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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08941

The Vantagepoint Funds
(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/08

Date of reporting period: 01/01/08 - 06/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1	(Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2008

VANTAGEPOINT FUNDS

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

JOAN McCALLEN

President

Dear Shareholders:

The first half of 2008 was a period of market turmoil, with stocks generally providing disappointing returns, in reaction to a slowing economy and liquidity concerns. To address these issues as well as concerns about inflation, the Board of Governors of the Federal Reserve System provided increased liquidity and lowered interest rates.

We believe the array of investment objectives and strategies offered through The Vantagepoint Funds serves our investors well during these periods of volatility. For investors seeking active management in a risk-controlled manner, many of the funds offer a multi-management approach. In constructing a multi-managed fund, Vantagepoint Investment Advisers, LLC (“VIA”) identifies investment strategies that are compatible with the fund’s investment objective. VIA then seeks to identify subadvisers who VIA believes have demonstrated the ability to consistently execute a specific investment strategy and who will complement the strategies of other subadvisers to that fund. This approach is designed to offer our investors the opportunity to diversify their investments among subadvisers with complementary investment styles.

We offer the Model Portfolio Funds, which are funds that you may select based upon your tolerance for risk, and the Milestone Funds, which are target-dated funds that you may select based upon the year you plan to retire or begin withdrawing from your retirement account. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds. The Milestone Funds also invest in the Vantagepoint Funds and are managed by VIA so that a fund’s asset allocation becomes more conservative as the designated year approaches.

At The Vantagepoint Funds, we will continue to maintain a long-term focus that we believe is well suited to our investors, who are building retirement security for themselves and their families. We look forward to continuing to serve you in 2008.

Sincerely,

Joan McCallen

This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. Please consult the current Vantagepoint Funds’ prospectus carefully for a complete summary of all fees, expenses, charges, financial highlights, investment objectives, risks and performance information. Investors should consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of the ICMA Retirement Corporation (“ICMA-RC”), and member FINRA/SIPC. For a current prospectus, contact ICMA-RC Services, LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 800-669-7400.

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders:

Introduction

The first half of 2008 brought a continuation of the difficult economic and market environment that developed during the second half of 2007, with losses across major equity markets and for many of the riskier fixed income sectors. The credit crisis that evolved in 2007 led to a liquidity crisis in the first quarter of 2008, meaningfully impacting market volatility and returns. The Federal Reserve Bank (“Federal Reserve”) responded to the liquidity crisis that developed in the wake of subprime mortgage related problems through multiple actions focused on regaining stability. To ease liquidity pressures, the Federal Reserve lowered the Fed Funds Rate four times, to 2.0%, and enhanced facilities for providing liquidity to the financial services industry. At a peak time of instability, when the ripple effect of a large financial institution failure could have been significant, the Federal Reserve orchestrated the acquisition of Bear Stearns Companies, Inc. (“Bear Stearns”) by JP Morgan Chase & Co. as the liquidity crisis threatened the ability of Bear Stearns to survive. Escalating commodity prices, notably oil prices increasing approximately 47%, contributed to concerns that an economic slowdown coupled with higher than target inflation could lead to a return of “stagflation” as was seen in the late 1970’s. First quarter Gross Domestic Product (“GDP”) was weak, consumer confidence dropped as unemployment increased, energy prices rose, and home prices continued to fall. The flight to quality investments by investors reacting to economic and market conditions left equity markets at lower levels at June 30, 2008.

A sampling of market returns for the six months ended June 30, 2008:*

*	This information is being provided for educational purposes and should not be construed as or relied upon as investment advice or as a solicitation for a particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index which consists of all investment-grade U.S. fixed income securities. The S&P 500 consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The Lehman Brothers Aggregate Bond Treasury Index is an unmanaged index of U.S. Treasury securities contained within the Lehman Brothers U.S. Aggregate Bond Index. All securities have an average life of at least one year. Lehman Brothers Asset Backed Securities Index is an unmanaged index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (non-callable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year. The Lehman Brothers US Corporate High Yield Index is an unmanaged index composed of USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2007 the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. A fund’s portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. Investment returns and principal value of an investment in the funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds’ prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC. 1-800-669-7400.

Fixed Income Returns Varied by Month and by Sector

While the first half of 2008 provided generally positive returns for fixed income investments, the results varied from month to month and by sector. In the first three months of 2008, the fixed income markets reacted favorably to Federal Reserve activity intended to ease interest rates and address developing liquidity issues. The Federal Reserve lowered the Fed Funds Rate in four steps by a total of 2.25%, from 4.25% at the close of 2007 to 2.0% on April 30, 2008. The Fed Funds Rate was held at 2% in the June meeting, reflecting the Federal Reserve’s challenge of balancing the risk of further economic slowdown with the risks of inflation. Following the April reduction in the Fed Funds Rate, and as a result of growing inflationary fears and stock market volatility, fixed income markets began to retreat. While the Lehman Brothers Aggregate Bond Index gained 2.17% in the first quarter of 2008, it lost 1.02% in the second quarter, for a six month return of 1.13%. Reflecting investors’ risk aversion, Treasuries outperformed other market sectors, evidenced by the 2.23% return of the Lehman Brothers Aggregate Bond Treasury Index for the six month period ended June 30. Treasury Inflation Protected Securities benefitted even further as a result of their inflation adjustment feature, providing a return of 4.88% as measured by the Lehman Brothers U.S. TIPS Index. In contrast, lower credit quality fixed income investments produced lower returns, evidenced by the negative 1.31% return of the Lehman Brothers U.S. Corporate High-Yield Index. Asset-backed securities, including sub-prime mortgage related securities’ market weakness, produced negative returns of 2.71% as measured by the Lehman Brothers Asset-Backed Securities Index.

Domestic Stocks Produced Losses

In the face of generally poor credit conditions, high commodity prices, declining corporate earnings and investor risk aversion, the U.S. equity market suffered relatively large losses in the first half of 2008. Heightened volatility that began in the latter half of 2007 continued into 2008 as U.S. domestic stocks, as measured by broad market indexes, lost value, with the largest losses occurring in the month of June. Following first quarter losses, evidenced by the S&P 500 Index return of -9.44%, rallies in April and May were more than offset by June losses, leaving the S&P 500 Index with a loss of 11.91% for the six month period ended June 30, 2008. Mid-capitalization stocks generally outperformed small-capitalization stocks; and, larger capitalization stocks underperformed mid- and smaller capitalization stocks. Growth stocks generally lost less than value stocks, as measured by Russell Indexes, across asset capitalization size categories. Market volatility was also evident across sectors of the market, as reflected by sector returns within the S&P 500 Index. While losing ground in the first quarter, the Energy sector led all other sectors for the first half of the year with a gain of 8.88%. Materials posted a modest gain of 1.26% for the six month period ended June 30. Six of the ten S&P 500 Index sectors returned losses of more than 10%, including the Financials sector that lost 29.73% as credit quality losses and write-offs continued.

International Stock Returns Paralleled U.S. Domestic Stock Returns

International stocks suffered in the face of high commodity prices, increasing concerns regarding inflation internationally, and weakness in the U.S. economy. The MSCI EAFE Index, representing developed non-U.S. countries, lost 10.58% for the six months ended June 30 in U.S. dollar terms, with negative returns in both quarters. The U.S. dollar declined nearly 8% against most currencies, helping offset market losses for un-hedged foreign portfolios. Emerging markets underperformed developed non-U.S. countries, losing 11.64% as measured by the MSCI Emerging Markets Index. In contrast to the first half of 2008, emerging markets outperformed non-U.S. developed markets on a calendar year basis each year from 2001 through 2007. During the first half of 2008, Latin American emerging markets outperformed, returning a positive 9.41% while Asian emerging markets lost 21.91%, as measured by MSCI emerging market indexes.

Vantagepoint Fund Returns

The six-month returns for The Vantagepoint Funds reflected the market dynamics discussed above, as bond funds earned positive returns and stock funds provided negative returns. The Inflation Protected Securities Fund led The Vantagepoint Funds with a positive 4.78% return for the period ended June 30, 2008, reflecting investors’ flight to quality coupled with increasing concerns regarding inflation even as the economy and corporate earnings slowed.

The Vantagepoint Actively Managed Funds

Total Return for six months ended June 30, 2008

Money Market Fund	1.40%
Low Duration Bond Fund	1.39%
Inflation Protected Securities Fund	4.78%
Asset Allocation Fund	-12.19%
Equity Income Fund	-11.35%
Growth and Income Fund	-11.46%
Growth Fund	-11.58%
Select Value Fund	-7.14%
Aggressive Opportunities Fund	-11.63%
Discovery Fund	-7.89%
International Fund	-8.94%
Diversified Assets Fund	0.90%

The Vantagepoint Model Portfolio Funds performed as expected given market conditions. The more conservatively allocated portfolios outperformed the more aggressively allocated portfolios.

Vantagepoint Model Portfolio Funds

Total Return for six months ended June 30, 2008

Model Portfolio Savings Oriented Fund	-1.50%
Model Portfolio Conservative Growth Fund	-3.37%
Model Portfolio Traditional Growth Fund	-5.66%
Model Portfolio Long-Term Growth Fund	-7.42%
Model Portfolio All-Equity Growth Fund	-10.27%

The Vantagepoint Milestone Funds also performed as expected, with the more conservatively allocated shorter-dated portfolios leading the longer-dated portfolios. As with the Model Portfolio Funds, the Milestone Funds provide broad exposure to both stocks and bonds, but unlike the Model Portfolio Funds, the stock/bond allocations become more conservative as their respective target year approaches.

Vantagepoint Milestone Funds

Total Return for six months ended June 30, 2008

Milestone Retirement Income Fund	-2.07%
Milestone 2010 Fund	-3.29%
Milestone 2015 Fund	-5.12%
Milestone 2020 Fund	-6.33%
Milestone 2025 Fund	-7.19%
Milestone 2030 Fund	-8.00%
Milestone 2035 Fund	-8.71%
Milestone 2040 Fund	-9.03%

The Vantagepoint Index Funds continued to provide broad exposure to securities represented by their target indexes at relatively low cost:

The Vantagepoint Index Funds

Total Return for six months ended June 30, 2008

	Class I	Class II
Core Bond Index Fund	1.12%	1.11%
500 Stock Index Fund	-12.21%	-12.08%
Broad Market Index Fund	-10.94%	-10.89%
Mid/Small Company Index Fund	-7.70%	-7.62%
Overseas Equity Index Fund	-10.74%	-10.59%

Enhancements to Vantagepoint Funds

During the turbulent markets of the first half of 2008, Vantagepoint Investment Advisers, LLC (“VIA”) continued to pursue its goal of positioning each fund to seek its long-term return and risk level goals. Consistent with The Vantagepoint Funds multi-manager style and subadviser due diligence processes, VIA continued its analytical rigor, conducting ongoing in-depth reviews of each fund’s performance results, coupled with attribution analysis of its risk / return performance. No subadviser changes were made during the six month period, however a number of specific analyses are underway that may lead to changes to help ensure that each fund continues to meet VIA’s quality standards.

Additionally, VIA conducted the scheduled mid-year “aging” of the target dated Vantagepoint Milestone Funds.

VIA continues to manage The Vantagepoint Funds with the goals of providing above average results over time coupled with below average volatility and diversification opportunities to enable public sector retirement plan investors to select portfolios appropriate for their individual investment goals. VIA continues to believe that long term investment horizons, portfolio diversification, and prudent decision making rewards retirement plan investors even as economic cycles alternate between stronger and weaker periods. VIA remains committed to its mission of supporting public sector retirement plan investors’ goals.

Sincerely,

Vantagepoint Investment Advisers, LLC

The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed as investment advice. It does not have regard to the individual investment objectives, financial situation or the particular needs of any specific person who may receive this report. Investors should seek financial advice regarding the appropriateness of investing in any securities or using any investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not an indicator of future performance. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member FINRA/SIPC. 1-800-669-7400.

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees, investor services fees, fund services fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL				Vantagepoint Funds	HYPOTHETICAL
Beginning Account Value 1/01/08	Ending Account Value 6/30/08	2008 Annualized Expense Ratio	Expenses Paid During Period*		Beginning Account Value 1/01/08	Ending Account Value 6/30/08	2008 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,014.00	0.63%	$3.15	Money Market**	$1,000.00	$1,021.73	0.63%	$3.17
$1,000.00	$1,013.90	0.65%	$3.25	Low Duration Bond	$1,000.00	$1,021.63	0.65%	$3.27
$1,000.00	$1,047.80	0.69%	$3.51	Inflation Protected Securities	$1,000.00	$1,021.43	0.69%	$3.47
$1,000.00	$878.10	0.76%	$3.55	Asset Allocation	$1,000.00	$1,021.08	0.76%	$3.82
$1,000.00	$886.50	0.88%	$4.13	Equity Income	$1,000.00	$1,020.49	0.88%	$4.42
$1,000.00	$885.40	0.81%	$3.80	Growth & Income	$1,000.00	$1,020.84	0.81%	$4.07
$1,000.00	$884.20	0.87%	$4.08	Growth	$1,000.00	$1,020.54	0.87%	$4.37
$1,000.00	$928.60	0.97%	$4.65	Select Value	$1,000.00	$1,020.04	0.97%	$4.87
$1,000.00	$883.70	0.96%	$4.50	Aggressive Opportunities	$1,000.00	$1,020.09	0.96%	$4.82
$1,000.00	$921.10	1.00%	$4.78	Discovery	$1,000.00	$1,019.89	1.00%	$5.02
$1,000.00	$910.60	1.08%	$5.13	International	$1,000.00	$1,019.49	1.08%	$5.42
$1,000.00	$1,009.00	1.01%	$5.05	Diversified Assets	$1,000.00	$1,019.84	1.01%	$5.07
$1,000.00	$1,011.20	0.44%	$2.20	Core Bond Index Class I	$1,000.00	$1,022.68	0.44%	$2.21
$1,000.00	$1,011.10	0.24%	$1.20	Core Bond Index Class II	$1,000.00	$1,023.67	0.24%	$1.21
$1,000.00	$877.90	0.46%	$2.15	500 Stock Index Class I	$1,000.00	$1,022.58	0.46%	$2.31
$1,000.00	$879.20	0.26%	$1.21	500 Stock Index Class II	$1,000.00	$1,023.57	0.26%	$1.31
$1,000.00	$890.60	0.45%	$2.12	Broad Market Index Class I	$1,000.00	$1,022.63	0.45%	$2.26
$1,000.00	$891.10	0.25%	$1.18	Broad Market Index Class II	$1,000.00	$1,023.62	0.25%	$1.26
$1,000.00	$923.00	0.50%	$2.39	Mid/Small Company Index Class I	$1,000.00	$1,022.38	0.50%	$2.51
$1,000.00	$923.80	0.30%	$1.43	Mid/Small Company Index Class II	$1,000.00	$1,023.37	0.30%	$1.51
$1,000.00	$892.60	0.63%	$2.96	Overseas Equity Index Class I	$1,000.00	$1,021.73	0.63%	$3.17
$1,000.00	$894.10	0.43%	$2.03	Overseas Equity Index Class II	$1,000.00	$1,022.73	0.43%	$2.16
$1,000.00	$985.00	0.88%	$4.34	Model Portfolio Savings Oriented**	$1,000.00	$1,020.49	0.88%	$4.42
$1,000.00	$966.30	0.90%	$4.40	Model Portfolio Conservative Growth**	$1,000.00	$1,020.39	0.90%	$4.52
$1,000.00	$943.40	0.95%	$4.59	Model Portfolio Traditional Growth**	$1,000.00	$1,020.14	0.95%	$4.77
$1,000.00	$925.80	1.00%	$4.79	Model Portfolio Long-Term Growth**	$1,000.00	$1,019.89	1.00%	$5.02

ACTUAL				Vantagepoint Funds	HYPOTHETICAL
Beginning Account Value 1/01/08	Ending Account Value 6/30/08	2008 Annualized Expense Ratio	Expenses Paid During Period*		Beginning Account Value 1/01/08	Ending Account Value 6/30/08	2008 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$897.30	1.09%	$5.14	Model Portfolio All-Equity Growth**	$1,000.00	$1,019.44	1.09%	$5.47
$1,000.00	$979.30	0.81%	$3.99	Milestone Retirement Income**	$1,000.00	$1,020.84	0.81%	$4.07
$1,000.00	$967.10	0.88%	$4.30	Milestone 2010**	$1,000.00	$1,020.49	0.88%	$4.42
$1,000.00	$948.80	0.91%	$4.41	Milestone 2015**	$1,000.00	$1,020.34	0.91%	$4.57
$1,000.00	$936.70	0.93%	$4.48	Milestone 2020**	$1,000.00	$1,020.24	0.93%	$4.67
$1,000.00	$928.10	0.95%	$4.55	Milestone 2025**	$1,000.00	$1,020.14	0.95%	$4.77
$1,000.00	$920.00	0.97%	$4.63	Milestone 2030**	$1,000.00	$1,020.04	0.97%	$4.87
$1,000.00	$912.90	0.99%	$4.71	Milestone 2035**	$1,000.00	$1,019.94	0.99%	$4.97
$1,000.00	$909.70	0.99%	$4.70	Milestone 2040**	$1,000.00	$1,019.94	0.99%	$4.97

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 182/366] (to reflect the one-half year period).
**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns

As of June 30, 2008

	Year-to-date through 6/30/08	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*
Actively Managed Funds

Money Market Fund[1]	1.40%	3.76%	4.09%	2.87%	—	3.18%	3/99
Low Duration Bond Fund[2]	1.39%	4.75%	3.70%	3.42%	—	3.80%	12/00
Inflation Protected Securities Fund[2]	4.78%	14.72%	5.79%	3.91%	5.29%	—	7/92
Asset Allocation Fund	-12.19%	-12.24%	4.34%	7.12%	3.66%	—	12/74
Equity Income Fund	-11.35%	-16.14%	4.23%	9.38%	6.00%	—	4/94
Growth & Income Fund	-11.46%	-12.84%	4.31%	7.17%	—	7.21%	10/98
Growth Fund	-11.58%	-10.32%	5.46%	6.05%	3.14%	—	4/83
Aggressive Opportunities Fund	-11.63%	-16.32%	5.02%	11.10%	4.47%	—	10/94
International Fund	-8.94%	-6.38%	13.98%	15.52%	5.38%	—	10/94

Index Funds

Core Bond Index Fund (Class I)	1.12%	6.87%	3.68%	3.45%	5.17%	—	6/97
Core Bond Index Fund (Class II)	1.11%	7.06%	3.87%	3.64%	—	5.48%	4/99
500 Stock Index Fund (Class I)	-12.21%	-13.54%	3.91%	7.11%	2.42%	—	6/97
500 Stock Index Fund (Class II)	-12.08%	-13.42%	4.14%	7.30%	—	1.28%	4/99
Broad Market Index Fund (Class I)	-10.94%	-12.78%	4.66%	8.34%	3.18%	—	10/94
Broad Market Index Fund (Class II)	-10.89%	-12.61%	4.85%	8.55%	—	2.47%	4/99
Mid/Small Company Index Fund (Class I)	-7.70%	-11.32%	6.29%	11.90%	5.52%	—	6/97
Mid/Small Company Index Fund (Class II)	-7.62%	-11.14%	6.49%	12.12%	—	6.34%	4/99
Overseas Equity Index Fund (Class I)	-10.74%	-10.79%	12.29%	15.94%	5.11%	—	6/97
Overseas Equity Index Fund (Class II)	-10.59%	-10.62%	12.51%	16.23%	—	5.25%	4/99

Model Portfolio Funds[3]

Model Portfolio Savings Oriented Fund	-1.50%	1.43%	4.44%	5.09%	4.73%	—	2/95
Model Portfolio Conservative Growth Fund	-3.37%	-1.34%	4.95%	5.99%	4.88%	—	4/96
Model Portfolio Traditional Growth Fund	-5.66%	-4.72%	5.60%	7.18%	5.03%	—	4/96
Model Portfolio Long-Term Growth Fund	-7.42%	-7.17%	6.40%	8.55%	5.44%	—	4/96
Model Portfolio All-Equity Growth Fund	-10.27%	-11.46%	6.64%	9.48%	—	1.65%	10/00

Vantagepoint Funds Returns

As of June 30, 2008

	Year-to-date through 6/30/08	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*
Milestone Funds[3]

Milestone Retirement Income Fund	-2.07%	0.41%	4.52%	—	—	4.19%	01/05
Milestone 2010 Fund	-3.29%	-1.34%	5.31%	—	—	4.68%	01/05
Milestone 2015 Fund	-5.12%	-3.88%	5.93%	—	—	5.12%	01/05
Milestone 2020 Fund	-6.33%	-5.52%	6.12%	—	—	5.26%	01/05
Milestone 2025 Fund	-7.19%	-6.81%	6.35%	—	—	5.39%	01/05
Milestone 2030 Fund	-8.00%	-8.04%	6.50%	—	—	5.46%	01/05
Milestone 2035 Fund	-8.71%	-9.00%	6.61%	—	—	5.52%	01/05
Milestone 2040 Fund	-9.03%	-9.38%	6.53%	—	—	5.45%	01/05

*	Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 for Actively Managed and Class I shares of the Index Funds and for the Model Portfolio Funds prior to December 4, 2000, represents performance of the Funds prior to SEC registrations. For periods prior to March 1, 1999, the performance shown is of a commingled fund that had the same investment objectives and policies of each respective fund that was advised by an affiliate of each fund’s adviser. This past performance was adjusted at a fund’s inception to reflect expenses of a fund. The commingled funds were not registered mutual funds and therefore were not subject to the same investment and tax restrictions as a registered fund. If the commingled funds had been subject to such restrictions, performance may have been lower. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member FINRA/SIPC. For a current prospectus and for performance data current to the most recent month end, contact ICMA-RC Services LLC by calling 1-800-669-7400, or by visiting icmarc.org. Para asistencia en Español llame al 1-800-669-8216.
[1]

Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance of the Vantagepoint Money Market Fund is dependent upon the performance of the underlying fund in which it invests.

[2]

Effective May 1, 2007, the name and principal investment strategies of each of these funds were changed. Prior to that date, the Low Duration Bond Fund was known as the Short-Term Bond Fund and the Inflation Protected Securities Fund was known as the US Government Securities Fund. In addition to the change of name and investment strategies, new subadvisers were hired to manage the Inflation Protected Securities Fund. As such, performance prior to May 1, 2007, should not be considered representative of these two funds as actively managed.

[3]	Performance of the Model Portfolio and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio and Milestone Fund invests.

Vantagepoint Funds Investment Objectives

Fund ticker symbols are included in parentheses after Fund names. Total net assets presented are as of June 30, 2008.

Actively Managed Funds

Money Market Fund[1] (VAMXX)	Year of Inception: 1999	Total Net Assets: $358 million

Investment Objective:	To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Market Index:	30-Day Treasury Bill

Peer Group:	MFR Prime Retail Average

Low Duration Bond Fund [2] (VPIPX)	Year of Inception: 2000	Total Net Assets: $503 million

Investment Objective:	To seek total return that is consistent with preservation of capital.

Investment Subadvisers:	Payden & Rygel
STW Fixed Income Management Ltd.

Market Index:	Merrill Lynch 1-3 Year Government/Corporate Index

Peer Group:	Morningstar Short-Term Bond Funds Average

Inflation Protected Securities Fund [2] (VPTSX)	Year of Inception: 1992	Total Net Assets: $349 million

Investment Objective:	To offer current income.

Investment Subadviser:	Pacific Investment Management Company
BlackRock Financial Management, Inc.

Market Index:	Lehman Brothers U.S. TIPS Index

Peer Group:	Morningstar Inflation Protected Bond Funds Average

Asset Allocation Fund (VPAAX)	Year of Inception: 1974	Total Net Assets: $622 million

Investment Objective:	To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

Investment Subadviser:	Mellon Capital Management Corporation

Market Indexes:	S&P 500 Index
Lehman Brothers Long-Term Treasury Index
91-Day U.S. T-Bills

Peer Group:	Morningstar Moderate Allocation Funds Average

[1]

Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[2]

Effective May 1, 2007, the name and principal investment strategies of each of these funds were changed. Prior to that date the Low Duration Bond Fund was known as the Short-Tem Bond Fund and the Inflation Protected Securities Fund was known as the US Government Securities Fund.

Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,527 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield.

Investment Subadvisers:	Barrow, Hanley, Mewhinney, & Strauss, Inc.
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $1,001 million

Investment Objective:	To offer long-term capital growth and current income.

Investment Subadvisers:	Capital Guardian Trust Company
T. Rowe Price Associates, Inc.
Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $2,200 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management, Inc.
Peregrine Capital Management, Inc.
Tukman Grossman Capital Management, Inc.
Westfield Capital Management Company, L.P.

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Select Value Fund (VPSVX)	Year of Inception: 2007	Total Net Assets: $279 million

Investment Objective:	To offer long-term growth from dividend income and capital appreciation.

Investment Subadvisers:	Goldman Sachs Asset Management, L.P.
WEDGE Capital Management, L.L.P.
Systematic Financial Management, L.P.

Market Index:	Russell MidCap Value Index

Peer Group:	Morningstar Mid-Cap Value Funds Average

Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $978 million

Investment Objective:	To offer high long-term capital appreciation.

Investment Subadvisers:	Legg Mason Capital Management, Inc.
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.
TimesSquare Capital Management, LLC

Market Index:	Russell MidCap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

Discovery Fund (VPDSX)	Year of Inception: 2007	Total Net Assets: $163 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Payden & Rygel
Wellington Management Company, LLP

Market Index:	Russell 2000 Index

Peer Group:	Morningstar Small Blend Funds Average

International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $1,047 million

Investment Objective:	To offer long-term capital growth and diversification by country.

Investment Subadvisers:	Artisan Partners Limited Partnership
Capital Guardian Trust Company
GlobeFlex Capital, LP
Walter Scott & Partners Limited

Market Index:	Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index

Peer Group:	Morningstar Foreign Large Blend Funds Average

Diversified Assets Fund (VPDAX)	Year of Inception: 2007	Total Net Assets: $454 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Analytic Investors, LLC
Drake Capital Management LLC
Mellon Capital Management Corporation
Payden & Rygel

Market Index:	Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Long-Short Funds Average

Index Funds

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser for these funds.

(Class I and II ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $1,056 million

Investment Objective:	To offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index.

Market Index:	Lehman Brothers Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $351 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $559 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 5000 Composite Index.

Market Index:	Dow Jones Wilshire 5000 Composite Index (FA)

Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $208 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 4500 Completion Index.

Market Index:	Dow Jones Wilshire 4500 Completion Index (FA)

Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $212 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index.

Market Index:	MSCI EAFE Free Index

Model Portfolio Funds

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $309 million

Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth, while seeking to limit risk.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	38% - 48%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%
	Vantagepoint Inflation Protected Securities Fund	4% - 14%

Equity Funds
	Vantagepoint Equity Income Fund	5% - 15%
	Vantagepoint Growth & Income Fund	5% - 15%
	Vantagepoint International Fund	0% - 10%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $566 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	18% - 28%
	Vantagepoint Core Bond Index Fund (Class I)	16% - 26%
	Vantagepoint Inflation Protected Securities Fund	2% - 12%

Equity Funds
	Vantagepoint Equity Income Fund	6% - 16%
	Vantagepoint Growth & Income Fund	4% - 14%
	Vantagepoint Growth Fund	1% - 11%
	Vantagepoint Select Value Fund	0% - 10%
	Vantagepoint Aggressive Opportunities Fund	0% - 10%
	Vantagepoint International Fund	3% - 13%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,401 million

Investment Objective:	To offer moderate capital growth and reasonable current income.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	3% - 13%
	Vantagepoint Core Bond Index Fund (Class I)	13% - 23%
	Vantagepoint Inflation Protected Securities Fund	0% - 10%

Equity Funds
	Vantagepoint Equity Income Fund	7% - 17%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Select Value Fund	0% - 10%
	Vantagepoint Aggressive Opportunities Fund	0% - 10%
	Vantagepoint Discovery Fund	0% - 10%
	Vantagepoint International Fund	7% - 17%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% -10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Moderate Allocation Funds Average

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $1,583 million

Investment Objective:	To offer high long-term capital growth and modest current income.

Allocation Range:	Fixed Income Funds
	Vantagepoint Core Bond Index Fund (Class I)	10% -20%

Equity Funds
	Vantagepoint Equity Income Fund	8% -18%
	Vantagepoint Growth & Income Fund	8% -18%
	Vantagepoint Growth Fund	7% -17%
	Vantagepoint Select Value Fund	4% -14%
	Vantagepoint Aggressive Opportunities Fund	4% -14%
	Vantagepoint Discovery Fund	0% -10%
	Vantagepoint International Fund	11% -21%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% -10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Large Blend Funds Average

Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $550 million

Investment Objective:	To offer high long-term capital growth.

Allocation Range:	Equity Funds
	Vantagepoint Equity Income Fund	13% - 23%
	Vantagepoint Growth & Income Fund	12% - 22%
	Vantagepoint Growth Fund	12% - 22%
	Vantagepoint Select Value Fund	5% - 15%
	Vantagepoint Aggressive Opportunities Fund	5% - 15%
	Vantagepoint Discovery Fund	4% - 14%
	Vantagepoint International Fund	15% - 25%

Market Indexes:	S&P 500 Index
MSCI EAFE Index

Peer Group:	Morningstar Large Blend Funds Average

Vantagepoint Milestone Funds

Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $53 million

Investment Objective:	To seek to offer current income and opportunities for capital growth that have limited risk.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	35% - 45%
	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%
	Vantagepoint Inflation Protected Securities Fund	4% - 14%

Equity Funds
	Vantagepoint Equity Income Fund	7% - 17%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint International Fund	1% - 11%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2000-2014 Funds Average

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets: $73 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	25% - 35%
	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%
	Vantagepoint Inflation Protected Securities Fund	3% - 13%

Equity Funds
	Vantagepoint Equity Income Fund	10% - 20%
	Vantagepoint Growth & Income Fund	6% - 16%
	Vantagepoint Growth Fund	0% - 10%
	Vantagepoint Mid/Small Company Index Fund (Class I)	0% - 10%
	Vantagepoint International Fund	3% - 13%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2000-2014 Funds Average

Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $138 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	10% - 20%
	Vantagepoint Core Bond Index Fund (Class I)	12% - 22%
	Vantagepoint Inflation Protected Securities Fund	0% - 10%

Equity Funds
	Vantagepoint Equity Income Fund	14% - 24%
	Vantagepoint Growth & Income Fund	6% - 16%
	Vantagepoint Growth Fund	3% - 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	2% - 12%
	Vantagepoint International Fund	6% - 16%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2015-2029 Funds Average

Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $124 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	2% - 12%
	Vantagepoint Core Bond Index Fund (Class I)	13% - 23%

Equity Funds
	Vantagepoint Equity Income Fund	17% - 27%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	4% - 14%
	Vantagepoint Mid/Small Company Index Fund (Class I)	5% - 15%
	Vantagepoint International Fund	8% - 18%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2015-2029 Funds Average

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $90 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Range:	Fixed Income Funds
	Vantagepoint Low Duration Bond Fund	0% - 10%
	Vantagepoint Core Bond Index Fund (Class I)	10% - 20%

Equity Funds
	Vantagepoint Equity Income Fund	18% - 28%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Mid/Small Company Index Fund (Class I)	7% - 17%
	Vantagepoint International Fund	10% - 20%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2015-2029 Funds Average

Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $69 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Range:	Fixed Income Funds
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%

Equity Funds
	Vantagepoint Equity Income Fund	20% - 30%
	Vantagepoint Growth & Income Fund	9% - 19%
	Vantagepoint Growth Fund	6% - 16%
	Vantagepoint Mid/Small Company Index Fund (Class I)	10% - 20%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2030+ Funds Average

Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $39 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Allocation Range:	Fixed Income Funds
	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%

Equity Funds
	Vantagepoint Equity Income Fund	21% - 31%
	Vantagepoint Growth & Income Fund	10% - 20%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	13% - 23%
	Vantagepoint International Fund	13% - 23%

Multi-Strategy Funds
	Vantagepoint Diversified Assets Fund	0% - 10%

Market Indexes:	S&P 500 Index
Lehman Brothers Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2030+ Funds Average

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $38 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Allocation Range:	Fixed Income Funds
	Vantagepoint Core Bond Index Fund (Class I)	5% - 15%

Equity Funds
	Vantagepoint Equity Income Fund	21% - 31%
	Vantagepoint Growth & Income Fund	10% - 20%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	14% - 24%
	Vantagepoint International Fund	13% - 23%

Market Indexes:	S&P 500 Index
MSCI EAFE Index

Peer Group:	Morningstar Target Date 2030+ Funds Average

The following describes the market indexes noted:

S&P 500 Index — consists of 500 companies representing larger capitalization stocks traded in the U.S.

Dow Jones Wilshire 5000 Composite Index (FA) — consists of substantially all common equity securities of companies domiciled in the U.S. for which daily pricing is available and is calculated using a float adjusted methodology.

Dow Jones Wilshire 4500 Completion Index (FA) — consists of all equity securities of companies domiciled in the U.S. for which daily pricing is available less the 500 stocks in the S&P 500 Index and is calculated using a float adjusted methodology.

Merrill Lynch 1-3 Year Government/Corporate Bond Index — tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index (“EAFE Index”) — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index (“EAFE Free Index”) — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

Lehman Aggregate Bond Index — consists of investment-grade U.S. fixed income securities.

Lehman Brothers Intermediate Aggregate Bond Index — consists of U.S. Government, mortgage, corporate and asset backed securities with maturities of one to 10 years.

Lehman Brothers U.S. TIPS Index — consists of all U.S. Treasury Inflation Protected Securities rated investment grade or better, having at lease one year to final maturity and at least $250 million par amount outstanding.

Lehman Brothers Long-Term Treasury Bond Index — consists of all Treasury obligations with maturities of 10 years or greater.

Russell 1000 Index — measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000 Value Index — measures the performance of the large-cap value segment of the U.S. equity universe. It includes the Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.

Russell 1000 Growth Index — measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell companies with higher price-to-book ratios and higher forecasted growth values.

Russell MidCap Index — measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index.

Russell MidCap Growth Index — measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index — measures the performance of the small-cap segment of the U.S. equity universe.

Vantagepoint Funds Asset Allocations (percentages of total assets)

Fund Name	Repurchase Agreements	Certificates of Deposits	Time Deposits	Variable Rate Demand Notes	Commercial Paper	Medium Term Notes	Funding Agreements	Asset-backed Commercial Paper	U.S. Gov’t Agency Discount Notes	Master Notes	Euro CDs	Bank Notes	U.S. Agency Floater Notes
Vantagepoint Money Market Fund	9.9%	28.4%	4.2%	5.2%	5.1%	4.7%	1.2%	34.2%	0.2%	2.3%	3.3%	0.8%	0.5%

	Asset-backed	Mortgage-related	Muni	Non-US	US Agency	US Corp	US Treas	Cash
Vantagepoint Low Duration Bond Fund	22.6%	9.0%	0.0%	1.1%	7.1%	35.9%	20.5%	3.8%
Vantagepoint Inflation Protected Securities Fund	0.4%	3.1%	0.0%	0.0%	2.0%	1.8%	92.9%	0.0%
Vantagepoint Core Bond Index Fund Class I	0.7%	44.0%	0.2%	2.8%	10.9%	19.4%	22.0%	0.1%
Vantagepoint Core Bond Index Fund Class II	0.7%	44.0%	0.2%	2.8%	10.9%	19.4%	22.0%	0.1%

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm	Utilities	Cash & Equivalents
Vantagepoint Equity Income Fund	18.3%	5.5%	14.6%	15.4%	7.6%	9.7%	12.3%	3.8%	4.6%	3.8%	4.4%
Vantagepoint 500 Stock Index Fund Class I	8.0%	10.5%	15.8%	13.9%	11.7%	11.0%	16.2%	3.8%	3.3%	3.9%	1.9%
Vantagepoint 500 Stock Index Fund Class II	8.0%	10.5%	15.8%	13.9%	11.7%	11.0%	16.2%	3.8%	3.3%	3.9%	1.9%
Vantagepoint Growth & Income Fund	8.2%	9.4%	10.2%	14.7%	13.6%	8.6%	18.5%	5.6%	4.1%	3.3%	4.0%
Vantagepoint Broad Market Index Fund Class I	8.9%	9.1%	15.2%	14.9%	11.5%	11.4%	16.3%	4.4%	2.9%	4.2%	1.3%
Vantagepoint Broad Market Index Fund Class II	8.9%	9.1%	15.2%	14.9%	11.5%	11.4%	16.3%	4.4%	2.9%	4.2%	1.3%
Vantagepoint Growth Fund	7.7%	11.7%	7.1%	11.9%	10.7%	12.6%	32.3%	2.0%	0.1%	0.9%	3.1%
Vantagepoint Select Value Fund	11.8%	6.9%	7.0%	25.9%	4.8%	9.2%	10.1%	7.7%	1.7%	12.9%	2.0%
Vantagepoint Aggressive Opportunities Fund	17.5%	1.6%	7.6%	13.0%	14.1%	13.4%	22.3%	2.9%	4.5%	0.3%	2.8%
Vantagepoint Mid-Small Company Index Fund Class I	10.9%	2.8%	12.5%	19.4%	10.2%	13.8%	15.4%	6.4%	1.6%	5.2%	1.8%
Vantagepoint Mid-Small Company Index Fund Class II	10.9%	2.8%	12.5%	19.4%	10.2%	13.8%	15.4%	6.4%	1.6%	5.2%	1.8%
Vantagepoint Discovery Fund*	9.8%	2.7%	13.7%	15.5%	12.7%	12.8%	17.3%	6.7%	2.8%	2.0%	4.1%

*	The Sector Allocation reflected was calculated using the actual equity securities held by the Vantagepoint Discovery Fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund.

	Australia	Canada	France	Germany	Hong Kong	Italy	Japan	Netherlands	Russia	Spain	Sweden	Switzerland	United Kingdom	U.S. Cash	Other**
Vantagepoint Overseas Equity Index Fund Class I	6.6%	0.0%	9.6%	8.7%	2.1%	3.7%	20.6%	4.6%	0.0%	3.9%	2.2%	6.8%	19.5%	1.9%	9.8%
Vantagepoint Overseas Equity Index Fund Class II	6.6%	0.0%	9.6%	8.7%	2.1%	3.7%	20.6%	4.6%	0.0%	3.9%	2.2%	6.8%	19.5%	1.9%	9.8%
Vantagepoint International Fund	2.7%	6.3%	9.7%	7.6%	5.0%	1.6%	23.0%	2.8%	2.0%	3.4%	1.8%	7.8%	12.3%	3.5%	10.6%

**	Other represents countries with under a 2% individual weighting.

Rows may not sum to 100% due to rounding.

Vantagepoint Funds Asset Allocations (percentages of total assets) continued

	Low Duration Bond Fund	Core Bond Index Fund	Inflation Protected Securities Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/Small Index Fund	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversified Assets Fund
Vantagepoint Model Portfolio Savings Oriented Fund	43.0%	13.0%	9.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	10.0%
Vantagepoint Model Portfolio Conservative Growth Fund	23.0%	20.5%	6.5%	11.0%	9.0%	6.0%	3.0%	0.0%	3.0%	0.0%	8.0%	10.0%
Vantagepoint Model Portfolio Traditional Growth Fund	8.0%	18.0%	4.0%	12.0%	12.0%	10.0%	5.5%	0.0%	5.5%	3.0%	12.0%	10.0%
Vantagepoint Model Portfolio Long-Term Growth Fund	15.0%	0.0%	0.0%	13.0%	13.0%	11.5%	8.5%	0.0%	8.5%	4.5%	16.0%	10.0%
Vantagepoint Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	18.0%	17.0%	17.0%	9.5%	0.0%	9.5%	9.0%	20.0%	0.0%
Vantagepoint Milestone Retirement Income Fund	40.0%	11.0%	9.0%	12.0%	12.0%	0.0%	0.0%	0.0%	0.0%	0.0%	6.0%	10.0%
Vantagepoint Milestone 2010 Fund	33.0%	11.0%	8.0%	14.0%	11.6%	2.8%	0.0%	2.0%	0.0%	0.0%	7.6%	10.0%
Vantagepoint Milestone 2015 Fund	17.5%	14.6%	3.9%	18.6%	11.0%	7.4%	0.0%	6.2%	0.0%	0.0%	10.8%	10.0%
Vantagepoint Milestone 2020 Fund	8.0%	18.7%	0.0%	21.6%	11.6%	8.4%	0.0%	9.0%	0.0%	0.0%	12.7%	10.0%
Vantagepoint Milestone 2025 Fund	3.0%	15.5%	0.0%	23.1%	13.1%	9.4%	0.0%	11.5%	0.0%	0.0%	14.5%	10.0%
Vantagepoint Milestone 2030 Fund	0.0%	12.8%	0.0%	24.4%	14.2%	10.4%	0.0%	14.2%	0.0%	0.0%	16.0%	8.0%
Vantagepoint Milestone 2035 Fund	0.0%	11.1%	0.0%	25.4%	14.7%	11.4%	0.0%	17.2%	0.0%	0.0%	17.3%	3.0%
Vantagepoint Milestone 2040 Fund	0.0%	10.0%	0.0%	26.0%	15.0%	12.0%	0.0%	19.0%	0.0%	0.0%	18.0%	0.0%

	Stocks		Bonds		Cash
Vantagepoint Asset Allocation Fund		100%		0%		0%

	Stocks		Bonds		Cash		Currencies
	Short	Long	Short	Long	Short	Long	Short	Long
Vantagepoint Diversified Assets Fund*	-17%	25%	-42%	137%	0%	18%	-40%	40%

*	Portfolio exposures represent the market value of physical securities and the measurement of exposure through the derivative instruments held by the Vantagepoint Diversified Assets Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value. This measurement method is intended to reflect the “economic exposure “ of the derivative – effectively, the market exposure, to the Fund. This may result in a total percentage reflected in the chart that exceeds 100%. In its use of derivative instruments, the Vantagepoint Diversified Assets Fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which move in the opposite direction as the prices of the underlying investments, pools of investments, indexes or currencies). These long and short positions are reflected in the chart above.

Rows may not sum to 100% due to rounding.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
ASSETS:
Securities, at market value†	$354,969,445	$613,236,209	$464,286,866	$650,502,560	$1,682,734,295
Cash	—	1,966	178,822	—	52,993
Cash collateral for futures contracts	—	—	2,150,000	—	—
Cash denominated in foreign currencies	—	—	205,921	—	—
Receivable for:
Dividends	752,941	28,529	20,927	693,147	1,734,793
Interest	—	3,860,897	2,759,288	—	—
Security lending income	—	29,513	3,484	22,468	170,269
Investments sold	—	893,124	197,073	18	2,681,400
Fund shares sold	2,677,376	1,462,818	3,441,296	—	640,125
Recoverable foreign taxes	—	—	4,545	—	—
Unrealized gain on swaps	—	—	110,100	—	—
Variation margin on futures contracts	—	—	—	94,765	—
Gross unrealized gain on forward foreign currency exchange contracts	—	—	47,560	—	—
Due from Broker	—	—	16,070	—	—

Total Assets	358,399,762	619,513,056	473,421,952	651,312,958	1,688,013,875

LIABILITIES:
Payable for:
Investments purchased	—	1,009,961	18,446,469	299,257	2,513,978
Distributions	598,425	1,462,806	2,229,859	—	—
Fund shares redeemed	42,656	412,781	143,027	264,794	633,123
Variation margin on futures contracts	—	—	6,445	—	—
Collateral for securities loaned	—	113,124,259	102,327,713	27,099,058	155,350,007
Unrealized loss on swaps	—	—	1,026,469	—	—
Options written, at value (Cost $0, $0, $(259,965), $0 and $0, respectively)	—	—	253,862	—	—
Due to custodian	—	—	—	379,309	—
Gross unrealized loss on forward foreign currency exchange contracts	—	—	105	—	—
Accrued Expenses:
Advisory fees	29,050	41,124	27,975	53,742	131,307
Subadviser fees	—	408,944	183,619	405,330	1,519,307
Investor services	58,101	82,250	55,951	107,487	262,619
Fund services	43,576	61,688	41,963	80,615	196,965
Administration	5,139	14,345	7,244	21,255	33,851
Directors	974	1,781	834	2,562	5,703
Other accrued expense	13,091	73,021	26,528	140,488	140,120

Total Liabilities	791,012	116,692,960	124,778,063	28,853,897	160,786,980

NET ASSETS	$357,608,750	$502,820,096	$348,643,889	$622,459,061	$1,527,226,895

NET ASSETS REPRESENTED BY:
Paid-in capital	$357,608,750	$510,372,957	$341,434,319	$579,499,590	$1,448,698,137
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swaps	—	(2,023,290)	5,800,766	49,925,429	30,973,622
Undistributed net investment income	—	147,563	323,340	5,446,398	12,906,969
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swaps	—	(5,677,134)	1,085,464	(12,412,356)	34,648,167

NET ASSETS	$357,608,750	$502,820,096	$348,643,889	$622,459,061	$1,527,226,895

CAPITAL SHARES:
Net Assets	$357,608,750	$502,820,096	$348,643,889	$622,459,061	$1,527,226,895
Shares Outstanding	357,608,747	51,355,083	32,780,505	83,156,891	176,203,904
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$9.79	$10.64	$7.49	$8.67
Cost of investments	$354,969,445	$615,259,499	$457,375,745	$592,184,926	$1,651,760,673
Cost of cash denominated in foreign currencies	$—	$—	$202,467	$—	$—

† Includes securities on loan with market values of (Note 6):	$—	$110,879,477	$100,113,357	$26,201,038	$149,727,913
(1) Formerly Short-Term Bond Fund.
(2) Formerly US Government Securities Fund.

See Notes to Financial Statements.	21

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Securities, at market value†	$1,063,483,124	$2,341,856,274	$340,033,799	$1,209,666,277
Cash	12,109,598	—	—	17,459
Cash denominated in foreign currencies	—	—	18,681	174,724
Receivable for:
Dividends	1,205,831	1,650,129	493,964	582,382
Interest	1,706	—	—	143,293
Security lending income	33,310	111	21,631	309,580
Investments sold	4,827,718	8,854,038	11,741,369	3,295,215
Fund shares sold	401,612	278,436	105,055	154,766
Recoverable foreign taxes	18,219	23,358	—	—
Variation margin on futures contracts	—	—	275	—

Total Assets	1,082,081,118	2,352,662,346	352,414,774	1,214,343,696

LIABILITIES:
Payable for:
Investments purchased	7,374,127	16,650,745	10,957,323	4,425,921
Fund shares redeemed	181,386	1,205,077	11,056	512,339
Collateral for securities loaned	72,424,113	131,529,337	62,000,345	229,834,163
Due to custodian	—	2,426	29,567	—
Accrued Expenses:
Advisory fees	85,396	188,956	24,018	85,185
Subadviser fees	762,672	2,153,747	517,821	1,068,523
Investor services	170,794	377,918	48,037	170,373
Fund services	128,096	283,440	36,028	127,781
Administration	22,275	71,222	8,935	26,437
Directors	3,780	8,813	790	4,054
Other accrued expense	105,591	288,709	52,179	136,417

Total Liabilities	81,258,230	152,760,390	73,686,099	236,391,193

NET ASSETS	$1,000,822,888	$2,199,901,956	$278,728,675	$977,952,503

NET ASSETS REPRESENTED BY:
Paid-in capital	$976,230,705	$2,382,813,500	$318,780,768	$957,812,177
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swaps	13,143,020	112,593,007	(25,833,663)	(39,228,372)
Undistributed net investment income	5,246,378	6,729,395	1,871,952	1,974,491
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swaps	6,202,785	(302,233,946)	(16,090,382)	57,394,207

NET ASSETS	$1,000,822,888	$2,199,901,956	$278,728,675	$977,952,503

CAPITAL SHARES:
Net Assets	$1,000,822,888	$2,199,901,956	$278,728,675	$977,952,503
Shares Outstanding	107,067,491	237,980,670	31,987,338	98,322,151
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.35	$9.24	$8.71	$9.95
Cost of investments	$1,050,340,046	$2,229,263,267	$365,847,743	$1,248,895,866
Cost of cash denominated in foreign currencies	$—	$—	$18,681	$173,507

† Includes securities on loan with market values of (Note 6):	$69,679,417	$128,697,897	$59,876,131	$220,441,019

22	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Discovery	International	Diversified Assets
ASSETS:
Securities, at market value†	$199,656,712	$1,106,038,430	$445,384,459
Cash	3,925,735	1,404,962	827,766
Cash collateral for futures contracts	—	—	507,760
Cash denominated in foreign currencies	16,476	6,445,848	109,191
Receivable for:
Dividends	131,784	1,378,727	43,039
Interest	746,125	—	1,445,487
Security lending income	34,508	28,736	—
Investments sold	527,747	5,198,169	—
Fund shares sold	44,347	181,910	—
Recoverable foreign taxes	—	874,451	—
Unrealized gain on swaps	—	—	3,907,466
Variation margin on futures contracts	—	—	1,100,552
Gross unrealized gain on forward foreign currency exchange contracts	—	643,030	3,613,761

Total Assets	205,083,434	1,122,194,263	456,939,481

LIABILITIES:
Payable for:
Investments purchased	875,077	3,011,019	—
Fund shares redeemed	—	292,462	221,458
Variation margin on futures contracts	838,466	—	—
Collateral for securities loaned	40,556,855	69,583,854	—
Unrealized loss on swaps	—	—	59,694
Options written, at value (Cost $0, $0 and $(189,853), respectively)	—	—	99,591
Gross unrealized loss on forward foreign currency exchange contracts	—	152,262	1,557,780
Accrued Expenses:
Advisory fees	14,019	88,204	37,238
Subadviser fees	184,367	1,418,386	884,936
Investor services	28,039	176,412	74,478
Fund services	21,030	132,310	55,859
Administration	5,196	20,985	13,435
Directors	464	3,804	1,249
Other accrued expense	36,267	192,473	67,201

Total Liabilities	42,559,780	75,072,171	3,072,919

NET ASSETS	$162,523,654	$1,047,122,092	$453,866,562

NET ASSETS REPRESENTED BY:
Paid-in capital	$189,844,093	$970,691,581	$452,250,247
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swaps	(19,346,615)	47,383,921	3,086,405
Undistributed net investment income	1,549,471	11,950,141	7,320,773
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swaps	(9,523,295)	17,096,449	(8,790,863)

NET ASSETS	$162,523,654	$1,047,122,092	$453,866,562

CAPITAL SHARES:
Net Assets	$162,523,654	$1,047,122,092	$453,866,562
Shares Outstanding	19,080,749	94,307,325	45,197,698
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$8.52	$11.10	$10.04
Cost of investments	$214,094,292	$1,059,235,385	$445,608,329
Cost of cash denominated in foreign currencies	$16,390	$6,429,402	$109,811

† Includes securities on loan with market values of (Note 6):	$38,885,642	$66,558,085	$—

See Notes to Financial Statements.	23

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Securities, at market value†	$1,216,591,378	$371,117,288	$625,903,335	$260,062,765	$219,960,965
Cash	—	—	314,174	10,186	1,340,745
Cash denominated in foreign currencies	—	—	—	—	3,870,866
Receivable for:
Dividends	20,258	469,519	685,583	178,646	435,411
Interest	10,127,696	—	—	—	—
Security lending income	43,943	14,455	50,806	51,790	23,721
Investments sold	16,407,487	3	—	496,688	—
Fund shares sold	4,502,624	61,490	80,261	234,112	9,691
Recoverable foreign taxes	9,482	—	—	—	169,308
Variation margin on futures contracts	—	4,655	—	—	56,174
Gross unrealized gain on forward foreign currency exchange contracts	—	—	—	—	22,685

Total Assets	1,247,702,868	371,667,410	627,034,159	261,034,187	225,889,566

LIABILITIES:
Payable for:
Investments purchased	21,562,857	200,194	298,083	577,254	—
Distributions	4,463,773	—	—	—	—
Fund shares redeemed	513,047	134,606	54,437	84,366	242,024
Variation margin on futures contracts	—	—	6,166	20,179	—
Collateral for securities loaned	164,290,393	20,172,572	67,769,337	52,440,852	13,514,977
Due to custodian	—	22,443	—	—	—
Gross unrealized loss on forward foreign currency exchange contracts	—	—	—	—	9,583
Accrued Expenses:
Advisory fees	43,203	15,021	24,004	8,944	9,029
Subadviser fees	57,204	22,698	33,137	21,915	38,683
Investor services	113,169	21,929	36,197	17,510	14,193
Fund services	113,169	21,929	36,197	17,510	14,193
Administration	21,655	8,497	14,723	4,177	3,965
Directors	3,731	1,381	2,209	746	797
Other accrued expense	104,612	63,953	66,078	34,802	40,135

Total Liabilities	191,286,813	20,685,223	68,340,568	53,228,255	13,887,579

NET ASSETS	$1,056,416,055	$350,982,187	$558,693,591	$207,805,932	$212,001,987

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,083,850,511	$226,558,324	$394,261,098	$173,090,621	$181,596,731
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swaps	(7,391,650)	128,887,270	153,701,061	23,419,197	25,708,886
Undistributed net investment income (loss)	(1,547,782)	3,436,854	10,603,050	1,569,415	3,756,074
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swaps	(18,495,024)	(7,900,261)	128,382	9,726,699	940,296

NET ASSETS	$1,056,416,055	$350,982,187	$558,693,591	$207,805,932	$212,001,987

CAPITAL SHARES:
Net Assets—Class I	$855,143,938	$80,726,740	$141,935,182	$99,595,652	$60,822,370
Shares Outstanding—Class I	87,829,066	7,904,291	13,009,088	6,650,623	4,604,824
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$9.74	$10.21	$10.91	$14.98	$13.21
Net Assets—Class II	$201,272,117	$270,255,447	$416,758,409	$108,210,280	$151,179,617
Shares Outstanding—Class II	20,570,851	27,910,343	40,409,133	7,568,436	12,096,929
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$9.78	$9.68	$10.31	$14.30	$12.50
Cost of investments	$1,223,983,028	$241,875,226	$471,833,287	$236,517,633	$193,928,883
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$3,838,120

† Includes securities on loan with market values of (Note 6):	$161,176,153	$19,475,974	$65,230,084	$50,258,835	$12,856,349

24	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Securities of affiliated Mutual Funds, at market value(a)	$308,886,480	$565,655,512	$1,400,693,003	$1,583,519,710	$549,969,639
Receivable for:
Dividends	744,692	1,122,471	1,799,206	1,037,531	—
Investments sold	367,059	47,513	99,616	155,051	47,435
Fund shares sold	159,195	728,668	872,630	221,007	213,356

Total Assets	310,157,426	567,554,164	1,403,464,455	1,584,933,299	550,230,430

LIABILITIES:
Payable for:
Investments purchased	744,692	1,793,381	2,475,800	1,037,531	116,603
Fund shares redeemed	499,734	57,759	196,035	265,997	96,753
Accrued Expenses:
Advisory fees	27,365	49,039	103,083	113,930	48,925
Administration	5,466	10,536	25,084	27,468	8,011
Directors	1,043	1,985	4,921	5,540	1,941
Other accrued expense	40,491	59,386	112,149	125,159	54,435

Total Liabilities	1,318,791	1,972,086	2,917,072	1,575,625	326,668

NET ASSETS	$308,838,635	$565,582,078	$1,400,547,383	$1,583,357,674	$549,903,762

NET ASSETS REPRESENTED BY:
Paid-in capital	$304,185,235	$551,558,226	$1,368,172,577	$1,515,154,700	$555,724,342
Net unrealized appreciation (depreciation) on investments	(5,700,746)	3,613,480	26,320,583	13,868,092	(44,117,165)
Undistributed net investment income (loss)	4,103,480	5,984,128	9,284,826	5,100,933	(387,832)
Accumulated net realized gain (loss) on investments	6,250,666	4,426,244	(3,230,603)	49,233,949	38,684,417

NET ASSETS	$308,838,635	$565,582,078	$1,400,547,383	$1,583,357,674	$549,903,762

CAPITAL SHARES:
Net Assets	$308,838,635	$565,582,078	$1,400,547,383	$1,583,357,674	$549,903,762
Shares Outstanding	12,695,581	23,776,851	61,756,096	70,500,968	24,884,899
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$24.33	$23.79	$22.68	$22.46	$22.10
Cost of investments	$314,587,226	$562,042,032	$1,374,372,420	$1,569,651,618	$594,086,804

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.	25

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Securities of affiliated Mutual Funds, at market value(a)	$53,252,550	$72,779,695	$137,564,864	$123,562,707	$90,290,049
Receivable for:
Dividends	118,631	141,488	191,999	126,605	67,775
Investments sold	—	255,145	65,440	6,118	14,590
Fund shares sold	47,836	1,017	99,209	112,979	93,406
Due from investment adviser(b)	26,453	6,899	3,991	4,578	2,399

Total Assets	53,445,470	73,184,244	137,925,503	123,812,987	90,468,219

LIABILITIES:
Payable for:
Investments purchased	120,142	141,488	192,000	239,583	67,775
Fund shares redeemed	46,325	256,163	156,298	—	102,379
Accrued Expenses:
Advisory fees	4,687	6,384	12,226	10,852	8,062
Administration	2,483	2,483	2,158	2,338	2,483
Directors	167	224	432	350	263
Other accrued expense	25,882	26,718	29,944	28,905	27,193

Total Liabilities	199,686	433,460	393,058	282,028	208,155

NET ASSETS	$53,245,784	$72,750,784	$137,532,445	$123,530,959	$90,260,064

NET ASSETS REPRESENTED BY:
Paid-in capital	$54,262,049	$74,648,457	$143,034,526	$129,219,424	$95,291,975
Net unrealized depreciation on investments	(2,881,349)	(4,459,781)	(11,533,404)	(10,892,481)	(9,284,162)
Undistributed net investment income	680,316	747,735	988,189	627,625	313,794
Accumulated net realized gain on investments	1,184,768	1,814,373	5,043,134	4,576,391	3,938,457

NET ASSETS	$53,245,784	$72,750,784	$137,532,445	$123,530,959	$90,260,064

CAPITAL SHARES:
Net Assets	$53,245,784	$72,750,784	$137,532,445	$123,530,959	$90,260,064
Shares Outstanding	5,124,436	7,064,970	13,030,050	11,584,573	8,419,708
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.39	$10.30	$10.56	$10.66	$10.72
Cost of investments	$56,133,899	$77,239,476	$149,098,268	$134,455,188	$99,574,211

(a)	Investment in other Vantagepoint Funds (Note 1).
(b)	Contractual fee waiver (Note 3)

26	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

June 30, 2008 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
ASSETS:
Securities of affiliated Mutual Funds, at market value(a)	$69,298,837	$39,208,175	$37,968,634
Receivable for:
Dividends	37,764	18,521	16,280
Investments sold	304,013	—	—
Fund shares sold	48,621	130,466	37,622
Due from investment adviser(b)	3,729	4,013	3,809

Total Assets	69,692,964	39,361,175	38,026,345

LIABILITIES:
Payable for:
Investments purchased	37,764	148,743	53,902
Fund shares redeemed	350,305	245	—
Accrued Expenses:
Advisory fees	6,116	3,489	3,381
Administration	2,483	2,483	3,407
Directors	186	106	99
Other accrued expense	26,481	25,779	25,538

Total Liabilities	423,335	180,845	86,327

NET ASSETS	$69,269,629	$39,180,330	$37,940,018

NET ASSETS REPRESENTED BY:
Paid-in capital	$73,999,026	$42,490,118	$41,600,338
Net unrealized depreciation on investments	(7,963,315)	(5,237,357)	(5,483,881)
Undistributed net investment income	157,170	67,636	57,310
Accumulated net realized gain on investments	3,076,748	1,859,933	1,766,251

NET ASSETS	$69,269,629	$39,180,330	$37,940,018

CAPITAL SHARES:
Net Assets	$69,269,629	$39,180,330	$37,940,018
Shares Outstanding	6,405,268	3,627,363	3,520,169
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.81	$10.80	$10.78
Cost of investments	$77,262,152	$44,445,532	$43,452,515

(a)	Investment in other Vantagepoint Funds (Note 1).
(b)	Contractual fee waiver (Note 3)

See Notes to Financial Statements.	27

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
INVESTMENT INCOME:
Dividends	$5,596,447	$54,941	$41,986	$5,653,227	$17,337,238
Interest	—	10,555,599	11,142,039	2,199,626	2,117,197
Security lending income	—	63,064	11,467	71,057	683,247
Foreign taxes withheld on dividends	—	—	—	—	(203,939)

Total investment income	5,596,447	10,673,604	11,195,492	7,923,910	19,933,743

EXPENSES:
Advisory***	170,656	248,029	159,732	337,762	802,178
Subadviser	—	338,064	255,572	797,063	2,928,366
Investor services	341,314	496,060	319,465	675,528	1,604,365
Fund services	255,986	372,046	239,599	506,647	1,203,276
Custodian	19,658	54,132	44,597	61,970	131,443
Administration	23,031	46,682	29,112	64,452	152,206
Legal	18,129	30,032	16,272	44,994	103,092
Audit	8,225	10,880	10,880	10,880	10,880
Directors	1,545	2,560	1,387	3,835	8,788
State license fees and memberships	10,940	11,593	10,869	53,039	14,828
Other expenses	13,764	13,553	10,551	17,542	67,352

Total expenses	863,248	1,623,631	1,098,036	2,573,712	7,026,774

NET INVESTMENT INCOME	4,733,199	9,049,973	10,097,456	5,350,198	12,906,969

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	—	1,790,896	4,290,114	1,160,968	27,092,320
Forward contracts and foreign currency transactions	—	—	(7,813)	—	(1,078)
Futures contracts	—	405,297	720,982	(12,989,637)	—
Options written	—	—	493,558	—	—
Swaps	—	—	(92,642)	—	—

Net realized gain (loss)	—	2,196,193	5,404,199	(11,828,669)	27,091,242

Net change in unrealized appreciation (depreciation) on:
Investments	—	(3,876,363)	(1,202,042)	(76,689,050)	(237,593,932)
Forward contracts and foreign currency transactions	—	—	52,159	—	220
Futures contracts	—	(54,140)	(343,196)	(7,054,184)	—
Options written	—	—	41,260	—	—
Swaps	—	—	(931,389)	—	—

Net change in unrealized depreciation	—	(3,930,503)	(2,383,208)	(83,743,234)	(237,593,712)

NET GAIN (LOSS) ON INVESTMENTS	—	(1,734,310)	3,020,991	(95,571,903)	(210,502,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,733,199	$7,315,663	$13,118,447	$(90,221,705)	$(197,595,501)

(1)	Formerly Short-Term Bond Fund
(2)	Formerly US Government Securities Fund
***	Refer to Note 3

28	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$8,901,192	$15,436,523	$3,146,222	$4,268,522
Interest	402,941	581,210	21,909	359,138
Security lending income	135,442	349,495	82,764	1,271,264
Foreign taxes withheld on dividends	(40,199)	(57,902)	(3,046)	(39,773)

Total investment income	9,399,376	16,309,326	3,247,849	5,859,151

EXPENSES:
Advisory***	516,127	1,159,598	142,527	513,515
Subadviser	1,498,478	4,209,707	592,113	2,274,225
Investor services	1,032,259	2,319,211	285,056	1,027,037
Fund services	774,196	1,739,412	213,793	770,279
Custodian	109,536	228,983	52,933	135,255
Administration	97,433	220,862	26,866	98,240
Legal	65,525	152,891	17,474	68,692
Audit	10,880	10,880	10,888	10,880
Directors	5,586	13,033	1,489	5,855
State license fees and memberships	13,096	17,424	10,914	13,317
Other expenses	33,495	35,766	21,844	23,397

Total expenses	4,156,611	10,107,767	1,375,897	4,940,692

NET INVESTMENT INCOME	5,242,765	6,201,559	1,871,952	918,459

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	11,198,256	(21,361,417)	(12,207,397)	33,886,613
Forward contracts and foreign currency transactions	(13,376)	1,014,908	(15)	(46,456)
Futures contracts	—	—	(45,443)	—

Net realized gain (loss)	11,184,880	(20,346,509)	(12,252,855)	33,840,157

Net change in unrealized appreciation (depreciation) on:
Investments	(144,207,221)	(279,535,205)	(10,584,537)	(168,358,677)
Forward contracts and foreign currency transactions	(956)	—	—	881
Futures contracts	—	—	(19,719)	—

Net change in unrealized depreciation	(144,208,177)	(279,535,205)	(10,604,256)	(168,357,796)

NET LOSS ON INVESTMENTS	(133,023,297)	(299,881,714)	(22,857,111)	(134,517,639)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,780,532)	$(293,680,155)	$(20,985,159)	$(133,599,180)

***	Refer to Note 3

See Notes to Financial Statements.	29

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Discovery	International	Diversified Assets
INVESTMENT INCOME:
Dividends	$599,402	$20,454,838	$83,677
Interest	1,605,276	371,461	7,243,910
Security lending income	180,840	276,875	2,458
Foreign taxes withheld on dividends	(1,983)	(2,304,153)	—

Total investment income	2,383,535	18,799,021	7,330,045

EXPENSES:
Advisory***	82,478	534,025	222,064
Subadviser	351,407	2,621,572	1,041,308
Investor services	164,958	1,068,057	444,131
Fund services	123,718	801,045	333,099
Custodian	41,921	509,581	74,825
Administration	15,572	100,853	41,644
Legal	10,265	68,037	27,629
Audit	10,888	10,880	10,888
Directors	875	5,800	2,355
State license fees and memberships	10,640	13,093	11,302
Other expenses	13,696	47,162	34,084

Total expenses	826,418	5,780,105	2,243,329

NET INVESTMENT INCOME	1,557,117	13,018,916	5,086,716

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	1,339,780	9,575,113	(1,621,433)
Forward contracts and foreign currency transactions	(45,335)	(996,459)	(3,714,894)
Futures contracts	(5,359,671)	—	(6,109,588)
Options written	—	—	(853,288)
Swaps	—	—	4,580,949

Net realized gain (loss)	(4,065,226)	8,578,654	(7,718,254)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,693,675)	(124,169,423)	(195,450)
Forward contracts and foreign currency transactions	(34,949)	541,394	4,768,975
Futures contracts	(3,622,292)	—	(290,675)
Options written	—	—	83,540
Swaps	—	—	2,431,904

Net change in unrealized appreciation (depreciation)	(11,350,916)	(123,628,029)	6,798,294

NET LOSS ON INVESTMENTS	(15,416,142)	(115,049,375)	(919,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,859,025)	$(102,030,459)	$4,166,756

***	Refer to Note 3

30	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$49,907	$3,761,560	$5,650,871	$1,532,351	$5,419,878
Interest	26,022,271	94,685	87,138	7,667	34,020
Security lending income	210,606	46,280	181,636	218,744	88,831
Foreign taxes withheld on dividends	(2,780)	—	(158)	(567)	(593,769)

Total investment income	26,280,004	3,902,525	5,919,487	1,758,195	4,948,960

EXPENSES:
Advisory***	261,157	92,568	147,573	52,404	55,397
Subadviser	113,111	41,126	65,009	42,905	75,606
Investor services Class I	631,771	64,094	112,844	74,793	46,985
Investor services Class II	50,569	71,204	109,958	27,473	39,735
Fund services Class I	631,771	64,094	112,844	74,793	46,985
Fund services Class II	50,569	71,204	109,958	27,473	39,736
Custodian	152,983	42,734	79,076	51,447	151,010
Administration	98,443	35,230	56,195	18,630	20,998
Legal	64,542	24,463	38,988	13,542	14,853
Audit	10,880	10,880	10,880	10,880	10,880
Directors	5,502	2,086	3,323	1,154	1,266
State license fees and memberships	13,059	32,166	11,985	10,765	10,815
Other expenses	33,729	13,843	14,848	8,603	23,604

Total expenses	2,118,086	565,692	873,481	414,862	537,870

NET INVESTMENT INCOME	24,161,918	3,336,833	5,046,006	1,343,333	4,411,090

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	3,935,274	4,728,815	16,713,255	6,094,544	2,712,299
Forward contracts and foreign currency transactions	—	—	—	16	(22,744)
Futures contracts	—	(890,655)	(1,390,572)	(206,405)	(1,202,237)

Net realized gain	3,935,274	3,838,160	15,322,683	5,888,155	1,487,318

Net change in unrealized appreciation (depreciation) on:
Investments	(16,585,156)	(56,204,654)	(90,427,592)	(24,626,217)	(32,465,000)
Forward contracts and foreign currency transactions	—	—	—	—	339,076
Futures contracts	—	(298,542)	(282,980)	(115,076)	(434,169)

Net change in unrealized depreciation	(16,585,156)	(56,503,196)	(90,710,572)	(24,741,293)	(32,560,093)

NET LOSS ON INVESTMENTS	(12,649,882)	(52,665,036)	(75,387,889)	(18,853,138)	(31,072,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,512,036	$(49,328,203)	$(70,341,883)	$(17,509,805)	$(26,661,685)

***	Refer to Note 3

See Notes to Financial Statements.	31

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds@	$4,242,701	$6,357,872	$10,002,543	$5,883,651	$—

Total investment income	4,242,701	6,357,872	10,002,543	5,883,651	—

EXPENSES:
Advisory***	155,537	283,165	641,720	712,163	275,120
Custodian	14,122	16,052	19,472	20,126	15,990
Administration	21,320	40,391	100,199	112,920	39,608
Legal	18,566	35,493	88,350	99,816	35,493
Audit	8,225	8,225	8,225	8,225	8,225
Directors	1,583	3,025	7,531	8,509	3,025
State license fees and memberships	11,055	11,801	14,016	14,454	11,701
Other expenses	10,507	20,087	55,406	64,597	26,375

Total expenses	240,915	418,239	934,919	1,040,810	415,537

NET INVESTMENT INCOME (LOSS)	4,001,786	5,939,633	9,067,624	4,842,841	(415,537)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	868,219	1,462,742	1,332,230	595,359	2,731,086

Net realized gain	868,219	1,462,742	1,332,230	595,359	2,731,086

Net change in unrealized appreciation (depreciation) on:
Investments	(9,621,118)	(27,576,086)	(95,477,815)	(131,747,118)	(64,665,469)

Net change in unrealized depreciation	(9,621,118)	(27,576,086)	(95,477,815)	(131,747,118)	(64,665,469)

NET LOSS ON INVESTMENTS	(8,752,899)	(26,113,344)	(94,145,585)	(131,151,759)	(61,934,383)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,751,113)	$(20,173,711)	$(85,077,961)	$(126,308,918)	$(62,349,920)

@	Received from other Vantagepoint Funds (Note 1).
***	Refer to Note 3

32	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds@	$675,327	$769,019	$1,049,444	$690,015	$363,973

Total investment income	675,327	769,019	1,049,444	690,015	363,973

EXPENSES:
Advisory***	26,945	35,890	67,650	57,951	42,778
Custodian	12,304	12,464	12,956	12,749	12,550
Administration	7,480	7,480	9,545	7,616	7,480
Legal	3,276	4,150	8,190	6,661	5,024
Audit	8,226	8,226	8,225	8,225	8,225
Directors	279	353	699	568	428
State license fees and memberships	10,372	10,406	10,560	10,502	10,440
Other expenses	3,132	3,285	6,925	5,850	4,334

Total expenses	72,014	82,254	124,750	110,122	91,259

Less reimbursements (Note 3)	(52,398)	(38,022)	(31,039)	(24,229)	(25,619)

Net expenses	19,616	44,232	93,711	85,893	65,640

NET INVESTMENT INCOME	655,711	724,787	955,733	604,122	298,333

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	(115,009)	(162,298)	334,047	187,534	183,673

Net realized gain (loss)	(115,009)	(162,298)	334,047	187,534	183,673

Net change in unrealized appreciation (depreciation) on:
Investments	(1,668,585)	(2,912,277)	(8,619,375)	(8,302,244)	(6,942,133)

Net change in unrealized depreciation	(1,668,585)	(2,912,277)	(8,619,375)	(8,302,244)	(6,942,133)

NET LOSS ON INVESTMENTS	(1,783,594)	(3,074,575)	(8,285,328)	(8,114,710)	(6,758,460)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,127,883)	$(2,349,788)	$(7,329,595)	$(7,510,588)	$(6,460,127)

@	Received from other Vantagepoint Funds (Note 1).
***	Refer to Note 3

See Notes to Financial Statements.	33

VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2008 to June 30, 2008 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
INVESTMENT INCOME:
Dividend income from affiliated mutual funds@	$201,984	$98,583	$87,115

Total investment income	201,984	98,583	87,115

EXPENSES:
Advisory***	31,927	18,104	17,314
Custodian	12,346	12,147	12,124
Administration	7,480	7,480	8,404
Legal	3,604	2,075	1,966
Audit	8,225	8,225	8,225
Directors	308	177	168
State license fees and memberships	10,385	10,327	10,323
Other expenses	3,504	1,953	1,956

Total expenses	77,779	60,488	60,480

Less reimbursements (Note 3)	(24,750)	(25,418)	(26,664)

Net expenses	53,029	35,070	33,816

NET INVESTMENT INCOME	148,955	63,513	53,299

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	51,968	19,278	(67,031)

Net realized gain (loss)	51,968	19,278	(67,031)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,565,850)	(3,387,278)	(3,252,072)

Net change in unrealized depreciation	(5,565,850)	(3,387,278)	(3,252,072)

NET LOSS ON INVESTMENTS	(5,513,882)	(3,368,000)	(3,319,103)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,364,927)	$(3,304,487)	$(3,265,804)

@	Received from other Vantagepoint Funds (Note 1).
***	Refer to Note 3

34	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Low Duration Bond(1)
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,733,199	$12,287,780	$9,049,973	$25,702,951
Net realized gain on sale of investments	—	—	2,196,193	526,463
Net change in unrealized appreciation (depreciation) of investments	—	—	(3,930,503)	5,645,487

Net increase in net assets resulting from operations	4,733,199	12,287,780	7,315,663	31,874,901

Distributions to shareholders from:
Net investment income	(4,733,199)	(12,287,780)	(8,902,410)	(26,485,268)

Total distributions	(4,733,199)	(12,287,780)	(8,902,410)	(26,485,268)

Capital share transactions:
Proceeds from sale of shares	83,462,130	144,346,127	28,999,042	114,779,955
Reinvestment of distributions	4,733,199	12,287,779	8,902,410	26,485,268
Value of shares redeemed	(37,385,954)	(67,605,809)	(40,614,882)	(247,207,687)

Net increase (decrease) from capital share transactions	50,809,375	89,028,097	(2,713,430)	(105,942,464)

Total increase (decrease) in net assets	50,809,375	89,028,097	(4,300,177)	(100,552,831)

NET ASSETS at beginning of period	306,799,375	217,771,278	507,120,273	607,673,104

NET ASSETS at end of period	$357,608,750	$306,799,375	$502,820,096	$507,120,273

Undistributed net investment income included in net assets at end of period	$—	$—	$147,563	$—

SHARE TRANSACTIONS:
Number of shares sold	83,462,127	144,346,127	2,944,007	11,704,639
Number of shares issued through reinvestment of dividends and distributions	4,733,199	12,287,779	902,446	2,707,153
Number of shares redeemed	(37,385,954)	(67,605,809)	(4,098,814)	(25,091,034)

Net increase (decrease) in shares outstanding	50,809,372	89,028,097	(252,361)	(10,679,242)

(1)	Formerly Short-Term Bond Fund

See Notes to Financial Statements.	35

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Inflation Protected Securities(2)		Asset Allocation
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$10,097,456	$7,991,618	$5,350,198	$14,512,820
Net realized gain (loss) on sale of investments	5,404,199	(571,324)	(11,828,669)	30,008,564
Net change in unrealized appreciation (depreciation) of investments	(2,383,208)	9,632,881	(83,743,234)	1,897,302

Net increase (decrease) in net assets resulting from operations	13,118,447	17,053,175	(90,221,705)	46,418,686

Distributions to shareholders from:
Net investment income	(9,787,298)	(7,993,265)	—	(16,268,835)
Net realized gain on investments	—	—	—	(17,570,032)

Total distributions	(9,787,298)	(7,993,265)	—	(33,838,867)

Capital share transactions:
Proceeds from sale of shares	95,548,575	150,935,590	15,880,395	60,033,126
Reinvestment of distributions	9,776,525	7,993,265	—	33,838,867
Value of shares redeemed	(34,221,041)	(36,319,717)	(59,528,496)	(118,504,439)

Net increase (decrease) from capital share transactions	71,104,059	122,609,138	(43,648,101)	(24,632,446)

Total increase (decrease) in net assets	74,435,208	131,669,048	(133,869,806)	(12,052,627)

NET ASSETS at beginning of period	274,208,681	142,539,633	756,328,867	768,381,494

NET ASSETS at end of period	$348,643,889	$274,208,681	$622,459,061	$756,328,867

Undistributed net investment income included in net assets at end of period	$323,340	$13,182	$5,446,398	$96,200

SHARE TRANSACTIONS:
Number of shares sold	8,849,624	14,820,899	2,017,154	6,785,176
Number of shares issued through reinvestment of dividends and distributions	913,085	796,656	—	3,930,182
Number of shares redeemed	(3,195,193)	(3,622,766)	(7,548,878)	(13,452,049)

Net increase (decrease) in shares outstanding	6,567,516	11,994,789	(5,531,724)	(2,736,691)

(2)	Formerly US Government Securities Fund

36	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$12,906,969	$20,299,925	$5,242,765	$11,088,329
Net realized gain on sale of investments	27,091,242	86,852,391	11,184,880	139,516,665
Net change in unrealized depreciation of investments	(237,593,712)	(57,192,923)	(144,208,177)	(68,932,822)

Net increase (decrease) in net assets resulting from operations	(197,595,501)	49,959,393	(127,780,532)	81,672,172

Distributions to shareholders from:
Net investment income	—	(22,816,092)	—	(13,826,196)
Net realized gain on investments	—	(61,239,980)	—	(133,206,281)

Total distributions	—	(84,056,072)	—	(147,032,477)

Capital share transactions:
Proceeds from sale of shares	89,839,074	366,342,980	67,334,059	149,717,691
Reinvestment of distributions	—	84,054,020	—	147,028,373
Value of shares redeemed	(99,766,656)	(149,503,799)	(40,431,100)	(306,299,246)

Net increase (decrease) from capital share transactions	(9,927,582)	300,893,201	26,902,959	(9,553,182)

Total increase (decrease) in net assets	(207,523,083)	266,796,522	(100,877,573)	(74,913,487)

NET ASSETS at beginning of period	1,734,749,978	1,467,953,456	1,101,700,461	1,176,613,948

NET ASSETS at end of period	$1,527,226,895	$1,734,749,978	$1,000,822,888	$1,101,700,461

Undistributed net investment income included in net assets at end of period	$12,906,969	$—	$5,246,378	$3,613

SHARE TRANSACTIONS:
Number of shares sold	9,810,481	34,836,742	6,863,939	12,374,508
Number of shares issued through reinvestment of dividends and distributions	—	8,490,305	—	13,818,457
Number of shares redeemed	(10,953,674)	(14,257,589)	(4,134,553)	(24,234,255)

Net increase (decrease) in shares outstanding	(1,143,193)	29,069,458	2,729,386	1,958,710

See Notes to Financial Statements.	37

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Select Value
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Period from October 30, 2007* to December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,201,559	$11,478,504	$1,871,952	$1,035,649
Net realized gain (loss) on sale of investments	(20,346,509)	227,328,263	(12,252,855)	(3,837,527)
Net change in unrealized appreciation (depreciation) of investments	(279,535,205)	36,959,498	(10,604,256)	(15,229,407)

Net increase (decrease) in net assets resulting from operations	(293,680,155)	275,766,265	(20,985,159)	(18,031,285)

Distributions to shareholders from:
Net investment income	—	(11,708,202)	—	(1,099,764)

Total distributions	—	(11,708,202)	—	(1,099,764)

Capital share transactions:
Proceeds from sale of shares	78,377,539	195,051,211	17,350,081	312,254,918
Reinvestment of distributions	—	11,708,202	—	1,099,764
Value of shares redeemed	(152,639,966)	(686,767,442)	(11,793,624)	(66,256)

Net increase (decrease) from capital share transactions	(74,262,427)	(480,008,029)	5,556,457	313,288,426

Total increase (decrease) in net assets	(367,942,582)	(215,949,966)	(15,428,702)	294,157,377

NET ASSETS at beginning of period	2,567,844,538	2,783,794,504	294,157,377	—

NET ASSETS at end of period	$2,199,901,956	$2,567,844,538	$278,728,675	$294,157,377

Undistributed net investment income included in net assets at end of period	$6,729,395	$527,836	$1,871,952	$—

SHARE TRANSACTIONS:
Number of shares sold	8,101,976	18,891,829	1,955,426	31,249,053
Number of shares issued through reinvestment of dividends and distributions	—	1,109,782	—	115,855
Number of shares redeemed	(15,889,330)	(65,523,919)	(1,326,068)	(6,928)

Net increase (decrease) in shares outstanding	(7,787,354)	(45,522,308)	629,358	31,357,980

*	Commencement of operations

38	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Aggressive Opportunities
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$918,459	$1,095,469
Net realized gain on sale of investments	33,840,157	205,011,410
Net change in unrealized depreciation of investments	(168,357,796)	(115,328,603)

Net increase (decrease) in net assets resulting from operations	(133,599,180)	90,778,276

Distributions to shareholders from:
Net realized gain on investments	—	(197,540,253)

Total distributions	—	(197,540,253)

Capital share transactions:
Proceeds from sale of shares	39,531,118	102,369,031
Reinvestment of distributions	—	197,540,252
Value of shares redeemed	(82,724,920)	(405,110,096)

Net decrease from capital share transactions	(43,193,802)	(105,200,813)

Total decrease in net assets	(176,792,982)	(211,962,790)

NET ASSETS at beginning of period	1,154,745,485	1,366,708,275

NET ASSETS at end of period	$977,952,503	$1,154,745,485

Undistributed net investment income included in net assets at end of period	$1,974,491	$1,056,032

SHARE TRANSACTIONS:
Number of shares sold	3,849,049	7,396,274
Number of shares issued through reinvestment of dividends and distributions	—	17,373,813
Number of shares redeemed	(8,106,738)	(28,581,652)

Net decrease in shares outstanding	(4,257,689)	(3,811,565)

See Notes to Financial Statements.	39

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Period from October 30, 2007* to December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,557,117	$606,893	$13,018,916	$12,941,748
Net realized gain (loss) on sale of investments	(4,065,226)	(4,119,063)	8,578,654	152,923,621
Net change in unrealized depreciation of investments	(11,350,916)	(7,995,699)	(123,628,029)	(30,627,134)

Net increase (decrease) in net assets resulting from operations	(13,859,025)	(11,507,869)	(102,030,459)	135,238,235

Distributions to shareholders from:
Net investment income	—	(628,948)	—	(16,602,361)
Net realized gain on investments	—	(1,324,597)	—	(139,045,053)

Total distributions	—	(1,953,545)	—	(155,647,414)

Capital share transactions:
Proceeds from sale of shares	9,426,992	185,160,551	63,070,213	120,666,811
Reinvestment of distributions	—	1,953,545	—	155,647,414
Value of shares redeemed	(6,554,427)	(142,568)	(58,946,468)	(160,707,190)

Net increase from capital share transactions	2,872,565	186,971,528	4,123,745	115,607,035

Total increase (decrease) in net assets	(10,986,460)	173,510,114	(97,906,714)	95,197,856

NET ASSETS at beginning of period	173,510,114	—	1,145,028,806	1,049,830,950

NET ASSETS at end of period	$162,523,654	$173,510,114	$1,047,122,092	$1,145,028,806

Undistributed net investment income (loss) included in net assets at end of period	$1,549,471	$(7,646)	$11,950,141	$(1,068,775)

SHARE TRANSACTIONS:
Number of shares sold	1,087,378	18,559,432	5,567,987	8,952,026
Number of shares issued through reinvestment of dividends and distributions	—	208,045	—	12,884,720
Number of shares redeemed	(758,827)	(15,279)	(5,203,871)	(11,443,736)

Net increase in shares outstanding	328,551	18,752,198	364,116	10,393,010

*	Commencement of operations

40	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversified Assets
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Period from October 30, 2007* to December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,086,716	$2,781,895
Net realized gain (loss) on sale of investments	(7,718,254)	390,364
Net change in unrealized appreciation (depreciation) of investments	6,798,294	(3,711,889)

Net increase (decrease) in net assets resulting from operations	4,166,756	(539,630)

Distributions to shareholders from:
Net investment income	—	(2,003,176)

Total distributions	—	(2,003,176)

Capital share transactions:
Proceeds from sale of shares	20,267,696	468,810,705
Reinvestment of distributions	—	2,003,176
Value of shares redeemed	(35,742,432)	(3,096,533)

Net increase (decrease) from capital share transactions	(15,474,736)	467,717,348

Total increase (decrease) in net assets	(11,307,980)	465,174,542

NET ASSETS at beginning of period	465,174,542	—

NET ASSETS at end of period	$453,866,562	$465,174,542

Undistributed net investment income included in net assets at end of period	$7,320,773	$2,234,057

SHARE TRANSACTIONS:
Number of shares sold	2,029,023	46,882,026
Number of shares issued through reinvestment of dividends and distributions	—	200,920
Number of shares redeemed	(3,602,923)	(311,348)

Net increase (decrease) in shares outstanding	(1,573,900)	46,771,598

*	Commencement of operations

See Notes to Financial Statements.	41

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$24,161,918	$57,760,506	$3,336,833	$7,015,582
Net realized gain on sale of investments	3,935,274	498,179	3,838,160	15,061,590
Net change in unrealized appreciation (depreciation) of investments	(16,585,156)	20,506,955	(56,503,196)	(1,298,250)

Net increase (decrease) in net assets resulting from operations	11,512,036	78,765,640	(49,328,203)	20,778,922

Distributions to shareholders from:
Net investment income—Class I	(20,574,100)	(51,586,668)	—	(1,377,508)
Net investment income—Class II	(5,135,600)	(9,808,163)	—	(5,594,202)

Total distributions	(25,709,700)	(61,394,831)	—	(6,971,710)

Capital share transactions:
Proceeds from sale of shares—Class I	51,705,239	172,971,124	4,146,032	10,211,022
Proceeds from sale of shares—Class II	15,502,300	35,619,251	21,204,007	49,072,500
Reinvestment of distributions—Class I	20,574,100	51,586,668	—	1,376,854
Reinvestment of distributions—Class II	5,135,600	9,808,163	—	5,594,202
Value of shares redeemed—Class I	(94,382,204)	(339,766,033)	(7,589,494)	(28,241,458)
Value of shares redeemed—Class II	(18,035,394)	(17,447,285)	(29,391,699)	(35,248,059)

Net increase (decrease) from capital share transactions	(19,500,359)	(87,228,112)	(11,631,154)	2,765,061

Total increase (decrease) in net assets	(33,698,023)	(69,857,303)	(60,959,357)	16,572,273

NET ASSETS at beginning of period	1,090,114,078	1,159,971,381	411,941,544	395,369,271

NET ASSETS at end of period	$1,056,416,055	$1,090,114,078	$350,982,187	$411,941,544

Undistributed net investment income (loss) included in net assets at end of period	$(1,547,782)	$—	$3,436,854	$100,021

SHARE TRANSACTIONS:
Number of shares sold—Class I	5,225,189	17,805,432	380,787	874,195
Number of shares issued through reinvestment of dividends and distributions—Class I	2,079,940	5,297,698	—	117,179
Number of shares redeemed—Class I	(9,467,669)	(34,530,649)	(707,221)	(2,376,236)

Net decrease in shares outstanding—Class I	(2,162,540)	(11,427,519)	(326,434)	(1,384,862)

Number of shares sold—Class II	1,544,799	3,647,067	2,083,635	4,383,577
Number of shares issued through reinvestment of dividends and distributions—Class II	516,571	1,001,750	—	502,624
Number of shares redeemed—Class II	(1,808,363)	(1,786,893)	(2,891,038)	(3,154,850)

Net increase (decrease) in shares outstanding—Class II	253,007	2,861,924	(807,403)	1,731,351

42	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,046,006	$10,897,242	$1,343,333	$2,729,443
Net realized gain on sale of investments	15,322,683	13,067,491	5,888,155	15,633,115
Net change in unrealized appreciation (depreciation) of investments	(90,710,572)	9,972,802	(24,741,293)	(9,612,842)

Net increase (decrease) in net assets resulting from operations	(70,341,883)	33,937,535	(17,509,805)	8,749,716

Distributions to shareholders from:
Net investment income—Class I	—	(2,337,523)	—	(1,189,641)
Net investment income—Class II	—	(8,261,327)	—	(1,647,238)
Net realized gain on investments—Class I	—	—	—	(5,636,302)
Net realized gain on investments—Class II	—	—	—	(6,824,984)

Total distributions	—	(10,598,850)	—	(15,298,165)

Capital share transactions:
Proceeds from sale of shares—Class I	4,669,666	11,669,028	11,834,411	42,689,204
Proceeds from sale of shares—Class II	15,638,633	61,244,285	7,197,704	27,835,527
Reinvestment of distributions—Class I	—	2,335,081	—	6,824,731
Reinvestment of distributions—Class II	—	8,261,327	—	8,472,221
Value of shares redeemed—Class I	(14,959,722)	(47,216,585)	(9,637,333)	(19,337,217)
Value of shares redeemed—Class II	(31,431,442)	(50,125,859)	(11,525,259)	(18,053,229)

Net increase (decrease) from capital share transactions	(26,082,865)	(13,832,723)	(2,130,477)	48,431,237

Total increase (decrease) in net assets	(96,424,748)	9,505,962	(19,640,282)	41,882,788

NET ASSETS at beginning of period	655,118,339	645,612,377	227,446,214	185,563,426

NET ASSETS at end of period	$558,693,591	$655,118,339	$207,805,932	$227,446,214

Undistributed net investment income included in net assets at end of period	$10,603,050	$5,557,044	$1,569,415	$226,082

SHARE TRANSACTIONS:
Number of shares sold—Class I	407,944	946,498	781,485	2,415,991
Number of shares issued through reinvestment of dividends and distributions—Class I	—	188,465	—	415,383
Number of shares redeemed—Class I	(1,322,832)	(3,772,869)	(631,415)	(1,091,982)

Net increase (decrease) in shares outstanding—Class I	(914,888)	(2,637,906)	150,070	1,739,392

Number of shares sold—Class II	1,454,306	5,158,271	496,517	1,647,944
Number of shares issued through reinvestment of dividends and distributions—Class II	—	706,096	—	540,665
Number of shares redeemed—Class II	(2,925,940)	(4,263,802)	(806,512)	(1,074,900)

Net increase (decrease) in shares outstanding—Class II	(1,471,634)	1,600,565	(309,995)	1,113,709

See Notes to Financial Statements.	43

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,411,090	$5,597,127
Net realized gain on sale of investments	1,487,318	2,917,727
Net change in unrealized appreciation (depreciation) of investments	(32,560,093)	10,080,756

Net increase (decrease) in net assets resulting from operations	(26,661,685)	18,595,610

Distributions to shareholders from:
Net investment income—Class I	—	(1,763,018)
Net investment income—Class II	—	(5,059,311)
Net realized gain on investments—Class I	—	(60,409)
Net realized gain on investments—Class II	—	(159,801)

Total distributions	—	(7,042,539)

Capital share transactions:
Proceeds from sale of shares—Class I	4,945,092	27,890,700
Proceeds from sale of shares—Class II	10,578,244	74,024,535
Reinvestment of distributions—Class I	—	1,823,427
Reinvestment of distributions—Class II	—	5,219,112
Value of shares redeemed—Class I	(7,168,400)	(18,421,827)
Value of shares redeemed—Class II	(19,074,942)	(15,927,218)

Net increase (decrease) from capital share transactions	(10,720,006)	74,608,729

Total increase (decrease) in net assets	(37,381,691)	86,161,800

NET ASSETS at beginning of period	249,383,678	163,221,878

NET ASSETS at end of period	$212,001,987	$249,383,678

Undistributed net investment income (loss) included in net assets at end of period	$3,756,074	$(655,016)

SHARE TRANSACTIONS:
Number of shares sold—Class I	355,306	1,891,940
Number of shares issued through reinvestment of dividends and distributions—Class I	—	124,042
Number of shares redeemed—Class I	(530,592)	(1,243,647)

Net increase (decrease) in shares outstanding—Class I	(175,286)	772,335

Number of shares sold—Class II	811,821	5,269,653
Number of shares issued through reinvestment of dividends and distributions—Class II	—	375,746
Number of shares redeemed—Class II	(1,490,520)	(1,139,175)

Net increase (decrease) in shares outstanding—Class II	(678,699)	4,506,224

44	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Savings Oriented		Conservative Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,001,786	$11,047,718	$5,939,633	$17,250,450
Net realized gain on sale of investments	868,219	10,033,007	1,462,742	35,859,795
Net change in unrealized depreciation of investments	(9,621,118)	(3,176,082)	(27,576,086)	(16,944,589)

Net increase (decrease) in net assets resulting from operations	(4,751,113)	17,904,643	(20,173,711)	36,165,656

Distributions to shareholders from:
Net investment income	—	(11,429,931)	—	(17,209,933)
Net realized gain on investments	—	(6,554,344)	—	(16,331,111)

Total distributions	—	(17,984,275)	—	(33,541,044)

Capital share transactions:
Proceeds from sale of shares	25,095,396	44,073,792	34,676,473	76,525,555
Reinvestment of distributions	—	17,980,653	—	33,537,838
Value of shares redeemed	(22,960,908)	(42,806,803)	(46,695,191)	(64,879,551)

Net increase (decrease) from capital share transactions	2,134,488	19,247,642	(12,018,718)	45,183,842

Total increase (decrease) in net assets	(2,616,625)	19,168,010	(32,192,429)	47,808,454

NET ASSETS at beginning of period	311,455,260	292,287,250	597,774,507	549,966,053

NET ASSETS at end of period	$308,838,635	$311,455,260	$565,582,078	$597,774,507

Undistributed net investment income included in net assets at end of period	$4,103,480	$101,694	$5,984,128	$44,495

SHARE TRANSACTIONS:
Number of shares sold	1,022,857	1,730,816	1,434,347	3,011,108
Number of shares issued through reinvestment of dividends and distributions	—	729,734	—	1,364,436
Number of shares redeemed	(936,593)	(1,682,939)	(1,940,237)	(2,557,487)

Net increase (decrease) in shares outstanding	86,264	777,611	(505,890)	1,818,057

See Notes to Financial Statements.	45

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Traditional Growth		Long-Term Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,067,624	$31,735,780	$4,842,841	$25,135,912
Net realized gain on sale of investments	1,332,230	128,230,531	595,359	174,786,280
Net change in unrealized depreciation of investments	(95,477,815)	(65,549,999)	(131,747,118)	(84,781,758)

Net increase (decrease) in net assets resulting from operations	(85,077,961)	94,416,312	(126,308,918)	115,140,434

Distributions to shareholders from:
Net investment income	—	(31,904,876)	—	(27,195,141)
Net realized gain on investments	—	(78,249,189)	—	(112,388,266)

Total distributions	—	(110,154,065)	—	(139,583,407)

Capital share transactions:
Proceeds from sale of shares	80,819,998	192,418,417	105,914,510	225,914,615
Reinvestment of distributions	—	110,148,863	—	139,583,407
Value of shares redeemed	(82,418,959)	(130,617,054)	(74,235,319)	(133,985,865)

Net increase (decrease) from capital share transactions	(1,598,961)	171,950,226	31,679,191	231,512,157

Total increase (decrease) in net assets	(86,676,922)	156,212,473	(94,629,727)	207,069,184

NET ASSETS at beginning of period	1,487,224,305	1,331,011,832	1,677,987,401	1,470,918,217

NET ASSETS at end of period	$1,400,547,383	$1,487,224,305	$1,583,357,674	$1,677,987,401

Undistributed net investment income included in net assets at end of period	$9,284,826	$217,202	$5,100,933	$258,092

SHARE TRANSACTIONS:
Number of shares sold	3,482,210	7,571,413	4,589,143	8,702,424
Number of shares issued through reinvestment of dividends and distributions	—	4,581,900	—	5,746,538
Number of shares redeemed	(3,582,485)	(5,157,061)	(3,251,392)	(5,173,521)

Net increase (decrease) in shares outstanding	(100,275)	6,996,252	1,337,751	9,275,541

46	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	All-Equity Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(415,537)	$4,514,020
Net realized gain on sale of investments	2,731,086	89,807,469
Net change in unrealized depreciation of investments	(64,665,469)	(57,178,320)

Net increase (decrease) in net assets resulting from operations	(62,349,920)	37,143,169

Distributions to shareholders from:
Net investment income	—	(4,486,315)
Net realized gain on investments	—	(65,413,447)

Total distributions	—	(69,899,762)

Capital share transactions:
Proceeds from sale of shares	45,869,847	136,632,905
Reinvestment of distributions	—	69,899,761
Value of shares redeemed	(31,589,565)	(46,690,300)

Net increase from capital share transactions	14,280,282	159,842,366

Total increase (decrease) in net assets	(48,069,638)	127,085,773

NET ASSETS at beginning of period	597,973,400	470,887,627

NET ASSETS at end of period	$549,903,762	$597,973,400

Undistributed net investment income (loss) included in net assets at end of period	$(387,832)	$27,705

SHARE TRANSACTIONS:
Number of shares sold	1,998,029	4,944,497
Number of shares issued through reinvestment of dividends and distributions	—	2,828,805
Number of shares redeemed	(1,393,488)	(1,687,941)

Net increase in shares outstanding	604,541	6,085,361

See Notes to Financial Statements.	47

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$655,711	$1,447,706	$724,787	$1,862,328
Net realized gain (loss) on sale of investments	(115,009)	2,193,012	(162,298)	4,477,190
Net change in unrealized depreciation of investments	(1,668,585)	(1,437,303)	(2,912,277)	(2,775,104)

Net increase (decrease) in net assets resulting from operations	(1,127,883)	2,203,415	(2,349,788)	3,564,414

Distributions to shareholders from:
Net investment income	—	(1,429,070)	—	(1,852,719)
Net realized gain on investments	—	(1,172,527)	—	(3,605,712)

Total distributions	—	(2,601,597)	—	(5,458,431)

Capital share transactions:
Proceeds from sale of shares	12,911,377	48,311,777	13,648,517	35,634,712
Reinvestment of distributions	—	2,601,597	—	5,458,431
Value of shares redeemed	(13,110,228)	(18,477,038)	(8,950,454)	(17,279,834)

Net increase (decrease) from capital share transactions	(198,851)	32,436,336	4,698,063	23,813,309

Total increase (decrease) in net assets	(1,326,734)	32,038,154	2,348,275	21,919,292

NET ASSETS at beginning of period	54,572,518	22,534,364	70,402,509	48,483,217

NET ASSETS at end of period	$53,245,784	$54,572,518	$72,750,784	$70,402,509

Undistributed net investment income included in net assets at end of period	$680,316	$24,605	$747,735	$22,948

SHARE TRANSACTIONS:
Number of shares sold	1,229,925	4,446,191	1,308,705	3,161,189
Number of shares issued through reinvestment of dividends and distributions	—	245,666	—	513,011
Number of shares redeemed	(1,249,418)	(1,692,800)	(856,347)	(1,528,708)

Net increase (decrease) in shares outstanding	(19,493)	2,999,057	452,358	2,145,492

48	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$955,733	$2,863,776	$604,122	$2,052,210
Net realized gain on sale of investments	334,047	10,072,209	187,534	9,066,273
Net change in unrealized depreciation of investments	(8,619,375)	(6,233,099)	(8,302,244)	(5,582,812)

Net increase (decrease) in net assets resulting from operations	(7,329,595)	6,702,886	(7,510,588)	5,535,671

Distributions to shareholders from:
Net investment income	—	(2,848,960)	—	(2,039,159)
Net realized gain on investments	—	(7,814,541)	—	(6,683,034)

Total distributions	—	(10,663,501)	—	(8,722,193)

Capital share transactions:
Proceeds from sale of shares	19,382,259	60,956,155	25,224,935	56,150,529
Reinvestment of distributions	—	10,663,501	—	8,722,193
Value of shares redeemed	(13,055,059)	(13,481,653)	(6,247,373)	(12,023,958)

Net increase from capital share transactions	6,327,200	58,138,003	18,977,562	52,848,764

Total increase (decrease) in net assets	(1,002,395)	54,177,388	11,466,974	49,662,242

NET ASSETS at beginning of period	138,534,840	84,357,452	112,063,985	62,401,743

NET ASSETS at end of period	$137,532,445	$138,534,840	$123,530,959	$112,063,985

Undistributed net investment income included in net assets at end of period	$988,189	$32,456	$627,625	$23,503

SHARE TRANSACTIONS:
Number of shares sold	1,799,607	5,159,021	2,310,857	4,659,932
Number of shares issued through reinvestment of dividends and distributions	—	958,086	—	765,776
Number of shares redeemed	(1,216,658)	(1,142,641)	(576,536)	(991,037)

Net increase in shares outstanding	582,949	4,974,466	1,734,321	4,434,671

See Notes to Financial Statements.	49

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$298,333	$1,360,961	$148,955	$891,629
Net realized gain on sale of investments	183,673	7,377,183	51,968	5,846,112
Net change in unrealized depreciation of investments	(6,942,133)	(4,798,841)	(5,565,850)	(3,748,429)

Net increase (decrease) in net assets resulting from operations	(6,460,127)	3,939,303	(5,364,927)	2,989,312

Distributions to shareholders from:
Net investment income	—	(1,351,918)	—	(885,927)
Net realized gain on investments	—	(5,365,413)	—	(3,816,978)

Total distributions	—	(6,717,331)	—	(4,702,905)

Capital share transactions:
Proceeds from sale of shares	18,161,634	37,087,137	16,013,592	37,953,626
Reinvestment of distributions	—	6,717,331	—	4,702,905
Value of shares redeemed	(5,332,932)	(5,938,654)	(2,843,985)	(5,485,151)

Net increase from capital share transactions	12,828,702	37,865,814	13,169,607	37,171,380

Total increase in net assets	6,368,575	35,087,786	7,804,680	35,457,787

NET ASSETS at beginning of period	83,891,489	48,803,703	61,464,949	26,007,162

NET ASSETS at end of period	$90,260,064	$83,891,489	$69,269,629	$61,464,949

Undistributed net investment income included in net assets at end of period	$313,794	$15,461	$157,170	$8,215

SHARE TRANSACTIONS:
Number of shares sold	1,643,476	2,999,931	1,435,048	3,082,748
Number of shares issued through reinvestment of dividends and distributions	—	580,582	—	399,228
Number of shares redeemed	(486,020)	(480,640)	(259,628)	(441,895)

Net increase in shares outstanding	1,157,456	3,099,873	1,175,420	3,040,081

50	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Period January 1, 2008 to June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Increase (decrease) in net assets resulting from operations:
Net investment income	$63,513	$462,775	$53,299	$422,951
Net realized gain (loss) on sale of investments	19,278	3,430,667	(67,031)	3,230,014
Net change in unrealized depreciation of investments	(3,387,278)	(2,532,444)	(3,252,072)	(2,532,853)

Net increase (decrease) in net assets resulting from operations	(3,304,487)	1,360,998	(3,265,804)	1,120,112

Distributions to shareholders from:
Net investment income	—	(459,930)	—	(419,577)
Net realized gain on investments	—	(2,293,591)	—	(1,940,328)

Total distributions	—	(2,753,521)	—	(2,359,905)

Capital share transactions:
Proceeds from sale of shares	9,617,814	20,109,689	11,754,697	24,450,383
Reinvestment of distributions	—	2,753,521	—	2,359,905
Value of shares redeemed	(1,963,703)	(3,057,592)	(3,430,521)	(5,388,330)

Net increase from capital share transactions	7,654,111	19,805,618	8,324,176	21,421,958

Total increase in net assets	4,349,624	18,413,095	5,058,372	20,182,165

NET ASSETS at beginning of period	34,830,706	16,417,611	32,881,646	12,699,481

NET ASSETS at end of period	$39,180,330	$34,830,706	$37,940,018	$32,881,646

Undistributed net investment income included in net assets at end of period	$67,636	$4,123	$57,310	$4,011

SHARE TRANSACTIONS:
Number of shares sold	860,615	1,584,822	1,052,988	1,932,647
Number of shares issued through reinvestment of dividends and distributions	—	232,365	—	198,813
Number of shares redeemed	(178,541)	(242,203)	(308,621)	(422,206)

Net increase in shares outstanding	682,074	1,574,984	744,367	1,709,254

See Notes to Financial Statements.	51

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Money Market
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.05	0.04	0.03	0.01	0.01
Net realized and unrealized gain on investments	—		—	(0.00)††	—	—	—

Total from investment operations	0.01		0.05	0.04	0.03	0.01	0.01

Less distributions:
From net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
From net realized gains	—		—	(0.00)††	—	—	—

Total distributions	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.40	%#	4.75%	4.51%	2.70%	0.82%	0.60%
Ratios/Supplemental data:
Net assets, end of period (000)	$357,609		$306,799	$217,771	$142,979	$116,449	$105,762
Ratios to average net assets:
Ratio of expenses to average net assets	0.51	%†	0.51%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	2.77	%†	4.64%	4.47%	2.70%	0.84%	0.60%
Portfolio turnover	N/A		N/A	N/A	N/A	N/A	N/A

††	Rounds to less than $0.01
#	Not annualized
†	Annualized

52	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond(1)
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005(a)	2004(a)	2003(a)
Net Asset Value, beginning of period	$9.83		$9.76	$9.79	$9.98	$10.00	$10.00
Income from investment operations:
Net investment income	0.18		0.41	0.37	0.30	0.12	0.35
Net realized and unrealized gain (loss) on investments	(0.04)		0.09	0.01	(0.18)	0.24	0.00 ††

Total from investment operations	0.14		0.50	0.38	0.12	0.36	0.35

Less distributions:
From net investment income	(0.18)		(0.43)	(0.38)	(0.31)	(0.20)	(0.33)
Reverse stock split (Note 10)	—		—	—	—	—	0.01
From net realized gains	—		—	—	—	(0.04)	(0.01)
Return of capital	—		—	(0.03)	—	(0.14)	(0.02)

Total distributions	(0.18)		(0.43)	(0.41)	(0.31)	(0.38)	(0.35)

Net Asset Value, end of period	$9.79		$9.83	$9.76	$9.79	$9.98	$10.00

Total return	1.39	%#	5.24%	3.98%	1.27%	3.65%	3.51%
Ratios/Supplemental data:
Net assets, end of period (000)	$502,820		$507,120	$607,673	$543,913	$499,404	$619,964
Ratios to average net assets:
Ratio of expenses to average net assets	0.65	%†	0.65%	0.65%	0.65%	0.78%	0.82%
Ratio of net investment income to average net assets	3.65	%†	4.15%	3.82%	3.10%	1.94%	3.42%
Portfolio turnover	47	%#	149%	123%	120%	273%	211%

(1)	Formerly Short-Term Bond Fund.
(a)	Per share amounts were adjusted to reflect a 10 for 1 stock split effective October 28, 2005 (Note 11).
††	Rounds to less than $0.01
#	Not annualized
†	Annualized

See Notes to Financial Statements.	53

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$10.46		$10.03	$10.12	$10.33	$10.54	$10.76
Income from investment operations:
Net investment income	0.33		0.50	0.39	0.31	0.26	0.27
Net realized and unrealized gain (loss) on investments	0.17		0.43	(0.06)	(0.20)	(0.07)	(0.10)

Total from investment operations	0.50		0.93	0.33	0.11	0.19	0.17

Less distributions:
From net investment income	(0.32)		(0.50)	(0.39)	(0.32)	(0.27)	(0.30)
From net realized gains	—		—	—	—	(0.13)	(0.09)
Return of capital	—		—	(0.03)	—	—	—

Total distributions	(0.32)		(0.50)	(0.42)	(0.32)	(0.40)	(0.39)

Net Asset Value, end of period	$10.64		$10.46	$10.03	$10.12	$10.33	$10.54

Total return	4.78	%#	9.64%	3.34%	1.05%	1.77%	1.66%
Ratios/Supplemental data:
Net assets, end of period (000)	$348,644		$274,209	$142,540	$151,335	$163,167	$188,546
Ratios to average net assets:
Ratio of expenses to average net assets	0.69	%†	0.68%	0.60%	0.59%	0.58%	0.61%
Ratio of net investment income to average net assets	6.31	%†	4.86%	3.85%	3.01%	2.49%	2.57%
Portfolio turnover	71	%#	174%	69%	91%	205%	120%

(2)	Formerly US Government Securities Fund.
#	Not annualized
†	Annualized

54	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Asset Allocation
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$8.53		$8.40	$7.51	$7.33	$6.75	$5.49
Income from investment operations:
Net investment income	0.06		0.17	0.14	0.12	0.12	0.07
Net realized and unrealized gain (loss) on investments	(1.10)		0.36	1.03	0.22	0.59	1.35

Total from investment operations	(1.04)		0.53	1.17	0.34	0.71	1.42

Less distributions:
From net investment income	—		(0.19)	(0.14)	(0.12)	(0.11)	(0.16)
From net realized gains	—		(0.21)	(0.14)	(0.04)	(0.02)	—

Total distributions	—		(0.40)	(0.28)	(0.16)	(0.13)	(0.16)

Net Asset Value, end of period	$7.49		$8.53	$8.40	$7.51	$7.33	$6.75

Total return	(12.19	)%#	6.25%	15.51%	4.54%	10.62%	25.97%
Ratios/Supplemental data:
Net assets, end of period (000)	$622,459		$756,329	$768,381	$737,783	$795,534	$784,440
Ratios to average net assets:
Ratio of expenses to average net assets	0.76	%†	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	1.59	%†	1.87%	1.67%	1.48%	1.60%	1.06%
Portfolio turnover	1	%#	4%	15%	9%	15%	17%

#	Not annualized
†	Annualized

See Notes to Financial Statements.	55

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$9.78		$9.90	$8.87	$8.95	$7.88	$5.98
Income from investment operations:
Net investment income	0.07		0.13	0.14	0.16	0.09	0.08
Net realized and unrealized gain (loss) on investments	(1.18)		0.25	1.52	0.36	1.07	1.90

Total from investment operations	(1.11)		0.38	1.66	0.52	1.16	1.98

Less distributions:
From net investment income	—		(0.14)	(0.14)	(0.16)	(0.09)	(0.08)
From net realized gains	—		(0.36)	(0.49)	(0.44)	—	—

Total distributions	—		(0.50)	(0.63)	(0.60)	(0.09)	(0.08)

Net Asset Value, end of period	$8.67		$9.78	$9.90	$8.87	$8.95	$7.88

Total return	(11.35	)%#	3.76%	18.73%	5.76%	14.78%	33.09%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,527,227		$1,734,750	$1,467,953	$1,260,470	$1,088,207	$824,093
Ratios to average net assets:
Ratio of expenses to average net assets	0.88	%†	0.88%	0.89%	0.89%	0.90%	0.92%
Ratio of net investment income to average net assets	1.61	%†	1.23%	1.49%	1.78%	1.18%	1.25%
Portfolio turnover	13	%#	18%	18%	16%	14%	13%

#	Not annualized
†	Annualized

56	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$10.56		$11.49	$10.64	$10.12	$9.38	$7.24
Income from investment operations:
Net investment income	0.05		0.12	0.10	0.09	0.09	0.06
Net realized and unrealized gain (loss) on investments	(1.26)		0.58	1.32	0.52	0.74	2.15

Total from investment operations	(1.21)		0.70	1.42	0.61	0.83	2.21

Less distributions:
From net investment income	—		(0.15)	(0.10)	(0.09)	(0.09)	(0.07)
From net realized gains	—		(1.48)	(0.47)	—	—	—

Total distributions	—		(1.63)	(0.57)	(0.09)	(0.09)	(0.07)

Net Asset Value, end of period	$9.35		$10.56	$11.49	$10.64	$10.12	$9.38

Total return	(11.46	)%#	5.98%	13.28%	6.02%	8.85%	30.49%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,000,823		$1,101,700	$1,176,614	$1,016,831	$912,470	$765,115
Ratios to average net assets:
Ratio of expenses to average net assets	0.81	%†	0.80%	0.81%	0.82%	0.82%	0.83%
Ratio of net investment income to average net assets	1.02	%†	0.90%	0.90%	0.88%	0.97%	0.86%
Portfolio turnover	27	%#	41%	38%	27%	22%	22%

#	Not annualized
†	Annualized

See Notes to Financial Statements.	57

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$10.45		$9.56	$8.70	$8.31	$8.07	$6.27
Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01	0.02	0.00 ††
Net realized and unrealized gain (loss) on investments	(1.24)		0.89	0.86	0.39	0.24	1.80

Total from investment operations	(1.21)		0.94	0.89	0.40	0.26	1.80

Less distributions:
From net investment income	—		(0.05)	(0.03)	(0.01)	(0.02)	(0.00)††

Total distributions	—		(0.05)	(0.03)	(0.01)	(0.02)	(0.00)††

Net Asset Value, end of period	$9.24		$10.45	$9.56	$8.70	$8.31	$8.07

Total return	(11.58	)%#	9.81%	10.21%	4.86%	3.27%	28.71%
Ratios/Supplemental data:
Net assets, end of period (000)	$2,199,902		$2,567,845	$2,783,795	$2,816,803	$2,998,469	$2,895,641
Ratios to average net assets:
Ratio of expenses to average net assets	0.87	%†	0.87%	0.90%	0.94%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets	0.54	%†	0.41%	0.31%	0.11%	0.28%	(0.05)%
Portfolio turnover	28	%#	50%	62%	85%	49%	46%

††	Rounds to less than $0.01
#	Not annualized
†	Annualized

58	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$9.38		$10.00
Income from investment operations:
Net investment income	0.06		0.04
Net realized and unrealized loss on investments	(0.73)		(0.62)

Total from investment operations	(0.67)		(0.58)

Less distributions:
From net investment income	—		(0.04)

Total distributions	—		(0.04)

Net Asset Value, end of period	$8.71		$9.38

Total return	(7.14	)%#	(5.85	)%#
Ratios/Supplemental data:
Net assets, end of period (000)	$278,729		$294,157
Ratios to average net assets:
Ratio of expenses to average net assets	0.97	%†	1.04	%†
Ratio of net investment income to average net assets	1.31	%†	2.06	%†
Portfolio turnover	46	%#	11	%#

*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	59

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$11.26		$12.85	$11.63	$10.52	$9.07	$6.27
Income from investment operations:
Net investment income (loss)	0.01		0.01	(0.00)††	0.04	(0.03)	(0.00	)††
Net realized and unrealized gain (loss) on investments	(1.32)		0.72	1.56	1.35	1.48	2.80

Total from investment operations	(1.31)		0.73	1.56	1.39	1.45	2.80

Less distributions:
From net investment income	—		—	(0.05)	(0.28)	—	(0.00	)††
In excess of net investment income	—		—	—	—	—	(0.00	)††
From net realized gains	—		(2.32)	(0.29)	—	—	—

Total distributions	—		(2.32)	(0.34)	(0.28)	—	(0.00	)††

Net Asset Value, end of period	$9.95		$11.26	$12.85	$11.63	$10.52	$9.07

Total return	(11.63	)%#	5.53%	13.36%	13.21%	15.99%	44.68%
Ratios/Supplemental data:
Net assets, end of period (000)	$977,953		$1,154,745	$1,366,708	$1,252,413	$1,150,062	$938,791
Ratios to average net assets:
Ratio of expenses to average net assets	0.96	%†	1.02%	1.04%	1.22%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets	0.18	%†	0.08%	(0.03)%	0.31%	(0.25)%	(0.13)%
Portfolio turnover	26	%#	45%	88%	45%	55%	75%

††	Rounds to less than $0.01
#	Not annualized
†	Annualized

60	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$9.25		$10.00
Income from investment operations:
Net investment income	0.08		0.03
Net realized and unrealized loss on investments	(0.81)		(0.68)

Total from investment operations	(0.73)		(0.65)

Less distributions:
From net investment income	—		(0.03)
From net realized gains	—		(0.07)

Total distributions	—		(0.10)

Net Asset Value, end of period	$8.52		$9.25

Total return	(7.89	)%#	(6.46)%#
Ratios/Supplemental data:
Net assets, end of period (000)	$162,524		$173,510
Ratios to average net assets:
Ratio of expenses to average net assets	1.00	%†	1.07%†
Ratio of net investment income to average net assets	1.89	%†	2.08%†
Portfolio turnover	40	%#	36%#

*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	61

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$12.19		$12.57	$11.56	$10.06	$8.84	$6.80
Income from investment operations:
Net investment income	0.14		0.18	0.16	0.11	0.08	0.06
Net realized and unrealized gain (loss) on investments	(1.23)		1.37	2.29	1.59	1.27	2.07

Total from investment operations	(1.09)		1.55	2.45	1.70	1.35	2.13

Less distributions:
From net investment income	—		(0.21)	(0.20)	(0.20)	(0.13)	(0.09)
From net realized gains	—		(1.72)	(1.24)	—	—	—
Return of capital	—		—	—	—	—	(0.00)††

Total distributions	—		(1.93)	(1.44)	(0.20)	(0.13)	(0.09)

Net Asset Value, end of period	$11.10		$12.19	$12.57	$11.56	$10.06	$8.84

Total return	(8.94	)%#	12.46%	21.14%	16.88%	15.23%	31.31%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,047,122		$1,145,029	$1,049,831	$722,161	$604,809	$471,495
Ratios to average net assets:
Ratio of expenses to average net assets	1.08	%†	1.10%	1.11%	1.17%	1.17%	1.22%
Ratio of net investment income to average net assets	2.44	%†	1.15%	1.08%	1.06%	0.83%	0.93%
Portfolio turnover	29	%#	60%	65%	42%	40%	38%

††	Rounds to less than $0.01
#	Not annualized
†	Annualized

62	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversified Assets
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$9.95		$10.00
Income from investment operations:
Net investment income	0.11		0.06
Net realized and unrealized loss on investments	(0.02)		(0.07)

Total from investment operations	0.09		(0.01)

Less distributions:
From net investment income	—		(0.04)

Total distributions	—		(0.04)

Net Asset Value, end of period	$10.04		$9.95

Total return	0.90	%#	(0.07	)%#
Ratios/Supplemental data:
Net assets, end of period (000)	$453,867		$465,175
Ratios to average net assets:
Ratio of expenses to average net assets	1.01	%†	1.01	%†
Ratio of net investment income to average net assets	2.29	%†	3.53	%†
Portfolio turnover	40	%#	16	%#

*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	63

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005<>	2004<>	2003
Net Asset Value, beginning of period	$9.87		$9.75	$9.90	$10.17	$10.27	$10.46
Income from investment operations:
Net investment income	0.23		0.47	0.44	0.41	0.40	0.40
Net realized and unrealized gain (loss) on investments	(0.12)		0.15	(0.08)	(0.21)	0.01	(0.04)

Total from investment operations	0.11		0.62	0.36	0.20	0.41	0.36

Less distributions:
From net investment income	(0.24)		(0.50)	(0.47)	(0.47)	(0.47)	(0.49)
From net realized gains	—		—	—	—	(0.04)	(0.06)
Return of capital	—		—	(0.04)	—	—	—

Total distributions	(0.24)		(0.50)	(0.51)	(0.47)	(0.51)	(0.55)

Net Asset Value, end of period	$9.74		$9.87	$9.75	$9.90	$10.17	$10.27

Total return	1.12	%#	6.52%	3.82%	1.98%	3.94%	3.59%
Ratios/Supplemental data:
Net assets, end of period (000)	$855,144		$888,541	$988,984	$865,929	$764,674	$452,739
Ratios to average net assets:
Ratio of expenses to average net assets	0.44	%†	0.44%	0.44%	0.45%	0.45%	0.48%&&
Ratio of net investment income to average net assets	4.59	%†	4.71%	4.50%	4.03%	3.96%	3.85%
Portfolio turnover	26	%#	76%	28%	31%	31%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

64	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class II
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005<>	2004<>	2003
Net Asset Value, beginning of period	$9.92		$9.80	$9.94	$10.21	$10.31	$10.49
Income from investment operations:
Net investment income	0.24		0.49	0.46	0.43	0.43	0.42
Net realized and unrealized gain (loss) on investments	(0.13)		0.15	(0.07)	(0.21)	—	(0.02)

Total from investment operations	0.11		0.64	0.39	0.22	0.43	0.40

Less distributions:
From net investment income	(0.25)		(0.52)	(0.49)	(0.49)	(0.49)	(0.52)
From net realized gains	—		—	—	—	(0.04)	(0.06)
Return of capital	—		—	(0.04)	—	—	—

Total distributions	(0.25)		(0.52)	(0.53)	(0.49)	(0.53)	(0.58)

Net Asset Value, end of period	$9.78		$9.92	$9.80	$9.94	$10.21	$10.31

Total return	1.11	%#	6.71%	4.11%	2.17%	4.22%	3.88%
Ratios/Supplemental data:
Net assets, end of period (000)	$201,272		$201,573	$170,987	$165,467	$168,010	$138,655
Ratios to average net assets:
Ratio of expenses to average net assets	0.24	%†	0.24%	0.24%	0.25%	0.25%	0.28%&&
Ratio of net investment income to average net assets	4.79	%†	4.91%	4.70%	4.23%	4.19%	4.05%
Portfolio turnover	26	%#	76%	28%	31%	31%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.	65

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$11.63		$11.23	$9.87	$9.58	$8.79	$6.94
Income from investment operations:
Net investment income	0.09		0.22	0.18	0.15	0.14	0.09
Net realized and unrealized gain (loss) on investments	(1.51)		0.35	1.33	0.28	0.78	1.85

Total from investment operations	(1.42)		0.57	1.51	0.43	0.92	1.94

Less distributions:
From net investment income	—		(0.17)	(0.15)	(0.14)	(0.13)	(0.09)

Total distributions	—		(0.17)	(0.15)	(0.14)	(0.13)	(0.09)

Net Asset Value, end of period	$10.21		$11.63	$11.23	$9.87	$9.58	$8.79

Total return	(12.21	)%#	5.06%	15.27%	4.44%	10.49%	27.98%
Ratios/Supplemental data:
Net assets, end of period (000)	$80,727		$95,694	$107,977	$108,030	$115,533	$130,663
Ratios to average net assets:
Ratio of expenses to average net assets	0.46	%†	0.45%	0.45%	0.46%	0.46%	0.47%&&
Ratio of net investment income to average net assets	1.65	%†	1.55%	1.53%	1.42%	1.56%	1.33%
Portfolio turnover	2	%#	5%	4%	5%	7%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

66	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class II
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$11.01		$10.65	$9.36	$9.10	$8.37	$6.61
Income from investment operations:
Net investment income	0.09		0.20	0.17	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investments	(1.42)		0.36	1.29	0.27	0.73	1.75

Total from investment operations	(1.33)		0.56	1.46	0.42	0.89	1.86

Less distributions:
From net investment income	—		(0.20)	(0.17)	(0.16)	(0.16)	(0.10)

Total distributions	—		(0.20)	(0.17)	(0.16)	(0.16)	(0.10)

Net Asset Value, end of period	$9.68		$11.01	$10.65	$9.36	$9.10	$8.37

Total return	(12.08	)%#	5.22%	15.60%	4.57%	10.60%	28.24%
Ratios/Supplemental data:
Net assets, end of period (000)	$270,255		$316,248	$287,392	$241,849	$242,188	$185,901
Ratios to average net assets:
Ratio of expenses to average net assets	0.26	%†	0.25%	0.25%	0.26%	0.26%	0.27%&&
Ratio of net investment income to average net assets	1.85	%†	1.75%	1.73%	1.62%	1.84%	1.52%
Portfolio turnover	2	%#	5%	4%	5%	7%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.	67

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$12.25		$11.81	$10.35	$9.90	$8.95	$6.89
Income from investment operations:
Net investment income	0.10		0.26	0.22	0.17	0.13	0.08
Net realized and unrealized gain (loss) on investments	(1.44)		0.35	1.38	0.42	0.94	2.06

Total from investment operations	(1.34)		0.61	1.60	0.59	1.07	2.14

Less distributions:
From net investment income	—		(0.17)	(0.14)	(0.14)	(0.12)	(0.08)

Total distributions	—		(0.17)	(0.14)	(0.14)	(0.12)	(0.08)

Net Asset Value, end of period	$10.91		$12.25	$11.81	$10.35	$9.90	$8.95

Total return	(10.94	)%#	5.15%	15.46%	5.91%	11.96%	31.08%
Ratios/Supplemental data:
Net assets, end of period (000)	$141,935		$170,584	$195,651	$208,588	$224,619	$267,250
Ratios to average net assets:
Ratio of expenses to average net assets	0.45	%†	0.44%	0.44%	0.45%	0.44%	0.48%&&
Ratio of net investment income to average net assets	1.56	%†	1.48%	1.42%	1.37%	1.42%	1.22%
Portfolio turnover	2	%#	2%	2%	2%	5%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

68	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class II
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$11.57		$11.17	$9.80	$9.37	$8.49	$6.54
Income from investment operations:
Net investment income	0.10		0.20	0.17	0.15	0.15	0.10
Net realized and unrealized gain (loss) on investments	(1.36)		0.40	1.37	0.44	0.88	1.95

Total from investment operations	(1.26)		0.60	1.54	0.59	1.03	2.05

Less distributions:
From net investment income	—		(0.20)	(0.17)	(0.16)	(0.15)	(0.10)

Total distributions	—		(0.20)	(0.17)	(0.16)	(0.15)	(0.10)

Net Asset Value, end of period	$10.31		$11.57	$11.17	$9.80	$9.37	$8.49

Total return	(10.89	)%#	5.35%	15.68%	6.27%	12.11%	31.30%
Ratios/Supplemental data:
Net assets, end of period (000)	$416,758		$484,534	$449,961	$389,843	$374,416	$272,411
Ratios to average net assets:
Ratio of expenses to average net assets	0.25	%†	0.24%	0.24%	0.25%	0.24%	0.28%&&
Ratio of net investment income to average net assets	1.76	%†	1.68%	1.63%	1.52%	1.72%	1.42%
Portfolio turnover	2	%#	2%	2%	2%	5%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.	69

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$16.23		$16.52	$14.99	$13.80	$11.79	$8.33
Income from investment operations:
Net investment income	0.09		0.16	0.16	0.13	0.12	0.04
Net realized and unrealized gain (loss) on investments	(1.34)		0.68	2.09	1.20	1.99	3.47

Total from investment operations	(1.25)		0.84	2.25	1.33	2.11	3.51

Less distributions:
From net investment income	—		(0.20)	(0.12)	(0.14)	(0.10)	(0.05)
From net realized gains	—		(0.93)	(0.60)	—	—	—

Total distributions	—		(1.13)	(0.72)	(0.14)	(0.10)	(0.05)

Net Asset Value, end of period	$14.98		$16.23	$16.52	$14.99	$13.80	$11.79

Total return	(7.70	)%#	4.98%	14.99%	9.63%	17.86%	42.17%
Ratios/Supplemental data:
Net assets, end of period (000)	$99,596		$105,496	$78,663	$68,330	$56,156	$56,880
Ratios to average net assets:
Ratio of expenses to average net assets	0.50	%†	0.50%	0.51%	0.52%	0.52%	0.52%&&
Ratio of net investment income to average net assets	1.18	%†	1.16%	1.04%	1.01%	0.95%	0.86%
Portfolio turnover	6	%#	18%	20%	12%	22%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

70	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class II
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$15.48		$15.80	$14.36	$13.22	$11.32	$7.99
Income from investment operations:
Net investment income	0.10		0.22	0.20	0.17	0.14	0.06
Net realized and unrealized gain (loss) on investments	(1.28)		0.61	2.00	1.14	1.89	3.34

Total from investment operations	(1.18)		0.83	2.20	1.31	2.03	3.40

Less distributions:
From net investment income	—		(0.22)	(0.16)	(0.17)	(0.13)	(0.07)
From net realized gains	—		(0.93)	(0.60)	—	—	—

Total distributions	—		(1.15)	(0.76)	(0.17)	(0.13)	(0.07)

Net Asset Value, end of period	$14.30		$15.48	$15.80	$14.36	$13.22	$11.32

Total return	(7.62	)%#	5.20%	15.24%	9.87%	17.95%	42.53%
Ratios/Supplemental data:
Net assets, end of period (000)	$108,210		$121,950	$106,900	$95,502	$86,741	$52,907
Ratios to average net assets:
Ratio of expenses to average net assets	0.30	%†	0.30%	0.31%	0.32%	0.32%	0.32%&&
Ratio of net investment income to average net assets	1.38	%†	1.36%	1.24%	1.20%	1.18%	1.06%
Portfolio turnover	6	%#	18%	20%	12%	22%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.	71

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$14.80		$13.79	$11.26	$10.17	$8.65	$6.36
Income from investment operations:
Net investment income	0.26		0.35	0.21	0.18	0.15	0.11
Net realized and unrealized gain (loss) on investments	(1.85)		1.05	2.64	1.12	1.54	2.29

Total from investment operations	(1.59)		1.40	2.85	1.30	1.69	2.40

Less distributions:
From net investment income	—		(0.38)	(0.32)	(0.21)	(0.17)	(0.11)
From net realized gains	—		(0.01)	—	—	—	—

Total distributions	—		(0.39)	(0.32)	(0.21)	(0.17)	(0.11)

Net Asset Value, end of period	$13.21		$14.80	$13.79	$11.26	$10.17	$8.65

Total return	(10.74	)%#	10.17%	25.35%	12.74%	19.61%	37.75%
Ratios/Supplemental data:
Net assets, end of period (000)	$60,822		$70,723	$55,259	$32,639	$25,557	$60,601
Ratios to average net assets:
Ratio of expenses to average net assets	0.63	%†	0.63%	0.73%	0.95%	0.89%	0.69%&&
Ratio of net investment income to average net assets	3.85	%†	2.36%	2.15%	1.82%	1.61%	1.77%
Portfolio turnover	4	%#	5%	3%	8%	12%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

72	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class II
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004<>	2003
Net Asset Value, beginning of period	$13.98		$13.06	$10.67	$9.64	$8.20	$6.04
Income from investment operations:
Net investment income	0.26		0.35	0.25	0.20	0.18	0.11
Net realized and unrealized gain (loss) on investments	(1.74)		0.99	2.48	1.06	1.46	2.17

Total from investment operations	(1.48)		1.34	2.73	1.26	1.64	2.28

Less distributions:
From net investment income	—		(0.41)	(0.34)	(0.23)	(0.20)	(0.12)
From net realized gains	—		(0.01)	—	—	—	—

Total distributions	—		(0.42)	(0.34)	(0.23)	(0.20)	(0.12)

Net Asset Value, end of period	$12.50		$13.98	$13.06	$10.67	$9.64	$8.20

Total return	(10.59	)%#	10.30%	25.64%	13.03%	20.05%	37.85%
Ratios/Supplemental data:
Net assets, end of period (000)	$151,180		$178,661	$107,963	$56,920	$41,860	$19,539
Ratios to average net assets:
Ratio of expenses to average net assets	0.43	%†	0.43%	0.53%	0.75%	0.69%	0.49%&&
Ratio of net investment income to average net assets	4.04	%†	2.56%	2.37%	1.98%	2.10%	1.89%
Portfolio turnover	4	%#	5%	3%	8%	12%^^	N/A

<>	Per share amounts were calculated using the average shares outstanding method.
#	Not annualized
†	Annualized
&&	Includes effect of expenses allocated from Master Investment Portfolio.
^^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.	73

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$24.70		$24.70	$24.23	$24.21	$23.53	$21.92
Income from investment operations:
Net investment income	0.32		0.88	0.84	0.72	0.66	0.54
Net realized and unrealized gain (loss) on investments	(0.69)		0.63	0.83	0.02	0.70	1.64

Total from investment operations	(0.37)		1.51	1.67	0.74	1.36	2.18

Less distributions:
From net investment income	—		(0.96)	(0.86)	(0.72)	(0.68)	(0.57)
From net realized gains	—		(0.55)	(0.34)	—	—	—

Total distributions	—		(1.51)	(1.20)	(0.72)	(0.68)	(0.57)

Net Asset Value, end of period	$24.33		$24.70	$24.70	$24.23	$24.21	$23.53

Total return	(1.50	)%#	6.15%	6.90%	3.06%	5.78%	9.93%
Ratios/Supplemental data:
Net assets, end of period (000)	$308,839		$311,455	$292,287	$281,036	$260,976	$202,264
Ratios to average net assets:
Ratio of expenses to average net assets	0.16	%†	0.15%	0.15%	0.16%	0.15%	0.16%
Ratio of net investment income to average net assets	2.57	%†	3.66%	3.36%	3.01%	3.07%	2.60%
Portfolio turnover	4	%#	27%	11%	9%	42%	10%

#	Not annualized
†	Annualized

74	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$24.62		$24.48	$23.24	$22.87	$21.95	$19.54
Income from investment operations:
Net investment income	0.25		0.68	0.69	0.62	0.56	0.43
Net realized and unrealized gain (loss) on investments	(1.08)		0.92	1.26	0.37	0.92	2.42

Total from investment operations	(0.83)		1.60	1.95	0.99	1.48	2.85

Less distributions:
From net investment income	—		(0.75)	(0.71)	(0.62)	(0.56)	(0.44)
From net realized gains	—		(0.71)	—	—	—	—

Total distributions	—		(1.46)	(0.71)	(0.62)	(0.56)	(0.44)

Net Asset Value, end of period	$23.79		$24.62	$24.48	$23.24	$22.87	$21.95

Total return	(3.37	)%#	6.57%	8.38%	4.31%	6.74%	14.64%
Ratios/Supplemental data:
Net assets, end of period (000)	$565,582		$597,775	$549,966	$512,992	$480,096	$376,001
Ratios to average net assets:
Ratio of expenses to average net assets	0.15	%†	0.14%	0.15%	0.15%	0.14%	0.15%
Ratio of net investment income to average net assets	2.07	%†	2.99%	2.86%	2.72%	2.70%	2.29%
Portfolio turnover	6	%#	27%	9%	7%	27%	8%

#	Not annualized
†	Annualized

See Notes to Financial Statements.	75

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$24.04		$24.26	$22.46	$21.67	$20.45	$17.19
Income from investment operations:
Net investment income	0.15		0.46	0.48	0.47	0.39	0.29
Net realized and unrealized gain (loss) on investments	(1.51)		1.25	1.86	0.79	1.22	3.27

Total from investment operations	(1.36)		1.71	2.34	1.26	1.61	3.56

Less distributions:
From net investment income	—		(0.56)	(0.51)	(0.47)	(0.39)	(0.30)
From net realized gains	—		(1.37)	(0.03)	—	—	—

Total distributions	—		(1.93)	(0.54)	(0.47)	(0.39)	(0.30)

Net Asset Value, end of period	$22.68		$24.04	$24.26	$22.46	$21.67	$20.45

Total return	(5.66	)%#	7.03%	10.42%	5.79%	7.89%	20.68%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,400,547		$1,487,224	$1,331,012	$1,135,671	$1,005,076	$795,581
Ratios to average net assets:
Ratio of expenses to average net assets	0.13	%†	0.13%	0.13%	0.14%	0.14%	0.15%
Ratio of net investment income to average net assets	1.28	%†	2.23%	2.13%	2.21%	2.01%	1.73%
Portfolio turnover	5	%#	28%	6%	4%	14%	9%

#	Not annualized
†	Annualized

76	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$24.26		$24.56	$22.16	$21.02	$19.48	$15.48
Income from investment operations:
Net investment income	0.07		0.26	0.34	0.38	0.26	0.20
Net realized and unrealized gain (loss) on investments	(1.87)		1.64	2.43	1.14	1.54	4.01

Total from investment operations	(1.80)		1.90	2.77	1.52	1.80	4.21

Less distributions:
From net investment income	—		(0.43)	(0.32)	(0.38)	(0.26)	(0.21)
From net realized gains	—		(1.77)	(0.05)	—	(0.00)††	(0.00)††

Total distributions	—		(2.20)	(0.37)	(0.38)	(0.26)	(0.21)

Net Asset Value, end of period	$22.46		$24.26	$24.56	$22.16	$21.02	$19.48

Total return	(7.42	)%#	7.74%	12.50%	7.24%	9.25%	27.21%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,583,358		$1,677,987	$1,470,918	$1,209,329	$1,040,507	$820,777
Ratios to average net assets:
Ratio of expenses to average net assets	0.13	%†	0.12%	0.13%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	0.61	%†	1.57%	1.51%	1.87%	1.39%	1.33%
Portfolio turnover	4	%#	27%	6%	7%	8%	4%

††	Rounds to less than $0.01
#	Not annualized
†	Annualized

See Notes to Financial Statements.	77

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$24.63		$25.88	$22.96	$21.39	$19.49	$14.68
Income from investment operations:
Net investment income (loss)	(0.02)		0.04	0.15	0.25	0.11	0.07
Net realized and unrealized gain (loss) on investments	(2.51)		1.98	3.19	1.57	1.90	4.81

Total from investment operations	(2.53)		2.02	3.34	1.82	2.01	4.88

Less distributions:
From net investment income	—		(0.21)	(0.19)	(0.25)	(0.11)	(0.07)
From net realized gains	—		(3.06)	(0.23)	—	—	—
Return of capital	—		—	—	—	—	(0.00)††

Total distributions	—		(3.27)	(0.42)	(0.25)	(0.11)	(0.07)

Net Asset Value, end of period	$22.10		$24.63	$25.88	$22.96	$21.39	$19.49

Total return	(10.27	)%#	7.75%	14.58%	8.49%	10.30%	33.26%
Ratios/Supplemental data:
Net assets, end of period (000)	$549,904		$597,973	$470,888	$303,975	$216,415	$128,145
Ratios to average net assets:
Ratio of expenses to average net assets	0.15	%†	0.14%	0.15%	0.16%	0.16%	0.17%
Ratio of net investment income (loss) to average net assets	(0.15	)%†	0.82%	0.71%	1.30%	0.64%	0.59%
Portfolio turnover	4	%#	23%	6%	2%	9%	3%

††	Rounds to less than $0.01
#	Not annualized
†	Annualized

78	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$10.61		$10.51	$10.14	$10.00
Income from investment operations:
Net investment income	0.13		0.27	0.29	0.19
Net realized and unrealized gain (loss) on investments	(0.35)		0.36	0.48	0.15

Total from investment operations	(0.22)		0.63	0.77	0.34

Less distributions:
From net investment income	—		(0.29)	(0.29)	(0.19)
From net realized gains	—		(0.24)	(0.11)	(0.01)

Total distributions	—		(0.53)	(0.40)	(0.20)

Net Asset Value, end of period	$10.39		$10.61	$10.51	$10.14

Total return	(2.07	)%#	6.05%	7.52%	3.39	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$53,246		$54,573	$22,534	$13,146
Ratios to average net assets:
Ratio of expenses to average net assets	0.27	%†	0.30%	0.53%	1.20	%†
Ratio of net investment income to average net assets	2.24	%†	3.48%	3.43%	2.54	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.07	%†	0.14%	0.16%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.43	%†	3.63%	3.06%	3.59	%†
Portfolio turnover	14	%#	63%	25%	35	%#

*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	79

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$10.65		$10.85	$10.28	$10.00
Income from investment operations:
Net investment income	0.10		0.27	0.24	0.18
Net realized and unrealized gain (loss) on investments	(0.45)		0.42	0.68	0.29

Total from investment operations	(0.35)		0.69	0.92	0.47

Less distributions:
From net investment income	—		(0.30)	(0.25)	(0.18)
From net realized gains	—		(0.59)	(0.10)	(0.01)

Total distributions	—		(0.89)	(0.35)	(0.19)

Net Asset Value, end of period	$10.30		$10.65	$10.85	$10.28

Total return	(3.29	)%#	6.43%	8.95%	4.65	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$72,751		$70,403	$48,483	$26,638
Ratios to average net assets:
Ratio of expenses to average net assets	0.23	%†	0.24%	0.32%	0.62	%†
Ratio of net investment income to average net assets	1.91	%†	2.97%	2.74%	2.49	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.12	%†	0.18%	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.02	%†	3.02%	2.88%	2.97	%†
Portfolio turnover	11	%#	58%	15%	18	%#

*	Commencement of operations
#	Not annualized
†	Annualized

80	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2015
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$11.13		$11.29	$10.44	$10.00
Income from investment operations:
Net investment income	0.07		0.22	0.19	0.15
Net realized and unrealized gain (loss) on investments	(0.64)		0.56	0.94	0.44

Total from investment operations	(0.57)		0.78	1.13	0.59

Less distributions:
From net investment income	—		(0.25)	(0.20)	(0.15)
From net realized gains	—		(0.69)	(0.08)	(0.00	)††

Total distributions	—		(0.94)	(0.28)	(0.15)

Net Asset Value, end of period	$10.56		$11.13	$11.29	$10.44

Total return	(5.12	)%#	6.88%	10.87%	5.93	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$137,532		$138,535	$84,357	$41,455
Ratios to average net assets:
Ratio of expenses to average net assets	0.19	%†	0.18%	0.24%	0.48	%†
Ratio of net investment income to average net assets	1.37	%†	2.57%	2.33%	2.43	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.14	%†	0.18%	0.17%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.41	%†	2.57%	2.39%	2.76	%†
Portfolio turnover	9	%#	40%	10%	8	%#

††	Rounds to less than $0.01
*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	81

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$11.38		$11.52	$10.50	$10.00
Income from investment operations:
Net investment income	0.05		0.20	0.18	0.14
Net realized and unrealized gain (loss) on investments	(0.77)		0.63	1.07	0.50

Total from investment operations	(0.72)		0.83	1.25	0.64

Less distributions:
From net investment income	—		(0.23)	(0.18)	(0.14)
From net realized gains	—		(0.74)	(0.05)	(0.00	)††

Total distributions	—		(0.97)	(0.23)	(0.14)

Net Asset Value, end of period	$10.66		$11.38	$11.52	$10.50

Total return	(6.33	)%#	7.17%	11.92%	6.48	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$123,531		$112,064	$62,402	$27,240
Ratios to average net assets:
Ratio of expenses to average net assets	0.19	%†	0.20%	0.28%	0.67	%†
Ratio of net investment income to average net assets	1.00	%†	2.23%	2.05%	2.14	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.15	%†	0.19%	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.04	%†	2.24%	2.16%	2.67	%†
Portfolio turnover	3	%#	40%	5%	6	%#

††	Rounds to less than $0.01
*	Commencement of operations
#	Not annualized
†	Annualized

82	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2025
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$11.55		$11.72	$10.58	$10.00
Income from investment operations:
Net investment income	0.04		0.16	0.15	0.14
Net realized and unrealized gain (loss) on investments	(0.87)		0.68	1.19	0.58

Total from investment operations	(0.83)		0.84	1.34	0.72

Less distributions:
From net investment income	—		(0.20)	(0.16)	(0.14)
From net realized gains	—		(0.81)	(0.04)	(0.00	)††

Total distributions	—		(1.01)	(0.20)	(0.14)

Net Asset Value, end of period	$10.72		$11.55	$11.72	$10.58

Total return	(7.19	)%#	7.17%	12.70%	7.18	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$90,260		$83,891	$48,804	$19,479
Ratios to average net assets:
Ratio of expenses to average net assets	0.21	%†	0.22%	0.33%	0.90	%†
Ratio of net investment income to average net assets	0.64	%†	1.98%	1.81%	1.81	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.15	%†	0.18%	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.70	%†	2.02%	1.96%	2.56	%†
Portfolio turnover	3	%#	38%	4%	7	%#

††	Rounds to less than $0.01
*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	83

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$11.75		$11.88	$10.64	$10.00
Income from investment operations:
Net investment income	0.02		0.14	0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.96)		0.70	1.30	0.64

Total from investment operations	(0.94)		0.84	1.44	0.77

Less distributions:
From net investment income	—		(0.18)	(0.15)	(0.13)
From net realized gains	—		(0.79)	(0.05)	(0.00	)††

Total distributions	—		(0.97)	(0.20)	(0.13)

Net Asset Value, end of period	$10.81		$11.75	$11.88	$10.64

Total return	(8.00	)%#	7.11%	13.52%	7.68	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$69,270		$61,465	$26,007	$10,054
Ratios to average net assets:
Ratio of expenses to average net assets	0.25	%†	0.26%	0.51%	1.75	%†
Ratio of net investment income to average net assets	0.39	%†	1.78%	1.43%	0.98	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.17	%†	0.20%	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.47	%†	1.85%	1.76%	2.58	%†
Portfolio turnover	3	%#	43%	3%	15	%#

††	Rounds to less than $0.01
*	Commencement of operations
#	Not annualized
†	Annualized

84	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2035
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$11.83		$11.98	$10.69	$10.00
Income from investment operations:
Net investment income	0.02		0.12	0.13	0.12
Net realized and unrealized gain (loss) on investments	(1.05)		0.75	1.36	0.69

Total from investment operations	(1.03)		0.87	1.49	0.81

Less distributions:
From net investment income	—		(0.17)	(0.13)	(0.12)
From net realized gains	—		(0.85)	(0.07)	(0.00	)††

Total distributions	—		(1.02)	(0.20)	(0.12)

Net Asset Value, end of period	$10.80		$11.83	$11.98	$10.69

Total return	(8.71	)%#	7.25%	14.00%	8.13	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$39,180		$34,831	$16,418	$4,458
Ratios to average net assets:
Ratio of expenses to average net assets	0.33	%†	0.40%	0.76%	3.50	%†
Ratio of net investment income (loss) to average net assets	0.21	%†	1.60%	1.04%	(1.09	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.19	%†	0.20%	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.35	%†	1.80%	1.62%	2.26	%†
Portfolio turnover	4	%#	40%	10%	13	%#

††	Rounds to less than $0.01
*	Commencement of operations
#	Not annualized
†	Annualized

See Notes to Financial Statements.	85

VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040
	For the Period January 1, 2008 to June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period from January 3, 2005* to December 31, 2005
			2007	2006
Net Asset Value, beginning of period	$11.85		$11.91	$10.68	$10.00
Income from investment operations:
Net investment income	0.01		0.11	0.12	0.12
Net realized and unrealized gain (loss) on investments	(1.08)		0.75	1.39	0.70

Total from investment operations	(1.07)		0.86	1.51	0.82

Less distributions:
From net investment income	—		(0.16)	(0.13)	(0.12)
From net realized gains	—		(0.76)	(0.15)	(0.02)

Total distributions	—		(0.92)	(0.28)	(0.14)

Net Asset Value, end of period	$10.78		$11.85	$11.91	$10.68

Total return	(9.03	)%#	7.23%	14.14%	8.14	%#
Ratios/Supplemental data:
Net assets, end of period (000)	$37,940		$32,882	$12,699	$3,087
Ratios to average net assets:
Ratio of expenses to average net assets	0.35	%†	0.43%	1.11%	5.49	%†
Ratio of net investment income (loss) to average net assets	0.15	%†	1.61%	0.90%	(2.91	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.20	%†	0.19%	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.31	%†	1.85%	1.83%	2.43	%†
Portfolio turnover	5	%#	47%	24%	35	%#

*	Commencement of operations
#	Not annualized
†	Annualized

86	See Notes to Financial Statements.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. The Company consisted of the following series on June 30, 2008:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Low Duration Bond Fund	500 Stock Index Fund
Inflation Protected Securities Fund	Broad Market Index Fund
Asset Allocation Fund	Mid/Small Company Index Fund
Equity Income Fund	Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversified Assets Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund

The Milestone Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA”), the investment adviser to each series of the Company.

The Select Value, Discovery and Diversified Assets Funds commenced operations on October 30, 2007. Each fund received $100 in exchange for shares purchased by ICMA-RC, the parent company of VIA, the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

On May 1, 2007 the Short-Term Bond Fund changed its name to the Low Duration Bond Fund as a result of a change in investment strategy wherein the Low Duration Bond Fund now seeks to maintain a maximum portfolio effective duration of three years. Also effective May 1, 2007 the principal investment strategy of the US Government Securities Fund changed to provide that the fund invests, under normal circumstances, at least 80% of its net assets in inflation adjusted U.S. and non-U.S. fixed-income securities. In connection with this change in investment strategy, the name of the fund was changed to the Inflation Protected Securities Fund and the fund underwent a change in subadvisers.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. The underlying funds of each Model Portfolio Fund and the current target investment allocation in each underlying fund as of June 30, 2008 were as follows:

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
Fund Allocation—%
Low Duration Bond	43.00%	23.00%	8.00%	0.00%	0.00%
Inflation Protected Securities	9.00%	6.50%	4.00%	0.00%	0.00%
Core Bond Index, Class I	13.00%	20.50%	18.00%	15.00%	0.00%
Equity Income	10.00%	11.00%	12.00%	13.00%	18.00%
Growth & Income	10.00%	9.00%	12.00%	13.00%	17.00%
Growth	0.00%	6.00%	10.00%	11.50%	17.00%
Select Value	0.00%	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	0.00%	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	0.00%	3.00%	4.50%	9.00%
International	5.00%	8.00%	12.00%	16.00%	20.00%
Diversified Assets	10.00%	10.00%	10.00%	10.00%	0.00%

Total Fixed Income	65.00%	50.00%	30.00%	15.00%	0.00%
Total Equity	25.00%	40.00%	60.00%	75.00%	100.00%
Total Multi-Strategy	10.00%	10.00%	10.00%	10.00%	0.00%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. VIA may make, subject to the supervision of the Board, allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different funds of the Company. The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund invests in a professionally selected combination of equity, fixed income, and, for each fund other than the Milestone Retirement Income Fund, multi-strategy underlying funds that is believed to be appropriate given the time remaining until a Milestone Fund’s stated retirement date. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative as the designated year approaches. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the current target investment allocation in each underlying fund as of June 30, 2008 were as follows:

	Milestone Funds
	Retirement Income	2010	2015	2020
Fund Allocation—%
Low Duration Bond	40.00%	33.00%	17.50%	8.00%
Inflation Protected Securities	9.00%	8.00%	3.90%	0.00%
Core Bond Index, Class I	11.00%	11.00%	14.60%	18.70%
Equity Income	12.00%	14.00%	18.60%	21.60%
Growth & Income	12.00%	11.60%	11.00%	11.60%
Growth	0.00%	2.80%	7.40%	8.40%
Mid/Small Company Index, Class I	0.00%	2.00%	6.20%	9.00%
International	6.00%	7.60%	10.80%	12.70%

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Milestone Funds
	Retirement Income	2010	2015	2020
Fund Allocation—%
Diversified Assets	10.00%	10.00%	10.00%	10.00%

Total Fixed Income	60.00%	52.00%	36.00%	26.70%
Total Equity	30.00%	38.00%	54.00%	63.30%
Total Multi-Strategy	10.00%	10.00%	10.00%	10.00%

	Milestone Funds
	2025	2030	2035	2040
Fund Allocation—%
Low Duration Bond	3.00%	0.00%	0.00%	0.00%
Inflation Protected Securities	0.00%	0.00%	0.00%	0.00%
Core Bond Index, Class I	15.45%	12.80%	11.05%	10.00%
Equity Income	23.10%	24.40%	25.40%	26.00%
Growth & Income	13.10%	14.20%	14.70%	15.00%
Growth	9.40%	10.40%	11.40%	12.00%
Mid/Small Company Index, Class I	11.50%	14.20%	17.20%	19.00%
International	14.45%	16.00%	17.25%	18.00%
Diversified Assets	10.00%	8.00%	3.00%	0.00%

Total Fixed Income	18.45%	12.80%	11.05%	10.00%
Total Equity	71.55%	79.20%	85.95%	90.00%
Total Multi-Strategy	10.00%	8.00%	3.00%	0.00%

Since the Model Portfolio Funds and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

Transition of US Government Securities Fund to Inflation Protected Securities Fund

At a December 8, 2006 meeting of the Board, VIA recommended and the Board approved the implementation of a new principal investment strategy for the US Government Securities Fund to be effective May 1, 2007. The new principal investment strategy provides that the Fund will invest, under normal circumstances, at least 80% of its net assets in inflation adjusted U.S. and non-U.S. fixed income securities. In connection with this change in investment strategy, the Board approved, effective May 1, 2007: (i) a change in the name of the Fund to the Inflation Protected Securities Fund; (ii) the appointment of Pacific Investment Management Company (“PIMCO”) and Fischer Francis Trees & Watts (“FFTW”) as new Fund subadvisers; and (iii) the termination of Mellon Capital Management Corporation as a Fund subadviser. Effective May 1, 2007, PIMCO and FFTW began serving as new subadvisers of the Fund. However, on May 15, 2007, Paul J. Zhao, the portfolio manager at FFTW who was responsible for making investment decisions for the portion of the Fund’s assets managed by FFTW, left FFTW. At a meeting held on May 18, 2007, VIA recommended and the Board approved the termination of FFTW as a subadviser to the Fund. The Fund’s assets managed by FFTW were transitioned to PIMCO and PIMCO served as the sole subadviser to the Fund until the appointment of BlackRock Financial Management, Inc. (“BlackRock”) as an additional subadviser to the Fund effective October 30, 2007.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

2. Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq National Market and Small Cap Market Securities traded primarily on the Nasdaq Stock Market, Inc. Exchange (“Nasdaq”)) held by each fund normally will be priced at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is Nasdaq are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”). The valuation of certain foreign equity securities is described below.

Each Model Portfolio and Milestone’s net asset value (“NAV”) is calculated based upon the NAV’s of the underlying funds in which it invests.

The Money Market Fund invests all of its assets in the Institutional Class of the Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”). The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies were translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day until June 9, 2008. Effective June 9, 2008, investment securities and other assets and liabilities are translated into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Spot and Forward rates service as of 4:00 pm Eastern Time. This service is provided by The WM Company. Purchases and

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Options

Exchange traded options normally will be priced based on the last reported sale price on the exchange on which the security underlying the option is principally traded. Certain markets are not closed at Valuation Time. In these situations, a pricing service may provide snapshot prices. If no sales are reported on a particular day, a pricing service normally will use the mean between the last bid and asked quotations. Non-exchange traded options also normally will be priced by a pricing service at the mean between bid and asked quotations.

Futures

Futures contracts normally will be priced at the settlement prices established each day on the exchange on which they are traded, as provided by a pricing service.

Forward Currency Contracts

These contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 P.M. EST.

Interest Rate Swaps (including Inflation Swaps)

Interest rate swaps normally will be priced based on a snapshot of the relevant country’s swap curve (Reuters, Bloomberg, and S&P are frequent sources) and a swap valuation model. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at the fair value of the security.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant country’s swap curve (Reuters, Bloomberg, and S&P are frequent sources), deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in an option valuation model. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at the fair value of the security.

Total Return Swaps

Total return swaps are normally priced based on cash flow forecasts for the reference entity (which may themselves be model-driven in the case of assets with embedded options), a credit default curve corresponding to the reference asset (if applicable), and a snapshot of the relevant interest rate swap curve. The valuation approach incorporates concepts and algorithms used in credit default swap and interest rate models. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at the fair value of the security.

Credit Default Swaps

Single-name credit default swaps (CDS) normally will be priced based on an issuer specified spread curve, constructed from actual and/or indicative broker-dealer CDS spreads, and a CDS valuation model. CDS indexes normally will be priced according to consensus broker-dealer indications. In the event a pricing service is unable to provide a price for a particular CDS, the CDS will be priced at the fair value of the security.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index, the Low Duration Bond, and Inflation Protected Securities Funds. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Low Duration Bond Fund. For the remaining Actively Managed Funds, Index Funds, Model Portfolio Funds and Milestone Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, taxable over-distributions or returns of capital, and adjustments relating to dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income on gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The Company has adopted Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the adoption of FIN 48 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or expenses, were required as of June 30, 2008.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price on a future date. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with the changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of June 30, 2008, the following funds had open futures contracts outstanding:

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
21	CBT	U.S. 5 Year Treasury Note	September 2008	$2,321,648	$(10,054)
Sold
95	CBT	U.S. 10 Year Treasury Note	September 2008	$10,822,578	$(102,837)

			Total Unrealized Depreciation		$(112,891)

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
1,578	CME	E-MINI S&P 500 Index	September 2008	$101,078,790	$(7,692,696)
29	CME	S&P 500 Index	September 2008	$9,287,975	(699,510)

			Total Unrealized Depreciation		$(8,392,206)

Select Value Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
5	CME	E-MINI S&P 500 Index	September 2008	$320,275	$(19,719)

			Total Unrealized Depreciation		$(19,719)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
1,162	CME	E-MINI Russell Index	September 2008	$80,375,541	$(4,909,067)

			Total Unrealized Depreciation		$(4,909,067)

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversified Assets Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1	SGX	10 Year Mini-JGB	September 2008	$127,363	$696
193	EOE	Amsterdam Index	July 2008	$25,895,703	(1,961,083)
113	SFE	Australian Government Bond 10 Year	September 2008	$10,477,556	179,995
213	EOP	CAC40 Euros	July 2008	$14,903,303	(849,053)
25	EUX	Dax Index	September 2008	$6,376,523	(337,441)
26	EUX	DJ STOXX 50 Index	September 2008	$1,383,627	(74,618)
128	EUX	Euro-Schatz Future	September 2008	$26,621,516	(137,945)
152	LIF	FTSE 100 Index	September 2008	$17,099,952	(428,728)
76	HKG	Hang Seng Index	July 2008	$10,780,211	(260,982)
59	MFM	IBEX 35 Index	July 2008	$11,104,375	(720,572)
112	MIL	S&P/MIB Index	September 2008	$26,165,092	(1,084,217)
7	SFE	SPI 200 Index	September 2008	$871,197	(23,575)
10	TSE	Topix Index	September 2008	$1,241,701	(62,173)

					$(5,759,696)

Sold
350	SFE	Australian Government Bond 10 Year	September 2008	$32,452,606	$(571,977)
90	MSE	Canadian 10 Year Bond	September 2008	$10,368,049	48,696
16	EUX	Dax Index	September 2008	$4,080,974	205,565
286	CME	E-MINI S&P 500 Index	September 2008	$18,319,730	811,419
155	EUX	Euro Bund	September 2008	$26,983,475	320,088
15	TSE	Japanese Government Bond 10 Year	September 2008	$19,134,059	(330,296)
414	SSE	OMX Stockholm 30 Index	July 2008	$5,929,065	583,334
86	MSE	S&P/TSX 60 Index	September 2008	$14,610,807	409,683
200	SFE	SPI 200 Index	September 2008	$24,891,347	862,275
47	TSE	Topix Index	September 2008	$5,835,994	371,905
11	CBT	U.S. 10 Year Treasury Note	September 2008	$1,253,141	(15,141)
38	CBT	U.S. 2 Year Treasury Note	September 2008	$8,025,719	(24,937)
188	LIF	UK Gilt Long Bond	September 2008	$39,090,694	654,358

					$3,324,972

			Total Unrealized Depreciation		$(2,434,724)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
113	CME	E-MINI S&P 500 Index	September 2008	$7,238,215	$(354,792)

			Total Unrealized Depreciation		$(354,792)

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
18	CME	E-MINI Russell Index	September 2008	$1,245,060	$(60,038)
102	CME	E-MINI S&P 500 Index	September 2008	$6,533,610	(308,949)

			Total Unrealized Depreciation		$(368,987)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
28	CME	E-MINI Russell Index	September 2008	$1,936,760	$(63,197)
24	CME	E-MINI S&P Mid 400 Index	September 2008	$1,970,880	(62,738)

			Total Unrealized Depreciation		$(125,935)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
74	EUX	DJ STOXX 50 Index	September 2008	$3,938,014	$(204,263)
23	LIF	FTSE 100 Index	September 2008	$2,587,493	(63,061)
19	TSE	Topix Index	September 2008	$2,359,232	(118,182)

			Total Unrealized Depreciation		$(385,506)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Such contracts are recorded at market value and marked to market daily. Risks of entering into foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2008, the following funds had open forward foreign currency exchange contracts outstanding:

Inflation Protected Securities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Euro	07/23/2008	$1,766,062	$1,802,000	$35,938

Sale Contracts
Euro	07/23/2008	$1,813,150	$1,801,528	$11,622
	07/24/2008	149,293	149,398	(105)

		Net Gain on Sale Contracts		$11,517

		Net Unrealized Gain on Forward Foreign Currency Contracts		$47,455

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversified Assets Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	07/03/2008	$9,722,908	$9,783,459	$60,551
	07/18/2008	35,785,740	36,343,580	557,840
Canadian Dollar	07/03/2008	22,227,186	22,110,215	(116,971)
Swiss Franc	07/03/2008	4,739,284	4,822,762	83,478
	09/17/2008	108,759	111,125	2,366
Euro	07/03/2008	35,747,868	36,292,979	545,111
	07/18/2008	3,107,680	3,146,233	38,553
	08/05/2008	36,260,782	36,230,199	(30,583)
	09/17/2008	5,026,568	5,034,029	7,461
British Pound Sterling	07/03/2008	39,968,646	40,829,646	861,000
	07/18/2008	15,658,960	15,914,320	255,360
	08/05/2008	24,691,420	24,707,465	16,045
Japanese Yen	07/03/2008	19,836,174	20,037,379	201,205
	07/14/2008	1,390,567	1,388,184	(2,383)
	08/05/2008	284,992	284,543	(449)
Norwegian Krone	07/03/2008	17,010,089	17,018,466	8,377
	07/18/2008	35,806,221	36,258,873	452,652
New Zealand Dollar	07/03/2008	9,225,800	9,398,640	172,840
	08/05/2008	8,003,656	8,011,411	7,755
Swedish Krona	07/03/2008	19,878,997	19,884,373	5,376
	07/16/2008	3,001,129	3,011,276	10,147
	08/05/2008	13,930,914	13,911,572	(19,342)

		Net Gain on Purchase Contracts		$3,116,389

Sale Contracts
Australian Dollar	07/03/2008	$9,704,288	$9,783,461	$(79,173)
	08/05/2008	6,886,400	6,876,261	10,139
Canadian Dollar	07/03/2008	22,109,423	22,110,213	(790)
	07/18/2008	35,361,026	35,297,118	63,908
	08/05/2008	20,469,603	20,367,605	101,998
Swiss Franc	07/03/2008	18,450,792	18,765,846	(315,054)
	07/18/2008	29,072,585	29,373,273	(300,688)
	09/17/2008	2,995,577	3,002,272	(6,695)
Euro	07/03/2008	36,318,644	36,292,979	25,665
	07/10/2008	2,640,240	2,691,170	(50,930)
British Pound Sterling	07/03/2008	40,625,815	40,829,645	(203,830)
	09/17/2008	531,738	538,560	(6,822)
Japanese Yen	07/03/2008	20,147,067	20,037,379	109,688
	07/14/2008	1,566,384	1,579,496	(13,112)
	07/18/2008	2,816,849	2,827,928	(11,079)
	09/17/2008	1,504,133	1,490,548	13,585
Norwegian Krone	07/03/2008	16,802,616	17,018,464	(215,848)
	08/05/2008	15,251,206	15,248,545	2,661
New Zealand Dollar	07/03/2008	9,356,750	9,398,640	(41,890)
	07/18/2008	11,266,500	11,399,450	(132,950)
Swedish Krona	07/03/2008	19,875,183	19,884,374	(9,191)

		Net Loss on Sale Contracts		$(1,060,408)

		Net Unrealized Gain on Forward Foreign Currency Contracts		$2,055,981

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Brazilian Real	07/01/2008	$22,747	$22,133	$(614)
	07/02/2008	19,460	19,447	(13)
	07/03/2008	22,292	22,173	(119)
Canadian Dollar	07/03/2008	1,677,570	1,667,849	(9,721)
Swiss Franc	07/02/2008	503,172	504,759	1,587
Danish Krone	07/03/2008	96,173	96,119	(54)
Euro	07/02/2008	96,446	96,288	(158)
	07/03/2008	1,811,769	1,832,251	20,482
	07/09/2008	4,668,226	4,726,372	58,146
	07/28/2008	3,441,164	3,468,046	26,882
	08/28/2008	3,440,972	3,467,751	26,779
	10/03/2008	665,093	668,537	3,444
	12/17/2008	4,569,577	4,603,878	34,301
British Pound Sterling	07/03/2008	147,198	147,207	9
Hong Kong Dollar	07/02/2008	24,226	24,239	13
Japanese Yen	07/01/2008	708,564	718,340	9,776
	07/09/2008	4,534,501	4,499,974	(34,527)

		Net Gain on Purchase Contracts		$136,213

Sale Contracts
Australian Dollar	07/03/2008	$17,902	$17,901	$1
Canadian Dollar	07/03/2008	1,656,373	1,667,850	(11,477)
	09/17/2008	3,776,000	3,776,666	(666)
Swiss Franc	07/01/2008	16,146	16,164	(18)
	07/02/2008	589,680	575,193	14,487
	07/03/2008	57,859	57,742	117
	09/04/2008	1,891,000	1,926,421	(35,421)
	09/18/2008	3,315,000	3,385,171	(70,171)
Euro	07/01/2008	38,317	38,251	66
	07/02/2008	63,138	63,144	(6)
	07/03/2008	58,347	58,351	(4)
	07/09/2008	191,985	191,871	114
British Pound Sterling	07/02/2008	616,725	616,415	310
	07/03/2008	142,379	142,368	11
Hong Kong Dollar	07/02/2008	66,818	66,853	(35)
	07/03/2008	55,905	55,919	(14)
Japanese Yen	07/01/2008	303,247	305,973	(2,726)
	07/02/2008	968,828	970,001	(1,173)
	07/03/2008	1,134,047	1,132,697	1,350
	07/09/2008	4,668,226	4,499,974	168,252
	07/28/2008	3,441,164	3,374,906	66,258
	08/28/2008	3,440,972	3,372,615	68,357
	10/17/2008	3,853,149	3,799,656	53,493
	12/04/2008	6,140,851	6,039,114	101,737

		Net Gain on Sale Contracts		$352,842

		Net Unrealized Gain on Forward Foreign Currency Contracts		$489,055

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Euro	09/17/2008	$1,922,375	$1,932,962	$10,587
British Pound Sterling	09/17/2008	1,176,124	1,188,222	12,098
Japanese Yen	09/17/2008	2,608,947	2,605,665	(3,282)

		Net Gain on Purchase Contracts		$19,403

Sale Contracts
Euro	09/17/2008	$273,970	$278,362	$(4,392)
Japanese Yen	09/17/2008	129,601	131,510	(1,909)

		Net Loss on Sale Contracts		$(6,301)

		Net Unrealized Gain on Forward Foreign Currency Contracts		$13,102

Option Contracts

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of each is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. Option contract transactions may incur a commission, in addition to the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the period ended June 30, 2008 was as follows:

	Call Options		Put Options		Total
Inflation Protected Securities Fund	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	23	$8,910	100	$41,862	123	$50,772

Contracts written	220	$271,309	164	$171,949	384	$443,258
Contracts closed	(23)	$(24,625)	—	$—	(23)	$(24,625)
Contracts expired	(220)	$(255,594)	(264)	$(213,811)	(484)	$(469,405)

Ending balance as of 06/30/2008	—	$—	—	$—	—	$—

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Call Options		Put Options		Total
Diversified Assets Fund	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	—	$—	910	$237,171	910	$237,171

Contracts written	580	$189,853	910	$312,990	1,490	$502,843
Contracts closed	—	$—	(1,820)	$(550,161)	(1,820)	$(550,161)
Contracts expired	—	$—	—	$—	—	$—

Ending balance as of 06/30/2008	580	$189,853	—	$—	580	$189,853

Option Type	Diversified Assets Fund	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	Swiss Market Index	480	$7,211.50USD	9/19/2008	$76,622
Call	Swiss Market Index	100	$7,169.89USD	9/19/2008	$13,640

					$90,262

Swap Agreements

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. An inflation swap agreement is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The swaps listed below are marked to market daily using a Bloomberg Swap Curve Calculator, or other third party pricing vendors, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. The risks associated with swap agreements include the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreements. In certain types of swap transactions, the risk of loss is increased because the Fund may be required to make higher payments as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and thus may be less liquid than other derivative instruments. At June 30, 2008, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
AUD 8,700,000	6/15/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 8,700,000 Australian Dollar (AUD), entered into by PIMCO on June 19, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 7.0% and pay a floating rate of the 6-month Australian Bank Bill (the floating index), resetting every six months, during the period from June 16, 2008 to June 15, 2010.	$(151,263)

AUD 2,500,000	3/15/2010	This is an Interest Rate Swap Agreement with UBS AG, notional amount AUD 2,500,000, entered into by PIMCO on February 29, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 7.5% and pay a floating rate of the 3-month Australian Bank Bill (the floating index), resetting every quarter, during the period from June 15, 2009 to March 15, 2010.	$(9,516)

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
BRL 6,600,000	1/2/2012	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount 6,600,000 Brazilian Real (BRL), entered into by PIMCO on January 3, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 12.54% and pay a floating rate of the Brazil Cetip Interbank Deposit (the floating index) at maturity, resetting daily, during the period from December 4, 2007 to January 2, 2012	$(330,792)

EUR 2,000,000	3/19/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 2,000,000 Euro (EUR), entered into by PIMCO on December 21, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.5% and pay a floating rate of 6 month EURIBOR rate (the floating index), resetting every six months, during the period from March 19, 2008 to March 19, 2010.	$(42,849)

EUR 2,000,000	3/19/2010	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount EUR 2,000,000, entered into by PIMCO on December 21, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.5% and pay a floating rate of 6 month EURIBOR rate (the floating index), resetting every six months, during the period from March 19, 2008 to March 19, 2010.	$(44,997)

EUR 1,100,000	9/14/2012	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount EUR 1,100,000, entered into by PIMCO on September 12, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 2.07% and pay the French Non-Revised Index of Consumer Prices excluding Tobacco (the Inflation Index) during the period from September 14, 2007 to September 14, 2012.	$(66,056)

JPY 200,000,000	3/18/2009	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount 200,000,000 Japanese Yen (JPY), entered into by PIMCO on June 5, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 1% and pay a floating rate of 6-month Japanese LIBOR (the floating index), resetting every six months, during the period from March 19, 2008 to March 18, 2009.	$(3,904)

USD 600,000	6/18/2013	This is an Interest Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount $600,000, entered into by PIMCO on December 13, 2007. In this swap, the Fund has contractually arranged to pay a fixed rate of 4.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 18, 2008 to June 18, 2013.	$6,931

USD 100,000	6/18/2038	This is an Interest Rate Swap Agreement with Bank of America, notional amount $100,000, entered into by PIMCO on January 11, 2008. In this swap, the Fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 18, 2008 to June 18, 2038.	$(392)

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 3,200,000	3/5/2018	This is an Inflation Rate Swap Agreement with Goldman Sachs Capital Markets, notional amount $3,200,000, entered into by PIMCO on March 3, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 2.97% and pay a floating rate of Consumer Price All Urban Non-Seasonally Adjusted Index (the floating index), at maturity, during the period from March 5, 2008 to March 5, 2018.	$(43,657)

USD 3,300,000	6/18/2038	This is an Interest Rate Swap Agreement with Royal Bank of Scotland PLC, total notional amount $3,300,000, entered into by PIMCO on January 11, 2008 (notional $100,000), on January 24, 2008 (notional $2,100,000), on March 26, 2008 (notional $700,000), and on March 27, 2008 (notional $400,000). In this swap, the Fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 18, 2008 to June 18, 2038.	$(12,918)

USD 3,600,000	3/6/2018	This is an Inflation Rate Swap Agreement with Morgan Stanley Capital Services, notional amount $3,600,000, entered into by PIMCO on March 4, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 2.98% and pay a floating rate of Consumer Price All Urban Non-Seasonally Adjusted Index (the floating index), at maturity, during the period from March 6, 2008 to March 6, 2018.	$29,784

USD 8,400,000	6/18/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, total notional amount $8,400,000, entered into by PIMCO on January 2, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 18, 2008 to June 18, 2010.	$72,152

GBP 1,000,000	3/20/2013	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 1,000,000 British Pound (GBP), entered into by PIMCO on February 1, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 5.0% and pay a floating rate of 6-month LIBOR (the floating index), resetting every six months, during the period from March 20, 2008 to March 20, 2013.	$(92,627)

GBP 200,000	9/10/2027	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount GBP 200,000 entered into by PIMCO on September 10, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.44% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from September 10, 2007 to September 10, 2027.	$(45,510)

GBP 500,000	12/19/2017	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, total notional amount GBP 500,000, entered into by PIMCO on December 19, 2007 (notional GBP 200,000) and on December 21, 2007 (notional GBP 300,000). In this swap, the Fund has contractually arranged to receive a fixed rate of 3.1825% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from December 19, 2007 to December 19, 2017.	$(68,399)

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
GBP 400,000	12/14/2017	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount GBP 400,000, entered into by PIMCO on December 07, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.25% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from December 14, 2007 to December 14, 2017.	$(50,360)

GBP 400,000	1/3/2018	This is an Inflation Rate Swap Agreement with Goldman Sachs Capital Markets, notional amount GBP 400,000, entered into by PIMCO on January 03, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.11% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from January 03, 2008 to January 03, 2018.	$(56,597)

USD 800,000	6/18/2010	This is an Interest Rate Swap Agreement with Bank of America, total notional amount $300,000, entered into by PIMCO on April 23, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from January 8, 2008 to June 18, 2010.	$(6,632)

USD 300,000	6/18/2013	This is an Interest Rate Swap Agreement with Bank of America, total notional amount $300,000, entered into by PIMCO on April 23, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from January 8, 2008 to June 18, 2013.	$1,233

		Total Unrealized Gain (Loss)	$(916,369)

Diversified Assets Fund

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 1,500,000	12/20/2009	This is a Credit Default Swap Agreement with Lehman Brothers Special Finance, notional amount $1,500,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive 3.6% times the notional amount. The Fund makes payment only upon a default event of Mediacom LLC/Mediacom Capital Corp Note.	$(59,694)

USD 38,000,000	5/1/2009	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $38,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.46% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to May 1, 2009.	$486,419

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 16,000,000	5/1/2010	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $16,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.4625% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to May 1, 2010.	$310,897

USD 38,000,000	11/1/2009	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $38,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.4475% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to November 1, 2009.	$633,978

USD 16,000,000	11/1/2010	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $16,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.5125% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to November 1, 2010	$335,967

JPY 3,800,000,000	9/8/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to the Japanese 10-Year Bond (TSE) futures contracts, notional amount JPY 3,800,000,000, entered into by Analytic Investors on June 9, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$608,362

GBP (35,500,000)	8/27/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Long Gilt futures contracts, notional amount GBP (35,500,000), entered into by Analytic Investors on May 27, 2008. In this swap, the Fund has contractually arranged to pay the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or receive the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$1,371,593

USD 60,800,000	8/28/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to U.S. 10-Year Treasury Note futures contracts, notional amount $60,800,000, entered into by Analytic Investors on May 27, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$151,985

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 2,300,000	8/28/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to U.S. 10-Year Treasury Note futures contracts, notional amount $2,300,000, entered into by Analytic Investors on June 3, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$8,265

		Total Unrealized Gain/(Loss)	$3,847,772

SwapOptions (“Swaptions”)

A swaption combines the features of an option and an interest rate swap. A swaption is an option to buy or sell an interest rate swap. Depending on the terms of the particular swaption, a fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation. The unrealized gain or loss is recorded in the fund’s Statement of Assets and Liabilities. Written swaption activity for the period ended June 30, 2008 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Protected Securities Fund	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	3,600,000	$103,985	3,600,000	$98,010	7,200,000	$201,995

Contracts written	2,200,000	$57,970	—	$—	2,200,000	$57,970
Contracts closed	—	$—	—	$—	—	$—
Contracts expired	—	$—	—	$—	—	$—

Ending balance as of 06/30/2008	5,800,000	$161,955	3,600,000	$98,010	9,400,000	$259,965

Inflation Protected Securities Fund

Exchange	Contract	Notional Value	Strike Price	Expiration Date	Unrealized Gain/(Loss)
OTC	Put—Interest Rate Swap	$300,000	5.67%	8/7/2008	$10,769
OTC	Call—Interest Rate Swap	$300,000	5.67%	8/7/2008	$(17,435)
OTC	Put—Interest Rate Swap	$400,000	5.67%	8/7/2008	$16,639
OTC	Call—Interest Rate Swap	$400,000	5.67%	8/7/2008	$(25,827)
OTC	Put—Interest Rate Swap	$1,200,000	5.25%	9/15/2008	$23,164
OTC	Call—Interest Rate Swap	$1,200,000	5.25%	9/15/2008	$(24,449)
OTC	Call—Interest Rate Swap	$1,700,000	5.25%	9/15/2008	$(34,637)
OTC	Put—Interest Rate Swap	$1,700,000	5.25%	9/15/2008	$32,816
OTC	Call—Interest Rate Swap	$2,200,000	4.30%	2/2/2009	$25,063

					$6,103

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

3. Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed, Model Portfolio and Milestone Funds and 0.05% of the average daily net assets of the Index Funds. For these services, VIA received $7,990,396 in the aggregate for the period ended June 30, 2008.

Effective July 1, 2005 the advisory fee paid to VIA for each Model Portfolio Fund is calculated as follows:

•	0.10% on the first $500 million of net assets

•	0.09% on the next $500 million of net assets

•	0.08% on net assets over $1 billion.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market Fund, Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management except that the subadviser fee for Analytic Investors Inc. and Mellon Capital Management Corporation for the Diversified Assets Fund is calculated based on the average net asset value of the fund’s assets allocated and assigned to each of them by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. Additional information about each Subadviser’s fee is presented in the funds’ Prospectus and Statement of Additional Information. Presented below are the fees paid by the funds to Subadvisers during the period ended June 30, 2008. Fees are shown as an annual percentage of average net assets under management except that the subadviser fee for Analytic Investors Inc. and Mellon Capital Management Corporation for the Diversified Assets Fund is calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA as well as total dollars paid. The total dollars below represent amounts paid to Subadvisers for services performed during the period July 1, 2007 through March 31, 2008.

Fund	Subadviser	Contractual Fee as a Percentage of Average Daily Net Assets (net of subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$127,877
	STW Fixed Income Management Ltd.	0.19%	—

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	147,606
	BlackRock Financial Management, Inc.*	0.11%	23,781

Asset Allocation	Mellon Capital Management Corporation	0.24%	846,081

Equity Income	Barrow, Hanley, Mewhinney & Strauss, Inc.	0.24%	646,701
	T. Rowe Price Associates, Inc.	0.37%	1,019,031
	Southeastern Asset Management, Inc.	0.52%	1,453,924

Growth & Income	Capital Guardian Trust Company (1)	0.24%	426,170
	T. Rowe Price Associates, Inc.	0.38%	691,097
	Wellington Management Company, LLP	0.28%	507,277

Growth	Goldman Sachs Asset Management, L.P.	0.23%	346,130
	Legg Mason Capital Management, Inc.	0.39%	1,179,176
	Peregrine Capital Management, Inc.	0.36%	1,108,794
	Tukman Grossman Capital Management, Inc.	0.50%	1,252,166
	Westfield Capital Management Company, L.P.	0.33%	736,364

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Contractual Fee as a Percentage of Average Daily Net Assets (net of subadviser fee waivers)	Dollars Paid
Select Value*	Goldman Sachs Asset Management, L.P.	0.28%	$43,852
	WEDGE Capital Management L.L.P.	0.55%	87,321
	Systematic Financial Management L.P.	0.43%	169,276

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.00%	538,416
	Southeastern Asset Management, Inc.	0.56%	621,333
	TimesSquare Capital Management, LLC	0.50%	842,421
	T. Rowe Price Associates, Inc.	0.58%	862,688

Discovery*	Payden & Rygel	0.15%	240,381
	Wellington Management Company, LLP	0.73%	51,884

International	Artisan Partners Limited Partnership	0.70%	968,007
	Capital Guardian Trust Company (2)	0.40%	767,826
	GlobeFlex Capital, LP	0.40%	547,127
	Walter Scott & Partners Limited	0.56%	817,526

Diversified Assets*	Analytic Investors, LLC	0.45%	—
	Drake Capital Management, LLC	0.23%	62,226
	Mellon Capital Management Corporation	0.65%	385,050
	Payden & Rygel	0.08%	79,398

Core Bond Index	Mellon Capital Management Corporation	0.02%	117,886

500 Stock Index	Mellon Capital Management Corporation	0.02%	60,450

Broad Market Index	Mellon Capital Management Corporation	0.02%	105,647

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%	66,474

Overseas Equity Index	Mellon Capital Management Corporation	0.07%	122,193

*	Covers period from November 1, 2007—June 30, 2008
(1)	Minimum fee of $167,500 per year.
(2)	Minimum fee of $337,500 per year.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone, and Money Market Funds will vary.

Fee Waivers

If the aggregate advisory fees of the Growth Fund exceed 0.54% because of subadvisory changes, VIA will waive its advisory fee or reimburse expenses to the extent necessary on any resulting increase in subadvisory fees payable by the Growth Fund. This commitment will continue until such time as shareholders approve an increase in this limit. For the period ended June 30, 2008, no waiver or reimbursement was necessary to comply with the 0.54% maximum subadvisory fee rate.

From January 3, 2005 until April 30, 2006, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting the direct operating expenses to no more than 0.05% of the Fund’s average daily net assets on an annualized basis. From May 1, 2006 through April 30, 2009, VIA contractually agreed to limit each Fund’s total fund operating expenses to the following percentages:

Milestone Retirement Income	0.81%
Milestone 2010	0.88%
Milestone 2015	0.91%
Milestone 2020	0.93%
Milestone 2025	0.95%
Milestone 2030	0.97%
Milestone 2035	0.99%
Milestone 2040	0.99%

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

For the period ended June 30, 2008, VIA reimbursed each fund as follows:

Milestone Retirement Income	$52,398
Milestone 2010	$38,022
Milestone 2015	$31,039
Milestone 2020	$24,229
Milestone 2025	$25,619
Milestone 2030	$24,750
Milestone 2035	$25,418
Milestone 2040	$26,664

T. Rowe Price voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income and Aggressive Opportunities Funds. This voluntary fee waiver was first implemented on May 1, 2003. Through September 30, 2005, 2.5% of the aggregate fees were waived on total assets managed between $250 million and $500 million and 5% of the aggregate fees were waived on total assets managed in excess of $500 million. Effective October 1, 2005, 2.5% of the aggregate fees were waived on the first $500 million of assets managed and 5% on assets managed in excess of $500 million. For the period ended June 30, 2008, this voluntary fee waiver totaled $95,990 of which $39,559 was allocated to the Equity Income Fund, $26,274 to the Growth & Income Fund and $30,157 to the Aggressive Opportunities Fund. Goldman Sachs Asset Management, L.P. has agreed to voluntarily waive a portion of its subadvisory fee for the Select Value Fund to 0.28% on the first $200 million of assets, 0.245% on the next $500 million of assets, and 0.224% on assets over $700 million. For the period ended June 30, 2008, this waiver totaled $56,232. Payden & Rygel has agreed to waive its investment subadvisory fee until April 30, 2009 for the Diversified Assets Fund so that its fees will not exceed 0.08% of assets. For the period ended June 30, 2008, this waiver totaled $21,714. Legg Mason Capital Management has voluntarily agreed to waive its fee for the Aggressive Opportunities Fund to 0.00% for the quarters ending June 30, 2008 and September 30, 2008. This waiver equaled $251,155 for the quarter ended June 30, 2008.

4. Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the period ended June 30, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$70,649,098	$39,113,603	$153,809,309	$183,882,646
Inflation Protected Securities	111,613,030	111,331,550	173,975,381	109,064,270
Asset Allocation	—	—	8,919,064	7,360,242
Equity Income	—	—	218,333,935	209,530,927
Growth & Income	—	—	286,730,171	270,752,720
Growth	—	—	627,020,808	669,732,996
Select Value	—	—	138,550,279	127,104,991
Aggressive Opportunities	—	—	258,826,543	292,977,882
Discovery	4,227,813	21,871,687	59,089,067	39,417,358
International	—	—	314,974,965	297,611,846

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Diversified Assets	$34,687,266	$15,386,133	$203,980,316	$100,829,086
Core Bond Index	126,657,434	136,011,023	142,727,609	150,885,401
500 Stock Index	—	—	5,532,579	13,591,585
Broad Market Index	—	—	11,594,174	27,026,402
Mid/Small Company Index	—	—	13,340,465	13,349,579
Overseas Equity Index	—	—	7,647,077	15,701,716
Model Portfolio Savings Oriented	—	—	19,715,063	13,575,597
Model Portfolio Conservative Growth	—	—	33,649,169	39,719,327
Model Portfolio Traditional Growth	—	—	85,260,446	77,768,076
Model Portfolio Long-Term Growth	—	—	101,199,244	64,643,696
Model Portfolio All-Equity Growth	—	—	33,991,163	20,112,580
Milestone Retirement Income	—	—	7,794,599	7,341,972
Milestone 2010	—	—	13,636,259	8,199,586
Milestone 2015	—	—	20,128,194	12,833,054
Milestone 2020	—	—	22,873,693	3,279,127
Milestone 2025	—	—	16,261,540	3,012,737
Milestone 2030	—	—	15,218,937	1,888,897
Milestone 2035	—	—	9,094,187	1,369,721
Milestone 2040	—	—	10,287,711	1,903,148

5. Tax Basis Unrealized Appreciation (Depreciation)

The cost of investments on a tax basis includes adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end. At June 30, 2008, tax basis unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$354,969,445	$—	$—	$—
Low Duration Bond	615,325,209	3,244,913	5,333,913	(2,089,000)
Inflation Protected Securities	458,042,470	7,422,706	1,178,310	6,244,396
Asset Allocation	595,372,915	137,345,751	82,216,106	55,129,645
Equity Income	1,673,100,266	285,230,402	275,596,373	9,634,029
Growth & Income	1,058,018,889	125,966,684	120,502,449	5,464,235
Growth	2,290,210,417	232,655,793	181,009,936	51,645,857
Select Value	366,839,365	9,668,038	36,473,604	(26,805,566)
Aggressive Opportunities	1,253,277,828	153,808,585	197,420,136	(43,611,551)
Discovery	214,197,724	6,532,425	21,073,437	(14,541,012)
International	1,063,715,643	128,669,637	86,346,850	42,322,787
Diversified Assets	446,271,976	1,192,346	2,079,863	(887,517)
Core Bond Index	1,229,044,046	9,093,135	21,545,803	(12,452,668)
500 Stock Index	242,241,884	188,618,280	59,742,876	128,875,404
Broad Market Index	471,855,688	251,101,738	97,054,091	154,047,647
Mid/Small Company Index	236,442,792	65,230,217	41,610,244	23,619,973
Overseas Equity Index	194,990,535	44,178,174	19,207,744	24,970,430
Model Portfolio Savings Oriented	315,321,445	117,178	6,552,143	(6,434,965)
Model Portfolio Conservative Growth	574,708,115	—	9,052,603	(9,052,603)
Model Portfolio Traditional Growth	1,434,374,118	—	33,681,115	(33,681,115)
Model Portfolio Long-Term Growth	1,602,171,508	18,151,682	36,803,480	(18,651,798)
Model Portfolio All-Equity Growth	595,293,862	2,781,512	48,105,735	(45,324,223)

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Milestone Retirement Income	$56,213,604	$180,715	$3,141,769	$(2,961,054)
Milestone 2010	77,372,411	231,800	4,824,516	(4,592,716)
Milestone 2015	149,189,332	194,007	11,818,475	(11,624,468)
Milestone 2020	134,553,193	55,063	11,045,549	(10,990,486)
Milestone 2025	99,609,908	39,591	9,359,450	(9,319,859)
Milestone 2030	77,290,673	25,339	8,017,175	(7,991,836)
Milestone 2035	44,461,053	6,582	5,259,460	(5,252,878)
Milestone 2040	43,456,224	—	5,487,590	(5,487,590)

6. Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of June 30, 2008, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ account securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as June 30, 2008, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$110,879,477	$113,124,259	102%
Inflation Protected Securities	100,113,357	102,327,712	102%
Asset Allocation	26,201,038	27,099,058	103%
Equity Income	149,727,913	155,350,007	104%
Growth & Income	69,679,417	72,424,113	104%
Growth	128,697,897	131,529,337	102%
Select Value	59,876,131	62,000,345	104%
Aggressive Opportunities	220,441,019	229,834,163	104%
Discovery	38,885,642	40,556,855	104%
International	66,558,085	69,583,854	105%
Core Bond Index	161,176,153	164,290,393	102%
500 Stock Index	19,475,974	20,172,572	104%
Broad Market Index	65,230,084	67,769,337	104%
Mid/Small Company Index	50,258,835	52,440,852	104%
Overseas Equity Index	12,856,349	13,514,977	105%

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

7. Transactions with Affiliated Funds

At June 30, 2008 the Model Portfolio Funds and Milestone Funds held investments in a number of the underlying funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	26.71%	26.34%	22.94%	—	—
Inflation Protected Securities	8.15%	10.83%	16.74%	—	—
Equity Income	1.93%	3.92%	10.66%	13.16%	6.45%
Growth & Income	2.97%	4.94%	16.39%	20.21%	9.33%
Growth	—	1.50%	6.23%	8.13%	4.25%
Select Value	—	5.94%	27.26%	47.76%	18.66%
Aggressive Opportunities	—	1.68%	7.72%	13.55%	5.29%
Discovery	—	—	25.59%	43.66%	30.58%
International	1.44%	4.24%	15.84%	24.08%	10.62%
Diversified Assets	6.88%	12.72%	31.85%	36.44%	—
Core Bond Index Class I	4.76%	13.80%	30.36%	28.92%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	4.27%	4.78%	4.85%	1.98%	0.55%
Inflation Protected Securities	1.40%	1.68%	1.58%	—	—
Equity Income	0.41%	0.67%	1.65%	1.74%	1.35%
Growth & Income	0.62%	0.84%	1.49%	1.43%	1.17%
Growth	—	0.09%	0.45%	0.47%	0.38%
International	0.30%	0.53%	1.42%	1.50%	1.25%
Diversified Assets	1.18%	1.60%	3.07%	2.74%	2.03%
Core Bond Index Class I	0.69%	0.94%	2.39%	2.72%	1.67%
Mid/Small Company Index Class I	—	1.45%	8.37%	11.06%	10.27%

	Milestone	Milestone	Milestone
Underlying Fund	2030	2035	2040
Equity Income	1.11%	0.65%	0.64%
Growth & Income	0.98%	0.57%	0.57%
Growth	0.33%	0.20%	0.21%
International	1.06%	0.65%	0.65%
Diversified Assets	1.22%	0.26%	—
Core Bond Index Class I	1.04%	0.52%	0.45%
Mid/Small Company Index Class I	9.83%	6.72%	7.19%

8. Control Persons and Principal Holders of Securities

As of June 30, 2008, a majority of the voting shares of all funds, except the Money Market Fund, were held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds and by the VantageTrust, a group trust sponsored and maintained by the VantageTrust Company (“Trust Company”). The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by the VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the funds’ adviser, and is therefore considered a “control” person of the funds for purposes of the 1940 Act. Both the Trust Company and VIA are wholly owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Additionally, at June 30, 2008 the VantageTrust, an affiliated group trust held, directly or indirectly, the outstanding shares of the Company in the percentages shown below:

Fund	% Owned by the VantageTrust
Money Market	39.83%
Low Duration Bond	83.56%
Inflation Protected Securities	93.23%
Asset Allocation	97.27%
Equity Income	94.17%
Growth & Income	93.96%
Growth	97.77%
Select Value	95.76%
Aggressive Opportunities	96.91%
Discovery	96.00%
International	95.24%
Diversified Assets	93.95%
Core Bond Index Class I	91.82%
Core Bond Index Class II	100.00%
500 Stock Index Class I	85.43%
500 Stock Index Class II	100.00%
Broad Market Index Class I	86.44%
Broad Market Index Class II	92.12%
Mid/ Small Co Index Class I	84.32%
Mid/ Small Co Index Class II	100.00%
Overseas Index Class I	81.81%
Overseas Index Class II	99.99%
Model Portfolio Savings Oriented	88.57%
Model Portfolio Conservative Growth	90.92%
Model Portfolio Traditional Growth	95.17%
Model Portfolio Long-Term Growth	96.78%
Model Portfolio All-Equity Growth	95.61%
Milestone Retirement Income	76.16%
Milestone 2010	88.06%
Milestone 2015	90.01%
Milestone 2020	91.12%
Milestone 2025	89.85%
Milestone 2030	89.07%
Milestone 2035	87.22%
Milestone 2040	82.75%

9. Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations. For the period ended June 30, 2008, the Funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$8,702
Growth	123,581
Select Value	16,732
Aggressive Opportunities	60,035
Discovery	5,144
International	6,941

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

10. Additional Distributions in Prior Years

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Low Duration Bond Fund, formerly the Income Preservation Fund, was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate effect was a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund declared a reverse stock split immediately subsequent to the distribution at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstated the same net asset value of $100 per share as before the distribution. The last such distribution and reverse stock split occurred on December 31, 2003. The Income Preservation Fund’s transition to the Low Duration Bond Fund eliminated the need for this distribution procedure.

11. Stock Split in the Low Duration Bond Fund (formerly the Short-Term Bond Fund)

On October 28, 2005, a “stock split” was processed in the Vantagepoint Low Duration Bond Fund. Specifically, there was a “10 for 1” split meaning that the shares outstanding were increased by a multiple of 10 and the NAV was divided by 10. Therefore, this action had no impact on the aggregate value of the shares outstanding. The record date (shareholders of record on this date were affected) was Thursday, October 27, 2005. The payable date (the date the stock split posted to shareholder accounts) was Friday, October 28, 2005. The ex-date (the date the NAV changed to reflect the split) was Friday, October 28, 2005. Share transactions, shares outstanding, NAVs, and per share ratios for prior years in the Statement of Changes in Net Assets and the Financial Highlights have been restated to reflect historical application of the “10 for 1” split in order to present these items on a basis comparable to the current year, as required by generally accepted accounting principles.

12. Recently Issued Accounting Pronouncements

The funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purpose. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following is a summary of the inputs used as of June 30, 2008, in valuing each Fund’s investment carried at value:

	Investments in Securities				Other Financial Instruments*
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Money Market	$—	$354,969,445	$—	$354,969,445	$—	$—	$—	$—
Low Duration Bond	—	613,236,209	—	613,236,209	—	—	—	—
Inflation Protected Securities	—	464,286,866	—	464,286,866	(112,891)	(868,914)	—	(981,805)
Asset Allocation	514,047,261	136,455,299	—	650,502,560	(8,392,205)	—	—	(8,392,205)
Equity Income	1,461,251,164	221,483,131	—	1,682,734,295	—	—	—	—
Growth & Income	958,620,075	104,863,049	—	1,063,483,124	—	—	—	—
Growth	2,141,845,282	200,010,992	—	2,341,856,274	—	—	—	—
Select Value	272,327,987	67,705,812	—	340,033,799	(19,719)	—	—	(19,719)
Aggressive Opportunities	910,448,542	299,217,735	—	1,209,666,277	—	—	—	—
Discovery	75,234,464	124,422,248	—	199,656,712	(4,909,067)	—	—	(4,909,067)
International	103,445,812	1,002,592,618	—	1,106,038,430	—	489,055	—	489,055
Diversified Assets	3,274,328	442,110,131	—	445,384,459	(2,434,724)	5,903,753	—	3,469,029
Core Bond Index	—	1,216,591,378	—	1,216,591,378	—	—	—	—
500 Stock Index	343,886,267	27,231,021	—	371,117,288	(354,792)	—	—	(354,792)
Broad Market Index	550,773,997	75,129,338	—	625,903,335	(368,987)	—	—	(368,987)
Mid/Small
Company Index	203,687,080	56,375,685	—	260,062,765	(125,935)	—	—	(125,935)
Overseas Equity Index	—	219,960,965	—	219,960,965	(385,506)	13,102	—	(372,404)
Model Portfolio Savings Oriented	—	308,886,480	—	308,886,480	—	—	—	—
Model Portfolio Conservative Growth	—	565,655,512	—	565,655,512	—	—	—	—
Model Portfolio Traditional Growth	—	1,400,693,003	—	1,400,693,003	—	—	—	—
Model Portfolio Long-Term Growth	—	1,583,519,710	—	1,583,519,710	—	—	—	—
Model Portfolio All-Equity Growth	—	549,969,639	—	549,969,639	—	—	—	—
Milestone Retirement Income	—	53,252,550	—	53,252,550	—	—	—	—
Milestone 2010	—	72,779,695	—	72,779,695	—	—	—	—
Milestone 2015	—	137,564,864	—	137,564,864	—	—	—	—
Milestone 2020	—	123,562,707	—	123,562,707	—	—	—	—
Milestone 2025	—	90,290,049	—	90,290,049	—	—	—	—
Milestone 2030	—	69,298,837	—	69,298,837	—	—	—	—
Milestone 2035	—	39,208,175	—	39,208,175	—	—	—	—
Milestone 2040	—	37,968,634	—	37,968,634	—	—	—	—

*	Other financial instruments include futures, swaps, and foreign forward currency contracts.

VANTAGEPOINT FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) — (Continued)

Liabilities Valuation Inputs

	Securities Sold Short				Other Financial Instruments*
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Money Market	$—	$—	$—	$—	$—	$—	$—	$—
Low Duration Bond	—	—	—	—	—	—	—	—
Inflation Protected Securities	—	—	—	—	6,103	—	—	6,103
Asset Allocation	—	—	—	—	—	—	—	—
Equity Income	—	—	—	—	—	—	—	—
Growth & Income	—	—	—	—	—	—	—	—
Growth	—	—	—	—	—	—	—	—
Select Value	—	—	—	—	—	—	—	—
Aggressive Opportunities	—	—	—	—	—	—	—	—
Discovery	—	—	—	—	—	—	—	—
International	—	—	—	—	—	—	—	—
Diversified Assets	—	—	—	—	90,262	—	—	90,262
Core Bond Index	—	—	—	—	—	—	—	—
500 Stock Index	—	—	—	—	—	—	—	—
Broad Market Index	—	—	—	—	—	—	—	—
Mid/Small Company Index	—	—	—	—	—	—	—	—
Overseas Equity Index	—	—	—	—	—	—	—	—
Model Portfolio
Savings Oriented	—	—	—	—	—	—	—	—
Model Portfolio Conservative Growth	—	—	—	—	—	—	—	—
Model Portfolio Traditional Growth	—	—	—	—	—	—	—	—
Model Portfolio Long-Term Growth	—	—	—	—	—	—	—	—
Model Portfolio All-Equity Growth	—	—	—	—	—	—	—	—
Milestone Retirement Income	—	—	—	—	—	—	—	—
Milestone 2010	—	—	—	—	—	—	—	—
Milestone 2015	—	—	—	—	—	—	—	—
Milestone 2020	—	—	—	—	—	—	—	—
Milestone 2025	—	—	—	—	—	—	—	—
Milestone 2030	—	—	—	—	—	—	—	—
Milestone 2035	—	—	—	—	—	—	—	—
Milestone 2040	—	—	—	—	—	—	—	—

*	Other financial instruments include written options and swaptions.

At June 30, 2008, the Funds did not hold any investment with significant unobservable inputs (Level 3).

VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A. Directors’ Consideration of Investments Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Board”) of the Company during the period beginning January 1, 2008 through June 30, 2008, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between Vantagepoint Investment Advisers, LLC (“Adviser”) and each series of the Company other than the Vantagepoint Discovery Fund, Vantagepoint Diversified Assets Fund and Vantagepoint Select Value Fund (each series, a “Fund” and collectively, the “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 18, 2008 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” (“Independent Directors”) as defined in the 1940 Act approved the continuance of the Advisory Agreements between the Adviser and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Payden & Rygel (Low Duration Bond Fund); STW Fixed Income Management Ltd. (Low Duration Bond Fund); Mellon Capital Management Corporation (Asset Allocation Fund and each of the Index Funds); T. Rowe Price Associates, Inc. (Equity Income Fund, Growth & Income Fund and Aggressive Opportunities Fund); Barrow Hanley Mewhinney & Strauss Inc. (Equity Income Fund); Southeastern Asset Management Inc. (Equity Income Fund and Aggressive Opportunities Fund); Capital Guardian Trust Company (Growth & Income Fund and International Fund); Wellington Management Company, LLP (Growth & Income Fund); Legg Mason Capital Management Inc. (Growth Fund and Aggressive Opportunities Fund); Westfield Capital Management Company, LLC (“Westfield”) (Growth Fund); Goldman Sachs Asset Management, L.P. (Growth Fund); Tukman Grossman Capital Management, Inc. (Growth Fund); Peregrine Capital Management, Inc. (Growth Fund); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); Artisan Partners Limited Partnership (“Artisan”) (International Fund); GlobeFlex Capital, LP (“GlobeFlex”) (International Fund); and Walter Scott & Partners Limited (International Fund).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board meetings as well as the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished at Board meetings throughout the year included, among other things, the Adviser’s analysis of, and presentations given by the Adviser on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by the Adviser and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc., an independent provider of investment company data (“Lipper”), on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds (“peer group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, the Adviser furnished, and the Board considered, a wide variety of information and reports concerning the Adviser and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by the Adviser (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of the Adviser and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) the Adviser’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also evaluated the answers to questions posed by the Board to representatives of the Adviser at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately. In view of the broad scope and variety of factors and information, the Directors did

VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by the Adviser, the Directors considered the qualifications, experience and capability of the Adviser’s management and other personnel and the extent of care and conscientiousness with which the Adviser performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by the Adviser with respect to the Model Portfolio Funds and the Milestone Funds; (b) the performance monitoring and on-going due diligence performed with respect to the underlying mutual fund in which the Money Market Fund invests; (c) the subadviser selection process and fee negotiation process whereby the Adviser seeks to achieve an appropriate and competitive level of fee and fee structure, and the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (d) the process by which the Adviser evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (e) the Adviser’s ability and willingness to identify instances where there may be a need to replace a subadviser, reallocate assets or both and to efficiently and economically effect such changes; (f ) the cash management services provided to the Sub-Advised Funds; and (g) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by the Adviser or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by the Adviser’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. The Directors also considered the favorable assessment provided by the Adviser as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of the Adviser’s and the subadvisers’ services, as applicable, as well as the services of the Adviser’s affiliates, and that the Adviser and its affiliates as well as the subadvisers have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically for the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ending June 30, 2007, or shorter period, as applicable, relative to its stated investment objective, benchmark and peer group.

In reviewing the performance of the Funds over the five-year period ending June 30, 2007, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its peer group for all of the periods reviewed: Money Market Fund; Asset Allocation Fund; Equity Income Fund; Growth & Income Fund; Aggressive Opportunities Fund; 500 Stock Index Fund; Broad Market Index Fund; Mid/Small Company Index Fund; Model Portfolio Conservative Growth Fund; Model Portfolio All-Equity Growth Fund; Milestone Retirement Income Fund; Milestone 2020 Fund; and Milestone 2030 Fund. In addition, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its peer group for all but one of the periods reviewed: Low Duration Bond Fund; Core Bond Index Fund (Class II); Model Portfolio Savings Oriented Fund; Model Portfolio Traditional Growth Fund; Model Portfolio Long-Term Growth Fund; Milestone 2010 Fund and Milestone 2015 Fund.

VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

With regard to the performance of the Inflation Protected Securities Fund relative to its peer group, the Directors noted that the Fund’s performance for the most recent one-year and two-year periods ended June 30 was in the first quintile of its peer group. The Directors also noted the recent changes to the Fund’s principal investment strategy, effective May 1, 2007, whereby the Fund invests, under normal circumstances, primarily in inflation-adjusted U.S. and non-U.S. debt securities. In connection with the implementation of this new investment strategy, the Board approved two new subadvisers to replace the previous subadviser, also effective May 1, 2007.

With regard to the performance of the Growth Fund relative to its peer group, the Directors considered that the Growth Fund’s performance for the most recent one-year and two-year periods ended June 30 was in second and third quintiles, respectively, of its peer group.

With regard to performance of the International Fund relative to its peer group, the Directors considered the Adviser’s assessment that, as compared to the Fund’s peer group, the Fund has followed a more conservative investment strategy

(i.e., less emerging market exposure and more large cap exposure) and has a slight growth bias, which has not been favored in the market in recent years. The Directors also considered the reallocation of the Fund’s assets among certain of the subadvisers in September 2007 in order to improve the Fund’s subadviser structure and that the Adviser is currently conducting a comprehensive review of the Fund and its subadvisers.

With regard to the performance of the Overseas Equity Index Fund relative to its peer group, the Directors considered that the Class II performance of the Fund was in the third quintile of its peer group for the four- and five-year periods ended June 30. The Directors also took into consideration the Adviser’s explanation that the Fund performed as expected relative to its benchmark when taking into account the fees and expenses of the Fund.

With respect to the performance of the Milestone 2025 Fund, Milestone 2035 Fund and Milestone 2040 Fund, the Directors noted that the Funds’ performance was in the third, second and first quintile, respectively, for the most recent two-year period ended June 30. The Directors also considered the Adviser’s explanation that the target allocation to equity securities of the 2025 Fund and the 2035 Fund is lower than their respective peer group averages, which impacted the performance of these Funds relative to their peers.

For the Sub-Advised Funds, the Directors also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of total assets—these fee rates include advisory and administrative service fees—to other funds in its peer group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate was lower than or equal to the median of its expense peer group; and (ii) the actual management fee rate of each Fund was lower than or equal to the median of its expense peer group, except for the Aggressive Opportunities Fund, 500 Stock Index Fund (Class I), Mid/Small Company Index Fund (Class I), Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund and each of the Model Portfolio Funds. With respect to these Funds, the Board considered that each Fund’s actual total expense ratio was lower than or equal to the median of its peer group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its peer group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund, other than the Core Bond Index Fund (Class I), was lower than or equal to the median of its expense peer group. The Directors noted that the total expense ratio of the Core Bond Index Fund (Class I) was in the third quintile of its expense peer group. The Directors further noted the Adviser’s current agreement to limit the total annual operating expenses of each Milestone Fund until April 30, 2008, and, after that, the Adviser’s intention to continue to limit the total annual operating expenses of each Milestone Fund until April 30, 2009.

With regard to the Sub-Advised Funds, the Directors also considered the Adviser’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from

VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by the Adviser generally to describe other portfolios managed by a subadviser that have the same investment objective as, and other characteristics (including asset size) similar to, the portfolio being managed for the Fund by the subadviser.

For each Sub-Advised Fund, the Directors also considered the Adviser’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund and each subadviser’s ability to fulfill its contractual obligations.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from the Adviser regarding its revenues and expenses in connection with the services provided to each Fund and the Funds as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Funds as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser and VTA experienced positive net margins with respect to certain Funds and did not with respect to other Funds. The Directors also considered the overall net margin levels of the Adviser and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Adviser’s assessment that the subadvisory fee rates charged by each subadviser reflect the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by the Adviser as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time. The Directors also acknowledged that they intend to continue to seek and consider information from the Adviser relating to economies of scale. With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreements with Artisan and GlobeFlex) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arms-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of the Adviser’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser and its affiliates and the subadvisers as a result of their relationships with the Funds. The Directors noted that, based on the information provided, the Adviser did not consider there to be any significant benefits in this regard. With regard to the subadvisers, the Board considered that certain subadvisers may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers who meet the Funds’ requirements for seeking best execution, and that the Adviser monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser and each subadviser, the Board concluded that the level of fees to be paid to the Adviser with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Consideration of New Subadvisory Agreement with Westfield for the Growth Fund

At a meeting held on June 6, 2008 (“June Meeting”), the Board approved a new Subadvisory Agreement (“New Subadvisory Agreement”) with Westfield, one of the subadvisers of the Growth Fund, due to the restructuring of the equity ownership interests of Westfield by Boston Private Financial Holdings, Inc. (“Boston Private”), the parent company of Westfield, which occurred on June 30, 2008. Upon completion of the restructuring, Westfield remains an autonomous affiliate of Boston Private and Boston Private remains the controlling shareholder of Westfield, with the remaining equity shares of Westfield split among key members of the Westfield management team. The restructuring of the equity ownership interests of Westfield resulted in a “change of control” of Westfield under applicable provisions of the 1940 Act. The 1940 Act provides that a “change of control” of a fund’s adviser or subadviser results in an “assignment,” and a consequent automatic termination, of the investment advisory agreement between the fund and the adviser or subadviser, as the case may be. Accordingly, as a result of the restructuring, the prior investment subadvisory agreement dated May 23, 2005, among the Adviser, the Company and Westfield terminated on June 30, 2008. At the June Meeting, in anticipation of the pending restructuring of the equity ownership interests of Westfield and consequent immediate termination of the prior investment subadvisory agreement with Westfield, the Board, including a majority of the Independent Directors, approved the New Subadvisory Agreement with Westfield, having terms substantially similar to the terms of the prior investment subadvisory agreement. Before approving the New Subadvisory Agreement with Westfield, the Board considered the recommendations of, and supporting analyses and data presented by, the Adviser.

With respect to the Board’s consideration of the New Subadvisory Agreement with Westfield, the Directors received written information in advance of the June Meeting from the Adviser, which included: (1) the conclusions reached by the Adviser as a result of the due diligence it conducted relating to the restructuring; (2) the nature, extent and quality of services that Westfield currently provides, and would continue to provide, to the Growth Fund; (3) Westfield’s experience, reputation, investment management business, personnel and operations; (4) Westfield’s brokerage and trading policies and practices; (5) the level of subadvisory fees to be charged to the Growth Fund by Westfield and a comparison of those fees to the: (a) fees charged by Westfield for managing other large cap growth equity accounts and the fees Westfield charges to other U.S. registered mutual funds with a similar investment mandate to that of the Growth Fund; and (b) fees charged by a group of active U.S. large cap growth investment managers utilizing a large cap growth equity mandate; (6) Westfield’s compliance program; (7) Westfield’s historical performance returns utilizing a large cap growth equity mandate and such performance compared to a relevant benchmark; (8) Westfield’s investment performance as a subadviser to the Growth Fund; and (9) Westfield’s financial condition.

In considering the New Subadvisory Agreement for the Growth Fund, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the New Subadvisory Agreement, the Directors considered the information received in advance of the June Meeting, the presentations made by, and discussions held with, the personnel of the Adviser at the June Meeting, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the New Subadvisory Agreement.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services to be provided by Westfield to the Growth Fund following the restructuring, the Directors considered Westfield’s investment management process in managing the Growth Fund’s assets allocated to it, including the experience and capability of Westfield’s management and other personnel responsible for the portfolio management of the Growth Fund. The Directors also considered the Adviser’s assessment that it does not anticipate the restructuring to result in significant changes in Westfield’s investment philosophy, process or team and that the Adviser does not expect any changes to the fees charged to the Fund by Westfield. The Directors also considered Westfield’s representation to the Adviser that it does not plan to make any changes in operations or key personnel as a result of the restructuring and that Westfield intends to continue managing the Fund in exactly the same manner as is currently the case. Based on information provided by the Adviser from Westfield, the Directors considered Westfield’s representation that it does not expect the nature, scope or quality of services to be provided to the Growth Fund to change as a result of the restructuring. The Directors also took into account the information provided by the

VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Adviser relating to Westfield’s statement that the restructuring is intended to ensure the long-term stability of its senior management and key investment personnel. Based on the information considered, the Directors concluded that the Growth Fund was likely to continue to benefit from the nature, extent and quality of Westfield’s services, and that Westfield has the ability to continue to provide these services after the restructuring.

Investment Performance

The Directors considered the data provided regarding Westfield’s historical investment performance record in managing its clients’ assets utilizing a large cap growth equity mandate versus a relevant benchmark. The Directors also considered Westfield’s investment performance with respect to managing the assets of the Growth Fund and the Adviser’s favorable assessment of such performance. The Directors concluded that the investment performance record of Westfield supported approval of the New Subadvisory Agreement with Westfield.

Subadvisory Fees and Economies of Scale

In evaluating the subadvisory fee, the Directors considered that the subadvisory fee payable under the New Subadvisory Agreement is the same as the subadvisory fee payable under the current subadvisory agreement with Westfield. The Directors also considered comparisons of the subadvisory fees charged by Westfield to the Growth Fund with the fees charged by Westfield for managing other large cap growth equity accounts, and the fees charged by Westfield to other U.S. registered mutual funds for managing an investment mandate similar to the mandate the subadviser employs on behalf of the Growth Fund. The Directors also considered the Adviser’s assessment that the Growth Fund’s fee schedule at the current level of assets allocated to Westfield is the lowest fee schedule charged by Westfield for managing large cap growth equity accounts and other U.S. registered mutual funds with a similar investment mandate. The services Westfield provides to the Growth Fund appeared to be comparable to those it provides to such other advisory clients. The Directors reviewed information provided by the Adviser (which was based on an independent third-party source) on the fees charged by a group of U.S. investment managers that employ an active large cap growth equity mandate. According to the information provided, the effective fee rate to be paid by the Growth Fund to Westfield at current asset levels is below the median fee charged by such managers. The foregoing comparisons assisted the Directors in considering the New Subadvisory Agreement by providing them with a basis for evaluating Westfield’s fees on a relative basis. Based on this information, the Directors concluded that Westfield’s subadvisory fees appeared to be within a reasonable range for the services provided.

The Directors also reviewed the information provided regarding the estimated profits to be realized with respect to Westfield’s relationship with the Growth Fund. In reviewing the extent to which economies of scale may be realized by Westfield as the assets of the Growth Fund to be managed by Westfield grow, and whether the proposed fee levels reflect these economies, the Directors considered that Westfield’s fee schedule includes breakpoints, which indicated that the subadvisory fee rate is intended to capture certain anticipated economies of scale for the benefit of the Growth Fund’s shareholders in connection with the services to be provided.

Other Considerations

The Directors considered the due diligence process engaged in by the Adviser in connection with the restructuring and in deciding to recommend that the Board approve the New Subadvisory Agreement with Westfield. The Directors also considered the Adviser’s conclusion that the fees to be paid by Westfield for its services to the Growth Fund continue to be reasonable and appropriate in light of the nature and quality of services to be provided by Westfield. The Directors concluded that the Adviser’s recommendations and conclusions supported approval of the New Subadvisory Agreement. The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to Westfield due to its relationship with the Growth Fund. The Directors considered that Westfield may direct the Growth Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that all subadvisers are required to select brokers who meet the Growth Fund’s requirements for seeking best execution, and that the Adviser monitors and evaluates the subadvisers’ trade execution with respect to Fund brokerage transactions on a regular basis and provides reports to the Board in this regard. The Directors concluded that the potential benefits accruing to Westfield by virtue of its relationship to the Growth Fund appeared to be reasonable.

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the approval of the New Subadvisory Agreement with Westfield is in the best interests of the Growth Fund and its shareholders, and approved the New Subadvisory Agreement with, and the fee to be paid to, Westfield.

VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

B. Directors and Officers Remuneration

Aggregate compensation that was paid to the directors during the six months ended June 30, 2008 totaled $36,687. Executive officers do not receive any compensation from The Vantagepoint Funds. However, the Board of Directors of the Vantagepoint Funds has agreed to reimburse ICMA-RC for certain costs associated with the Chief Compliance Officer function. The amount reimbursed during the six months ended June 30, 2008 totaled $85,916.

The Statement of Additional Information includes additional information about The Vantagepoint Funds’ Board of Directors and is available, without charge, upon request, by calling 1-800-669-7400.

C. Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record unless; The Vantagepoint Funds have received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact The Vantagepoint Funds toll free at 1-800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 1-800-669-7400.

D. Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2008 are available on the Company’s website at www.icmarc.org or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Money Market Fund

	Shares	Value
CASH EQUIVALENTS—99.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $354,969,445)	354,969,445	$354,969,445

TOTAL INVESTMENTS—99.3% (Cost $354,969,445)		354,969,445
Other assets less liabilities—0.7%		2,639,305

NET ASSETS—100.0%		$357,608,750

122	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—35.9%
Biotechnology—0.4%
Amgen, Inc.
4.000%	11/18/2009		$1,800,000	$1,802,549

Capital Markets—3.2%
Citigroup, Inc.
4.385%	05/15/2018	#	6,186,000	5,983,186
Citigroup, Inc.
4.125%	02/22/2010		1,250,000	1,238,909
JPMorgan Chase & Co.
6.750%	02/01/2011		1,240,000	1,287,777
JPMorgan Chase & Co.
4.750%	05/01/2013		6,900,000	6,712,969
World Savings Bank, FSB
4.500%	06/15/2009		1,240,000	1,238,946

				16,461,787

Chemicals—0.5%
E.I. Du Pont de Nemours & Co.
5.000%	01/15/2013	†	2,500,000	2,523,633

Commercial Banks—9.0%
Bank of America Corp.
6.600%	05/15/2010		400,000	410,679
Bank of America Corp.
4.900%	05/01/2013		1,000,000	966,077
Bank of America Corp.
4.875%	09/15/2012		3,910,000	3,843,561
Bank of America Corp.
4.375%	12/01/2010		1,240,000	1,236,478
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		7,440,000	7,533,424
Glitnir Banki HF (Iceland)
6.375%	09/25/2012	^	6,270,000	5,393,987
M&T Bank Corp.
5.375%	05/24/2012		6,680,000	6,461,578
Marshall & Ilsley Corp.
5.626%	08/17/2009		6,500,000	6,463,120
SunTrust Banks, Inc.
5.250%	11/05/2012		5,250,000	5,138,033
US Bancorp
3.170%	05/06/2010	#	1,200,000	1,198,643
Wachovia Bank NA
7.800%	08/18/2010	†	4,750,000	5,008,281
Wells Fargo & Co.
5.300%	08/26/2011	†	1,240,000	1,262,443

				44,916,304

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,287,775

Computers & Peripherals—1.0%
Hewlett-Packard Co.
4.500%	03/01/2013		3,840,000	3,807,183
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,281,104

				5,088,287

Consumer Finance—6.9%
Capital One Bank USA NA
4.250%	12/01/2008		3,750,000	3,743,498
Caterpillar Financial Services Corp. (MTN)
3.750%	05/15/2009		2,065,000	2,052,860
CIT Group, Inc.
4.250%	02/01/2010		275,000	232,781
CIT Group, Inc.
3.187%	07/28/2011	#	125,000	102,047
CIT Group, Inc.
2.906%	03/12/2010	#	5,780,000	5,021,924
Household Finance Corp.
6.375%	10/15/2011	†	3,150,000	3,224,016
HSBC Finance Corp.
4.750%	05/15/2009		4,480,000	4,485,448
International Lease Finance Corp.
6.375%	03/25/2013		3,200,000	2,923,744
John Deere Capital Corp.
2.999%	10/16/2009	#	6,000,000	5,990,777
SLM Corp. (MTN)
3.060%	07/27/2009	#†	7,000,000	6,564,530

				34,341,625

Diversified Financial Services—5.7%
AIG SunAmerica Global Financing VII
5.850%	08/01/2008	^	700,000	700,856
Allstate Life Global Funding Trust, Series 04-1
4.500%	05/29/2009	†	3,750,000	3,756,720
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	^	6,000,000	5,906,652
General Electric Capital Corp. (MTN)
4.875%	10/21/2010	†	4,060,000	4,126,060
General Electric Capital Corp. (MTN)
4.250%	09/13/2010		4,600,000	4,641,308
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	^	1,500,000	1,513,106
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,159,269
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		1,200,000	1,224,218
TIAA Global Markets, Inc.
5.125%	10/10/2012	^	4,900,000	4,991,155
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,254,538

				29,273,882

Diversified Telecommunication Services—3.2%
AT&T, Inc.
4.950%	01/15/2013		900,000	897,781
BellSouth Corp.
4.200%	09/15/2009		3,262,000	3,269,597
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011	†	1,250,000	1,258,184
SBC Communications, Inc.
4.125%	09/15/2009		5,430,000	5,437,927
Verizon Communications, Inc.
4.350%	02/15/2013		3,745,000	3,606,573
Verizon Global Funding Corp.
7.250%	12/01/2010		1,250,000	1,327,788

				15,797,850

Electric Utilities—0.5%
Duke Energy Corp.
6.250%	01/15/2012		1,165,000	1,216,931
Exelon Corp.
6.750%	05/01/2011		750,000	770,989
Exelon Generation Co. LLC
6.950%	06/15/2011		450,000	465,415

				2,453,335

See accompanying notes to financial statements.	123

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electronic Equipment & Instruments—0.1%
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013		$575,000	$566,967

Home Builders—0.3%
KB Home
8.625%	12/15/2008	†	1,260,000	1,272,600

Insurance—0.2%
American International Group, Inc.
4.700%	10/01/2010		1,000,000	981,865

Media—0.4%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,288,504

Metals & Mining—1.2%
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		5,974,000	6,013,595

Oil, Gas & Consumable Fuels—0.9%
ConocoPhillips
8.750%	05/25/2010		1,773,000	1,930,317
Pemex Project Funding Master Trust
7.875%	02/01/2009		2,350,000	2,424,739

				4,355,056

Retail—0.4%
CVS Caremark Corp.
4.000%	09/15/2009		2,000,000	1,989,722

Software—0.3%
Oracle Corp.
5.000%	01/15/2011		1,547,000	1,578,054

Tobacco—1.4%
Philip Morris International, Inc.
4.875%	05/16/2013		7,384,000	7,261,263

TOTAL CORPORATE OBLIGATIONS (Cost $182,696,598)				180,254,653

U.S. GOVERNMENT AGENCY OBLIGATIONS—7.1%
U.S. Government Agency Obligations—7.1%
Federal Home Loan Bank
5.000%	09/18/2009	†	4,395,000	4,504,651
2.200%	04/01/2009	†	2,225,000	2,216,661
Federal Home Loan Mortgage Corp.
3.250%	02/25/2011	†	8,000,000	7,961,976
3.000%	04/01/2011		6,000,000	5,923,812
2.875%	06/28/2010	†	2,970,000	2,952,429
Federal National Mortgage Association
3.500%	04/28/2011		7,500,000	7,484,115
3.250%	02/10/2010	†	4,430,000	4,446,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,641,963)				35,490,633

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—5.0%
U.S. Government Agency Mortgage-Backed Securities—5.0%
Federal Home Loan Mortgage Corp.
5.000%	06/15/2024		2,177,629	2,198,313
4.386%	10/01/2034	#	4,171,788	4,174,561
4.250%	06/15/2024		1,579,154	1,583,200
3.500%	10/15/2012		15,232	15,216
Federal National Mortgage Association
5.788%	10/01/2036	#	2,981,426	3,059,768
5.089%	09/01/2034	#	464,020	469,961
5.077%	10/01/2034	#	3,993,061	4,070,826
4.951%	10/01/2034	#	4,945,663	4,998,906
4.906%	09/01/2034	#	372,320	377,932
4.724%	10/01/2034	#	696,020	707,270
Government National Mortgage Association
4.500%	08/20/2035		3,716,552	3,735,295

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,369,546)				25,391,248

U.S. TREASURY OBLIGATIONS—20.5%
U.S. Treasury Notes—20.5%
U.S. Treasury Note
4.875%	08/15/2009-04/30/2011	†	3,319,000	3,486,872
4.500%	11/15/2010-09/30/2011	†	19,400,000	20,211,305
4.000%	08/31/2009	†	20,600,000	20,994,304
3.875%	09/15/2010	†	29,487,000	30,261,063
3.125%	11/30/2009	†	16,510,000	16,686,723
2.625%	05/31/2010		2,700,000	2,702,533
2.125%	01/31/2010-04/30/2010	†	8,600,000	8,541,470

				102,884,270

TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,193,209)				102,884,270

SOVEREIGN DEBT OBLIGATIONS—1.1%
Government Issued—1.1%
Export Development Canada (Canada)
3.750%	07/15/2011	†	1,365,000	1,374,140
Province of Ontario, Canada (Canada)
2.750%	02/22/2011	†	1,225,000	1,199,157
Republic of South Africa (South Africa)
9.125%	05/19/2009	†	2,750,000	2,866,875

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,425,716)				5,440,172

ASSET BACKED SECURITIES—22.6%
Automobile—11.0%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.320%	03/20/2010	^	6,400,000	6,463,653
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
2.511%	04/15/2012	#	1,000,000	982,208

124	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust
Series 2008-1, Class A3A
3.860%	08/15/2012		$1,000,000	$994,054
Carmax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,882,843
Chase Manhattan Auto Owner Trust
Series 2006-A, Class A4
5.360%	01/15/2013		5,900,000	6,010,399
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		2,400,000	2,438,417
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		1,000,000	1,014,378
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		1,600,000	1,589,228
Ford Credit Auto Owner Trust
Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,590,576
Ford Credit Auto Owner Trust
Series 2006-A, Class A3
5.050%	03/15/2010		379,961	382,247
Ford Credit Auto Owner Trust
Series 2006-B, Class A3
5.260%	10/15/2010		2,176,220	2,198,263
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		6,400,000	6,482,262
Harley-Davidson Motorcycle Trust
Series 2006-3, Class A3
5.240%	01/15/2012		2,336,798	2,360,046
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,725,000	2,763,157
Honda Auto Receivables Owner Trust
Series 2005-3, Class A4
4.030%	12/20/2010		7,327,209	7,347,195
USAA Auto Owner Trust
Series 2004-3, Class A4
3.530%	06/15/2011		2,664,104	2,666,790
USAA Auto Owner Trust
Series 2005-2, Class A4
4.170%	02/15/2011		500,000	502,634
USAA Auto Owner Trust
Series 2006-4, Class A2
5.160%	11/15/2009		38,472	38,512
USAA Auto Owner Trust
Series 2007-2, Class A3
4.900%	02/15/2012		2,000,000	2,026,841
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		1,100,000	1,107,619
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%	04/20/2011		2,825,000	2,851,626

				55,692,948

Credit Card—10.5%
BA Credit Card Trust
Series 2008-A5, Class A5
3.671%	12/16/2013	#	5,923,000	6,015,436
Bank One Issuance Trust
Series 2003-A9, Class A9
3.860%	06/15/2011		1,500,000	1,503,636
Bank One Issuance Trust
Series 2004-A6, Class A6
3.940%	04/16/2012		1,000,000	1,005,123
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/15/2014		4,015,000	4,035,514
Chase Issuance Trust
Series 2005-A10, Class A10
4.650%	12/17/2012		6,970,000	7,035,958
Chase Issuance Trust
Series 2007-A15, Class A
4.960%	09/17/2012		3,900,000	3,964,139
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.500%	06/22/2012		4,965,000	5,090,712
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		7,755,000	7,815,462
FPL Recovery Funding LLC
Series 2007-A, Class A1
5.053%	02/01/2013	‡	2,470,472	2,496,624
GE Capital Credit Card Master Note Trust
Series 2007-3, Class A2
5.400%	06/15/2013		5,915,000	6,067,023
Household Credit Card Master Note Trust I
Series 2007-1, Class A
2.521%	04/15/2013	#	1,500,000	1,474,681
Household Credit Card Master Note Trust I
Series 2007-2, Class A
3.021%	07/15/2013	#	6,200,000	6,145,333

				52,649,641

Utilities—1.1%
Peco Energy Transition Trust
Series 2000-A, Class A3
7.625%	03/01/2010		5,345,539	5,481,905

TOTAL ASSET BACKED SECURITIES (Cost $113,068,424)				113,824,494

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—4.0%
Mortgage Backed—4.0%
Bank of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
6.271%	01/25/2035	#	1,206,299	1,215,419
GSR Mortgage Loan Trust
Series 2004-11, Class 2A2
4.751%	09/25/2034	#	2,667,953	2,580,501
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.540%	09/25/2035	#	4,143,842	4,019,281
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.300%	12/19/2035	#	5,640,036	5,553,838
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
4.707%	12/25/2034	#	3,321,452	3,234,828
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
4.040%	04/25/2034	#	656,449	653,984

See accompanying notes to financial statements.	125

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
3.194%	10/19/2034	#	$754,997	$668,728
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.299%	03/25/2044	#	886,963	842,480
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
3.541%	09/25/2034	#	2,046,354	1,525,173

TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $21,207,536)				20,294,232

			Shares	Value
CASH EQUIVALENTS—25.8%
Institutional Money Market Funds—25.8%
AIM Short-Term Investments Trust Liquid Assets Portfolio		††	10,702,979	10,702,979
AIM Short-Term Investments Trust Prime Assets Portfolio		††	102,421,280	102,421,280
JPMorgan Prime Money Market Fund, Capital Shares			10,161,972	10,161,972
JPMorgan U.S. Government Money Market Fund, Capital Shares			6,370,276	6,370,276

TOTAL CASH EQUIVALENTS (Cost $129,656,507)				129,656,507

TOTAL INVESTMENTS—122.0% (Cost $615,259,499)				613,236,209
Other Assets Less Liabilities—(22.0%)				(110,416,113)

NET ASSETS—100.0%				$502,820,096

Notes to the Schedule of Investments:

MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of security on loan.
^	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 4.1% of Total Investments.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.

126	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—1.8%
Capital Markets—0.5%
Bear Stearns Cos, Inc. (The) (MTN)
5.780%	03/10/2014	#	$380,000	$346,993
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		100,000	91,751
JPMorgan Chase & Co. (MTN)
5.670%	06/28/2009	#	505,000	523,888
Lehman Brothers Holdings, Inc. (MTN)
5.210%	06/02/2009	#	405,000	400,634
Morgan Stanley (MTN)
6.625%	04/01/2018		400,000	379,674

				1,742,940

Commercial Banks—0.5%
Credit Suisse (MTN) (Switzerland)
5.000%	05/15/2013		1,700,000	1,656,141
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.092%	12/31/2049	#	100,000	136,246

				1,792,387

Consumer Finance—0.2%
SLM Corp. (MTN)
5.560%	04/01/2014	#	465,000	366,662
SLM Corp. (MTN), Series CPI
5.310%	06/01/2009	#	120,000	118,559
SLM Corp., Series CPI
5.350%	10/08/2008	#	150,000	149,893

				635,114

Diversified Financial Services—0.2%
General Electric Capital Corp.
5.625%	05/01/2018		810,000	784,768

Diversified Telecommunication Services—0.3%
AT&T, Inc.
6.300%	01/15/2038	†	200,000	189,562
AT&T, Inc.
5.600%	05/15/2018	†	900,000	879,753

				1,069,315

Multi-National—0.1%
International Bank for Reconstruction & Development, Series CPI (Supranational)
5.570%	12/10/2013	#	275,000	280,222

Pharmaceuticals—0.0%
GlaxoSmithKline Capital, Inc.
5.650%	05/15/2018		100,000	99,805

TOTAL CORPORATE OBLIGATIONS (Cost $6,484,973)				6,404,551

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.8%
U.S. Government Agency Obligations—2.8%
Fannie Mae
2.202%	07/17/2008		1,200,000	1,198,754
Federal Home Loan Bank
2.000%	07/01/2008		1,400,000	1,399,922
Freddie Mac
2.269%	08/18/2008		7,000,000	6,979,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,577,733)				9,578,012

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—2.7%
U.S. Government Agency Mortgage-Backed Securities—2.7%
Federal National Mortgage Association
5.500%	07/25/2037	TBA
(Cost $9,438,750)			9,600,000	9,463,498

U.S. TREASURY OBLIGATIONS—92.1%
U.S. Treasury Inflation Protected Securities Bonds—71.4%
U.S. Treasury Bond
3.875%	04/15/2029	†	4,535,000	7,702,617
3.625%	04/15/2028		4,240,000	7,029,346
3.375%	04/15/2032	†	510,000	776,900
3.000%	07/15/2012		19,275,000	25,298,359
2.625%	07/15/2017	†	4,155,000	4,758,231
2.500%	01/15/2016		6,230,000	7,243,216
2.375%	04/15/2011-01/15/2027	†	92,800,000	107,982,490
2.000%	04/15/2012-01/15/2026	†	42,785,000	49,043,003
1.875%	01/15/2015		4,390,000	5,078,371
1.750%	01/15/2028	†	13,113,000	12,797,255
1.625%	01/15/2015		6,385,000	7,420,835
0.875%	04/15/2010	†	11,855,000	13,679,412

				248,810,035

U.S. Treasury Inflation Protected Securities Notes—20.7%
U.S. Treasury Note
4.250%	01/15/2010		4,520,000	6,191,592
3.875%	05/15/2018		2,115,000	2,097,983
3.500%	01/15/2011	†	4,640,000	6,236,285
3.375%	01/15/2012		2,600,000	3,473,385
1.875%	07/15/2013	†	15,400,000	19,048,353
1.625%	01/15/2018	†	33,820,000	35,240,888

				72,288,486

TOTAL U.S. TREASURY OBLIGATIONS (Cost $314,071,569)				321,098,521

ASSET BACKED SECURITIES—0.4%
Credit Card—0.3%
BA Credit Card Trust
Series 2008-A5, Class A5
3.671%	12/16/2013	#	1,000,000	1,015,606

Other—0.1%
Small Business Administration Participation Certificates
Series 2008-20D, Class 1
5.370%	04/01/2028		200,000	200,254

TOTAL ASSET BACKED SECURITIES (Cost $1,200,000)				1,215,860

See accompanying notes to financial statements.	127

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.2%
Commercial Banks—0.2%
Bank of Scotland plc (United Kingdom)
2.604%	07/07/2008	a
(Cost $799,653)			$800,000	$799,595

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.3%
Mortgage Backed—0.3%
Countrywide Alternative Loan Trust
Series 2006-OA21, Class A1
2.672%	03/20/2047	#	685,867	482,581
Residential Accredited Loans, Inc.
Series 2007-QO2, Class A1
2.633%	02/25/2047	#	919,549	657,351

TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,185,095)				1,139,932

PURCHASED OPTIONS—0.0%
IRO USD 2 Year Call Swaption, Expires 02/04/2011, Strike 3.50
(Cost $55,000)			5,000,000	23,925

			Shares	Value
CASH EQUIVALENTS—32.9%
Institutional Money Market Funds—32.9%
AIM Short-Term Investments Trust Liquid Assets Portfolio		††	45,030,303	45,030,303
AIM Short-Term Investments Trust Prime Assets Portfolio		††	57,297,410	57,297,410
JPMorgan Prime Money Market Fund, Capital Shares			5,769,914	5,769,914
JPMorgan U.S. Government Money Market Fund, Capital Shares			6,465,345	6,465,345

TOTAL CASH EQUIVALENTS (Cost $114,562,972)				114,562,972

TOTAL INVESTMENTS—133.2% (Cost $457,375,745)				464,286,866
Other Assets Less Liabilities—(33.2%)				(115,642,977)

NET ASSETS—100.0%				$348,643,889

Notes to the Schedule of Investments:

EUR	European Currency Unit
MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of security on loan.
TBA	To be announced.
a	Illiquid Security.
††	Represents reinvestment of collateral received in conjunction with securities lending.

128	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

		Shares	Value
COMMON STOCKS—82.6%
Aerospace & Defense—2.2%
Boeing Co. (The)		34,682	$2,279,301
General Dynamics Corp.		18,179	1,530,672
Goodrich Corp.		5,239	248,643
Honeywell International, Inc.		34,314	1,725,308
L-3 Communications Holdings, Inc.		5,664	514,688
Lockheed Martin Corp.		16,028	1,581,322
Northrop Grumman Corp.		15,444	1,033,204
Precision Castparts Corp.		6,202	597,687
Raytheon Co.		19,546	1,100,049
Rockwell Collins, Inc.		7,612	365,071
United Technologies Corp.		44,656	2,755,275

			13,731,220

Agriculture—0.1%
Lorillard, Inc.	*	7,678	531,010

Air Freight & Logistics—0.8%
CH Robinson Worldwide, Inc.		7,757	425,394
Expeditors International of Washington, Inc.		9,672	415,896
FedEx Corp.		13,970	1,100,696
United Parcel Service, Inc., Class B		47,198	2,901,261

			4,843,247

Airlines—0.1%
Southwest Airlines Co.		35,312	460,468

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	11,044	196,914
Johnson Controls, Inc.		26,529	760,852

			957,766

Automobiles—0.2%
Ford Motor Co.	*†	100,868	485,175
General Motors Corp.	†	24,816	285,384
Harley-Davidson, Inc.	†	12,041	436,607

			1,207,166

Beverages—2.0%
Anheuser-Busch Cos, Inc.		32,884	2,042,754
Brown-Forman Corp., Class B	†	3,664	276,888
Coca-Cola Co. (The)		91,904	4,777,170
Coca-Cola Enterprises, Inc.		13,492	233,411
Constellation Brands, Inc., Class A	*	8,617	171,134
Molson Coors Brewing Co., Class B		5,820	316,201
Pepsi Bottling Group, Inc.		5,916	165,175
PepsiCo, Inc.		72,996	4,641,816

			12,624,549

Biotechnology—1.2%
Amgen, Inc.	*	49,698	2,343,758
Biogen Idec, Inc.	*†	13,123	733,444
Celgene Corp.	*	20,006	1,277,783
Genzyme Corp.	*	11,884	855,886
Gilead Sciences, Inc.	*	42,712	2,261,600

			7,472,471

Building Products—0.1%
Masco Corp.	†	18,434	289,967

Capital Markets—2.3%
American Capital Strategies Ltd.	†	8,976	213,359
Ameriprise Financial, Inc.		10,442	424,676
Bank of New York Mellon Corp.		52,514	1,986,605
Charles Schwab Corp. (The)		43,200	887,328
E*Trade Financial Corp.	*†	18,346	57,606
Federated Investors, Inc., Class B		3,330	114,619
Franklin Resources, Inc.		7,431	681,051
Goldman Sachs Group, Inc. (The)		18,179	3,179,507
Janus Capital Group, Inc.		7,815	206,863
Legg Mason, Inc.		5,766	251,225
Lehman Brothers Holdings, Inc.	†	30,930	612,723
Merrill Lynch & Co., Inc.		44,701	1,417,469
Morgan Stanley		50,822	1,833,150
Northern Trust Corp.		8,606	590,113
State Street Corp.		19,436	1,243,710
T Rowe Price Group, Inc.	†	11,620	656,181

			14,356,185

Chemicals—1.7%
Air Products & Chemicals, Inc.		9,858	974,562
Ashland, Inc.		3,106	149,709
Dow Chemical Co. (The)		42,576	1,486,328
E.I. Du Pont de Nemours & Co.		41,425	1,776,718
Eastman Chemical Co.		3,534	243,351
Ecolab, Inc.		8,001	343,963
Hercules, Inc.		4,386	74,255
International Flavors & Fragrances, Inc.		3,888	151,865
Monsanto Co.		25,198	3,186,035
PPG Industries, Inc.		7,259	416,449
Praxair, Inc.		14,140	1,332,554
Rohm & Haas Co.		6,344	294,615
Sigma-Aldrich Corp.		5,903	317,936

			10,748,340

Commercial Banks—1.8%
BB&T Corp.	†	24,341	554,245
Comerica, Inc.		7,218	184,997
Fifth Third Bancorp	†	24,353	247,914
First Horizon National Corp.	†	5,539	41,155
Huntington Bancshares, Inc.	†	15,606	90,047
Keycorp		17,811	195,565
M&T Bank Corp.	†	3,525	248,653
Marshall & Ilsley Corp.	†	11,451	175,544
National City Corp.	†	28,078	133,932
PNC Financial Services Group, Inc.		15,480	883,908
Regions Financial Corp.		32,130	350,538
SunTrust Banks, Inc.		16,396	593,863
US Bancorp		79,260	2,210,561
Wachovia Corp.		97,843	1,519,502
Wells Fargo & Co.		151,795	3,605,131
Zions Bancorporation	†	4,920	154,931

			11,190,486

Commercial Services & Supplies—0.4%
Allied Waste Industries, Inc.	*	15,505	195,673
Avery Dennison Corp.	†	4,917	216,004
Cintas Corp.		6,084	161,287
Equifax, Inc.	†	6,441	216,546
Monster Worldwide, Inc.	*†	5,522	113,808

See accompanying notes to financial statements.	129

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pitney Bowes, Inc.		10,038	$342,296
Robert Half International, Inc.	†	7,514	180,111
RR Donnelley & Sons Co.		9,448	280,511
Waste Management, Inc.		22,778	858,958

			2,565,194

Communications Equipment—2.1%
Ciena Corp.	*	3,922	90,873
Cisco Systems, Inc.	*	272,562	6,339,792
Corning, Inc.		70,940	1,635,167
JDS Uniphase Corp.	*†	9,473	107,613
Juniper Networks, Inc.	*	23,865	529,326
Motorola, Inc.		105,079	771,280
Qualcomm, Inc.		74,503	3,305,698
Tellabs, Inc.	*	19,893	92,502

			12,872,251

Computers & Peripherals—3.9%
Apple, Inc.	*	40,663	6,808,613
Dell, Inc.	*	93,911	2,054,773
EMC Corp.	*	95,328	1,400,368
Hewlett-Packard Co.		113,362	5,011,734
International Business Machines Corp.		63,656	7,545,145
Lexmark International, Inc., Class A	*	4,793	160,230
NetApp, Inc.	*	16,442	356,134
QLogic Corp.	*	7,961	116,151
SanDisk Corp.	*	9,800	183,260
Sun Microsystems, Inc.	*	39,043	424,788
Teradata Corp.	*	8,056	186,416

			24,247,612

Construction & Engineering—0.2%
Fluor Corp.		3,836	713,803
Jacobs Engineering Group, Inc.	*	5,446	439,492

			1,153,295

Construction Materials—0.0%
Vulcan Materials Co.	†	4,399	262,972

Consumer Finance—0.5%
American Express Co.		53,191	2,003,705
Capital One Financial Corp.	†	17,161	652,290
Discover Financial Services	†	22,045	290,333
SLM Corp.	*	21,467	415,386

			3,361,714

Containers & Packaging—0.1%
Ball Corp.		4,556	217,503
Bemis Co., Inc.		5,148	115,418
Pactiv Corp.	*	6,199	131,605
Sealed Air Corp.		7,079	134,572

			599,098

Distributors—0.1%
Genuine Parts Co.	†	7,626	302,600

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	6,172	273,173
H&R Block, Inc.	†	14,400	308,160

			581,333

Diversified Financial Services—2.8%
Bank of America Corp.		204,386	$4,878,694
CIT Group, Inc.		8,779	59,785
Citigroup, Inc.		250,898	4,205,050
CME Group, Inc.		2,453	939,965
IntercontinentalExchange, Inc.	*	3,149	358,986
JPMorgan Chase & Co.		157,405	5,400,566
Leucadia National Corp.	†	7,783	365,334
Moody’s Corp.	†	9,463	325,906
NYSE Euronext		11,987	607,261

			17,141,547

Diversified Telecommunication Services—2.4%
AT&T, Inc.		273,467	9,213,103
CenturyTel, Inc.		5,012	178,377
Citizens Communications Co.	†	14,413	163,443
Embarq Corp.		6,503	307,397
Qwest Communications International, Inc.	†	71,276	280,115
Verizon Communications, Inc.		131,219	4,645,153
Windstream Corp.		19,512	240,778

			15,028,366

Electric Utilities—1.9%
Allegheny Energy, Inc.		7,132	357,384
American Electric Power Co., Inc.		17,957	722,410
Duke Energy Corp.		55,876	971,125
Edison International	†	14,281	733,758
Entergy Corp.		9,154	1,102,874
Exelon Corp.		30,358	2,731,006
FirstEnergy Corp.		14,589	1,201,112
FPL Group, Inc.		18,300	1,200,114
Pepco Holdings, Inc.		8,794	225,566
Pinnacle West Capital Corp.		4,372	134,526
PPL Corp.		17,328	905,735
Progress Energy, Inc.		11,761	491,963
Southern Co.		35,164	1,227,927

			12,005,500

Electrical Equipment—0.4%
Cooper Industries Ltd., Class A		8,037	317,461
Emerson Electric Co.		36,190	1,789,596
Rockwell Automation, Inc.		7,187	314,288

			2,421,345

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc.	*	16,831	598,174
Jabil Circuit, Inc.		8,930	146,541
Molex, Inc.		6,227	152,001
Tyco Electronics Ltd. (Bermuda)		22,179	794,452

			1,691,168

Energy Equipment & Services—3.0%
Baker Hughes, Inc.		14,690	1,283,025
BJ Services Co.		14,353	458,435
Cameron International Corp.	*	10,006	553,832
ENSCO International, Inc.		6,778	547,256
Halliburton Co.		40,472	2,147,849
Nabors Industries Ltd. (Bermuda)	*†	14,031	690,746
National Oilwell Varco, Inc.	*	19,107	1,695,173
Noble Corp.		11,980	778,221
Rowan Cos, Inc.	†	4,817	225,195
Schlumberger Ltd.		55,074	5,916,600
Smith International, Inc.		8,885	738,699

130	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Transocean, Inc.		14,611	$2,226,570
Weatherford International Ltd.	*	30,672	1,521,024

			18,782,625

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		20,192	1,416,267
CVS Caremark Corp.		65,842	2,605,368
Kroger Co. (The)		31,965	922,830
Safeway, Inc.		19,776	564,605
Supervalu, Inc.		8,705	268,897
Sysco Corp.		27,245	749,510
Walgreen Co.		45,220	1,470,102
Wal-Mart Stores, Inc.		107,350	6,033,070
Whole Foods Market, Inc.	†	6,058	143,514

			14,174,163

Food Products—1.3%
Archer-Daniels-Midland Co.	†	28,680	967,950
Campbell Soup Co.		9,478	317,134
ConAgra Foods, Inc.		22,835	440,259
Dean Foods Co.	*	5,320	104,378
General Mills, Inc.		15,679	952,813
Hershey Co. (The)	†	7,857	257,552
HJ Heinz Co.		14,736	705,118
Kellogg Co.		11,725	563,034
Kraft Foods, Inc., Class A		70,506	2,005,896
McCormick & Co., Inc.	†	5,813	207,292
Sara Lee Corp.		33,530	410,742
Tyson Foods, Inc., Class A		11,069	165,371
WM Wrigley Jr Co.		9,736	757,266

			7,854,805

Gas Utilities—0.1%
Nicor, Inc.	†	1,963	83,604
Questar Corp.		7,316	519,729

			603,333

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.		29,138	1,863,084
Becton Dickinson & Co.		10,910	886,983
Boston Scientific Corp.	*	59,259	728,293
Covidien Ltd.		22,179	1,062,152
CR Bard, Inc.		4,555	400,612
Hospira, Inc.	*	7,127	285,864
Intuitive Surgical, Inc.	*†	1,581	425,922
Medtronic, Inc.		52,035	2,692,811
St Jude Medical, Inc.	*	16,184	661,602
Stryker Corp.		11,672	733,935
Varian Medical Systems, Inc.	*†	5,760	298,656
Zimmer Holdings, Inc.	*	10,939	744,399

			10,784,313

Health Care Providers & Services—1.5%
Aetna, Inc.		22,835	925,503
AmerisourceBergen Corp.		7,477	299,005
Cardinal Health, Inc.		16,840	868,607
Cigna Corp.		13,368	473,094
Coventry Health Care, Inc.	*	6,999	212,910
Express Scripts, Inc.	*	12,052	755,901
Humana, Inc.	*	7,657	304,519
Laboratory Corp of America Holdings	*†	5,554	386,725
McKesson Corp.		13,531	756,518
Medco Health Solutions, Inc.	*	23,597	1,113,778
Patterson Cos, Inc.	*†	6,066	178,280
Quest Diagnostics, Inc.		7,162	347,142
Tenet Healthcare Corp.	*	23,062	128,225
UnitedHealth Group, Inc.		57,542	1,510,477
WellPoint, Inc.	*	25,359	1,208,610

			9,469,294

Health Care Technology—0.0%
IMS Health, Inc.		8,795	204,924

Hotels, Restaurants & Leisure—1.1%
Carnival Corp.	†	19,796	652,476
Darden Restaurants, Inc.	†	6,534	208,696
International Game Technology		14,815	370,079
Marriott International, Inc., Class A		15,100	396,224
McDonald’s Corp.		52,956	2,977,186
Starbucks Corp.	*	33,638	529,462
Starwood Hotels & Resorts Worldwide, Inc.		9,466	379,303
Wendy’s International, Inc.		5,142	139,965
Wyndham Worldwide Corp.		8,923	159,811
Yum! Brands, Inc.		21,865	767,243

			6,580,445

Household Durables—0.3%
Black & Decker Corp.		3,454	198,640
Centex Corp.		5,370	71,797
DR Horton, Inc.	†	11,960	129,766
Fortune Brands, Inc.		6,876	429,131
Harman International Industries, Inc.	†	2,854	118,127
KB Home	†	3,394	57,460
Leggett & Platt, Inc.	†	8,064	135,233
Lennar Corp., Class A	†	5,972	73,695
Newell Rubbermaid, Inc.		11,995	201,396
Pulte Homes, Inc.	†	9,419	90,705
Snap-On, Inc.	†	2,539	132,053
Stanley Works (The)		3,363	150,763
Whirlpool Corp.	†	3,383	208,833

			1,997,599

Household Products—1.9%
Clorox Co.		6,602	344,624
Colgate-Palmolive Co.		23,114	1,597,177
Kimberly-Clark Corp.		19,597	1,171,509
Procter & Gamble Co.		140,533	8,545,812

			11,659,122

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	28,796	553,171
Constellation Energy Group, Inc.		7,847	644,239
Dynegy, Inc., Class A	*	20,516	175,412

			1,372,822

Industrial Conglomerates—2.6%
3M Co.		32,718	2,276,846
General Electric Co.		459,171	12,255,274
Textron, Inc.		11,678	559,726
Tyco International Ltd. (Bermuda)		22,179	888,047

			15,979,893

Insurance—3.0%
ACE Ltd. (Bermuda)		15,178	836,156
Aflac, Inc.		21,905	1,375,634
Allstate Corp. (The)		25,785	1,175,538

See accompanying notes to financial statements.	131

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.		123,701	$3,273,129
AON Corp.		14,251	654,691
Assurant, Inc.		4,469	294,775
Chubb Corp.		17,035	834,885
Cincinnati Financial Corp.		7,627	193,726
Genworth Financial, Inc., Class A		19,514	347,544
Hartford Financial Services Group, Inc.		14,401	929,873
Lincoln National Corp.		12,544	568,494
Loews Corp.		17,749	832,428
Marsh & McLennan Cos, Inc.		24,984	663,325
MBIA, Inc.	†	9,669	42,447
MetLife, Inc.		32,629	1,721,832
Principal Financial Group, Inc.		12,337	517,784
Progressive Corp. (The)		31,212	584,289
Prudential Financial, Inc.		20,520	1,225,865
Safeco Corp.		4,129	277,304
Torchmark Corp.		4,583	268,793
Travelers Cos, Inc. (The)		28,541	1,238,679
Unum Group		15,895	325,053
XL Capital Ltd., Class A (Bermuda)		8,095	166,433

			18,348,677

Internet & Catalog Retail—0.2%
Amazon.com, Inc.	*	14,009	1,027,280
Expedia, Inc.	*	9,280	170,566
IAC/InterActiveCorp	*	9,631	185,686

			1,383,532

Internet Software & Services—1.4%
Akamai Technologies, Inc.	*†	7,142	248,470
eBay, Inc.	*	51,735	1,413,918
Google, Inc., Class A	*	10,663	5,613,216
VeriSign, Inc.	*	9,201	347,798
Yahoo! Inc.	*	63,405	1,309,947

			8,933,349

IT Services—0.8%
Affiliated Computer Services, Inc., Class A	*	5,278	282,320
Automatic Data Processing, Inc.		24,523	1,027,514
Cognizant Technology Solutions Corp., Class A	*	12,318	400,458
Computer Sciences Corp.	*	7,162	335,468
Convergys Corp.	*	6,879	102,222
Electronic Data Systems Corp.		22,586	556,519
Fidelity National Information Services, Inc.		7,010	258,739
Fiserv, Inc.	*	8,200	372,034
Paychex, Inc.		15,453	483,370
Total System Services, Inc.		9,144	203,180
Unisys Corp.	*	13,879	54,822
Western Union Co. (The)		33,663	832,149

			4,908,795

Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	12,583	181,573
Hasbro, Inc.		7,426	265,257
Mattel, Inc.		17,004	291,108

			737,938

Life Sciences Tools & Services—0.3%
Applera Corp.—Applied Biosystems Group		8,032	268,911
Millipore Corp.	*	2,215	150,310
PerkinElmer, Inc.		5,757	160,333
Thermo Fisher Scientific, Inc.	*	19,378	1,079,936
Waters Corp.	*	4,564	294,378

			1,953,868

Machinery—1.6%
Caterpillar, Inc.		28,473	2,101,877
Cummins, Inc.		9,100	596,232
Danaher Corp.	†	11,709	905,106
Deere & Co.		20,412	1,472,317
Dover Corp.		8,920	431,460
Eaton Corp.		7,269	617,647
Illinois Tool Works, Inc.		18,598	883,591
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		15,161	567,476
ITT Corp.		8,141	515,569
Manitowoc Co., Inc. (The)	†	5,703	185,519
PACCAR, Inc.		16,759	701,029
Pall Corp.		5,917	234,787
Parker Hannifin Corp.		7,971	568,492
Terex Corp.	*	4,319	221,867

			10,002,969

Media—2.4%
CBS Corp., Class B		31,677	617,385
Clear Channel Communications, Inc.		22,852	804,390
Comcast Corp., Class A		136,609	2,591,473
DIRECTV Group, Inc. (The)	*	32,728	847,982
E.W. Scripps Co., Class A	†	3,760	156,190
Gannett Co., Inc.	†	10,491	227,340
Interpublic Group of Cos, Inc. (The)	*	18,883	162,394
McGraw-Hill Cos, Inc. (The)		14,843	595,501
Meredith Corp.	†	1,895	53,610
New York Times Co. (The), Class A	†	6,241	96,049
News Corp., Class A		105,672	1,589,307
Omnicom Group, Inc.		14,742	661,621
Time Warner, Inc.		164,450	2,433,860
Viacom, Inc., Class B	*	29,470	900,014
Walt Disney Co. (The)		87,980	2,744,976
Washington Post Co. (The), Class B		265	155,528

			14,637,620

Metals & Mining—1.1%
AK Steel Holding Corp.		4,338	299,322
Alcoa, Inc.		38,642	1,376,428
Allegheny Technologies, Inc.		4,545	269,428
Freeport-McMoRan Copper & Gold, Inc.		17,225	2,018,598
Newmont Mining Corp.		20,249	1,056,188
Nucor Corp.		13,611	1,016,333
Titanium Metals Corp.	†	3,978	55,652
United States Steel Corp.		5,195	959,932

			7,051,881

Multiline Retail—0.6%
Big Lots, Inc.	*†	4,622	144,391
Dillard’s, Inc., Class A	†	2,579	29,839
Family Dollar Stores, Inc.		7,400	147,556
JC Penney Co., Inc.		10,233	371,356

132	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kohl’s Corp.	*†	15,275	$611,611
Macy’s, Inc.		21,019	408,189
Nordstrom, Inc.	†	9,341	283,032
Sears Holdings Corp.	*†	3,576	263,408
Target Corp.		36,140	1,680,149

			3,939,531

Multi-Utilities—1.0%
Ameren Corp.		9,010	380,492
Centerpoint Energy, Inc.		13,537	217,269
CMS Energy Corp.	†	9,922	147,838
Consolidated Edison, Inc.	†	12,180	476,116
Dominion Resources, Inc.		26,866	1,275,866
DTE Energy Co.		7,766	329,589
Integrys Energy Group, Inc.	†	3,300	167,739
NiSource, Inc.	†	11,857	212,478
PG&E Corp.		15,829	628,253
Public Service Enterprise Group, Inc.		22,832	1,048,674
Sempra Energy	†	11,832	667,917
TECO Energy, Inc.	†	9,094	195,430
Xcel Energy, Inc.		17,719	355,620

			6,103,281

Office Electronics—0.1%
Xerox Corp.	†	42,793	580,273

Oil, Gas & Consumable Fuels—10.3%
Anadarko Petroleum Corp.		20,897	1,563,931
Apache Corp.		15,312	2,128,368
Cabot Oil & Gas Corp.		4,497	304,582
Chesapeake Energy Corp.		22,135	1,460,025
Chevron Corp.		95,192	9,436,383
ConocoPhillips		71,189	6,719,530
Consol Energy, Inc.	†	8,392	943,009
Devon Energy Corp.		20,434	2,455,349
El Paso Corp.		31,393	682,484
EOG Resources, Inc.		11,033	1,447,530
Exxon Mobil Corp.		243,210	21,434,097
Hess Corp.		12,826	1,618,513
Marathon Oil Corp.		32,489	1,685,204
Massey Energy Co.		3,705	347,344
Murphy Oil Corp.		8,420	825,581
Noble Energy, Inc.		7,770	781,351
Occidental Petroleum Corp.		37,958	3,410,906
Peabody Energy Corp.		12,462	1,097,279
Range Resources Corp.		6,784	444,623
Southwestern Energy Co.	*	14,444	687,679
Spectra Energy Corp.		27,942	803,053
Sunoco, Inc.		5,960	242,512
Tesoro Corp.	†	6,213	122,831
Valero Energy Corp.		25,471	1,048,896
Williams Cos, Inc.		27,086	1,091,837
XTO Energy, Inc.		23,466	1,607,656

			64,390,553

Paper & Forest Products—0.2%
International Paper Co.		19,914	463,996
MeadWestvaco Corp.		7,851	187,168
Weyerhaeuser Co.		9,586	490,228

			1,141,392

Personal Products—0.2%
Avon Products, Inc.		19,873	715,825
Estee Lauder Cos, Inc. (The), Class A		5,057	234,898

			950,723

Pharmaceuticals—5.0%
Abbott Laboratories		70,624	3,740,953
Allergan, Inc.		13,872	722,038
Barr Pharmaceuticals, Inc.	*	4,637	209,036
Bristol-Myers Squibb Co.		90,646	1,860,962
Eli Lilly & Co.		45,485	2,099,588
Forest Laboratories, Inc.	*	14,323	497,581
Johnson & Johnson		129,700	8,344,898
King Pharmaceuticals, Inc.	*	10,183	106,616
Merck & Co., Inc.		99,567	3,752,680
Mylan, Inc.	*†	11,139	134,448
Pfizer, Inc.		310,891	5,431,266
Schering-Plough Corp.		73,261	1,442,509
Watson Pharmaceuticals, Inc.	*	4,259	115,717
Wyeth		61,524	2,950,691

			31,408,983

Real Estate Investment Trusts (REIT)—1.0%
Apartment Investment & Management Co., Class A REIT		4,055	138,113
AvalonBay Communities, Inc. REIT	†	3,501	312,149
Boston Properties, Inc. REIT		5,498	496,030
Developers Diversified Realty Corp. REIT	†	5,585	193,855
Equity Residential REIT	†	12,749	487,904
General Growth Properties, Inc. REIT	†	12,267	429,713
HCP, Inc. REIT		9,997	318,005
Host Hotels & Resorts, Inc. REIT		23,370	319,001
Kimco Realty Corp. REIT		11,062	381,860
Plum Creek Timber Co., Inc. REIT	†	8,165	348,727
Prologis REIT		11,448	622,199
Public Storage REIT		5,464	441,437
Simon Property Group, Inc. REIT	†	10,262	922,451
Vornado Realty Trust REIT	†	5,908	519,904

			5,931,348

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	7,914	151,949

Road & Rail—0.9%
Burlington Northern Santa Fe Corp.		13,610	1,359,503
CSX Corp.		19,296	1,211,982
Norfolk Southern Corp.		17,305	1,084,504
Ryder System, Inc.	†	2,780	191,486
Union Pacific Corp.		23,944	1,807,772

			5,655,247

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc.	*†	22,772	132,761
Altera Corp.		15,819	327,453
Analog Devices, Inc.		14,644	465,240
Applied Materials, Inc.		62,930	1,201,334
Broadcom Corp., Class A	*	20,382	556,225
Intel Corp.		264,579	5,683,157

See accompanying notes to financial statements.	133

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

			Shares	Value
COMMON STOCKS—(Continued)
KLA-Tencor Corp.		†	8,766	$356,864
Linear Technology Corp.		†	10,609	345,535
LSI Corp.		*†	34,716	213,156
MEMC Electronic Materials, Inc.		*	10,061	619,154
Microchip Technology, Inc.		†	9,379	286,434
Micron Technology, Inc.		*	31,818	190,908
National Semiconductor Corp.			11,625	238,777
Novellus Systems, Inc.		*†	5,537	117,329
Nvidia Corp.		*	24,486	458,378
Teradyne, Inc.		*	8,399	92,977
Texas Instruments, Inc.			60,988	1,717,422
Xilinx, Inc.		†	13,211	333,578

				13,336,682

Software—2.9%
Adobe Systems, Inc.		*	24,455	963,283
Autodesk, Inc.		*†	10,178	344,118
BMC Software, Inc.		*	9,424	339,264
CA, Inc.			18,395	424,741
Citrix Systems, Inc.		*	7,947	233,721
Compuware Corp.		*	17,089	163,029
Electronic Arts, Inc.		*	13,954	619,976
Intuit, Inc.		*	15,593	429,899
Microsoft Corp.			368,418	10,135,179
Novell, Inc.		*	17,011	100,195
Oracle Corp.		*	181,871	3,819,291
Symantec Corp.		*	38,921	753,121

				18,325,817

Specialty Retail—1.3%
Abercrombie & Fitch Co., Class A			3,919	245,643
AutoNation, Inc.		*†	6,006	60,180
Autozone, Inc.		*	1,977	239,237
Bed Bath & Beyond, Inc.		*†	12,305	345,770
Best Buy Co., Inc.			17,296	684,922
GameStop Corp., Class A		*	7,231	292,132
Gap, Inc. (The)			20,911	348,586
Home Depot, Inc.			77,768	1,821,327
Lowe’s Cos, Inc.			68,926	1,430,214
Ltd. Brands, Inc.			15,296	257,738
Office Depot, Inc.		*	13,041	142,669
RadioShack Corp.			5,381	66,025
Sherwin-Williams Co. (The)		†	4,841	222,347
Staples, Inc.			32,067	761,591
Tiffany & Co.			6,286	256,154
TJX Cos, Inc.			20,299	638,810

				7,813,345

Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.		*	16,947	489,429
Jones Apparel Group, Inc.		†	5,028	69,135
Liz Claiborne, Inc.		†	4,454	63,024
Nike, Inc., Class B			17,249	1,028,213
Polo Ralph Lauren Corp.		†	2,737	171,829
VF Corp.			3,825	272,264

				2,093,894

Thrifts & Mortgage Finance—0.4%
Countrywide Financial Corp.		†	27,686	117,665
Federal National Mortgage Association			48,716	950,449
Freddie Mac			30,144	494,362
Hudson City Bancorp, Inc.			23,850	397,818
MGIC Investment Corp.		†	3,862	23,597
Sovereign Bancorp, Inc.		†	16,575	121,992
Washington Mutual, Inc.		†	48,653	239,859

				2,345,742

Tobacco—1.2%
Altria Group, Inc.			95,920	1,972,115
Philip Morris International, Inc.			96,946	4,788,163
Reynolds American, Inc.		†	7,455	347,925
UST, Inc.		†	7,153	390,625

				7,498,828

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.		†	3,422	279,920

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A		*	18,693	789,779
Sprint Nextel Corp.			130,646	1,241,137

				2,030,916

TOTAL COMMON STOCKS (Cost $455,729,907)				514,047,261

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—4.9%
U.S. Government Agency Obligations—4.9%
Fannie Mae
2.232%	09/03/2008		$2,000,000	1,991,768
Federal Home Loan Bank
2.374%	09/12/2008		28,500,000	28,366,221

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,355,718)				30,357,989

U.S. TREASURY OBLIGATIONS—1.0%
U.S. Treasury Bill—1.0%
U.S. Treasury Bill
1.950%	09/18/2008	‡‡
(Cost $6,412,584)			6,440,000	6,414,800

COMMERCIAL PAPER—11.2%
Diversified Financial Services—11.2%
Bank of Scotland Treasury Services PLC (United Kingdom)
2.810%	09/15/2008	a	20,000,000	19,881,200
CBA Finance, Inc. (Delaware)
2.719%	09/15/2008	a	10,000,000	9,941,300
Santander Central Hispano Finance, Inc.
2.683%	09/17/2008	a	15,000,000	14,908,200
Societe Generale North America, Inc.
2.861%	09/12/2008	a	20,000,000	19,887,800
UBS Finance Delaware LLC
2.871%	09/15/2008	a	5,000,000	4,970,650

TOTAL COMMERCIAL PAPER (Cost $69,593,357)				69,589,150

134	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Asset Allocation Fund

		Shares	Value
RIGHTS—0.0%
Computers & Peripherals—0.0%
Seagate Technology, Inc.	*d
(Cost $—)		10,600	$—

CASH EQUIVALENTS—4.8%
Institutional Money Market Funds—4.8%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	5,835,629	5,835,629
AIM Short-Term Investments Trust Prime Assets Portfolio	††	21,263,429	21,263,429
JPMorgan Prime Money Market Fund, Capital Shares		2,994,302	2,994,302

TOTAL CASH EQUIVALENTS (Cost $30,093,360)			30,093,360

TOTAL INVESTMENTS—104.5% (Cost $592,184,926)			650,502,560
Other assets less liabilities—(4.5%)			(28,043,499)

NET ASSETS—100.0%			$622,459,061

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of security on loan.
‡‡	Security has been pledged as collateral for futures contracts.
a	Illiquid Security.
d	Security has no market value at 06/30/2008.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	135

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Equity Income Fund

		Shares	Value
COMMON STOCKS—95.6%
Aerospace & Defense—1.6%
Honeywell International, Inc.		345,000	$17,346,600
L-3 Communications Holdings, Inc.		84,000	7,633,080

			24,979,680

Air Freight & Logistics—1.8%
FedEx Corp.		320,000	25,212,800
United Parcel Service, Inc., Class B		36,000	2,212,920

			27,425,720

Airlines—0.1%
Southwest Airlines Co.		138,700	1,808,648

Automobiles—0.9%
Ford Motor Co.	*†	200,000	962,000
General Motors Corp.	†	804,000	9,246,000
Harley-Davidson, Inc.	†	79,600	2,886,296

			13,094,296

Beverages—0.4%
Anheuser-Busch Cos, Inc.		88,800	5,516,256

Biotechnology—0.3%
Amgen, Inc.	*	103,900	4,899,924

Building Products—0.3%
Masco Corp.		180,500	2,839,265
USG Corp.	*†	73,000	2,158,610

			4,997,875

Capital Markets—2.1%
Bank of New York Mellon Corp.		158,400	5,992,272
Legg Mason, Inc.		73,600	3,206,752
Merrill Lynch & Co., Inc.		140,900	4,467,939
Morgan Stanley		37,000	1,334,590
UBS AG (Switzerland)	*	809,205	16,718,175

			31,719,728

Chemicals—1.2%
E.I. Du Pont de Nemours & Co.		353,846	15,176,455
International Flavors & Fragrances, Inc.		97,200	3,796,632

			18,973,087

Commercial Banks—2.1%
Allied Irish Banks plc ADR (Ireland)		78,200	2,407,778
Fifth Third Bancorp	†	183,800	1,871,084
Keycorp		167,500	1,839,150
National City Corp.	†	204,000	973,080
Royal Bank of Scotland Group plc (United Kingdom)		134,000	570,460
SunTrust Banks, Inc.		122,100	4,422,462
US Bancorp		206,100	5,748,129
Wachovia Corp.	†	175,804	2,730,236
Wells Fargo & Co.		478,500	11,364,375

			31,926,754

Commercial Services & Supplies—0.8%
Avery Dennison Corp.	†	103,000	4,524,790
Pitney Bowes, Inc.		143,900	4,906,990
Waste Management, Inc.		73,200	2,760,372

			12,192,152

Communications Equipment—0.7%
Alcatel-Lucent ADR (France)	*†	366,400	2,213,056
Motorola, Inc.		238,700	1,752,058
Nokia OYJ ADR (Finland)		289,100	7,082,950

			11,048,064

Computers & Peripherals—5.2%
Dell, Inc.	*	2,356,200	51,553,656
International Business Machines Corp.		84,400	10,003,932
Sun Microsystems, Inc.	*	1,670,000	18,169,600

			79,727,188

Construction Materials—1.9%
Cemex SAB de CV ADR (Mexico)	*†	1,014,617	25,061,047
Vulcan Materials Co.	†	55,000	3,287,900

			28,348,947

Consumer Finance—2.2%
American Express Co.		343,500	12,939,645
Capital One Financial Corp.		208,900	7,940,289
SLM Corp.	*	667,100	12,908,385

			33,788,319

Distributors—0.2%
Genuine Parts Co.		70,552	2,799,503

Diversified Consumer Services—0.3%
H&R Block, Inc.		183,800	3,933,320

Diversified Financial Services—1.9%
Bank of America Corp.		462,692	11,044,458
Citigroup, Inc.		439,369	7,363,824
JPMorgan Chase & Co.		316,800	10,869,408

			29,277,690

Diversified Telecommunication Services—4.4%
AT&T, Inc.		660,642	22,257,029
Level 3 Communications, Inc.	*†	7,327,000	21,614,650
Qwest Communications International, Inc.	†	600,000	2,358,000
Verizon Communications, Inc.		579,141	20,501,591

			66,731,270

Electric Utilities—2.4%
Duke Energy Corp.		596,124	10,360,635
Entergy Corp.		143,100	17,240,688
FirstEnergy Corp.		46,400	3,820,112
Pinnacle West Capital Corp.		61,400	1,889,278
Progress Energy, Inc.		80,800	3,379,864

			36,690,577

Electrical Equipment—0.9%
Cooper Industries Ltd., Class A		65,300	2,579,350
Emerson Electric Co.		219,000	10,829,550

			13,408,900

136	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Energy Equipment & Services—0.4%
BJ Services Co.		98,900	$3,158,866
Schlumberger Ltd.		28,200	3,029,526

			6,188,392

Food & Staples Retailing—0.1%
Whole Foods Market, Inc.	†	36,600	867,054

Food Products—1.9%
Campbell Soup Co.		51,112	1,710,208
General Mills, Inc.		85,222	5,178,941
Hershey Co. (The)	†	188,400	6,175,752
HJ Heinz Co.		102,000	4,880,700
Kraft Foods, Inc., Class A		360,224	10,248,372
McCormick & Co., Inc.	†	52,900	1,886,414

			30,080,387

Health Care Equipment & Supplies—0.7%
Baxter International, Inc.		168,800	10,793,072

Health Care Providers & Services—1.3%
UnitedHealth Group, Inc.		344,700	9,048,375
WellPoint, Inc.	*	242,300	11,548,018

			20,596,393

Hotels, Restaurants & Leisure—2.5%
Carnival Corp.	†	291,200	9,597,952
MGM Mirage	*	97,600	3,307,664
Yum! Brands, Inc.		751,000	26,352,590

			39,258,206

Household Durables—1.8%
Black & Decker Corp.	†	25,200	1,449,252
DR Horton, Inc.	†	157,500	1,708,875
Fortune Brands, Inc.		62,900	3,925,589
Harman International Industries, Inc.		36,800	1,523,152
Newell Rubbermaid, Inc.		185,000	3,106,150
Stanley Works (The)		278,500	12,485,155
Whirlpool Corp.	†	49,000	3,024,770

			27,222,943

Household Products—0.6%
Colgate-Palmolive Co.		30,300	2,093,730
Kimberly-Clark Corp.		48,459	2,896,879
Procter & Gamble Co.		64,700	3,934,407

			8,925,016

Industrial Conglomerates—3.6%
3M Co.		228,900	15,929,151
General Electric Co.		550,000	14,679,500
Koninklijke Philips Electronics NV (Netherlands)		660,000	22,308,000

			52,916,651

Insurance—6.7%
Allstate Corp. (The)		123,900	5,648,601
American International Group, Inc.		551,814	14,600,998
AON Corp.		582,000	26,737,081
Chubb Corp.		37,100	1,818,271
Fairfax Financial Holdings Ltd. (Canada)	†	100,000	25,390,001
Genworth Financial, Inc., Class A		66,000	1,175,460
Hartford Financial Services Group, Inc.		101,300	6,540,941
Lincoln National Corp.		94,390	4,277,755
Marsh & McLennan Cos, Inc.		280,800	7,455,240
Progressive Corp. (The)		131,700	2,465,424
Travelers Cos, Inc. (The)		125,406	5,442,620

			101,552,392

Internet & Catalog Retail—1.8%
Liberty Media Corp.—Interactive, Class A	*†	1,835,500	27,091,980

Internet Software & Services—2.2%
eBay, Inc.	*	1,081,400	29,554,662
Yahoo! Inc.	*	171,700	3,547,322

			33,101,984

IT Services—0.2%
Automatic Data Processing, Inc.		12,200	511,180
Computer Sciences Corp.	*	67,100	3,142,964

			3,654,144

Leisure Equipment & Products—0.3%
Eastman Kodak Co.	†	158,041	2,280,532
Mattel, Inc.		152,900	2,617,648

			4,898,180

Machinery—1.2%
Illinois Tool Works, Inc.		381,400	18,120,314

Media—7.4%
Cablevision Systems Corp., Class A	*	86,600	1,957,160
CBS Corp., Class B		151,100	2,944,939
Comcast Corp., Class A		67,100	1,272,887
DIRECTV Group, Inc. (The)	*	840,000	21,764,400
Gannett Co., Inc.	†	153,300	3,322,011
Liberty Media Corp.—Entertainment, Series A	*	1,475,200	35,744,095
McGraw-Hill Cos, Inc. (The)		138,500	5,556,620
New York Times Co. (The), Class A	†	181,900	2,799,441
Time Warner, Inc.		381,000	5,638,800
Walt Disney Co. (The)		1,063,300	33,174,960

			114,175,313

Metals & Mining—0.1%
Alcoa, Inc.		55,700	1,984,034

Multiline Retail—0.4%
JC Penney Co., Inc.	†	135,300	4,910,037
Macy’s, Inc.		42,800	831,176

			5,741,213

Multi-Utilities—1.4%
Dominion Resources, Inc.		222,100	10,547,529
NiSource, Inc.	†	250,300	4,485,376
PG&E Corp.		55,300	2,194,857
TECO Energy, Inc.	†	56,900	1,222,781
Xcel Energy, Inc.		154,500	3,100,815

			21,551,358

Oil, Gas & Consumable Fuels—14.2%
Anadarko Petroleum Corp.		55,000	4,116,200
BP plc ADR (United Kingdom)	†	66,998	4,661,051
Chesapeake Energy Corp.		715,000	47,161,399
Chevron Corp.		140,758	13,953,341

See accompanying notes to financial statements.	137

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Equity Income Fund

			Shares	Value
COMMON STOCKS—(Continued)
ConocoPhillips			218,300	$20,605,337
Exxon Mobil Corp.			148,660	13,101,406
Marathon Oil Corp.			291,400	15,114,918
Murphy Oil Corp.			40,000	3,922,000
Occidental Petroleum Corp.			272,400	24,477,864
Pioneer Natural Resources Co.			527,000	41,253,560
Royal Dutch Shell plc, Class A ADR (Netherlands)			123,581	10,097,804
Spectra Energy Corp.			525,312	15,097,467
Sunoco, Inc.			74,000	3,011,060

				216,573,407

Paper & Forest Products—0.6%
International Paper Co.			252,100	5,873,930
MeadWestvaco Corp.			111,000	2,646,240

				8,520,170

Pharmaceuticals—5.3%
Abbott Laboratories			60,600	3,209,982
Bristol-Myers Squibb Co.			694,800	14,264,244
Eli Lilly & Co.			145,600	6,720,896
Johnson & Johnson			264,400	17,011,496
Merck & Co., Inc.			129,700	4,888,393
Pfizer, Inc.			917,000	16,019,990
Schering-Plough Corp.			195,500	3,849,395
Wyeth			293,800	14,090,648

				80,055,044

Road & Rail—0.9%
Burlington Northern Santa Fe Corp.			145,000	14,484,050

Semiconductors & Semiconductor Equipment—1.4%
Analog Devices, Inc.			123,600	3,926,772
Applied Materials, Inc.			725,000	13,840,250
Intel Corp.			123,600	2,654,928
Texas Instruments, Inc.			25,000	704,000

				21,125,950

Software—2.6%
Microsoft Corp.			252,000	6,932,520
Symantec Corp.		*	1,680,000	32,508,000

				39,440,520

Specialty Retail—1.2%
Bed Bath & Beyond, Inc.		*†	147,100	4,133,510
Home Depot, Inc.			529,800	12,407,916
Office Depot, Inc.		*	181,500	1,985,610

				18,527,036

Thrifts & Mortgage Finance—0.4%
Countrywide Financial Corp.		†	114,000	484,500
Federal National Mortgage Association			200,906	3,919,676
Washington Mutual, Inc.		†	436,900	2,153,917

				6,558,093

Tobacco—2.5%
Altria Group, Inc.			243,300	5,002,248
Imperial Tobacco Group plc ADR (United Kingdom)		†	189,700	14,085,225
Philip Morris International, Inc.			197,300	9,744,647
UST, Inc.		†	187,937	10,263,240

				39,095,360

Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.			340,700	3,236,650

TOTAL COMMON STOCKS (Cost $1,428,246,478)				1,459,623,204

CONVERTIBLE PREFERRED STOCKS—0.1%
Thrifts & Mortgage Finance—0.1%
Federal National Mortgage Association, Series 08-1
(Cost $2,600,277)			57,400	2,198,420

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.8%
U.S. Treasury Bill—0.8%
United States Treasury Bill
1.817%	09/04/2008	†	$3,000,000	2,990,709
1.732%	07/17/2008		5,000,000	4,995,843
1.680%	10/02/2008	†	3,000,000	2,985,816
1.497%	07/24/2008	†	1,000,000	999,003

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,972,444)				11,971,371

COMMERCIAL PAPER—0.1%
Financial Services—0.1%
Alpine Securitization Corp.
2.528%	07/01/2008	^	1,000,000	999,930
Yorktown Capital LLC
2.820%	07/24/2008	a	1,000,000	998,107

TOTAL COMMERCIAL PAPER (Cost $1,998,211)				1,998,037

			Shares	Value
CASH EQUIVALENTS—13.6%
Institutional Money Market Funds—13.6%
AIM Short-Term Investments Trust Liquid Assets Portfolio		††	26,110,664	26,110,664
AIM Short-Term Investments Trust Prime Assets Portfolio		††	129,239,343	129,239,343
JPMorgan Prime Money Market Fund, Capital Shares			28,112,436	28,112,436
JPMorgan U.S. Government Money Market Fund, Capital Shares			23,480,820	23,480,820

TOTAL CASH EQUIVALENTS (Cost $206,943,263)				206,943,263

TOTAL INVESTMENTS—110.2% (Cost $1,651,760,673)				1,682,734,295
Other assets less liabilities—(10.2%)				(155,507,400)

NET ASSETS—100.0%				$1,527,226,895

138	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Equity Income Fund

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
†	Denotes all or a portion of security on loan.
*	Non-income producing.
^	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.1% of Total Investments.
a	Illiquid Security.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	139

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—1.6%
Boeing Co. (The)		7,900	$519,188
General Dynamics Corp.		115,900	9,758,780
Lockheed Martin Corp.		22,700	2,239,582
Rockwell Collins, Inc.		20,100	963,996
United Technologies Corp.		35,800	2,208,860

			15,690,406

Air Freight & Logistics—0.8%
Expeditors International of Washington, Inc.		24,600	1,057,800
FedEx Corp.		20,000	1,575,800
United Parcel Service, Inc., Class B		92,400	5,679,828

			8,313,428

Airlines—0.2%
Southwest Airlines Co.		133,100	1,735,624

Auto Components—0.2%
Johnson Controls, Inc.		34,700	995,196
WABCO Holdings, Inc.		13,500	627,210

			1,622,406

Automobiles—0.3%
Ford Motor Co.	*†	205,600	988,936
General Motors Corp.	†	37,000	425,500
Honda Motor Co. Ltd. ADR (Japan)		40,000	1,361,200

			2,775,636

Beverages—1.4%
Anheuser-Busch Cos, Inc.		15,300	950,436
Coca-Cola Co. (The)		31,500	1,637,370
PepsiCo, Inc.		182,300	11,592,457

			14,180,263

Biotechnology—2.9%
Celgene Corp.	*†	83,400	5,326,758
Genentech, Inc.	*	179,500	13,624,050
Gilead Sciences, Inc.	*	149,000	7,889,550
ImClone Systems, Inc.	*†	62,200	2,516,612

			29,356,970

Capital Markets—5.2%
Ameriprise Financial, Inc.		37,900	1,541,393
Bank of New York Mellon Corp.		183,543	6,943,432
BlackRock, Inc.	†	4,000	708,000
Charles Schwab Corp. (The)	†	73,800	1,515,852
Franklin Resources, Inc.		48,800	4,472,520
Goldman Sachs Group, Inc. (The)		96,200	16,825,381
Lehman Brothers Holdings, Inc.	†	100,800	1,996,848
Merrill Lynch & Co., Inc.	†	27,300	865,683
Morgan Stanley	†	166,900	6,020,083
Northern Trust Corp.		42,100	2,886,797
State Street Corp.		99,600	6,373,404
UBS AG (Switzerland)	*	73,143	1,511,134

			51,660,527

Chemicals—3.0%
Agrium, Inc. (Canada)		48,400	5,204,936
Celanese Corp., Class A		18,600	849,276
E.I. Du Pont de Nemours & Co.	†	135,700	5,820,173
Monsanto Co.		63,400	8,016,296
Potash Corp of Saskatchewan (Canada)		29,700	6,788,529
Praxair, Inc.		42,100	3,967,504

			30,646,714

Commercial Banks—2.3%
Fifth Third Bancorp		41,000	417,380
Lloyds TSB Group plc ADR (United Kingdom)	†	183,000	4,514,610
PNC Financial Services Group, Inc.		73,900	4,219,690
SunTrust Banks, Inc.		21,300	771,486
US Bancorp	†	202,300	5,642,147
Wachovia Corp.		162,657	2,526,063
Wells Fargo & Co.		205,600	4,883,000

			22,974,376

Commercial Services & Supplies—0.7%
Monster Worldwide, Inc.	*†	84,800	1,747,728
Waste Management, Inc.		131,800	4,970,178

			6,717,906

Communications Equipment—3.1%
Cisco Systems, Inc.	*	572,950	13,326,817
Corning, Inc.		109,900	2,533,195
Juniper Networks, Inc.	*†	184,100	4,083,338
Nokia OYJ ADR (Finland)		86,400	2,116,800
Polycom, Inc.	*†	37,900	923,244
Qualcomm, Inc.		172,400	7,649,388

			30,632,782

Computers & Peripherals—3.6%
Apple, Inc.	*	71,900	12,038,936
Brocade Communications Systems, Inc.	*	260,300	2,144,872
Dell, Inc.	*†	206,900	4,526,972
EMC Corp.	*†	115,000	1,689,350
Hewlett-Packard Co.		130,200	5,756,142
International Business Machines Corp.		43,400	5,144,202
NetApp, Inc.	*	22,000	476,520
SanDisk Corp.	*	148,200	2,771,340
Seagate Technology (Cayman Islands)		42,100	805,373
Sun Microsystems, Inc.	*	31,675	344,624

			35,698,331

Construction & Engineering—0.7%
Fluor Corp.		19,600	3,647,168
Foster Wheeler Ltd.	*	50,600	3,701,390

			7,348,558

Construction Materials—0.1%
Vulcan Materials Co.	†	8,800	526,064

Consumer Finance—0.5%
American Express Co.		11,500	433,205
Discover Financial Services	†	309,602	4,077,458
SLM Corp.	*	48,400	936,540

			5,447,203

Diversified Financial Services—2.4%
Bank of America Corp.		150,700	3,597,209
Citigroup, Inc.		239,200	4,008,992

140	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
CME Group, Inc.		5,100	$1,954,269
IntercontinentalExchange, Inc.	*	400	45,600
JPMorgan Chase & Co.		434,336	14,902,068

			24,508,138

Diversified Telecommunication Services—2.7%
AT&T, Inc.		449,006	15,127,012
Level 3 Communications, Inc.	*†	508,900	1,501,255
TW Telecom Inc.	*†	132,600	2,125,578
Verizon Communications, Inc.		238,900	8,457,060

			27,210,905

Electric Utilities—2.1%
Allegheny Energy, Inc.		6,800	340,748
Edison International		26,700	1,371,846
Entergy Corp.		49,300	5,939,664
Exelon Corp.		38,800	3,490,448
FPL Group, Inc.		80,700	5,292,306
Pinnacle West Capital Corp.		21,700	667,709
Southern Co.	†	93,000	3,247,560

			20,350,281

Electrical Equipment—0.1%
Emerson Electric Co.		28,000	1,384,600

Electronic Equipment & Instruments—0.9%
Agilent Technologies, Inc.	*	45,372	1,612,521
Flextronics International Ltd. (Singapore)	*	105,600	992,640
Ingram Micro, Inc., Class A	*†	200,700	3,562,425
Jabil Circuit, Inc.		127,200	2,087,352
Tyco Electronics Ltd. (Bermuda)		18,400	659,088

			8,914,026

Energy Equipment & Services—3.6%
Baker Hughes, Inc.		61,500	5,371,410
BJ Services Co.		79,600	2,542,424
Schlumberger Ltd.		148,800	15,985,584
Smith International, Inc.		93,300	7,756,962
Weatherford International Ltd.	*	80,000	3,967,200

			35,623,580

Food & Staples Retailing—3.3%
Costco Wholesale Corp.		36,900	2,588,166
CVS Caremark Corp.		361,786	14,315,872
Kroger Co. (The)		140,700	4,062,009
Safeway, Inc.		104,200	2,974,910
Supervalu, Inc.		127,700	3,944,653
Sysco Corp.		5,700	156,807
Walgreen Co.		18,200	591,682
Wal-Mart Stores, Inc.		71,200	4,001,440

			32,635,539

Food Products—2.1%
Campbell Soup Co.		26,500	886,690
ConAgra Foods, Inc.		136,700	2,635,576
Dean Foods Co.	*†	185,600	3,641,472
General Mills, Inc.		9,900	601,623
Kraft Foods, Inc., Class A		143,582	4,084,907
Nestle SA ADR (Switzerland)		33,700	3,807,258
Sara Lee Corp.		166,900	2,044,525
Tyson Foods, Inc., Class A		181,200	2,707,128
Unilever NV (Netherlands)		32,100	911,640

			21,320,819

Health Care Equipment & Supplies—3.4%
Alcon, Inc. (Switzerland)		16,200	2,637,198
Baxter International, Inc.	†	226,700	14,495,198
Becton Dickinson & Co.		16,500	1,341,450
Covidien Ltd.		13,200	632,148
Intuitive Surgical, Inc.	*	2,900	781,260
Medtronic, Inc.		152,000	7,866,000
St Jude Medical, Inc.	*	82,800	3,384,864
Stryker Corp.		50,500	3,175,440

			34,313,558

Health Care Providers & Services—2.8%
Aetna, Inc.		209,900	8,507,247
Cardinal Health, Inc.		3,100	159,898
DaVita, Inc.	*†	30,800	1,636,404
Express Scripts, Inc.	*	31,500	1,975,680
Health Net, Inc.	*	9,800	235,788
Humana, Inc.	*	36,600	1,455,582
Laboratory Corp of America Holdings	*†	21,500	1,497,045
McKesson Corp.		43,400	2,426,494
Medco Health Solutions, Inc.	*	67,900	3,204,880
UnitedHealth Group, Inc.		247,600	6,499,500
WellPoint, Inc.	*	8,700	414,642

			28,013,160

Health Care Technology—0.2%
Cerner Corp.	*†	33,400	1,509,012

Hotels, Restaurants & Leisure—1.2%
Carnival Corp.		22,700	748,192
International Game Technology		41,900	1,046,662
Las Vegas Sands Corp.	*†	62,800	2,979,232
Marriott International, Inc., Class A		69,200	1,815,808
McDonald’s Corp.		26,200	1,472,964
MGM Mirage	*	22,028	746,529
Wynn Resorts Ltd.	†	5,100	414,885
Yum! Brands, Inc.		71,500	2,508,935

			11,733,207

Household Durables—0.0%
Jarden Corp.	*†	18,100	330,144

Household Products—1.2%
Colgate-Palmolive Co.		51,300	3,544,830
Energizer Holdings, Inc.	*†	16,800	1,227,912
Kimberly-Clark Corp.		79,500	4,752,510
Procter & Gamble Co.		41,675	2,534,257

			12,059,509

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)	*	33,700	647,377
NRG Energy, Inc.	*	111,000	4,761,900

			5,409,277

Industrial Conglomerates—2.3%
General Electric Co.		670,200	17,887,638
McDermott International, Inc.	*	42,200	2,611,758
Tyco International Ltd. (Bermuda)		50,700	2,030,028

			22,529,424

Insurance—2.7%
ACE Ltd. (Bermuda)		136,000	7,492,240
Aflac, Inc.		21,800	1,369,040
Allstate Corp. (The)		107,700	4,910,043

See accompanying notes to financial statements.	141

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
AMBAC Financial Group, Inc.	†	86,900	$116,446
American International Group, Inc.		142,000	3,757,320
Berkshire Hathaway, Inc., Class A		11	1,328,250
Chubb Corp.		90,800	4,450,108
Marsh & McLennan Cos, Inc.		29,000	769,950
MBIA, Inc.	†	71,000	311,690
Progressive Corp. (The)		57,200	1,070,784
Prudential Financial, Inc.	†	4,600	274,804
XL Capital Ltd., Class A (Bermuda)		58,900	1,210,984

			27,061,659

Internet & Catalog Retail—0.8%
Amazon.com, Inc.	*†	94,500	6,929,685
Expedia, Inc.	*	37,400	687,412

			7,617,097

Internet Software & Services—2.9%
eBay, Inc.	*	163,000	4,454,790
Google, Inc., Class A	*	39,800	20,951,516
Tencent Holdings Ltd. (China)	†	45,800	355,216
VeriSign, Inc.	*†	47,800	1,806,840
Yahoo! Inc.	*	90,700	1,873,862

			29,442,224

IT Services—1.9%
Accenture Ltd., Class A (Bermuda)		73,800	3,005,136
Affiliated Computer Services, Inc., Class A	*	22,200	1,187,478
Automatic Data Processing, Inc.		90,100	3,775,190
Cognizant Technology Solutions Corp., Class A	*	16,400	533,164
Fiserv, Inc.	*	34,100	1,547,117
Mastercard, Inc., Class A		8,200	2,177,264
Paychex, Inc.		57,100	1,786,088
VeriFone Holdings, Inc.	*	62,500	746,875
Visa, Inc., Class A	*	36,900	3,000,339
Western Union Co. (The)		54,600	1,349,712

			19,108,363

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	*	9,800	546,154

Machinery—2.3%
Caterpillar, Inc.		11,500	848,930
Cummins, Inc.		82,300	5,392,296
Danaher Corp.	†	127,500	9,855,750
Illinois Tool Works, Inc.		75,200	3,572,752
Joy Global, Inc.		18,600	1,410,438
Rogers Communications, Inc., Class B (Canada)		38,900	1,503,874

			22,584,040

Media—2.3%
CBS Corp., Class B		74,000	1,442,260
Comcast Corp., Class A		269,750	5,117,158
Discovery Holding Co., Class A	*	52,100	1,144,116
Gannett Co., Inc.	†	72,100	1,562,407
McGraw-Hill Cos, Inc. (The)		64,900	2,603,788
Omnicom Group, Inc.	†	70,900	3,181,992
Shaw Communications, Inc., Class B (Canada)		32,700	665,772
Time Warner Cable, Inc., Class A	*†	46,000	1,218,080
Time Warner, Inc.		268,100	3,967,880
Viacom, Inc., Class B	*	16,800	513,072
Walt Disney Co. (The)		77,500	2,418,000

			23,834,525

Metals & Mining—2.2%
Allegheny Technologies, Inc.		54,466	3,228,744
Barrick Gold Corp. (Canada)		98,800	4,495,400
Cleveland-Cliffs, Inc.		58,400	6,960,696
Freeport-McMoRan Copper & Gold, Inc.		60,600	7,101,714
Nucor Corp.		2,900	216,543

			22,003,097

Multiline Retail—1.4%
Kohl’s Corp.	*	135,000	5,405,400
Nordstrom, Inc.	†	81,900	2,481,570
Target Corp.		130,500	6,066,945

			13,953,915

Multi-Utilities—0.6%
PG&E Corp.	†	41,900	1,663,011
SCANA Corp.	†	67,800	2,508,600
TECO Energy, Inc.	†	83,600	1,796,564

			5,968,175

Oil, Gas & Consumable Fuels—6.5%
Anadarko Petroleum Corp.		22,200	1,661,448
Chevron Corp.		109,472	10,851,959
ConocoPhillips		36,300	3,426,357
EOG Resources, Inc.		26,800	3,516,160
Exxon Mobil Corp.		190,100	16,753,514
Marathon Oil Corp.		141,100	7,318,857
Murphy Oil Corp.		34,500	3,382,725
Newfield Exploration Co.	*	2,900	189,225
Occidental Petroleum Corp.		46,100	4,142,546
Petroleo Brasileiro SA, Class A ADR (Brazil)		37,300	2,161,535
Royal Dutch Shell plc, Class A ADR (Netherlands)		8,300	678,193
Royal Dutch Shell plc, Class B ADR (Netherlands)	†	21,356	1,710,829
Suncor Energy, Inc. (Canada)		7,600	441,712
Total SA ADR (France)		83,600	7,128,572
XTO Energy, Inc.		37,700	2,582,827

			65,946,459

Paper & Forest Products—0.3%
International Paper Co.		129,700	3,022,010

Personal Products—0.1%
Bare Escentuals, Inc.	*†	32,800	614,344

Pharmaceuticals—4.3%
Abbott Laboratories		115,900	6,139,223
Allergan, Inc.	†	95,800	4,986,390
AstraZeneca plc ADR (United Kingdom)	†	95,700	4,070,121
Bristol-Myers Squibb Co.		206,100	4,231,233
Forest Laboratories, Inc.	*	90,900	3,157,866
Merck & Co., Inc.		23,500	885,715
Novartis AG (Registered) (Switzerland)		1,400	77,045
Pfizer, Inc.		110,600	1,932,182
Roche Holding AG (Genusschein) (Switzerland)		12,424	2,233,491

142	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth & Income Fund

			Shares	Value
COMMON STOCKS—(Continued)
Sanofi-Aventis SA ADR (France)			46,100	$1,531,903
Schering-Plough Corp.			206,500	4,065,985
Sepracor, Inc.		*†	57,500	1,145,400
Teva Pharmaceutical Industries Ltd. ADR (Israel)			18,600	851,880
Wyeth			161,100	7,726,356

				43,034,790

Real Estate Investment Trusts (REIT)—0.4%
Host Hotels & Resorts, Inc. REIT			265,945	3,630,149

Semiconductors & Semiconductor Equipment—3.2%
Altera Corp.			41,300	854,910
Analog Devices, Inc.			43,700	1,388,349
Applied Materials, Inc.			270,100	5,156,209
Broadcom Corp., Class A		*	36,000	982,440
Intel Corp.			518,900	11,145,972
KLA-Tencor Corp.			79,100	3,220,161
Lam Research Corp.		*†	19,000	686,850
Marvell Technology Group Ltd. (Bermuda)		*	225,500	3,982,330
Microchip Technology, Inc.		†	28,000	855,120
Micron Technology, Inc.		*	195,600	1,173,600
Xilinx, Inc.		†	112,000	2,828,000

				32,273,941

Software—3.3%
Adobe Systems, Inc.		*	79,700	3,139,383
Autodesk, Inc.		*	60,500	2,045,505
Electronic Arts, Inc.		*	64,200	2,852,406
Intuit, Inc.		*	30,400	838,128
McAfee, Inc.		*†	42,900	1,459,887
Microsoft Corp.			596,200	16,401,462
Nintendo Co. Ltd. ADR (Japan)			48,400	3,390,420
Oracle Corp.		*	156,000	3,276,000

				33,403,191

Specialty Retail—1.2%
Bed Bath & Beyond, Inc.		*	42,700	1,199,870
Best Buy Co., Inc.			108,200	4,284,720
Gap, Inc. (The)			89,500	1,491,965
Home Depot, Inc.		†	113,000	2,646,460
Lowe’s Cos, Inc.			57,400	1,191,050
Urban Outfitters, Inc.		*†	44,000	1,372,360

				12,186,425

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		*	58,700	1,695,256
Hanesbrands, Inc.		*†	54,437	1,477,420
Phillips-Van Heusen Corp.			17,400	637,188

				3,809,864

Thrifts & Mortgage Finance—1.2%
Astoria Financial Corp.			25,800	518,064
Federal National Mortgage Association		†	256,500	5,004,315
Freddie Mac			140,500	2,304,200
Hudson City Bancorp, Inc.			160,160	2,671,469
Washington Mutual, Inc.		†	215,700	1,063,401

				11,561,449

Tobacco—1.2%
Altria Group, Inc.			266,903	5,487,526
Philip Morris International, Inc.		†	135,303	6,682,615

				12,170,141

Trading Companies & Distributors—0.1%
Fastenal Co.			22,100	953,836

Water Utilities—0.1%
American Water Works Co., Inc.		*†	44,800	993,664

Wireless Telecommunication Services—1.2%
America Movil SAB de CV, Series L ADR (Mexico)			94,500	4,984,875
American Tower Corp., Class A		*	156,200	6,599,450
MetroPCS Communications, Inc.		*†	30,800	545,468

				12,129,793

TOTAL COMMON STOCKS (Cost $947,224,406)				961,021,678

CONVERTIBLE PREFERRED STOCKS—0.1%
Capital Markets—0.0%
Washington Mutual, Inc., Perpetual Bond, Series R			450	264,150

Consumer Finance—0.1%
SLM Corp., Series C			300	294,413

Pharmaceuticals—0.0%
Schering-Plough Corp.		†	3,700	707,393

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,668,911)				1,265,956

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Auto Manufacturers—0.1%
Ford Motor Co.
4.250%	12/15/2036
(Cost $923,674)			$918,000	672,435

			Shares	Value
CASH EQUIVALENTS—10.0%
Institutional Money Market Funds—10.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio		††	19,329,747	19,329,747
AIM Short-Term Investments Trust Prime Assets Portfolio		††	53,094,366	53,094,366
JPMorgan Prime Money Market Fund, Capital Shares			12,371,191	12,371,191
JPMorgan U.S. Government Money Market Fund, Capital Shares			15,727,751	15,727,751

TOTAL CASH EQUIVALENTS (Cost $100,523,055)				100,523,055

See accompanying notes to financial statements.	143

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth & Income Fund

Value
TOTAL INVESTMENTS—106.3% (Cost $1,050,340,046)	$1,063,483,124
Other assets less liabilities—(6.3%)	(62,660,236)

NET ASSETS—100.0%	$1,000,822,888

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

144	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—97.4%
Aerospace & Defense—0.8%
Boeing Co. (The)		28,669	$1,884,127
General Dynamics Corp.		6,948	585,022
Honeywell International, Inc.		43,149	2,169,532
Lockheed Martin Corp.		22,980	2,267,207
Northrop Grumman Corp.		43,673	2,921,724
Raytheon Co.		6,222	350,174
United Technologies Corp.		121,900	7,521,229

			17,699,015

Air Freight & Logistics—1.4%
CH Robinson Worldwide, Inc.		187,800	10,298,952
Expeditors International of Washington, Inc.		237,900	10,229,700
FedEx Corp.		124,900	9,840,871
United Parcel Service, Inc., Class B		13,430	825,542

			31,195,065

Airlines—0.0%
Southwest Airlines Co.		4,772	62,227

Beverages—3.9%
Anheuser-Busch Cos, Inc.		419,900	26,084,188
Coca-Cola Co. (The)		567,763	29,512,321
PepsiCo, Inc.		467,304	29,715,861

			85,312,370

Biotechnology—3.9%
Amgen, Inc.	*	310,726	14,653,838
Biogen Idec, Inc.	*	321,076	17,944,938
Celgene Corp.	*	320,400	20,463,948
Genentech, Inc.	*	252,557	19,169,076
Genzyme Corp.	*	164,300	11,832,886
Gilead Sciences, Inc.	*	57,200	3,028,740

			87,093,426

Building Products—0.0%
Lennox International, Inc.	†	5,622	162,813

Capital Markets—6.6%
Bank of New York Mellon Corp.		6,847	259,022
BlackRock, Inc.	†	6,224	1,101,648
Charles Schwab Corp. (The)		1,618,250	33,238,855
Eaton Vance Corp.	†	29,567	1,175,584
Federated Investors, Inc., Class B		18,668	642,553
Franklin Resources, Inc.		176,400	16,167,060
Goldman Sachs Group, Inc. (The)	†	397,800	69,575,220
Invesco Ltd.		18,773	450,177
Janus Capital Group, Inc.		17,994	476,301
Legg Mason, Inc.		109,700	4,779,629
Merrill Lynch & Co., Inc.		226,300	7,175,973
SEI Investments Co.		9,321	219,230
T Rowe Price Group, Inc.	†	210,200	11,869,994

			147,131,246

Chemicals—1.0%
Celanese Corp., Class A		12,000	547,920
CF Industries Holdings, Inc.		25,567	3,906,638
Lubrizol Corp.		1,300	60,229
Minerals Technologies, Inc.	†	333	21,175
Monsanto Co.		16,169	2,044,408
Mosaic Co. (The)	*	10,991	1,590,398
Praxair, Inc.		119,300	11,242,832
Scotts Miracle-Gro Co. (The), Class A		500	8,785
Terra Industries, Inc.	†	34,800	1,717,380

			21,139,765

Commercial Banks—1.3%
Banco Bradesco SA ADR (Brazil)	†	395,900	8,100,114
Wells Fargo & Co.		855,300	20,313,375

			28,413,489

Commercial Services & Supplies—0.3%
Cintas Corp.		178,300	4,726,733
Copart, Inc.	*	1,188	50,870
Herman Miller, Inc.	†	1,000	24,890
HNI Corp.	†	10,400	183,664
Manpower, Inc.		15,874	924,502

			5,910,659

Communications Equipment—7.2%
Adtran, Inc.	†	12,446	296,713
Cisco Systems, Inc.	*	2,354,485	54,765,320
EchoStar Corp., Class A	*†	4,213	131,530
Juniper Networks, Inc.	*	158,134	3,507,412
Nokia OYJ ADR (Finland)		2,812,500	68,906,249
Nortel Networks Corp.	*†	11,657	95,821
Qualcomm, Inc.		650,894	28,880,167

			156,583,212

Computers & Peripherals—5.2%
Apple, Inc.	*	93,578	15,668,700
Dell, Inc.	*	312,100	6,828,748
EMC Corp.	*	1,638,869	24,074,986
Hewlett-Packard Co.		343,641	15,192,369
International Business Machines Corp.		349,117	41,380,838
NetApp, Inc.	*†	382,301	8,280,640
QLogic Corp.	*	7,682	112,080
Seagate Technology (Cayman Islands)		74,556	1,426,256
Sun Microsystems, Inc.	*	8,300	90,304
Teradata Corp.	*	6,800	157,352
Western Digital Corp.	*	29,570	1,021,052

			114,233,325

Construction & Engineering—3.9%
Fluor Corp.		5,610	1,043,909
Foster Wheeler Ltd.	*	319,900	23,400,685
KBR, Inc.		26,134	912,338
Quanta Services, Inc.	*†	873,866	29,073,522
Shaw Group, Inc. (The)	*	469,200	28,991,868

			83,422,322

Consumer Finance—0.0%
Capital One Financial Corp.		362	13,760

Containers & Packaging—0.0%
Owens-Illinois, Inc.	*	9,000	375,210

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	47,830	2,116,956
DeVry, Inc.	†	5,294	283,864

			2,400,820

See accompanying notes to financial statements.	145

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Diversified Financial Services—1.0%
Bank of America Corp.		68,481	$1,634,641
Citigroup, Inc.		855,600	14,339,856
CME Group, Inc.		13,000	4,981,470

			20,955,967

Diversified Telecommunication Services—0.1%
AT&T, Inc.		39,370	1,326,375
CenturyTel, Inc.		300	10,677
Verizon Communications, Inc.		40,913	1,448,321

			2,785,373

Electric Utilities—0.1%
Duke Energy Corp.		8,900	154,682
Exelon Corp.		1,962	176,502
Pinnacle West Capital Corp.		49	1,508
PPL Corp.		15,500	810,184

			1,142,876

Electrical Equipment—2.0%
Emerson Electric Co.		42,930	2,122,889
General Cable Corp.	*†	315,000	19,167,750
Rockwell Automation, Inc.		135,595	5,929,569
Thomas & Betts Corp.	*†	414,900	15,703,965

			42,924,173

Electronic Equipment & Instruments—0.0%
Avnet, Inc.	*	5,923	161,579
Ingram Micro, Inc., Class A	*	11,814	209,699
Molex, Inc.		2	49
National Instruments Corp.		2,648	75,124
Tech Data Corp.	*	14,940	506,316

			952,767

Energy Equipment & Services—4.0%
Baker Hughes, Inc.		15,512	1,354,818
Cameron International Corp.	*	15,176	839,992
Diamond Offshore Drilling, Inc.	†	5,744	799,220
Dresser-Rand Group, Inc.	*	30,107	1,177,184
Exterran Holdings, Inc.	*†	7,207	515,228
FMC Technologies, Inc.	*	30,850	2,373,291
Global Industries Ltd.	*†	92,995	1,667,400
Halliburton Co.		640,543	33,993,618
Nabors Industries Ltd. (Bermuda)	*†	256,400	12,622,572
National Oilwell Varco, Inc.	*	193,668	17,182,225
Oceaneering International, Inc.	*†	9,369	721,881
Patterson-UTI Energy, Inc.		6,834	246,297
SEACOR Holdings, Inc.	*†	6,170	552,277
Smith International, Inc.		3,439	285,918
Superior Energy Services, Inc.	*	8,128	448,178
Unit Corp.	*	4,290	355,941
Weatherford International Ltd.	*	272,400	13,508,316

			88,644,356

Food & Staples Retailing—3.9%
BJ’s Wholesale Club, Inc.	*†	51,728	2,001,874
Costco Wholesale Corp.		48,575	3,407,051
CVS Caremark Corp.		302,089	11,953,662
Kroger Co. (The)		101,131	2,919,652
Ruddick Corp.		5,887	201,983
Safeway, Inc.		17,900	511,045
Wal-Mart Stores, Inc.		1,171,938	65,862,915

			86,858,182

Food Products—2.0%
Archer-Daniels-Midland Co.		15,787	532,811
Bunge Ltd.	†	123,644	13,315,222
Hormel Foods Corp.		600	20,766
Kraft Foods, Inc., Class A		704,800	20,051,561
Nestle SA ADR (Switzerland)		74,400	8,405,340
Tyson Foods, Inc., Class A		146,478	2,188,381

			44,514,081

Health Care Equipment & Supplies—2.3%
Alcon, Inc. (Switzerland)		29,000	4,720,910
Beckman Coulter, Inc.		3,137	211,842
Becton Dickinson & Co.		6,228	506,336
Boston Scientific Corp.	*	15,856	194,870
Covidien Ltd.		197,372	9,452,145
CR Bard, Inc.		1,798	158,134
Dentsply International, Inc.		6,393	235,262
Edwards Lifesciences Corp.	*†	1,225	75,999
Gen-Probe, Inc.	*	4,796	227,714
Hill-Rom Holdings, Inc.	†	2,261	61,002
Idexx Laboratories, Inc.	*	4,961	241,799
Kinetic Concepts, Inc.	*†	49,948	1,993,425
Medtronic, Inc.		609,048	31,518,235
St Jude Medical, Inc.	*	689	28,166
Varian Medical Systems, Inc.	*	4,548	235,814

			49,861,653

Health Care Providers & Services—0.4%
AmerisourceBergen Corp.		69,486	2,778,745
Express Scripts, Inc.	*	29,229	1,833,243
Kindred Healthcare, Inc.	*†	4,800	138,048
McKesson Corp.		5,971	333,839
Medco Health Solutions, Inc.	*	89,814	4,239,220

			9,323,095

Hotels, Restaurants & Leisure—0.4%
Chipotle Mexican Grill, Inc., Class A	*†	435	35,940
Marriott International, Inc., Class A		173,900	4,563,135
McDonald’s Corp.		72,025	4,049,246
MGM Mirage	*	1	34
Yum! Brands, Inc.		3,736	131,096

			8,779,451

Household Products—1.5%
Church & Dwight Co., Inc.	†	2,900	163,415
Procter & Gamble Co.		529,094	32,174,206

			32,337,621

Independent Power Producers & Energy Traders—0.8%
Reliant Energy, Inc.	*	840,071	17,868,310

Industrial Conglomerates—1.4%
3M Co.		18,091	1,258,953
General Electric Co.		1,027,100	27,413,298
McDermott International, Inc.	*	33,445	2,069,911
Tyco International Ltd. (Bermuda)		6,042	241,922

			30,984,084

146	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—2.3%
American International Group, Inc.	†	1,223,950	$32,385,717
Arch Capital Group Ltd. (Bermuda)	*	1,393	92,384
Axis Capital Holdings Ltd. (Bermuda)	†	4,300	128,183
Berkshire Hathaway, Inc., Class B	*	4,365	17,512,380
MetLife, Inc.		1,573	83,007
Travelers Cos, Inc. (The)		717	31,118

			50,232,789

Internet & Catalog Retail—1.6%
Amazon.com, Inc.	*	483,952	35,488,200

Internet Software & Services—6.1%
eBay, Inc.	*	1,856,509	50,738,391
Google, Inc., Class A	*	97,128	51,130,121
Sohu.com, Inc. (China)	*	6,507	458,353
VeriSign, Inc.	*†	19,806	748,667
Yahoo! Inc.	*	1,524,304	31,492,121

			134,567,653

IT Services—3.7%
Accenture Ltd., Class A (Bermuda)		95,283	3,879,924
Automatic Data Processing, Inc.		952,100	39,892,989
Broadridge Financial Solutions, Inc.		19,990	420,790
Cognizant Technology Solutions Corp., Class A	*	255,600	8,309,556
DST Systems, Inc.	*	200	11,010
Gartner, Inc., Class A	*†	1,765	36,571
Hewitt Associates, Inc., Class A	*	6,961	266,815
Mastercard, Inc., Class A		1,300	345,176
Paychex, Inc.		591,950	18,516,196
Western Union Co. (The)		350,424	8,662,481

			80,341,508

Life Sciences Tools & Services—0.6%
Applera Corp.—Applied Biosystems Group		1,706	57,117
Invitrogen Corp.	*	22,000	863,720
Thermo Fisher Scientific, Inc.	*	228,900	12,756,597
Varian, Inc.	*†	3,144	160,533

			13,837,967

Machinery—2.1%
AGCO Corp.	*	32,344	1,695,149
Bucyrus International, Inc., Class A		4,509	329,247
Caterpillar, Inc.		226,242	16,701,185
Danaher Corp.		102,800	7,946,440
Deere & Co.		110,000	7,934,300
Flowserve Corp.		5,695	778,507
Graco, Inc.	†	4,488	170,858
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		48,771	1,825,499
ITT Corp.		122,600	7,764,258
Joy Global, Inc.		15,120	1,146,550
Kennametal, Inc.		1,939	63,114
Lincoln Electric Holdings, Inc.		573	45,095
SPX Corp.		5,739	755,998
Wabtec Corp.	†	2,194	106,672

			47,262,872

Marine—0.0%
Alexander & Baldwin, Inc.	†	586	26,692
Kirby Corp.	*	6,154	295,392

			322,084

Media—1.9%
CBS Corp., Class B		146,836	2,861,834
DIRECTV Group, Inc. (The)	*	62,706	1,624,712
DISH Network Corp., Class A	*	2,242	65,646
DreamWorks Animation SKG, Inc., Class A	*†	6,573	195,941
E.W. Scripps Co., Class A	†	1,353	56,204
Time Warner Cable, Inc., Class A	*†	7,683	203,446
Time Warner, Inc.		233,966	3,462,697
Walt Disney Co. (The)		771,424	24,068,428
XM Satellite Radio Holdings, Inc., Class A	*	1,249,500	9,796,080

			42,334,988

Metals & Mining—1.0%
Carpenter Technology Corp.		13,286	579,934
Commercial Metals Co.		7,425	279,923
Freeport-McMoRan Copper & Gold, Inc.		87,500	10,254,124
Goldcorp, Inc. (Canada)		194,800	8,993,916
Reliance Steel & Aluminum Co.		10,313	795,029
Schnitzer Steel Industries, Inc., Class A		4,683	536,672
Southern Copper Corp.	†	13,914	1,483,650
Worthington Industries, Inc.	†	16,125	330,563

			23,253,811

Multiline Retail—1.5%
Big Lots, Inc.	*†	9,084	283,784
Dollar Tree, Inc.	*	7,282	238,049
Kohl’s Corp.	*	287,200	11,499,488
Target Corp.		446,500	20,757,785

			32,779,106

Multi-Utilities—0.0%
Dominion Resources, Inc.		1,000	47,490

Oil, Gas & Consumable Fuels—3.1%
Alpha Natural Resources, Inc.	*†	5,711	595,600
Anadarko Petroleum Corp.		32,424	2,426,612
Apache Corp.		8,826	1,226,814
Bill Barrett Corp.	*	7,502	445,694
Cabot Oil & Gas Corp.		10,384	703,308
Chesapeake Energy Corp.		216,600	14,286,936
Cimarex Energy Co.		2,377	165,606
Continental Resources, Inc.	*†	19,312	1,338,708
Denbury Resources, Inc.	*	5,851	213,562
Devon Energy Corp.		13,875	1,667,220
Encore Acquisition Co.	*	879	66,092
EOG Resources, Inc.		3,302	433,222
Exxon Mobil Corp.		49,377	4,351,595
Mariner Energy, Inc.	*	3,329	123,073
Massey Energy Co.		1,300	121,875
Noble Energy, Inc.		10,366	1,042,405
Occidental Petroleum Corp.		164,223	14,757,079
Pioneer Natural Resources Co.		13,200	1,033,296
Range Resources Corp.		1,098	71,963

See accompanying notes to financial statements.	147

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Suncor Energy, Inc. (Canada)		156,100	$9,072,532
Sunoco, Inc.		814	33,122
Ultra Petroleum Corp.	*	4,810	472,342
Valero Energy Corp.		40,797	1,680,020
W&T Offshore, Inc.	†	15,640	915,096
Whiting Petroleum Corp.	*	538	57,071
XTO Energy, Inc.		151,000	10,345,010

			67,645,853

Personal Products—0.1%
Avon Products, Inc.		10,322	371,798
Herbalife Ltd. (Cayman Islands)	†	27,050	1,048,188

			1,419,986

Pharmaceuticals—3.5%
Abbott Laboratories		20,025	1,060,724
Elan Corp. plc ADR (Ireland)	*†	611,000	21,721,050
Eli Lilly & Co.		46,699	2,155,626
Johnson & Johnson		499,828	32,158,933
Merck & Co., Inc.		109,740	4,136,101
Pfizer, Inc.		183,810	3,211,161
Watson Pharmaceuticals, Inc.	*	36,844	1,001,051
Wyeth		226,000	10,838,960

			76,283,606

Real Estate Investment Trusts (REIT)—0.3%
AMB Property Corp. REIT	†	1,907	96,075
AvalonBay Communities, Inc. REIT	†	8,200	731,112
Federal Realty Investment Trust REIT	†	3,500	241,500
Macerich Co. (The) REIT	†	20,853	1,295,597
Nationwide Health Properties, Inc. REIT	†	3,002	94,533
Prologis REIT		53,718	2,919,573
Rayonier, Inc. REIT	†	111	4,713
Taubman Centers, Inc. REIT	†	436	21,211
Ventas, Inc. REIT		15,600	664,092

			6,068,406

Real Estate Management & Development—0.0%
Jones Lang LaSalle, Inc.		5,765	346,995

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.		4,637	463,190
J.B. Hunt Transport Services, Inc.	†	79,288	2,638,704
Landstar System, Inc.	†	12,608	696,214
Ryder System, Inc.	†	11,737	808,445
Union Pacific Corp.		2,770	209,135
Werner Enterprises, Inc.	†	34,507	641,140

			5,456,828

Semiconductors & Semiconductor Equipment—4.0%
Analog Devices, Inc.		3,477	110,464
Applied Materials, Inc.		236,802	4,520,550
Integrated Device Technology, Inc.	*	3,288	32,683
Intel Corp.		1,537,052	33,015,876
KLA-Tencor Corp.		1,796	73,115
Linear Technology Corp.	†	306,600	9,985,962
LSI Corp.	*	9,804	60,197
Marvell Technology Group Ltd. (Bermuda)	*	349,400	6,170,404
MEMC Electronic Materials, Inc.	*	17,276	1,063,165
Microchip Technology, Inc.	†	4,720	144,149
National Semiconductor Corp.		24,079	494,583
Nvidia Corp.	*	212	3,969
Texas Instruments, Inc.		1,123,210	31,629,594

			87,304,711

Software—6.3%
Activision, Inc.	*	46,363	1,579,587
Adobe Systems, Inc.	*	19,783	779,252
Advent Software, Inc.	*†	11,594	418,312
Amdocs Ltd.	*	1,854	54,545
Autodesk, Inc.	*	249,800	8,445,738
CA, Inc.		7,783	179,709
Electronic Arts, Inc.	*	378,300	16,807,869
Microsoft Corp.		2,947,297	81,080,141
Oracle Corp.	*	467,122	9,809,562
Red Hat, Inc.	*†	752,900	15,577,501
Salesforce.com, Inc.	*	13,488	920,286
Sybase, Inc.	*†	6,691	196,849
Symantec Corp.	*	121,736	2,355,592
Synopsys, Inc.	*	59,938	1,433,118

			139,638,061

Specialty Retail—2.1%
Aeropostale, Inc.	*†	38,888	1,218,361
AutoNation, Inc.	*†	60,202	603,224
Bed Bath & Beyond, Inc.	*	199,000	5,591,900
Best Buy Co., Inc.		17,488	692,525
GameStop Corp., Class A	*	74,261	3,000,144
Lowe’s Cos, Inc.		1,572,700	32,633,525
Ross Stores, Inc.		7,644	271,515
TJX Cos, Inc.		56,378	1,774,216
Urban Outfitters, Inc.	*	9,428	294,059

			46,079,469

Textiles, Apparel & Luxury Goods—0.1%
Nike, Inc., Class B		21,442	1,278,158

Thrifts & Mortgage Finance—0.5%
Freddie Mac		603,900	9,903,960

Tobacco—0.4%
Altria Group, Inc.		111,913	2,300,931
Philip Morris International, Inc.		68,945	3,405,194
Universal Corp.	†	9,651	436,418
UST, Inc.		49,104	2,681,569

			8,824,112

Trading Companies & Distributors—0.5%
Fastenal Co.	†	279,100	12,045,956

TOTAL COMMON STOCKS (Cost $2,029,252,275)			2,141,845,282

CASH EQUIVALENTS—9.1%
Institutional Money Market Funds—9.1%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	34,524,089	34,524,089
AIM Short-Term Investments Trust Prime Assets Portfolio	††	97,005,248	97,005,248
JPMorgan Prime Money Market Fund, Capital Shares		29,943,717	29,943,717

148	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Growth Fund

	Shares	Value
CASH EQUIVALENTS—(Continued)
JPMorgan U.S. Government Money Market Fund, Capital Shares	38,537,938	$38,537,938

TOTAL CASH EQUIVALENTS (Cost $200,010,992)		200,010,992

TOTAL INVESTMENTS—106.5% (Cost $2,229,263,267)		2,341,856,274
Other assets less liabilities—(6.5%)		(141,954,318)

NET ASSETS—100.0%		$2,199,901,956

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	149

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—0.1%
L-3 Communications Holdings, Inc.		3,737	$339,581
Northrop Grumman Corp.		215	14,384

			353,965

Agriculture—0.0%
Lorillard, Inc.	*	378	26,142

Airlines—0.2%
Southwest Airlines Co.		39,253	511,859

Auto Components—0.8%
Autoliv, Inc. (Sweden)		7,200	335,664
BorgWarner, Inc.		19,800	878,724
Exide Technologies	*†	50,700	849,732
TRW Automotive Holdings Corp.	*	5,200	96,044

			2,160,164

Automobiles—0.2%
Ford Motor Co.	*†	95,602	459,846

Beverages—0.8%
Coca-Cola Enterprises, Inc.		24,700	427,310
Dr. Pepper Snapple Group, Inc.	*	9,292	194,946
Molson Coors Brewing Co., Class B		17,600	956,208
Pepsi Bottling Group, Inc.		8,033	224,281
PepsiAmericas, Inc.		18,115	358,315

			2,161,060

Biotechnology—0.2%
Amgen, Inc.	*	1,737	81,917
Biogen Idec, Inc.	*	6,060	338,693
BioMarin Pharmaceutical, Inc.	*	3,342	96,851

			517,461

Building Products—0.2%
Armstrong World Industries, Inc.	†	6,838	199,806
Lennox International, Inc.	†	8,796	254,733

			454,539

Capital Markets—2.5%
Ameriprise Financial, Inc.		2,500	101,675
Bank of New York Mellon Corp.		923	34,917
BlackRock, Inc.	†	2,400	424,800
Eaton Vance Corp.	†	9,063	360,345
Federated Investors, Inc., Class B		4,825	166,077
Invesco Ltd.		86,616	2,077,052
Janus Capital Group, Inc.		8,580	227,113
Legg Mason, Inc.		5,633	245,430
Northern Trust Corp.		42,140	2,889,539
Raymond James Financial, Inc.	†	8,000	211,120
SEI Investments Co.		5,299	124,632

			6,862,700

Chemicals—3.5%
Ashland, Inc.		14,300	689,260
Cabot Corp.	†	2,098	51,002
Celanese Corp., Class A		57,892	2,643,349
CF Industries Holdings, Inc.		3,853	588,738
Chemtura Corp.		26,500	154,760
Cytec Industries, Inc.		2,078	113,376
FMC Corp.	†	7,853	608,136
Huntsman Corp.		3,173	36,172
International Flavors & Fragrances, Inc.		74,721	2,918,603
Lubrizol Corp.		4,700	217,751
Minerals Technologies, Inc.	†	2,436	154,905
Mosaic Co. (The)	*	1,063	153,816
Rohm & Haas Co.		17,300	803,412
Terra Industries, Inc.		18,500	912,975
Westlake Chemical Corp.	†	2,927	43,495

			10,089,750

Commercial Banks—4.1%
Bank of Hawaii Corp.	†	44,300	2,117,541
BB&T Corp.	†	49,800	1,133,946
BOK Financial Corp.	†	7,000	374,150
City National Corp.	†	12,521	526,758
Comerica, Inc.	†	149,019	3,819,358
Cullen/Frost Bankers, Inc.		2,454	122,332
East West Bancorp, Inc.	†	557	3,932
Fifth Third Bancorp		15,208	154,817
Fulton Financial Corp.	†	55,700	559,785
Keycorp		1,846	20,269
Marshall & Ilsley Corp.	†	46,651	715,160
PacWest Bancorp	†	375	5,580
Regions Financial Corp.	†	27,075	295,388
Susquehanna Bancshares, Inc.	†	57,500	787,175
Synovus Financial Corp.	†	24,558	214,391
TCF Financial Corp.	†	6,300	75,789
UnionBanCal Corp.		1,400	56,588
Zions Bancorporation	†	13,700	431,413

			11,414,372

Commercial Services & Supplies—1.9%
Herman Miller, Inc.	†	3,196	79,548
HNI Corp.	†	3,116	55,029
Kelly Services, Inc., Class A	†	2,560	49,485
Manpower, Inc.		1,321	76,935
MPS Group, Inc.	*†	22,638	240,642
Navigant Consulting, Inc.	*†	3,000	58,680
Republic Services, Inc.		700	20,790
RR Donnelley & Sons Co.		119,600	3,550,924
Steelcase, Inc., Class A		103,900	1,042,117

			5,174,150

Communications Equipment—0.9%
Ciena Corp.	*	47,700	1,105,209
Comtech Telecommunications Corp.	*†	18,900	926,100
Juniper Networks, Inc.	*	22,800	505,704
Tellabs, Inc.	*	15,205	70,703

			2,607,716

Computers & Peripherals—0.5%
NCR Corp.	*	9,050	228,060
QLogic Corp.	*	4,528	66,064
SanDisk Corp.	*	4,232	79,138
Seagate Technology (Cayman Islands)		24,026	459,617
Sun Microsystems, Inc.	*	8,219	89,423
Teradata Corp.	*	9,212	213,166
Western Digital Corp.	*	9,551	329,796

			1,465,264

Construction & Engineering—0.2%
KBR, Inc.		13,767	480,606

150	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Consumer Finance—0.2%
Capital One Financial Corp.	†	11,029	$419,212

Containers & Packaging—3.1%
Aptargroup, Inc.	†	101,820	4,271,348
Ball Corp.		2,762	131,858
Greif, Inc., Class A		519	33,232
Owens-Illinois, Inc.	*	10,701	446,125
Sonoco Products Co.		122,600	3,794,470

			8,677,033

Distributors—0.1%
Genuine Parts Co.		6,968	276,490

Diversified Consumer Services—0.8%
Apollo Group, Inc., Class A	*	8,600	380,636
DeVry, Inc.		35,373	1,896,700
Service Corp. International		7,800	76,908

			2,354,244

Diversified Financial Services—0.4%
Bank of America Corp.		24,841	592,955
JPMorgan Chase & Co.		100	3,431
Moody’s Corp.		11,700	402,948

			999,334

Diversified Telecommunication Services—1.6%
AT&T, Inc.		9,818	330,768
Embarq Corp.		15,500	732,685
NTELOS Holdings Corp.		115,500	2,930,235
Verizon Communications, Inc.		6,327	223,976
Windstream Corp.		18,400	227,056

			4,444,720

Electric Utilities—3.9%
American Electric Power Co., Inc.		92,900	3,737,367
DPL, Inc.		2,000	52,760
Duke Energy Corp.		25,992	451,741
Edison International		29,400	1,510,572
Hawaiian Electric Industries, Inc.	†	3,156	78,048
Idacorp, Inc.	†	34,900	1,008,261
Northeast Utilities		37,000	944,610
Pepco Holdings, Inc.		5,000	128,250
Pinnacle West Capital Corp.		59,700	1,836,969
PPL Corp.		5,200	271,804
Progress Energy, Inc.		16,999	711,068

			10,731,450

Electrical Equipment—1.0%
Acuity Brands, Inc.	†	21,400	1,028,912
Cooper Industries Ltd., Class A		23,786	939,547
GrafTech International Ltd.	*	21,500	576,845
Hubbell, Inc., Class B		5,600	223,272

			2,768,576

Electronic Equipment & Instruments—2.3%
Avnet, Inc.	*	8,700	237,336
Flextronics International Ltd. (Singapore)	*	282,400	2,654,561
Ingram Micro, Inc., Class A	*	15,187	269,569
Jabil Circuit, Inc.		3,291	54,005
National Instruments Corp.		2,377	67,435
Tech Data Corp.	*	21,000	711,690
Tyco Electronics Ltd. (Bermuda)		62,500	2,238,750
Vishay Intertechnology, Inc.	*	6,729	59,686

			6,293,032

Energy Equipment & Services—2.3%
BJ Services Co.		8,868	283,244
Exterran Holdings, Inc.	*†	5,456	390,049
FMC Technologies, Inc.	*	3,091	237,791
Global Industries Ltd.	*	13,600	243,848
Grey Wolf, Inc.	*†	124,400	1,123,331
Noble Corp.		43,100	2,799,775
Oceaneering International, Inc.	*	532	40,991
Oil States International, Inc.	*	2,083	132,146
Patterson-UTI Energy, Inc.		14,200	511,768
SEACOR Holdings, Inc.	*	3,952	353,744
Tidewater, Inc.		2,284	148,529
Unit Corp.	*	105	8,712

			6,273,928

Food & Staples Retailing—2.5%
BJ’s Wholesale Club, Inc.	*†	94,000	3,637,800
Kroger Co. (The)		8,066	232,865
Ruddick Corp.	†	56,758	1,947,367
Safeway, Inc.		27,285	778,987
Supervalu, Inc.		14,500	447,905
Whole Foods Market, Inc.	†	2,387	56,548

			7,101,472

Food Products—3.4%
Archer-Daniels-Midland Co.		5,427	183,161
Bunge Ltd.	†	13,743	1,479,984
ConAgra Foods, Inc.		6,600	127,248
Corn Products International, Inc.		6,300	309,393
Darling International, Inc.	*	49,700	821,044
Del Monte Foods Co.		18,262	129,660
Flowers Foods, Inc.	†	53,600	1,519,024
Hormel Foods Corp.		14,602	505,375
J.M. Smucker Co. (The)		18,400	747,776
Lancaster Colony Corp.	†	3,303	100,015
Sara Lee Corp.		231,000	2,829,750
Smithfield Foods, Inc.	*†	10,485	208,442
Tyson Foods, Inc., Class A		38,300	572,202

			9,533,074

Gas Utilities—2.3%
AGL Resources, Inc.	†	22,600	781,508
Atmos Energy Corp.		21,313	587,599
Energen Corp.		11,900	928,557
Nicor, Inc.	†	4,729	201,408
Oneok, Inc.		7,523	367,348
Questar Corp.		39,500	2,806,081
Southern Union Co.		2,300	62,146
UGI Corp.		9,692	278,257
WGL Holdings, Inc.	†	9,400	326,556

			6,339,460

Health Care Equipment & Supplies—1.9%
Beckman Coulter, Inc.		47,800	3,227,935
Cooper Cos, Inc. (The)		938	34,847
Dentsply International, Inc.		44,300	1,630,240
Hill-Rom Holdings, Inc.	†	1,496	40,362
Kinetic Concepts, Inc.	*†	5,100	203,541

			5,136,925

See accompanying notes to financial statements.	151

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers & Services—0.6%
AmerisourceBergen Corp.		12,000	$479,880
Cigna Corp.		20,917	740,252
Express Scripts, Inc.	*	3,440	215,757
Medco Health Solutions, Inc.	*	7,000	330,400

			1,766,289

Health Care Technology—1.0%
IMS Health, Inc.		121,100	2,821,630

Hotels, Restaurants & Leisure—1.4%
Darden Restaurants, Inc.		120,500	3,848,771
McDonald’s Corp.		1,093	61,448
Royal Caribbean Cruises Ltd.	†	2,990	67,185

			3,977,404

Household Durables—1.6%
Black & Decker Corp.	†	7,571	435,408
DR Horton, Inc.	†	21,856	237,138
Fortune Brands, Inc.		3,500	218,435
Furniture Brands International, Inc.		1,771	23,661
Leggett & Platt, Inc.	†	2,400	40,248
Lennar Corp., Class A		6,130	75,644
MDC Holdings, Inc.		1,808	70,620
Mohawk Industries, Inc.	*†	2,800	179,480
NVR, Inc.	*†	337	168,527
Snap-On, Inc.	†	22,700	1,180,627
Toll Brothers, Inc.	*	11,308	211,799
Tupperware Brands Corp.		42,978	1,470,707
Whirlpool Corp.		4,167	257,229

			4,569,523

Independent Power Producers & Energy Traders—1.1%
Dynegy, Inc., Class A	*	8,800	75,240
NRG Energy, Inc.	*	47,051	2,018,488
Reliant Energy, Inc.	*	52,200	1,110,294

			3,204,022

Industrial Conglomerates—0.3%
McDermott International, Inc.	*	1,536	95,063
Walter Industries, Inc.		6,900	750,513

			845,576

Insurance—8.3%
Alleghany Corp.	*	7,403	2,458,166
AON Corp.		47,400	2,177,556
Arch Capital Group Ltd. (Bermuda)	*	29,242	1,939,329
Assurant, Inc.		17,150	1,131,214
Axis Capital Holdings Ltd. (Bermuda)	†	10,500	313,005
Chubb Corp.		1,300	63,713
Cincinnati Financial Corp.		11,323	287,604
Endurance Specialty Holdings Ltd.	†	48,300	1,487,157
Everest Re Group Ltd. (Bermuda)		11,100	884,781
Fidelity National Financial, Inc., Class A		4,587	57,796
First American Corp.		13,314	351,490
Genworth Financial, Inc., Class A		136,929	2,438,705
Hanover Insurance Group, Inc. (The)		13,724	583,270
HCC Insurance Holdings, Inc.		1,891	39,976
Lincoln National Corp.		65,628	2,974,262
Loews Corp.		459	21,527
MetLife, Inc.		1,382	72,928
Nationwide Financial Services, Class A	†	10,435	500,984
Old Republic International Corp.		10,672	126,356
Principal Financial Group, Inc.		5,500	230,835
Progressive Corp. (The)		15,506	290,272
Reinsurance Group of America, Inc.		4,811	209,375
RenaissanceRe Holdings Ltd. (Bermuda)		1,739	77,681
Safeco Corp.		33,154	2,226,623
Torchmark Corp.		2,234	131,024
Unitrin, Inc.		4,100	113,037
Unum Group		110,082	2,251,177
XL Capital Ltd., Class A (Bermuda)		1,923	39,537

			23,479,380

Internet & Catalog Retail—0.1%
Amazon.com, Inc.	*	1,453	106,548
Expedia, Inc.	*	1,070	19,667
IAC/InterActiveCorp	*	3,165	61,021
NetFlix, Inc.	*†	2,727	71,093

			258,329

Internet Software & Services—0.0%
Sohu.com, Inc. (China)	*	719	50,646

IT Services—2.5%
Accenture Ltd., Class A (Bermuda)		2,000	81,440
Acxiom Corp.	†	1,244	14,294
Broadridge Financial Solutions, Inc.		4,224	88,915
CACI International, Inc., Class A	*	21,400	979,478
Computer Sciences Corp.	*	77,784	3,643,403
DST Systems, Inc.	*	637	35,067
Electronic Data Systems Corp.		15,500	381,920
Gartner, Inc., Class A	*	3,617	74,944
Hewitt Associates, Inc., Class A	*	94	3,603
SAIC, Inc.	*†	78,700	1,637,747
SRA International, Inc., Class A	*†	1,361	30,568
Western Union Co. (The)		1,500	37,080

			7,008,459

Leisure Equipment & Products—0.1%
Brunswick Corp.	†	21,611	229,076
Callaway Golf Co.		1,328	15,710
Hasbro, Inc.		2,983	106,553
Mattel, Inc.		3,396	58,140

			409,479

Life Sciences Tools & Services—1.0%
Applera Corp.—Applied Biosystems Group		10,100	338,148
Invitrogen Corp.	*	63,916	2,509,342

			2,847,490

Machinery—2.8%
AGCO Corp.	*	5,870	307,647
Crane Co.		2,300	88,619
Eaton Corp.		39,400	3,347,817
Flowserve Corp.		1,261	172,379

152	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Graco, Inc.	†	5,572	$212,126
Harsco Corp.		7,900	429,839
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		25,770	964,571
Joy Global, Inc.		1,818	137,859
Kennametal, Inc.		4,928	160,406
Lincoln Electric Holdings, Inc.		1,548	121,828
Pentair, Inc.	†	3,064	107,301
SPX Corp.		9,140	1,204,012
Timken Co.		9,889	325,744
Wabtec Corp.	†	2,884	140,220

			7,720,368

Marine—0.0%
Alexander & Baldwin, Inc.	†	968	44,092

Media—1.6%
Belo Corp., Class A	†	13,949	101,967
CBS Corp., Class B		87,648	1,708,260
DISH Network Corp., Class A	*	1,191	34,872
DreamWorks Animation SKG, Inc., Class A	*	4,321	128,809
E.W. Scripps Co., Class A	†	2,697	112,033
Entercom Communications Corp., Class A	†	3,196	22,436
Gannett Co., Inc.	†	24,672	534,642
Hearst-Argyle Television, Inc.	†	10,163	195,130
Liberty Global, Inc., Class A	*†	5,600	176,008
Liberty Media Corp.—Capital, Series A, Class A	*	8,328	119,923
Liberty Media Corp.— Entertainment, Series A	*	30,543	740,057
Scholastic Corp.	*†	3,212	92,056
Time Warner, Inc.		37,700	557,960
Viacom, Inc., Class B	*	258	7,879
Virgin Media, Inc.		3,111	42,341

			4,574,373

Metals & Mining—0.9%
Carpenter Technology Corp.		6,213	271,197
Commercial Metals Co.		7,587	286,030
Reliance Steel & Aluminum Co.		19,880	1,532,550
Schnitzer Steel Industries, Inc., Class A		410	46,986
Steel Dynamics, Inc.		1,614	63,059
Worthington Industries, Inc.	†	8,300	170,150

			2,369,972

Multiline Retail—1.0%
Big Lots, Inc.	*	1,136	35,489
Dollar Tree, Inc.	*	2,223	72,670
Family Dollar Stores, Inc.		102,695	2,047,738
Macy’s, Inc.		17,528	340,394
Sears Holdings Corp.	*	5,611	413,306

			2,909,597

Multi-Utilities—5.3%
Alliant Energy Corp.		1,300	44,538
Ameren Corp.		11,800	498,314
Black Hills Corp.	†	1,649	52,867
CMS Energy Corp.		3,400	50,660
DTE Energy Co.		24,500	1,039,780
Energy East Corp.		12,000	296,640
Integrys Energy Group, Inc.		5,405	274,736
MDU Resources Group, Inc.		7,107	247,750
NiSource, Inc.		31,700	568,064
NSTAR	†	65,000	2,198,300
OGE Energy Corp.	†	15,125	479,614
PG&E Corp.		79,682	3,162,579
PNM Resources, Inc.	†	1,968	23,537
Puget Energy, Inc.		4,090	98,119
SCANA Corp.		68,800	2,545,600
Sempra Energy		16,300	920,135
TECO Energy, Inc.		5,494	118,066
Vectren Corp.	†	3,800	118,598
Xcel Energy, Inc.		109,500	2,197,665

			14,935,562

Oil, Gas & Consumable Fuels—4.8%
Bill Barrett Corp.	*	5,806	344,934
Cabot Oil & Gas Corp.		2,073	140,404
Cimarex Energy Co.		37,707	2,627,046
Continental Resources, Inc.	*†	4,321	299,532
El Paso Corp.		56,000	1,217,440
Encore Acquisition Co.	*	2,235	168,050
Forest Oil Corp.	*	469	34,941
Newfield Exploration Co.	*	5,530	360,833
Noble Energy, Inc.		43,276	4,351,834
Overseas Shipholding Group, Inc.	†	716	56,936
Pioneer Natural Resources Co.		13,127	1,027,582
Spectra Energy Corp.		43,800	1,258,812
St. Mary Land & Exploration Co.		7,792	503,675
Sunoco, Inc.		1,185	48,218
Teekay Corp. (Bahamas)	†	34	1,536
W&T Offshore, Inc.	†	6,473	378,735
Williams Cos, Inc.		14,200	572,402

			13,392,910

Paper & Forest Products—0.2%
International Paper Co.		7,073	164,801
MeadWestvaco Corp.		1,517	36,165
Weyerhaeuser Co.		4,626	236,574

			437,540

Personal Products—0.1%
Herbalife Ltd. (Cayman Islands)	†	4,234	164,068

Pharmaceuticals—0.2%
Forest Laboratories, Inc.	*	2,725	94,667
Watson Pharmaceuticals, Inc.	*	12,314	334,571

			429,238

Real Estate Investment Trusts (REIT)—8.3%
AMB Property Corp. REIT		21,600	1,088,208
Annaly Capital Management, Inc. REIT		81,315	1,261,196
Apartment Investment & Management Co., Class A REIT		59,445	2,024,697
AvalonBay Communities, Inc. REIT	†	11,200	998,592
Brandywine Realty Trust REIT	†	1,161	18,297
Digital Realty Trust, Inc. REIT	†	47,000	1,922,770
Duke Realty Corp. REIT	†	172,800	3,879,361
Equity One, Inc. REIT	†	5,377	110,497
Equity Residential REIT		25,800	987,366
Essex Property Trust, Inc. REIT	†	1,807	192,446
Federal Realty Investment Trust REIT	†	10,700	738,300
HCP, Inc. REIT		13,382	425,681

See accompanying notes to financial statements.	153

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care, Inc. REIT		19,200	$854,400
Highwoods Properties, Inc. REIT		1,400	43,988
Kilroy Realty Corp. REIT	†	1,908	89,733
Liberty Property Trust REIT		5,949	197,209
Macerich Co. (The) REIT	†	2,000	124,260
Mack-Cali Realty Corp. REIT		4,850	165,725
Mid-America Apartment Communities, Inc. REIT	†	24,600	1,255,584
National Retail Properties, Inc. REIT		22,300	466,070
Nationwide Health Properties, Inc. REIT	†	9,405	296,163
Prologis REIT		26,400	1,434,840
Public Storage REIT		3,553	287,047
Rayonier, Inc. REIT	†	2,100	89,166
Regency Centers Corp. REIT		18,900	1,117,368
Simon Property Group, Inc. REIT		23,100	2,076,459
SL Green Realty Corp. REIT	†	2,325	192,324
Taubman Centers, Inc. REIT	†	11,700	569,205
UDR, Inc. REIT		2,801	62,686
Ventas, Inc. REIT		6,062	258,059

			23,227,697

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.		8,499	511,555

Road & Rail—1.6%
J.B. Hunt Transport Services, Inc.	†	8,138	270,833
Kansas City Southern	*†	13,500	593,865
Landstar System, Inc.		1,218	67,258
Ryder System, Inc.		6,721	462,942
Werner Enterprises, Inc.	†	167,158	3,105,795
YRC Worldwide, Inc.	*†	5,149	76,566

			4,577,259

Semiconductors & Semiconductor Equipment—1.5%
Analog Devices, Inc.		469	14,900
Integrated Device Technology, Inc.	*	7,456	74,113
Intersil Corp., Class A		2,700	65,664
LSI Corp.	*	27,019	165,897
Microchip Technology, Inc.	†	61,100	1,865,993
National Semiconductor Corp.		5,425	111,430
PMC—Sierra, Inc.	*	56,100	429,165
Semtech Corp.	*†	80,513	1,132,818
Texas Instruments, Inc.		10,600	298,496
Varian Semiconductor Equipment Associates, Inc.	*†	1,056	36,770

			4,195,246

Software—2.1%
Adobe Systems, Inc.	*	1,214	47,819
Advent Software, Inc.	*†	4,896	176,648
Amdocs Ltd.	*	2,329	68,519
CA, Inc.		16,900	390,221
Cadence Design Systems, Inc.	*	279,600	2,823,960
Check Point Software Technologies (Israel)	*	82,200	1,945,674
Microsoft Corp.		1,700	46,767
Salesforce.com, Inc.	*	817	55,744
Sybase, Inc.	*†	5,624	165,458
Symantec Corp.	*	1,500	29,025

			5,749,835

Specialty Retail—1.0%
Advance Auto Parts, Inc.		24,000	$931,919
Aeropostale, Inc.	*†	8,802	275,767
AutoNation, Inc.	*†	42,500	425,850
Barnes & Noble, Inc.	†	3,200	79,488
Foot Locker, Inc.		5,318	66,209
GameStop Corp., Class A	*	11,407	460,843
Penske Auto Group, Inc.	†	7,557	111,390
PetSmart, Inc.		5,017	100,089
Ross Stores, Inc.		5,001	177,636
TJX Cos, Inc.		800	25,176

			2,654,367

Textiles, Apparel & Luxury Goods—3.0%
Coach, Inc.	*	8,804	254,260
Fossil, Inc.	*†	35,300	1,026,171
Hanesbrands, Inc.	*†	46,900	1,272,866
Jones Apparel Group, Inc.		18,900	259,875
Liz Claiborne, Inc.		600	8,490
Phillips-Van Heusen Corp.		449	16,442
VF Corp.		47,100	3,352,578
Warnaco Group, Inc. (The)	*†	43,654	1,923,832

			8,114,514

Thrifts & Mortgage Finance—1.9%
Hudson City Bancorp, Inc.		56,000	934,080
New York Community Bancorp, Inc.	†	142,197	2,536,794
TFS Financial Corp.	†	4,035	46,766
Washington Federal, Inc.	†	102,428	1,853,947

			5,371,587

Tobacco—0.1%
Altria Group, Inc.		2,772	56,992
UST, Inc.		3,700	202,058

			259,050

Trading Companies & Distributors—1.1%
GATX Corp.		19,500	864,435
United Rentals, Inc.	*	113,000	2,215,930
W.W. Grainger, Inc.		1,472	120,410

			3,200,775

Water Utilities—0.0%
Aqua America, Inc.		1	16

Wireless Telecommunication Services—0.1%
Crown Castle International Corp.	*	2,905	112,511
Leap Wireless International, Inc.	*	1,137	49,084

			161,595

TOTAL COMMON STOCKS (Cost $298,141,931)			272,327,987

CASH EQUIVALENTS—24.3%
Institutional Money Market Funds—24.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	14,437,689	14,437,689
AIM Short-Term Investments Trust Prime Assets Portfolio	††	47,562,656	47,562,656
JPMorgan Prime Money Market Fund, Capital Shares		4,382,309	4,382,309

154	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Select Value Fund

	Shares	Value
CASH EQUIVALENTS—(Continued)
JPMorgan U.S. Government Money Market Fund, Capital Shares	1,323,158	$1,323,158

TOTAL CASH EQUIVALENTS (Cost $67,705,812)		67,705,812

TOTAL INVESTMENTS—122.0% (Cost $365,847,743)		340,033,799
Other assets less liabilities—(22.0%)		(61,305,124)

NET ASSETS—100.0%		$278,728,675

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	155

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—96.5%
Aerospace & Defense—0.4%
Moog, Inc., Class A	*†	34,400	$1,281,056
Rockwell Collins, Inc.		49,700	2,383,612

			3,664,668

Air Freight & Logistics—2.3%
CH Robinson Worldwide, Inc.		78,100	4,283,004
Expeditors International of Washington, Inc.		51,500	2,214,500
FedEx Corp.		112,000	8,824,480
HUB Group, Inc., Class A	*	113,800	3,883,994
UTi Worldwide, Inc. (Virgin Islands, British)	†	184,200	3,674,790

			22,880,768

Airlines—0.1%
Continental Airlines, Inc., Class B	*	119,400	1,207,134

Auto Components—0.3%
Autoliv, Inc. (Sweden)		54,000	2,517,480

Automobiles—1.3%
General Motors Corp.	†	744,400	8,560,600
Harley-Davidson, Inc.	†	110,600	4,010,356

			12,570,956

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.	*†	36,800	2,668,000
Alkermes, Inc.	*†	653,617	8,078,706
Cell Genesys, Inc.	*†	480,900	1,250,340
Cephalon, Inc.	*†	77,200	5,148,468
deCODE genetics, Inc. (Iceland)	*†	240,700	221,444
Incyte Corp. Ltd.	*†	326,400	2,483,904
Myriad Genetics, Inc.	*†	39,300	1,788,936
Regeneron Pharmaceuticals, Inc.	*	66,000	953,040
Senomyx, Inc.	*†	189,623	934,841

			23,527,679

Capital Markets—2.3%
Fortress Investment Group LLC, Class A	†	275,600	3,395,392
GHL Acquisition Corp.	*	65,700	652,401
Greenhill & Co., Inc.	†	39,600	2,132,856
Heckmann Corp.	*	337,400	3,023,104
Invesco Ltd.		166,300	3,987,874
Liberty Acquisition Holdings Corp.	*	70,600	741,300
SEI Investments Co.		160,000	3,763,200
UBS AG (Switzerland)	*	253,050	5,228,013

			22,924,140

Chemicals—1.1%
Ecolab, Inc.		94,900	4,079,751
Intrepid Potash, Inc.	*	25,200	1,657,656
Nalco Holding Co.		258,700	5,471,505

			11,208,912

Commercial Banks—0.2%
National City Corp.	*‡^	161,400	769,878
Signature Bank	*	47,500	1,223,600

			1,993,478

Commercial Services & Supplies—4.7%
Administaff, Inc.	†	113,719	3,171,623
Advisory Board Co. (The)	*†	73,200	2,878,956
Copart, Inc.	*†	113,600	4,864,352
Corporate Executive Board Co.	†	241,000	10,134,050
Dun & Bradstreet Corp.		57,000	4,995,480
Huron Consulting Group, Inc.	*†	55,500	2,516,370
Korn-Ferry International	*†	308,700	4,855,851
Mobile Mini, Inc.	*†	173,600	3,472,000
Resources Connection, Inc.	†	153,300	3,119,655
School Specialty, Inc.	*	48,609	1,445,146
Waste Connections, Inc.	*†	140,050	4,471,796

			45,925,279

Communications Equipment—0.3%
Blue Coat Systems, Inc.	*†	172,700	2,436,797
Finisar Corp.	*†	494,100	587,979

			3,024,776

Computers & Peripherals—3.3%
Dell, Inc.	*	781,000	17,088,280
Lenovo Group Ltd.		9,401,100	6,395,581
Palm, Inc.	†	244,700	1,318,933
Sun Microsystems, Inc.	*	724,000	7,877,120

			32,679,914

Construction & Engineering—0.7%
Quanta Services, Inc.	*	207,400	6,900,198

Construction Materials—1.4%
Cemex SAB de CV ADR (Mexico)	*†	446,257	11,022,548
Martin Marietta Materials, Inc.	†	21,300	2,206,467

			13,229,015

Consumer Finance—0.5%
SLM Corp.	*	226,100	4,375,035

Containers & Packaging—0.3%
Pactiv Corp.	*	137,900	2,927,617

Distributors—0.2%
LKQ Corp.	*	126,700	2,289,469

Diversified Consumer Services—1.4%
Apollo Group, Inc., Class A	*	42,600	1,885,476
Career Education Corp.	*†	357,700	5,225,997
Strayer Education, Inc.		19,000	3,972,330
Universal Technical Institute, Inc.	*†	233,700	2,911,902

			13,995,705

Diversified Telecommunication Services—0.8%
Level 3 Communications, Inc.	*†	2,610,000	7,699,500

Electrical Equipment—1.7%
Ametek, Inc.		66,550	3,142,491
Energy Conversion Devices, Inc.	*	26,300	1,936,732
Evergreen Solar, Inc.	*†	259,900	2,518,431
Roper Industries, Inc.		139,000	9,157,320

			16,754,974

Electronic Equipment & Instruments—0.7%
Jabil Circuit, Inc.		403,000	6,613,230

Energy Equipment & Services—2.2%
BJ Services Co.		100,900	3,222,746

156	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cameron International Corp.	*	77,100	$4,267,485
FMC Technologies, Inc.	*	135,100	10,393,243
W-H Energy Services, Inc.	*	41,800	4,001,932

			21,885,406

Food & Staples Retailing—0.1%
Pantry, Inc. (The)	*†	84,000	895,440

Food Products—0.7%
Marine Harvest (Norway)	*	7,589,500	5,559,051
Smithfield Foods, Inc.	*†	72,100	1,433,348

			6,992,399

Health Care Equipment & Supplies—4.9%
Advanced Medical Optics, Inc.	*	237,600	4,452,624
Arthrocare Corp.	*†	45,000	1,836,450
Conceptus, Inc.	*†	129,900	2,401,851
Edwards Lifesciences Corp.	*	81,300	5,043,852
Hologic, Inc.	*	95,000	2,071,000
Hospira, Inc.	*	107,200	4,299,792
Immucor, Inc.	*†	130,587	3,379,592
Mindray Medical International Ltd. ADR (China)	†	72,900	2,720,628
Resmed, Inc.	*†	249,700	8,924,278
St Jude Medical, Inc.	*	69,800	2,853,424
Stereotaxis, Inc.	*†	95,500	511,880
TomoTherapy, Inc.	*†	98,200	876,926
Varian Medical Systems, Inc.	*	75,600	3,919,860
Zimmer Holdings, Inc.	*	73,900	5,028,895

			48,321,052

Health Care Providers & Services—4.5%
Amerigroup Corp.	*	157,900	3,284,320
Centene Corp.	*†	114,600	1,924,134
Coventry Health Care, Inc.	*	166,350	5,060,367
DaVita, Inc.	*	294,100	15,625,533
Express Scripts, Inc.	*	34,500	2,163,840
Healthways, Inc.	*†	90,000	2,664,000
Henry Schein, Inc.	*†	98,100	5,059,017
Laboratory Corp of America Holdings	*†	44,400	3,091,572
Nighthawk Radiology Holdings, Inc.	*†	82,900	586,932
WellPoint, Inc.	*	92,300	4,399,018

			43,858,733

Hotels, Restaurants & Leisure—1.1%
P.F. Chang’s China Bistro, Inc.	*†	124,100	2,772,394
Panera Bread Co., Class A	*†	92,100	4,260,546
WMS Industries, Inc.	*†	109,400	3,256,838

			10,289,778

Household Durables—0.8%
Lennar Corp., Class A	†	390,600	4,820,004
Pulte Homes, Inc.		141,100	1,358,793
Standard Pacific Corp.	†	539,500	1,823,510

			8,002,307

Household Products—0.3%
Energizer Holdings, Inc.	*	46,400	3,391,376

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	*	135,600	3,059,136

Insurance—6.7%
AMBAC Financial Group, Inc.	†	685,600	918,704
AON Corp.		276,000	12,679,440
Assured Guaranty Ltd. (Bermuda)	†	217,800	3,918,222
Fairfax Financial Holdings Ltd. (Canada)		47,000	11,933,300
Markel Corp.	*	4,100	1,504,700
Montpelier Re Holdings Ltd. (Bermuda)	†	276,500	4,078,375
Nipponkoa Insurance Co. Ltd. (Japan)		1,260,000	10,942,965
RenaissanceRe Holdings Ltd. (Bermuda)		95,900	4,283,853
Tokio Marine Holdings, Inc. (Japan)		272,000	10,601,229
XL Capital Ltd., Class A (Bermuda)		231,400	4,757,584

			65,618,372

Internet & Catalog Retail—2.2%
Amazon.com, Inc.	*	72,435	5,311,659
Blue Nile, Inc.	*†	23,700	1,007,724
Expedia, Inc.	*	302,932	5,567,890
Liberty Media Corp.—Interactive, Class A	*	671,275	9,908,019

			21,795,292

Internet Software & Services—2.2%
Ariba, Inc.	*†	115,900	1,704,889
Digital River, Inc.	*†	48,800	1,882,704
eBay, Inc.	*	364,000	9,948,120
LivePerson, Inc.	*†	219,600	617,076
SkillSoft plc ADR (Ireland)	*†	230,900	2,087,336
VeriSign, Inc.	*†	144,100	5,446,980

			21,687,105

IT Services—5.3%
Accenture Ltd., Class A (Bermuda)		158,500	6,454,120
Alliance Data Systems Corp.	*†	89,300	5,049,915
DST Systems, Inc.	*†	150,710	8,296,585
Global Cash Access Holdings, Inc.	*†	64,500	442,470
Global Payments, Inc.		279,800	13,038,680
Heartland Payment Systems, Inc.		201,900	4,764,840
NeuStar, Inc., Class A	*†	300,100	6,470,156
RightNow Technologies, Inc.	*†	296,300	4,050,421
Total System Services, Inc.		132,500	2,944,150

			51,511,337

Leisure Equipment & Products—0.3%
Pool Corp.	†	141,300	2,509,488

Life Sciences Tools & Services—0.9%
Affymetrix, Inc.	*†	274,000	2,819,460
Exelixis, Inc.	*†	228,900	1,144,500
Illumina, Inc.	*	56,300	4,904,293

			8,868,253

Machinery—2.7%
Actuant Corp., Class A	†	288,100	9,031,935
Bucyrus International, Inc., Class A		37,600	2,745,552
Colfax Corp.	*	29,400	737,646
Harsco Corp.		71,700	3,901,197
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		70,700	2,646,301
ITT Corp.		45,200	2,862,516

See accompanying notes to financial statements.	157

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Joy Global, Inc.		32,300	$2,449,309
Oshkosh Corp.	†	76,600	1,584,854

			25,959,310

Media—7.1%
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	24,900	2,254,197
DIRECTV Group, Inc. (The)	*	389,000	10,078,990
Discovery Holding Co., Class A	*	308,000	6,763,680
Focus Media Holding Ltd. ADR (China)	*†	81,300	2,253,636
Lamar Advertising Co., Class A	*†	137,500	4,954,125
Liberty Media Corp.—Entertainment, Series A	*	736,820	17,853,149
National CineMedia, Inc.	†	200,800	2,140,528
Virgin Media, Inc.	†	306,600	4,172,826
Walt Disney Co. (The)		615,000	19,188,000

			69,659,131

Metals & Mining—0.1%
Cleveland-Cliffs, Inc.		11,400	1,358,766

Multiline Retail—0.4%
Sears Holdings Corp.	*†	58,700	4,323,842

Oil, Gas & Consumable Fuels—5.4%
Bill Barrett Corp.	*	55,200	3,279,432
Chesapeake Energy Corp.		268,000	17,677,280
Denbury Resources, Inc.	*	214,600	7,832,900
Encore Acquisition Co.	*	71,899	5,406,086
Forest Oil Corp.	*	87,600	6,526,200
Range Resources Corp.		91,800	6,016,572
Ultra Petroleum Corp.	*	57,800	5,675,960

			52,414,430

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)	†	113,400	4,394,250

Pharmaceuticals—1.4%
Far East Pharmaceutical Tech (Hong Kong)	*‡d	615,260	—
Medicis Pharmaceutical Corp., Class A	†	182,600	3,794,428
Shire Ltd. ADR (United Kingdom)	†	163,600	8,037,668
XenoPort, Inc.	*	46,400	1,810,992

			13,643,088

Real Estate Investment Trusts (REIT)—1.5%
CapitalSource, Inc. REIT	†	293,900	3,256,412
Chimera Investment Corp. REIT	†	419,300	3,777,893
Hatteras Financial Corp. REIT		317,700	7,303,923

			14,338,228

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.		38,300	2,305,277
St. Joe Co. (The)	†	63,400	2,175,888

			4,481,165

Semiconductors & Semiconductor Equipment—4.9%
Analog Devices, Inc.		268,000	8,514,360
ASML Holding NV (NY Reg Shs), Class G (Netherlands)	†	70,600	1,722,640
Broadcom Corp., Class A	*	125,400	3,422,166
Cymer, Inc.	*†	26,199	704,229
FEI Co.	*†	155,200	3,535,456
Integrated Device Technology, Inc.	*	487,200	4,842,768
Intersil Corp., Class A	†	109,500	2,663,040
Maxim Integrated Products, Inc.		155,600	3,290,940
Microchip Technology, Inc.	†	99,800	3,047,892
National Semiconductor Corp.		285,500	5,864,170
Nvidia Corp.	*	146,400	2,740,608
PMC—Sierra, Inc.	*†	381,900	2,921,535
Semtech Corp.	*†	156,100	2,196,327
Silicon Laboratories, Inc.	*	65,200	2,353,068

			47,819,199

Software—5.6%
Amdocs Ltd.	*†	470,800	13,850,936
Blackboard, Inc.	*†	48,900	1,869,447
Bottomline Technologies, Inc.	*†	82,900	806,617
CA, Inc.		195,200	4,507,168
Electronic Arts, Inc.	*	157,000	6,975,510
Factset Research Systems, Inc.	†	108,900	6,137,604
Jack Henry & Associates, Inc.	†	177,900	3,849,756
Red Hat, Inc.	*	455,800	9,430,502
Symyx Technologies	*†	94,000	656,120
Taleo Corp., Class A	*	150,000	2,938,500
Verint Systems, Inc.	*	40,100	941,548
Wind River Systems, Inc.	*†	277,000	3,016,530

			54,980,238

Specialty Retail—2.3%
A.C. Moore Arts & Crafts, Inc.	*†	100,500	708,525
AnnTaylor Stores Corp.	*†	203,200	4,868,672
Christopher & Banks Corp.	†	151,200	1,028,160
Collective Brands, Inc.	*†	391,600	4,554,308
O’Reilly Automotive, Inc.	*†	198,800	4,443,180
Tiffany & Co.		101,900	4,152,425
Zumiez, Inc.	*	156,400	2,593,112

			22,348,382

Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc.	*†	79,100	955,528

Thrifts & Mortgage Finance—0.5%
Downey Financial Corp.	†	283,300	784,741
Freddie Mac		257,900	4,229,560

			5,014,301

Trading Companies & Distributors—0.8%
Fastenal Co.	†	94,400	4,074,304
Interline Brands, Inc.	*†	234,100	3,729,213

			7,803,517

Wireless Telecommunication Services—3.8%
American Tower Corp., Class A	*	243,900	10,304,775
NII Holdings, Inc., Class B	*†	256,345	12,173,824
SBA Communications Corp., Class A	*	298,100	10,734,581
Sprint Nextel Corp.		373,100	3,544,450

			36,757,630

TOTAL COMMON STOCKS (Cost $978,482,169)			943,846,406

158	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
CONVERTIBLE PREFERRED STOCKS—0.6%
Commercial Banks—0.5%
National City Corp.	*‡	1,080,000	$4,894,020

Thrifts & Mortgage Finance—0.1%
Thornburg Mortgage, Inc., Perpetual Bond, Series F		212,400	870,840

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,534,755)			5,764,860

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.3%
Capital Markets—0.3%
Downey Financial Corp.
6.500%	07/01/2014	†
(Cost $3,151,068)			$4,409,000	3,327,137

		Shares	Value
CASH EQUIVALENTS—26.3%
Institutional Money Market Funds—26.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	90,160,602	90,160,602
AIM Short-Term Investments Trust Prime Assets Portfolio	††	139,673,561	139,673,561
JPMorgan Prime Money Market Fund, Capital Shares		19,154,417	19,154,417
JPMorgan U.S. Government Money Market Fund, Capital Shares		7,739,294	7,739,294

TOTAL CASH EQUIVALENTS (Cost $256,727,874)			256,727,874

TOTAL INVESTMENTS—123.7% (Cost $1,248,895,866)			1,209,666,277
Other assets less liabilities—(23.7%)			(231,713,774)

NET ASSETS—100.0%			$977,952,503

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the board of directors.
^	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.1% of Total Investments.
d	Security has no market value at 06/30/2008.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	159

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Discovery Fund

		Shares	Value
COMMON STOCKS—47.1%
Aerospace & Defense—0.3%
Allen-Vanguard Corp. (Canada)	*	222,700	$556,914

Biotechnology—3.3%
Arena Pharmaceuticals, Inc.	*†	135,300	702,207
Ariad Pharmaceuticals, Inc.	*†	270,300	648,720
CV Therapeutics, Inc.	*	125,500	1,032,865
Human Genome Sciences, Inc.	*†	168,300	876,843
Incyte Corp. Ltd.	*†	109,500	833,295
Rigel Pharmaceuticals, Inc.	*†	51,900	1,176,055

			5,269,985

Building Products—0.3%
NCI Building Systems, Inc.	*†	11,200	411,376

Capital Markets—1.7%
Canaccord Capital, Inc. (Canada)		50,900	396,837
Evercore Partners, Inc., Class A	†	46,626	442,947
Gluskin Sheff + Associates, Inc. (Canada)		34,700	666,981
GMP Capital Trust (Canada)		37,300	581,897
Highbury Financial, Inc.	*†	14,800	37,000
Uranium Participation Corp. (Canada)	*	63,600	608,120

			2,733,782

Chemicals—0.4%
OM Group, Inc.	*†	18,500	606,615

Commercial Services & Supplies—1.0%
CRA International, Inc.	*†	24,400	882,060
GeoEye, Inc.	*†	39,000	690,690

			1,572,750

Communications Equipment—2.2%
Harris Stratex Networks, Inc., Class A	*	94,465	896,473
NETGEAR, Inc.	*	45,000	623,700
Parkervision, Inc.	*†	72,713	722,040
SeaChange International, Inc.	*†	77,400	554,184
Sierra Wireless, Inc. (Canada)	*†	58,000	846,800

			3,643,197

Computers & Peripherals—2.0%
Hutchinson Technology, Inc.	*†	38,500	517,440
Imation Corp.	†	39,400	903,048
Novatel Wireless, Inc.	*†	95,400	1,061,802
Palm, Inc.	†	147,000	792,330

			3,274,620

Construction & Engineering—0.6%
Orion Marine Group, Inc.	*†^	67,000	946,710

Consumer Finance—0.9%
Dollar Financial Corp.	*†	50,700	766,077
World Acceptance Corp.	*†	19,800	666,666

			1,432,743

Diversified Consumer Services—0.5%
Regis Corp.		28,500	750,975

Diversified Telecommunication Services—1.0%
Fairpoint Communications, Inc.	†	114,709	827,052
Globalstar, Inc.	*†	277,500	785,325

			1,612,377

Electronic Equipment & Instruments—1.7%
OSI Systems, Inc.	*†	31,500	674,730
Park Electrochemical Corp.	†	34,000	826,540
TTM Technologies, Inc.	*	63,600	840,156
Zygo Corp.	*†	46,100	453,163

			2,794,589

Energy Equipment & Services—1.9%
Basic Energy Services, Inc.	*†	24,100	759,150
Complete Production Services, Inc.	*†	19,700	717,474
Hercules Offshore, Inc.	*	21,600	821,232
Superior Well Services, Inc.	*†	23,100	732,501

			3,030,357

Entertainment—0.3%
Thunderbird Resorts, Inc.	*‡^	59,200	455,840

Food Products—0.8%
Cosan SA Industria e Comercio (Brazil)		27,800	479,490
Lance, Inc.	†	41,600	780,832

			1,260,322

Health Care Equipment & Supplies—0.5%
Micrus Endovascular Corp.	*†	58,872	825,385

Health Care Providers & Services—1.3%
Amsurg Corp.	*†	31,900	776,765
Odyssey HealthCare, Inc.	*†	66,200	644,788
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)		48,300	753,228

			2,174,781

Household Durables—0.2%
Tecnisa SA (Brazil)		53,500	266,649

Independent Power Producers & Energy Traders—0.1%
PNOC Energy Development Corp. (Philippines)		1,736,000	200,591

Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		22,000	717,420
RAM Holdings Ltd. (Bermuda)	*†	56,500	56,500

			773,920

Internet & Catalog Retail—0.4%
Shutterfly, Inc.	*†	58,000	708,180

Internet Software & Services—0.5%
Knot, Inc. (The)	*†	82,000	801,960

Life Sciences Tools & Services—0.5%
Exelixis, Inc.	*†	176,600	883,000

Machinery—0.3%
Force Protection, Inc.	*†	128,900	426,659

Metals & Mining—4.3%
AMCOL International Corp.	†	27,500	782,650
Carpenter Technology Corp.		18,400	803,160
Frontera Copper Corp. (Canada)	*	178,000	523,683
Grupo Simec SAB de CV ADR (Mexico)	*†	40,100	676,888
Horsehead Holding Corp.	*	83,600	1,016,577

160	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Katanga Mining Ltd. (Canada)	*	73,800	$943,036
Schnitzer Steel Industries, Inc., Class A		5,700	653,220
Universal Stainless & Alloy Products, Inc.	*†	21,000	777,840
Western Goldfields, Inc. (Canada)	*†	379,700	888,498

			7,065,552

Multiline Retail—0.2%
Retail Ventures, Inc.	*†	87,785	403,811

Oil, Gas & Consumable Fuels—7.4%
Arlington Tankers Ltd.	†	41,685	967,926
ATP Oil & Gas Corp.	*†	24,500	967,015
BPZ Resources, Inc.	*	43,300	1,273,019
Cano Petroleum, Inc.	*	61,500	488,310
Encore Acquisition Co.	*	10,100	759,419
Energy Partners Ltd.	*	75,000	1,119,000
Infinity Bio-Energy Ltd. (United Kingdom)	*‡	146,765	565,045
Mahalo Energy Ltd. (Canada)	*	83,900	218,040
Nova Biosource Fuels, Inc.	*†	401,150	268,771
Oilsands Quest, Inc. (Canada)	*†	133,300	866,450
OPTI Canada, Inc. (Canada)	*	35,400	801,942
Rentech, Inc.	*	333,278	633,228
StealthGas, Inc.		54,800	773,228
Swift Energy Co.	*†	13,500	891,810
Synenco Energy, Inc., Class A (Canada)	*	130,700	1,152,293
Uranium One, Inc. (Canada)	*	81,200	382,230

			12,127,726

Pharmaceuticals—0.5%
Medicines Co. (The)	*†	40,800	808,656

Real Estate Investment Trusts (REIT)—2.6%
Anworth Mortgage Asset Corp. REIT		70,200	457,002
Capstead Mortgage Corp. REIT		61,100	662,935
Dundee Real Estate Investment Trust REIT (Canada)		14,500	443,944
Hatteras Financial Corp. REIT		21,500	494,285
Hersha Hospitality Trust REIT	†	106,748	805,947
Investors Real Estate Trust REIT	†	83,700	798,498
MFA Mortgage Investments, Inc. REIT		118,200	770,664

			4,433,275

Real Estate Management & Development—1.1%
Agra Empreendimentos Imobiliarios SA (Brazil)	*	49,100	271,672
Brasil Brokers Participacoes SA (Brazil)	*	300	265,032
General Shopping Brasil SA (Brazil)	*	37,500	283,045
Grubb & Ellis Co.	†	170,000	654,500
Invest Tur Brasil—Desenvolvimento Imobiliario Turistico SA (Brazil)	*	700	355,786

			1,830,035

Semiconductors & Semiconductor Equipment—2.5%
Asyst Technologies, Inc.	*†	170,000	606,900
DSP Group, Inc.	*	102,200	715,400
Microsemi Corp.	*†	19,300	485,974
MIPS Technologies, Inc., Class A	*†	135,677	508,789
PMC—Sierra, Inc.	*	105,700	808,605
Rudolph Technologies, Inc.	*†	91,500	704,550

			3,830,218

Software—0.5%
JDA Software Group, Inc.	*	41,800	756,580

Specialty Retail—1.8%
Casual Male Retail Group, Inc.	*†	161,500	492,575
Cato Corp. (The), Class A	†	40,900	582,416
Charming Shoppes, Inc.	*†	128,100	587,979
DSW, Inc., Class A	*†	63,400	746,851
Eddie Bauer Holdings, Inc.	*	119,037	494,004

			2,903,825

Textiles, Apparel & Luxury Goods—0.3%
Gildan Activewear, Inc., Class A (Canada)	*†	18,500	478,780

Thrifts & Mortgage Finance—0.1%
FirstFed Financial Corp.	*†	17,100	137,484

Trading Companies & Distributors—1.8%
H&E Equipment Services, Inc.	*†	46,300	556,526
RSC Holdings, Inc.	*†	71,000	657,460
TAL International Group, Inc.	†	36,453	828,941
Textainer Group Holdings Ltd. (Bermuda)	†	47,200	921,816

			2,964,743

Water Utilities—0.2%
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)		13,500	250,361

Wireless Telecommunication Services—0.6%
Centennial Communications Corp.	*†	148,300	1,036,617

TOTAL COMMON STOCKS (Cost $91,595,479)			76,441,940

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—7.8%
Biotechnology—0.4%
Amgen, Inc.
4.000%	11/18/2009		$690,000	690,977

Capital Markets—0.9%
Citigroup, Inc.
4.125%	02/22/2010		430,000	426,185
JPMorgan Chase & Co.
6.750%	02/01/2011		430,000	446,568
World Savings Bank, FSB
4.500%	06/15/2009		430,000	429,635

				1,302,388

Commercial Banks—0.8%
Bank of America Corp.
4.375%	12/01/2010	†	430,000	428,778

See accompanying notes to financial statements.	161

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
US Bancorp
3.170%	05/06/2010	#	$400,000	$399,548
Wells Fargo & Co.
5.300%	08/26/2011		430,000	437,782

				1,266,108

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	412,088

Computers & Peripherals—0.3%
International Business Machines Corp.
4.950%	03/22/2011		400,000	409,953

Diversified Financial Services—1.4%
General Electric Capital Corp. (MTN)
4.250%	09/13/2010		1,100,000	1,109,878
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		400,000	403,224
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		450,000	459,081
Unilever Capital Corp.
7.125%	11/01/2010		410,000	437,754

				2,409,937

Diversified Telecommunication Services—1.1%
BellSouth Corp.
4.200%	09/15/2009		950,000	952,213
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	402,619
Verizon Global Funding Corp.
7.250%	12/01/2010		400,000	424,892

				1,779,724

Electric Utilities—0.5%
Duke Energy Corp.
6.250%	01/15/2012		400,000	417,830
Exelon Corp.
6.750%	05/01/2011		260,000	267,276
Exelon Generation Co. LLC
6.950%	06/15/2011		155,000	160,310

				845,416

Media—0.5%
Comcast Corp.
5.450%	11/15/2010		720,000	732,321

Pharmaceuticals—0.2%
Abbott Laboratories
5.375%	05/15/2009		300,000	305,588

Retail—0.9%
CVS Caremark Corp.
4.000%	09/15/2009		690,000	686,454
Wal-Mart Stores, Inc.
6.875%	08/10/2009		750,000	777,778

				1,464,232

Software—0.2%
Oracle Corp.
5.000%	01/15/2011		510,000	520,238

Wireless Telecommunication Services—0.3%
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		500,000	522,682

TOTAL CORPORATE OBLIGATIONS (Cost $12,666,593)				12,661,652

U.S. GOVERNMENT AGENCY OBLIGATIONS—21.7%
U.S. Government Agencies-Mortgage Backed—21.7%
Fannie Mae
5.773%	11/01/2035	#	626,434	642,746
4.875%	10/15/2009		2,000,000	2,013,220
4.375%	09/13/2010		7,000,000	7,162,239
3.500%	04/28/2011		2,500,000	2,494,705
3.250%	02/10/2010	†	1,490,000	1,495,714
3.000%	04/28/2010		4,000,000	3,990,787
Fannie Mae REMICS,
Series 2004-45, Class NV
4.125%	12/25/2025		1,651,855	1,653,170
Federal Home Loan Bank
5.000%	09/18/2009	†	1,460,000	1,496,426
2.200%	04/01/2009		760,000	757,152
Federal Home Loan Mortgage Corp.
5.000%	06/15/2024		836,054	843,995
3.000%	04/01/2011		1,800,000	1,777,144
2.875%	06/28/2010		1,010,000	1,004,025
Freddie Mac
5.750%	03/15/2009		1,500,000	1,530,687
4.750%	11/03/2009	†	7,000,000	7,167,089
Government National Mortgage Association,
Series 2005-58, Class NJ
4.500%	08/20/2035		1,241,829	1,248,092

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,011,872)				35,277,191

U.S. TREASURY OBLIGATIONS—15.2%
U.S. Treasury Note—15.2%
U.S. Treasury Note
4.625%	07/31/2009		3,110,000	3,184,351
4.500%	11/15/2010	†	2,100,000	2,186,791
4.500%	02/28/2011	†	1,500,000	1,564,220
4.500%	05/15/2010	†‡‡	12,047,000	12,475,234
3.875%	09/15/2010	†	5,103,000	5,236,959

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,205,959)				24,647,555

MUNICIPAL OBLIGATIONS—1.6%
Municipal—1.6%
City of New York, NY, General Obligation, Class A
6.500%	05/15/2011		1,600,000	1,730,304
State of North Carolina, General Obligation
5.000%	03/01/2010		900,000	934,713

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,650,864)				2,665,017

162	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—0.5%
Government Issued—0.5%
Export Development Canada
3.750%	07/15/2011		$475,000	$478,180
Province of Ontario, Canada
2.750%	02/22/2011		400,000	391,562

				869,742

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $873,055)				869,742

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—2.3%
Mortgage Backed—2.3%
Harborview Mortgage Loan Trust,
Series 2005-14, Class 3A1A
5.300%	12/19/2035	#	1,649,133	1,623,929
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
3.299%	03/25/2044	#	1,713,451	1,627,519
WaMu Mortgage Pass Through Certificates,
Series 2006-AR12, Class 1A1
6.069%	10/25/2036	#	571,532	567,583

				3,819,031

TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $3,829,886)				3,819,031

			Shares	Value
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc.,
Expires 12/5/2009		*
(Cost $—)			7,000	14,000

CASH EQUIVALENTS—26.6%
Institutional Money Market Funds—26.6%
AIM Short-Term Investments Trust Liquid Assets Portfolio		††	8,710,080	8,710,080
AIM Short-Term Investments Trust Prime Assets Portfolio		††	31,846,775	31,846,775
JPMorgan Prime Money Market Fund, Capital Shares			793,624	793,624
JPMorgan U.S. Government Money Market Fund, Capital Shares			1,910,105	1,910,105

TOTAL CASH EQUIVALENTS (Cost $43,260,584)				43,260,584

TOTAL INVESTMENTS—122.8% (Cost $214,094,292)				199,656,712
Other assets less liabilities—(22.8%)				(37,133,058)

NET ASSETS—100.0%				$162,523,654

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of security on loan.
^	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.7% of Total Investments.
‡	Security valued at fair value as determined by policies approved by the board of directors.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	163

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—95.6%
Australia—2.7%
Amcor Ltd.		156,141	$756,425
ASX Ltd.		23,900	719,626
Babcock & Brown Infrastructure Group		173,414	112,860
Brambles Ltd.		92,122	771,053
Foster’s Group Ltd.		76,011	369,522
Gloucester Coal Ltd.		174,400	2,160,079
Incitec Pivot Ltd.		18,900	3,346,621
JB Hi-Fi Ltd.		94,400	945,982
Macquarie Group Ltd.	†	16,345	760,948
Newcrest Mining Ltd.		57,168	1,586,579
QBE Insurance Group Ltd.		27,080	582,250
Straits Resources Ltd.		158,000	1,034,259
Telstra Corp. Ltd.		225,481	916,212
Toll Holdings Ltd.		45,696	264,422
Wesfarmers Ltd.		22,500	804,025
Westpac Banking Corp.		30,000	576,209
Woodside Petroleum Ltd.		108,300	7,000,092
Woolworths Ltd.		75,404	1,767,080
WorleyParsons Ltd.		101,500	3,677,698

			28,151,942

Austria—0.4%
Raiffeisen International Bank Holding AG	†	18,879	2,398,599
Telekom Austria AG		25,500	552,551
Verbund—Oesterreichische Elektrizitaetswirtschafts AG, Class A		16,300	1,455,494

			4,406,644

Belgium—0.8%
Delhaize Group		13,512	905,009
Fortis		45,100	717,276
InBev NV		26,900	1,859,892
KBC Groep NV		31,100	3,437,832
UCB SA		15,794	582,664
Umicore		18,007	885,647

			8,388,320

Bermuda—0.7%
Seadrill Ltd.		234,492	7,157,425

Brazil—0.6%
Bovespa Holding SA		33,000	407,585
Petroleo Brasileiro SA, Class A ADR		47,397	2,746,656
Redecard SA		92,388	1,707,026
Vivo Participacoes SA ADR	*†	171,218	1,088,946

			5,950,213

Canada—6.3%
Barrick Gold Corp.		96,800	4,404,400
Cameco Corp.		33,900	1,456,134
Canadian Natural Resources Ltd.		72,800	7,199,325
Canadian Pacific Railway Ltd.		80,975	5,355,687
EnCana Corp.		50,900	4,660,218
Fairfax Financial Holdings Ltd.		9,200	2,354,810
Fording Canadian Coal Trust		14,500	1,386,437
Freehold Royalty Trust		79,600	1,872,712
Inmet Mining Corp.		11,400	756,646
Laurentian Bank of Canada		19,200	789,691
Manulife Financial Corp.		19,900	695,924
Methanex Corp.		4,800	135,663
Onex Corp.		21,800	642,006
Potash Corp of Saskatchewan		70,900	16,448,772
Research In Motion Ltd.	*	77,500	9,096,769
Shaw Communications, Inc., Class B		45,400	926,967
Shoppers Drug Mart Corp.		21,500	1,178,420
Suncor Energy, Inc.		114,400	6,641,640

			66,002,221

China—0.8%
Angang Steel Co. Ltd., Class H		369,100	743,345
China Construction Bank Corp., Class H	†	3,037,372	2,450,919
China Life Insurance Co. Ltd., Class H		232,700	810,712
China Petroleum & Chemical Corp., Class H		1,882,600	1,759,703
China Shenhua Energy Co. Ltd.		208,000	818,623
Industrial & Commercial Bank of China, Class H		1,066,000	728,852
Shanghai Electric Group Co. Ltd., Class H	*†	2,135,866	1,047,628

			8,359,782

Denmark—0.2%
A P Moller—Maersk A/S, Class B		58	707,428
Novo Nordisk A/S, Class B		16,000	1,053,288

			1,760,716

Finland—1.4%
Fortum Oyj		180,502	9,136,191
Nokia Oyj		181,800	4,443,712
Rautaruukki Oyj		15,500	703,601
UPM-Kymmene Oyj		7,658	124,779

			14,408,283

France—9.7%
Accor SA		9,700	644,369
Air Liquide		9,724	1,280,169
Alstom SA		20,765	4,761,526
Altamir Amboise		202,000	2,061,572
AXA SA		57,419	1,691,897
Beneteau SA		30,900	671,359
BNP Paribas		55,670	5,011,236
Bouygues		153,691	10,140,023
Carrefour SA		19,200	1,082,260
Cie Generale d’Optique Essilor International SA		56,000	3,415,953
Compagnie Generale des Etablissements Michelin, Class B		13,900	993,932
Dassault Systemes SA	†	12,300	746,695
Electricite de France		82,556	7,820,589
Esso SA Francaise		4,970	1,251,774
France Telecom SA		138,100	4,050,058
Groupe Danone	†	33,400	2,337,132
IMS-Intl Metal Service		24,500	827,056
Lafarge SA		9,500	1,448,627
L’Oreal SA		55,400	6,009,021
LVMH Moet Hennessy Louis Vuitton SA		78,261	8,163,927
Manutan (Societe)		9,000	651,092
Oberthur Technologies		140,500	967,489
PagesJaunes Groupe	†	18,853	275,750
Pernod-Ricard SA		19,200	1,959,260
Peugeot SA	†	79,600	4,299,351

164	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Renault SA		6,400	$520,873
Rhodia SA		19,008	347,774
Sanofi-Aventis SA		44,800	2,976,906
Schneider Electric SA		5,358	576,403
Societe Generale		17,437	1,511,768
Suez SA		25,400	1,721,801
Technip SA		48,751	4,498,708
Total Gabon		1,200	853,232
Total SA		30,040	2,556,954
Vallourec		6,695	2,341,438
Veolia Environnement		50,675	2,829,039
Vinci SA		97,142	5,931,864
Vivendi Universal SA		53,200	2,005,973

			101,234,850

Germany—7.6%
Adidas AG		49,000	3,085,663
Allianz SE (Registered)		35,260	6,202,338
Bayer AG	†	116,496	9,801,756
Commerzbank AG	†	23,275	691,448
Continental AG	†	6,600	679,330
Daimler AG		95,421	5,918,558
Deutsche Bank AG (Registered)	†	11,532	995,497
Deutsche Boerse AG		35,400	4,001,617
E.ON AG		18,839	3,796,886
Fraport AG Frankfurt Airport Services Worldwide	†	44,938	3,045,691
Fresenius Medical Care AG & Co. KGaA		16,100	887,061
Hypo Real Estate Holding AG	†	31,013	872,604
K+S AG		2,100	1,209,094
Linde AG		39,784	5,588,068
MAN AG		9,100	1,009,047
Muenchener Rueckversicherungs AG		22,400	3,928,816
Q-Cells AG	*	6,300	638,196
RWE AG	†	26,059	3,290,099
Salzgitter AG		41,500	7,602,265
SAP AG	†	83,800	4,385,868
ThyssenKrupp AG		13,600	853,189
Volkswagen AG	†	13,300	3,841,681
Wacker Chemie AG		33,894	7,080,754

			79,405,526

Hong Kong—4.9%
Bank of East Asia Ltd.		837,800	4,555,088
China Merchants Holdings International Co. Ltd.		281,800	1,090,649
China Mobile Ltd.		244,000	3,275,174
China Overseas Land & Investment Ltd.		168,000	266,290
China Resources Land Ltd.		1,295,700	1,799,193
CLP Holdings Ltd.		480,000	4,116,384
CNOOC Ltd.		2,750,000	4,773,757
Hang Lung Group Ltd.		183,000	816,185
Hang Seng Bank Ltd.		346,000	7,305,485
Hengan International Group Co. Ltd.		390,000	1,150,790
Hong Kong & China Gas Co. Ltd.		1,837,000	4,371,263
Hutchison Whampoa Ltd.		909,998	9,176,697
Jardine Matheson Holdings Ltd.		26,000	807,997
Li & Fung Ltd.		102,400	308,988
Noble Group Ltd.		772,800	1,352,632
NWS Holdings Ltd.		665,796	1,738,635
Public Financial Holdings Ltd.		820,000	539,715
Sun Hung Kai Properties Ltd.		204,800	2,784,065
Swire Pacific Ltd.		4,500	46,061
Wing Lung Bank		69,000	1,355,359

			51,630,407

India—0.0%
ICICI Bank Ltd. ADR	*†	10,258	295,020

Indonesia—0.0%
Telekomunikasi Indonesia Tbk PT		367,500	293,503

Ireland—0.4%
Allied Irish Banks plc		41,200	634,928
CRH plc		111,621	3,244,104

			3,879,032

Italy—1.6%
Enel SpA	†	70,600	669,740
ENI SpA		194,219	7,215,288
Fiat SpA		140,200	2,282,023
IFIL—Investments SpA	†	415,100	2,682,549
Intesa Sanpaolo SpA		303,149	1,723,352
Saipem SpA		39,200	1,832,113

			16,405,065

Japan—22.8%
Advantest Corp.	†	73,500	1,549,238
Aeon Co. Ltd.		241,200	2,985,727
Aeon Mall Co. Ltd.	†	116,500	3,446,236
Ain Pharmaciez, Inc.		8,100	137,125
Aisin Seiki Co. Ltd.		122,600	4,027,250
Ajinomoto Co., Inc.	†	66,000	625,280
Aloka Co. Ltd.		54,900	757,308
Apamanshop Holdings Co. Ltd.	†	3,473	713,797
Astellas Pharma, Inc.		72,000	3,061,813
Atrium Co. Ltd.	†	59,000	592,521
Canon, Inc.		138,750	7,142,284
Chiyoda Corp.	†	92,000	1,000,397
Chugai Pharmaceutical Co. Ltd.	†	119,000	1,902,780
Citizen Holdings Co. Ltd.	†	80,000	610,311
Credit Saison Co. Ltd.	†	108,525	2,276,493
Daikin Industries Ltd.		68,000	3,438,274
Daito Trust Construction Co. Ltd.		71,000	3,443,578
Daiwa House Industry Co. Ltd.		20,000	188,275
Denso Corp.		169,300	5,830,926
East Japan Railway Co.		83	676,061
Eisai Co. Ltd.		73,000	2,578,649
Elpida Memory, Inc.	*†	44,500	1,427,156
Fanuc Ltd.		67,700	6,620,875
Fuji Machine Manufacturing Co. Ltd.		49,400	986,458
FUJIFILM Holdings Corp.		40,800	1,405,377
Fujitsu Frontech Ltd.		86,700	823,089
Fukuoka Financial Group, Inc.		149,000	673,561
Futaba Industrial Co. Ltd.	†	57,500	1,330,628
Heiwa Corp.		70,000	741,725
Hirose Electric Co. Ltd.	†	24,700	2,481,814
Hitachi Capital Corp.		60,000	966,389
Hitachi Ltd.		126,000	907,386
Honda Motor Co. Ltd.		169,995	5,801,363
HOYA Corp.		174,600	4,044,118
Idemitsu Kosan Co. Ltd.		600	53,360
Inpex Holdings, Inc.		143	1,805,852

See accompanying notes to financial statements.	165

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
ITOCHU Corp.		548,000	$5,842,649
Japan Tobacco, Inc.		1,173	5,002,677
JGC Corp.		46,000	905,817
JS Group Corp.		18,400	292,962
Jupiter Telecommunications Co. Ltd.		2,586	2,006,052
Keiyo Co. Ltd.	†	105,000	506,064
Keyence Corp.		29,800	7,103,520
KK daVinci Holdings	*†	899	621,523
Marubeni Corp.		495,000	4,128,790
Matsushita Electric Industrial Co. Ltd.		61,000	1,305,021
MID Reit, Inc. REIT	†	614	2,001,859
Miraca Holdings, Inc.		131,000	3,138,505
Mitsubishi Corp.		37,800	1,245,537
Mitsubishi Estate Co. Ltd.		205,900	4,714,003
Mitsubishi Heavy Industries Ltd.	†	635,700	3,036,279
Mitsubishi UFJ Financial Group, Inc.		655,400	5,792,061
Mitsui & Co. Ltd.		613,241	13,534,897
Mitsui Fudosan Co. Ltd.		93,046	1,991,462
Mitsui OSK Lines Ltd.		51,000	727,360
Mitsui Sumitomo Insurance Group Holdings, Inc.	*	26,100	902,059
Mizuho Financial Group, Inc.		862	4,010,743
Murata Manufacturing Co. Ltd.		28,200	1,330,436
Nintendo Co. Ltd.		8,900	5,046,954
Nippon Electric Glass Co. Ltd.		31,500	547,533
Nissan Motor Co. Ltd.		178,800	1,485,020
Nitto Denko Corp.		54,000	2,075,781
Nomura Holdings, Inc.		270,800	4,010,107
Oracle Corp. Japan	†	13,200	538,143
Oriental Yeast Co. Ltd.		156,000	912,168
ORIX Corp.		29,810	4,269,595
Raysum Co. Ltd.		640	426,170
Rohm Co. Ltd.		30,400	1,755,273
SBI Holdings, Inc.		2,790	610,630
Secom Co. Ltd.		68,000	3,312,158
SFCG Co. Ltd.	†	18,680	2,229,329
Shimamura Co. Ltd.		33,900	2,090,267
Shin-Etsu Chemical Co. Ltd.		62,600	3,884,647
SMC Corp.		17,200	1,887,804
Softbank Corp.	†	378,800	6,387,677
Sumitomo Chemical Co. Ltd.		249,300	1,570,610
Sumitomo Corp.		546,800	7,184,005
Sumitomo Mitsui Financial Group, Inc.		774	5,820,641
Sumitomo Realty & Development Co. Ltd.		47,000	934,975
Suzuki Motor Corp.	†	206,050	4,880,204
Takeda Pharmaceutical Co. Ltd.		68,500	3,483,875
THK Co. Ltd.		35,900	698,563
TOA Corp.		75,000	462,738
Token Corp.	†	96,000	4,088,682
Tokio Marine Holdings, Inc.		160,700	6,263,300
Tokyo Electron Ltd.		30,800	1,776,176
Tokyo Gas Co. Ltd.		141,000	569,708
Tokyu Corp.		24,000	124,532
Tokyu Land Corp.		129,950	739,964
Tosei Corp.		1,207	544,407
Toshiba Corp.	†	401,000	2,958,393
Trend Micro, Inc.	†	73,000	2,407,333
Unicharm Corp.	†	11,700	832,264
Unipres Corp.		82,400	867,264
Yamada Denki Co. Ltd.		18,420	1,312,393
Yamato Holdings Co. Ltd.		155,200	2,166,425

			238,349,458

Korea, Republic of—0.7%
LG Electronics, Inc. GDR	^	26,700	676,402
NHN Corp.	*	13,448	2,343,469
Samsung Electronics Co. Ltd. GDR	^	14,465	4,316,560

			7,336,431

Luxembourg—0.3%
RTL Group SA		9,782	1,108,419
SES		35,000	884,133
SES Global		28,900	722,034

			2,714,586

Mexico—0.8%
America Movil SAB de CV, Series L ADR		70,800	3,734,700
Cemex SAB de CV ADR	*	218	5,375
Grupo Modelo SAB de CV	†	207,930	1,058,290
Telefonos de Mexico SAB de CV ADR	†	67,500	1,598,400
Telmex Internacional SAB de CV ADR	*†	81,300	1,308,930
Telmex Internacional SAB de CV, Class L	*	13,300	10,781
Wal-Mart de Mexico SAB de CV	†	157,500	626,909

			8,343,385

Netherlands—2.8%
Aegon NV		57,504	755,988
Akzo Nobel NV		10,600	725,396
ASML Holding NV		259,514	6,351,943
Heineken Holding NV, Class A		9,800	448,548
ING Groep NV		93,079	2,942,936
Koninklijke Ahold NV		50,400	675,641
Koninklijke KPN		106,800	1,825,937
Royal Dutch Shell plc, Class A		89,933	3,677,617
Royal Dutch Shell plc, Class B		200,539	8,030,265
Ten Cate NV		32,900	1,170,604
Unilever NV		93,000	2,629,905

			29,234,780

Norway—1.5%
Kverneland Gruppen ASA	*	429,300	1,136,810
Orkla ASA		474,460	6,079,477
Renewable Energy Corp. AS	*†	22,136	571,517
Telenor ASA		122,900	2,307,098
Yara International ASA		69,200	6,111,440

			16,206,342

Poland—0.1%
Polski Koncern Naftowy Orlen	*	46,900	749,765

Russia—2.0%
Gazprom OAO ADR		217,989	12,643,362
LUKOIL ADR		58,949	5,819,740
MMC Norilsk Nickel ADR	†	45,124	1,135,997
Novorossiysk Commercial Sea Port GDR	†^	2,900	42,412
Rosneft Oil Co. GDR	*	60,419	696,910
Uralkali GDR		11,000	793,591

			21,132,012

166	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Singapore—0.9%
CapitaLand Ltd.		168,500	$708,052
DBS Group Holdings Ltd.		260,000	3,617,372
Hiap Seng Engineering Ltd.		200	45
Singapore Telecommunications Ltd.		308,392	822,091
Tat Hong Holdings Ltd.		396,000	554,577
Wilmar International Ltd.		1,111,100	4,128,653

			9,830,790

South Africa—0.2%
Naspers Ltd., Class N		79,320	1,725,700
Sasol Ltd.		12,300	724,037

			2,449,737

Spain—3.3%
Banco Bilbao Vizcaya Argentaria SA		138,600	2,640,850
Banco Santander SA		272,600	4,973,332
Construcciones y Auxiliar de Ferrocarriles SA		2,100	918,448
Corp. Financiera Alba		11,700	687,280
Dinamia		23,000	678,387
Gamesa Corp. Tecnologica SA		64,460	3,155,747
Iberdrola SA	†	91,351	1,217,141
Inditex SA	†	134,666	6,173,187
Mapfre SA	†	161,100	769,028
Repsol YPF SA		60,800	2,386,055
Telefonica SA		407,739	10,790,294

			34,389,749

Sweden—1.7%
Alfa Laval AB		101,600	1,569,662
Assa Abloy AB, Class B	†	31,300	450,346
Atlas Copco AB, Class A		38,800	567,464
Hennes & Mauritz AB, Class B		44,500	2,400,788
Nordea Bank AB		449,300	6,156,540
Ssab Svenskt Stal AB, Class A		34,539	1,107,711
Telefonaktiebolaget LM Ericsson ADR	†	5,000	52,000
Telefonaktiebolaget LM Ericsson, Class B		521,000	5,417,603
TeliaSonera AB		87,300	645,408

			18,367,522

Switzerland—7.9%
ABB Ltd. (Registered)	*	100,000	2,830,585
Adecco SA (Registered)		36,792	1,818,703
Bobst Group AG (Registered)		14,600	1,168,253
Burckhardt Compression Holding AG		3,700	1,119,081
Compagnie Financiere Richemont SA		81,915	4,545,937
Credit Suisse Group AG (Registered)		17,498	796,456
Ferrexpo plc		154,500	1,209,033
Givaudan SA (Registered)		585	521,476
Holcim Ltd. (Registered)		82,958	6,705,661
Nestle SA (Registered)		450,850	20,317,407
Nobel Biocare Holding AG (Registered)		64,598	2,100,349
Novartis AG (Registered)		120,631	6,638,589
Petroplus Holdings AG	*	25,100	1,343,334
Roche Holding AG (Genusschein)		78,891	14,182,418
Roche Holding AG (Registered)		6,827	1,357,866
SGS SA (Registered)		2,500	3,565,122
Swiss Reinsurance (Registered)		62,794	4,162,727
Swisscom AG (Registered)		5,027	1,674,312
Syngenta AG (Registered)		4,000	1,295,891
Temenos Group AG (Registered)	*†	39,800	1,224,693
UBS AG (Registered)	*	111,352	2,318,965
Zurich Financial Services AG (Registered)		6,200	1,580,099

			82,476,957

Taiwan—0.3%
Taiwan Mobile Co. Ltd.		352,660	655,111
Taiwan Semiconductor Manufacturing Co. Ltd.	*	378,339	2,971,080

			3,626,191

United Kingdom—12.2%
Acergy SA	†	41,325	920,809
Alliance & Leicester plc		106,738	622,943
Anglo American plc		12,900	906,022
Antofagasta plc		51,500	669,646
ARM Holdings plc		168,400	284,289
AstraZeneca plc		84,384	3,585,841
Aveva Group plc		45,400	1,386,622
Babcock International Group	*	72,800	886,641
BAE Systems plc		591,500	5,191,817
Barclays plc		68,300	387,501
BG Group plc		168,800	4,386,716
BHP Billiton plc		180,500	6,922,230
BP plc ADR		874,639	10,392,765
Cadbury plc		231,640	2,905,591
Cairn Energy plc	*	11,800	757,331
Centrica plc		747,800	4,599,369
Chaucer Holdings plc		1,376,100	2,189,405
Game Group plc		232,500	1,341,124
GlaxoSmithKline plc		130,000	2,873,772
HBOS plc		110,800	606,613
Holidaybreak plc		77,300	645,337
HSBC Holdings plc		112,235	1,728,155
Hunting plc		172,600	3,011,671
Imperial Tobacco Group plc		19,900	739,263
JKX Oil & Gas plc		98,200	1,022,069
John Wood Group plc		99,400	975,735
Kingfisher plc		907,689	2,012,356
Lavendon Group plc		89,901	441,157
Lloyds TSB Group plc		876,436	5,377,200
Marks & Spencer Group plc		85,000	552,719
Micro Focus International plc		297,000	1,544,409
National Grid plc		403,800	5,293,155
Next plc		17,692	340,104
Old Mutual plc		337,300	619,197
Persimmon plc		49,000	306,694
Premier Foods plc		249,600	471,121
Prudential plc		59,200	624,431
Reckitt Benckiser Group plc		58,000	2,929,488
Rio Tinto plc		35,100	4,227,019
Royal Bank of Scotland Group plc		776,900	3,307,392
SABMiller plc		274,700	6,276,073
Scottish & Southern Energy plc		46,400	1,292,842
Shire Ltd.		46,500	760,160
Standard Chartered plc		46,900	1,328,192
Tesco plc		710,800	5,199,047
Vodafone Group plc		1,643,301	4,841,715
WM Morrison Supermarkets plc		1,724,785	9,092,532
Wolseley plc		79,900	595,324

See accompanying notes to financial statements.	167

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint International Fund

			Shares	Value
COMMON STOCKS—(Continued)
Xstrata plc			130,066	$10,361,187
Yell Group plc			214,500	299,289

				128,032,080

United States—0.0%
Dr. Pepper Snapple Group, Inc.	*		1	21

TOTAL COMMON STOCKS (Cost $954,033,939)				1,000,968,755

PREFERRED STOCKS—0.0%
Germany—0.0%
Porsche Automobil Holding SE
(Cost $781,501)			4,140	637,471

RIGHTS—0.0%
United Kingdom—0.0%
Barclays plc,
Expires 07/17/2008	*	‡	14,635	2,769
HBOS plc,
Expires 07/18/2008	*		44,320	9,490

TOTAL RIGHTS (Cost $—)				12,259

CASH EQUIVALENTS—10.0%
Institutional Money Market Funds—10.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††		15,920,609	15,920,609
AIM Short-Term Investments Trust Prime Assets Portfolio	††		53,663,245	53,663,245
JPMorgan Prime Money Market Fund, Capital Shares			17,716,515	17,716,515
JPMorgan U.S. Government Money Market Fund, Capital Shares			17,119,576	17,119,576

TOTAL CASH EQUIVALENTS (Cost $104,419,945)				104,419,945

TOTAL INVESTMENTS—105.6% (Cost $1,059,235,385)				1,106,038,430
Other assets less liabilities—(5.6%)				(58,916,338)

NET ASSETS—100.0%				$1,047,122,092

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
^	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.5% of Total Investments.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.

Percentage of Portfolio by Industry (unaudited):

COMMON STOCKS/PREFERRED STOCKS
Oil, Gas & Consumable Fuels	10.5%
Commercial Banks	7.7%
Chemicals	6.0%
Metals & Mining	4.4%
Pharmaceuticals	4.2%
Insurance	3.6%
Trading Companies & Distributors	3.3%
Wireless Telecommunication Services	2.9%
Food Products	2.9%
Electric Utilities	2.7%
Automobiles	2.7%
Diversified Telecommunication Services	2.6%
Food & Staples Retailing	2.5%
Machinery	2.2%
Real Estate Management & Development	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Communications Equipment	1.8%
Energy Equipment & Services	1.8%
Industrial Conglomerates	1.8%
Multi-Utilities	1.7%
Electronic Equipment & Instruments	1.7%
Textiles, Apparel & Luxury Goods	1.6%
Software	1.5%
Specialty Retail	1.5%
Auto Components	1.4%
Electrical Equipment	1.3%
Capital Markets	1.3%
Diversified Financial Services	1.3%
Commercial Services & Supplies	1.1%
Beverages	1.1%
Construction Materials	1.0%
Health Care Equipment & Supplies	0.9%
Media	0.9%
Consumer Finance	0.9%
Construction & Engineering	0.8%
Household Durables	0.8%
Personal Products	0.7%
Office Electronics	0.7%
Tobacco	0.6%
Road & Rail	0.6%
Computers & Peripherals	0.5%
Aerospace & Defense	0.5%
Gas Utilities	0.5%
Household Products	0.4%
Transportation Infrastructure	0.4%
Building Products	0.3%
Food	0.3%
IT Services	0.2%
Real Estate Investment Trusts (REIT)	0.2%
Leisure Equipment & Products	0.2%
Air Freight & Logistics	0.2%
Hotels, Restaurants & Leisure	0.2%
Internet Software & Services	0.2%
Marine	0.2%
Containers & Packaging	0.1%
Thrifts & Mortgage Finance	0.1%
Internet & Catalog Retail	0.1%
Health Care Providers & Services	0.1%

TOTAL COMMON STOCKS/PREFERRED STOCKS	95.6%

CASH EQUIVALENTS
Institutional Money Market Funds	10.0%

TOTAL INVESTMENTS	105.6%
Other assets less liabilities	(5.6)%

TOTAL NET ASSETS	100.0%

168	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Diversified Assets Fund

Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—20.3%
Agriculture—0.3%
Alliance One International, Inc.
11.000%	05/15/2012			$1,500,000	$1,552,500

Airlines—0.1%
Continental Airlines, Inc., Series 01-1
6.503%	06/15/2011			420,000	388,500

Auto Parts & Equipment—0.4%
Goodyear Tire & Rubber Co. (The)
6.678%	12/01/2009	#		875,000	872,813
Lear Corp., Series B
8.110%	05/15/2009			1,000,000	985,000

					1,857,813

Beverages—1.3%
Coca-Cola Enterprises, Inc.
3.316%	05/06/2011	#§		2,100,000	2,113,497
Diageo Capital plc (United Kingdom)
2.816%	11/10/2008	#§		3,500,000	3,493,791

					5,607,288

Capital Markets—0.4%
Morgan Stanley
3.875%	01/15/2009	§		1,500,000	1,494,383
Washington Mutual, Inc.
4.000%	01/15/2009			310,000	300,738

					1,795,121

Chemicals—0.3%
Arco Chemical Co.
10.250%	11/01/2010			750,000	761,250
Sensient Technologies Corp.
6.500%	04/01/2009			720,000	723,011

					1,484,261

Commercial Banks—1.5%
BNP Paribas (France)
3.126%	06/04/2010	#		1,000,000	999,503
US Bancorp
5.300%	04/28/2009			1,200,000	1,207,436
VTB Capital SA, Reg S (Luxembourg)
4.484%	11/02/2009	#		1,500,000	1,501,080
Wachovia Bank NA
5.800%	12/01/2008			1,750,000	1,762,862
Wells Fargo & Co.
2.876%	09/15/2009	#		1,250,000	1,246,218

					6,717,099

Commercial Services—0.3%
Corrections Corp of America
7.500%	05/01/2011			1,500,000	1,515,000

Communications Equipment—0.7%
Cisco Systems, Inc.
2.738%	02/20/2009	#§		3,500,000	3,498,708

Computers & Peripherals—0.3%
Hewlett-Packard Co.
3.081%	09/03/2009	#		1,200,000	1,195,937

Consumer Finance—1.6%
Caterpillar Financial Services Corp. (MTN)
3.450%	01/15/2009	§		3,500,000	3,490,248
John Deere Capital Corp.
3.088%	02/26/2010	#		1,300,000	1,284,447
SLM Corp. (MTN)
5.570%	07/25/2008	#		1,000,000	999,270
Toyota Motor Credit Corp.
2.525%	01/12/2009	#§		2,000,000	1,999,063

					7,773,028

Cosmetics/Personal Care—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
2.939%	08/19/2009	#		1,190,000	1,192,480

Diversified Financial Services—1.6%
Blue City Investments 1 Ltd. for Blue City Co., Series A3 (Cayman Islands)
6.570%	11/07/2016	#	‡	1,000,000	953,900
General Electric Capital Corp.
2.888%	01/20/2010	#§		3,500,000	3,487,271
IBM International Group Capital LLC
3.253%	07/29/2009	#		1,190,000	1,194,345
National Rural Utilities Cooperative Finance Corp.
3.576%	07/01/2010	#		1,580,000	1,579,333

					7,214,849

Diversified Telecommunication Services—1.7%
AT&T Corp.
7.300%	11/15/2011			1,200,000	1,279,056
Deutsche Telekom International Finance BV (Netherlands)
3.875%	07/22/2008			2,000,000	2,000,000
Qwest Capital Funding, Inc.
7.000%	08/03/2009			750,000	751,875
Verizon Communications, Inc.
2.838%	04/03/2009	#§		3,500,000	3,493,151

					7,524,082

Energy Equipment & Services—0.4%
Transocean, Inc. (Cayman Islands)
2.873%	09/05/2008	#§		2,000,000	1,997,456

Entertainment—0.2%
Mohegan Tribal Gaming Authority
8.000%	04/01/2012			1,000,000	920,000

Food—0.9%
Kraft Foods, Inc.
4.000%	10/01/2008	§		3,000,000	2,999,180
Safeway, Inc.
3.158%	03/27/2009	#		1,200,000	1,192,128

					4,191,308

Healthcare-Services—0.4%
UnitedHealth Group, Inc.
2.762%	03/02/2009	#		1,650,000	1,636,518

Home Builders—0.2%
Standard Pacific Corp.
6.500%	10/01/2008			1,000,000	990,000

Household Products/Wares—0.5%
Kimberly-Clark Corp.
2.999%	07/30/2010	#		2,200,000	2,191,750

Independent Power Producers & Energy Traders—0.2%
Orion Power Holdings, Inc.
12.000%	05/01/2010			650,000	705,250

See accompanying notes to financial statements.	169

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Insurance—0.6%
Berkshire Hathaway Finance Corp.
3.375%	10/15/2008		$2,575,000	$2,576,921

Lodging—0.2%
MGM Mirage
6.000%	10/01/2009		1,000,000	988,750

Machinery—0.7%
Textron, Inc.
6.375%	11/15/2008		2,900,000	2,931,279

Media—1.9%
Cablevision Systems Corp., Series B
7.133%	04/01/2009	#	500,000	502,500
Comcast Corp.
3.010%	07/14/2009	#	1,649,000	1,636,263
CSC Holdings, Inc., Series B
8.125%	08/15/2009		750,000	757,500
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013		1,500,000	1,353,750
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010		200,000	198,500
Sinclair Television Group, Inc.
8.000%	03/15/2012		1,500,000	1,515,000
Time Warner Entertainment Co. LP
7.250%	09/01/2008		2,500,000	2,513,705

				8,477,218

Metals & Mining—0.4%
Rio Tinto Finance USA Ltd. (Australia)
2.625%	09/30/2008		2,000,000	1,994,220

Oil, Gas & Consumable Fuels—0.6%
Anadarko Petroleum Corp.
3.176%	09/15/2009	#	1,200,000	1,186,608
BP Capital Markets PLC (United Kingdom)
3.024%	03/17/2010	#	1,200,000	1,200,643

				2,387,251

Pharmaceuticals—0.4%
AstraZeneca PLC (United Kingdom)
2.991%	09/11/2009	#	1,100,000	1,101,393
GlaxoSmithKline Capital, Inc.
3.310%	05/13/2010	#	1,100,000	1,103,515

				2,204,908

Retail—1.0%
Neiman Marcus Group, Inc./The (PIK)
9.000%	10/15/2015		1,500,000	1,488,750
Rite Aid Corp.
8.125%	05/01/2010		400,000	406,000
Target Corp.
2.895%	08/07/2009	#§	2,000,000	1,996,386
Wal-Mart Stores, Inc.
6.875%	08/10/2009		750,000	777,778

				4,668,914

Software—0.5%
Oracle Corp.
2.738%	05/14/2010	#§	2,200,000	2,189,880

Wireless Telecommunication Services—0.4%
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,597,500
Rural Cellular Corp.
8.250%	03/15/2012		282,000	290,460

				1,887,960

TOTAL CORPORATE OBLIGATIONS (Cost $92,939,490)				92,256,249

U.S. GOVERNMENT AGENCY OBLIGATIONS—25.9%
U.S. Government Agency Obligations—25.9%
Federal Home Loan Bank
5.000%	09/18/2009	§	4,235,000	4,340,659
3.375%	12/18/2009	§	7,600,000	7,645,904
2.780%	02/27/2009	§	5,000,000	4,998,865
2.750%	02/20/2009	§	7,500,000	7,497,803
2.500%	01/22/2009	§	2,200,000	2,196,841
2.469%	09/14/2009	#§	6,000,000	6,001,284
2.200%	04/01/2009	§	2,150,000	2,141,942
2.053%	07/14/2008		3,500,000	3,497,210
Federal Home Loan Mortgage Corp.
4.625%	12/19/2008	§	22,000,000	22,198,638
2.669%	09/25/2009	#§	4,000,000	4,002,208
2.639%	12/26/2008	#§	5,000,000	5,000,425
2.500%	05/18/2009	§	7,000,000	6,978,076
2.413%	09/28/2009	#§	5,000,000	5,000,455
2.071%	07/11/2008	§	14,500,000	14,491,392
Federal National Mortgage Association
4.875%	10/15/2009	§	2,750,000	2,768,178
2.096%	07/14/2008		6,000,000	5,995,119
2.016%	07/09/2008	§	13,000,000	12,993,365

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $117,582,303)				117,748,364

U.S. TREASURY OBLIGATIONS—29.2%
U.S. Treasury Bills—14.8%
U.S. Treasury Bill
1.839%	08/28/2008	§	4,750,000	4,739,006
1.815%	09/18/2008	‡‡	15,900,000	15,837,783
1.778%	08/14/2008	§	5,500,000	5,487,564
1.758%	09/25/2008		4,000,000	3,983,612
1.679%	12/04/2008	‡‡	16,150,000	16,004,989
1.550%	07/10/2008	§	20,750,000	20,742,947
1.453%	08/21/2008		600,000	598,538

				67,394,439

U.S. Treasury Notes—14.4%
U.S. Treasury Note
4.875%	06/30/2009	§	26,000,000	26,643,916
3.625%	10/31/2009	§	16,500,000	16,782,315
2.125%	04/30/2010	§	12,000,000	11,916,564
1.750%	03/31/2010	§	10,000,000	9,874,220

				65,217,015

TOTAL U.S. TREASURY OBLIGATIONS (Cost $132,268,685)				132,611,454

170	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—17.8%
Automobile—2.7%
AmeriCredit Automobile Receivables Trust
Series 2007-BF, Class A2
5.310%	01/06/2011		$1,116,469	$1,117,509
Capital Auto Receivables Asset Trust
Series 2007-SN1, Class A3B
2.531%	07/15/2010	#	2,500,000	2,490,921
Carmax Auto Owner Trust
Series 2007-2, Class A2
5.320%	01/15/2010		539,459	541,447
Carmax Auto Owner Trust
Series 2008-1, Class A2
3.171%	04/15/2011	#§	2,000,000	2,004,861
Household Automotive Trust
Series 2006-2, Class A3
5.610%	08/17/2011		1,446,670	1,468,544
Long Beach Auto Receivables Trust
Series 2007-A, Class A2
5.150%	11/15/2010		1,094,326	1,098,143
Triad Auto Receivables Owner Trust
Series 2005-B, Class A3
4.280%	06/14/2010		1,701,673	1,696,777
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3
4.770%	01/12/2011		1,096,003	1,088,071
Wachovia Auto Loan Owner Trust
Series 2007-1, Class A2
5.360%	07/20/2010		929,046	934,825

				12,441,098

Credit Card—5.2%
American Express Credit Account Master Trust
Series 2004-5, Class B
2.721%	04/15/2012	#	1,750,000	1,719,155
American Express Credit Account Master Trust
Series 2006-A, Class C
2.701%	08/15/2011	#†	2,750,000	2,722,020
BA Credit Card Trust
Series 2006-A10, Class A10
2.451%	02/15/2012	#	3,400,000	3,381,955
Bank One Issuance Trust
Series 2004-B1, Class B1
2.791%	03/15/2012	#§	2,000,000	1,973,766
Chase Credit Card Master Trust
Series 2002-3, Class B
2.921%	09/15/2011	#	1,750,000	1,728,463
Chase Credit Card Master Trust
Series 2003-3, Class B
2.821%	10/15/2010	#	1,750,000	1,750,060
Chase Credit Card Master Trust
Series 2003-6, Class B
2.821%	02/15/2011	#	1,750,000	1,747,604
Chase Issuance Trust
Series 2006-C3, Class C3
2.701%	06/15/2011	#§	3,000,000	2,951,098
Citibank Credit Card Issuance Trust
Series 2006-B1, Class B1
2.558%	03/07/2011	#	1,000,000	990,604
GE Capital Credit Card Master Note Trust
Series 2005-3, Class B
2.771%	06/15/2013	#	1,500,000	1,388,883
Household Credit Card Master Note Trust I
Series 2006-1, Class B
2.611%	06/15/2012	#	1,000,000	958,327
MBNA Credit Card Master Note Trust
Series 2005-C3, Class C
2.741%	03/15/2011	#	1,750,000	1,747,687

				23,059,622

Equipment—0.2%
CNH Equipment Trust
Series 2004-A, Class A4B
3.480%	09/15/2011		920,481	920,849

Home Equity—9.7%
Aegis Asset Backed Securities Trust
Series 2005-3, Class A2
2.723%	08/25/2035	#	962,650	954,057
Ameriquest Mortgage Securities, Inc.
Series 2005-R7, Class A2C
2.743%	09/25/2035	#	1,357,445	1,340,701
Argent Securities, Inc.
Series 2005-W2, Class A2B1
2.683%	10/25/2035	#	2,458,820	2,387,640
Bear Stearns Asset Backed Securities Trust
Series 2006-HE6, Class 1A1
2.513%	05/25/2031	#	1,090,834	1,081,078
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE3, Class A2C
2.743%	09/25/2035	#	910,918	906,146
Countrywide Asset-Backed Certificates
Series 2004-AB1, Class 2A3
3.003%	02/25/2035	#	1,587,869	1,562,377
Countrywide Asset-Backed Certificates
Series 2005-11, Class 3AV2
2.773%	09/14/2049	#	1,763,122	1,690,604
Countrywide Asset-Backed Certificates
Series 2006-12, Class 2A1
2.463%	06/25/2030	#	1,405,869	1,391,463
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF6, Class A2B
2.703%	03/25/2036	#	1,153,083	1,132,019
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF8, Class A2C
2.753%	09/25/2035	#§	1,811,893	1,768,752
Lehman XS Trust
Series 2005-8, Class 2A1A
2.683%	12/25/2035	#§	2,242,180	2,187,949
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2
2.763%	09/25/2035	#	972,950	947,831
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class 3A1
2.663%	07/25/2035	#	1,063,653	1,038,611
Mastr Asset Backed Securities Trust
Series 2006-WMC1, Class A2
2.593%	02/25/2036	#	1,719,963	1,696,884
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FM1, Class A2A
2.543%	04/25/2037	#	822,856	814,935
Morgan Stanley Capital I
Series 2006-HE1, Class A2
2.603%	01/25/2036	#	75,071	74,904
Option One Mortgage Loan Trust
Series 2005-4, Class A3
2.743%	11/25/2035	#§	2,148,817	2,088,007
Option One Mortgage Loan Trust
Series 2006-1, Class 2A2
2.613%	01/25/2036	#	1,145,037	1,127,775

See accompanying notes to financial statements.	171

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Residential Asset Securities Corp.
Series 2005-KS11, Class AI2
2.623%	12/25/2035	#	$16,747	$16,738
Residential Asset Securities Corp.
Series 2006-KS1, Class A2
2.623%	01/25/2031	#	646,828	645,375
Residential Asset Securities Corp.
Series 2006-KS2, Class A2
2.613%	01/25/2031	#	531,777	529,014
Saxon Asset Securities Trust
Series 2005-4, Class A2C
2.733%	11/25/2037	#§	2,702,334	2,655,768
Soundview Home Equity Loan Trust
Series 2005-OPT4, Class 2A3
2.743%	12/25/2035	#§	3,000,000	2,837,849
Soundview Home Equity Loan Trust
Series 2006-OPT4, Class 2A2
2.573%	06/25/2036	#	1,500,000	1,476,963
Soundview Home Equity Loan Trust
Series 2006-OPT5, Class 2A2
2.573%	07/25/2036	#	1,075,901	1,056,571
Specialty Underwriting & Residential Finance
Series 2005-BC3, Class A2C
2.853%	06/25/2036	#	1,500,000	1,449,942
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2B
2.633%	12/25/2036	#	1,500,000	1,473,357
Structured Asset Investment Loan Trust
Series 2003-BC1, Class A2
3.163%	01/25/2033	#	3,224,902	2,946,912
Structured Asset Investment Loan Trust
Series 2006-BNC3, Class A2
2.523%	09/25/2036	#	1,318,534	1,298,534
Wells Fargo Home Equity Trust
Series 2006-2, Class A1
2.553%	07/25/2036	#	750,948	745,228
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class A13
2.933%	06/25/2034	#	3,111,349	2,911,955

				44,235,939

TOTAL ASSET BACKED SECURITIES (Cost $80,871,667)				80,657,508

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.6%
Mortgage Backed—0.6%
HSI Asset Securitization Corp. Trust
Series 2005-NC2, Class 2A3
2.743%	08/25/2035	#	1,096,637	1,080,404
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.299%	03/25/2044	#	1,511,062	1,435,280

TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,500,861)				2,515,684

PURCHASED OPTIONS—0.8%
Swiss Market Index, Expires 09/19/2008, Strike 7,169.89 CHF			100	35,890
Swiss Market Index, Expires 09/19/2008, Strike 7,211.50 CHF			480	183,091
U.S. 10 Year Treasury Note, Expires 08/22/2008, Strike 105.00			367	3,274,328

TOTAL PURCHASED OPTIONS (Cost $3,343,432)				3,493,309

			Shares	Value
CASH EQUIVALENTS—3.5%
Institutional Money Market Funds—3.5%
JPMorgan Prime Money Market Fund, Capital Shares			1,228,454	1,228,454
JPMorgan U.S. Government Money Market Fund, Capital Shares			14,873,437	14,873,437

TOTAL CASH EQUIVALENTS (Cost $16,101,891)				16,101,891

TOTAL INVESTMENTS—98.1% (Cost $445,608,329)				445,384,459
Other Assets Less Liabilities—1.9%				8,482,103

NET ASSETS—100.0%				$453,866,562

Notes to the Schedule of Investments:

CHF	Swiss Franc
MTN	Medium Term Note
PIK	Payment-in Kind Security
Reg S	Security sold outside Unites States without registration under the Securities Act of 1933
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been earmarked to cover potential senior securities transactions which may include, but are not limited to, futures, swaps, forwards, options and TBA’s.
‡	Security valued at fair value as determined by policies approved by the board of directors.
‡‡	Security has been pledged as collateral for futures contracts.
^	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.6% of Total Investments.

172	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—21.1%
Aerospace & Defense—0.2%
Boeing Co.
6.125%	02/15/2033		$100,000	$101,525
Boeing Co.
5.125%	02/15/2013		250,000	255,234
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	248,155
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	295,182
United Technologies Corp.
6.700%	08/01/2028		150,000	160,058
United Technologies Corp.
6.100%	05/15/2012		50,000	52,949
United Technologies Corp.
4.875%	05/01/2015		500,000	497,719

				1,610,822

Agriculture—0.2%
Archer-Daniels Midland Co.
8.375%	04/15/2017		350,000	411,690
Archer-Daniels Midland Co.
5.450%	03/15/2018		750,000	733,093
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	467,772
Reynolds American, Inc.
7.625%	06/01/2016		750,000	785,110

				2,397,665

Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009	a	157,000	153,075
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	03/15/2019		433,798	394,756

				547,831

Auto Manufacturers—0.2%
Daimler Finance North America LLC
7.300%	01/15/2012		1,000,000	1,059,068
Daimler Finance North America LLC
7.200%	09/01/2009		350,000	360,096
Daimler Finance North America LLC
6.500%	11/15/2013		500,000	519,073

				1,938,237

Auto Parts & Equipment—0.1%
Johnson Controls, Inc.
5.500%	01/15/2016		750,000	720,608

Beverages—0.3%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	343,858
Bottling Group LLC
5.500%	04/01/2016	†a	500,000	502,960
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	113,500
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	615,197
Diageo Capital plc (United Kingdom)
4.375%	05/03/2010		500,000	500,749
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	†	750,000	731,236

				2,807,500

Biotechnology—0.1%
Amgen, Inc.
5.850%	06/01/2017		250,000	246,663
Genentech, Inc.
5.250%	07/15/2035		100,000	90,956
Genentech, Inc.
4.750%	07/15/2015		200,000	198,570
Genentech, Inc.
4.400%	07/15/2010		100,000	101,551

				637,740

Building Products—0.1%
CRH America, Inc.
6.000%	09/30/2016		750,000	696,660

Capital Markets—3.1%
Amvescap plc (Bermuda)
5.375%	02/27/2013		100,000	94,251
Bear Stearns Cos, Inc. (The)
7.625%	12/07/2009		1,000,000	1,034,079
Bear Stearns Cos, Inc. (The)
7.250%	02/01/2018		250,000	261,342
Bear Stearns Cos, Inc. (The)
6.950%	08/10/2012		500,000	520,348
Bear Stearns Cos, Inc. (The)
5.700%	11/15/2014		50,000	48,384
Bear Stearns Cos, Inc. (The)
4.500%	10/28/2010		500,000	494,014
Boston Properties, Inc.
6.250%	01/15/2013		750,000	764,558
Camden Property Trust
5.000%	06/15/2015		200,000	175,109
Citigroup, Inc.
6.625%	06/15/2032		150,000	137,286
Citigroup, Inc.
6.500%	01/18/2011		1,000,000	1,029,017
Citigroup, Inc.
6.125%	11/21/2017	†	750,000	721,037
Citigroup, Inc.
6.000%	02/21/2012		350,000	353,113
6.000%	08/15/2017		600,000	573,306
Citigroup, Inc.
5.850%	12/11/2034		500,000	422,475
Citigroup, Inc.
5.625%	08/27/2012		150,000	147,706
Citigroup, Inc.
5.000%	09/15/2014		1,513,000	1,403,111
Credit Suisse First Boston USA, Inc.
6.500%	01/15/2012		350,000	363,499
Credit Suisse First Boston USA, Inc.
6.125%	11/15/2011		1,000,000	1,027,448
Credit Suisse First Boston USA, Inc.
5.500%	08/15/2013	†	150,000	149,932
Credit Suisse First Boston USA, Inc.
5.125%	01/15/2014		500,000	493,374
5.125%	08/15/2015		500,000	480,068
ERP Operating, LP
5.375%	08/01/2016	†	500,000	454,810
ERP Operating, LP
5.200%	04/01/2013		250,000	238,573
Goldman Sachs Group, Inc. (The)
7.350%	10/01/2009		750,000	770,471
Goldman Sachs Group, Inc. (The)
6.875%	01/15/2011		250,000	259,671
Goldman Sachs Group, Inc. (The)
6.600%	01/15/2012		650,000	668,906

See accompanying notes to financial statements.	173

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017	†	$1,000,000	$990,265
Goldman Sachs Group, Inc. (The)
6.150%	04/01/2018		500,000	485,953
Goldman Sachs Group, Inc. (The)
6.125%	02/15/2033		700,000	628,896
Goldman Sachs Group, Inc. (The)
5.950%	01/15/2027		500,000	432,229
Goldman Sachs Group, Inc. (The)
5.700%	09/01/2012		250,000	251,014
Goldman Sachs Group, Inc. (The)
5.150%	01/15/2014		500,000	484,559
Goldman Sachs Group, Inc. (The)
5.125%	01/15/2015		500,000	479,252
HCP, Inc.
6.700%	01/30/2018		500,000	450,300
Jefferies Group, Inc.
6.250%	01/15/2036		350,000	256,496
JPMorgan Chase & Co.
6.625%	03/15/2012		1,500,000	1,548,095
JPMorgan Chase & Co.
5.750%	01/02/2013		750,000	755,597
JPMorgan Chase & Co.
5.375%	10/01/2012		270,000	271,067
JPMorgan Chase & Co.
5.125%	09/15/2014		750,000	730,204
JPMorgan Chase & Co.
4.750%	03/01/2015	†	1,000,000	944,613
JPMorgan Chase & Co.
4.500%	01/15/2012	†	500,000	485,992
Lehman Brothers Holdings, Inc.
7.875%	08/15/2010		1,000,000	1,029,358
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037		500,000	431,627
Lehman Brothers Holdings, Inc.
6.625%	01/18/2012		750,000	742,635
Lehman Brothers Holdings, Inc.
6.500%	07/19/2017	†	500,000	463,327
Lehman Brothers Holdings, Inc.
4.500%	07/26/2010	†	500,000	482,704
Merrill Lynch & Co., Inc. (MTN)
4.125%	09/10/2009		500,000	494,169
Merrill Lynch & Co., Inc.
6.875%	04/25/2018		1,250,000	1,191,730
6.875%	11/15/2018		250,000	239,107
Merrill Lynch & Co., Inc.
6.220%	09/15/2026		1,000,000	829,961
Morgan Stanley (MTN)
6.625%	04/01/2018	†	500,000	474,593
Morgan Stanley (MTN)
5.450%	01/09/2017		1,000,000	909,731
Morgan Stanley
8.000%	06/15/2010		750,000	772,018
Morgan Stanley
7.250%	04/01/2032		100,000	96,747
Morgan Stanley
6.750%	04/15/2011		500,000	513,220
Morgan Stanley
5.950%	12/28/2017		500,000	454,698
Morgan Stanley
4.750%	04/01/2014		1,000,000	912,346
Prologis
5.625%	11/15/2016		250,000	231,913
Simon Property Group, LP
6.350%	08/28/2012		250,000	250,741
Washington Mutual Bank FA
5.650%	08/15/2014		250,000	195,237

				32,996,282

Chemicals—0.2%
Dow Chemical Co.
7.375%	11/01/2029		250,000	265,881
Dow Chemical Co.
6.000%	10/01/2012		150,000	155,572
E.I. du Pont de Nemours & Co.
6.875%	10/15/2009	†	150,000	156,393
E.I. du Pont de Nemours & Co.
4.750%	11/15/2012	†	500,000	503,599
Monsanto Co.
5.500%	08/15/2025		500,000	468,618
Potash Corp. of Saskatchewan (Canada)
4.875%	03/01/2013		500,000	499,226
Praxair, Inc.
3.950%	06/01/2013		150,000	144,517
Rohm & Haas Co.
7.850%	07/15/2029		150,000	161,928

				2,355,734

Commercial Banks—2.1%
BAC Capital Trust XI
6.625%	05/23/2036		500,000	462,313
Bank of America Corp.
7.750%	08/15/2015		750,000	808,477
Bank of America Corp.
6.800%	03/15/2028		500,000	480,462
Bank of America Corp.
5.750%	12/01/2017		1,000,000	940,782
Bank of America Corp.
5.420%	03/15/2017		700,000	641,325
Bank of Tokyo-Mitsubishi Ltd. (The) (Japan)
8.400%	04/15/2010		250,000	263,884
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.400%	06/15/2011		250,000	264,707
Bank One Corp.
5.900%	11/15/2011		750,000	764,689
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		1,000,000	1,012,557
BB&T Corp.
5.250%	11/01/2019		500,000	429,409
Branch Banking & Trust Co.
5.200%	12/23/2015	†	650,000	600,673
Capital One Financial Corp.
6.150%	09/01/2016	†	500,000	441,450
Fifth Third Capital Trust IV
6.500%	04/15/2067	#	1,000,000	580,670
First Union Institutional Trust I Capital
8.040%	12/01/2026		1,000,000	974,830
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	157,417
HSBC Holdings plc (United Kingdom)
5.250%	12/12/2012		150,000	150,140
JPMorgan Chase Bank NA
6.000%	10/01/2017		500,000	486,569
Marshall & Ilsley Corp.
4.375%	08/01/2009		500,000	491,084
National Australia Bank Ltd., Series A (Australia)
8.600%	05/19/2010		1,000,000	1,070,603
National City Corp.
6.875%	05/15/2019	†	500,000	369,293

174	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
PNC Funding Corp.
5.250%	11/15/2015		$200,000	$185,542
Regions Bank
6.450%	06/26/2037		500,000	369,572
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	519,146
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	719,680
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.648%	12/31/2049	#	500,000	487,739
Suntrust Banks, Inc.
5.200%	01/17/2017		250,000	225,107
Swiss Bank Corp. of New York
7.375%	06/15/2017		100,000	106,470
Swiss Bank Corp.
7.000%	10/15/2015		100,000	106,255
U.S. Bank NA, Series BKNT
4.800%	04/15/2015		250,000	241,419
UBS AG/Stamford Branch (Switzerland)
5.875%	07/15/2016		1,000,000	978,597
Wachovia Bank NA/Old
4.875%	02/01/2015	†	1,500,000	1,363,551
Wachovia Corp.
5.300%	10/15/2011		500,000	489,252
Wachovia Corp.
5.250%	08/01/2014		1,000,000	932,271
Wells Fargo & Co.
7.550%	06/21/2010		750,000	791,384
Wells Fargo & Co.
5.000%	11/15/2014	†	750,000	742,045
Wells Fargo & Co.
4.200%	01/15/2010	†	500,000	501,643
Wells Fargo Bank NA
6.450%	02/01/2011		1,000,000	1,045,614
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	469,644
Zions Bancorporation
6.000%	09/15/2015		500,000	422,785

				22,089,050

Commercial Services—0.2%
PHH Corp.
7.125%	03/01/2013		100,000	89,608
RR Donnelley & Sons Co.
4.950%	04/01/2014		550,000	504,604
Western Union Co. (The)
5.400%	11/17/2011		1,000,000	995,306

				1,589,518

Commercial Services & Supplies—0.1%
Waste Management, Inc.
7.000%	07/15/2028		550,000	555,605

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		1,000,000	1,010,467
Motorola, Inc.
7.500%	05/15/2025		500,000	468,767
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	402,879

				1,882,113

Computers & Peripherals—0.1%
International Business Machines Corp.
7.000%	10/30/2025		500,000	537,901
International Business Machines Corp.
4.750%	11/29/2012		250,000	253,710

				791,611

Construction Materials—0.1%
Hanson plc (United Kingdom)
6.125%	08/15/2016		500,000	496,872
Lafarge SA (France)
6.500%	07/15/2016		750,000	724,865

				1,221,737

Consumer Finance—1.2%
American Express Co.
6.800%	09/01/2066	#	1,000,000	925,948
American General Finance Corp. (MTN)
5.400%	12/01/2015		750,000	637,436
Boeing Capital Corp.
6.100%	03/01/2011		500,000	526,936
Capital One Bank
5.125%	02/15/2014		500,000	486,691
CIT Group, Inc. (MTN)
4.750%	12/15/2010		1,000,000	815,990
CIT Group, Inc.
5.000%	02/13/2014		500,000	359,450
Household Finance Corp.
8.000%	07/15/2010		750,000	784,642
Household Finance Corp.
6.375%	10/15/2011		1,750,000	1,791,120
6.375%	11/27/2012	†	1,000,000	1,026,376
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	401,390
HSBC Finance Corp.
7.000%	05/15/2012		1,500,000	1,555,008
International Lease Finance Corp. (MTN)
5.450%	03/24/2011	†	1,000,000	940,325
John Deere Capital Corp.
7.000%	03/15/2012		350,000	376,745
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	231,363
SLM Corp. (MTN)
5.000%	10/01/2013	†	500,000	432,813
SLM Corp.
5.450%	04/25/2011	†	750,000	685,368
Textron Financial Corp.
6.000%	11/20/2009		200,000	207,592

				12,185,193

Cosmetics/Personal Care—0.0%
Procter & Gamble Co.
5.800%	08/15/2034		250,000	252,168

Diversified Financial Services—1.8%
Associates Corp of North America
6.950%	11/01/2018		250,000	259,640
AXA Financial, Inc.
7.750%	08/01/2010		100,000	105,483
BSCH Issuances Ltd. (Cayman Islands)
7.625%	09/14/2010		350,000	371,732
China Development Bank (China)
5.000%	10/15/2015		250,000	244,715
CIT Group Funding Co. of Canada (Canada)
4.650%	07/01/2010		500,000	418,393
Citigroup Capital XXI
8.300%	12/21/2077	#	500,000	473,409

See accompanying notes to financial statements.	175

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Deutsche Bank AG/London (Germany)
6.000%	09/01/2017	†	$500,000 $	505,732
Deutsche Bank Financial, Inc.
5.375%	03/02/2015		250,000	242,985
General Electric Capital Corp. (MTN)
6.750%	03/15/2032		750,000	757,443
General Electric Capital Corp. (MTN)
6.000%	06/15/2012		1,000,000	1,034,289
General Electric Capital Corp. (MTN)
5.875%	02/15/2012		500,000	519,160
General Electric Capital Corp. (MTN)
5.625%	09/15/2017		750,000	734,746
General Electric Capital Corp. (MTN)
5.400%	02/15/2017		750,000	729,213
General Electric Capital Corp. (MTN)
4.625%	09/15/2009		1,000,000	1,008,326
General Electric Capital Corp.
6.375%	11/15/2067	#	1,000,000	947,437
General Electric Capital Corp.
4.800%	05/01/2013	†	1,000,000	980,709
Goldman Sachs Group, Inc. (The)
6.345%	02/15/2034	†	500,000	425,088
KFW International Finance, Inc. (Germany)
8.000%	02/15/2010		250,000	267,529
Kreditanstalt fuer Wiederaufbau (Germany)
4.500%	09/21/2009	†	1,000,000	1,019,013
Kreditanstalt fuer Wiederaufbau (Germany)
4.250%	06/15/2010	†	1,000,000	1,014,923
Kreditanstalt fuer Wiederaufbau (Germany)
4.125%	10/15/2014		1,000,000	961,729
Kreditanstalt fuer Wiederaufbau (Germany)
3.250%	02/15/2011		1,000,000	1,001,347
Kreditanstalt fuer Wiederaufbau (MTN) (Germany)
4.875%	01/17/2017	†	1,000,000	1,036,878
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		1,000,000	1,037,667
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%	12/31/2049	#	1,000,000	868,099
National Rural Utilities Cooperative Finance Corp. (MTN)
7.250%	03/01/2012		500,000	532,678
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011		1,000,000	1,036,203
Unilever Capital Corp.
7.125%	11/01/2010		500,000	533,846

				19,068,412

Diversified Telecommunication Services—1.3%
AT&T Corp.
7.300%	11/15/2011		1,000,000	1,065,880
AT&T, Inc.
5.625%	06/15/2016		500,000	495,945
Bellsouth Capital Funding Corp.
7.875%	02/15/2030		900,000	996,854
BellSouth Corp.
6.875%	10/15/2031		350,000	350,637
BellSouth Corp.
6.000%	10/15/2011	†	250,000	257,683
British Telecommunications plc (United Kingdom)
9.125%	12/15/2030		150,000	180,788
British Telecommunications plc (United Kingdom)
8.625%	12/15/2010		1,000,000	1,074,343
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		750,000	862,786
Deutsche Telekom International Finance BV (Netherlands)
8.500%	06/15/2010		700,000	740,855
Embarq Corp.
7.082%	06/01/2016		500,000	475,579
France Telecom SA (France)
8.500%	03/01/2031		500,000	606,895
France Telecom SA (France)
7.750%	03/01/2011		100,000	105,968
Koninklijke KPN NV (Netherlands)
8.375%	10/01/2030		500,000	576,369
Koninklijve KPN NV (Netherlands)
8.000%	10/01/2010		350,000	370,503
Qwest Corp.
6.500%	06/01/2017		500,000	448,750
SBC Communications, Inc.
6.250%	03/15/2011	†	250,000	258,666
SBC Communications, Inc.
6.150%	09/15/2034		500,000	468,648
Telecom Italia Capital SA (Luxembourg)
6.000%	09/30/2034		250,000	214,603
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		350,000	331,004
Telecom Italia Capital SA (Luxembourg)
4.950%	09/30/2014		500,000	458,225
Telefonica Emisiones SAU (Spain)
6.421%	06/20/2016		500,000	508,322
Verizon Communications, Inc.
5.850%	09/15/2035		750,000	663,138
Verizon Global Funding Corp.
7.750%	12/01/2030	†	750,000	807,923
Verizon Global Funding Corp.
7.375%	09/01/2012		1,000,000	1,079,919
Verizon Pennsylvania, Inc., Series A
5.650%	11/15/2011	†	350,000	352,731
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	241,922

				13,994,936

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	151,365
American Electric Power Co., Inc., Series C
5.375%	03/15/2010		250,000	252,728
Arizona Public Service Co.
6.500%	03/01/2012		150,000	151,384
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	150,226
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	496,606
Constellation Energy Group, Inc.
7.600%	04/01/2032		150,000	150,664
Constellation Energy Group, Inc.
7.000%	04/01/2012		500,000	518,837
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	148,033
Dominion Resources, Inc./VA
5.700%	09/17/2012		250,000	254,070
DTE Energy Co.
7.050%	06/01/2011		350,000	362,856
Duke Energy Carolinas LLC
6.450%	10/15/2032		500,000	508,703
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	152,552
Exelon Corp.
4.900%	06/15/2015		350,000	322,509

176	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Exelon Generation Co. LLC
6.950%	06/15/2011		$500,000	$517,127
FirstEnergy Corp., Series B
6.450%	11/15/2011		175,000	179,702
FirstEnergy Corp., Series C
7.375%	11/15/2031		250,000	272,636
Florida Power & Light Co.
5.625%	04/01/2034		50,000	47,376
Florida Power & Light Co.
4.950%	06/01/2035		500,000	429,233
Florida Power & Light Co.
4.850%	02/01/2013		150,000	150,538
Jersey Central Power & Light
5.625%	05/01/2016		500,000	483,444
Midamerican Energy Holdings Co.
6.750%	12/30/2031		250,000	262,182
Midamerican Energy Holdings Co.
6.125%	04/01/2036	†	500,000	481,695
Midamerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	146,388
National Grid plc (United Kingdom)
6.300%	08/01/2016		250,000	250,720
Nisource Finance Corp.
7.875%	11/15/2010		50,000	51,879
Nisource Finance Corp.
5.450%	09/15/2020		500,000	437,201
Northern States Power Co.
6.250%	06/01/2036		500,000	512,817
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	167,820
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	496,773
Oncor Electric Delivery Co.
6.375%	05/01/2012		350,000	354,858
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	393,437
Pacific Gas & Electric Co.
6.050%	03/01/2034	†	500,000	483,654
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	152,904
PPL Capital Funding, Inc., Series A
6.700%	03/30/2067	#	500,000	427,188
Progress Energy, Inc.
7.750%	03/01/2031		250,000	286,500
Progress Energy, Inc.
7.100%	03/01/2011		188,000	197,940
PSEG Power LLC
8.625%	04/15/2031		500,000	604,324
Scottish Power Ltd. (United Kingdom)
5.375%	03/15/2015		500,000	477,534
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	133,714
Southern California Edison Co.
6.650%	04/01/2029		500,000	514,877
Southern Power Co., Series D
4.875%	07/15/2015	†	1,000,000	947,007
Union Electric Co.
6.400%	06/15/2017	a	500,000	499,877
Virginia Electric and Power Co.
5.400%	04/30/2018		500,000	483,575
Wisconsin Electric Power
5.625%	05/15/2033		250,000	231,635

				14,697,088

Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	149,934

Electronic Equipment & Instruments—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	255,594

Energy Equipment & Services—0.0%
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	513,015

Food—0.5%
Campbell Soup Co.
4.875%	10/01/2013		250,000	250,524
ConAgra Foods, Inc.
7.125%	10/01/2026		500,000	528,904
ConAgra Foods, Inc.
6.750%	09/15/2011		97,000	101,077
ConAgra Foods, Inc.
5.819%	06/15/2017		153,000	153,566
General Mills, Inc.
5.700%	02/15/2017		500,000	496,443
HJ Heinz Co.
6.625%	07/15/2011		250,000	261,276
Kellogg Co., Series B
6.600%	04/01/2011	†	750,000	789,568
Kraft Foods, Inc.
6.875%	02/01/2038	†	500,000	487,609
Kraft Foods, Inc.
6.500%	11/01/2031		100,000	92,822
Kraft Foods, Inc.
5.625%	11/01/2011		1,100,000	1,110,678
Kroger Co. (The)
7.500%	04/01/2031	†	200,000	219,136
Safeway, Inc.
7.500%	09/15/2009		800,000	826,406

				5,318,009

Gas Utilities—0.0%
KeySpan Corp.
7.625%	11/15/2010		350,000	373,498

Healthcare—Products—0.1%
Baxter International, Inc.
5.900%	09/01/2016		750,000	769,201
Johnson & Johnson
4.950%	05/15/2033		200,000	183,278

				952,479

Healthcare—Services—0.2%
Aetna, Inc.
6.625%	06/15/2036		250,000	240,809
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	484,535
UnitedHealth Group, Inc.
5.375%	03/15/2016		500,000	470,477
WellPoint, Inc.
6.800%	08/01/2012		150,000	155,400
WellPoint, Inc.
5.250%	01/15/2016		1,000,000	941,328

				2,292,549

Household Products/Wares—0.1%
Fortune Brands, Inc.
5.375%	01/15/2016	†	750,000	703,421
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	520,078

See accompanying notes to financial statements.	177

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kimberly-Clark Corp.
5.625%	02/15/2012		$250,000	$259,814

				1,483,313

Insurance—0.9%
AEGON Funding Co. LLC (Netherlands)
5.750%	12/15/2020		500,000	470,637
Allstate Corp. (The)
5.350%	06/01/2033		500,000	421,200
American International Group, Inc.
5.850%	01/16/2018		1,000,000	938,522
American International Group, Inc.
5.050%	10/01/2015		750,000	680,560
American International Group, Inc.
4.250%	05/15/2013	†	100,000	91,923
Assurant, Inc.
5.625%	02/15/2014		500,000	474,490
AXA SA (France)
8.600%	12/15/2030		250,000	269,960
Berkshire Hathaway Finance Corp.
4.125%	01/15/2010		500,000	505,123
Chubb Corp.
6.375%	03/29/2067	#	500,000	458,117
Cincinnati Financial Corp.
6.125%	11/01/2034		500,000	443,383
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	132,046
ING Capital Funding Trust III, Perpetual Bond
8.439%	12/31/2049	#	150,000	151,644
Lincoln National Corp.
6.150%	04/07/2036		250,000	231,118
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		1,000,000	992,901
MetLife, Inc.
5.700%	06/15/2035		500,000	442,294
MetLife, Inc.
5.000%	06/15/2015		1,000,000	972,928
Progressive Corp. (The)
6.625%	03/01/2029		150,000	152,183
Prudential Financial, Inc. (MTN)
5.100%	09/20/2014		500,000	487,818
Prudential Financial, Inc.
5.700%	12/14/2036	†	250,000	212,686
Radian Group, Inc.
5.625%	02/15/2013		100,000	50,421
Travelers Property Casualty Corp.
7.750%	04/15/2026		500,000	531,148

				9,111,102

IT Services—0.0%
Computer Sciences Corp.
7.375%	06/15/2011		100,000	105,055
Electronic Data Systems Corp., Series B
6.500%	08/01/2013		150,000	154,225

				259,280

Lodging—0.0%
Wyndham Worldwide Corp.
6.000%	12/01/2016		435,000	384,745

Machinery—0.4%
3M Co.
5.700%	03/15/2037		250,000	253,347
Caterpillar, Inc.
7.250%	09/15/2009		750,000	780,733
Caterpillar, Inc.
6.050%	08/15/2036		500,000	498,284
Deere & Co.
6.950%	04/25/2014		250,000	274,221
General Electric Co.
5.000%	02/01/2013		800,000	806,575
Honeywell International, Inc.
7.500%	03/01/2010	†	1,000,000	1,064,460
Honeywell International, Inc.
6.125%	11/01/2011		250,000	265,420
Tyco International Group SA (Luxembourg)
6.375%	10/15/2011		400,000	409,633

				4,352,673

Media—1.0%
British Sky Broadcasting Group plc (United Kingdom)
8.200%	07/15/2009		250,000	258,093
CBS Corp.
7.875%	07/30/2030		250,000	242,861
CBS Corp.
5.625%	08/15/2012	†	50,000	49,384
Comcast Corp.
7.050%	03/15/2033		500,000	509,480
Comcast Corp.
6.950%	08/15/2037		400,000	394,648
Comcast Corp.
6.450%	03/15/2037	†	500,000	466,800
Comcast Corp.
5.850%	01/15/2010		1,000,000	1,015,693
Comcast Corp.
5.650%	06/15/2035	†	500,000	426,216
Comcast Corp.
5.300%	01/15/2014		500,000	485,243
COX Communications, Inc.
5.500%	10/01/2015		75,000	72,395
COX Communications, Inc.
5.450%	12/15/2014		300,000	288,675
COX Communications, Inc.
4.625%	06/01/2013		250,000	236,924
News America Holdings, Inc.
8.000%	10/17/2016		150,000	166,946
News America Holdings, Inc.
7.750%	12/01/2045		200,000	214,095
News America Holdings, Inc.
6.400%	12/15/2035		500,000	474,638
News America Holdings, Inc.
5.300%	12/15/2014		500,000	490,785
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	489,297
Time Warner Entertainment Co. LP
8.375%	07/15/2033		500,000	542,608
Time Warner Entertainment Co., LP
8.375%	03/15/2023		500,000	539,966
Time Warner, Inc.
7.625%	04/15/2031		500,000	508,999
Time Warner, Inc.
6.875%	05/01/2012	†	150,000	153,585
Time Warner, Inc.
5.875%	11/15/2016		1,000,000	944,477
Viacom, Inc.
6.250%	04/30/2016		1,000,000	967,340
Walt Disney Co. (MTN)
7.000%	03/01/2032	†	500,000	572,765

				10,511,913

178	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals & Mining—0.2%
Alcan, Inc. (Canada)
6.125%	12/15/2033		$150,000	$135,399
Alcan, Inc. (Canada)
4.875%	09/15/2012		350,000	341,037
Alcoa, Inc.
5.550%	02/01/2017		750,000	703,432
BHP Finance USA (Australia)
4.800%	04/15/2013		150,000	146,583
Southern Copper Corp.
7.500%	07/27/2035		250,000	246,048
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		600,000	560,241
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		250,000	243,244

				2,375,984

Multi-National—1.0%
Asian Development Bank/Pasig (MTN) (Supranational)
5.500%	06/27/2016		750,000	806,438
Asian Development Bank/Pasig (Supranational)
4.125%	09/15/2010		1,000,000	1,021,706
European Investment Bank (Supranational)
5.125%	09/13/2016		1,000,000	1,052,667
European Investment Bank (Supranational)
4.625%	03/21/2012		1,000,000	1,033,867
4.625%	05/15/2014		500,000	515,094
European Investment Bank (Supranational)
4.125%	09/15/2010		1,500,000	1,534,166
European Investment Bank (Supranational)
4.000%	03/03/2010	†	1,000,000	1,018,149
European Investment Bank (Supranational)
3.375%	06/12/2013	†	500,000	492,470
Inter-American Development Bank (Supranational)
7.375%	01/15/2010		750,000	796,328
International Bank for Reconstruction & Development (Supranational)
7.625%	01/19/2023		1,000,000	1,290,689
International Bank for Reconstruction & Development (Supranational)
4.125%	08/12/2009		350,000	354,425
International Finance Corp. (Supranational)
5.125%	05/02/2011		1,000,000	1,050,452

				10,966,451

Office Electronics—0.1%
Pitney Bowes, Inc. (MTN)
4.750%	01/15/2016		200,000	187,818
Pitney Bowes, Inc.
5.000%	03/15/2015	†	500,000	494,312
Xerox Corp.
6.875%	08/15/2011		750,000	777,784

				1,459,914

Oil, Gas & Consumable Fuels—1.4%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	426,270
Anadarko Petroleum Corp.
6.450%	09/15/2036		500,000	495,131
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	177,072
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	451,652
Canadian Natural Resources Ltd. (Canada)
5.450%	10/01/2012		250,000	252,511
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013		850,000	910,829
Conoco, Inc.
6.950%	04/15/2029		1,250,000	1,374,841
DCP Midstream LLC
7.875%	08/16/2010		350,000	367,491
Devon Financing Corp. ULC
7.875%	09/30/2031		500,000	592,259
Devon Financing Corp. ULC
6.875%	09/30/2011		750,000	796,597
Energy Transfer Partners, LP
5.950%	02/01/2015		750,000	739,507
Enterprise Products Operating, LP
4.950%	06/01/2010		150,000	150,035
Enterprise Products Operating, LP, Series B
5.600%	10/15/2014		150,000	147,132
Enterprise Products Partners, LP, Series B
6.875%	03/01/2033		150,000	147,706
Hess Corp.
7.300%	08/15/2031		250,000	280,033
Hess Corp.
6.650%	08/15/2011		150,000	157,438
Kinder Morgan Energy Partners, LP
7.300%	08/15/2033		500,000	513,070
Marathon Oil Corp.
6.125%	03/15/2012		350,000	359,779
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	474,924
Nexen, Inc. (Canada)
5.050%	11/20/2013		250,000	244,567
Pemex Project Funding Master Trust
9.375%	12/02/2008		177,000	181,425
Pemex Project Funding Master Trust
9.125%	10/13/2010	a	80,000	87,400
Pemex Project Funding Master Trust
6.625%	06/15/2035	†	500,000	495,802
Petrobras International Finance Co. (Cayman Islands)
6.125%	10/06/2016		500,000	502,500
Petro-Canada (Canada)
5.950%	05/15/2035		250,000	220,346
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	522,306
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	†	350,000	343,090
Texas Eastern Transmission, LP
7.000%	07/15/2032		500,000	502,591
TransCanada Corp. (Canada)
5.850%	03/15/2036		500,000	444,557
TransCanada Pipelines Ltd. (Canada)
4.000%	06/15/2013		250,000	235,371
Union Pacific Resources Group
7.150%	05/15/2028		350,000	361,459
Valero Energy Corp.
6.125%	06/15/2017		500,000	483,708
Valero Energy Corp.
4.750%	06/15/2013		500,000	476,503
XTO Energy, Inc.
4.900%	02/01/2014		750,000	734,423

				14,650,325

Paper & Forest Products—0.1%
Masco Corp.
6.125%	10/03/2016		500,000	453,777
Weyerhaeuser Co.
7.375%	03/15/2032		500,000	497,312

See accompanying notes to financial statements.	179

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Weyerhaeuser Co.
6.750%	03/15/2012		$100,000	$103,076

				1,054,165

Pharmaceuticals—0.5%
Abbott Laboratories
5.875%	05/15/2016		1,000,000	1,030,471
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	770,109
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	327,580
Eli Lilly & Co.
6.770%	01/01/2036		250,000	274,686
GlaxoSmithKline Capital, Inc.
4.375%	04/15/2014		500,000	486,040
Merck & Co., Inc.
4.750%	03/01/2015	†	350,000	346,144
Merck & Co., Inc.
4.375%	02/15/2013	†	200,000	200,511
Pharmacia Corp.
6.500%	12/01/2018		350,000	384,579
Schering-Plough Corp.
6.750%	12/01/2033		250,000	255,255
Teva Pharmaceutical Finance LLC
6.150%	02/01/2036		250,000	240,127
Wyeth
6.950%	03/15/2011		250,000	264,811
Wyeth
6.500%	02/01/2034	†	250,000	260,035
Wyeth
5.500%	03/15/2013		100,000	102,168
5.500%	02/01/2014		250,000	252,321

				5,194,837

Retail—0.7%
CVS Corp.
4.875%	09/15/2014		530,000	515,117
Home Depot, Inc.
5.875%	12/16/2036		250,000	204,860
Home Depot, Inc.
5.200%	03/01/2011		750,000	744,290
Limited Brands, Inc.
5.250%	11/01/2014		250,000	211,745
Lowe’s Cos, Inc.
5.400%	10/15/2016		1,000,000	986,012
Macys Retail Holdings, Inc.
5.900%	12/01/2016		750,000	652,554
Macys Retail Holdings, Inc.
5.750%	07/15/2014		250,000	226,007
McDonald’s Corp.
5.350%	03/01/2018		500,000	488,725
Target Corp.
7.000%	07/15/2031		350,000	371,358
Target Corp.
6.000%	01/15/2018	†	500,000	502,689
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	282,299
Wal-Mart Stores, Inc.
6.875%	08/10/2009		750,000	777,778
Wal-Mart Stores, Inc.
5.250%	09/01/2035		750,000	653,807
Wal-Mart Stores, Inc.
4.550%	05/01/2013	†	500,000	502,849
Wal-Mart Stores, Inc.
4.125%	02/15/2011		250,000	251,865
Yum! Brands, Inc.
7.700%	07/01/2012		250,000	268,605

				7,640,560

Road & Rail—0.3%
Burlington Northern Santa Fe Corp.
7.125%	12/15/2010		750,000	790,034
Canadian National Railway Co. (Canada)
6.250%	08/01/2034		500,000	489,399
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	570,158
CSX Corp.
6.750%	03/15/2011		300,000	311,097
Norfolk Southern Corp.
7.050%	05/01/2037		500,000	541,901
Norfolk Southern Corp.
5.257%	09/17/2014		500,000	495,042
Union Pacific Corp.
6.625%	02/01/2029		250,000	254,149

				3,451,780

Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	985,481

Sovereign—0.1%
Export-Import Bank Of Korea (Korea, Republic of )
5.125%	03/16/2015		500,000	462,738
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	514,837

				977,575

Thrifts & Mortgage Finance—0.0%
Abbey National plc (United Kingdom)
7.950%	10/26/2029		250,000	254,922

Transportation Infrastructure—0.0%
FedEx Corp.
9.650%	06/15/2012		150,000	172,847

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
5.500%	03/01/2014		100,000	98,834
AT&T Wireless Services, Inc.
8.750%	03/01/2031		250,000	297,445
AT&T Wireless Services, Inc.
7.875%	03/01/2011		750,000	798,971
Cingular Wireless LLC
6.500%	12/15/2011		250,000	260,047
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	275,406
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		550,000	574,950
Vodafone Group plc (United Kingdom)
5.625%	02/27/2017		500,000	482,451
Vodafone Group plc (United Kingdom)
5.375%	01/30/2015		250,000	243,543

				3,031,647

TOTAL CORPORATE OBLIGATIONS (Cost $229,332,157)				223,211,102

180	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—9.9%
U.S. Government Agency Obligations—9.9%
Federal Home Loan Bank
5.750%	05/15/2012		$2,225,000	$2,371,719
5.375%	05/18/2016		2,000,000	2,107,626
5.250%	06/18/2014	†	1,000,000	1,050,572
4.875%	09/08/2017		1,250,000	1,266,635
4.750%	12/16/2016	†	1,000,000	1,007,411
4.625%	02/18/2011	†	5,500,000	5,699,672
4.500%	11/15/2012	†	3,500,000	3,569,678
4.375%	03/17/2010		975,000	996,520
3.875%	01/15/2010	†	1,500,000	1,520,058
3.625%	05/29/2013	†	5,000,000	4,891,840
Federal Home Loan Mortgage Corp.
7.000%	03/15/2010		2,630,000	2,801,765
6.875%	09/15/2010		5,000,000	5,376,395
6.250%	07/15/2032		1,050,000	1,205,801
6.000%	06/15/2011-04/16/2037	†	3,550,000	3,691,510
5.650%	02/23/2017		1,160,000	1,171,120
5.600%	10/17/2013		500,000	503,668
5.500%	07/18/2016		1,000,000	1,053,889
5.450%	09/02/2011-11/21/2013		1,100,000	1,106,246
5.400%	03/02/2012		770,000	773,342
5.375%	01/09/2014		400,000	403,358
5.250%	02/24/2011-03/15/2012	†	2,100,000	2,113,793
5.200%	03/05/2019		200,000	198,073
5.125%	07/15/2012	†	3,000,000	3,137,829
5.050%	01/26/2015		300,000	311,365
5.000%	01/30/2014	†	600,000	620,787
4.750%	12/08/2010	†	500,000	515,856
4.500%	04/02/2014-01/15/2015		1,250,000	1,263,158
4.375%	01/25/2010-07/17/2015	†	5,000,000	5,056,999
4.150%	05/29/2013		1,300,000	1,296,357
4.125%	09/01/2009-02/24/2011	†	2,650,000	2,695,472
4.000%	09/22/2009		560,000	567,324
3.450%	04/30/2010		6,000,000	6,004,560
Federal National Mortgage Association
9.235%	06/01/2017		1,000,000	663,410
7.250%	01/15/2010	†	1,300,000	1,383,130
6.625%	09/15/2009-11/15/2030		1,600,000	1,816,999
6.250%	05/15/2029	†	1,740,000	1,974,482
6.125%	03/15/2012-07/17/2013		1,250,000	1,307,519
6.060%	07/20/2027		300,000	309,352
6.000%	08/22/2016		1,160,000	1,164,236
5.945%	06/07/2027		300,000	309,334
5.800%	02/09/2026		100,000	102,135
5.750%	02/13/2017		600,000	601,856
5.700%	10/05/2021		300,000	303,240
5.625%	05/19/2011	†	1,300,000	1,326,131
5.500%	03/15/2011-12/14/2022	†	2,980,000	3,126,581
5.375%	11/15/2011-04/11/2022	†	4,380,000	4,567,686
5.300%	05/07/2012		700,000	706,087
5.100%	09/10/2009		2,300,000	2,309,773
5.000%	03/15/2016-05/11/2017	†	3,950,000	4,036,503
4.875%	12/15/2016	†	1,000,000	1,013,661
4.750%	01/02/2013	†	1,300,000	1,311,599
4.625%	10/15/2013		900,000	918,523
4.375%	09/15/2012-03/15/2013		4,400,000	4,459,919
4.125%	05/15/2010	†	1,200,000	1,221,702
Financing Corp.
9.650%	11/02/2018		500,000	695,102
8.600%	09/26/2019		500,000	658,122
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,335,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,880,200)				103,972,925

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—38.6%
U.S. Government Agency Mortgage-Backed Securities—38.6%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027-10/01/2029		540,708	585,916
7.000%	02/01/2016-09/01/2036		1,745,727	1,840,473
6.500%	07/01/2008-01/01/2038		10,538,093	10,917,137
6.050%	01/01/2037	#	2,750,966	2,802,886
6.000%	11/01/2016-06/01/2038		29,738,607	30,138,741
5.902%	01/01/2037	#	688,521	698,476
5.640%	02/01/2037	#	1,655,091	1,662,690
5.500%	02/01/2018-03/01/2038		41,795,673	41,401,987
5.000%	05/01/2018-06/01/2038		39,008,957	37,846,802
4.749%	09/01/2035	#	791,694	797,737
4.500%	07/01/2011-09/01/2036		11,802,859	11,359,634
4.399%	12/01/2035	#	6,228,811	6,222,255
4.000%	04/01/2009-12/01/2020		3,401,826	3,224,651
3.500%	05/01/2011		61,331	61,017
Federal National Mortgage Association
7.500%	06/01/2030-07/01/2031		46,012	49,657
7.000%	03/01/2030-04/01/2038		4,583,044	4,819,474
6.500%	02/01/2017-01/01/2037		13,240,522	13,688,043
6.000%	04/01/2014-02/01/2038		45,836,759	46,398,971
5.679%	01/01/2037	#	2,802,907	2,853,252
5.640%	05/01/2036	#	2,139,401	2,181,089
5.637%	03/01/2037	#	6,862,118	6,984,480
5.592%	07/01/2036	#	1,782,432	1,818,415
5.500%	07/25/2037	TBA	2,300,000	2,267,296
5.500%	01/01/2018-03/01/2038		72,695,746	72,068,762
5.431%	02/01/2037	#	371,124	374,647
5.400%	12/01/2036	#	2,780,428	2,825,709
5.000%	07/25/2038	TBA	2,000,000	1,917,188
5.000%	03/01/2018-05/01/2038		43,277,361	41,998,424
4.863%	10/01/2035	#	1,720,481	1,739,878
4.760%	05/01/2035	#	1,720,445	1,732,743
4.667%	05/01/2035	#	507,144	512,934

See accompanying notes to financial statements.	181

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
4.500%	07/01/2011-02/01/2038			$13,385,494	$12,889,432
4.433%	08/01/2034		#	878,413	888,684
4.000%	07/01/2011-12/01/2018			4,085,556	3,913,941
Government National Mortgage Association
7.500%	12/15/2029-05/15/2032			737,713	793,643
7.000%	09/15/2037			629,519	662,715
6.500%	03/15/2026-12/15/2037			4,247,803	4,401,504
6.000%	02/15/2033-03/15/2038			10,570,253	10,757,899
5.500%	03/15/2033-12/15/2037			11,562,776	11,544,674
5.000%	05/15/2033-05/15/2038			7,691,518	7,476,757
4.500%	07/15/2038		TBA	1,000,000	931,875

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $410,802,290)					408,052,488

U.S. TREASURY OBLIGATIONS—21.7%
U.S. Treasury Bonds—5.9%
U.S. Treasury Bond
13.250%	05/15/2014			850,000	927,895
11.750%	11/15/2014			500,000	561,094
11.250%	02/15/2015			1,500,000	2,171,133
9.875%	11/15/2015			550,000	765,746
9.125%	05/15/2018		†	1,060,000	1,487,892
8.750%	05/15/2017-05/15/2020			6,740,000	9,286,355
8.500%	02/15/2020			2,500,000	3,445,313
8.125%	08/15/2019-05/15/2021			3,010,000	4,041,095
8.000%	11/15/2021		†	2,420,000	3,283,071
7.875%	02/15/2021		†	500,000	666,797
7.625%	02/15/2025			1,914,000	2,607,526
7.500%	11/15/2024			775,000	1,042,921
7.250%	05/15/2016-08/15/2022		†	5,030,000	6,271,442
7.125%	02/15/2023			2,525,000	3,233,578
6.500%	11/15/2026			1,550,000	1,916,552
6.250%	08/15/2023-05/15/2030		†	1,380,000	1,659,157
6.125%	11/15/2027-08/15/2029		†	4,150,000	4,986,287
6.000%	02/15/2026			1,700,000	1,991,525
5.375%	02/15/2031			1,341,000	1,490,397
5.250%	02/15/2029			1,480,000	1,606,148
5.000%	05/15/2037		†	1,410,000	1,515,751
4.750%	02/15/2037		†	2,750,000	2,840,665
4.500%	02/15/2036		†	2,650,000	2,631,991
4.375%	02/15/2038		†	2,300,000	2,242,502

					62,672,833

U.S. Treasury Notes—15.8%
U.S. Treasury Note
5.750%	08/15/2010			7,020,000	7,468,080
5.125%	05/15/2016			3,500,000	3,817,191
5.000%	02/15/2011-08/15/2011			4,735,000	5,007,846
4.875%	08/15/2009-08/15/2016	†		10,785,000	11,272,027
4.750%	02/15/2010-08/15/2017	†		16,130,000	16,948,778
4.625%	07/31/2009-02/15/2017	†		16,080,000	16,789,881
4.500%	02/28/2011-05/15/2017	†		22,479,000	23,521,784
4.375%	08/15/2012	†		2,910,000	3,049,363
4.250%	10/15/2010-08/15/2014	†		10,582,000	11,034,230
4.125%	08/15/2010-05/15/2015	†		3,130,000	3,230,824
4.000%	03/15/2010-02/15/2015	†		13,880,000	14,279,875
3.875%	05/15/2010-02/15/2013	†		16,610,000	17,029,142
3.625%	05/15/2013			1,660,000	1,684,771
3.500%	11/15/2009-02/15/2018	†		17,000,000	17,064,063
3.375%	10/15/2009-11/30/2012	†		11,750,000	11,857,645
2.625%	05/31/2010	†		1,960,000	1,961,838
2.125%	01/31/2010	†		860,000	855,835

					166,873,173

TOTAL U.S. TREASURY OBLIGATIONS (Cost $226,804,279)					229,546,006

MUNICIPAL OBLIGATIONS—0.2%
Illinois State (Illinois)
5.100%	06/01/2033			1,100,000	1,036,024
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029			500,000	595,590
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2015			25,000	24,135
Oregon State (Oregon)
5.762%	06/01/2023			200,000	206,664

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,831,089)					1,862,413

SOVEREIGN DEBT OBLIGATIONS—1.7%
Government Issued—1.7%
Brazilian Government International Bond (Brazil)
11.000%	01/11/2012			910,000	1,093,365
11.000%	08/17/2040			860,000	1,138,425
Brazilian Government International Bond (Brazil)
10.125%	05/15/2027			635,000	904,875
Brazilian Government International Bond (Brazil)
8.875%	04/15/2024			400,000	510,000
Brazilian Government International Bond (Brazil)
7.875%	03/07/2015			455,000	510,737
Brazilian Government International Bond (Brazil)
7.125%	01/20/2037			460,000	508,760
British Columbia (Province of) (Canada)
6.500%	01/15/2026			150,000	177,271
Hydro Quebec (Canada)
8.050%	07/07/2024			500,000	659,554
Hydro Quebec (Canada)
6.300%	05/11/2011			350,000	372,519
Italian Republic (Italy)
6.875%	09/27/2023		†	250,000	301,696

182	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—(Continued)
Italian Republic (Italy)
6.000%	02/22/2011	†	$550,000	$585,639
Italian Republic (Italy)
5.375%	06/15/2033		500,000	515,116
Italian Republic (Italy)
4.375%	06/15/2013		1,000,000	1,016,176
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	271,519
Manitoba Province (Canada)
4.900%	12/06/2016		500,000	512,715
Ontario Province (Canada)
5.450%	04/27/2016	†	1,000,000	1,055,680
Ontario Province (Canada)
4.500%	02/03/2015	†	400,000	399,693
Ontario Province (Canada)
3.625%	10/21/2009		250,000	251,778
People’s Republic of China (China)
4.750%	10/29/2013		250,000	251,843
Quebec Province (Canada)
7.500%	09/15/2029		600,000	768,815
Quebec Province (Canada)
6.125%	01/22/2011		850,000	899,431
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	109,031
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	155,640
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	181,049
Republic of Poland (Poland)
5.000%	10/19/2015		300,000	300,210
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	264,375
Saskatchewan Province (Canada)
7.375%	07/15/2013		230,000	263,816
State of Israel (Israel)
5.500%	11/09/2016		1,000,000	1,026,647
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	548,000
United Mexican States (Mexico)
8.300%	08/15/2031		500,000	633,750
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	909,375
United Mexican States (Mexico)
5.875%	01/15/2014		1,000,000	1,042,500

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $18,053,955)				18,140,000

ASSET BACKED SECURITIES—0.7%
Automobile—0.2%
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%	03/17/2014		2,000,000	2,031,868

Credit Card—0.2%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		500,000	491,407
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/15/2014		1,450,000	1,457,408

				1,948,815

Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.620%	03/01/2016		2,700,000	2,892,336

TOTAL ASSET BACKED SECURITIES (Cost $7,092,565)				6,873,019

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.2%
Mortgage Backed—5.2%
Banc of America Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.118%	07/11/2043		500,000	493,797
Banc of America Commercial Mortgage, Inc.
Series 2004-2, Class A3
4.050%	11/10/2038		1,000,000	980,901
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A5
4.811%	12/10/2042		500,000	475,708
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AM
5.352%	09/10/2047	#	1,000,000	944,464
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A2
5.381%	01/15/2049		1,500,000	1,467,548
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4
4.715%	02/11/2041		1,500,000	1,445,465
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.303%	10/12/2042	#	921,000	885,930
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A3
5.251%	04/15/2040	#	750,000	746,280
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.400%	07/15/2044	#	900,000	869,364
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.617%	10/15/2048		1,500,000	1,444,228
CS First Boston Mortgage Corp.
Series 2005-C2, Class A4
4.832%	04/15/2037		750,000	708,630
CS First Boston Mortgage Securities Corp.
Series 2004-C2, Class A2
5.416%	05/15/2036	#	2,000,000	1,947,417
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.100%	08/15/2038	#	2,650,000	2,585,001
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	700,675
GE Capital Commercial Mortgage Corporation
Series 2001-1, Class A2
6.531%	05/15/2033		1,000,000	1,028,704
GE Capital Commercial Mortgage Corporation
Series 2005-C4, Class AM
5.512%	11/10/2045	#	2,000,000	1,913,244
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C1, Class A3
4.776%	03/10/2038		1,000,000	964,307
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class D
5.044%	12/10/2041	#	250,000	197,419

See accompanying notes to financial statements.	183

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%	03/10/2039	†	$1,000,000	$933,802
GS Mortgage Securities Corp. II
Series 2003-C1, Class A3
4.608%	01/10/2040		60,000	57,588
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB7, Class A3
4.449%	01/12/2038		2,000,000	1,963,112
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	963,196
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB9, Class A4
5.553%	06/12/2041	#	750,000	742,012
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX, Class AJ
4.951%	01/12/2037	#	1,750,000	1,535,222
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class AM
5.513%	01/12/2043	#	900,000	859,685
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class E
4.981%	07/15/2042	#	750,000	588,358
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	887,669
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%	08/15/2042	#	1,075,000	1,016,627
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A2
4.790%	10/15/2042		912,141	906,058
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	683,588
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A6
4.786%	10/15/2029	#	1,000,000	949,050
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.424%	02/15/2040		1,000,000	932,215
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	698,851
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class A3
5.403%	07/12/2034		500,000	503,462
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A3
5.653%	02/12/2039	#	750,000	738,603
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A4
5.603%	02/12/2039	#	1,500,000	1,442,143
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	712,770
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.172%	12/12/2049	#	1,000,000	932,460
Morgan Stanley Capital I
Series 2004-HQ3, Class A3
4.490%	01/13/2041		1,000,000	981,042
Morgan Stanley Capital I
Series 2004-T13, Class A2
3.940%	09/13/2045		687,220	678,564
Morgan Stanley Capital I
Series 2004-T15, Class A2
4.690%	06/13/2041		500,000	498,588
Morgan Stanley Capital I
Series 2006-HQ9, Class AM
5.773%	07/12/2044	#	1,000,000	931,475
Morgan Stanley Capital I
Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	738,655
Morgan Stanley Capital I
Series 2007-HQ11, Class A4
5.447%	02/12/2044	#	1,500,000	1,396,143
Morgan Stanley Capital I
Series 2007-IQ13, Class AM
5.406%	03/15/2044		1,500,000	1,333,346
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A1
4.180%	03/12/2035		540,473	520,966
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	705,390
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	721,918
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	489,159
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A4
5.408%	07/15/2041	#	750,000	736,068
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	871,335
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A3
5.893%	05/15/2043	#	1,000,000	996,528
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AJ
6.189%	06/15/2045	#	1,000,000	836,173
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A3
5.679%	10/15/2048		1,600,000	1,544,913
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	495,370
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	462,618
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%	12/15/2043		2,000,000	1,944,645

TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $56,981,517)				54,728,449

184	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Core Bond Index Fund

		Shares	Value
CASH EQUIVALENTS—16.1%
Institutional Money Market Funds—16.1%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	29,762,410	$29,762,411
AIM Short-Term Investments Trust Prime Assets Portfolio	††	134,527,982	134,527,982
JPMorgan Prime Money Market Fund, Capital Shares		5,914,583	5,914,583

TOTAL CASH EQUIVALENTS (Cost $170,204,976)			170,204,976

TOTAL INVESTMENTS—115.2% (Cost $1,223,983,028)			1,216,591,378
Other Assets Less Liabilities—(15.2%)			(160,175,323)

NET ASSETS—100.0%			$1,056,416,055

Notes to the Schedule of Investments:

MTN	Medium Term Note
a	Illiquid Security.
†	Denotes all or a portion of security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
TBA	To be announced.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	185

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—2.6%
Boeing Co. (The)		23,515	$1,545,406
General Dynamics Corp.		12,172	1,024,882
Goodrich Corp.		3,725	176,789
Honeywell International, Inc.		22,620	1,137,334
L-3 Communications Holdings, Inc.		3,929	357,028
Lockheed Martin Corp.		10,504	1,036,325
Northrop Grumman Corp.		10,493	701,982
Precision Castparts Corp.		4,277	412,174
Raytheon Co.		12,973	730,120
Rockwell Collins, Inc.		5,106	244,884
United Technologies Corp.		29,999	1,850,938

			9,217,862

Agriculture—0.1%
Lorillard, Inc.	*	5,232	361,845

Air Freight & Logistics—0.9%
CH Robinson Worldwide, Inc.		5,392	295,697
Expeditors International of Washington, Inc.		6,669	286,767
FedEx Corp.		9,562	753,390
United Parcel Service, Inc., Class B		31,896	1,960,647

			3,296,501

Airlines—0.1%
Southwest Airlines Co.		22,465	292,944

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,363	131,282
Johnson Controls, Inc.		18,309	525,102

			656,384

Automobiles—0.2%
Ford Motor Co.	*†	67,247	323,458
General Motors Corp.	†	17,696	203,504
Harley-Davidson, Inc.	†	7,186	260,564

			787,526

Beverages—2.4%
Anheuser-Busch Cos, Inc.		22,204	1,379,312
Brown-Forman Corp., Class B		2,464	186,204
Coca-Cola Co. (The)		61,272	3,184,919
Coca-Cola Enterprises, Inc.		8,053	139,317
Constellation Brands, Inc., Class A	*†	5,602	111,256
Molson Coors Brewing Co., Class B		4,248	230,794
Pepsi Bottling Group, Inc.		4,086	114,081
PepsiCo, Inc.		48,902	3,109,678

			8,455,561

Biotechnology—1.4%
Amgen, Inc.	*	32,969	1,554,818
Biogen Idec, Inc.	*†	8,876	496,080
Celgene Corp.	*	13,338	851,898
Genzyme Corp.	*	8,228	592,581
Gilead Sciences, Inc.	*	28,189	1,492,607

			4,987,984

Building Products—0.1%
Masco Corp.		11,772	185,174

Capital Markets—2.7%
American Capital Strategies Ltd.	†	5,599	133,088
Ameriprise Financial, Inc.		7,301	296,932
Bank of New York Mellon Corp.		34,990	1,323,672
Charles Schwab Corp. (The)		29,198	599,727
E*Trade Financial Corp.	*†	12,800	40,192
Federated Investors, Inc., Class B		2,799	96,341
Franklin Resources, Inc.		4,858	445,236
Goldman Sachs Group, Inc. (The)		12,067	2,110,518
Janus Capital Group, Inc.	†	4,574	121,074
Legg Mason, Inc.	†	3,983	173,539
Lehman Brothers Holdings, Inc.	†	20,669	409,453
Merrill Lynch & Co., Inc.		29,760	943,690
Morgan Stanley		33,835	1,220,428
Northern Trust Corp.		5,889	403,809
State Street Corp.		12,988	831,102
T Rowe Price Group, Inc.		7,912	446,791

			9,595,592

Chemicals—2.0%
Air Products & Chemicals, Inc.		6,726	664,932
Ashland, Inc.		1,771	85,362
Dow Chemical Co. (The)		28,581	997,763
E.I. Du Pont de Nemours & Co.		27,228	1,167,809
Eastman Chemical Co.	†	2,451	168,776
Ecolab, Inc.		5,184	222,860
Hercules, Inc.	†	3,515	59,509
International Flavors & Fragrances, Inc.		2,365	92,377
Monsanto Co.		16,800	2,124,192
PPG Industries, Inc.		5,081	291,497
Praxair, Inc.		9,796	923,175
Rohm & Haas Co.		3,701	171,875
Sigma-Aldrich Corp.		3,792	204,237

			7,174,364

Commercial Banks—2.1%
BB&T Corp.	†	16,901	384,836
Comerica, Inc.	†	4,863	124,639
Fifth Third Bancorp	†	16,455	167,512
First Horizon National Corp.	†	3,674	27,298
Huntington Bancshares, Inc.	†	11,365	65,576
Keycorp	†	12,073	132,561
M&T Bank Corp.	†	2,431	171,483
Marshall & Ilsley Corp.	†	8,011	122,809
National City Corp.	†	19,071	90,969
PNC Financial Services Group, Inc.		10,783	615,709
Regions Financial Corp.	†	21,660	236,310
SunTrust Banks, Inc.		10,877	393,965
US Bancorp		53,028	1,478,951
Wachovia Corp.	†	65,231	1,013,037
Wells Fargo & Co.		100,985	2,398,394
Zions Bancorporation	†	3,246	102,216

			7,526,265

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc.	*	10,337	130,453
Avery Dennison Corp.	†	3,045	133,767
Cintas Corp.		4,114	109,062
Equifax, Inc.	†	3,838	129,033

186	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Monster Worldwide, Inc.	*	4,065	$83,780
Pitney Bowes, Inc.		6,896	235,154
Robert Half International, Inc.		5,293	126,873
RR Donnelley & Sons Co.		6,781	201,328
Waste Management, Inc.		15,290	576,586

			1,726,036

Communications Equipment—2.5%
Ciena Corp.	*	2,144	49,677
Cisco Systems, Inc.	*	183,286	4,263,232
Corning, Inc.		47,698	1,099,439
JDS Uniphase Corp.	*†	5,668	64,389
Juniper Networks, Inc.	*	16,362	362,909
Motorola, Inc.		68,986	506,357
Qualcomm, Inc.		49,652	2,203,059
Tellabs, Inc.	*	12,229	56,865

			8,605,927

Computers & Peripherals—4.6%
Apple, Inc.	*	26,943	4,511,336
Dell, Inc.	*	62,471	1,366,865
EMC Corp.	*	64,482	947,241
Hewlett-Packard Co.		76,255	3,371,233
International Business Machines Corp.		42,439	5,030,295
Lexmark International, Inc., Class A	*	2,870	95,944
NetApp, Inc.	*	10,193	220,780
QLogic Corp.	*	4,584	66,881
SanDisk Corp.	*	6,917	129,348
Sun Microsystems, Inc.	*†	25,510	277,549
Teradata Corp.	*	5,590	129,353

			16,146,825

Construction & Engineering—0.2%
Fluor Corp.		2,716	505,393
Jacobs Engineering Group, Inc.	*	3,730	301,011

			806,404

Construction Materials—0.1%
Vulcan Materials Co.	†	3,366	201,219

Consumer Finance—0.6%
American Express Co.		35,454	1,335,552
Capital One Financial Corp.	†	11,425	434,265
Discover Financial Services	†	15,513	204,306
SLM Corp.	*	14,292	276,550

			2,250,673

Containers & Packaging—0.1%
Ball Corp.		3,168	151,240
Bemis Co., Inc.		3,365	75,443
Pactiv Corp.	*	4,478	95,068
Sealed Air Corp.	†	4,782	90,906

			412,657

Distributors—0.1%
Genuine Parts Co.		5,410	214,669

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,073	180,271
H&R Block, Inc.		10,232	218,965

			399,236

Diversified Financial Services—3.3%
Bank of America Corp.		136,071	3,248,015
CIT Group, Inc.		8,652	58,920
Citigroup, Inc.		167,241	2,802,959
CME Group, Inc.		1,682	644,525
IntercontinentalExchange, Inc.	*	2,157	245,898
JPMorgan Chase & Co.		106,123	3,641,087
Leucadia National Corp.	†	5,140	241,272
Moody’s Corp.	†	6,539	225,203
NYSE Euronext		8,209	415,868

			11,523,747

Diversified Telecommunication Services—2.9%
AT&T, Inc.		183,137	6,169,885
CenturyTel, Inc.		3,293	117,198
Citizens Communications Co.	†	10,409	118,038
Embarq Corp.		4,416	208,744
Qwest Communications International, Inc.	†	49,218	193,427
Verizon Communications, Inc.		87,799	3,108,085
Windstream Corp.		14,143	174,525

			10,089,902

Electric Utilities—2.3%
Allegheny Energy, Inc.		4,824	241,731
American Electric Power Co., Inc.		12,380	498,047
Duke Energy Corp.		39,212	681,505
Edison International		9,898	508,559
Entergy Corp.		6,031	726,615
Exelon Corp.		20,271	1,823,579
FirstEnergy Corp.		9,191	756,695
FPL Group, Inc.		12,628	828,144
Pepco Holdings, Inc.		6,023	154,490
Pinnacle West Capital Corp.		2,891	88,956
PPL Corp.		11,199	585,372
Progress Energy, Inc.	†	7,759	324,559
Southern Co.		23,187	809,690

			8,027,942

Electrical Equipment—0.5%
Cooper Industries Ltd., Class A		5,710	225,545
Emerson Electric Co.		23,841	1,178,938
Rockwell Automation, Inc.		4,562	199,496

			1,603,979

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc.	*	11,570	411,198
Jabil Circuit, Inc.		5,995	98,378
Molex, Inc.		4,262	104,035
Tyco Electronics Ltd. (Bermuda)		15,195	544,285

			1,157,896

Energy Equipment & Services—3.6%
Baker Hughes, Inc.		9,795	855,495
BJ Services Co.		8,811	281,424
Cameron International Corp.	*	6,832	378,151
ENSCO International, Inc.		4,299	347,101
Halliburton Co.		26,646	1,414,103
Nabors Industries Ltd. (Bermuda)	*†	8,284	407,821
National Oilwell Varco, Inc.	*	12,668	1,123,905
Noble Corp.		8,474	550,471
Rowan Cos, Inc.	†	3,489	163,111
Schlumberger Ltd.		36,727	3,945,582
Smith International, Inc.		6,087	506,073

See accompanying notes to financial statements.	187

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Transocean, Inc.	*	9,631	$1,467,668
Weatherford International Ltd.	*	20,798	1,031,373

			12,472,278

Food & Staples Retailing—2.7%
Costco Wholesale Corp.		13,115	919,886
CVS Caremark Corp.		44,312	1,753,426
Kroger Co. (The)		20,497	591,748
Safeway, Inc.		13,907	397,045
Supervalu, Inc.		6,343	195,935
Sysco Corp.		18,301	503,460
Walgreen Co.		30,005	975,463
Wal-Mart Stores, Inc.		71,759	4,032,856
Whole Foods Market, Inc.	†	4,200	99,498

			9,469,317

Food Products—1.5%
Archer-Daniels-Midland Co.		19,425	655,594
Campbell Soup Co.		6,505	217,657
ConAgra Foods, Inc.		14,538	280,293
Dean Foods Co.	*	4,192	82,247
General Mills, Inc.		10,161	617,484
Hershey Co. (The)	†	5,550	181,929
HJ Heinz Co.		9,503	454,718
Kellogg Co.		7,949	381,711
Kraft Foods, Inc., Class A		46,877	1,333,651
McCormick & Co., Inc.	†	3,895	138,896
Sara Lee Corp.		23,124	283,269
Tyson Foods, Inc., Class A		7,900	118,026
WM Wrigley Jr Co.		6,663	518,248

			5,263,723

Gas Utilities—0.1%
Nicor, Inc.	†	1,395	59,413
Questar Corp.	†	5,268	374,239

			433,652

Health Care Equipment & Supplies—2.0%
Baxter International, Inc.		19,195	1,227,328
Becton Dickinson & Co.		7,580	616,254
Boston Scientific Corp.	*	41,174	506,028
Covidien Ltd.		15,195	727,689
CR Bard, Inc.		3,184	280,033
Hospira, Inc.	*	4,680	187,715
Intuitive Surgical, Inc.	*†	1,056	284,486
Medtronic, Inc.		34,282	1,774,093
St Jude Medical, Inc.	*	10,312	421,555
Stryker Corp.		7,295	458,710
Varian Medical Systems, Inc.	*†	4,001	207,452
Zimmer Holdings, Inc.	*	7,063	480,637

			7,171,980

Health Care Providers & Services—1.8%
Aetna, Inc.		15,520	629,026
AmerisourceBergen Corp.		5,126	204,989
Cardinal Health, Inc.		11,241	579,811
Cigna Corp.		8,754	309,804
Coventry Health Care, Inc.	*	4,800	146,016
Express Scripts, Inc.	*	7,575	475,104
Humana, Inc.	*	5,100	202,827
Laboratory Corp of America Holdings	*†	3,523	245,306
McKesson Corp.		8,702	486,529
Medco Health Solutions, Inc.	*	16,154	762,469
Patterson Cos, Inc.	*†	4,422	129,962
Quest Diagnostics, Inc.		4,860	235,564
Tenet Healthcare Corp.	*	14,819	82,394
UnitedHealth Group, Inc.		38,022	998,077
WellPoint, Inc.	*	16,310	777,335

			6,265,213

Health Care Technology—0.0%
IMS Health, Inc.		6,032	140,546

Hotels, Restaurants & Leisure—1.2%
Carnival Corp.	†	13,148	433,358
Darden Restaurants, Inc.	†	4,663	148,936
International Game Technology		9,467	236,486
Marriott International, Inc., Class A		9,595	251,773
McDonald’s Corp.		35,006	1,968,037
Starbucks Corp.	*	21,892	344,580
Starwood Hotels & Resorts Worldwide, Inc.		5,931	237,655
Wendy’s International, Inc.		2,362	64,294
Wyndham Worldwide Corp.		6,076	108,821
Yum! Brands, Inc.		15,303	536,982

			4,330,922

Household Durables—0.4%
Black & Decker Corp.		1,913	110,017
Centex Corp.	†	3,736	49,950
DR Horton, Inc.	†	8,206	89,035
Fortune Brands, Inc.		4,752	296,572
Harman International Industries, Inc.	†	2,000	82,780
KB Home	†	2,308	39,074
Leggett & Platt, Inc.	†	5,276	88,479
Lennar Corp., Class A	†	4,253	52,482
Newell Rubbermaid, Inc.		8,746	146,845
Pulte Homes, Inc.	†	6,258	60,265
Snap-On, Inc.	†	1,846	96,010
Stanley Works (The)		2,596	116,379
Whirlpool Corp.		2,302	142,103

			1,369,991

Household Products—2.2%
Clorox Co.		4,108	214,438
Colgate-Palmolive Co.		15,433	1,066,420
Kimberly-Clark Corp.		12,781	764,048
Procter & Gamble Co.		94,420	5,741,680

			7,786,586

Independent Power Producers & Energy Traders—0.3%
AES Corp. (The)	*	20,826	400,067
Constellation Energy Group, Inc.		5,647	463,619
Dynegy, Inc., Class A	*	14,627	125,061

			988,747

Industrial Conglomerates—3.0%
3M Co.		21,629	1,505,162
General Electric Co.		306,365	8,176,882
Textron, Inc.		7,472	358,133
Tyco International Ltd. (Bermuda)		15,195	608,408

			10,648,585

Insurance—3.5%
ACE Ltd. (Bermuda)		10,182	560,926
Aflac, Inc.		14,542	913,238
Allstate Corp. (The)		17,707	807,262

188	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.		82,660	$2,187,184
AON Corp.		9,359	429,952
Assurant, Inc.		2,807	185,150
Chubb Corp.		11,560	566,556
Cincinnati Financial Corp.		5,083	129,108
Genworth Financial, Inc., Class A		13,920	247,915
Hartford Financial Services Group, Inc.		9,464	611,091
Lincoln National Corp.		8,407	381,005
Loews Corp.	†	11,259	528,047
Marsh & McLennan Cos, Inc.		16,036	425,756
MBIA, Inc.	†	6,439	28,267
MetLife, Inc.		21,723	1,146,323
Principal Financial Group, Inc.		7,853	329,590
Progressive Corp. (The)		20,912	391,473
Prudential Financial, Inc.		13,729	820,170
Safeco Corp.		2,748	184,556
Torchmark Corp.		2,839	166,507
Travelers Cos, Inc. (The)		19,001	824,643
Unum Group	†	10,826	221,392
XL Capital Ltd., Class A (Bermuda)		5,668	116,534

			12,202,645

Internet & Catalog Retail—0.3%
Amazon.com, Inc.	*	9,269	679,696
Expedia, Inc.	*	6,356	116,823
IAC/InterActiveCorp	*	6,294	121,348

			917,867

Internet Software & Services—1.7%
Akamai Technologies, Inc.	*†	5,150	179,168
eBay, Inc.	*	34,382	939,660
Google, Inc., Class A	*	7,111	3,743,373
VeriSign, Inc.	*†	6,732	254,470
Yahoo! Inc.	*	41,984	867,389

			5,984,060

IT Services—0.9%
Affiliated Computer Services, Inc., Class A	*	3,065	163,947
Automatic Data Processing, Inc.		16,387	686,615
Cognizant Technology Solutions Corp., Class A	*	8,648	281,146
Computer Sciences Corp.	*	4,843	226,846
Convergys Corp.	*	4,528	67,286
Electronic Data Systems Corp.		16,012	394,536
Fidelity National Information Services, Inc.		5,123	189,090
Fiserv, Inc.	*†	5,132	232,839
Paychex, Inc.		9,970	311,862
Total System Services, Inc.		6,097	135,475
Unisys Corp.	*	10,465	41,337
Western Union Co. (The)		22,562	557,733

			3,288,712

Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	8,976	129,524
Hasbro, Inc.		4,244	151,596
Mattel, Inc.		11,814	202,255

			483,375

Life Sciences Tools & Services—0.4%
Applera Corp.—Applied Biosystems Group		5,286	176,975
Millipore Corp.	*	1,546	104,912
PerkinElmer, Inc.		4,019	111,929
Thermo Fisher Scientific, Inc.	*	13,077	728,781
Waters Corp.	*	3,186	205,497

			1,328,094

Machinery—1.9%
Caterpillar, Inc.		19,267	1,422,290
Cummins, Inc.		6,097	399,475
Danaher Corp.		7,623	589,258
Deere & Co.		13,434	968,994
Dover Corp.		6,423	310,681
Eaton Corp.		4,975	422,726
Illinois Tool Works, Inc.		12,456	591,785
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		9,404	351,992
ITT Corp.		5,413	342,805
Manitowoc Co., Inc. (The)	†	3,906	127,062
PACCAR, Inc.		11,068	462,974
Pall Corp.		3,958	157,053
Parker Hannifin Corp.		5,165	368,368
Terex Corp.	*	3,229	165,874

			6,681,337

Media—2.8%
CBS Corp., Class B	†	20,603	401,552
Clear Channel Communications, Inc.		15,334	539,757
Comcast Corp., Class A		91,460	1,734,996
DIRECTV Group, Inc. (The)	*	22,146	573,803
E.W. Scripps Co., Class A	†	2,500	103,850
Gannett Co., Inc.	†	7,093	153,705
Interpublic Group of Cos, Inc. (The)	*†	13,428	115,481
McGraw-Hill Cos, Inc. (The)		9,866	395,824
Meredith Corp.	†	1,189	33,637
New York Times Co. (The), Class A	†	4,417	67,978
News Corp., Class A		70,079	1,053,988
Omnicom Group, Inc.	†	10,092	452,929
Time Warner, Inc.		109,629	1,622,509
Viacom, Inc., Class B	*	20,343	621,275
Walt Disney Co. (The)		57,739	1,801,457
Washington Post Co. (The), Class B		182	106,816

			9,779,557

Metals & Mining—1.4%
AK Steel Holding Corp.		2,902	200,238
Alcoa, Inc.		25,638	913,226
Allegheny Technologies, Inc.		3,169	187,858
Freeport-McMoRan Copper & Gold, Inc.		11,734	1,375,107
Newmont Mining Corp.		14,078	734,309
Nucor Corp.		9,540	712,352
Titanium Metals Corp.	†	2,725	38,123
United States Steel Corp.		3,716	686,642

			4,847,855

Multiline Retail—0.7%
Big Lots, Inc.	*†	2,400	74,976
Dillard’s, Inc., Class A	†	1,726	19,970
Family Dollar Stores, Inc.		5,061	100,916
JC Penney Co., Inc.		7,038	255,409

See accompanying notes to financial statements.	189

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kohl’s Corp.	*	9,410	$376,776
Macy’s, Inc.		12,923	250,965
Nordstrom, Inc.	†	5,703	172,801
Sears Holdings Corp.	*†	2,157	158,885
Target Corp.		24,084	1,119,665

			2,530,363

Multi-Utilities—1.2%
Ameren Corp.		6,170	260,559
Centerpoint Energy, Inc.		9,695	155,605
CMS Energy Corp.		7,199	107,265
Consolidated Edison, Inc.	†	8,061	315,105
Dominion Resources, Inc.	†	17,958	852,825
DTE Energy Co.	†	5,330	226,205
Integrys Energy Group, Inc.	†	2,341	118,993
NiSource, Inc.		8,413	150,761
PG&E Corp.		10,922	433,494
Public Service Enterprise Group, Inc.		15,790	725,235
Sempra Energy		8,214	463,680
TECO Energy, Inc.	†	5,950	127,866
Xcel Energy, Inc.		12,731	255,511

			4,193,104

Office Electronics—0.1%
Xerox Corp.		29,117	394,827

Oil, Gas & Consumable Fuels—12.3%
Anadarko Petroleum Corp.		14,377	1,075,975
Apache Corp.		10,208	1,418,912
Cabot Oil & Gas Corp.		3,009	203,800
Chesapeake Energy Corp.		14,677	968,095
Chevron Corp.		63,817	6,326,179
ConocoPhillips		47,565	4,489,660
Consol Energy, Inc.		5,595	628,710
Devon Energy Corp.		13,476	1,619,276
El Paso Corp.		22,180	482,193
EOG Resources, Inc.		7,575	993,840
Exxon Mobil Corp.		162,799	14,347,476
Hess Corp.		8,391	1,058,860
Marathon Oil Corp.		21,496	1,114,998
Massey Energy Co.		2,476	232,125
Murphy Oil Corp.		5,644	553,394
Noble Energy, Inc.		5,358	538,800
Occidental Petroleum Corp.		25,131	2,258,272
Peabody Energy Corp.		8,293	730,199
Range Resources Corp.		4,649	304,695
Southwestern Energy Co.	*	9,652	459,532
Spectra Energy Corp.		19,659	565,000
Sunoco, Inc.		3,836	156,087
Tesoro Corp.	†	4,285	84,714
Valero Energy Corp.		16,647	685,523
Williams Cos, Inc.		17,884	720,904
XTO Energy, Inc.		15,645	1,071,839

			43,089,058

Paper & Forest Products—0.2%
International Paper Co.		13,188	307,281
MeadWestvaco Corp.		5,462	130,214
Weyerhaeuser Co.		6,280	321,159

			758,654

Personal Products—0.2%
Avon Products, Inc.		13,350	480,867
Estee Lauder Cos, Inc. (The), Class A		3,640	169,078

			649,945

Pharmaceuticals—6.0%
Abbott Laboratories		47,399	2,510,725
Allergan, Inc.	†	9,246	481,254
Barr Pharmaceuticals, Inc.	*	3,200	144,256
Bristol-Myers Squibb Co.		59,948	1,230,732
Eli Lilly & Co.		30,325	1,399,802
Forest Laboratories, Inc.	*	9,616	334,060
Johnson & Johnson		86,993	5,597,130
King Pharmaceuticals, Inc.	*	7,638	79,970
Merck & Co., Inc.		66,108	2,491,610
Mylan, Inc.	*†	9,331	112,625
Pfizer, Inc.		207,576	3,626,353
Schering-Plough Corp.		49,011	965,027
Watson Pharmaceuticals, Inc.	*	2,919	79,309
Wyeth		40,600	1,947,176

			21,000,029

Real Estate Investment Trusts (REIT)—1.2%
Apartment Investment & Management Co., Class A REIT	†	3,115	106,097
AvalonBay Communities, Inc. REIT	†	2,470	220,225
Boston Properties, Inc. REIT		3,717	335,348
Developers Diversified Realty Corp. REIT	†	3,951	137,139
Equity Residential REIT		8,303	317,756
General Growth Properties, Inc. REIT	†	8,178	286,475
HCP, Inc. REIT		7,184	228,523
Host Hotels & Resorts, Inc. REIT		16,217	221,362
Kimco Realty Corp. REIT		7,548	260,557
Plum Creek Timber Co., Inc. REIT	†	5,089	217,351
Prologis REIT		7,749	421,158
Public Storage REIT		3,844	310,557
Simon Property Group, Inc. REIT	†	6,910	621,140
Vornado Realty Trust REIT		4,063	357,544

			4,041,232

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	5,846	112,243

Road & Rail—1.1%
Burlington Northern Santa Fe Corp.		9,001	899,110
CSX Corp.		12,670	795,803
Norfolk Southern Corp.		11,673	731,547
Ryder System, Inc.	†	2,030	139,826
Union Pacific Corp.		15,886	1,199,393

			3,765,679

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc.	*†	16,617	96,877
Altera Corp.		9,869	204,288
Analog Devices, Inc.		9,501	301,847
Applied Materials, Inc.		41,621	794,545
Broadcom Corp., Class A	*	14,124	385,444
Intel Corp.		177,639	3,815,686

190	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
KLA-Tencor Corp.	†	5,560	$226,348
Linear Technology Corp.	†	6,719	218,838
LSI Corp.	*†	23,786	146,046
MEMC Electronic Materials, Inc.	*	7,012	431,518
Microchip Technology, Inc.	†	5,551	169,528
Micron Technology, Inc.	*	23,746	142,476
National Semiconductor Corp.		7,865	161,547
Novellus Systems, Inc.	*†	4,043	85,671
Nvidia Corp.	*	16,756	313,672
Teradyne, Inc.	*	6,358	70,383
Texas Instruments, Inc.		41,228	1,160,980
Xilinx, Inc.		8,667	218,842

			8,944,536

Software—3.5%
Adobe Systems, Inc.	*	17,287	680,935
Autodesk, Inc.	*	7,066	238,901
BMC Software, Inc.	*	5,773	207,828
CA, Inc.		11,671	269,483
Citrix Systems, Inc.	*	5,196	152,814
Compuware Corp.	*	9,006	85,917
Electronic Arts, Inc.	*	9,665	429,416
Intuit, Inc.	*	9,924	273,605
Microsoft Corp.		245,374	6,750,239
Novell, Inc.	*	11,821	69,626
Oracle Corp.	*	121,282	2,546,922
Symantec Corp.	*	26,043	503,932

			12,209,618

Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A		2,804	175,755
AutoNation, Inc.	*†	4,218	42,264
Autozone, Inc.	*	1,371	165,905
Bed Bath & Beyond, Inc.	*	7,855	220,726
Best Buy Co., Inc.		10,836	429,106
GameStop Corp., Class A	*	4,955	200,182
Gap, Inc. (The)		13,860	231,046
Home Depot, Inc.		51,136	1,197,605
Lowe’s Cos, Inc.		44,251	918,208
Ltd. Brands, Inc.		10,263	172,932
Office Depot, Inc.	*	8,714	95,331
RadioShack Corp.		3,908	47,951
Sherwin-Williams Co. (The)	†	3,384	155,427
Staples, Inc.		21,243	504,521
Tiffany & Co.		4,243	172,902
TJX Cos, Inc.		13,095	412,100

			5,141,961

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	*	11,268	325,420
Jones Apparel Group, Inc.		3,500	48,125
Liz Claiborne, Inc.	†	3,056	43,243
Nike, Inc., Class B		11,589	690,820
Polo Ralph Lauren Corp.	†	1,954	122,672
VF Corp.		2,652	188,769

			1,419,049

Thrifts & Mortgage Finance—0.4%
Countrywide Financial Corp.	†	17,838	75,812
Federal National Mortgage Association		32,552	635,090
Freddie Mac		20,106	329,738
Hudson City Bancorp, Inc.		15,412	257,072
MGIC Investment Corp.	†	2,777	16,967
Sovereign Bancorp, Inc.	†	11,004	80,989
Washington Mutual, Inc.	†	32,436	159,910

			1,555,578

Tobacco—1.4%
Altria Group, Inc.		64,332	1,322,666
Philip Morris International, Inc.		64,332	3,177,358
Reynolds American, Inc.	†	5,390	251,551
UST, Inc.		4,656	254,264

			5,005,839

Trading Companies & Distributors—0.1%
W.W. Grainger, Inc.		2,254	184,377

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	12,160	513,760
Sprint Nextel Corp.		85,922	816,259

			1,330,019

TOTAL COMMON STOCKS (Cost $214,644,332)			343,886,267

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bill—0.1%
U.S. Treasury Bill
1.947%	09/18/2008	‡‡
(Cost $373,405)			$375,000	373,532

		Shares	Value
CASH EQUIVALENTS—7.6%
Institutional Money Market Funds—7.6%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	5,603,376	5,603,376
AIM Short-Term Investments Trust Prime Assets Portfolio	††	14,569,196	14,569,196
JPMorgan Prime Money Market Fund, Capital Shares		6,684,917	6,684,917

TOTAL CASH EQUIVALENTS (Cost $26,857,489)			26,857,489

TOTAL INVESTMENTS—105.7% (Cost $241,875,226)			371,117,288
Other assets less liabilities—(5.7%)			(20,135,101)

NET ASSETS—100.0%			$350,982,187

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of security on loan.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.	191

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—98.5%
Aerospace & Defense—2.1%
AAR Corp.	*†	1,489	$20,146
Alliant Techsystems, Inc.	*†	1,550	157,604
Applied Signal Technology, Inc.		1,237	16,897
BE Aerospace, Inc.	*	2,393	55,733
Boeing Co. (The)		26,137	1,717,724
Ceradyne, Inc.	*†	1,867	64,038
Cubic Corp.	†	1,692	37,698
Curtiss-Wright Corp.	†	2,112	94,491
DRS Technologies, Inc.		1,486	116,978
Esterline Technologies Corp.	*†	1,049	51,674
GenCorp, Inc.	*†	1,629	11,664
General Dynamics Corp.		13,610	1,145,962
Goodrich Corp.		4,882	231,700
Heico Corp., Class A	†	878	23,337
Honeywell International, Inc.		27,016	1,358,364
Kreisler Manufacturing Corp.	*	1,250	15,313
L-3 Communications Holdings, Inc.		5,024	456,531
Ladish Co., Inc.	*	900	18,531
Lockheed Martin Corp.		12,021	1,185,992
Moog, Inc., Class A	*†	1,446	53,849
Northrop Grumman Corp.		12,233	818,388
Orbital Sciences Corp.	*†	2,123	50,018
Precision Castparts Corp.		5,136	494,956
Raytheon Co.		17,505	985,181
Rockwell Collins, Inc.		7,347	352,362
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	40,336
Taser International, Inc.	*†	2,292	11,437
Teledyne Technologies, Inc.	*†	1,228	59,914
Triumph Group, Inc.	†	822	38,716
United Technologies Corp.		35,225	2,173,382

			11,858,916

Agriculture—0.1%
Lorillard, Inc.	*	5,735	396,633

Air Freight & Logistics—0.6%
Air T, Inc.		1,352	13,588
Atlas Air Worldwide Holdings, Inc.	*	600	29,676
CH Robinson Worldwide, Inc.		7,150	392,106
Expeditors International of Washington, Inc.		8,772	377,196
FedEx Corp.		10,148	799,560
Forward Air Corp.	†	1,431	49,513
HUB Group, Inc., Class A	*	2,400	81,912
Pacer International, Inc.	†	1,664	35,793
United Parcel Service, Inc., Class B		25,582	1,572,525
UTi Worldwide, Inc. (Virgin Islands, British)	†	2,208	44,050

			3,395,919

Airlines—0.1%
Airtran Holdings, Inc.	*†	3,168	6,463
Alaska Air Group, Inc.	*†	1,343	20,602
AMR Corp.	*	6,672	34,160
Continental Airlines, Inc., Class B	*†	2,723	27,530
Delta Air Lines, Inc.	*†	5,791	33,009
ExpressJet Holdings, Inc.	*†	2,636	1,450
JetBlue Airways Corp.	*†	6,414	23,924
Mesa Air Group, Inc.	*	847	432
Northwest Airlines Corp.	*	11,009	73,319
Skywest, Inc.	†	2,390	30,234
Southwest Airlines Co.		30,863	402,453
UAL Corp.	†	3,500	18,270
US Airways Group, Inc.	*†	2,272	5,680

			677,526

Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	†	2,113	16,883
Amerigon, Inc., Class A	*†	2,107	14,981
ArvinMeritor, Inc.	†	2,791	34,832
BorgWarner, Inc.	†	4,548	201,840
Cooper Tire & Rubber Co.	†	3,066	24,037
Dana Holding Corp.	*†	2,450	13,108
Gentex Corp.	†	6,594	95,217
Goodyear Tire & Rubber Co. (The)	*	7,281	129,820
Johnson Controls, Inc.		22,551	646,762
Lear Corp.	*†	2,741	38,867
Modine Manufacturing Co.	†	1,208	14,943
Proliance International, Inc.	*	2,239	2,127
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	8,652
Sauer-Danfoss, Inc.	†	1,531	47,691
Shiloh Industries, Inc.		1,441	13,531
Strattec Security Corp.		123	4,332
Superior Industries International, Inc.	†	1,102	18,602
Tenneco, Inc.	*	1,600	21,648
TRW Automotive Holdings Corp.	*	900	16,623
Visteon Corp.	*†	5,429	14,278
WABCO Holdings, Inc.		2,354	109,367

			1,488,141

Auto Parts & Equipment—0.0%
ATC Technology Corp.	*†	603	14,038

Automobiles—0.2%
Coachmen Industries, Inc.	*†	705	1,495
Fleetwood Enterprises, Inc.	*†	1,750	4,585
Ford Motor Co.	*†	73,856	355,247
General Motors Corp.	†	19,409	223,204
Harley-Davidson, Inc.	†	10,663	386,640
Monaco Coach Corp.	†	1,376	4,183
Thor Industries, Inc.	†	1,221	25,958
Winnebago Industries	†	1,432	14,592

			1,015,904

Beverages—2.0%
Anheuser-Busch Cos, Inc.		27,758	1,724,327
Brown-Forman Corp., Class B		2,437	184,164
Central European Distribution Corp.	*†	652	48,346
Coca-Cola Bottling Co. Consolidated	†	437	16,160
Coca-Cola Co. (The)		83,577	4,344,332
Coca-Cola Enterprises, Inc.		10,775	186,408
Constellation Brands, Inc., Class A	*	8,096	160,787
Dr. Pepper Snapple Group, Inc.	*	9,896	207,618
Hansen Natural Corp.	*†	2,680	77,238
Molson Coors Brewing Co., Class B		5,822	316,309
Pepsi Bottling Group, Inc.		5,177	144,542
PepsiAmericas, Inc.		3,031	59,953
PepsiCo, Inc.		62,048	3,945,632

			11,415,816

192	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Biotechnology—1.7%
Aastrom Biosciences, Inc.	*†	3,289	$1,217
Abraxis Bioscience, Inc.	*	439	27,859
Alexion Pharmaceuticals, Inc.	*†	1,108	80,330
Alfacell Corp.	*	4,295	1,890
Alkermes, Inc.	*†	3,579	44,236
Alnylam Pharmaceuticals, Inc.	*†	2,390	63,885
Alseres Pharmaceuticals, Inc.	*	724	1,694
Altus Pharmaceuticals, Inc.	*†	1,600	7,120
Amgen, Inc.	*	42,858	2,021,184
Amylin Pharmaceuticals, Inc.	*†	3,885	98,640
Antigenics, Inc.	*	1,707	3,295
Applera Corp.—Celera Group	*†	3,028	34,398
Arena Pharmaceuticals, Inc.	*†	1,439	7,468
Ariad Pharmaceuticals, Inc.	*†	1,662	3,989
Arqule, Inc.	*†	864	2,808
Array Biopharma, Inc.	*†	4,333	20,365
Avant Immunotherapeutics, Inc.	*†	429	6,246
AVI BioPharma, Inc.	*†	2,400	2,688
Avigen, Inc.	*	1,009	2,916
Biogen Idec, Inc.	*	12,720	710,921
BioMarin Pharmaceutical, Inc.	*†	2,400	69,552
Celgene Corp.	*	16,631	1,062,222
Cell Genesys, Inc.	*†	1,642	4,269
Cell Therapeutics, Inc.	*†	347	167
Cephalon, Inc.	*†	2,347	156,521
Cepheid, Inc.	*†	4,930	138,632
Cubist Pharmaceuticals, Inc.	*	1,762	31,469
CV Therapeutics, Inc.	*†	1,424	11,720
CytRx Corp.	*	4,200	2,730
Dendreon Corp.	*†	1,879	8,362
Entremed, Inc.	*	1,390	765
Enzon Pharmaceuticals, Inc.	*†	1,765	12,567
EPIX Pharmaceuticals, Inc.	*	640	1,107
Exact Sciences Corp.	*	1,250	2,250
Genaera Corp.	*†	797	1,490
Genelabs Technologies, Inc.	*	721	447
Genentech, Inc.	*	18,069	1,371,437
Genzyme Corp.	*	10,181	733,236
Geron Corp.	*†	1,370	4,727
Gilead Sciences, Inc.	*	37,225	1,971,064
GTC Biotherapeutics, Inc.	*†	3,988	1,595
GTx, Inc.	*†	200	2,870
Halozyme Therapeutics, Inc.	*†	6,362	34,228
Hemispherx Biopharma, Inc.	*	920	773
Human Genome Sciences, Inc.	*†	5,277	27,493
ImClone Systems, Inc.	*†	3,034	122,756
Immunogen, Inc.	*†	1,323	4,048
Immunomedics, Inc.	*†	2,141	4,560
Incyte Corp. Ltd.	*†	3,102	23,606
Indevus Pharmaceuticals, Inc.	*†	5,716	8,974
InterMune, Inc.	*†	1,586	20,808
Isis Pharmaceuticals, Inc.	*†	2,216	30,204
Keryx Biopharmaceuticals, Inc.	*†	5,221	2,558
Lexicon Pharmaceuticals, Inc.	*†	2,343	3,749
Ligand Pharmaceuticals, Inc., Class B	*	4,556	11,846
MannKind Corp.	*†	4,492	13,476
Martek Biosciences Corp.	*†	1,148	38,699
Maxygen, Inc.	*†	1,231	4,173
MDRNA, Inc.	*†	1,500	1,830
Medarex, Inc.	*†	3,092	20,438
Monogram Biosciences, Inc.	*†	2,414	2,655
Myriad Genetics, Inc.	*†	1,210	55,079
Nabi Biopharmaceuticals	*†	1,995	7,860
Neose Technologies, Inc.	*	704	211
Neurobiological Technologies, Inc.	*	448	636
Neurocrine Biosciences, Inc.	*†	1,479	6,197
Neurogen Corp.	*†	1,872	1,928
Novavax, Inc.	*	1,550	3,860
NPS Pharmaceuticals, Inc.	*†	1,660	7,387
Nuvelo, Inc.	*†	1,150	644
Onyx Pharmaceuticals, Inc.	*	1,214	43,218
Orthologic Corp.	*	1,516	1,516
OSI Pharmaceuticals, Inc.	*†	2,729	112,762
Palatin Technologies, Inc.	*	2,104	400
PDL BioPharma, Inc.		3,841	40,791
Peregrine Pharmaceuticals, Inc.	*	9,115	3,829
Pharmacopeia, Inc.	*†	572	2,191
Poniard Pharmaceuticals, Inc.	*	396	1,679
Progenics Pharmaceuticals, Inc.	*†	793	12,585
Regeneron Pharmaceuticals, Inc.	*†	2,632	38,006
RXi Pharmaceuticals Corp.	*†	209	1,672
Savient Pharmaceuticals, Inc.	*†	1,389	35,142
Sciclone Pharmaceuticals, Inc.	*†	1,700	2,601
SIGA Technologies, Inc.	*†	4,649	14,505
Targeted Genetics Corp.	*	626	369
Telik, Inc.	*†	1,748	2,115
Third Wave Technologies, Inc.	*†	1,227	13,693
Titan Pharmaceuticals, Inc.	*†	1,743	2,405
TorreyPines Therapeutics, Inc.	*	346	429
Trimeris, Inc.	†	1,214	5,730
United Therapeutics Corp.	*	914	89,344
Vanda Pharmaceuticals, Inc.	*†	2,507	8,248
Vermillion, Inc.	*	150	338
Vertex Pharmaceuticals, Inc.	*	3,255	108,945
Vion Pharmaceuticals, Inc.	*	450	513
XOMA Ltd.	*†	4,976	8,409
Zymogenetics, Inc.	*†	2,343	19,728

			9,764,187

Building Products—0.1%
American Woodmark Corp.	†	800	16,904
Ameron International Corp.	†	542	65,029
Apogee Enterprises, Inc.	†	1,250	20,200
Gibraltar Industries, Inc.	†	1,188	18,972
Griffon Corp.	*†	1,288	11,283
Jewett-Cameron Trading Ltd. (Canada)	*	1,575	11,435
Lennox International, Inc.	†	2,437	70,576
Masco Corp.		15,650	246,174
NCI Building Systems, Inc.	*†	1,232	45,251
Owens Corning, Inc.	*	1,100	25,025
Quanex Building Products Corp.	†	1,671	24,831
Simpson Manufacturing Co., Inc.	†	2,084	49,474
Trex Co., Inc.	*†	731	8,575
Universal Forest Products, Inc.	†	1,121	33,585
US Home Systems, Inc.	*	1,291	5,074
USG Corp.	*	3,348	99,000

			751,388

Capital Markets—2.5%
Affiliated Managers Group, Inc.	*	1,354	121,941
AllianceBernstein Holding LP		1,100	60,148
Ameriprise Financial, Inc.		9,235	375,587
Bank of New York Mellon Corp.		44,476	1,682,527
BGC Partners, Inc., Class A	*†	7,270	54,889
BlackRock, Inc.	†	765	135,405

See accompanying notes to financial statements.	193

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Blackstone Group LP (The)		3,953	$71,984
Calamos Asset Management, Inc., Class A	†	1,800	30,654
Charles Schwab Corp. (The)		36,777	755,400
Diamond Hill Investment Group, Inc.	*†	331	27,639
E*Trade Financial Corp.	*†	14,978	47,031
Eaton Vance Corp.	†	5,282	210,012
FCStone Group, Inc.	*	1,722	48,095
Federated Investors, Inc., Class B		3,745	128,903
Franklin Resources, Inc.		6,114	560,348
GAMCO Investors, Inc., Class A	†	558	27,688
GFI Group, Inc.		2,520	22,705
GLG Partners, Inc.		9,550	74,490
Goldman Sachs Group, Inc. (The)		14,062	2,459,444
Invesco Ltd.		16,610	398,308
Investment Technology Group, Inc.	*	2,078	69,530
Janus Capital Group, Inc.		6,411	169,699
Jefferies Group, Inc.	†	4,678	78,684
Jesup & Lamont, Inc.	*	1,550	1,798
Kent Financial Services	*	2,200	3,916
Knight Capital Group, Inc., Class A	*†	4,630	83,247
LaBranche & Co., Inc.	*	2,588	18,323
Lazard Ltd., Class A (Bermuda)		1,519	51,874
Legg Mason, Inc.		5,250	228,743
Lehman Brothers Holdings, Inc.	†	25,924	513,554
Merrill Lynch & Co., Inc.		33,459	1,060,985
MF Global Ltd. (Bermuda)	*†	2,928	18,476
Morgan Stanley		39,347	1,419,246
Navidec Financial Services, Inc.	*	2,119	3,496
Northern Trust Corp.		7,513	515,166
Och-Ziff Capital Management Group LLC, Class A		1,407	26,747
optionsXpress Holdings, Inc.	†	1,914	42,759
Raymond James Financial, Inc.	†	3,472	91,626
SEI Investments Co.		5,918	139,191
Siebert Financial Corp.		1,469	4,862
State Street Corp.		16,624	1,063,770
SWS Group, Inc.		1,323	21,975
T Rowe Price Group, Inc.		10,332	583,448
TD Ameritrade Holding Corp.	*	9,311	168,436
TradeStation Group, Inc.	*†	1,690	17,154
W.P. Carey & Co. LLC		1,592	45,706
Waddell & Reed Financial, Inc., Class A		3,971	139,025
Westwood Holdings Group, Inc.		1,027	40,875

			13,915,509

Chemicals—2.2%
A. Schulman, Inc.	†	1,444	33,255
Air Products & Chemicals, Inc.		8,040	794,834
Airgas, Inc.		3,075	179,549
Albemarle Corp.		3,712	148,146
Arch Chemicals, Inc.	†	1,211	40,145
Ashland, Inc.		2,848	137,274
Cabot Corp.	†	2,693	65,467
Celanese Corp., Class A		5,993	273,640
CF Industries Holdings, Inc.		2,332	356,330
Chemtura Corp.		8,873	51,818
Cytec Industries, Inc.		1,644	89,697
Dow Chemical Co. (The)		34,473	1,203,452
E.I. Du Pont de Nemours & Co.		32,935	1,412,582
Eastman Chemical Co.		3,211	221,109
Ecolab, Inc.		8,093	347,918
Ferro Corp.	†	1,818	34,106
FMC Corp.	†	3,336	258,340
Georgia Gulf Corp.	†	1,268	3,677
H.B. Fuller Co.	†	2,570	57,671
Hercules, Inc.		4,606	77,980
Huntsman Corp.		2,600	29,640
International Flavors & Fragrances, Inc.		3,885	151,748
Intrepid Potash, Inc.	*	1,172	77,094
Koppers Holdings, Inc.	†	1,582	66,238
Kronos Worldwide, Inc.	†	1,131	17,406
Landec Corp.	*†	986	6,379
LSB Industries, Inc.	*†	1,411	27,938
Lubrizol Corp.		1,819	84,274
Minerals Technologies, Inc.	†	868	55,196
Monsanto Co.		21,546	2,724,276
Mosaic Co. (The)	*	5,540	801,638
Nalco Holding Co.	†	3,074	65,015
NewMarket Corp.	†	1,200	79,476
NL Industries, Inc.	†	2,111	20,118
Olin Corp.		2,796	73,199
OM Group, Inc.	*	1,147	37,610
Omnova Solutions, Inc.	*	6,478	18,009
Penford Corp.		785	11,681
PolyOne Corp.	*†	2,862	19,948
PPG Industries, Inc.		5,657	324,542
Praxair, Inc.		12,623	1,189,592
Quaker Chemical Corp.		483	12,877
Rohm & Haas Co.		4,731	219,708
RPM International, Inc.		4,832	99,539
Scotts Miracle-Gro Co. (The), Class A	†	1,662	29,201
Sensient Technologies Corp.	†	2,027	57,080
Sigma-Aldrich Corp.		4,956	266,930
Spartech Corp.	†	1,451	13,683
Stepan Co.	†	556	25,365
Terra Industries, Inc.		2,513	124,017
Tronox, Inc., Class B	†	829	2,504
Valhi, Inc.	†	511	13,925
Valspar Corp.	†	3,724	70,421
W.R. Grace & Co.	*†	4,200	98,658
Zep, Inc.	†	936	13,928

			12,715,843

Commercial Banks—2.3%
1st Source Corp.	†	1,180	18,998
Alliance Bankshares Corp.	*	744	2,738
Amcore Financial, Inc.	†	1,330	7,528
Associated Banc-Corp	†	5,110	98,572
BancFirst Corp.	†	642	27,478
BancorpSouth, Inc.	†	3,611	63,156
BancTrust Financial Group, Inc.	†	1,600	10,544
Bank of Hawaii Corp.	†	1,898	90,724
BB&T Corp.	†	21,630	492,514
BOK Financial Corp.	†	1,765	94,339
Boston Private Financial Holdings, Inc.	†	1,297	7,354
Bryn Mawr Bank Corp.	†	1,058	18,515
Capital Bank Corp.		1,282	11,333
Capital City Bank Group, Inc.	†	1,113	24,219
Cardinal Financial Corp.	†	1,142	7,149
Cascade Bancorp	†	2,191	16,871

194	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cascade Financial Corp.	†	1,063	$6,920
Cathay General Bancorp	†	2,082	22,631
Catskill Litigation Trust	*‡da	582	—
Central Pacific Financial Corp.	†	929	9,903
Chemical Financial Corp.	†	1,552	31,661
Citizens Republic Bancorp, Inc.	†	4,000	11,280
City Bank (Washington)	†	1,645	14,147
City Holding Co.	†	250	10,193
City National Corp.	†	1,548	65,124
CoBiz Financial, Inc.	†	1,063	6,995
Colonial BancGroup, Inc. (The)	†	5,643	24,942
Comerica, Inc.	†	5,587	143,195
Commerce Bancshares, Inc.	†	3,257	129,173
Community Bank System, Inc.	†	1,402	28,909
Community Trust Bancorp, Inc.	†	665	17,463
Cullen/Frost Bankers, Inc.		2,502	124,725
CVB Financial Corp.	†	4,084	38,553
East West Bancorp, Inc.	†	2,200	15,532
Eastern Virginia Bankshares, Inc.		700	11,200
Fidelity Southern Corp.		1,381	6,449
Fifth Third Bancorp		18,284	186,127
Financial Institutions, Inc.	†	749	12,029
First Bancorp (Puerto Rico)	†	3,246	20,580
First Bancorp North Carolina	†	643	8,128
First Citizens BancShares, Inc., Class A		254	35,430
First Commonwealth Financial Corp.	†	2,619	24,435
First Financial Bancorp	†	1,895	17,434
First Financial Bankshares, Inc.	†	333	15,255
First Horizon National Corp.	†	5,607	41,660
First Merchants Corp.	†	874	15,863
First Midwest Bancorp, Inc.	†	2,002	37,337
First of Long Island Corp. (The)		986	19,597
FirstMerit Corp.	†	3,895	63,527
FNB Corp. (Pennsylvania)	†	3,344	39,392
Frontier Financial Corp.	†	2,254	19,204
Fulton Financial Corp.	†	6,533	65,657
Glacier Bancorp, Inc.	†	1,771	28,318
Guaranty Bancorp	*†	5,300	19,080
Hancock Holding Co.	†	1,041	40,901
Hanmi Financial Corp.	†	3,600	18,756
Harleysville National Corp.	†	1,210	13,504
Heritage Financial Corp.		332	5,262
Huntington Bancshares, Inc.	†	13,268	76,556
Independent Bank Corp. (Massachusetts)	†	874	20,836
Independent Bank Corp. (Michigan)	†	2,079	8,316
Integra Bank Corp.	†	848	6,640
International Bancshares Corp.	†	3,248	69,410
Irwin Financial Corp.	†	1,296	3,486
Keycorp		15,774	173,199
M&T Bank Corp.	†	3,070	216,558
Marshall & Ilsley Corp.	†	8,572	131,409
MB Financial, Inc.		931	20,920
Merchants Bancshares, Inc.		571	12,819
Midsouth Bancorp, Inc.		522	8,770
MidWestOne Financial Group, Inc.		552	7,143
National City Corp.	†	22,204	105,913
National Penn Bancshares, Inc.	†	2,758	36,626
NBT Bancorp, Inc.	†	1,000	20,610
Northern States Financial Corp.	†	772	13,549
Old National Bancorp	†	3,552	50,652
Pacific Capital Bancorp	†	1,724	23,757
Pacific Premier Bancorp, Inc.	*	976	5,026
PacWest Bancorp	†	894	13,303
Park National Corp.	†	728	39,239
Peoples Bancorp, Inc.	†	814	15,450
Peoples Financial Corp. (Mississippi)		883	18,119
PNC Financial Services Group, Inc.		13,633	778,443
Popular, Inc. (Puerto Rico)	†	10,296	67,851
PrivateBancorp, Inc.		1,200	36,456
Prosperity Bancshares, Inc.	†	2,300	61,479
Provident Bankshares Corp.	†	1,369	8,734
Regions Financial Corp.		28,179	307,432
Republic Bancorp, Inc., Class A	†	1,603	39,434
Royal Bancshares of Pennsylvania, Class A	†	882	8,300
S&T Bancorp, Inc.	†	955	27,752
Sandy Spring Bancorp, Inc.	†	344	5,704
Santander BanCorp (Puerto Rico)		1,280	13,581
Shore Bancshares, Inc.	†	826	15,463
Signature Bank	*†	1,900	48,944
Simmons First National Corp., Class A		911	25,481
South Financial Group, Inc. (The)	†	2,799	10,972
Sterling Bancorp (New York)	†	1,476	17,638
Sterling Bancshares, Inc.	†	2,422	22,016
Sterling Financial Corp. (Washington)	†	2,577	10,669
Suffolk Bancorp	†	1,100	32,318
SunTrust Banks, Inc.		13,365	484,079
Superior Bancorp	*†	223	1,893
Susquehanna Bancshares, Inc.	†	2,932	40,139
SVB Financial Group	*†	1,437	69,134
Synovus Financial Corp.	†	10,920	95,332
TCF Financial Corp.	†	6,104	73,431
Tompkins Financial Corp.	†	665	24,738
Trustmark Corp.	†	2,435	42,978
UCBH Holdings, Inc.	†	3,652	8,217
UMB Financial Corp.	†	1,211	62,088
Umpqua Holdings Corp.	†	1,151	13,962
UnionBanCal Corp.		2,085	84,276
United Bankshares, Inc.	†	2,134	48,975
United Community Banks, Inc. (Georgia)	†	2,188	18,664
US Bancorp		67,433	1,880,705
Valley National Bancorp	†	5,679	89,558
W. Holding Co., Inc. (Puerto Rico)	†	8,055	6,847
Wachovia Corp.		82,667	1,283,818
Washington Trust Bancorp, Inc.	†	500	9,850
Webster Financial Corp.	†	2,393	44,510
Wells Fargo & Co.		121,369	2,882,513
WesBanco, Inc.	†	1,699	29,138
Westamerica Bancorp	†	1,628	85,617
Western Alliance Bancorp	*†	1,400	10,864
Whitney Holding Corp.	†	2,371	43,389
Wilmington Trust Corp.	†	3,204	84,714
Wintrust Financial Corp.	†	1,017	24,255
Zions Bancorporation		4,153	130,778

			12,769,938

See accompanying notes to financial statements.	195

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services & Supplies—1.0%
ABM Industries, Inc.		2,291	$50,975
ACCO Brands Corp.	*†	1,319	14,812
Administaff, Inc.	†	1,143	31,878
Advisory Board Co. (The)	*†	950	37,364
Allied Waste Industries, Inc.	*	14,935	188,480
Angelica Corp.	†	510	10,848
APAC Customer Services, Inc.	*†	1,972	3,155
Avery Dennison Corp.	†	2,125	93,351
Barrett Business Services, Inc.	†	2,203	26,061
Bowne & Co., Inc.	†	1,575	20,081
Brink’s Co. (The)		2,084	136,335
CDI Corp.	†	1,131	28,773
Cenveo, Inc.	*†	2,792	27,278
ChoicePoint, Inc.	*	3,112	149,998
Cintas Corp.		5,365	142,226
Clean Harbors, Inc.	*†	1,207	85,769
Comfort Systems USA, Inc.	†	2,179	29,286
Consolidated Graphics, Inc.	*†	776	38,234
Copart, Inc.	*†	3,582	153,381
Corporate Executive Board Co.	†	1,507	63,369
Corrections Corp of America	*	5,700	156,579
CoStar Group, Inc.	*†	770	34,227
Courier Corp.	†	424	8,514
Covanta Holding Corp.	*†	4,185	111,698
CRA International, Inc.	*†	986	35,644
Deluxe Corp.	†	2,098	37,386
Diamond Management & Technology Consultants, Inc.	†	1,431	7,456
Dun & Bradstreet Corp.		2,641	231,457
Ennis, Inc.	†	695	10,877
Equifax, Inc.		5,325	179,027
FTI Consulting, Inc.	*	1,735	118,778
G&K Services, Inc., Class A	†	1,008	30,704
Geo Group, Inc. (The)	*†	2,456	55,260
Healthcare Services Group, Inc.	†	3,735	56,809
Heidrick & Struggles International, Inc.	†	865	23,909
Herman Miller, Inc.	†	3,155	78,528
HNI Corp.	†	2,512	44,362
Huron Consulting Group, Inc.	*†	988	44,796
IHS, Inc., Class A	*	1,414	98,414
IKON Office Solutions, Inc.	†	5,770	65,086
Interface, Inc., Class A	†	3,357	42,063
Kelly Services, Inc., Class A	†	1,173	22,674
Kenexa Corp.	*†	1,681	31,670
Kforce, Inc.	*†	297	2,522
Kimball International, Inc., Class B	†	1,500	12,420
Knoll, Inc.	†	2,701	32,817
Korn-Ferry International	*†	1,624	25,546
Learning Tree International, Inc.	*†	766	13,099
M&F Worldwide Corp.	*†	780	30,662
Manpower, Inc.		3,593	209,256
Mcgrath Rentcorp	†	916	22,524
Mine Safety Appliances Co.	†	1,444	57,746
Mobile Mini, Inc.	*†	2,000	40,000
Monster Worldwide, Inc.	*	4,681	96,475
MPS Group, Inc.	*†	3,706	39,395
Nashua Corp.	*	1,541	15,410
Navigant Consulting, Inc.	*†	2,313	45,242
On Assignment, Inc.	*†	1,243	9,969
Perma-Fix Environmental Services	*	5,502	15,901
PHH Corp.	*†	2,212	33,954
Pitney Bowes, Inc.		9,192	313,446
RCM Technologies, Inc.	*	1,593	6,866
Republic Services, Inc.		6,643	197,297
Resources Connection, Inc.		2,060	41,921
Robert Half International, Inc.		7,107	170,355
Rollins, Inc.	†	991	14,687
RR Donnelley & Sons Co.		8,887	263,854
School Specialty, Inc.	*	854	25,389
Spherion Corp.	*†	2,689	12,423
Standard Register Co. (The)	†	1,650	15,560
Steelcase, Inc., Class A	†	1,992	19,980
Stericycle, Inc.	*	3,138	162,235
SYKES Enterprises, Inc.	*†	1,423	26,838
Tetra Tech, Inc.	*†	2,114	47,819
TRC Cos, Inc.	*	327	1,315
TrueBlue, Inc.	*†	2,485	32,827
United Stationers, Inc.	*†	1,278	47,222
Viad Corp.	†	937	24,165
Virco Manufacturing Corp.	†	799	3,987
Volt Information Sciences, Inc.	*†	1,249	14,876
Waste Connections, Inc.	*†	2,362	75,419
Waste Management, Inc.		17,814	671,765
Watson Wyatt Worldwide, Inc., Class A	†	1,600	84,624
Westaff, Inc.	*	942	1,064

			5,836,444

Communications Equipment—2.3%
3Com Corp.	*	14,501	30,742
ADC Telecommunications, Inc.	*†	4,773	70,497
Adtran, Inc.	†	3,197	76,216
Alliance Fiber Optic Products, Inc.	*	4,817	6,696
AltiGen Communications, Inc.	*	4,109	4,972
Anaren, Inc.	*	813	8,593
Arris Group, Inc.	*†	3,613	30,530
Avanex Corp.	*†	5,030	5,684
Avocent Corp.	*	2,007	37,330
Bel Fuse, Inc., Class A	†	545	15,260
Black Box Corp.	†	865	23,519
Blonder Tongue Laboratories	*	2,285	2,742
Blue Coat Systems, Inc.	*†	1,072	15,126
Ciena Corp.	*	2,809	65,085
Cisco Systems, Inc.	*	232,898	5,417,207
CommScope, Inc.	*	2,812	148,389
Comtech Telecommunications Corp.	*†	1,350	66,150
Corning, Inc.		60,152	1,386,504
Digi International, Inc.	*†	1,976	15,512
Ditech Networks, Inc.	*†	1,360	2,924
EchoStar Corp., Class A	*†	1,877	58,600
EMS Technologies, Inc.	*†	960	20,966
EndWave Corp.	*	911	5,785
Entertainment Distribution Co., Inc.	*	2,143	1,050
Extreme Networks, Inc.	*†	4,491	12,754
F5 Networks, Inc.	*†	2,664	75,711
Finisar Corp.	*	6,855	8,157
Foundry Networks, Inc.	*†	5,421	64,076
Harmonic, Inc.	*†	2,820	26,818
Harris Corp.		6,090	307,484
Harris Stratex Networks, Inc., Class A	*†	670	6,358
Integrated Telecom Express, Inc.	*‡da	1,103	—
InterDigital, Inc.	*†	2,803	68,169
Ixia	*†	2,330	16,194
JDS Uniphase Corp.	*†	7,444	84,564

196	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Juniper Networks, Inc.	*	21,310	$472,656
KVH Industries, Inc.	*	375	3,124
MasTec, Inc.	*†	2,049	21,842
Motorola, Inc.		84,429	619,709
MRV Communications, Inc.	*	4,567	5,435
NETGEAR, Inc.	*†	1,206	16,715
Network Engines, Inc.	*†	1,329	1,555
NMS Communications Corp.	*	1,250	1,388
Numerex Corp., Class A	*†	1,800	13,014
Oplink Communications, Inc.	*†	758	7,277
Optelecom-NKF, Inc.	*†	819	7,117
Optical Cable Corp.	*	240	1,644
Parkervision, Inc.	*†	1,052	10,446
Performance Technologies, Inc.	*	793	4,013
Plantronics, Inc.	†	1,826	40,756
Polycom, Inc.	*†	4,177	101,752
Powerwave Technologies, Inc.	*†	2,434	10,345
Proxim Wireless Corp.	*	2,197	1,318
Qualcomm, Inc.		62,954	2,793,269
SCM Microsystems, Inc.	*	1,494	4,482
SeaChange International, Inc.	*†	958	6,859
Soapstone Networks, Inc.	*	711	2,723
Sonus Networks, Inc.	*†	10,700	36,594
Superior Telecom, Inc.	*‡da	2,013	—
Sycamore Networks, Inc.	*†	9,917	31,933
Tekelec	*†	2,569	37,790
TeleCorp PCS, Inc.	*‡da	5,507	—
Tellabs, Inc.	*	19,143	89,015
Tollgrade Communications, Inc.	*	601	2,698
Utstarcom, Inc.	*†	4,555	24,916
Viasat, Inc.	*†	1,190	24,050
Westell Technologies, Inc., Class A	*†	1,821	2,458
Zhone Technologies, Inc.	*	3,915	3,054

			12,586,311

Computers & Peripherals—3.8%
Adaptec, Inc.	*†	3,850	12,320
Apple, Inc.	*	34,079	5,706,187
Avid Technology, Inc.	*	1,448	24,602
Brocade Communications Systems, Inc.	*	14,008	115,426
Ciprico, Inc.	*	1,658	2,504
Concurrent Computer Corp.	*	1,901	1,293
Cray, Inc.	*†	714	3,313
Dataram Corp.		1,175	3,067
Dell, Inc.	*	70,097	1,533,721
Diebold, Inc.	†	3,079	109,551
Dot Hill Systems Corp.	*	1,396	3,532
Electronics for Imaging, Inc.	*†	2,638	38,515
EMC Corp.	*	81,857	1,202,478
Emulex Corp.	*†	3,408	39,703
Focus Enhancements, Inc.	*	5,319	1,271
Hewlett-Packard Co.		97,417	4,306,805
Hutchinson Technology, Inc.	*†	1,149	15,443
Hypercom Corp.	*†	1,992	8,765
iGO, Inc.	*†	674	849
Imation Corp.	†	1,564	35,847
InFocus Corp.	*	1,636	2,454
Innovex, Inc.	*	1,922	1,153
Intermec, Inc.	*†	2,374	50,044
International Business Machines Corp.		53,689	6,363,756
Lexmark International, Inc., Class A	*	4,019	134,355
NCR Corp.	*	7,848	197,770
NetApp, Inc.	*	14,316	310,085
Novatel Wireless, Inc.	*†	1,358	15,115
Overland Storage, Inc.	*	481	563
Palm, Inc.	†	4,574	24,654
Presstek, Inc.	*†	945	4,687
QLogic Corp.	*	7,842	114,415
Quantum Corp.	*	6,681	9,019
Rackable Systems, Inc.	*	1,843	24,696
SanDisk Corp.	*	8,969	167,720
Seagate Technology (Cayman Islands)		20,081	384,149
STEC, Inc.	*†	1,055	10,835
Stratasys, Inc.	*†	1,782	32,896
Sun Microsystems, Inc.	*	33,887	368,691
Synaptics, Inc.	*†	1,057	39,881
Teradata Corp.	*	7,848	181,603
TransAct Technologies, Inc.	*	888	7,353
Western Digital Corp.	*	8,154	281,558
Zoom Technologies, Inc.	*	2,711	949

			21,893,593

Construction & Engineering—0.4%
Dycom Industries, Inc.	*†	2,076	30,144
Emcor Group, Inc.	*†	2,908	82,965
Fluor Corp.		3,405	633,603
Foster Wheeler Ltd.	*	5,822	425,880
Furmanite Corp.	*†	1,100	8,778
Granite Construction, Inc.	†	1,889	59,560
Insituform Technologies, Inc., Class A	*†	1,223	18,626
Jacobs Engineering Group, Inc.	*	3,838	309,727
KBR, Inc.		6,464	225,658
Layne Christensen Co.	*†	510	22,333
Perini Corp.	*	960	31,728
Quanta Services, Inc.	*†	8,861	294,805
Shaw Group, Inc. (The)	*	2,182	134,826
URS Corp.	*	2,934	123,140

			2,401,773

Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	52,762
Headwaters, Inc.	*†	2,095	24,658
Martin Marietta Materials, Inc.	†	1,737	179,936
Texas Industries, Inc.	†	1,116	62,641
Vulcan Materials Co.	†	3,605	215,507

			535,504

Consumer Finance—0.5%
Advance America Cash Advance Centers, Inc.	†	3,279	16,657
Advanta Corp., Class B	†	1,050	6,605
American Express Co.		40,021	1,507,590
AmeriCredit Corp.	*†	6,437	55,487
Capital One Financial Corp.		14,568	553,730
Cash America International, Inc.		685	21,235
CompuCredit Corp.	*	83	498
Discover Financial Services		17,027	224,246
First Marblehead Corp. (The)	†	2,764	7,103
Nelnet, Inc., Class A	†	481	5,402
Rewards Network, Inc.	*	1,127	4,632
SLM Corp.	*	20,100	388,935
Student Loan Corp.	†	207	20,303
World Acceptance Corp.	*†	639	21,515

			2,833,938

See accompanying notes to financial statements.	197

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Containers & Packaging—0.3%
AEP Industries, Inc.	*†	372	$6,462
Aptargroup, Inc.		3,130	131,304
Ball Corp.		4,676	223,231
Bemis Co., Inc.		4,410	98,872
Caraustar Industries, Inc.	*	1,610	4,685
Chesapeake Corp.	*†	814	1,913
Crown Holdings, Inc.	*	6,844	177,876
Greif, Inc., Class A		852	54,554
Myers Industries, Inc.		1,716	13,985
Owens-Illinois, Inc.	*	6,064	252,807
Packaging Corp of America		4,339	93,332
Pactiv Corp.	*	6,523	138,483
Rock-Tenn Co., Class A	†	1,450	43,486
Sealed Air Corp.		7,054	134,097
Silgan Holdings, Inc.	†	454	23,036
Smurfit-Stone Container Corp.	*†	10,013	40,753
Sonoco Products Co.		3,353	103,775
Temple-Inland, Inc.	†	4,506	50,783

			1,593,434

Distributors—0.1%
Audiovox Corp., Class A	*†	1,218	11,961
Genuine Parts Co.		5,750	228,160
LKQ Corp.	*†	7,000	126,490

			366,611

Diversified Consumer Services—0.3%
Apollo Group, Inc., Class A	*	5,517	244,181
Career Education Corp.	*†	4,167	60,880
Coinstar, Inc.	*†	1,075	35,163
Corinthian Colleges, Inc.	*†	3,624	42,075
DeVry, Inc.	†	2,980	159,788
H&R Block, Inc.		11,402	244,002
Hillenbrand, Inc.		1,576	33,726
ITT Educational Services, Inc.	*†	1,873	154,766
Jackson Hewitt Tax Service, Inc.	†	1,779	21,739
Matthews International Corp., Class A	†	1,052	47,614
Pre-Paid Legal Services, Inc.	*†	779	31,643
Princeton Review, Inc.	*	818	5,530
Regis Corp.		1,818	47,904
Service Corp. International		11,775	116,102
Sotheby’s	†	2,623	69,169
Steiner Leisure Ltd. (Bahamas)	*†	1,503	42,610
Stewart Enterprises, Inc., Class A	†	4,115	29,628
Strayer Education, Inc.	†	551	115,198
Universal Technical Institute, Inc.	*†	418	5,208
Weight Watchers International, Inc.	†	1,826	65,024

			1,571,950

Diversified Financial Services—2.7%
Ampal American Israel, Class A	*†	1,391	6,273
Bank of America Corp.		175,693	4,193,793
CIT Group, Inc.		8,482	57,762
Citigroup, Inc.		212,050	3,553,958
CME Group, Inc.		2,080	797,035
Financial Federal Corp.	†	1,513	33,225
Interactive Brokers Group, Inc., Class A	*	1,570	50,444
IntercontinentalExchange, Inc.	*	2,676	305,064
JPMorgan Chase & Co.		133,887	4,593,666
KKR Financial Holdings LLC		3,941	41,381
Leucadia National Corp.	†	6,084	285,583
Medallion Financial Corp.		958	9,024
Moody’s Corp.	†	9,284	319,741
Nasdaq OMX Group (The)	*	5,431	144,193
Nymex Holdings, Inc.		3,429	289,682
NYSE Euronext		8,767	444,136
Pico Holdings, Inc.	*†	1,150	49,968
Portfolio Recovery Associates, Inc.	*†	504	18,900
Resource America, Inc., Class A	†	1,287	11,995

			15,205,823

Diversified Telecommunication Services—2.4%
8x8, Inc.	*†	3,048	3,475
Alaska Communications Systems Group, Inc.	†	2,850	34,029
AT&T, Inc.		231,402	7,795,932
CenturyTel, Inc.		4,084	145,350
Cincinnati Bell, Inc.	*†	9,266	36,879
Citizens Communications Co.	†	12,478	141,501
Cogent Communications Group, Inc.	*†	2,886	38,672
D&E Communications, Inc.		1,712	15,220
Embarq Corp.		5,950	281,257
Fairpoint Communications, Inc.	†	4,830	34,824
General Communication, Inc., Class A	*†	2,516	17,285
Hickory Tech Corp.		651	5,384
Hungarian Telephone & Cable Corp.	*†	712	12,987
IDT Corp., Class B	*†	4,800	8,160
Iowa Telecommunications Services, Inc.	†	2,702	47,582
Level 3 Communications, Inc.	*†	41,949	123,750
NTELOS Holdings Corp.		2,700	68,499
PAETEC Holding Corp.	*†	5,459	34,665
Premiere Global Services, Inc.	*†	2,174	31,697
Qwest Communications International, Inc.	†	62,767	246,674
SureWest Communications	†	184	1,551
TW Telecom Inc.	*†	1,928	30,906
Verizon Communications, Inc.		112,028	3,965,790
Windstream Corp.		15,208	187,667
XETA Technologies, Inc.	*	1,946	6,247

			13,315,983

Electric Utilities—2.0%
Allegheny Energy, Inc.		5,273	264,230
Allete, Inc.	†	1,243	52,206
American Electric Power Co., Inc.		16,393	659,490
Central Vermont Public Service Corp.	†	540	10,460
Cleco Corp.	†	2,109	49,203
DPL, Inc.		5,037	132,876
Duke Energy Corp.		47,382	823,499
Edison International		12,022	617,690
El Paso Electric Co.	*	1,748	34,610
Empire District Electric Co. (The)	†	1,197	22,192
Entergy Corp.		8,044	969,141
Exelon Corp.		26,142	2,351,735
FirstEnergy Corp.		12,533	1,031,842
FPL Group, Inc.		14,666	961,796
Great Plains Energy, Inc.	†	2,828	71,492

198	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hawaiian Electric Industries, Inc.	†	3,066	$75,822
Idacorp, Inc.	†	1,515	43,768
ITC Holdings Corp.		1,539	78,658
MGE Energy, Inc.	†	1,559	50,855
Northeast Utilities		5,201	132,782
Otter Tail Corp.	†	1,095	42,519
Pepco Holdings, Inc.		7,066	181,243
Pinnacle West Capital Corp.		3,789	116,588
Portland General Electric Co.		1,100	24,772
PPL Corp.		14,691	767,899
Progress Energy, Inc.		10,169	425,369
Sierra Pacific Resources		3,864	49,111
Southern Co.		30,082	1,050,464
UIL Holdings Corp.	†	1,496	43,997
Unisource Energy Corp.		1,571	48,717
Unitil Corp.		420	11,386
Westar Energy, Inc.	†	4,032	86,728

			11,283,140

Electrical Equipment—0.8%
A.O. Smith Corp.	†	1,341	44,025
Active Power, Inc.	*†	1,093	1,279
Acuity Brands, Inc.	†	1,873	90,054
American Superconductor Corp.	*†	1,147	41,120
Ametek, Inc.		4,234	199,929
AZZ, Inc.	*†	1,582	63,122
Baldor Electric Co.	†	1,338	46,803
Belden, Inc.	†	1,894	64,169
Brady Corp., Class A	†	2,402	82,941
C&D Technologies, Inc.	*	1,159	9,805
Capstone Turbine Corp.	*†	2,450	10,266
Cooper Industries Ltd., Class A		7,946	313,867
Distributed Energy Systems Corp.	*	3,756	188
Emerson Electric Co.		31,480	1,556,686
Encore Wire Corp.	†	1,400	29,666
Energy Conversion Devices, Inc.	*	781	57,513
Evergreen Solar, Inc.	*†	6,400	62,016
First Solar, Inc.	*	1,743	475,525
Franklin Electric Co., Inc.		902	34,980
FuelCell Energy, Inc.	*†	1,938	13,760
General Cable Corp.	*	1,382	84,095
GrafTech International Ltd.	*	3,487	93,556
Hubbell, Inc., Class B		2,078	82,850
II-VI, Inc.	*†	682	23,815
LSI Industries, Inc.	†	1,083	8,794
Magnetek, Inc.	*	1,406	5,947
Medis Technologies Ltd.	*	704	2,372
Orbit International Corp.	*	2,812	19,543
Plug Power, Inc.	*	2,704	6,354
Powell Industries, Inc.	*†	1,045	52,678
Power-One, Inc.	*†	3,459	6,538
Regal-Beloit Corp.	†	1,272	53,742
Rockwell Automation, Inc.		6,047	264,435
Roper Industries, Inc.		2,980	196,322
Servotronics, Inc.		705	10,561
Sunpower Corp., Class A	*†	1,322	95,158
Superior Essex, Inc.	*†	1,617	72,167
Tech/Ops Sevcon, Inc.		719	5,285
Thomas & Betts Corp.	*	2,428	91,900
Ultralife Corp.	*	416	4,447
Universal Security Instruments, Inc.	*†	1,866	10,543
Valence Technology, Inc.	*†	6,972	30,886
Vicor Corp.	†	1,380	13,772
Woodward Governor Co.	†	2,448	87,296

			4,520,770

Electronic Equipment & Instruments—0.8%
Aetrium, Inc.	*	614	1,830
Agilent Technologies, Inc.	*	15,887	564,623
Agilysys, Inc.	†	1,335	15,139
American Technology Corp.	*†	3,686	6,819
Amphenol Corp., Class A		7,376	331,035
Anixter International, Inc.	*†	1,723	102,501
Arrow Electronics, Inc.	*	4,585	140,851
Avnet, Inc.	*	5,129	139,919
AVX Corp.	†	2,270	25,674
Benchmark Electronics, Inc.	*	2,520	41,177
Brightpoint, Inc.	*†	2,358	17,213
CalAmp Corp.	*	550	1,128
Checkpoint Systems, Inc.	*†	1,441	30,088
Cognex Corp.	†	2,023	46,630
Coherent, Inc.	*†	1,348	40,292
CTS Corp.	†	1,580	15,879
Daktronics, Inc.	†	927	18,698
Dolby Laboratories, Inc., Class A	*	1,370	55,211
DTS, Inc.	*†	755	23,647
Echelon Corp.	*†	1,769	19,282
Electro Scientific Industries, Inc.	*†	1,421	20,136
Electro-Sensors, Inc.		2,581	11,950
Excel Technology, Inc.	*†	562	12,544
FARO Technologies, Inc.	*	453	11,402
Flir Systems, Inc.	*†	5,608	227,517
Frequency Electronics, Inc.		821	5,410
Gerber Scientific, Inc.	*†	1,608	18,299
ID Systems, Inc.	*	2,016	12,983
Ingram Micro, Inc., Class A	*	6,500	115,375
Insight Enterprises, Inc.	*†	2,054	24,093
Iteris, Inc.	*†	4,263	10,785
Itron, Inc.	*†	955	93,924
Jabil Circuit, Inc.		8,287	135,990
Kemet Corp.	*†	3,407	11,039
L-1 Identity Solutions, Inc.	*†	1,637	21,805
Lightpath Technologies, Inc., Class A	*	1,526	2,304
Littelfuse, Inc.	*†	909	28,679
Maxwell Technologies, Inc.	*†	370	3,929
Mechanical Technology, Inc.	*	119	149
Mercury Computer Systems, Inc.	*†	963	7,251
Merix Corp.	*	674	1,550
Mesa Laboratories, Inc.		1,200	28,800
Methode Electronics, Inc.	†	1,383	14,452
Mettler Toledo International, Inc.	*	913	86,607
Molex, Inc.		5,599	136,672
MTS Systems Corp.	†	1,342	48,151
National Instruments Corp.	†	3,414	96,855
Newport Corp.	*†	1,614	18,383
NU Horizons Electronics Corp.	*	1,207	5,866
OI Corp.		1,600	18,544
OSI Systems, Inc.	*†	867	18,571
Park Electrochemical Corp.	†	1,086	26,401
PC Connection, Inc.	*†	854	7,951
Photon Dynamics, Inc.	*	659	9,938

See accompanying notes to financial statements.	199

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Planar Systems, Inc.	*	785	$2,041
Plexus Corp.	*†	1,884	52,149
Radisys Corp.	*†	961	8,707
Research Frontiers, Inc.	*†	752	4,745
Rofin-Sinar Technologies, Inc.	*†	2,200	66,440
Rogers Corp.	*†	803	30,185
Sanmina-SCI Corp.	*	21,464	27,474
ScanSource, Inc.	*†	1,126	30,132
Sigmatron International, Inc.	*	282	1,647
Spectrum Control, Inc.	*	1,195	9,799
SYNNEX Corp.	*†	104	2,609
Tech Data Corp.	*	2,057	69,712
Technitrol, Inc.	†	1,866	31,703
Trans-Lux Corp.	*	866	3,118
Trimble Navigation Ltd.	*†	4,318	154,153
TTM Technologies, Inc.	*	1,639	21,651
Tyco Electronics Ltd. (Bermuda)		19,745	707,265
Universal Display Corp.	*†	1,350	16,632
Vishay Intertechnology, Inc.	*	6,172	54,746
X-Rite, Inc.	*†	1,890	4,838
Zygo Corp.	*†	967	9,506

			4,241,193

Energy Equipment & Services—3.7%
Atwood Oceanics, Inc.	*†	1,662	206,653
Baker Hughes, Inc.		13,058	1,140,486
Basic Energy Services, Inc.	*†	1,600	50,400
BJ Services Co.		11,495	367,150
Bristow Group, Inc.	*†	982	48,599
Cameron International Corp.	*	7,401	409,645
CARBO Ceramics, Inc.	†	1,137	66,344
Complete Production Services, Inc.	*†	1,200	43,704
Dawson Geophysical Co.	*†	924	54,941
Diamond Offshore Drilling, Inc.	†	2,694	374,843
Dresser-Rand Group, Inc.	*	2,924	114,328
Dril-Quip, Inc.	*†	1,976	124,488
ENSCO International, Inc.		5,080	410,159
Exterran Holdings, Inc.	*†	2,465	176,223
FMC Technologies, Inc.	*	5,390	414,653
Global Industries Ltd.	*	2,539	45,524
Grey Wolf, Inc.	*†	5,192	46,884
Gulfmark Offshore, Inc.	*†	1,000	58,180
Halliburton Co.		34,838	1,848,853
Helix Energy Solutions Group, Inc.	*†	3,853	160,439
Helmerich & Payne, Inc.		3,926	282,751
Hercules Offshore, Inc.	*	5,226	198,693
Hornbeck Offshore Services, Inc.	*†	1,800	101,718
ION Geophysical Corp.	*†	2,427	42,351
Key Energy Services, Inc.	*†	5,220	101,372
Lufkin Industries, Inc.		1,000	83,280
Matrix Service Co.	*	468	10,792
Mitcham Industries, Inc.	*	1,100	18,788
Nabors Industries Ltd. (Bermuda)	*†	10,988	540,939
NATCO Group, Inc., Class A	*†	900	49,077
National Oilwell Varco, Inc.	*	16,317	1,447,644
Newpark Resources, Inc.	*†	3,484	27,384
Noble Corp.		11,104	721,316
Oceaneering International, Inc.	*	2,232	171,976
Oil States International, Inc.	*†	2,026	128,529
OYO Geospace Corp.	*†	550	32,417
Parker Drilling Co.	*†	3,755	37,588
Patterson-UTI Energy, Inc.		6,712	241,900
PHI, Inc.	*	774	31,092
Pioneer Drilling Co.	*†	2,700	50,787
Pride International, Inc.	*	5,416	256,123
Rowan Cos, Inc.	†	3,918	183,167
Schlumberger Ltd.		46,040	4,946,076
SEACOR Holdings, Inc.	*†	713	63,821
Smith International, Inc.		8,020	666,783
Superior Energy Services, Inc.	*	2,900	159,906
Tetra Technologies, Inc.	*†	2,352	55,766
Tidewater, Inc.		2,430	158,023
Transocean, Inc.		12,518	1,907,618
Unit Corp.	*	1,702	141,215
Weatherford International Ltd.	*	27,020	1,339,922
W-H Energy Services, Inc.	*	1,377	131,834

			20,493,144

Entertainment—0.0%
Macrovision Solutions Corp.	*†	3,817	57,102

Food & Staples Retailing—2.4%
Andersons, Inc. (The)	†	700	28,497
Arden Group, Inc., Class A	†	260	32,952
BJ’s Wholesale Club, Inc.	*†	2,859	110,643
Casey’s General Stores, Inc.	†	1,608	37,257
Costco Wholesale Corp.		17,704	1,241,759
CVS Caremark Corp.		57,854	2,289,283
Great Atlantic & Pacific Tea Co.	*†	123	2,807
Kroger Co. (The)		23,489	678,127
Longs Drug Stores Corp.	†	1,757	73,987
Nyer Medical Group, Inc.	*	2,532	3,697
Pantry, Inc. (The)	*†	1,200	12,792
Rite Aid Corp.	*†	25,982	41,311
Ruddick Corp.		1,967	67,488
Safeway, Inc.		16,176	461,825
Supervalu, Inc.		8,154	251,877
Sysco Corp.		24,091	662,743
United Natural Foods, Inc.	*†	1,912	37,246
Walgreen Co.		36,697	1,193,019
Wal-Mart Stores, Inc.		95,214	5,351,028
Weis Markets, Inc.	†	382	12,404
Whole Foods Market, Inc.	†	5,036	119,303
Winn-Dixie Stores, Inc.	*†	3,309	53,010

			12,763,055

Food Products—1.4%
Archer-Daniels-Midland Co.		23,265	785,194
Bridgford Foods Corp.	*	559	3,505
Bunge Ltd.	†	4,700	506,143
Campbell Soup Co.		9,126	305,356
Chiquita Brands International, Inc.	*	2,150	32,616
ConAgra Foods, Inc.		20,389	393,100
Corn Products International, Inc.		3,164	155,384
Darling International, Inc.	*	3,150	52,038
Dean Foods Co.	*	6,281	123,233
Del Monte Foods Co.		8,204	58,248
Farmer Bros Co.	†	930	19,670
Flowers Foods, Inc.	†	4,140	117,328
Fresh Del Monte Produce, Inc. (Cayman Islands)	*†	567	13,364
General Mills, Inc.		11,616	705,904
Green Mountain Coffee Roasters, Inc.	*†	1,500	56,355
Griffin Land & Nurseries, Inc.		650	19,955

200	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hain Celestial Group, Inc.	*†	1,426	$33,482
Hershey Co. (The)	†	6,420	210,448
HJ Heinz Co.		11,592	554,677
Hormel Foods Corp.		3,195	110,579
Inventure Group, Inc. (The)	*†	5,272	9,068
J.M. Smucker Co. (The)		2,614	106,233
Kellogg Co.		7,668	368,217
Kraft Foods, Inc., Class A		57,051	1,623,101
Lancaster Colony Corp.	†	1,389	42,059
Lance, Inc.	†	1,370	25,715
McCormick & Co., Inc.		5,759	205,366
Pilgrim’s Pride Corp.	†	2,476	32,163
Ralcorp Holdings, Inc.	*†	1,228	60,712
Sanderson Farms, Inc.	†	864	29,825
Sara Lee Corp.		29,377	359,868
Seaboard Corp.	†	18	27,918
Smithfield Foods, Inc.	*†	4,682	93,078
Tootsie Roll Industries, Inc.	†	589	14,802
TreeHouse Foods, Inc.	*†	1,256	30,471
Tyson Foods, Inc., Class A		10,231	152,851
WM Wrigley Jr Co.		7,657	595,561

			8,033,587

Gas Utilities—0.4%
AGL Resources, Inc.	†	2,166	74,900
Atmos Energy Corp.	†	2,732	75,321
Chesapeake Utilities Corp.	†	949	24,408
Delta Natural Gas Co., Inc.		380	9,926
Energen Corp.		2,644	206,311
Equitable Resources, Inc.		5,288	365,189
Laclede Group, Inc. (The)	†	1,025	41,379
National Fuel Gas Co.		3,639	216,448
New Jersey Resources Corp.	†	1,681	54,885
Nicor, Inc.	†	1,828	77,855
Northwest Natural Gas Co.	†	1,183	54,726
Oneok, Inc.		3,908	190,828
Piedmont Natural Gas Co.		2,740	71,678
Questar Corp.		7,412	526,549
South Jersey Industries, Inc.	†	2,014	75,243
Southern Union Co.		3,367	90,976
Southwest Gas Corp.	†	1,252	37,222
UGI Corp.		2,720	78,091
WGL Holdings, Inc.	†	2,315	80,423

			2,352,358

Health Care Equipment & Supplies—2.2%
Abaxis, Inc.	*†	749	18,073
Abiomed, Inc.	*†	886	15,727
Advanced Medical Optics, Inc.	*	2,304	43,177
Align Technology, Inc.	*†	2,449	25,690
American Medical Systems Holdings, Inc.	*†	3,000	44,850
Analogic Corp.		593	37,401
Arthrocare Corp.	*†	851	34,729
Baxter International, Inc.		25,124	1,606,429
Beckman Coulter, Inc.		2,512	169,635
Becton Dickinson & Co.		8,917	724,952
Bioject Medical Technologies, Inc.	*	4,490	1,841
Biolase Technology, Inc.	*	765	2,616
Boston Scientific Corp.	*	53,540	658,007
Cerus Corp.	*†	1,010	4,131
Clarient, Inc.	*†	3,308	6,682
Clinical Data, Inc.	*†	1,998	28,511
Conceptus, Inc.	*	1,047	19,359
Conmed Corp.	*†	1,362	36,161
Cooper Cos, Inc. (The)	†	1,627	60,443
Covidien Ltd.		19,745	945,588
CR Bard, Inc.		3,904	343,357
CryoLife, Inc.	*†	937	10,719
Cyberonics, Inc.	*	956	20,745
Datascope Corp.	†	556	26,132
Dentsply International, Inc.		5,668	208,582
Edwards Lifesciences Corp.	*	2,575	159,753
EP Medsystems, Inc.	*†	5,240	15,615
ev3, Inc.	*†	785	7,442
Gen-Probe, Inc.	*	1,849	87,791
Greatbatch, Inc.	*†	942	16,297
Haemonetics Corp.	*†	1,157	64,167
HealthTronics, Inc.	*†	2,529	8,270
Hill-Rom Holdings, Inc.	†	1,576	42,520
Hologic, Inc.	*†	9,792	213,466
Hospira, Inc.	*	6,367	255,380
ICU Medical, Inc.	*†	605	13,842
Idexx Laboratories, Inc.	*	3,136	152,849
Immucor, Inc.	*†	1,828	47,309
Integra LifeSciences Holdings Corp.	*	1,190	52,931
Intuitive Surgical, Inc.	*†	1,610	433,734
Invacare Corp.	†	1,333	27,247
Inverness Medical Innovations, Inc.	*†	3,011	99,875
Kensey Nash Corp.	*	866	27,755
Kinetic Concepts, Inc.	*†	2,200	87,802
Masimo Corp.	*†	1,500	51,525
Medtronic, Inc.		45,099	2,333,873
Mentor Corp.	†	1,961	54,555
Meridian Bioscience, Inc.	†	1,158	31,173
Merit Medical Systems, Inc.	*†	2,519	37,029
NuVasive, Inc.	*†	2,111	94,277
OraSure Technologies, Inc.	*	1,687	6,309
Osteotech, Inc.	*†	1,498	8,524
Palomar Medical Technologies, Inc.	*†	1,116	11,138
Resmed, Inc.	*†	3,034	108,435
RTI Biologics, Inc.	*†	807	7,061
Somanetics Corp.	*†	1,352	28,662
SonoSite, Inc.	*	1,264	35,405
Spectranetics Corp.	*	1,045	10,304
St Jude Medical, Inc.	*	13,638	557,521
Staar Surgical Co.	*	848	2,629
STERIS Corp.		2,777	79,867
Stryker Corp.		11,240	706,771
SurModics, Inc.	*	675	30,267
Synovis Life Technologies, Inc.	*	346	6,515
Theragenics Corp.	*	1,492	5,416
ThermoGenesis Corp.	*†	4,316	6,042
Thoratec Corp.	*†	2,306	40,101
Urologix, Inc.	*†	1,050	1,922
Varian Medical Systems, Inc.	*	5,512	285,797
Vital Signs, Inc.	†	634	35,999
West Pharmaceutical Services, Inc.	†	1,704	73,749
Wright Medical Group, Inc.	*†	1,309	37,189
Young Innovations, Inc.		677	14,095
Zimmer Holdings, Inc.	*	9,576	651,647
Zoll Medical Corp.	*	850	28,620

			12,289,999

Health Care Providers & Services—1.9%
Access Plans USA, Inc.	*†	3,538	2,954
Aetna, Inc.		20,153	816,801
Alliance Imaging, Inc.	*†	1,429	12,389
Amedisys, Inc.	*†	1,698	85,613

See accompanying notes to financial statements.	201

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Amerigroup Corp.	*†	1,950	$40,560
AmerisourceBergen Corp.		7,851	313,961
AMN Healthcare Services, Inc.	*†	1,507	25,498
Amsurg Corp.	*†	1,423	34,650
Apria Healthcare Group, Inc.	*	2,101	40,738
BioScrip, Inc.	*	1,095	2,836
Brookdale Senior Living, Inc.	†	2,200	44,792
Cardinal Health, Inc.		15,220	785,048
Centene Corp.	*†	1,972	33,110
Chemed Corp.	†	1,162	42,541
Chindex International, Inc.	*†	822	12,059
Cigna Corp.		10,791	381,893
Community Health Systems, Inc.	*†	4,282	141,220
Coventry Health Care, Inc.	*	6,568	199,799
Cross Country Healthcare, Inc.	*†	1,339	19,295
DaVita, Inc.	*	4,290	227,928
Express Scripts, Inc.	*	8,956	561,720
Hanger Orthopedic Group, Inc.	*	1,083	17,859
Health Management Associates, Inc., Class A	*†	9,953	64,794
Health Net, Inc.	*	3,209	77,209
HealthExtras, Inc.	*†	1,864	56,181
Healthspring, Inc.	*†	2,400	40,512
Healthways, Inc.	*†	1,362	40,315
Henry Schein, Inc.	*†	3,652	188,334
Humana, Inc.	*	6,683	265,783
inVentiv Health, Inc.	*†	2,100	58,359
Kindred Healthcare, Inc.	*†	1,800	51,768
Laboratory Corp of America Holdings	*	4,321	300,871
Landauer, Inc.	†	598	33,632
LCA-Vision, Inc.	†	616	2,938
LifePoint Hospitals, Inc.	*†	2,149	60,817
Lincare Holdings, Inc.	*†	2,129	60,464
Magellan Health Services, Inc.	*	1,400	51,842
McKesson Corp.		11,391	636,871
Medco Health Solutions, Inc.	*	20,234	955,045
Medical Staffing Network Holdings, Inc.	*	1,686	6,508
National Healthcare Corp.	†	431	19,753
National Research Corp.	†	1,250	33,088
NovaMed, Inc.	*†	1,250	4,713
Odyssey HealthCare, Inc.	*†	1,593	15,516
Omnicare, Inc.	†	4,277	112,143
Owens & Minor, Inc.	†	1,623	74,155
Patterson Cos, Inc.	*†	5,546	162,997
PDI, Inc.	*	703	6,123
Pediatrix Medical Group, Inc.	*†	2,182	107,420
PharMerica Corp.	*	1,365	30,835
PSS World Medical, Inc.	*†	3,574	58,256
Psychemedics Corp.	†	302	4,953
Psychiatric Solutions, Inc.	*†	2,662	100,730
Quest Diagnostics, Inc.		4,904	237,697
RehabCare Group, Inc.	*†	739	11,846
Res-Care, Inc.	*†	1,222	21,727
Sunrise Senior Living, Inc.	*†	1,950	43,836
Tenet Healthcare Corp.	*	19,289	107,247
U.S. Physical Therapy, Inc.	*	1,300	21,333
United American Healthcare Corp.	*†	4,251	8,502
UnitedHealth Group, Inc.		49,658	1,303,522
Universal American Corp.	*†	1,812	18,519
Universal Health Services, Inc., Class B	†	1,233	77,950
VCA Antech, Inc.	*†	3,442	95,619
WellCare Health Plans, Inc.	*	1,500	54,225
WellPoint, Inc.	*	21,396	1,019,732

			10,547,944

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*†	2,300	28,543
AMICAS, Inc.	*	1,846	5,243
Cerner Corp.	*†	3,044	137,528
Eclipsys Corp.	*†	1,846	33,893
HLTH Corp.	*	10,847	122,788
IMS Health, Inc.		7,150	166,594
Mediware Information Systems	*	1,088	6,365
Omnicell, Inc.	*†	783	10,320
Trizetto Group, Inc.	*	1,550	33,139

			544,413

Home Builders—0.0%
Woodbridge Holdings Corp.	*†	763	885

Hotels, Restaurants & Leisure—1.4%
Ambassadors International, Inc.	*†	523	2,291
Ameristar Casinos, Inc.	†	300	4,146
Bally Technologies, Inc.	*	1,971	66,620
Bob Evans Farms, Inc.	†	1,465	41,899
Boyd Gaming Corp.	†	2,619	32,895
Brinker International, Inc.		5,167	97,656
Burger King Holdings, Inc.		1,700	45,543
California Pizza Kitchen, Inc.	*†	1,455	16,281
Carnival Corp.		17,238	568,164
CBRL Group, Inc.	†	2,120	51,961
CEC Entertainment, Inc.	*†	1,614	45,208
Cedar Fair, LP		2,300	43,217
Cheesecake Factory (The)	*†	3,444	54,794
Chipotle Mexican Grill, Inc., Class A	*†	900	74,358
Choice Hotels International, Inc.	†	1,616	42,824
Churchill Downs, Inc.	†	638	22,247
CKE Restaurants, Inc.	†	1,945	24,254
Darden Restaurants, Inc.		5,104	163,022
Dover Downs Gaming & Entertainment, Inc.	†	1,710	10,978
Dover Motorsports, Inc.	†	1,645	8,373
Empire Resorts, Inc.	*†	582	1,705
Gaylord Entertainment Co.	*†	1,772	42,457
International Game Technology		13,402	334,782
International Speedway Corp., Class A		1,190	46,446
Isle of Capri Casinos, Inc.	*†	1,250	5,988
Jack in the Box, Inc.	*	2,874	64,406
Krispy Kreme Doughnuts, Inc.	*†	2,573	12,839
Landry’s Restaurants, Inc.		1,253	22,516
Las Vegas Sands Corp.	*†	4,070	193,081
Marcus Corp.		1,505	22,500
Marriott International, Inc., Class A		13,654	358,281
McDonald’s Corp.		44,517	2,502,747
MGM Mirage	*	4,792	162,401
Morgans Hotel Group Co.	*†	2,300	23,690
Morton’s Restaurant Group, Inc.	*†	2,200	15,136
Multimedia Games, Inc.	*†	1,202	5,313
O’Charleys, Inc.	†	1,091	10,975
Orient-Express Hotels Ltd., Class A (Bermuda)	†	1,577	68,505
P.F. Chang’s China Bistro, Inc.	*†	1,089	24,328
Panera Bread Co., Class A	*†	1,250	57,825

202	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Papa John’s International, Inc.	*†	1,610	$42,810
Peet’s Coffee & Tea, Inc.	*†	637	12,625
Penn National Gaming, Inc.	*	2,586	83,140
Pinnacle Entertainment, Inc.	*†	1,629	17,088
Red Robin Gourmet Burgers, Inc.	*†	692	19,196
Royal Caribbean Cruises Ltd.		4,300	96,621
Ruby Tuesday, Inc.	†	2,816	15,206
Scientific Games Corp., Class A	*†	2,517	74,554
Shuffle Master, Inc.	*†	1,527	7,543
Six Flags, Inc.	*†	3,814	4,386
Sonic Corp.	*†	3,730	55,204
Speedway Motorsports, Inc.	†	149	3,037
Starbucks Corp.	*	29,904	470,689
Starwood Hotels & Resorts Worldwide, Inc.	†	7,939	318,116
Steak N Shake Co. (The)	*†	1,267	8,020
Texas Roadhouse, Inc., Class A	*†	3,070	27,538
Triarc Cos, Inc., Class B	†	2,886	18,268
Trump Entertainment Resorts, Inc.	*†	1,600	3,056
Vail Resorts, Inc.	*†	1,491	63,860
Wendy’s International, Inc.		5,229	142,333
WMS Industries, Inc.	*†	1,903	56,652
Wyndham Worldwide Corp.		8,848	158,468
Wynn Resorts Ltd.	†	2,554	207,768
Yum! Brands, Inc.		20,395	715,661

			8,014,491

Household Durables—0.5%
American Greetings Corp., Class A	†	2,760	34,058
Bassett Furniture Industries, Inc.		1,139	13,440
Beazer Homes USA, Inc.		1,494	8,322
Black & Decker Corp.		3,225	185,470
Blyth, Inc.	†	1,839	22,123
Brookfield Homes Corp.	†	1,218	14,957
California Coastal Communities, Inc.	*†	267	1,020
Centex Corp.		4,760	63,641
Champion Enterprises, Inc.	*†	2,559	14,970
DR Horton, Inc.	†	11,522	125,014
Ethan Allen Interiors, Inc.	†	1,551	38,155
Fortune Brands, Inc.		5,642	352,118
Furniture Brands International, Inc.		2,341	31,276
Garmin Ltd. (Cayman Islands)	†	4,774	204,518
Harman International Industries, Inc.		2,728	112,912
Helen of Troy Ltd. (Bermuda)	*†	1,333	21,488
Hovnanian Enterprises, Inc., Class A	*	1,478	8,099
Jarden Corp.	*†	2,055	37,483
KB Home	†	3,248	54,989
La-Z-Boy, Inc., Class Z	†	2,404	18,391
Leggett & Platt, Inc.	†	8,763	146,956
Lennar Corp., Class A	†	5,675	70,030
Libbey, Inc.	†	749	5,573
M/I Homes, Inc.		610	9,595
MDC Holdings, Inc.	†	1,091	42,614
Meritage Homes Corp.	*	1,300	19,721
Mohawk Industries, Inc.	*†	2,460	157,686
National Presto Industries, Inc.	†	535	34,336
Newell Rubbermaid, Inc.		10,108	169,713
NVR, Inc.	*†	262	131,021
Palm Harbor Homes, Inc.	*†	1,181	6,531
Pulte Homes, Inc.	†	8,898	85,688
Russ Berrie & Co., Inc.	*†	1,156	9,213
Ryland Group, Inc.		1,852	40,392
Skyline Corp.	†	720	16,920
Snap-On, Inc.		2,419	125,812
Standard Pacific Corp.		2,568	8,680
Stanley Works (The)		3,365	150,853
Syntax-Brillian Corp.	*	180	94
Tempur-Pedic International, Inc.	†	1,346	10,512
Toll Brothers, Inc.	*†	4,132	77,392
Tupperware Brands Corp.		2,427	83,052
Universal Electronics, Inc.	*†	639	13,355
WCI Communities, Inc.	*†	1,921	2,785
Whirlpool Corp.		2,980	183,955

			2,964,923

Household Products—1.8%
Central Garden and Pet Co.	*†	615	2,798
Central Garden and Pet Co., Class A	*	1,230	5,043
Church & Dwight Co., Inc.	†	2,569	144,763
Clorox Co.		6,212	324,266
Colgate-Palmolive Co.		19,424	1,342,198
Energizer Holdings, Inc.	*	1,856	135,655
Kimberly-Clark Corp.		16,536	988,522
Procter & Gamble Co.		120,065	7,301,154
Spectrum Brands, Inc.	*†	1,490	3,800
WD-40 Co.	†	949	27,758

			10,275,957

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)	*	25,835	496,290
Calpine Corp.	*	16,000	360,960
Constellation Energy Group, Inc.		7,434	610,331
Dynegy, Inc., Class A	*	15,654	133,842
Mirant Corp.	*†	8,577	335,790
NRG Energy, Inc.	*	8,000	343,200
Reliant Energy, Inc.	*	11,470	243,967

			2,524,380

Industrial Conglomerates—2.6%
3M Co.		24,251	1,687,626
Carlisle Cos, Inc.	†	2,452	71,108
General Electric Co.		388,040	10,356,787
McDermott International, Inc.	*	8,276	512,202
Standex International Corp.	†	724	15,016
Teleflex, Inc.		1,322	73,490
Textron, Inc.		8,214	393,697
Tredegar Corp.	†	1,606	23,608
Tyco International Ltd. (Bermuda)		19,745	790,590
United Capital Corp.	*	690	13,248
Walter Industries, Inc.		1,640	178,383

			14,115,755

Insurance—4.3%
ACE Ltd. (Bermuda)		12,700	699,643
Aflac, Inc.		19,543	1,227,300
Alleghany Corp.	*	149	49,475
Allied World Assurance Co. Holdings Ltd. (Bermuda)		1,889	74,842
Allstate Corp. (The)		21,889	997,920
AMBAC Financial Group, Inc.	†	11,209	15,020

See accompanying notes to financial statements.	203

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
American Equity Investment Life Holding Co.	†	4,302	$35,061
American Financial Group, Inc.		2,657	71,075
American Independence Corp.	*	430	2,752
American International Group, Inc.		90,295	2,389,206
American National Insurance Co.		945	92,629
American Physicians Capital, Inc.		1,290	62,488
AON Corp.		10,312	473,733
Arch Capital Group Ltd. (Bermuda)	*	1,428	94,705
Argo Group International Holdings Ltd. (Bermuda)	*†	899	30,170
Arthur J. Gallagher & Co.	†	3,230	77,843
Aspen Insurance Holdings Ltd.	†	3,512	83,129
Assurant, Inc.		4,146	273,470
Assured Guaranty Ltd. (Bermuda)	†	2,359	42,438
Axis Capital Holdings Ltd. (Bermuda)		5,691	169,649
Baldwin & Lyons, Inc., Class B	†	945	16,519
Berkshire Hathaway, Inc., Class A		40	4,830,000
Brown & Brown, Inc.		5,036	87,576
Chubb Corp.		14,462	708,783
Cincinnati Financial Corp.		6,036	153,314
CNA Financial Corp.	†	1,422	35,763
CNA Surety Corp.	*†	1,486	18,783
Conseco, Inc.	*	6,600	65,472
Crawford & Co., Class B	*†	1,891	15,109
Delphi Financial Group, Inc., Class A	†	1,945	45,007
Donegal Group, Inc., Class B	†	758	13,686
EMC Insurance Group, Inc.	†	341	8,211
Employers Holdings, Inc.		2,770	57,339
Endurance Specialty Holdings Ltd.		2,698	83,071
Erie Indemnity Co., Class A	†	1,023	47,211
Everest Re Group Ltd. (Bermuda)	†	2,468	196,724
FBL Financial Group, Inc., Class A	†	1,275	25,347
Fidelity National Financial, Inc., Class A		8,236	103,774
First American Corp.		3,159	83,398
Genworth Financial, Inc., Class A		15,900	283,179
Hanover Insurance Group, Inc. (The)		2,346	99,705
Harleysville Group, Inc.	†	1,351	45,704
Hartford Financial Services Group, Inc.		12,354	797,698
HCC Insurance Holdings, Inc.		3,999	84,539
Hilb Rogal & Hobbs Co.		1,604	69,710
Hilltop Holdings, Inc.	*†	1,180	12,166
Horace Mann Educators Corp.	†	2,000	28,040
Independence Holding Co.	†	961	9,389
Infinity Property & Casualty Corp.	†	810	33,631
IPC Holdings Ltd.	†	2,362	62,711
Kansas City Life Insurance Co.		902	37,659
LandAmerica Financial Group, Inc.	†	845	18,751
Lincoln National Corp.		10,899	493,943
Loews Corp.		14,187	665,370
Markel Corp.	*	412	151,204
Marsh & McLennan Cos, Inc.		20,317	539,416
Max Capital Group Ltd. (Bermuda)	†	1,915	40,847
MBIA, Inc.	†	8,742	38,377
Mercury General Corp.	†	1,109	51,812
MetLife, Inc.		16,910	892,341
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	55,077
National Financial Partners Corp.	†	1,495	29,631
Nationwide Financial Services, Class A	†	2,414	115,896
Navigators Group, Inc.	*†	938	50,699
Odyssey Re Holdings Corp.	†	505	17,928
Old Republic International Corp.	†	9,191	108,821
PartnerRe Ltd. (Bermuda)	†	2,300	158,999
Philadelphia Consolidated Holding Co.	*†	2,562	87,031
Phoenix Cos, Inc. (The)		4,217	32,091
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	89,156
PMA Capital Corp., Class A	*†	1,826	16,817
Presidential Life Corp.	†	1,144	17,640
Principal Financial Group, Inc.		10,091	423,519
ProAssurance Corp.	*†	1,647	79,237
Progressive Corp. (The)		24,774	463,769
Protective Life Corp.		3,130	119,097
Prudential Financial, Inc.		17,420	1,040,671
Reinsurance Group of America, Inc.	†	1,440	62,669
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	129,543
RLI Corp.	†	1,164	57,583
Safeco Corp.		3,504	235,329
Safety Insurance Group, Inc.	†	850	30,303
Security Capital Assurance Ltd. (Bermuda)	†	2,963	859
Selective Insurance Group	†	2,122	39,809
StanCorp Financial Group, Inc.	†	2,460	115,522
State Auto Financial Corp.		488	11,678
Stewart Information Services Corp.	†	1,239	23,962
Torchmark Corp.		3,623	212,489
Tower Group, Inc.	†	1,736	36,786
Transatlantic Holdings, Inc.	†	1,167	65,900
Travelers Cos, Inc. (The)		24,549	1,065,427
United Fire & Casualty Co.	†	1,250	33,663
Unitrin, Inc.	†	1,906	52,548
Unum Group		13,588	277,875
Validus Holdings Ltd. (Bermuda)	†	1,256	26,690
W.R. Berkley Corp.		5,680	137,229
Wesco Financial Corp.		187	71,434
White Mountains Insurance Group Ltd.	†	300	128,700
XL Capital Ltd., Class A (Bermuda)		7,300	150,088
Zenith National Insurance Corp.	†	1,498	52,670

			23,938,662

Internet & Catalog Retail—0.3%
1-800-FLOWERS.COM, Inc., Class A	*†	793	5,115
Amazon.com, Inc.	*	12,445	912,591
Bluefly, Inc.	*	234	962
dELiA*s, Inc.	*	925	1,859

204	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
drugstore.com, Inc.	*	3,800	$7,220
Expedia, Inc.	*	11,022	202,584
GSI Commerce, Inc.	*	1,469	20,022
Hollywood Media Corp.	*†	1,494	3,660
IAC/InterActiveCorp	*	9,431	181,830
Liberty Media Corp.—Interactive, Class A	*	25,718	379,598
NetFlix, Inc.	*†	679	17,702
Overstock.com, Inc.	*†	770	19,982
priceline.com, Inc.	*	1,548	178,732
Stamps.com, Inc.	*†	1,050	13,104
Valuevision Media, Inc., Class A	*†	1,741	6,215

			1,951,176

Internet Software & Services—1.4%
Akamai Technologies, Inc.	*	5,664	197,051
Ariba, Inc.	*†	2,075	30,523
Art Technology Group, Inc.	*†	8,333	26,666
Autobytel, Inc.	*†	1,384	1,965
Bankrate, Inc.	*†	1,083	42,313
Chordiant Software, Inc.	*	1,859	9,295
CMGI, Inc.	*†	1,007	10,674
DealerTrack Holdings, Inc.	*	1,800	25,398
Digital River, Inc.	*†	1,627	62,770
Earthlink, Inc.	*†	5,814	50,291
eBay, Inc.	*	42,977	1,174,561
Entrust, Inc.	*	2,200	6,468
Equinix, Inc.	*†	622	55,495
Google, Inc., Class A	*	8,801	4,633,021
I-many, Inc.	*†	951	951
Infospace, Inc.	†	1,323	11,021
Internap Network Services Corp.	*†	1,297	6,070
Interwoven, Inc.	*†	1,908	22,915
Intraware, Inc.	*	783	3,289
j2 Global Communications, Inc.	*†	1,614	37,122
Jupitermedia Corp.	*	1,450	2,030
Keynote Systems, Inc.	*†	1,400	18,032
Knot, Inc. (The)	*†	2,304	22,533
LivePerson, Inc.	*†	3,333	9,366
Looksmart Ltd.	*†	500	2,010
MIVA, Inc.	*	990	1,049
Move, Inc.	*†	7,362	17,153
NaviSite, Inc.	*†	3,725	14,155
NIC, Inc.	†	2,450	16,734
On2 Technologies, Inc.	*†	4,620	2,818
Openwave Systems, Inc.	*†	2,570	3,829
RealNetworks, Inc.	*†	5,844	38,570
S1 Corp.	*	2,636	19,955
Saba Software, Inc.	*†	1,576	5,059
SAVVIS, Inc.	*†	408	5,267
SonicWALL, Inc.	*†	2,442	15,751
Tumbleweed Communications Corp.	*†	1,102	2,887
United Online, Inc.	†	2,509	25,165
Valueclick, Inc.	*†	4,058	61,479
VeriSign, Inc.	*†	8,080	305,424
Vignette Corp.	*†	737	8,844
Websense, Inc.	*†	1,958	32,973
Website Pros, Inc.	*	308	2,566
Yahoo! Inc.	*	50,447	1,042,235
Zix Corp.	*†	1,015	2,822

			8,086,565

IT Services—1.7%
Accenture Ltd., Class A (Bermuda)		21,831	888,958
Acxiom Corp.	†	3,451	39,652
Affiliated Computer Services, Inc., Class A	*	4,289	229,419
Alliance Data Systems Corp.	*†	1,955	110,555
Automatic Data Processing, Inc.		21,534	902,275
BearingPoint, Inc.	*†	8,105	6,565
Broadridge Financial Solutions, Inc.		5,748	120,995
CACI International, Inc., Class A	*	1,198	54,832
Ciber, Inc.	*†	2,444	15,177
Cognizant Technology Solutions Corp., Class A	*	10,552	343,046
Computer Sciences Corp.	*	6,597	309,003
Convergys Corp.	*	5,933	88,164
CSG Systems International, Inc.	*	2,153	23,726
Cybersource Corp.	*†	2,776	46,442
DST Systems, Inc.	*†	2,518	138,616
Edgewater Technology, Inc.	*	1,533	7,374
Electronic Data Systems Corp.		22,135	545,406
Euronet Worldwide, Inc.	*†	1,056	17,846
Fidelity National Information Services, Inc.		8,097	298,860
Fiserv, Inc.	*	6,994	317,318
Forrester Research, Inc.	*†	963	29,737
Gartner, Inc., Class A	*†	1,179	24,429
Gevity HR, Inc.	†	964	5,186
Global Payments, Inc.		3,238	150,891
Hackett Group, Inc. (The)	*	1,140	6,544
Hewitt Associates, Inc., Class A	*	2,317	88,811
iGATE Corp.	*†	1,397	11,358
Integral Systems, Inc.	†	505	19,544
Iron Mountain, Inc.	*†	7,146	189,726
Lionbridge Technologies, Inc.	*†	1,165	3,006
Management Network Group, Inc.	*	1,600	2,304
Mantech International Corp., Class A	*†	1,217	58,562
Mastercard, Inc., Class A		2,748	729,649
MAXIMUS, Inc.	†	1,052	36,631
Metavante Technologies, Inc.	*	2,857	64,625
MoneyGram International, Inc.		3,750	3,383
NeuStar, Inc., Class A	*†	3,140	67,698
Online Resources Corp.	*†	700	5,845
Paychex, Inc.		13,545	423,688
Perot Systems Corp., Class A	*†	4,359	65,429
Pfsweb, Inc.	*	1,209	5,803
Safeguard Scientifics, Inc.	*†	4,073	5,051
SAIC, Inc.	*†	3,100	64,511
Sapient Corp.	*†	4,150	26,643
SRA International, Inc., Class A	*†	1,664	37,373
StarTek, Inc.	*†	994	9,344
Syntel, Inc.	†	1,554	52,401
TeleTech Holdings, Inc.	*†	2,738	54,650
Total System Services, Inc.		6,935	154,096
Unisys Corp.	*	13,714	54,170
VeriFone Holdings, Inc.	*	2,645	31,608
Visa, Inc., Class A	*	17,412	1,415,769
Western Union Co. (The)		31,890	788,321
Wright Express Corp.	*†	1,750	43,400

			9,234,415

See accompanying notes to financial statements.	205

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	†	1,857	$14,577
Brunswick Corp.	†	3,797	40,248
Callaway Golf Co.	†	2,881	34,082
Concord Camera Corp.	*	572	2,048
Eastman Kodak Co.	†	11,893	171,616
Fairchild Corp. (The), Class A	*	3,265	6,889
Hasbro, Inc.		6,570	234,680
Jakks Pacific, Inc.	*	925	20,211
Leapfrog Enterprises, Inc.	*†	1,261	10,492
Mattel, Inc.		16,641	284,894
Meade Instruments Corp.	*	1,640	1,476
Nautilus, Inc.		1,359	6,904
Polaris Industries, Inc.	†	1,858	75,026
Pool Corp.	†	2,434	43,228
RC2 Corp.	*†	1,650	30,624
Steinway Musical Instruments	*†	683	18,031
Sturm Ruger & Co., Inc.	*†	3,296	23,270

			1,018,296

Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*	1,145	5,530
Affymetrix, Inc.	*†	2,525	25,982
Albany Molecular Research, Inc.	*†	1,371	18,193
AMAG Pharmaceuticals, Inc.	*†	834	28,439
Applera Corp.—Applied Biosystems Group		6,991	234,059
Bio-Rad Laboratories, Inc., Class A	*	88	7,118
Bruker Corp.	*†	1,667	21,421
Caliper Life Sciences, Inc.	*†	867	2,246
Cambrex Corp.	*†	1,258	7,384
Charles River Laboratories International, Inc.	*†	2,755	176,100
Covance, Inc.	*	2,839	244,211
Dionex Corp.	*	1,031	68,427
Enzo Biochem, Inc.	*	1,353	15,181
eResearchTechnology, Inc.	*†	2,056	35,857
Exelixis, Inc.	*†	2,695	13,475
Illumina, Inc.	*†	1,626	141,641
Interleukin Genetics, Inc.	*	2,825	3,362
Invitrogen Corp.	*	4,244	166,619
Luminex Corp.	*†	1,070	21,989
Millipore Corp.	*†	2,026	137,484
Nanogen, Inc.	*	950	361
Nektar Therapeutics	*	2,368	7,933
Ore Pharmaceuticals, Inc.	*	190	251
Parexel International Corp.	*†	2,306	60,671
PerkinElmer, Inc.		5,266	146,658
Pharmaceutical Product Development, Inc.		4,736	203,174
PharmaNet Development Group, Inc.	*†	576	9,084
Sequenom, Inc.	*†	614	9,799
Techne Corp.	*†	1,736	134,349
Thermo Fisher Scientific, Inc.	*	15,692	874,515
Varian, Inc.	*†	1,502	76,692
Waters Corp.	*	4,698	303,021

			3,201,226

Machinery—2.5%
3D Systems Corp.	*†	1,158	11,001
Actuant Corp., Class A	†	2,022	63,390
AGCO Corp.	*	3,068	160,794
Albany International Corp., Class A	†	1,437	41,673
American Railcar Industries, Inc.		1,200	20,136
Ampco-Pittsburgh Corp.	†	613	27,266
Astec Industries, Inc.	*†	821	26,387
Axsys Technologies, Inc.	*	883	45,951
Barnes Group, Inc.	†	2,018	46,596
Blount International, Inc.	*†	1,532	17,787
Briggs & Stratton Corp.	†	1,822	23,103
Bucyrus International, Inc., Class A		2,860	208,837
Caterpillar, Inc.		24,209	1,787,107
Chart Industries, Inc.	*	1,070	52,045
CIRCOR International, Inc.	†	711	34,832
Clarcor, Inc.		2,354	82,625
Crane Co.		2,467	95,054
Cummins, Inc.		7,020	459,950
Danaher Corp.		9,574	740,070
Deere & Co.		17,886	1,290,116
Donaldson Co., Inc.		3,810	170,078
Dover Corp.		7,805	377,528
Eaton Corp.		5,791	492,061
EnPro Industries, Inc.	*†	981	36,631
ESCO Technologies, Inc.	*†	1,222	57,336
Federal Signal Corp.	†	2,159	25,908
Flow International Corp.	*†	2,200	17,160
Flowserve Corp.		2,375	324,663
Force Protection, Inc.	*†	3,825	12,661
FreightCar America, Inc.	†	900	31,950
Gardner Denver, Inc.	*	1,836	104,285
Graco, Inc.	†	2,883	109,756
Harsco Corp.		3,646	198,379
Hurco Cos, Inc.	*†	300	9,267
IDEX Corp.	†	3,304	121,719
Illinois Tool Works, Inc.		16,615	789,379
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		13,400	501,580
ITT Corp.		8,056	510,186
Joy Global, Inc.		4,599	348,742
Kadant, Inc.	*†	721	16,295
Kaydon Corp.	†	1,422	73,105
Kennametal, Inc.		3,196	104,030
Lincoln Electric Holdings, Inc.		1,877	147,720
Lindsay Corp.	†	808	68,656
Manitowoc Co., Inc. (The)		5,044	164,081
Middleby Corp.	*†	936	41,100
Mueller Industries, Inc.	†	1,592	51,262
Mueller Water Products, Inc., Class A		3,000	24,210
NACCO Industries, Inc., Class A	†	309	22,974
Nordson Corp.	†	1,522	110,939
Oshkosh Corp.	†	2,868	59,339
PACCAR, Inc.		14,853	621,301
Pall Corp.		5,186	205,780
Paragon Technologies, Inc.	*	1,800	10,980
Parker Hannifin Corp.		7,453	531,548
Pentair, Inc.	†	3,618	126,702
Robbins & Myers, Inc.	†	1,736	86,574
Spire Corp.	*†	2,500	31,200
SPX Corp.		2,157	284,142
Tecumseh Products Co., Class A	*†	712	23,339
Tennant Co.	†	1,280	38,490
Terex Corp.	*	4,124	211,850
Timken Co.		3,702	121,944
Titan International, Inc.	†	1,085	38,648

206	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Toro Co.	†	2,550	$84,839
Trinity Industries, Inc.	†	3,051	105,839
TurboChef Technologies, Inc.	*†	993	4,747
Valmont Industries, Inc.	†	1,162	121,185
Wabash National Corp.	†	1,395	10,546
Wabtec Corp.	†	1,737	84,453
Watts Water Technologies, Inc., Class A		1,225	30,503

			13,132,310

Marine—0.0%
Alexander & Baldwin, Inc.	†	1,466	66,776
American Commercial Lines, Inc.	*†	2,000	21,860
Horizon Lines, Inc., Class A	†	2,035	20,248
Kirby Corp.	*	2,358	113,185

			222,069

Media—2.8%
4Kids Entertainment, Inc.	*	605	4,483
Acme Communications, Inc.	*	1,200	1,656
AH Belo Corp., Class A	†	944	5,381
Alloy, Inc.	*	462	3,340
Arbitron, Inc.	†	1,298	61,655
Beasley Broadcasting Group, Inc., Class A		1,150	5,256
Belo Corp., Class A	†	4,721	34,511
Cablevision Systems Corp., Class A	*	9,044	204,394
CBS Corp., Class B		25,719	501,263
Charter Communications, Inc., Class A	*†	11,237	11,799
Citadel Broadcasting Corp.	*†	6,896	8,413
CKX, Inc.	*	1,800	15,750
Clear Channel Communications, Inc.		18,523	652,010
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,500	44,575
Comcast Corp., Class A		109,481	2,076,855
Cox Radio, Inc., Class A	*†	1,752	20,674
Crown Media Holdings, Inc., Class A	*†	5,899	27,961
Cumulus Media, Inc., Class A	*	2,174	8,566
DIRECTV Group, Inc. (The)	*	23,227	601,812
Discovery Holding Co., Class A	*	10,903	239,430
DISH Network Corp., Class A	*	9,386	274,822
DreamWorks Animation SKG, Inc., Class A	*†	1,300	38,753
E.W. Scripps Co., Class A	†	3,612	150,042
Emmis Communications Corp., Class A	*†	1,175	2,961
Entercom Communications Corp., Class A	†	2,183	15,325
Entravision Communications Corp., Class A	*	2,852	11,465
Gannett Co., Inc.	†	7,301	158,213
Getty Images, Inc.	*	1,742	59,106
Gray Television, Inc.	†	1,838	5,275
Harris Interactive, Inc.	*†	2,730	5,487
Harte-Hanks, Inc.	†	3,119	35,713
Hearst-Argyle Television, Inc.	†	2,184	41,933
Idearc, Inc.		1,273	2,992
Image Entertainment, Inc.	*	299	281
Interactive Data Corp.		1,521	38,223
Interpublic Group of Cos, Inc. (The)	*	17,203	147,946
John Wiley & Sons, Inc., Class A		2,491	112,170
Journal Communications, Inc., Class A	†	3,900	18,798
Lamar Advertising Co., Class A	*†	3,479	125,348
Lee Enterprises, Inc.		1,973	7,872
Liberty Global, Inc.	*	126	3,825
Liberty Global, Inc., Class A	*†	15,182	477,170
Liberty Media Corp.—Capital, Series A, Class A	*	5,451	78,494
Liberty Media Corp.—Entertainment, Series A	*	21,804	528,311
LIN TV Corp., Class A	*†	1,419	8,457
Live Nation, Inc.	*†	2,705	28,619
LodgeNet Interactive Corp.	*†	1,250	6,138
Marvel Entertainment, Inc.	*†	1,469	47,214
McClatchy Co., Class A	†	2,444	16,570
McGraw-Hill Cos, Inc. (The)		14,260	572,111
Media General, Inc., Class A	†	952	11,376
Mediacom Communications Corp., Class A	*†	3,433	18,332
Meredith Corp.	†	2,083	58,928
National CineMedia, Inc.	†	2,226	23,729
National Lampoon, Inc.	*	3,300	5,280
New Frontier Media, Inc.		3,808	14,889
New York Times Co. (The), Class A	†	5,682	87,446
News Corp., Class A		91,998	1,383,650
Omnicom Group, Inc.		12,710	570,425
Playboy Enterprises, Inc., Class B	*†	1,251	6,180
Primedia, Inc.	†	1,475	6,874
R.H. Donnelley Corp.	*†	2,471	7,413
Radio One, Inc., Class A	*†	4,327	6,101
Radio Unica Communications Corp.	*‡da	1,900	—
RCN Corp.	*†	2,597	27,996
Regal Entertainment Group, Class A	†	2,743	41,913
Regent Communications, Inc.	*	1,600	1,434
Salem Communications Corp., Class A	†	850	1,675
Scholastic Corp.	*†	1,845	52,878
Sinclair Broadcast Group, Inc., Class A	†	2,049	15,572
Sirius Satellite Radio, Inc.	*†	47,469	91,140
Spanish Broadcasting System, Inc., Class A	*†	1,300	1,482
Time Warner Cable, Inc., Class A	*	4,450	117,836
Time Warner, Inc.		147,403	2,181,564
Valassis Communications, Inc.	*†	2,236	27,995
Value Line, Inc.	†	573	19,052
Viacom, Inc., Class B	*	22,554	688,799
Virgin Media, Inc.	†	10,479	142,619
Walt Disney Co. (The)		68,450	2,135,640
Washington Post Co. (The), Class B		258	151,420
Westwood One, Inc.	*†	4,247	5,266
World Wrestling Entertainment, Inc., Class A	†	1,030	15,934
XM Satellite Radio Holdings, Inc., Class A	*	8,921	69,941
Young Broadcasting, Inc., Class A	*	831	116

			15,540,313

See accompanying notes to financial statements.	207

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metals & Mining—1.5%
AK Steel Holding Corp.		5,009	$345,621
Alcoa, Inc.		32,213	1,147,427
Allegheny Technologies, Inc.		3,350	198,588
AMCOL International Corp.	†	1,186	33,754
Brush Engineered Materials, Inc.	*†	1,122	27,399
Carpenter Technology Corp.		1,882	82,149
Century Aluminum Co.	*†	865	57,514
Cleveland-Cliffs, Inc.		4,072	485,342
Coeur d’Alene Mines Corp.	*†	21,452	62,211
Commercial Metals Co.		4,080	153,816
Compass Minerals International, Inc.		1,915	154,272
Freeport-McMoRan Copper & Gold, Inc.		14,811	1,735,700
Hecla Mining Co.	*†	4,124	38,188
Newmont Mining Corp.		16,091	839,307
Nucor Corp.		10,763	803,673
Reliance Steel & Aluminum Co.		2,966	228,649
Rock of Ages Corp.	*	1,387	4,591
Royal Gold, Inc.		1,153	36,158
RTI International Metals, Inc.	*†	1,363	48,550
Schnitzer Steel Industries, Inc., Class A	†	693	79,418
Southern Copper Corp.	†	2,900	309,227
Steel Dynamics, Inc.		8,080	315,686
Stillwater Mining Co.	*†	3,727	44,090
Titanium Metals Corp.	†	5,344	74,763
United States Steel Corp.		4,607	851,281
Worthington Industries, Inc.	†	3,575	73,288

			8,230,662

Multiline Retail—0.6%
99 Cents Only Stores	*†	3,207	21,166
Big Lots, Inc.	*†	4,853	151,608
Dillard’s, Inc., Class A	†	3,454	39,963
Dollar Tree, Inc.	*	4,830	157,893
Family Dollar Stores, Inc.		6,556	130,727
Fred’s, Inc., Class A	†	1,781	20,018
JC Penney Co., Inc.		7,928	287,707
Kohl’s Corp.	*	11,086	443,883
Macy’s, Inc.		19,148	371,854
Nordstrom, Inc.	†	8,394	254,338
Retail Ventures, Inc.	*	1,372	6,311
Saks, Inc.	*†	5,811	63,805
Sears Holdings Corp.	*†	3,660	269,596
Target Corp.		29,267	1,360,623
Tuesday Morning Corp.	*†	1,816	7,464

			3,586,956

Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	153,862
Ameren Corp.		8,429	355,957
Aquila, Inc.	*	7,275	27,427
Avista Corp.	†	1,759	37,748
Black Hills Corp.	†	2,041	65,434
Centerpoint Energy, Inc.		12,705	203,915
CH Energy Group, Inc.	†	694	24,686
CMS Energy Corp.		6,681	99,547
Consolidated Edison, Inc.		9,476	370,417
Dominion Resources, Inc.		22,974	1,091,034
DTE Energy Co.		6,985	296,443
Energy East Corp.		5,959	147,306
Integrys Energy Group, Inc.	†	2,691	136,784
MDU Resources Group, Inc.		7,657	266,923
NiSource, Inc.		10,893	195,203
NorthWestern Corp.	†	1,449	36,834
NSTAR	†	4,374	147,929
OGE Energy Corp.	†	3,358	106,482
PG&E Corp.		13,709	544,110
PNM Resources, Inc.		2,169	25,941
Public Service Enterprise Group, Inc.		19,514	896,278
Puget Energy, Inc.		3,548	85,117
SCANA Corp.		4,791	177,267
Sempra Energy		8,687	490,381
TECO Energy, Inc.		7,797	167,558
Vectren Corp.	†	3,706	115,664
Wisconsin Energy Corp.	†	4,564	206,384
Xcel Energy, Inc.		16,552	332,199

			6,804,830

Office Electronics—0.1%
Xerox Corp.		36,218	491,116
Zebra Technologies Corp., Class A	*†	2,988	97,528

			588,644

Oil, Gas & Consumable Fuels—11.5%
Adams Resources & Energy, Inc.		1,462	49,562
Alpha Natural Resources, Inc.	*†	2,447	255,198
Anadarko Petroleum Corp.		17,797	1,331,927
Apache Corp.		12,742	1,771,138
APCO Argentina, Inc. (Cayman Islands)	†	2,488	72,028
Arch Coal, Inc.		5,284	396,459
Atlas America, Inc.		2,578	116,139
ATP Oil & Gas Corp.	*†	685	27,037
Berry Petroleum Co., Class A	†	1,202	70,774
Blue Dolphin Energy Co.	*	3,650	7,738
BP Prudhoe Bay Royalty Trust		1,105	114,213
Buckeye Partners LP		1,400	59,878
Cabot Oil & Gas Corp.		4,548	308,036
Callon Petroleum Co.	*†	779	21,313
Carrizo Oil & Gas, Inc.	*†	1,800	122,562
Chesapeake Energy Corp.		18,965	1,250,931
Chevron Corp.		81,137	8,043,110
Cimarex Energy Co.	†	2,681	186,785
Clayton Williams Energy, Inc.	*	550	60,473
CNX Gas Corp.	*†	1,100	46,244
Comstock Resources, Inc.	*	1,735	146,486
Concho Resources, Inc.	*	1,982	73,929
ConocoPhillips		56,066	5,292,069
Consol Energy, Inc.		7,462	838,505
Copano Energy LLC	†	2,400	81,000
Cross Timbers Royalty Trust		575	34,604
Crosstex Energy, Inc.	†	2,100	72,786
Delta Petroleum Corp.	*	2,709	69,134
Denbury Resources, Inc.	*	8,932	326,018
Devon Energy Corp.		16,306	1,959,329
Dorchester Minerals LP		2,200	69,960
El Paso Corp.		25,233	548,565
Enbridge Energy Partners LP		1,775	89,300
Encore Acquisition Co.	*	2,062	155,042
Energy Partners Ltd.	*†	1,667	24,872
Energy Transfer Equity LP		4,960	143,790
Energy Transfer Partners LP		2,777	120,716
Enterprise Products Partners LP		8,400	248,136
EOG Resources, Inc.		9,358	1,227,770
Evergreen Energy, Inc.	*†	4,989	8,681
EXCO Resources, Inc.	*†	4,100	151,331

208	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Exxon Mobil Corp.		209,629	$18,474,603
Forest Oil Corp.	*	3,820	284,590
Foundation Coal Holdings, Inc.	†	2,560	226,765
Frontier Oil Corp.	†	4,576	109,412
FX Energy, Inc.	*†	3,496	18,424
General Maritime Corp.		1,897	49,284
Hess Corp.		10,910	1,376,733
Holly Corp.	†	1,972	72,806
Hugoton Royalty Trust		1,669	61,753
Inergy LP		1,700	44,234
International Coal Group, Inc.	*	4,900	63,945
James River Coal Co.	*	1,500	88,035
Kinder Morgan Energy Partners LP		5,150	287,010
Kinder Morgan Management LLC	*†	2,060	110,931
Linn Energy LLC		3,543	88,044
Magellan Midstream Partners LP		2,000	71,180
Marathon Oil Corp.		28,613	1,484,156
Mariner Energy, Inc.	*	3,261	120,559
MarkWest Energy Partners LP		3,584	127,949
Massey Energy Co.		3,053	286,219
McMoRan Exploration Co.	*†	1,059	29,144
Meridian Resource Corp.	*†	2,950	8,703
Murphy Oil Corp.		7,512	736,552
Natural Resource Partners LP		2,000	82,400
Newfield Exploration Co.	*	5,246	342,302
Noble Energy, Inc.		6,772	680,992
NuStar Energy LP		1,500	71,085
NuStar GP Holdings LLC		1,450	31,422
Occidental Petroleum Corp.		32,909	2,957,202
ONEOK Partners LP		1,650	92,235
Overseas Shipholding Group, Inc.	†	1,587	126,198
Parallel Petroleum Corp.	*†	2,700	54,351
Patriot Coal Corp.	*	1,042	159,728
Peabody Energy Corp.		10,424	917,833
Penn Virginia Corp.	†	600	45,252
Penn Virginia Resource Partners LP		1,600	43,328
PetroHawk Energy Corp.	*	9,713	449,809
Petroleum Development Corp.	*†	1,250	83,113
Petroquest Energy, Inc.	*†	3,346	90,007
Pioneer Natural Resources Co.		5,801	454,102
Plains All American Pipeline LP		3,917	176,696
Plains Exploration & Production Co.	*	5,227	381,414
Quicksilver Resources, Inc.	*	3,960	153,014
Range Resources Corp.		4,785	313,609
Rentech, Inc.	*	7,800	14,820
Rosetta Resources, Inc.	*	3,400	96,900
SandRidge Energy, Inc.	*	3,220	207,948
Southwestern Energy Co.	*	12,144	578,176
Spectra Energy Corp.		23,691	680,879
St. Mary Land & Exploration Co.	†	2,262	146,216
Stone Energy Corp.	*†	1,208	79,619
Sunoco Logistics Partners LP		950	44,555
Sunoco, Inc.		5,446	221,598
Swift Energy Co.	*†	1,142	75,441
Syntroleum Corp.	*	1,246	2,131
Targa Resources Partners LP		2,566	59,146
TC Pipelines LP		1,100	38,764
Teekay Corp. (Bahamas)	†	1,691	76,399
TEPPCO Partners LP		2,500	82,975
Tesoro Corp.	†	6,846	135,345
TXCO Resources, Inc.	*†	5,411	63,633
Ultra Petroleum Corp.	*	6,082	597,252
USEC, Inc.	*†	2,637	16,033
Vaalco Energy, Inc.	*†	3,800	32,186
Valero Energy Corp.		21,104	869,063
Verenium Corp.	*†	1,790	3,455
Warren Resources, Inc.	*†	3,600	52,848
Western Refining, Inc.	†	2,500	29,600
Whiting Petroleum Corp.	*	1,242	131,751
Williams Cos, Inc.		24,207	975,784
Williams Partners LP		1,275	41,884
World Fuel Services Corp.	†	960	21,062
XTO Energy, Inc.		18,775	1,286,275

			64,582,429

Paper & Forest Products—0.2%
AbitibiBowater, Inc.	†	1,189	11,093
Buckeye Technologies, Inc.	*	1,251	10,583
Deltic Timber Corp.	†	724	38,741
Domtar Corp. (Canada)	*	16,660	90,797
Glatfelter	†	1,740	23,507
International Paper Co.		14,370	334,822
Louisiana-Pacific Corp.	†	4,396	37,322
MAXXAM, Inc.	*	856	21,725
MeadWestvaco Corp.		6,398	152,529
Neenah Paper, Inc.	†	652	10,895
Schweitzer-Mauduit International, Inc.	†	724	12,199
Wausau Paper Corp.	†	1,903	14,672
Weyerhaeuser Co.		8,921	456,221

			1,215,106

Personal Products—0.2%
Alberto-Culver Co.		3,659	96,122
Avon Products, Inc.		17,888	644,325
Chattem, Inc.	*†	872	56,724
Elizabeth Arden, Inc.	*†	1,017	15,438
Estee Lauder Cos, Inc. (The), Class A		5,057	234,897
Medifast, Inc.	*†	734	3,861
NBTY, Inc.	*	2,664	85,408
Nu Skin Enterprises, Inc., Class A	†	3,018	45,029
USANA Health Sciences, Inc.	*†	593	15,934

			1,197,738

Pharmaceuticals—5.0%
Abbott Laboratories		60,081	3,182,491
Adolor Corp.	*†	1,927	10,560
Allergan, Inc.		11,928	620,852
Alpharma, Inc., Class A	*†	2,463	55,491
APP Pharmaceuticals, Inc.	*†	1,756	29,360
Atherogenics, Inc.	*	1,603	940
AVANIR Pharmaceuticals, Class A	*†	1,500	1,500
Barr Pharmaceuticals, Inc.	*	4,174	188,164
Bentley Pharmaceuticals, Inc.	*†	711	11,483
Bristol-Myers Squibb Co.		79,233	1,626,653
Columbia Laboratories, Inc.	*†	1,819	6,003
Cypress Bioscience, Inc.	*†	1,560	11,216
Discovery Laboratories, Inc.	*	2,566	4,234
Durect Corp.	*	1,900	6,973
Eli Lilly & Co.		37,735	1,741,848
Emisphere Technologies, Inc.	*	772	2,069
Endo Pharmaceuticals Holdings, Inc.	*	2,935	70,998
Forest Laboratories, Inc.	*	12,889	447,764
Heska Corp.	*	4,462	5,354

See accompanying notes to financial statements.	209

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hi-Tech Pharmacal Co., Inc.	*†	862	$8,620
Hollis-Eden Pharmaceuticals	*†	954	1,460
Immtech Pharmaceuticals, Inc.	*†	681	667
Inspire Pharmaceuticals, Inc.	*†	1,369	5,859
Johnson & Johnson		110,330	7,098,633
King Pharmaceuticals, Inc.	*	10,009	104,794
KV Pharmaceutical Co., Class A	*†	2,179	42,120
Medicines Co. (The)	*†	2,018	39,997
Medicis Pharmaceutical Corp., Class A	†	2,422	50,329
Merck & Co., Inc.		86,025	3,242,282
Mylan, Inc.	*†	8,108	97,864
Noven Pharmaceuticals, Inc.	*†	1,350	14,432
Pain Therapeutics, Inc.	*	1,318	10,412
Par Pharmaceutical Cos, Inc.	*†	1,362	22,105
Penwest Pharmaceuticals Co.	*†	930	2,511
Perrigo Co.	†	2,922	92,832
Pfizer, Inc.		266,021	4,647,388
Pharmos Corp.	*	1,375	536
Pozen, Inc.	*†	1,014	11,032
Salix Pharmaceuticals Ltd.	*†	2,346	16,492
Schering-Plough Corp.		59,192	1,165,490
Sciele Pharma, Inc.	*†	1,613	31,212
Sepracor, Inc.	*†	4,575	91,134
SuperGen, Inc.	*†	1,338	2,743
SupportSoft, Inc.	*	1,562	5,077
Valeant Pharmaceuticals International	*†	3,473	59,423
Viropharma, Inc.	*†	4,061	44,915
Vivus, Inc.	*†	1,400	9,352
Watson Pharmaceuticals, Inc.	*	4,480	121,722
Wyeth		52,091	2,498,284
XenoPort, Inc.	*†	1,939	75,679

			27,639,349

Real Estate Investment Trusts (REIT)—2.0%
Acadia Realty Trust REIT	†	1,318	30,512
Agree Realty Corp. REIT	†	814	17,949
Alesco Financial, Inc. REIT	†	4,213	8,426
Alexander’s, Inc. REIT	*†	78	24,227
Alexandria Real Estate Equities, Inc. REIT	†	1,245	121,188
AMB Property Corp. REIT	†	3,649	183,837
American Campus Communities, Inc. REIT	†	1,699	47,300
American Land Lease, Inc. REIT	†	1,828	34,732
American Mortgage Acceptance Co. REIT		1,842	1,160
Annaly Capital Management, Inc. REIT		17,861	277,024
Anthracite Capital, Inc. REIT	†	1,100	7,744
Anworth Mortgage Asset Corp. REIT		834	5,429
Apartment Investment & Management Co., Class A REIT		4,081	138,999
Ashford Hospitality Trust, Inc. REIT	†	4,200	19,404
AvalonBay Communities, Inc. REIT		3,116	277,823
BioMed Realty Trust, Inc. REIT		1,400	34,342
Boston Properties, Inc. REIT		4,700	424,034
Brandywine Realty Trust REIT	†	2,965	46,728
BRE Properties, Inc. REIT	†	2,433	105,300
BRT Realty Trust REIT	†	355	4,260
Camden Property Trust REIT	†	2,058	91,087
Capital Alliance Income Trust Ltd. REIT	*	799	3,336
Capital Trust, Inc., Class A REIT	†	523	10,047
CapitalSource, Inc. REIT	†	4,975	55,123
Capstead Mortgage Corp. REIT		2,400	26,040
CBL & Associates Properties, Inc. REIT	†	2,548	58,196
Cedar Shopping Centers, Inc. REIT	†	583	6,833
Colonial Properties Trust REIT	†	1,962	39,279
Corporate Office Properties Trust SBI MD REIT	†	1,904	65,364
Cousins Properties, Inc. REIT		2,338	54,008
Crystal River Capital, Inc. REIT	†	2,219	8,122
DCT Industrial Trust, Inc. REIT	†	6,576	54,449
Deerfield Capital Corp. REIT	†	3,425	2,706
Developers Diversified Realty Corp. REIT	†	4,733	164,282
DiamondRock Hospitality Co. REIT	†	3,930	42,798
Digital Realty Trust, Inc. REIT	†	2,000	81,820
Douglas Emmett, Inc. REIT	†	4,212	92,538
Duke Realty Corp. REIT	†	5,609	125,922
EastGroup Properties, Inc. REIT	†	1,538	65,980
Entertainment Properties Trust REIT	†	749	37,031
Equity Lifestyle Properties, Inc. REIT	†	1,140	50,160
Equity One, Inc. REIT	†	2,619	53,820
Equity Residential REIT		10,587	405,164
Essex Property Trust, Inc. REIT	†	807	85,946
Extra Space Storage, Inc. REIT	†	3,500	53,760
Federal Realty Investment Trust REIT	†	2,295	158,355
FelCor Lodging Trust, Inc. REIT	†	3,135	32,918
First Industrial Realty Trust, Inc. REIT	†	1,599	43,925
First Potomac Realty Trust REIT	†	1,628	24,811
Franklin Street Properties Corp. REIT		2,200	27,808
Friedman Billings Ramsey Group, Inc., Class A REIT	†	6,080	9,120
General Growth Properties, Inc. REIT	†	8,744	306,302
Getty Realty Corp. REIT	†	1,747	25,174
Glimcher Realty Trust REIT	†	1,584	17,709
Gramercy Capital Corp., New York REIT	†	2,182	25,289
HCP, Inc. REIT		7,664	243,792
Health Care, Inc. REIT		3,457	153,837
Healthcare Realty Trust, Inc. REIT	†	1,881	44,711
Highwoods Properties, Inc. REIT		2,393	75,188
HMG Courtland Properties REIT	*a	1,450	10,716
Home Properties, Inc. REIT	†	1,390	66,803
Hospitality Properties Trust REIT	†	2,923	71,497
Host Hotels & Resorts, Inc. REIT		20,345	277,709

210	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
HRPT Properties Trust REIT		9,142	$61,891
IMPAC Mortgage Holdings, Inc. REIT	*†	3,238	2,429
Inland Real Estate Corp. REIT	†	2,302	33,195
iStar Financial, Inc. REIT	†	4,331	57,213
Kilroy Realty Corp. REIT	†	1,316	61,891
Kimco Realty Corp. REIT		9,013	311,129
Kite Realty Group Trust REIT	†	2,654	33,175
LaSalle Hotel Properties REIT	†	1,561	39,228
Lexington Realty Trust REIT	†	1,399	19,068
Liberty Property Trust REIT		3,172	105,152
Macerich Co. (The) REIT	†	2,832	175,952
Mack-Cali Realty Corp. REIT	†	2,488	85,015
Maguire Properties, Inc. REIT	†	1,199	14,592
Medical Properties Trust, Inc. REIT	†	3,172	32,101
MFA Mortgage Investments, Inc. REIT		4,149	27,051
Mid-America Apartment Communities, Inc. REIT		1,240	63,290
Mission West Properties, Inc. REIT	†	1,417	15,530
Monmouth Real Estate Investment Corp., Class A REIT	†	3,275	20,960
National Health Investors, Inc. REIT	†	979	27,911
National Retail Properties, Inc. REIT	†	2,356	49,240
Nationwide Health Properties, Inc. REIT	†	3,720	117,143
Newcastle Investment Corp. REIT	†	754	5,286
NorthStar Realty Finance Corp. REIT	†	4,200	34,944
Omega Healthcare Investors, Inc. REIT	†	4,100	68,265
Pacific Office Properties Trust, Inc. REIT		1,050	7,035
Parkway Properties, Inc. REIT	†	986	33,258
Pennsylvania Real Estate Investment Trust REIT	†	1,510	34,941
Plum Creek Timber Co., Inc. REIT	†	6,729	287,396
PMC Commercial Trust REIT		865	6,920
Post Properties, Inc. REIT	†	2,078	61,821
Potlatch Corp. REIT	†	1,618	73,004
Prologis REIT		10,010	544,043
PS Business Parks, Inc. REIT	†	599	30,908
Public Storage REIT		5,109	412,756
RAIT Financial Trust REIT	†	991	7,353
Ramco-Gershenson Properties Trust REIT	†	1,275	26,189
Rayonier, Inc. REIT	†	3,336	141,647
Realty Income Corp. REIT	†	4,138	94,181
Redwood Trust, Inc. REIT	†	1,008	22,972
Regency Centers Corp. REIT		2,545	150,460
Saul Centers, Inc. REIT		987	46,379
Senior Housing Properties Trust REIT	†	3,680	71,870
Simon Property Group, Inc. REIT		8,577	770,986
SL Green Realty Corp. REIT	†	1,985	164,199
Sovran Self Storage, Inc. REIT	†	1,269	52,740
Strategic Hotels & Resorts, Inc. REIT	†	2,904	27,210
Sun Communities, Inc. REIT		1,061	19,342
Sunstone Hotel Investors, Inc. REIT		2,337	38,794
Tanger Factory Outlet Centers REIT	†	1,221	43,871
Taubman Centers, Inc. REIT	†	2,083	101,338
Thornburg Mortgage, Inc.	†	4,059	820
UDR, Inc. REIT	†	4,883	109,282
U-Store-It Trust REIT	†	3,600	43,020
Ventas, Inc. REIT		5,373	228,729
Vornado Realty Trust REIT		5,255	462,439
Washington Real Estate Investment Trust REIT	†	1,834	55,112
Weingarten Realty Investors REIT	†	3,474	105,332

			10,897,891

Real Estate Management & Development—0.1%
Brookfield Properties Corp. (Canada)		7,509	133,585
CB Richard Ellis Group, Inc., Class A	*†	6,900	132,480
Forest City Enterprises, Inc., Class A	†	2,608	84,030
Forestar Real Estate Group, Inc.	*	1,502	28,613
FX Real Estate and Entertainment, Inc.	*†	360	684
Grubb & Ellis Co.	†	652	2,510
Jones Lang LaSalle, Inc.		1,311	78,909
St. Joe Co. (The)	†	3,582	122,934
Tejon Ranch Co.	*†	762	27,478

			611,223

Retail—0.0%
DineEquity, Inc.	†	1,079	40,311
Walking Co. Holdings, Inc. (The)	*†	1,620	9,104

			49,415

Road & Rail—1.0%
Amerco, Inc.	*†	805	38,382
Arkansas Best Corp.	†	903	33,086
Avis Budget Group, Inc.	*	4,424	37,029
Burlington Northern Santa Fe Corp.		10,951	1,093,895
Con-way, Inc.		2,160	102,082
CSX Corp.		17,161	1,077,882
Dollar Thrifty Automotive Group	*†	1,057	9,989
Genesee & Wyoming, Inc., Class A	*†	1,576	53,616
Heartland Express, Inc.	†	4,220	62,920
J.B. Hunt Transport Services, Inc.	†	3,964	131,922
Kansas City Southern	*†	2,513	110,547
Knight Transportation, Inc.	†	3,879	70,986
Landstar System, Inc.		2,256	124,576
Norfolk Southern Corp.		15,681	982,728
Old Dominion Freight Line, Inc.	*†	1,783	53,526
PAM Transportation Services, Inc.	*	338	3,600
Ryder System, Inc.		2,660	183,221
Saia, Inc.	*†	1,662	18,149
Union Pacific Corp.		19,618	1,481,158
Werner Enterprises, Inc.	†	2,915	54,161
YRC Worldwide, Inc.	*†	2,278	33,874

			5,757,329

See accompanying notes to financial statements.	211

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—2.6%
Actel Corp.	*†	1,140	$19,209
Advanced Energy Industries, Inc.	*†	1,428	19,564
Advanced Micro Devices, Inc.	*†	21,447	125,036
Altera Corp.		14,718	304,663
Amkor Technology, Inc.	*†	7,211	75,067
Anadigics, Inc.	*†	957	9,426
Analog Devices, Inc.		14,113	448,370
Applied Materials, Inc.		53,844	1,027,882
Applied Micro Circuits Corp.	*†	3,186	27,272
Asyst Technologies, Inc.	*†	1,782	6,362
Atheros Communications, Inc.	*†	2,700	81,000
Atmel Corp.	*	18,733	65,191
ATMI, Inc.	*	1,559	43,527
Axcelis Technologies, Inc.	*	4,095	19,984
AXT, Inc.	*	946	3,964
Broadcom Corp., Class A	*	16,147	440,652
Brooks Automation, Inc.	*	3,103	25,662
Cabot Microelectronics Corp.	*†	1,049	34,774
California Micro Devices Corp.	*	745	2,317
Catalyst Semiconductor, Inc.	*	2,415	10,481
Centillium Communications, Inc.	*	1,588	1,032
Ceva, Inc.	*†	692	5,515
Cirrus Logic, Inc.	*	2,946	16,380
Cohu, Inc.	†	859	12,610
Conexant Systems, Inc.	*	2,046	9,207
Credence Systems Corp.	*†	2,727	3,545
Cree, Inc.	*	3,097	70,643
Cymer, Inc.	*†	1,498	40,266
Cypress Semiconductor Corp.	*†	4,876	120,681
Diodes, Inc.	*†	2,400	66,336
DSP Group, Inc.	*†	1,194	8,358
Electroglas, Inc.	*†	1,990	3,781
Emcore Corp.	*†	1,219	7,631
Entegris, Inc.	*	5,738	37,584
ESS Technology, Inc.	*	1,759	2,867
Exar Corp.	*†	1,758	13,255
Fairchild Semiconductor International, Inc.	*	4,903	57,512
FEI Co.	*†	1,368	31,163
Formfactor, Inc.	*†	1,417	26,115
FSI International, Inc.	*†	1,479	1,982
HI/FN, Inc.	*†	681	3,139
Integrated Device Technology, Inc.	*	8,168	81,190
Integrated Silicon Solution, Inc.	*	1,269	7,056
Intel Corp.		227,315	4,882,725
International Rectifier Corp.	*	2,631	50,515
Intersil Corp., Class A		5,757	140,010
inTEST Corp.	*	950	1,881
IXYS Corp.	*	1,329	15,868
KLA-Tencor Corp.		7,679	312,612
Kopin Corp.	*†	2,431	6,977
Kulicke & Soffa Industries, Inc.	*†	2,008	14,638
Lam Research Corp.	*	5,335	192,860
Lattice Semiconductor Corp.	*	4,395	13,756
Linear Technology Corp.	†	8,638	281,340
LSI Corp.	*†	30,700	188,498
LTX Corp.	*†	2,405	5,291
Marvell Technology Group Ltd. (Bermuda)	*	18,500	326,710
Mattson Technology, Inc.	*†	1,760	8,378
Maxim Integrated Products, Inc.		2,241	47,397
MEMC Electronic Materials, Inc.	*	8,113	499,274
Micrel, Inc.	†	3,731	34,139
Microchip Technology, Inc.	†	8,640	263,866
Micron Technology, Inc.	*	25,902	155,412
Microsemi Corp.	*†	2,474	62,295
Mindspeed Technologies, Inc.	*	4,009	3,449
MIPS Technologies, Inc., Class A	*†	2,228	8,355
MKS Instruments, Inc.	*†	2,455	53,765
MoSys, Inc.	*†	1,251	6,142
National Semiconductor Corp.		13,056	268,170
Novellus Systems, Inc.	*†	6,320	133,921
NVE Corp.	*	348	11,018
Nvidia Corp.	*	20,184	377,844
Omnivision Technologies, Inc.	*†	2,354	28,460
ON Semiconductor Corp.	*†	5,253	48,170
PDF Solutions, Inc.	*†	974	5,795
Pericom Semiconductor Corp.	*†	1,023	15,181
Photronics, Inc.	*	1,388	9,772
PLX Technology, Inc.	*†	1,050	8,012
Power Integrations, Inc.	*	1,952	61,703
QuickLogic Corp.	*†	1,050	1,754
Rambus, Inc.	*†	4,071	77,634
Ramtron International Corp.	*	1,920	8,083
RF Micro Devices, Inc.	*†	8,143	23,615
Rudolph Technologies, Inc.	*†	1,247	9,602
Semitool, Inc.	*†	1,060	7,961
Semtech Corp.	*†	2,970	41,788
Silicon Image, Inc.	*†	2,948	21,373
Silicon Laboratories, Inc.	*	2,124	76,655
Silicon Storage Technology, Inc.	*†	3,793	10,507
Skyworks Solutions, Inc.	*†	5,822	57,463
Spansion, Inc., Class A	*†	1,900	4,275
Standard Microsystems Corp.	*†	806	21,883
Tegal Corp.	*	312	1,292
Teradyne, Inc.	*	7,938	87,874
Tessera Technologies, Inc.	*†	1,560	25,537
Texas Instruments, Inc.		52,415	1,476,005
Transwitch Corp.	*	2,483	2,284
Trident Microsystems, Inc.	*†	3,018	11,016
TriQuint Semiconductor, Inc.	*†	4,918	29,803
Ultratech, Inc.	*†	971	15,070
Varian Semiconductor Equipment Associates, Inc.	*†	3,367	117,239
Veeco Instruments, Inc.	*†	1,294	20,808
Virage Logic Corp.	*	901	6,451
White Electronic Designs Corp.	*	514	2,359
Xilinx, Inc.	†	13,928	351,682
Zoran Corp.	*	1,650	19,305

			14,491,768

Software—3.6%
ACI Worldwide, Inc.	*†	1,298	22,832
Activision, Inc.	*	9,514	324,142
Actuate Corp.	*†	2,084	8,148
Adobe Systems, Inc.	*	22,505	886,471
Advent Software, Inc.	*†	1,451	52,352
American Software, Inc., Class A		1,950	10,998
Ansys, Inc.	*†	2,396	112,900
Authentidate Holding Corp.	*	1,023	399
Autodesk, Inc.	*	9,258	313,013
Blackbaud, Inc.	†	2,650	56,710
Blackboard, Inc.	*†	1,400	53,522
BMC Software, Inc.	*	8,825	317,700
Borland Software Corp.	*†	2,936	3,993
CA, Inc.		17,506	404,214

212	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cadence Design Systems, Inc.	*	10,745	$108,525
Callidus Software, Inc.	*†	172	860
Captaris, Inc.	*†	1,164	4,714
Catapult Communications Corp.	*	750	5,340
Citrix Systems, Inc.	*	6,809	200,253
Compuware Corp.	*	15,945	152,115
Concur Technologies, Inc.	*†	2,083	69,218
DataTRAK International, Inc.	*	3,924	1,766
Datawatch Corp.	*	3,500	8,190
Ebix, Inc.	*†	1,754	136,321
Electronic Arts, Inc.	*	12,060	535,826
Epicor Software Corp.	*†	1,693	11,699
EPIQ Systems, Inc.	*†	1,087	15,435
ePresence, Inc.	*‡da	1,173	—
Evans & Sutherland Computer Co.	*	1,882	1,901
Evolving Systems, Inc.	*	1,054	2,393
Factset Research Systems, Inc.	†	1,490	83,976
Fair Isaac Corp.	†	3,039	63,120
FalconStor Software, Inc.	*†	1,373	9,721
infoGROUP, Inc.	†	1,708	7,498
Informatica Corp.	*†	3,171	47,692
Interactive Intelligence, Inc.	*†	950	11,058
InterVoice, Inc.	*†	1,395	7,952
Intuit, Inc.	*	13,074	360,450
Jack Henry & Associates, Inc.	†	3,591	77,709
JDA Software Group, Inc.	*	1,256	22,734
Lawson Software, Inc.	*†	8,700	63,249
Magma Design Automation, Inc.	*†	1,429	8,674
Manhattan Associates, Inc.	*†	1,346	31,941
McAfee, Inc.	*	6,724	228,818
Mentor Graphics Corp.	*†	2,745	43,371
Micros Systems, Inc.	*†	3,428	104,520
Microsoft Corp.		324,787	8,934,889
MicroStrategy, Inc., Class A	*†	513	33,217
Napster, Inc.	*	1,145	1,626
NAVTEQ Corp.	*	3,700	284,900
Netscout Systems, Inc.	*	1,250	13,350
Novell, Inc.	*	15,492	91,248
Nuance Communications, Inc.	*†	4,541	71,157
Oracle Corp.	*	156,057	3,277,196
Parametric Technology Corp.	*	4,423	73,731
Pegasystems, Inc.	†	2,141	28,818
Phoenix Technologies Ltd.	*	907	9,977
PLATO Learning, Inc.	*†	1,825	4,836
Progress Software Corp.	*†	1,322	33,804
QAD, Inc.	†	1,363	9,228
Quality Systems, Inc.	†	768	22,487
Quest Software, Inc.	*†	3,847	56,974
Radiant Systems, Inc.	*†	1,019	10,934
Red Hat, Inc.	*†	7,251	150,023
Renaissance Learning, Inc.	†	1,353	15,167
Salesforce.com, Inc.	*	3,583	244,468
Scientific Learning Corp.	*	3,145	12,108
Secure Computing Corp.	*	1,554	6,434
Sonic Foundry, Inc.	*	1,200	732
Sonic Solutions, Inc.	*†	889	5,298
SourceForge, Inc.	*†	2,018	3,229
SPSS, Inc.	*†	690	25,095
SumTotal Systems, Inc.	*†	317	1,484
Sybase, Inc.	*†	3,825	112,532
Symantec Corp.	*	36,779	711,673
Symyx Technologies	*†	1,374	9,591
Synopsys, Inc.	*	6,501	155,439
Take-Two Interactive Software, Inc.	*†	2,643	67,582
TeleCommunication Systems, Inc., Class A	*	1,200	5,556
THQ, Inc.	*†	2,914	59,038
TIBCO Software, Inc.	*	8,337	63,778
Tivo, Inc.	*	2,696	16,634
Tyler Technologies, Inc.	*†	1,886	25,593
Ultimate Software Group, Inc.	*†	1,242	44,252
Vasco Data Security International, Inc.	*†	3,804	40,056
Versant Corp.	*	330	8,643
VMware, Inc., Class A	*†	1,500	80,790
Wave Systems Corp., Class A	*†	1,004	994
Wayside Technology Group, Inc.		1,787	13,974
Wind River Systems, Inc.	*†	3,206	34,913

			19,867,881

Specialty Retail—1.7%
A.C. Moore Arts & Crafts, Inc.	*†	876	6,176
Aaron Rents, Inc.	†	1,939	43,298
Abercrombie & Fitch Co., Class A		3,072	192,553
Advance Auto Parts, Inc.		4,485	174,153
Aeropostale, Inc.	*†	3,604	112,913
American Eagle Outfitters, Inc.		8,736	119,072
America’s Car-Mart, Inc.	*†	354	6,344
AnnTaylor Stores Corp.	*†	2,733	65,483
Asbury Automotive Group, Inc.	†	1,342	17,245
AutoNation, Inc.	*†	5,363	53,737
Autozone, Inc.	*	1,524	184,419
Barnes & Noble, Inc.	†	2,814	69,900
Bebe Stores, Inc.	†	790	7,592
Bed Bath & Beyond, Inc.	*	10,125	284,513
Best Buy Co., Inc.		13,673	541,451
Big 5 Sporting Goods Corp.	†	1,071	8,107
Blockbuster, Inc., Class A	*†	7,850	19,625
Borders Group, Inc.	†	3,342	20,052
Brown Shoe Co., Inc.		1,791	24,268
Buckle, Inc. (The)	†	1,672	76,461
Carmax, Inc.	*†	8,516	120,842
Casual Male Retail Group, Inc.	*†	1,930	5,887
Cato Corp. (The), Class A	†	1,761	25,077
Charlotte Russe Holding, Inc.	*†	1,100	19,536
Charming Shoppes, Inc.	*†	3,138	14,403
Chico’s FAS, Inc.	*†	7,236	38,857
Childrens Place Retail Stores, Inc. (The)	*†	1,144	41,298
Christopher & Banks Corp.	†	1,528	10,390
Circuit City Stores, Inc.	†	6,139	17,742
Coldwater Creek, Inc.	*†	1,528	8,068
Collective Brands, Inc.	*†	2,964	34,471
Cost Plus, Inc.	*†	1,014	2,535
CSK Auto Corp.	*	1,990	20,855
Dick’s Sporting Goods, Inc.	*†	2,480	43,995
Dress Barn, Inc.	*†	1,900	25,422
Finish Line, Class A	*†	1,917	16,678
Foot Locker, Inc.	†	5,840	72,708
GameStop Corp., Class A	*	4,410	178,164
Gap, Inc. (The)		22,382	373,108
Genesco, Inc.	*	921	28,431
Group 1 Automotive, Inc.	†	1,068	21,221
Guess ?, Inc.		3,548	132,873
Gymboree Corp.	*	1,400	56,098
Haverty Furniture Cos, Inc.	†	1,111	11,154
Hibbett Sports, Inc.	*†	1,396	29,456
Home Depot, Inc.		64,592	1,512,746

See accompanying notes to financial statements.	213

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hot Topic, Inc.	*†	1,824	$9,868
Jo-Ann Stores, Inc.	*†	1,266	29,156
JOS A. Bank Clothiers, Inc.	*†	577	15,435
Kirkland’s, Inc.	*†	833	1,874
Lithia Motors, Inc., Class A	†	862	4,241
Lowe’s Cos, Inc.		57,560	1,194,370
Ltd. Brands, Inc.		10,407	175,358
MarineMax, Inc.	*†	800	5,736
Men’s Wearhouse, Inc.	†	2,437	39,699
Midas, Inc.	*†	1,277	17,240
Mothers Work, Inc.	*†	600	6,042
NexCen Brands, Inc.	*†	1,368	766
Office Depot, Inc.	*	11,792	129,004
OfficeMax, Inc.		3,587	49,859
O’Reilly Automotive, Inc.	*†	4,772	106,654
Pacific Sunwear of California, Inc.	*†	3,025	25,803
Penske Auto Group, Inc.	†	1,654	24,380
PEP Boys-Manny Moe & Jack	†	2,200	19,184
PetSmart, Inc.	†	5,983	119,361
Pier 1 Imports, Inc.	*†	3,712	12,769
RadioShack Corp.		6,811	83,571
Rent-A-Center, Inc., Class A	*†	3,377	69,465
Ross Stores, Inc.		6,350	225,552
Sally Beauty Holdings, Inc.	*†	3,659	23,637
Select Comfort Corp.	*	2,104	3,451
Sherwin-Williams Co. (The)		3,738	171,686
Sonic Automotive, Inc., Class A	†	1,649	21,256
Stage Stores, Inc.	†	2,236	26,094
Staples, Inc.		27,647	656,616
Stein Mart, Inc.	†	1,261	5,687
Systemax, Inc.		1,358	23,969
Talbots, Inc.	†	375	4,346
Tiffany & Co.		6,084	247,923
TJX Cos, Inc.		15,739	495,306
Tractor Supply Co.	*†	1,549	44,983
Trans World Entertainment Corp.	*†	1,932	5,487
TravelCenters of America LLC	*	292	663
Tween Brands, Inc.	*	1,485	24,443
Urban Outfitters, Inc.	*†	5,012	156,324
West Marine, Inc.	*†	803	3,292
Wet Seal, Inc. (The), Class A	*†	1,246	5,943
Williams-Sonoma, Inc.	†	3,877	76,920
Zale Corp.	*†	2,300	43,447

			9,296,237

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*†	1,476	20,398
Charles & Colvard Ltd.	*	1,843	2,064
Cherokee, Inc.	†	994	20,029
Coach, Inc.	*	15,372	443,942
Columbia Sportswear Co.	†	652	23,961
CROCS, Inc.	*†	3,600	28,836
Culp, Inc.	*	888	6,234
Fossil, Inc.	*†	3,154	91,687
Hallwood Group, Inc.	*†	100	6,914
Hanesbrands, Inc.	*	4,099	111,247
Iconix Brand Group, Inc.	*†	2,737	33,063
Jones Apparel Group, Inc.		4,641	63,814
Kenneth Cole Productions, Inc., Class A	†	956	12,141
K-Swiss, Inc., Class A	†	1,476	21,697
Lazare Kaplan International, Inc.	*	1,139	10,137
Liz Claiborne, Inc.	†	4,930	69,760
Movado Group, Inc.	†	1,678	33,224
Nike, Inc., Class B		13,780	821,425
Nitches, Inc.	*	2,850	2,765
Oxford Industries, Inc.	†	936	17,924
Phillips-Van Heusen Corp.		1,267	46,398
Polo Ralph Lauren Corp.	†	2,143	134,538
Quiksilver, Inc.	*	4,288	42,108
Skechers U.S.A., Inc., Class A	*†	1,935	38,236
Sport-Haley, Inc.	*	1,042	2,178
Steven Madden Ltd.	*	751	13,803
Tarrant Apparel Group	*	1,106	697
Timberland Co., Class A	*†	2,970	48,560
Unifi, Inc.	*†	2,629	6,625
VF Corp.		3,785	269,416
Warnaco Group, Inc. (The)	*†	1,569	69,146
Wolverine World Wide, Inc.	†	2,589	69,049

			2,582,016

Thrifts & Mortgage Finance—0.5%
Anchor Bancorp Wisconsin, Inc.	†	1,411	9,891
Astoria Financial Corp.		3,465	69,577
Bank Mutual Corp.	†	3,756	37,710
BankAtlantic Bancorp, Inc., Class A	†	2,210	3,890
BankUnited Financial Corp., Class A	†	793	761
Beneficial Mutual Bancorp, Inc.	*†	969	10,727
Brookline Bancorp, Inc.	†	3,765	35,956
Capitol Federal Financial	†	2,115	79,545
Centerline Holding Co.	†	1,905	3,181
CFS Bancorp, Inc.		1,873	22,083
Charter Financial Corp.	†	350	8,400
Corus Bankshares, Inc.	†	702	2,920
Countrywide Financial Corp.	†	24,520	104,210
Dime Community Bancshares	†	1,638	27,043
Doral Financial Corp. (Puerto Rico)	*	221	2,992
Downey Financial Corp.	†	1,038	2,875
Federal National Mortgage Association		37,770	736,893
First Financial Service Corp.		402	7,260
First Niagara Financial Group, Inc.	†	4,217	54,231
FirstFed Financial Corp.	*†	922	7,413
Flagstar Bancorp, Inc.	†	2,110	6,351
Freddie Mac		25,235	413,854
Guaranty Financial Group, Inc.	*†	1,502	8,066
Harrington West Financial Group, Inc.		1,171	4,485
Hudson City Bancorp, Inc.		20,250	337,770
IndyMac Bancorp, Inc.	†	2,523	1,564
MGIC Investment Corp.		4,084	24,953
NASB Financial, Inc.	†	528	9,388
New York Community Bancorp, Inc.	†	12,640	225,498
NewAlliance Bancshares, Inc.	†	4,600	57,408
Northwest Bancorp, Inc.		2,048	44,687
Ocwen Financial Corp.	*†	3,358	15,615
Parkvale Financial Corp.		616	14,371
People’s United Financial, Inc.		6,597	102,913
PFF Bancorp, Inc.	†	1,096	1,184
PMI Group, Inc. (The)	†	3,929	7,662
Provident Financial Services, Inc.	†	943	13,211
Provident New York Bancorp	†	3,670	40,590
Radian Group, Inc.		3,844	5,574
Riverview Bancorp, Inc.		2,600	19,240

214	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SouthFirst Bancshares, Inc.		400	$3,300
Sovereign Bancorp, Inc.	†	12,496	91,971
Triad Guaranty, Inc.	*†	692	720
Trustco Bank Corp.	†	3,435	25,488
United Western Bancorp, Inc.		973	12,221
Washington Federal, Inc.	†	3,379	61,160
Washington Mutual, Inc.	†	33,770	166,486
Westfield Financial, Inc.	†	4,068	36,815
Willow Financial Bancorp, Inc.		533	4,344

			2,984,447

Tobacco—1.1%
Alliance One International, Inc.	*†	2,000	10,220
Altria Group, Inc.		82,016	1,686,249
Philip Morris International, Inc.		82,016	4,050,770
Reynolds American, Inc.		6,595	307,789
Universal Corp.	†	1,078	48,747
UST, Inc.		6,568	358,678
Vector Group Ltd.	†	2,389	38,535

			6,500,988

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	†	2,056	49,694
Beacon Roofing Supply, Inc.	*†	2,570	27,268
Building Materials Holding Corp.	†	1,800	3,186
Electro Rent Corp.	†	950	11,913
Fastenal Co.		5,638	243,336
GATX Corp.		1,766	78,287
H&E Equipment Services, Inc.	*†	1,600	19,232
Interline Brands, Inc.	*†	982	15,643
MSC Industrial Direct Co., Class A	†	1,782	78,604
United Rentals, Inc.	*†	3,294	64,595
W.W. Grainger, Inc.		3,286	268,795
Watsco, Inc.	†	553	23,115
WESCO International, Inc.	*†	1,550	62,062
Willis Lease Finance Corp.	*	1,234	13,179

			958,909

Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	2,000	50,580

Water Utilities—0.0%
American States Water Co.	†	500	17,470
American Water Works Co., Inc.	*†	2,266	50,260
Aqua America, Inc.	†	4,329	69,134
California Water Service Group	†	965	31,623
Connecticut Water Service, Inc.	†	500	11,200
SJW Corp.	†	1,010	26,664

			206,351

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	15,861	670,127
Centennial Communications Corp.	*†	3,036	21,222
Crown Castle International Corp.	*	8,983	347,912
iPCS, Inc.	*†	700	20,741
Kratos Defense & Security Solutions, Inc.	*†	2,398	4,700
LCC International, Inc., Class A	*†	1,000	960
Leap Wireless International, Inc.	*†	2,100	90,657
MetroPCS Communications, Inc.	*	7,134	126,343
NII Holdings, Inc., Class B	*	5,995	284,703
Rural Cellular Corp., Class A	*	1,265	56,305
SBA Communications Corp., Class A	*	2,105	75,801
Sprint Nextel Corp.		115,766	1,099,776
Telephone & Data Systems, Inc.	†	3,518	166,296
US Cellular Corp.	*	680	38,454

			3,003,997

TOTAL COMMON STOCKS (Cost $396,704,082)			550,773,996

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bill—0.1%
U.S. Treasury Bill
1.913%	09/18/2008	‡	‡
(Cost $502,891)				$505,000	503,024

				Shares	Value
RIGHTS—0.0%
Apparel—0.0%
Mossimo, Inc.,
Expires TBD		*	‡da
(Cost $—)				2,806	—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc.,
Expires 02/7/2010		*	‡da	264	—
Equitex, Inc.,
Expires 02/7/2010		*	‡da	264	—
Pegasus Wireless Corp.,
Expires 08/11/2008		*	‡da	540	—

TOTAL WARRANTS (Cost $—)					—

CASH EQUIVALENTS—13.4%
Institutional Money Market Funds—13.4%
AIM Short-Term Investments Trust Liquid Assets Portfolio	†	†		14,283,354	14,283,354
AIM Short-Term Investments Trust Prime Assets Portfolio	†	†		53,485,982	53,485,983
JPMorgan Prime Money Market Fund, Capital Shares				6,856,978	6,856,978

TOTAL CASH EQUIVALENTS (Cost $74,626,314)					74,626,315

TOTAL INVESTMENTS—112.0% (Cost $471,833,287)					625,903,335
Other assets less liabilities—(12.0%)					(67,209,744)

NET ASSETS—100.0%					$558,693,591

See accompanying notes to financial statements.	215

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Broad Market Index Fund

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
d	Security has no market value at 06/30/2008.
a	Illiquid Security.
‡	Security valued at fair value as determined by policies approved by the board of directors.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

216	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—0.9%
AAR Corp.	*†	2,730	$36,937
Alliant Techsystems, Inc.	*†	2,047	208,139
American Science & Engineering, Inc.	†	1,020	52,561
Applied Signal Technology, Inc.		2,274	31,063
Astronics Corp.	*†	716	9,960
BE Aerospace, Inc.	*	6,086	141,743
Ceradyne, Inc.	*†	1,756	60,231
Cubic Corp.	†	1,262	28,117
Curtiss-Wright Corp.	†	3,020	135,115
DRS Technologies, Inc.		2,800	220,416
DynCorp International, Inc., Class A	*	1,953	29,588
Esterline Technologies Corp.	*	2,032	100,096
GenCorp, Inc.	*†	4,016	28,755
Heico Corp., Class A		1,598	42,475
Herley Industries, Inc.	*	1,550	20,584
Hexcel Corp.	*†	6,431	124,118
Innovative Solutions & Support, Inc.	*	1,200	7,740
Kreisler Manufacturing Corp.	*	1,250	15,312
Ladish Co., Inc.	*	970	19,972
Moog, Inc., Class A	*	2,477	92,243
Orbital Sciences Corp.	*†	4,361	102,745
Spirit Aerosystems Holdings, Inc., Class A	*	6,805	130,520
Taser International, Inc.	*†	4,142	20,669
Teledyne Technologies, Inc.	*	2,281	111,290
TransDigm Group, Inc.	*†	1,604	53,878
Triumph Group, Inc.	†	1,050	49,455

			1,873,722

Air Freight & Logistics—0.2%
Air T, Inc.		563	5,658
Air Transport Services Group, Inc.	*†	5,626	5,626
Atlas Air Worldwide Holdings, Inc.	*	1,188	58,759
Dynamex, Inc.	*	760	20,376
Forward Air Corp.	†	1,912	66,155
HUB Group, Inc., Class A	*	2,580	88,055
Pacer International, Inc.	†	2,275	48,935
UTi Worldwide, Inc. (Virgin Islands, British)	†	5,804	115,790

			409,354

Airlines—0.3%
Airtran Holdings, Inc.	*†	7,448	15,194
Alaska Air Group, Inc.	*†	2,394	36,724
AMR Corp.	*	15,114	77,384
Continental Airlines, Inc., Class B	*†	6,444	65,149
Delta Air Lines, Inc.	*†	18,791	107,109
ExpressJet Holdings, Inc.	*†	3,876	2,132
JetBlue Airways Corp.	*†	9,694	36,159
Mesa Air Group, Inc.	*	2,928	1,493
Northwest Airlines Corp.	*	15,402	102,577
Pinnacle Airlines Corp.	*†	930	2,939
Republic Airways Holdings, Inc.	*	2,460	21,303
Skywest, Inc.		3,850	48,702
UAL Corp.	†	7,561	39,468
US Airways Group, Inc.	*†	5,756	14,390

			570,723

Auto Components—0.6%
American Axle & Manufacturing Holdings, Inc.	†	2,814	22,484
Amerigon, Inc., Class A	*†	2,108	14,988
ArvinMeritor, Inc.	†	5,690	71,011
BorgWarner, Inc.		7,598	337,199
Cooper Tire & Rubber Co.	†	3,864	30,294
Dana Holding Corp.	*†	5,121	27,397
Drew Industries, Inc.	*†	1,570	25,042
Exide Technologies	*†	4,861	81,470
Gentex Corp.		9,606	138,711
Lear Corp.	*	4,509	63,938
Modine Manufacturing Co.	†	1,658	20,510
Noble International Ltd.	†	1,109	4,957
Proliance International, Inc.	*	2,240	2,128
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	11,052	34,040
Sauer-Danfoss, Inc.	†	832	25,917
Shiloh Industries, Inc.		1,441	13,531
Spartan Motors, Inc.		1,650	12,326
Standard Motor Products, Inc.		2,540	20,726
Strattec Security Corp.		124	4,367
Superior Industries International, Inc.	†	2,013	33,979
Tenneco, Inc.	*	3,267	44,203
TRW Automotive Holdings Corp.	*	3,028	55,927
Visteon Corp.	*†	8,265	21,737
WABCO Holdings, Inc.		3,829	177,895

			1,284,777

Auto Parts & Equipment—0.0%
ATC Technology Corp.	*	1,503	34,990

Automobiles—0.0%
Coachmen Industries, Inc.	*	2,275	4,823
Fleetwood Enterprises, Inc.	*†	4,000	10,480
Monaco Coach Corp.	†	3,676	11,175
Thor Industries, Inc.	†	2,634	55,999
Winnebago Industries	†	1,714	17,466

			99,943

Beverages—0.4%
Boston Beer Co., Inc., Class A	*†	1,180	48,003
Central European Distribution Corp.	*†	2,129	157,865
Coca-Cola Bottling Co. Consolidated	†	437	16,160
Dr. Pepper Snapple Group, Inc.	*	16,438	344,869
Hansen Natural Corp.	*†	4,740	136,607
Jones Soda Co.	*†	1,928	6,208
PepsiAmericas, Inc.		4,452	88,061

			797,773

Biotechnology—3.1%
Aastrom Biosciences, Inc.	*†	3,290	1,217
Abraxis Bioscience, Inc.	*	435	27,605
Acorda Therapeutics, Inc.	*	2,095	68,779
Alexion Pharmaceuticals, Inc.	*†	2,536	183,860
Alfacell Corp.	*	2,756	1,213
Alkermes, Inc.	*	7,233	89,400
Alnylam Pharmaceuticals, Inc.	*†	2,679	71,610
Alseres Pharmaceuticals, Inc.	*	724	1,694
Amylin Pharmaceuticals, Inc.	*†	9,303	236,203
Antigenics, Inc.	*	9,214	17,783
Applera Corp.—Celera Group	*†	5,787	65,740
Arena Pharmaceuticals, Inc.	*†	8,294	43,046
Ariad Pharmaceuticals, Inc.	*†	5,713	13,711

See accompanying notes to financial statements.	217

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Arqule, Inc.	*†	4,724	$15,353
Array Biopharma, Inc.	*†	4,170	19,599
Avant Immunotherapeutics, Inc.	*†	555	8,081
AVI BioPharma, Inc.	*†	7,700	8,624
Avigen, Inc.	*	3,880	11,213
BioCryst Pharmaceuticals, Inc.	*	3,943	11,040
BioMarin Pharmaceutical, Inc.	*†	5,996	173,764
Cell Genesys, Inc.	*	10,214	26,556
Cell Therapeutics, Inc.	*	5,292	2,540
Cephalon, Inc.	*†	4,395	293,103
Cepheid, Inc.	*†	4,090	115,011
Cubist Pharmaceuticals, Inc.	*	4,049	72,315
CV Therapeutics, Inc.	*	4,341	35,726
Cytokinetics, Inc.	*†	4,127	15,311
CytRx Corp.	*	10,564	6,867
Dendreon Corp.	*†	7,889	35,106
Dyax Corp.	*†	9,610	29,791
Entremed, Inc.	*	1,390	765
Enzon Pharmaceuticals, Inc.	*	4,016	28,594
EPIX Pharmaceuticals, Inc.	*	3,320	5,744
Exact Sciences Corp.	*	7,997	14,395
Genaera Corp.	*†	797	1,490
Genelabs Technologies, Inc.	*	721	447
Genentech, Inc.	*	30,441	2,310,472
Genitope Corp.	*	2,890	128
Geron Corp.	*†	5,440	18,768
GTC Biotherapeutics, Inc.	*†	3,988	1,595
GTx, Inc.	*†	1,710	24,539
Hana Biosciences, Inc.	*	3,510	2,528
Hemispherx Biopharma, Inc.	*	4,821	4,050
Human Genome Sciences, Inc.	*†	8,883	46,280
Idenix Pharmaceuticals, Inc.	*	3,110	22,610
Idera Pharmaceuticals, Inc.	*†	1,932	28,227
ImClone Systems, Inc.	*†	4,046	163,701
Immunogen, Inc.	*†	1,903	5,823
Immunomedics, Inc.	*	6,421	13,677
Incyte Corp. Ltd.	*†	4,623	35,181
Indevus Pharmaceuticals, Inc.	*†	6,691	10,505
InterMune, Inc.	*	2,819	36,985
Introgen Therapeutics, Inc.	*†	2,150	3,333
Isis Pharmaceuticals, Inc.	*†	5,868	79,981
Keryx Biopharmaceuticals, Inc.	*†	3,220	1,578
Lexicon Pharmaceuticals, Inc.	*†	7,724	12,358
MannKind Corp.	*†	6,322	18,966
Martek Biosciences Corp.	*†	1,905	64,218
Maxygen, Inc.	*†	2,991	10,139
MDRNA, Inc.	*†	3,350	4,087
Medarex, Inc.	*†	7,804	51,584
Metabolix, Inc.	*†	2,162	21,188
Monogram Biosciences, Inc.	*†	9,010	9,911
Myriad Genetics, Inc.	*†	2,939	133,783
Nabi Biopharmaceuticals	*†	6,806	26,816
Neose Technologies, Inc.	*	5,705	1,712
Neurobiological Technologies, Inc.	*	448	636
Neurocrine Biosciences, Inc.	*†	6,840	28,660
Neurogen Corp.	*†	1,873	1,929
Northfield Laboratories, Inc.	*†	1,890	1,342
Novavax, Inc.	*	11,268	28,057
NPS Pharmaceuticals, Inc.	*	3,900	17,355
Nuvelo, Inc.	*†	8,720	4,883
Omrix Biopharmaceuticals, Inc.	*†	1,506	23,704
Onyx Pharmaceuticals, Inc.	*	3,374	120,114
Orthologic Corp.	*	1,517	1,517
Oscient Pharmaceuticals Corp.	*	4,064	5,771
OSI Pharmaceuticals, Inc.	*†	3,581	147,967
Palatin Technologies, Inc.	*	2,104	400
Panacos Pharmaceuticals, Inc.	*	2,667	1,200
PDL BioPharma, Inc.		7,921	84,121
Peregrine Pharmaceuticals, Inc.	*	9,115	3,829
Pharmacopeia, Inc.	*†	4,683	17,936
Poniard Pharmaceuticals, Inc.	*	3,696	15,671
Progenics Pharmaceuticals, Inc.	*†	1,383	21,948
Regeneron Pharmaceuticals, Inc.	*	5,878	84,878
Repligen Corp.	*	3,422	16,152
Rigel Pharmaceuticals, Inc.	*†	3,086	69,929
RXi Pharmaceuticals Corp.	*†	524	4,192
Sangamo Biosciences, Inc.	*†	2,338	23,263
Savient Pharmaceuticals, Inc.	*	3,970	100,441
Sciclone Pharmaceuticals, Inc.	*†	4,800	7,344
SIGA Technologies, Inc.	*	4,650	14,508
StemCells, Inc.	*†	3,500	4,270
Targeted Genetics Corp.	*	3,456	2,039
Telik, Inc.	*†	6,069	7,343
Theravance, Inc.	*	3,130	37,153
Third Wave Technologies, Inc.	*†	5,437	60,677
Titan Pharmaceuticals, Inc.	*†	4,244	5,857
TorreyPines Therapeutics, Inc.	*	346	429
Trimeris, Inc.	†	4,014	18,946
United Therapeutics Corp.	*	1,264	123,556
Vanda Pharmaceuticals, Inc.	*†	2,119	6,972
Vermillion, Inc.	*	150	338
Vertex Pharmaceuticals, Inc.	*	9,501	317,998
Vion Pharmaceuticals, Inc.	*	450	513
XOMA Ltd.	*†	12,047	20,359
Zymogenetics, Inc.	*†	2,343	19,728

			6,391,944

Building Products—0.4%
American Woodmark Corp.	†	800	16,904
Ameron International Corp.		543	65,149
Apogee Enterprises, Inc.	†	2,250	36,360
Armstrong World Industries, Inc.		1,349	39,418
Gibraltar Industries, Inc.		1,868	29,832
Griffon Corp.	*†	2,293	20,087
Insteel Industries, Inc.	†	1,400	25,634
Jewett-Cameron Trading Ltd. (Canada)	*	1,575	11,434
Lennox International, Inc.	†	3,744	108,426
NCI Building Systems, Inc.	*†	1,232	45,251
Owens Corning, Inc.	*	5,373	122,236
Quanex Building Products Corp.		2,570	38,190
Simpson Manufacturing Co., Inc.	†	2,796	66,377
Trex Co., Inc.	*	3,584	42,040
Universal Forest Products, Inc.	†	1,649	49,404
US Home Systems, Inc.	*	1,292	5,078
USG Corp.	*	4,868	143,947

			865,767

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	2,322	209,119
AllianceBernstein Holding LP		1,898	103,783
BGC Partners, Inc., Class A	*†	6,185	46,697
BlackRock, Inc.	†	1,298	229,746
Blackstone Group LP (The)		9,677	176,218
Calamos Asset Management, Inc., Class A	†	1,520	25,886
Cowen Group, Inc.	*†	1,468	11,333

218	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Diamond Hill Investment Group, Inc.	*†	649	$54,191
Eaton Vance Corp.		8,264	328,577
Evercore Partners, Inc., Class A	†	2,490	23,655
FCStone Group, Inc.	*	1,575	43,990
GAMCO Investors, Inc., Class A	†	1,039	51,555
GFI Group, Inc.		4,612	41,554
GLG Partners, Inc.	†	15,360	119,808
Greenhill & Co., Inc.	†	801	43,142
Invesco Ltd.		27,908	669,234
Investment Technology Group, Inc.	*	3,086	103,258
Jefferies Group, Inc.	†	7,297	122,736
Jesup & Lamont, Inc.	*	1,550	1,798
KBW, Inc.	*†	1,716	35,315
Kent Financial Services	*	2,200	3,916
Knight Capital Group, Inc., Class A	*	5,980	107,520
LaBranche & Co., Inc.	*	5,402	38,246
Lazard Ltd., Class A (Bermuda)		3,165	108,085
MF Global Ltd. (Bermuda)	*†	6,639	41,892
Navidec Financial Services, Inc.	*	2,120	3,498
optionsXpress Holdings, Inc.	†	3,947	88,176
Piper Jaffray Cos	*	1,140	33,436
Raymond James Financial, Inc.	†	6,513	171,878
SEI Investments Co.		9,539	224,357
Siebert Financial Corp.		1,470	4,866
Stifel Financial Corp.	*†	1,534	52,754
SWS Group, Inc.		2,331	38,718
TD Ameritrade Holding Corp.	*	15,911	287,830
thinkorswim Group, Inc.	*†	2,950	20,797
Thomas Weisel Partners Group, Inc.	*†	2,162	11,826
TradeStation Group, Inc.	*†	3,191	32,389
US Global Investors, Inc., Class A		934	15,644
W.P. Carey & Co. LLC		1,593	45,735
Waddell & Reed Financial, Inc., Class A		5,669	198,472
Westwood Holdings Group, Inc.		1,768	70,366

			4,041,996

Chemicals—3.0%
A. Schulman, Inc.	†	1,444	33,255
Airgas, Inc.		4,691	273,907
Albemarle Corp.		6,002	239,540
Arch Chemicals, Inc.		1,785	59,173
Balchem Corp.		2,127	49,197
Cabot Corp.		4,167	101,300
Calgon Carbon Corp.	*†	2,038	31,507
Celanese Corp., Class A		9,736	444,546
CF Industries Holdings, Inc.		3,465	529,452
Chemtura Corp.		16,450	96,068
Cytec Industries, Inc.		2,819	153,805
Ferro Corp.		2,588	48,551
Flotek Industries, Inc.	*†	1,346	27,755
FMC Corp.		4,854	375,894
Georgia Gulf Corp.	†	6,311	18,302
H.B. Fuller Co.	†	4,230	94,921
Huntsman Corp.		6,225	70,965
ICO, Inc.	*†	2,739	16,489
Intrepid Potash, Inc.	*	1,950	128,271
Koppers Holdings, Inc.		1,358	56,859
Kronos Worldwide, Inc.	†	235	3,617
Landec Corp.	*	3,037	19,649
LSB Industries, Inc.	*†	1,412	27,958
Lubrizol Corp.		4,564	211,450
Material Sciences Corp.	*	2,565	20,776
Minerals Technologies, Inc.		1,385	88,072
Mosaic Co. (The)	*	9,651	1,396,500
Nalco Holding Co.		9,557	202,131
NewMarket Corp.	†	767	50,798
NL Industries, Inc.	†	412	3,926
Olin Corp.		4,587	120,088
OM Group, Inc.	*	1,896	62,170
Omnova Solutions, Inc.	*	3,769	10,478
Penford Corp.		786	11,696
PolyOne Corp.	*†	7,843	54,666
Quaker Chemical Corp.		1,303	34,738
Rockwood Holdings, Inc.	*	2,328	81,014
RPM International, Inc.	†	8,223	169,394
Scotts Miracle-Gro Co. (The), Class A		2,994	52,605
Sensient Technologies Corp.		2,948	83,016
Solutia, Inc.	*	2,000	25,640
Spartech Corp.	†	2,131	20,095
Stepan Co.	†	1,197	54,607
Terra Industries, Inc.		5,833	287,859
Terra Nitrogen Co. LP		478	62,063
Tronox, Inc., Class A	†	3,753	11,859
Valhi, Inc.	†	741	20,192
Valspar Corp.	†	6,436	121,705
W.R. Grace & Co.	*	3,690	86,678
Westlake Chemical Corp.	†	800	11,888
Zep, Inc.		1,513	22,513
Zoltek Cos, Inc.	*†	1,992	48,306

			6,327,904

Commercial Banks—2.9%
1st Source Corp.		1,180	18,998
Alliance Bankshares Corp.	*	745	2,742
Amcore Financial, Inc.	†	2,040	11,546
AmericanWest Bancorp	†	1,951	4,429
Ameris Bancorp	†	1,414	12,302
Arrow Financial Corp.	†	490	8,884
Associated Banc-Corp		7,454	143,788
BancFirst Corp.		642	27,478
Bancorp, Inc. (The)	*†	2,979	22,700
BancorpSouth, Inc.	†	4,749	83,060
BancTrust Financial Group, Inc.	†	1,600	10,544
Bank of Hawaii Corp.		3,094	147,893
Bank of the Ozarks, Inc.	†	1,070	15,900
Banner Corp.	†	990	8,771
BOK Financial Corp.	†	1,447	77,342
Boston Private Financial Holdings, Inc.	†	2,447	13,874
Bryn Mawr Bank Corp.	†	1,548	27,090
Camden National Corp.		740	17,227
Capital Bank Corp.		1,283	11,342
Capital City Bank Group, Inc.		1,576	34,294
Capitol Bancorp Ltd.	†	1,172	10,513
Cardinal Financial Corp.		2,163	13,540
Cascade Bancorp	†	2,003	15,423
Cascade Financial Corp.	†	1,063	6,920
Cathay General Bancorp	†	4,405	47,882
Catskill Litigation Trust	*‡da	583	—
Center Financial Corp.	†	1,451	12,290
Central Pacific Financial Corp.	†	2,937	31,308
Chemical Financial Corp.	†	1,637	33,395
Citizens Republic Bancorp, Inc.	†	5,922	16,700
City Bank (Washington)	†	1,647	14,164

See accompanying notes to financial statements.	219

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
City Holding Co.	†	1,410	$57,486
City National Corp.		2,489	104,712
CoBiz Financial, Inc.	†	1,800	11,844
Colonial BancGroup, Inc. (The)	†	13,873	61,319
Columbia Banking System, Inc.		1,330	25,709
Commerce Bancshares, Inc.	†	4,612	182,912
Community Bancorp	*†	1,010	5,060
Community Bank System, Inc.	†	3,080	63,510
Community Trust Bancorp, Inc.	†	1,028	26,995
Cullen/Frost Bankers, Inc.		3,651	182,002
CVB Financial Corp.	†	6,148	58,037
East West Bancorp, Inc.	†	5,310	37,489
Eastern Virginia Bankshares, Inc.		701	11,216
Fidelity Southern Corp.		1,382	6,454
Fifth Third Bancorp		94	957
Financial Institutions, Inc.		750	12,045
First Bancorp (Puerto Rico)		7,322	46,421
First Bancorp North Carolina	†	1,473	18,619
First Busey Corp., Class A		2,491	32,931
First Citizens BancShares, Inc., Class A		389	54,262
First Commonwealth Financial Corp.	†	4,595	42,871
First Financial Bancorp	†	3,075	28,290
First Financial Bankshares, Inc.	†	1,566	71,738
First Merchants Corp.		1,625	29,494
First Midwest Bancorp, Inc.	†	3,492	65,126
First of Long Island Corp. (The)		986	19,597
First State Bancorporation (New Mexico)	†	2,566	14,113
FirstMerit Corp.	†	5,161	84,176
FNB Corp. (Pennsylvania)		6,711	79,056
Frontier Financial Corp.	†	2,974	25,338
Fulton Financial Corp.	†	11,491	115,485
Glacier Bancorp, Inc.		3,454	55,229
Great Southern Bancorp, Inc.	†	470	3,816
Green Bankshares, Inc.	†	2,110	29,582
Guaranty Bancorp	*†	4,150	14,940
Hancock Holding Co.	†	1,772	69,622
Hanmi Financial Corp.	†	5,069	26,409
Harleysville National Corp.	†	3,683	41,102
Heritage Commerce Corp.		1,180	11,682
Heritage Financial Corp.		972	15,406
Horizon Financial Corp.	†	1,660	10,358
Iberiabank Corp.	†	1,251	55,632
Independent Bank Corp. (Massachusetts)	†	1,484	35,379
Independent Bank Corp. (Michigan)	†	1,384	5,536
Integra Bank Corp.	†	1,659	12,990
International Bancshares Corp.		3,273	69,944
Irwin Financial Corp.	†	5,031	13,533
Lakeland Financial Corp.	†	1,455	27,761
Macatawa Bank Corp.	†	1,599	12,792
MainSource Financial Group, Inc.	†	1,732	26,846
MB Financial, Inc.	†	2,827	63,523
Merchants Bancshares, Inc.		572	12,841
Midsouth Bancorp, Inc.		526	8,837
Midwest Banc Holdings, Inc.	†	1,420	6,915
MidWestOne Financial Group, Inc.		1,494	19,332
Nara Bancorp, Inc.	†	2,060	22,104
National Penn Bancshares, Inc.	†	5,282	70,145
NBT Bancorp, Inc.	†	2,320	47,815
Northern States Financial Corp.	†	773	13,566
Old National Bancorp	†	5,304	75,635
Old Second Bancorp, Inc.	†	1,975	22,949
Oriental Financial Group, Inc.	†	2,140	30,516
Pacific Capital Bancorp		3,675	50,642
Pacific Premier Bancorp, Inc.	*	977	5,032
PacWest Bancorp	†	1,714	25,504
Park National Corp.	†	884	47,648
Peapack Gladstone Financial Corp.	†	390	8,568
Peoples Bancorp, Inc.		1,235	23,440
Peoples Financial Corp. (Mississippi)		884	18,140
Popular, Inc. (Puerto Rico)	†	15,939	105,038
Preferred Bank	†	818	4,237
PrivateBancorp, Inc.		2,025	61,520
Prosperity Bancshares, Inc.	†	3,020	80,725
Provident Bankshares Corp.	†	2,900	18,502
Renasant Corp.	†	2,255	33,216
Republic Bancorp, Inc., Class A	†	1,024	25,190
Royal Bancshares of Pennsylvania, Class A	†	882	8,300
S&T Bancorp, Inc.	†	2,206	64,106
Sandy Spring Bancorp, Inc.	†	1,234	20,460
Santander BanCorp (Puerto Rico)		511	5,422
Security Bank Corp.	†	2,778	16,279
Shore Bancshares, Inc.	†	828	15,500
Sierra Bancorp	†	844	13,926
Signature Bank	*	2,526	65,070
Simmons First National Corp., Class A		1,650	46,151
South Financial Group, Inc. (The)	†	4,884	19,145
Southwest Bancorp, Inc. (Oklahoma)		1,320	15,180
State Bancorp, Inc. (New York)	†	988	12,350
Sterling Bancorp (New York)	†	1,691	20,207
Sterling Bancshares, Inc.	†	5,677	51,604
Sterling Financial Corp. (Washington)	†	4,010	16,601
Suffolk Bancorp		1,100	32,318
Superior Bancorp	*†	728	6,181
Susquehanna Bancshares, Inc.	†	6,360	87,068
SVB Financial Group	*†	2,178	104,784
SY Bancorp, Inc.	†	1,060	22,642
Synovus Financial Corp.	†	17,720	154,696
TCF Financial Corp.	†	7,556	90,899
Texas Capital Bancshares, Inc.	*	1,870	29,920
Tompkins Financial Corp.	†	665	24,738
Trustmark Corp.	†	3,786	66,823
UCBH Holdings, Inc.	†	6,596	14,841
UMB Financial Corp.		1,918	98,336
Umpqua Holdings Corp.	†	4,413	53,530
Union Bankshares Corp.	†	1,185	17,645
UnionBanCal Corp.		3,352	135,488
United Bankshares, Inc.	†	2,607	59,831
United Community Banks, Inc. (Georgia)	†	3,879	33,088
Valley National Bancorp	†	8,050	126,949
Virginia Commerce Bancorp	*	2,314	12,010
W. Holding Co., Inc. (Puerto Rico)	†	18,602	15,812
Washington Trust Bancorp, Inc.		960	18,912
Webster Financial Corp.	†	3,649	67,871
WesBanco, Inc.	†	1,500	25,725

220	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
West Coast Bancorp (Oregon)	†	1,290	$11,184
Westamerica Bancorp	†	1,805	94,925
Western Alliance Bancorp	*†	1,796	13,937
Whitney Holding Corp.	†	4,154	76,018
Wilmington Trust Corp.	†	4,791	126,674
Wilshire Bancorp, Inc.	†	2,608	22,351
Wintrust Financial Corp.	†	1,718	40,974

			5,994,213

Commercial Services & Supplies—2.8%
ABM Industries, Inc.		2,991	66,550
ACCO Brands Corp.	*	3,258	36,587
Administaff, Inc.		1,663	46,381
Advisory Board Co. (The)	*†	1,300	51,129
American Reprographics Co.	*	2,318	38,595
Angelica Corp.	†	1,241	26,396
APAC Customer Services, Inc.	*†	1,972	3,155
Barrett Business Services, Inc.	†	1,740	20,584
Bowne & Co., Inc.	†	1,575	20,081
Brink’s Co. (The)		2,529	165,447
Casella Waste Systems, Inc., Class A	*	2,380	29,012
CDI Corp.		711	18,088
Cenveo, Inc.	*†	3,701	36,159
ChoicePoint, Inc.	*	4,713	227,167
Clean Harbors, Inc.	*	1,369	97,281
Comfort Systems USA, Inc.	†	3,803	51,112
Consolidated Graphics, Inc.	*†	699	34,440
Copart, Inc.	*†	4,147	177,575
Cornell Cos, Inc.	*†	1,730	41,710
Corporate Executive Board Co.		2,515	105,756
Corrections Corp of America	*	8,255	226,765
CoStar Group, Inc.	*	1,140	50,673
Courier Corp.	†	816	16,385
Covanta Holding Corp.	*	7,320	195,371
CRA International, Inc.	*	836	30,221
Deluxe Corp.		3,350	59,697
Diamond Management & Technology Consultants, Inc.	†	3,731	19,439
Dun & Bradstreet Corp.		3,850	337,414
Ennis, Inc.	†	2,217	34,696
Exponent, Inc.	*	1,790	56,224
First Advantage Corp., Class A	*	630	9,985
FTI Consulting, Inc.	*	3,283	224,754
G&K Services, Inc., Class A	†	1,576	48,005
Geo Group, Inc. (The)	*	3,213	72,292
Healthcare Services Group, Inc.	†	2,986	45,417
Heidrick & Struggles International, Inc.	†	1,291	35,683
Herman Miller, Inc.	†	3,686	91,745
HNI Corp.	†	2,371	41,872
Hudson Highland Group, Inc.	*	1,880	19,684
Huron Consulting Group, Inc.	*†	1,254	56,856
IHS, Inc., Class A	*	2,645	184,092
IKON Office Solutions, Inc.		5,770	65,086
Interface, Inc., Class A		3,470	43,479
Intersections, Inc.	*	1,900	20,767
Kelly Services, Inc., Class A	†	2,431	46,991
Kenexa Corp.	*	2,904	54,711
Kforce, Inc.	*	3,398	28,849
Kimball International, Inc., Class B		1,500	12,420
Knoll, Inc.	†	4,195	50,969
Korn-Ferry International	*	2,815	44,280
Learning Tree International, Inc.	*	766	13,099
LECG Corp.	*	2,344	20,487
M&F Worldwide Corp.	*†	781	30,701
Manpower, Inc.		5,092	296,558
Mcgrath Rentcorp		1,646	40,475
Metalico, Inc.	*†	1,513	26,508
Mine Safety Appliances Co.	†	1,445	57,786
Mobile Mini, Inc.	*†	3,320	66,400
MPS Group, Inc.	*	6,503	69,127
Multi-Color Corp.	†	965	20,255
Nashua Corp.	*	1,542	15,420
Navigant Consulting, Inc.	*†	3,254	63,648
Odyssey Marine Exploration, Inc.	*†	3,340	13,226
On Assignment, Inc.	*†	3,093	24,806
PeopleSupport, Inc.	*†	2,127	18,080
Perma-Fix Environmental Services	*	5,502	15,901
PHH Corp.	*	4,273	65,591
RCM Technologies, Inc.	*	1,593	6,866
Republic Services, Inc.		10,905	323,879
Resources Connection, Inc.		3,825	77,839
Rollins, Inc.	†	3,813	56,509
School Specialty, Inc.	*	1,184	35,200
Spherion Corp.	*	2,689	12,423
Standard Register Co. (The)	†	1,650	15,560
Steelcase, Inc., Class A		4,515	45,285
Stericycle, Inc.	*	5,799	299,808
SYKES Enterprises, Inc.	*	2,627	49,545
Team, Inc.	*	1,659	56,937
Tetra Tech, Inc.	*	4,160	94,099
TRC Cos, Inc.	*	998	4,012
TrueBlue, Inc.	*	3,035	40,092
United Stationers, Inc.	*†	1,521	56,201
Viad Corp.	†	1,307	33,708
Virco Manufacturing Corp.	†	799	3,987
Volt Information Sciences, Inc.	*†	1,251	14,899
Waste Connections, Inc.	*†	4,555	145,441
Watson Wyatt Worldwide, Inc., Class A		2,570	135,927
Westaff, Inc.	*	942	1,064

			5,885,376

Communications Equipment—1.4%
3Com Corp.	*	26,331	55,822
ADC Telecommunications, Inc.	*	7,792	115,088
Adtran, Inc.	†	4,390	104,658
Alliance Fiber Optic Products, Inc.	*	4,818	6,697
AltiGen Communications, Inc.	*	4,110	4,973
Anaren, Inc.	*	2,003	21,172
Arris Group, Inc.	*†	10,285	86,908
Avanex Corp.	*†	14,381	16,251
Avocent Corp.	*	3,935	73,191
Bel Fuse, Inc., Class A	†	546	15,288
Black Box Corp.	†	1,414	38,447
Blonder Tongue Laboratories	*	2,285	2,742
Blue Coat Systems, Inc.	*†	3,077	43,416
CommScope, Inc.	*	4,284	226,067
Comtech Telecommunications Corp.	*	1,350	66,150
Digi International, Inc.	*	2,517	19,758
Digital Angel Corp.	*†	4,675	3,553
Ditech Networks, Inc.	*†	3,980	8,557
EchoStar Corp., Class A	*†	2,696	84,169
EMS Technologies, Inc.	*	960	20,966
EndWave Corp.	*	912	5,791
Entertainment Distribution Co., Inc.	*	5,333	2,613

See accompanying notes to financial statements.	221

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Extreme Networks, Inc.	*†	9,940	$28,230
F5 Networks, Inc.	*†	5,531	157,191
Finisar Corp.	*†	14,726	17,524
Foundry Networks, Inc.	*†	7,848	92,763
Globecomm Systems, Inc.	*†	1,752	14,472
Harmonic, Inc.	*	5,690	54,112
Harris Corp.		8,826	445,625
Harris Stratex Networks, Inc., Class A	*	1,510	14,330
Infinera Corp.	*	5,223	46,067
Integrated Telecom Express, Inc.	*‡da	1,103	—
InterDigital, Inc.	*†	3,103	75,465
Ixia	*†	2,330	16,194
KVH Industries, Inc.	*	1,286	10,712
Loral Space & Communications, Inc.	*	660	11,629
MasTec, Inc.	*	3,427	36,532
MRV Communications, Inc.	*	9,278	11,041
NETGEAR, Inc.	*	2,027	28,094
Network Engines, Inc.	*	1,330	1,556
Network Equipment Technologies, Inc.	*†	2,454	8,712
NMS Communications Corp.	*	3,530	3,918
Numerex Corp., Class A	*†	1,800	13,014
Oplink Communications, Inc.	*	1,808	17,357
Optelecom-NKF, Inc.	*†	819	7,117
Optical Cable Corp.	*	241	1,651
Orbcomm, Inc.	*†	3,512	20,018
Parkervision, Inc.	*†	2,943	29,224
Performance Technologies, Inc.	*	794	4,018
Plantronics, Inc.		3,289	73,410
Polycom, Inc.	*	6,298	153,419
Powerwave Technologies, Inc.	*†	8,448	35,904
Proxim Wireless Corp.	*	2,197	1,318
Radyne Corp.	*	3,166	36,187
Riverbed Technology, Inc.	*†	3,373	46,278
SCM Microsystems, Inc.	*	1,494	4,482
SeaChange International, Inc.	*†	3,359	24,050
Soapstone Networks, Inc.	*	3,392	12,991
Sonus Networks, Inc.	*†	17,431	59,614
Superior Telecom, Inc.	*‡da	2,014	—
Sycamore Networks, Inc.	*†	14,775	47,576
Symmetricom, Inc.	*	6,110	23,462
Tekelec	*†	3,640	53,544
TeleCorp PCS, Inc.	*‡da	5,508	—
Tollgrade Communications, Inc.	*	601	2,699
Utstarcom, Inc.	*†	4,666	25,523
Viasat, Inc.	*	1,800	36,378
Westell Technologies, Inc., Class A	*	3,671	4,956
Zhone Technologies, Inc.	*	3,916	3,054

			2,833,688

Computers & Peripherals—1.2%
ActivIdentity Corp.	*	5,830	15,916
Adaptec, Inc.	*†	7,841	25,091
Avid Technology, Inc.	*	2,658	45,159
Brocade Communications Systems, Inc.	*	26,133	215,336
Ciprico, Inc.	*	1,658	2,504
Concurrent Computer Corp.	*	7,592	5,163
Cray, Inc.	*†	2,314	10,737
Dataram Corp.		1,175	3,067
Diebold, Inc.	†	4,322	153,777
Dot Hill Systems Corp.	*	3,866	9,781
Electronics for Imaging, Inc.	*	3,912	57,115
Emulex Corp.	*†	5,273	61,430
Focus Enhancements, Inc.	*	5,319	1,271
Hutchinson Technology, Inc.	*†	2,054	27,606
Hypercom Corp.	*†	4,002	17,609
iGO, Inc.	*†	2,804	3,533
Imation Corp.	†	2,265	51,914
Immersion Corp.	*†	2,824	19,231
InFocus Corp.	*	1,636	2,454
Innovex, Inc.	*	1,922	1,153
Intermec, Inc.	*	3,370	71,040
Intevac, Inc.	*†	3,057	34,483
NCR Corp.	*	11,557	291,236
Novatel Wireless, Inc.	*†	2,949	32,822
Overland Storage, Inc.	*	1,282	1,500
Palm, Inc.	†	5,814	31,338
Presstek, Inc.	*†	2,015	9,994
Quantum Corp.	*	10,382	14,016
Rackable Systems, Inc.	*	1,470	19,698
Rimage Corp.	*†	924	11,448
Seagate Technology (Cayman Islands)		35,109	671,635
STEC, Inc.	*†	2,756	28,304
Stratasys, Inc.	*†	1,962	36,219
Synaptics, Inc.	*†	1,778	67,084
TransAct Technologies, Inc.	*	889	7,361
Western Digital Corp.	*	14,274	492,881
Zoom Technologies, Inc.	*	2,712	949

			2,551,855

Construction & Engineering—1.3%
Aecom Technology Corp.	*	5,041	163,984
Dycom Industries, Inc.	*†	2,716	39,436
Emcor Group, Inc.	*	4,008	114,348
Foster Wheeler Ltd.	*	9,392	687,025
Furmanite Corp.	*	4,100	32,718
Granite Construction, Inc.	†	2,436	76,807
Insituform Technologies, Inc., Class A	*†	2,053	31,267
KBR, Inc.		10,908	380,798
Layne Christensen Co.	*†	1,240	54,300
Northwest Pipe Co.	*†	630	35,154
Perini Corp.	*	1,755	58,003
Quanta Services, Inc.	*	11,146	370,827
Shaw Group, Inc. (The)	*	4,945	305,552
Sterling Construction Co., Inc.	*	1,015	20,158
URS Corp.	*	5,543	232,640

			2,603,017

Construction Materials—0.2%
Eagle Materials, Inc.	†	2,690	68,138
Headwaters, Inc.	*†	2,476	29,142
Martin Marietta Materials, Inc.	†	2,776	287,566
Texas Industries, Inc.	†	1,692	94,972
U.S. Concrete, Inc.	*†	4,770	22,705

			502,523

Consumer Finance—0.2%
Advance America Cash Advance Centers, Inc.	†	6,040	30,683
Advanta Corp., Class A		2,170	11,848
AmeriCredit Corp.	*†	8,206	70,736
Cash America International, Inc.		1,831	56,761
CompuCredit Corp.	*†	2,840	17,040
Dollar Financial Corp.	*†	1,615	24,403

222	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ezcorp, Inc., Class A	*†	3,000	$38,250
First Cash Financial Services, Inc.	*	2,180	32,678
First Marblehead Corp. (The)	†	4,118	10,583
Nelnet, Inc., Class A	†	1,351	15,172
Rewards Network, Inc.	*	3,328	13,678
Student Loan Corp.	†	247	24,226
World Acceptance Corp.	*†	1,219	41,044

			387,102

Containers & Packaging—0.8%
AEP Industries, Inc.	*	1,109	19,263
Aptargroup, Inc.		4,315	181,014
Caraustar Industries, Inc.	*	4,270	12,426
Chesapeake Corp.	*†	2,527	5,938
Crown Holdings, Inc.	*	10,020	260,420
Graphic Packaging Holding Co.	*†	5,000	10,100
Greif, Inc., Class A		2,120	135,744
Myers Industries, Inc.		1,717	13,993
Owens-Illinois, Inc.	*	10,517	438,454
Packaging Corp of America		6,379	137,212
Rock-Tenn Co., Class A		2,634	78,994
Silgan Holdings, Inc.		1,454	73,776
Smurfit-Stone Container Corp.	*	17,028	69,304
Sonoco Products Co.		6,754	209,036
Temple-Inland, Inc.	†	6,340	71,452

			1,717,126

Distributors—0.1%
Audiovox Corp., Class A	*†	2,945	28,920
Design Within Reach, Inc.	*	1,210	4,211
LKQ Corp.	*	8,036	145,211
Source Interlink Cos, Inc.	*†	5,950	13,149

			191,491

Diversified Consumer Services—0.8%
Capella Education Co.	*	734	43,783
Career Education Corp.	*†	6,110	89,267
Coinstar, Inc.	*†	1,725	56,425
Corinthian Colleges, Inc.	*†	6,197	71,947
DeVry, Inc.		4,153	222,684
Hillenbrand, Inc.		3,951	84,551
ITT Educational Services, Inc.	*†	2,672	220,787
Jackson Hewitt Tax Service, Inc.	†	1,730	21,141
Matthews International Corp., Class A		2,314	104,732
Pre-Paid Legal Services, Inc.	*	780	31,684
Princeton Review, Inc.	*	2,409	16,285
Regis Corp.		2,708	71,356
Service Corp. International		17,884	176,336
Sotheby’s	†	4,430	116,819
Steiner Leisure Ltd. (Bahamas)	*	990	28,066
Stewart Enterprises, Inc., Class A	†	6,846	49,291
Strayer Education, Inc.		986	206,143
Universal Technical Institute, Inc.	*†	1,609	20,048
Weight Watchers International, Inc.	†	2,447	87,138

			1,718,483

Diversified Financial Services—0.6%
Ampal American Israel, Class A	*†	1,392	6,278
Asset Acceptance Capital Corp.	†	728	8,896
Asta Funding, Inc.	†	650	5,889
Financial Federal Corp.	†	1,515	33,269
Interactive Brokers Group, Inc., Class A	*	2,760	88,679
KKR Financial Holdings LLC		7,988	83,874
MarketAxess Holdings, Inc.	*†	2,620	19,807
Medallion Financial Corp.		2,518	23,720
MSCI, Inc., Class A	*	3,194	115,910
Nasdaq OMX Group (The)	*	10,359	275,031
Nymex Holdings, Inc.		5,707	482,127
Pico Holdings, Inc.	*†	970	42,147
Portfolio Recovery Associates, Inc.	*†	1,413	52,988
Resource America, Inc., Class A	†	1,547	14,418

			1,253,033

Diversified Telecommunication Services—0.5%
8x8, Inc.	*†	3,049	3,476
Alaska Communications Systems Group, Inc.	†	2,850	34,029
Cbeyond, Inc.	*†	1,528	24,479
Cincinnati Bell, Inc.	*	16,626	66,171
Cogent Communications Group, Inc.	*	3,453	46,270
Consolidated Communications Holdings, Inc.	†	1,852	27,576
D&E Communications, Inc.		1,712	15,220
General Communication, Inc., Class A	*	3,847	26,429
Global Crossing Ltd.	*†	2,669	47,882
Hickory Tech Corp.		652	5,392
Hungarian Telephone & Cable Corp.	*†	712	12,987
IDT Corp., Class B	*†	4,800	8,160
Iowa Telecommunications Services, Inc.	†	2,435	42,880
Level 3 Communications, Inc.	*†	100,356	296,050
NTELOS Holdings Corp.		1,916	48,609
PAETEC Holding Corp.	*†	7,928	50,343
Premiere Global Services, Inc.	*	3,644	53,129
SureWest Communications	†	1,674	14,112
TW Telecom Inc.	*†	9,693	155,379
XETA Technologies, Inc.	*	1,947	6,250

			984,823

Electric Utilities—1.0%
Allete, Inc.	†	1,430	60,060
Central Vermont Public Service Corp.	†	1,553	30,082
Cleco Corp.	†	3,570	83,288
DPL, Inc.	†	7,582	200,013
El Paso Electric Co.	*	3,254	64,429
Empire District Electric Co. (The)	†	3,221	59,717
Great Plains Energy, Inc.	†	5,840	147,635
Hawaiian Electric Industries, Inc.	†	5,657	139,898
Idacorp, Inc.	†	2,665	76,992
ITC Holdings Corp.		3,175	162,274
MGE Energy, Inc.	†	2,174	70,916
Northeast Utilities		10,123	258,440
Otter Tail Corp.	†	1,726	67,021
Portland General Electric Co.		4,370	98,412
Sierra Pacific Resources		14,732	187,244
UIL Holdings Corp.	†	1,516	44,586

See accompanying notes to financial statements.	223

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Unisource Energy Corp.		2,031	$62,981
Unitil Corp.		1,000	27,110
Westar Energy, Inc.		6,238	134,179

			1,975,277

Electrical Equipment—2.0%
A.O. Smith Corp.		1,478	48,523
Active Power, Inc.	*†	3,953	4,625
Acuity Brands, Inc.		2,605	125,248
American Superconductor Corp.	*†	2,707	97,046
Ametek, Inc.		6,970	329,123
AZZ, Inc.	*†	635	25,337
Baldor Electric Co.	†	3,033	106,094
Belden, Inc.	†	2,777	94,085
Brady Corp., Class A		3,416	117,954
C&D Technologies, Inc.	*	5,424	45,887
Capstone Turbine Corp.	*†	15,089	63,223
Distributed Energy Systems Corp.	*	3,757	188
Encore Wire Corp.	†	1,693	35,875
Energy Conversion Devices, Inc.	*	2,751	202,584
EnerSys	*	2,612	89,409
Evergreen Solar, Inc.	*†	8,143	78,906
First Solar, Inc.	*	2,774	756,803
Franklin Electric Co., Inc.		902	34,980
FuelCell Energy, Inc.	*†	4,607	32,710
General Cable Corp.	*	3,477	211,575
GrafTech International Ltd.	*	7,538	202,245
Hubbell, Inc., Class B		3,370	134,362
II-VI, Inc.	*	1,404	49,028
LaBarge, Inc.	*	950	12,350
LSI Industries, Inc.	†	3,003	24,384
Magnetek, Inc.	*	4,586	19,399
Medis Technologies Ltd.	*	1,815	6,117
Microvision, Inc.	*†	5,870	16,142
Orbit International Corp.	*	2,812	19,543
Plug Power, Inc.	*	8,935	20,997
Powell Industries, Inc.	*	1,046	52,729
Power-One, Inc.	*†	3,500	6,615
PowerSecure International, Inc.	*†	2,650	19,239
Regal-Beloit Corp.		2,256	95,316
Roper Industries, Inc.		5,764	379,732
Servotronics, Inc.		705	10,561
Sunpower Corp., Class A	*†	2,448	176,207
Superior Essex, Inc.	*	1,387	61,902
Tech/Ops Sevcon, Inc.		720	5,292
Thomas & Betts Corp.	*	3,918	148,296
Ultralife Corp.	*	767	8,199
Universal Security Instruments, Inc.	*†	266	1,503
Valence Technology, Inc.	*†	4,773	21,144
Vicor Corp.	†	3,481	34,740
Woodward Governor Co.	†	3,588	127,948

			4,154,165

Electronic Equipment & Instruments—2.3%
Acacia Research—Acacia Technologies	*†	5,547	24,851
Aetrium, Inc.	*	614	1,830
Agilysys, Inc.	†	2,266	25,696
American Technology Corp.	*†	3,686	6,819
Amphenol Corp., Class A		11,446	513,696
Anixter International, Inc.	*†	2,122	126,238
Arrow Electronics, Inc.	*	8,023	246,467
Avnet, Inc.	*	9,644	263,088
AVX Corp.		4,035	45,636
Benchmark Electronics, Inc.	*	4,125	67,402
Brightpoint, Inc.	*	3,031	22,126
CalAmp Corp.	*	7,372	15,113
Checkpoint Systems, Inc.	*	2,970	62,014
Cogent, Inc.	*†	1,940	22,058
Cognex Corp.	†	3,335	76,872
Coherent, Inc.	*	2,327	69,554
CTS Corp.		1,580	15,879
Daktronics, Inc.	†	2,300	46,391
Dolby Laboratories, Inc., Class A	*†	2,743	110,543
DTS, Inc.	*†	1,605	50,269
Echelon Corp.	*†	1,770	19,293
Electro Scientific Industries, Inc.	*†	1,422	20,150
Electro-Sensors, Inc.		2,581	11,950
Excel Technology, Inc.	*†	562	12,544
FARO Technologies, Inc.	*	1,212	30,506
Flir Systems, Inc.	*†	8,602	348,983
Frequency Electronics, Inc.		822	5,417
Gerber Scientific, Inc.	*	3,478	39,580
ID Systems, Inc.	*	1,146	7,380
Ingram Micro, Inc., Class A	*	10,335	183,446
Insight Enterprises, Inc.	*	2,944	34,533
Iteris, Inc.	*†	4,264	10,788
Itron, Inc.	*†	2,233	219,616
Keithley Instruments, Inc.		2,170	20,615
Kemet Corp.	*†	5,278	17,101
L-1 Identity Solutions, Inc.	*†	4,772	63,563
LeCroy Corp.	*†	2,720	24,262
Lightpath Technologies, Inc., Class A	*	1,527	2,306
Littelfuse, Inc.	*†	1,479	46,662
LoJack Corp.	*	1,880	14,965
Maxwell Technologies, Inc.	*	3,381	35,906
Measurement Specialties, Inc.	*	1,430	25,154
Mechanical Technology, Inc.	*	654	817
Mercury Computer Systems, Inc.	*†	2,443	18,396
Merix Corp.	*	2,175	5,002
Mesa Laboratories, Inc.		1,200	28,800
Methode Electronics, Inc.		2,784	29,093
Mettler Toledo International, Inc.	*	2,418	229,371
MTS Systems Corp.	†	1,370	49,156
National Instruments Corp.		3,628	102,926
Newport Corp.	*†	3,015	34,341
NU Horizons Electronics Corp.	*	3,069	14,915
OI Corp.		1,600	18,544
OSI Systems, Inc.	*	867	18,571
Park Electrochemical Corp.		1,087	26,425
PC Connection, Inc.	*†	2,755	25,649
Photon Dynamics, Inc.	*	2,009	30,296
Planar Systems, Inc.	*	1,786	4,644
Plexus Corp.	*†	3,210	88,853
Radisys Corp.	*†	2,757	24,978
Research Frontiers, Inc.	*†	2,932	18,501
Rofin-Sinar Technologies, Inc.	*†	2,208	66,682
Rogers Corp.	*	1,417	53,265
Sanmina-SCI Corp.	*	39,169	50,136
ScanSource, Inc.	*	1,797	48,088
Sigmatron International, Inc.	*	283	1,653
Smart Modular Technologies WWH, Inc. (Cayman Islands)	*†	2,050	7,851
Spectrum Control, Inc.	*	1,195	9,799

224	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SYNNEX Corp.	*†	1,034	$25,943
Tech Data Corp.	*	3,805	128,951
Technitrol, Inc.	†	2,766	46,994
Trans-Lux Corp.	*	867	3,121
Trimble Navigation Ltd.	*†	7,780	277,746
TTM Technologies, Inc.	*	3,547	46,856
Universal Display Corp.	*†	2,789	34,360
Vishay Intertechnology, Inc.	*	11,318	100,391
X-Rite, Inc.	*†	2,441	6,249
Zygo Corp.	*	2,489	24,467

			4,709,092

Energy Equipment & Services—3.7%
Allis-Chalmers Energy, Inc.	*†	2,146	38,199
Atwood Oceanics, Inc.	*	1,881	233,884
Basic Energy Services, Inc.	*†	1,420	44,730
Bolt Technology Corp.	*	645	14,558
Bristow Group, Inc.	*†	1,533	75,868
Bronco Drilling Co., Inc.	*†	1,667	30,639
Cal Dive International, Inc.	*†	3,108	44,413
CARBO Ceramics, Inc.	†	1,582	92,310
Complete Production Services, Inc.	*	3,072	111,882
Dawson Geophysical Co.	*†	930	55,298
Diamond Offshore Drilling, Inc.		4,270	594,128
Dresser-Rand Group, Inc.	*	5,745	224,629
Dril-Quip, Inc.	*	1,912	120,456
Exterran Holdings, Inc.	*	4,339	310,195
FMC Technologies, Inc.	*	8,454	650,366
Global Industries Ltd.	*	5,289	94,832
Grey Wolf, Inc.	*†	13,740	124,072
Gulfmark Offshore, Inc.	*	1,545	89,888
Helix Energy Solutions Group, Inc.	*	5,589	232,726
Helmerich & Payne, Inc.		6,351	457,399
Hercules Offshore, Inc.	*	5,476	208,198
Hornbeck Offshore Services, Inc.	*†	1,749	98,836
ION Geophysical Corp.	*†	5,372	93,741
Key Energy Services, Inc.	*	9,195	178,567
Lufkin Industries, Inc.		1,255	104,516
Matrix Service Co.	*	2,410	55,575
Mitcham Industries, Inc.	*†	1,100	18,788
NATCO Group, Inc., Class A	*†	1,320	71,980
Natural Gas Services Group, Inc.	*	1,260	38,405
Newpark Resources, Inc.	*†	6,294	49,471
Oceaneering International, Inc.	*	3,630	279,692
Oil States International, Inc.	*†	3,412	216,457
OYO Geospace Corp.	*†	550	32,417
Parker Drilling Co.	*†	9,263	92,723
Patterson-UTI Energy, Inc.		10,334	372,437
PHI, Inc.	*	774	31,092
Pioneer Drilling Co.	*	2,930	55,113
Pride International, Inc.	*	10,885	514,752
RPC, Inc.	†	2,280	38,304
SEACOR Holdings, Inc.	*	1,646	147,333
Sulphco, Inc.	*†	8,130	18,455
Superior Energy Services, Inc.	*	5,436	299,741
T-3 Energy Services, Inc.	*	975	77,483
Tetra Technologies, Inc.	*	5,233	124,074
Tidewater, Inc.		3,764	244,773
Trico Marine Services, Inc.	*†	1,353	49,276
Unit Corp.	*	3,122	259,032
W-H Energy Services, Inc.	*	2,151	205,937

			7,617,640

Entertainment—0.0%
Macrovision Solutions Corp.	*†	5,642	84,404

Food & Staples Retailing—0.4%
Andersons, Inc. (The)	†	1,222	49,748
Arden Group, Inc., Class A	†	260	32,952
BJ’s Wholesale Club, Inc.	*	4,027	155,845
Casey’s General Stores, Inc.		3,169	73,426
Great Atlantic & Pacific Tea Co.	*	2,493	56,890
Longs Drug Stores Corp.	†	2,310	97,274
Nash Finch Co.	†	1,190	40,781
Nyer Medical Group, Inc.	*	2,533	3,698
Pantry, Inc. (The)	*	2,139	22,802
Rite Aid Corp.	*	32,808	52,165
Ruddick Corp.		2,548	87,422
Spartan Stores, Inc.		1,780	40,940
United Natural Foods, Inc.	*†	2,888	56,258
Weis Markets, Inc.	†	852	27,664
Winn-Dixie Stores, Inc.	*†	4,340	69,527

			867,392

Food Products—1.3%
Bridgford Foods Corp.	*	560	3,511
Bunge Ltd.		7,866	847,090
Calavo Growers, Inc.	†	1,225	15,006
Chiquita Brands International, Inc.	*†	3,049	46,253
Corn Products International, Inc.		4,935	242,358
Darling International, Inc.	*	4,873	80,502
Del Monte Foods Co.		13,700	97,270
Diamond Foods, Inc.		1,375	31,680
Farmer Bros Co.	†	930	19,670
Flowers Foods, Inc.		5,145	145,809
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	2,755	64,935
Green Mountain Coffee Roasters, Inc.	*†	1,500	56,355
Griffin Land & Nurseries, Inc.		650	19,955
Hain Celestial Group, Inc.	*†	2,166	50,858
Hormel Foods Corp.		4,471	154,741
Inventure Group, Inc. (The)	*†	683	1,175
J.M. Smucker Co. (The)		3,896	158,333
John B. Sanfilippo & Son, Inc.	*	370	3,236
Lancaster Colony Corp.	†	1,510	45,723
Lance, Inc.		2,511	47,132
Omega Protein Corp.	*†	1,515	22,649
Pilgrim’s Pride Corp.		3,351	43,530
Ralcorp Holdings, Inc.	*†	1,618	79,994
Sanderson Farms, Inc.		1,537	53,057
Seaboard Corp.	†	23	35,673
Smithfield Foods, Inc.	*†	8,467	168,324
Tootsie Roll Industries, Inc.	†	1,765	44,354
TreeHouse Foods, Inc.	*	2,074	50,315

			2,629,488

Gas Utilities—1.5%
AGL Resources, Inc.		5,318	183,896
AmeriGas Partners LP		2,300	73,255
Atmos Energy Corp.		6,081	167,653
Chesapeake Utilities Corp.		1,039	26,723
Delta Natural Gas Co., Inc.		380	9,926
Energen Corp.		4,319	337,012
EnergySouth, Inc.	†	520	25,511

See accompanying notes to financial statements.	225

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Equitable Resources, Inc.		8,019	$553,792
Ferrellgas Partners, LP		2,612	51,404
Laclede Group, Inc. (The)	†	1,170	47,233
National Fuel Gas Co.		4,695	279,259
New Jersey Resources Corp.	†	2,941	96,024
Northwest Natural Gas Co.		1,634	75,589
Oneok, Inc.		6,102	297,961
Piedmont Natural Gas Co.		4,965	129,884
South Jersey Industries, Inc.		1,794	67,024
Southern Union Co.		6,540	176,711
Southwest Gas Corp.		3,043	90,468
Suburban Propane Partners LP		2,323	88,808
UGI Corp.		7,088	203,496
WGL Holdings, Inc.	†	3,492	121,312

			3,102,941

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.	*†	1,864	44,978
Abiomed, Inc.	*†	2,606	46,257
Advanced Medical Optics, Inc.	*	4,249	79,626
Align Technology, Inc.	*†	4,029	42,264
American Medical Systems Holdings, Inc.	*†	5,369	80,267
Analogic Corp.		884	55,754
Angiodynamics, Inc.	*†	2,450	33,369
Arthrocare Corp.	*†	1,902	77,621
Aspect Medical Systems, Inc.	*†	2,322	14,605
Beckman Coulter, Inc.		4,161	280,992
Bioject Medical Technologies, Inc.	*	4,491	1,841
Biolase Technology, Inc.	*	3,105	10,619
Candela Corp.	*	2,794	6,510
Cantel Medical Corp.	*	1,690	17,103
Cardiac Science Corp.	*	1,600	13,120
Cerus Corp.	*†	3,201	13,092
Clarient, Inc.	*†	3,308	6,682
Clinical Data, Inc.	*†	1,998	28,512
Conceptus, Inc.	*	2,419	44,727
Conmed Corp.	*	2,086	55,383
Cooper Cos, Inc. (The)		3,206	119,103
CryoLife, Inc.	*†	4,037	46,183
Cutera, Inc.	*†	1,264	11,414
Cyberonics, Inc.	*	2,351	51,017
Cynosure, Inc., Class A	*†	772	15,301
Datascope Corp.		1,121	52,687
Dentsply International, Inc.		9,343	343,822
DexCom, Inc.	*	3,175	19,177
Edwards Lifesciences Corp.	*	3,660	227,066
Endologix, Inc.	*	1,350	3,119
EP Medsystems, Inc.	*	5,240	15,615
ev3, Inc.	*†	5,996	56,842
Gen-Probe, Inc.	*	3,465	164,518
Greatbatch, Inc.	*	1,594	27,576
Haemonetics Corp.	*	1,865	103,433
HealthTronics, Inc.	*	2,530	8,273
Hill-Rom Holdings, Inc.	†	3,951	106,598
Hologic, Inc.	*†	16,598	361,836
ICU Medical, Inc.	*†	1,096	25,077
Idexx Laboratories, Inc.	*	4,146	202,076
I-Flow Corp.	*†	2,590	26,289
Immucor, Inc.	*†	4,745	122,801
Integra LifeSciences Holdings Corp.	*	1,190	52,931
Invacare Corp.	†	1,874	38,305
Inverness Medical Innovations, Inc.	*	4,339	143,925
IRIS International, Inc.	*†	2,570	40,221
Kensey Nash Corp.	*	867	27,787
Kinetic Concepts, Inc.	*†	3,605	143,876
Masimo Corp.	*	2,580	88,623
Medical Action Industries, Inc.	*	1,860	19,288
Mentor Corp.	†	2,401	66,796
Meridian Bioscience, Inc.	†	2,700	72,684
Merit Medical Systems, Inc.	*†	2,509	36,882
Micrus Endovascular Corp.	*†	1,353	18,969
Natus Medical, Inc.	*	1,717	35,954
NuVasive, Inc.	*†	2,738	122,279
NxStage Medical, Inc.	*†	3,660	14,054
OraSure Technologies, Inc.	*	4,328	16,187
Orthofix International NV	*†	1,020	29,529
Osteotech, Inc.	*	1,499	8,529
Palomar Medical Technologies, Inc.	*†	1,117	11,148
Quidel Corp.	*	2,820	46,586
Resmed, Inc.	*†	5,166	184,633
Rochester Medical Corp.	*†	870	9,065
RTI Biologics, Inc.	*†	3,227	28,236
Sirona Dental Systems, Inc.	*†	1,040	26,957
Somanetics Corp.	*†	1,572	33,326
Sonic Innovations, Inc.	*†	2,950	9,853
SonoSite, Inc.	*	1,650	46,217
Spectranetics Corp.	*†	3,376	33,287
Staar Surgical Co.	*	2,688	8,333
STERIS Corp.		4,157	119,555
SurModics, Inc.	*†	1,185	53,135
Synovis Life Technologies, Inc.	*	957	18,020
Theragenics Corp.	*	5,822	21,134
ThermoGenesis Corp.	*†	4,317	6,044
Thoratec Corp.	*†	3,337	58,030
TomoTherapy, Inc.	*	1,340	11,966
Urologix, Inc.	*	1,050	1,922
Vision-Sciences, Inc.	*†	4,110	15,413
Vital Signs, Inc.	†	635	36,055
West Pharmaceutical Services, Inc.		2,425	104,954
Wright Medical Group, Inc.	*†	2,180	61,934
Young Innovations, Inc.		677	14,095
Zoll Medical Corp.	*	1,232	41,482

			5,041,344

Health Care Providers & Services—2.2%
Access Plans USA, Inc.	*	3,538	2,954
Alliance Imaging, Inc.	*†	1,820	15,779
Amedisys, Inc.	*†	1,560	78,655
America Service Group, Inc.	*	1,972	18,044
American Dental Partners, Inc.	*†	1,668	19,799
Amerigroup Corp.	*	4,191	87,173
AMN Healthcare Services, Inc.	*	2,247	38,019
Amsurg Corp.	*	2,315	56,370
Apria Healthcare Group, Inc.	*	2,542	49,289
Bio-Reference Labs, Inc.	*†	1,000	22,310
BioScrip, Inc.	*	3,476	9,003
Brookdale Senior Living, Inc.		2,392	48,701
Capital Senior Living Corp.	*†	2,245	16,927
Centene Corp.	*	2,702	45,367
Chemed Corp.		1,472	53,890
Chindex International, Inc.	*†	1,527	22,401
Community Health Systems, Inc.	*	6,485	213,875
Cross Country Healthcare, Inc.	*†	2,631	37,913
DaVita, Inc.	*	6,879	365,481
Emergency Medical Services Corp., Class A	*†	758	17,154
Five Star Quality Care, Inc.	*†	4,500	21,285

226	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gentiva Health Services, Inc.	*†	2,330	$44,387
Hanger Orthopedic Group, Inc.	*	3,263	53,807
Health Management Associates, Inc., Class A	*	14,732	95,905
Health Net, Inc.	*	6,938	166,928
HealthExtras, Inc.	*	2,673	80,564
Healthsouth Corp.	*†	5,951	98,965
Healthspring, Inc.	*	4,297	72,533
Healthways, Inc.	*	2,272	67,251
Henry Schein, Inc.	*	5,826	300,447
inVentiv Health, Inc.	*†	2,050	56,969
Kindred Healthcare, Inc.	*	2,053	59,044
Landauer, Inc.		599	33,688
LifePoint Hospitals, Inc.	*†	4,098	115,973
Lincare Holdings, Inc.	*	4,990	141,716
Magellan Health Services, Inc.	*	2,460	91,094
Medical Staffing Network Holdings, Inc.	*	1,686	6,508
Molina Healthcare, Inc.	*	1,190	28,965
MWI Veterinary Supply, Inc.	*	908	30,064
National Healthcare Corp.	†	890	40,789
National Research Corp.		1,250	33,087
NovaMed, Inc.	*	4,904	18,488
Odyssey HealthCare, Inc.	*	3,093	30,126
Omnicare, Inc.	†	8,076	211,753
Owens & Minor, Inc.	†	2,882	131,679
PDI, Inc.	*	703	6,123
Pediatrix Medical Group, Inc.	*	3,274	161,179
PharMerica Corp.	*†	2,249	50,805
Providence Service Corp. (The)	*†	1,639	34,599
PSS World Medical, Inc.	*†	4,966	80,946
Psychemedics Corp.		902	14,793
Psychiatric Solutions, Inc.	*†	3,778	142,960
RehabCare Group, Inc.	*	1,590	25,488
Res-Care, Inc.	*	2,426	43,134
Rural/Metro Corp.	*†	1,600	3,232
Skilled Healthcare Group, Inc., Class A	*	1,556	20,882
Sun Healthcare Group, Inc.	*	3,022	40,465
Sunrise Senior Living, Inc.	*†	2,650	59,572
U.S. Physical Therapy, Inc.	*	2,083	34,182
United American Healthcare Corp.	*†	4,252	8,504
Universal American Corp.	*†	2,892	29,556
Universal Health Services, Inc., Class B		3,491	220,701
VCA Antech, Inc.	*†	5,600	155,568
WellCare Health Plans, Inc.	*	2,578	93,195

			4,477,003

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc.	*†	5,116	63,490
AMICAS, Inc.	*	2,496	7,089
Cerner Corp.	*†	4,231	191,157
Computer Programs & Systems, Inc.		1,065	18,456
Eclipsys Corp.	*†	3,465	63,617
HLTH Corp.	*	12,463	141,081
Mediware Information Systems	*	1,089	6,371
Merge Healthcare, Inc.	*	4,320	5,011
Omnicell, Inc.	*†	2,638	34,769
Phase Forward, Inc.	*	2,752	49,453
Trizetto Group, Inc.	*	2,710	57,940
Vital Images, Inc.	*†	1,498	18,635

			657,069

Home Builders—0.0%
Woodbridge Holdings Corp.	*	2,063	2,393

Hotels, Restaurants & Leisure—1.9%
AFC Enterprises	*†	2,170	17,338
Ambassadors Group, Inc.	†	1,380	20,590
Ambassadors International, Inc.	*†	524	2,295
Ameristar Casinos, Inc.	†	1,420	19,624
Bally Technologies, Inc.	*	3,012	101,806
Benihana, Inc., Class A	*†	680	4,311
Bluegreen Corp.	*†	1,800	10,890
Bob Evans Farms, Inc.	†	2,055	58,773
Boyd Gaming Corp.	†	3,538	44,437
Brinker International, Inc.		6,752	127,613
Buffalo Wild Wings, Inc.	*†	1,120	27,810
Burger King Holdings, Inc.		4,648	124,520
California Pizza Kitchen, Inc.	*	2,265	25,345
CBRL Group, Inc.	†	1,879	46,054
CEC Entertainment, Inc.	*	1,994	55,852
Cedar Fair, LP		3,180	59,752
Cheesecake Factory (The)	*†	4,778	76,018
Chipotle Mexican Grill, Inc., Class A	*†	2,125	175,568
Choice Hotels International, Inc.		2,346	62,169
Churchill Downs, Inc.	†	639	22,282
CKE Restaurants, Inc.		4,056	50,578
Cosi, Inc.	*†	3,120	7,831
Domino’s Pizza, Inc.	*†	2,750	31,625
Dover Downs Gaming & Entertainment, Inc.	†	1,687	10,831
Dover Motorsports, Inc.	†	1,645	8,373
Empire Resorts, Inc.	*†	2,513	7,363
Gaylord Entertainment Co.	*†	2,528	60,571
Great Wolf Resorts, Inc.	*†	3,072	13,425
International Speedway Corp., Class A		2,450	95,623
Isle of Capri Casinos, Inc.	*†	1,251	5,992
Jack in the Box, Inc.	*	3,756	84,172
Jamba, Inc.	*†	4,465	8,260
Krispy Kreme Doughnuts, Inc.	*†	5,000	24,950
Landry’s Restaurants, Inc.		1,254	22,534
Las Vegas Sands Corp.	*†	6,998	331,985
Life Time Fitness, Inc.	*†	2,354	69,561
Luby’s, Inc.	*	3,380	20,618
Marcus Corp.		1,805	26,985
McCormick & Schmick’s Seafood Restaurants, Inc.	*†	1,401	13,506
MGM Mirage	*	7,376	249,973
Monarch Casino & Resort, Inc.	*†	700	8,260
Morgans Hotel Group Co.	*†	2,390	24,617
MTR Gaming Group, Inc.	*†	4,525	21,584
Multimedia Games, Inc.	*†	2,902	12,827
O’Charleys, Inc.		3,157	31,759
Orient-Express Hotels Ltd., Class A (Bermuda)	†	2,744	119,199
P.F. Chang’s China Bistro, Inc.	*†	1,496	33,421
Panera Bread Co., Class A	*	1,900	87,894
Papa John’s International, Inc.	*†	1,581	42,039
Peet’s Coffee & Tea, Inc.	*†	1,297	25,707
Penn National Gaming, Inc.	*	4,893	157,310
Pinnacle Entertainment, Inc.	*†	4,289	44,992
Progressive Gaming International Corp.	*	7,390	9,237
Red Robin Gourmet Burgers, Inc.	*†	1,203	33,371
Royal Caribbean Cruises Ltd.	†	9,195	206,612
Ruby Tuesday, Inc.	†	3,481	18,797

See accompanying notes to financial statements.	227

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Scientific Games Corp., Class A	*†	4,772	$141,347
Shuffle Master, Inc.	*†	5,440	26,874
Six Flags, Inc.	*†	3,814	4,386
Sonic Corp.	*†	4,259	63,033
Speedway Motorsports, Inc.		650	13,247
Steak N Shake Co. (The)	*†	2,198	13,913
Texas Roadhouse, Inc., Class A	*†	4,130	37,046
Triarc Cos, Inc., Class B	†	4,026	25,485
Trump Entertainment Resorts, Inc.	*	2,320	4,431
Vail Resorts, Inc.	*†	1,891	80,992
WMS Industries, Inc.	*†	2,775	82,612
Wynn Resorts Ltd.	†	4,001	325,481
Youbet.com, Inc.	*	2,200	2,794

			3,927,070

Household Durables—0.9%
American Greetings Corp., Class A	†	3,420	42,203
Bassett Furniture Industries, Inc.		610	7,198
Beazer Homes USA, Inc.	†	2,117	11,792
Blyth, Inc.		1,634	19,657
Brookfield Homes Corp.	†	858	10,536
California Coastal Communities, Inc.	*†	1,028	3,927
Cavco Industries, Inc.	*†	470	15,383
Champion Enterprises, Inc.	*†	6,043	35,351
CSS Industries, Inc.		420	10,172
Ethan Allen Interiors, Inc.	†	1,648	40,541
Furniture Brands International, Inc.		4,572	61,082
Garmin Ltd. (Cayman Islands)	†	8,199	351,245
Helen of Troy Ltd. (Bermuda)	*	2,105	33,933
Hooker Furniture Corp.	†	1,125	19,485
Hovnanian Enterprises, Inc., Class A	*	3,491	19,131
Jarden Corp.	*†	4,170	76,061
La-Z-Boy, Inc., Class Z	†	2,895	22,147
Lenox Group, Inc.	*	1,340	348
Libbey, Inc.	†	2,250	16,740
M/I Homes, Inc.		1,741	27,386
MDC Holdings, Inc.		2,535	99,017
Meritage Homes Corp.	*	2,628	39,867
Mohawk Industries, Inc.	*†	3,596	230,504
National Presto Industries, Inc.	†	656	42,102
NVR, Inc.	*†	328	164,026
Palm Harbor Homes, Inc.	*†	1,182	6,536
Russ Berrie & Co., Inc.	*†	1,157	9,221
Ryland Group, Inc.		3,067	66,891
Sealy Corp.	†	2,640	15,153
Skyline Corp.	†	918	21,573
Standard Pacific Corp.		10,118	34,199
Syntax-Brillian Corp.	*†	4,531	2,356
Tempur-Pedic International, Inc.	†	4,765	37,215
Toll Brothers, Inc.	*	9,179	171,923
Tupperware Brands Corp.		3,940	134,827
Universal Electronics, Inc.	*	1,589	33,210
WCI Communities, Inc.	*†	6,851	9,934

			1,942,872

Household Products—0.3%
Central Garden and Pet Co.	*†	3,162	14,387
Central Garden and Pet Co., Class A	*	2,770	11,357
Church & Dwight Co., Inc.		4,402	248,053
Energizer Holdings, Inc.	*	3,713	271,383
Spectrum Brands, Inc.	*	6,161	15,711
WD-40 Co.		950	27,787

			588,678

Independent Power Producers & Energy Traders—1.1%
Calpine Corp.	*	25,040	564,902
Mirant Corp.	*†	14,922	584,196
NRG Energy, Inc.	*	15,465	663,449
Ormat Technologies, Inc.		1,195	58,770
Reliant Energy, Inc.	*	22,733	483,531

			2,354,848

Industrial Conglomerates—0.8%
Carlisle Cos, Inc.		4,292	124,468
Icahn Enterprises LP		533	37,491
McDermott International, Inc.	*	14,863	919,871
Raven Industries, Inc.	†	1,490	48,842
Standex International Corp.	†	724	15,016
Teleflex, Inc.		2,631	146,257
Tredegar Corp.		1,607	23,623
Walter Industries, Inc.		3,281	356,875

			1,672,443

Insurance—7.5%
Alleghany Corp.	*	328	108,912
Allied World Assurance Co. Holdings Ltd. (Bermuda)		3,096	122,664
American Financial Group, Inc.		4,187	112,002
American Independence Corp.	*	430	2,752
American National Insurance Co.		1,095	107,332
American Physicians Capital, Inc.		1,201	58,176
American Safety Insurance Holdings Ltd. (Bermuda)	*	1,082	15,559
Arch Capital Group Ltd. (Bermuda)	*	2,876	190,736
Argo Group International Holdings Ltd. (Bermuda)	*	1,884	63,227
Arthur J. Gallagher & Co.	†	6,047	145,733
Aspen Insurance Holdings Ltd.		5,236	123,936
Assured Guaranty Ltd. (Bermuda)		4,137	74,425
Axis Capital Holdings Ltd. (Bermuda)	†	9,232	275,206
Baldwin & Lyons, Inc., Class B		946	16,536
Berkshire Hathaway, Inc., Class A		68	8,211,000
Brown & Brown, Inc.		7,747	134,720
Citizens, Inc.	*	2,504	15,350
CNA Financial Corp.	†	1,883	47,357
CNA Surety Corp.	*†	1,486	18,783
Conseco, Inc.	*	12,970	128,662
Crawford & Co., Class B	*†	1,891	15,109
Delphi Financial Group, Inc., Class A	†	2,972	68,772
Donegal Group, Inc., Class B	†	759	13,704
EMC Insurance Group, Inc.	†	1,041	25,067
Employers Holdings, Inc.		3,690	76,383
Endurance Specialty Holdings Ltd.		3,634	111,891
Erie Indemnity Co., Class A		3,264	150,634
Everest Re Group Ltd. (Bermuda)		4,133	329,441
FBL Financial Group, Inc., Class A		1,058	21,033

228	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Financial, Inc., Class A		15,066	$189,832
First American Corp.		5,058	133,531
FPIC Insurance Group, Inc.	*	1,050	47,586
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,960	44,806
Hanover Insurance Group, Inc. (The)		3,548	150,790
Harleysville Group, Inc.		1,278	43,235
HCC Insurance Holdings, Inc.		7,571	160,051
Hilb Rogal & Hobbs Co.		2,629	114,256
Hilltop Holdings, Inc.	*	3,923	40,446
Horace Mann Educators Corp.		3,101	43,476
Independence Holding Co.	†	963	9,409
Infinity Property & Casualty Corp.		1,280	53,146
IPC Holdings Ltd.		4,430	117,616
Kansas City Life Insurance Co.		903	37,700
LandAmerica Financial Group, Inc.	†	1,087	24,121
Markel Corp.	*	657	241,119
Max Capital Group Ltd. (Bermuda)		3,010	64,203
Mercury General Corp.	†	1,639	76,574
Montpelier Re Holdings Ltd. (Bermuda)	†	5,770	85,108
National Financial Partners Corp.	†	2,348	46,537
Nationwide Financial Services, Class A		3,334	160,065
Navigators Group, Inc.	*	939	50,753
Odyssey Re Holdings Corp.	†	1,814	64,397
Old Republic International Corp.		15,561	184,242
OneBeacon Insurance Group Ltd. (Bermuda)		2,457	43,169
PartnerRe Ltd. (Bermuda)		3,786	261,726
Penn Treaty American Corp.	*	1,630	7,889
Philadelphia Consolidated Holding Co.	*	4,115	139,787
Phoenix Cos, Inc. (The)		6,807	51,801
Platinum Underwriters Holdings Ltd. (Bermuda)		4,036	131,614
PMA Capital Corp., Class A	*†	1,826	16,817
Presidential Life Corp.	†	2,568	39,599
ProAssurance Corp.	*†	2,078	99,973
Protective Life Corp.		4,733	180,091
Reinsurance Group of America, Inc.		1,841	80,120
RenaissanceRe Holdings Ltd. (Bermuda)		4,464	199,407
RLI Corp.	†	1,602	79,251
Safety Insurance Group, Inc.		1,040	37,076
SCPIE Holdings, Inc.	*	690	19,313
Security Capital Assurance Ltd. (Bermuda)	†	3,744	1,086
Selective Insurance Group	†	3,400	63,784
StanCorp Financial Group, Inc.		3,075	144,402
State Auto Financial Corp.		958	22,925
Stewart Information Services Corp.		1,684	32,569
Tower Group, Inc.	†	2,119	44,902
Transatlantic Holdings, Inc.		1,615	91,199
United Fire & Casualty Co.		1,472	39,641
Unitrin, Inc.		3,311	91,284
Validus Holdings Ltd. (Bermuda)	†	2,110	44,838
W.R. Berkley Corp.		10,659	257,521
Wesco Financial Corp.		115	43,930
White Mountains Insurance Group Ltd.		532	228,228
Zenith National Insurance Corp.	†	2,791	98,132

			15,560,175

Internet & Catalog Retail—0.5%
1-800-FLOWERS.COM, Inc., Class A	*†	2,113	13,629
Blue Nile, Inc.	*†	1,063	45,199
Bluefly, Inc.	*	234	962
dELiA*s, Inc.	*	2,555	5,136
drugstore.com, Inc.	*	3,800	7,220
GSI Commerce, Inc.	*	1,470	20,036
Hollywood Media Corp.	*†	1,495	3,663
Liberty Media Corp.—Interactive, Class A	*	38,530	568,703
NetFlix, Inc.	*†	3,659	95,390
NutriSystem, Inc.	†	1,970	27,856
Overstock.com, Inc.	*	771	20,007
priceline.com, Inc.	*	2,301	265,673
Stamps.com, Inc.	*	2,642	32,972
Valuevision Media, Inc., Class A	*	6,193	22,109

			1,128,555

Internet Software & Services—0.8%
Ariba, Inc.	*†	6,761	99,454
Art Technology Group, Inc.	*	8,335	26,672
Autobytel, Inc.	*†	4,755	6,752
Bankrate, Inc.	*†	1,084	42,352
Chordiant Software, Inc.	*	1,859	9,295
CMGI, Inc.	*†	3,461	36,687
DealerTrack Holdings, Inc.	*†	2,690	37,956
Digital River, Inc.	*†	2,337	90,162
Earthlink, Inc.	*†	8,664	74,944
Entrust, Inc.	*†	7,470	21,962
Equinix, Inc.	*†	2,047	182,633
Greenfield Online, Inc.	*	3,133	46,744
I-many, Inc.	*†	952	952
Imergent, Inc.	†	1,043	12,349
Infospace, Inc.		2,262	18,843
Internap Network Services Corp.	*†	3,720	17,410
Internet Capital Group, Inc.	*†	3,445	26,630
Interwoven, Inc.	*	3,812	45,782
Intraware, Inc.	*	783	3,289
Ipass, Inc.	*†	6,163	12,757
j2 Global Communications, Inc.	*	3,065	70,495
Jupitermedia Corp.	*	4,020	5,628
Keynote Systems, Inc.	*	1,400	18,032
Knot, Inc. (The)	*	3,458	33,819
LivePerson, Inc.	*†	3,334	9,369
Looksmart Ltd.	*†	4,010	16,120
Marchex, Inc., Class B	†	2,710	33,387
MIVA, Inc.	*	6,581	6,976
Move, Inc.	*	12,712	29,619
NaviSite, Inc.	*†	3,725	14,155
NIC, Inc.	†	2,450	16,734
Omniture, Inc.	*†	4,717	87,595
On2 Technologies, Inc.	*†	4,620	2,818
Openwave Systems, Inc.	*†	4,311	6,423
Perficient, Inc.	*†	2,090	20,189
RealNetworks, Inc.	*†	5,844	38,570
S1 Corp.	*	5,886	44,557

See accompanying notes to financial statements.	229

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Saba Software, Inc.	*†	1,576	$5,059
SAVVIS, Inc.	*†	1,629	21,030
SonicWALL, Inc.	*	4,632	29,876
Terremark Worldwide, Inc.	*†	3,200	17,472
Tumbleweed Communications Corp.	*†	2,952	7,734
United Online, Inc.	†	4,189	42,016
Valueclick, Inc.	*†	6,880	104,232
Vignette Corp.	*†	2,329	27,948
VistaPrint Ltd.	*†	2,857	76,453
Vocus, Inc.	*†	1,701	54,721
WebMD Health Corp., Class A	*†	510	14,229
Websense, Inc.	*†	2,638	44,424
Website Pros, Inc.	*	1,785	14,869
Zix Corp.	*†	12,056	33,516

			1,761,690

IT Services—4.0%
Accenture Ltd., Class A (Bermuda)		39,318	1,601,029
Acxiom Corp.	†	4,224	48,534
Alliance Data Systems Corp.	*	5,128	289,988
BearingPoint, Inc.	*†	16,170	13,098
Broadridge Financial Solutions, Inc.		9,336	196,523
CACI International, Inc., Class A	*	2,174	99,504
Ciber, Inc.	*†	2,445	15,183
CSG Systems International, Inc.	*	2,623	28,906
Cybersource Corp.	*	5,414	90,576
DST Systems, Inc.	*	3,068	168,893
Edgewater Technology, Inc.	*	1,533	7,374
Euronet Worldwide, Inc.	*†	2,924	49,416
Forrester Research, Inc.	*†	963	29,737
Gartner, Inc., Class A	*	4,089	84,724
Gevity HR, Inc.	†	4,914	26,437
Global Payments, Inc.		5,385	250,941
Hackett Group, Inc. (The)	*	2,851	16,365
Heartland Payment Systems, Inc.	†	1,720	40,592
Hewitt Associates, Inc., Class A	*	6,066	232,510
iGATE Corp.	*†	2,997	24,366
Integral Systems, Inc.	†	1,178	45,589
Iron Mountain, Inc.	*†	11,900	315,945
Lionbridge Technologies, Inc.	*†	7,889	20,354
Management Network Group, Inc.	*	1,600	2,304
Mantech International Corp., Class A	*†	1,168	56,204
Mastercard, Inc., Class A		4,656	1,236,261
MAXIMUS, Inc.	†	1,558	54,250
Metavante Technologies, Inc.	*	7,182	162,457
MoneyGram International, Inc.		5,957	5,373
NeuStar, Inc., Class A	*†	4,678	100,858
Online Resources Corp.	*†	2,780	23,213
Perot Systems Corp., Class A	*†	5,641	84,671
Pfsweb, Inc.	*	1,209	5,803
Safeguard Scientifics, Inc.	*†	10,874	13,484
SAIC, Inc.	*	11,236	233,821
Sapient Corp.	*†	4,601	29,538
SRA International, Inc., Class A	*	3,081	69,199
StarTek, Inc.	*	1,875	17,625
Syntel, Inc.	†	647	21,817
TeleTech Holdings, Inc.	*	2,499	49,880
TNS, Inc.	*†	1,539	36,874
VeriFone Holdings, Inc.	*	4,060	48,517
Visa, Inc., Class A	*	29,194	2,373,764
Wright Express Corp.	*	2,520	62,496

			8,384,993

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	†	1,738	13,643
Brunswick Corp.	†	5,723	60,664
Callaway Golf Co.	†	3,931	46,504
Concord Camera Corp.	*	572	2,048
Fairchild Corp. (The), Class A	*	3,266	6,891
Jakks Pacific, Inc.	*	2,425	52,986
Leapfrog Enterprises, Inc.	*†	3,363	27,980
Meade Instruments Corp.	*	1,640	1,476
Nautilus, Inc.		2,480	12,599
Polaris Industries, Inc.	†	2,511	101,394
Pool Corp.	†	2,836	50,367
RC2 Corp.	*	1,530	28,397
Steinway Musical Instruments	*	683	18,031
Sturm Ruger & Co., Inc.	*†	2,146	15,151

			438,131

Life Sciences Tools & Services—1.3%
Accelrys, Inc.	*	3,326	16,065
Affymetrix, Inc.	*	4,310	44,350
Albany Molecular Research, Inc.	*	1,371	18,193
AMAG Pharmaceuticals, Inc.	*†	1,051	35,839
Bio-Rad Laboratories, Inc., Class A	*	1,338	108,231
Bruker Corp.	*†	4,130	53,071
Caliper Life Sciences, Inc.	*†	3,187	8,254
Cambrex Corp.	*†	2,958	17,363
Charles River Laboratories International, Inc.	*	4,497	287,448
Covance, Inc.	*	4,206	361,800
Dionex Corp.	*	1,309	86,878
Enzo Biochem, Inc.	*	2,553	28,645
eResearchTechnology, Inc.	*	4,314	75,236
Exelixis, Inc.	*†	6,955	34,775
Illumina, Inc.	*	3,446	300,181
Interleukin Genetics, Inc.	*	2,825	3,362
Invitrogen Corp.	*	6,250	245,375
Kendle International, Inc.	*	790	28,701
Luminex Corp.	*†	3,213	66,027
Medivation, Inc.	*†	2,987	35,336
Nanogen, Inc.	*	2,280	866
Nektar Therapeutics	*	8,780	29,413
Ore Pharmaceuticals, Inc.	*	190	251
Parexel International Corp.	*†	3,688	97,031
Pharmaceutical Product Development, Inc.		6,933	297,426
PharmaNet Development Group, Inc.	*	1,036	16,338
Sequenom, Inc.	*†	3,594	57,360
Techne Corp.	*	2,532	195,952
Varian, Inc.	*	2,067	105,541

			2,655,308

Machinery—3.5%
3D Systems Corp.	*†	1,159	11,010
Actuant Corp., Class A	†	3,968	124,397
AGCO Corp.	*	6,022	315,613
Albany International Corp., Class A	†	2,060	59,740
Ampco-Pittsburgh Corp.		986	43,857
Astec Industries, Inc.	*†	1,322	42,489

230	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Axsys Technologies, Inc.	*	885	$46,055
Badger Meter, Inc.	†	880	44,466
Barnes Group, Inc.	†	3,373	77,883
Blount International, Inc.	*	2,743	31,846
Briggs & Stratton Corp.		3,124	39,612
Bucyrus International, Inc., Class A		4,926	359,697
Cascade Corp.	†	779	32,967
Chart Industries, Inc.	*	1,742	84,731
CIRCOR International, Inc.		1,232	60,356
Clarcor, Inc.		3,469	121,762
Colfax Corp.	*	1,231	30,886
Columbus McKinnon Corp.	*	1,765	42,501
Commercial Vehicle Group, Inc.	*	3,457	32,323
Crane Co.		3,212	123,758
Donaldson Co., Inc.		4,695	209,585
Dynamic Materials Corp.	†	875	28,831
EnPro Industries, Inc.	*	1,474	55,039
ESCO Technologies, Inc.	*†	1,724	80,890
Federal Signal Corp.	†	3,130	37,560
Flow International Corp.	*†	3,379	26,356
Flowserve Corp.		3,762	514,265
Force Protection, Inc.	*†	3,780	12,512
FreightCar America, Inc.	†	930	33,015
Gardner Denver, Inc.	*	3,267	185,566
Gehl Co.	*†	995	14,716
Gorman-Rupp Co. (The)	†	1,890	75,298
Graco, Inc.	†	4,074	155,097
Graham Corp.		441	32,683
Greenbrier Cos, Inc.		1,195	24,259
Harsco Corp.		5,522	300,452
Hurco Cos, Inc.	*†	750	23,168
IDEX Corp.		5,417	199,562
Joy Global, Inc.		7,113	539,379
Kadant, Inc.	*	1,553	35,098
Kaydon Corp.	†	1,780	91,510
Kennametal, Inc.		5,158	167,893
L.B. Foster Co., Class A	*†	951	31,573
Lincoln Electric Holdings, Inc.		2,766	217,684
Lindsay Corp.		628	53,361
Lydall, Inc.	*	2,150	26,983
Middleby Corp.	*†	980	43,032
Mueller Industries, Inc.	†	2,172	69,938
Mueller Water Products, Inc., Class A		5,532	44,643
Mueller Water Products, Inc., Class B	†	4,149	35,432
NACCO Industries, Inc., Class A		310	23,049
NN, Inc.		2,240	31,226
Nordson Corp.		1,942	141,552
Oshkosh Corp.	†	4,859	100,533
Paragon Technologies, Inc.	*	900	5,490
Pentair, Inc.		6,763	236,840
RBC Bearings, Inc.	*	1,322	44,049
Robbins & Myers, Inc.		1,736	86,574
Spire Corp.	*†	1,921	23,974
SPX Corp.		3,498	460,792
Tecumseh Products Co., Class A	*	1,703	55,824
Tennant Co.	†	1,394	41,918
Timken Co.		4,943	162,822
Titan International, Inc.		1,768	62,976
Toro Co.	†	2,570	85,504
Trinity Industries, Inc.	†	5,371	186,320
TurboChef Technologies, Inc.	*	4,027	19,249
Valmont Industries, Inc.	†	1,162	121,185
Wabash National Corp.	†	2,596	19,626
Wabtec Corp.	†	3,117	151,549
Watts Water Technologies, Inc., Class A		1,839	45,791

			7,198,172

Marine—0.4%
Alexander & Baldwin, Inc.		2,992	136,286
American Commercial Lines, Inc.	*†	2,906	31,763
Eagle Bulk Shipping, Inc.	†	3,076	90,957
Excel Maritime Carriers Ltd. (Liberia)		2,506	98,360
Genco Shipping & Trading Ltd.		2,073	135,160
Kirby Corp.	*	3,585	172,080
OceanFreight, Inc.		1,037	24,027
TBS International Ltd., Class A (Bermuda)	*†	929	37,113

			725,746

Media—2.7%
4Kids Entertainment, Inc.	*	2,466	18,273
Acme Communications, Inc.	*	1,200	1,656
AH Belo Corp., Class A	†	3,861	22,008
Alloy, Inc.	*	462	3,340
Arbitron, Inc.	†	2,121	100,747
Beasley Broadcasting Group, Inc., Class A		1,150	5,255
Belo Corp., Class A	†	6,361	46,499
Cablevision Systems Corp., Class A	*	14,877	336,220
Carmike Cinemas, Inc.		1,009	5,923
Charter Communications, Inc., Class A	*†	28,067	29,470
Citadel Broadcasting Corp.	*†	11,863	14,473
CKX, Inc.	*	6,718	58,782
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,470	44,040
Cox Radio, Inc., Class A	*†	3,253	38,385
Crown Media Holdings, Inc., Class A	*†	4,399	20,851
Cumulus Media, Inc., Class A	*	3,854	15,185
Discovery Holding Co., Class A	*	18,159	398,772
DISH Network Corp., Class A	*	13,480	394,694
DreamWorks Animation SKG, Inc., Class A	*	5,002	149,110
Emmis Communications Corp., Class A	*†	4,461	11,242
Entercom Communications Corp., Class A	†	1,873	13,148
Entravision Communications Corp., Class A	*	4,930	19,819
Getty Images, Inc.	*	3,670	124,523
Gray Television, Inc.	†	3,878	11,130
Harris Interactive, Inc.	*†	6,590	13,246
Harte-Hanks, Inc.		3,759	43,041
Hearst-Argyle Television, Inc.	†	1,654	31,757
Idearc, Inc.		9,584	22,522
Image Entertainment, Inc.	*	300	282
Interactive Data Corp.		2,351	59,081
John Wiley & Sons, Inc., Class A		3,091	139,188
Journal Communications, Inc., Class A	†	3,220	15,520
Lamar Advertising Co., Class A	*†	4,390	158,172
Lee Enterprises, Inc.	†	6,600	26,334

See accompanying notes to financial statements.	231

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Liberty Global, Inc.	*	300	$9,108
Liberty Global, Inc., Class A	*	22,898	719,684
Liberty Media Corp.—Capital, Series A, Class A	*	8,284	119,290
Liberty Media Corp.—Entertainment, Series A	*	33,136	802,885
LIN TV Corp., Class A	*†	2,390	14,244
Live Nation, Inc.	*†	5,574	58,973
Martha Stewart Living Omnimedia, Class A	*†	1,860	13,764
Marvel Entertainment, Inc.	*	2,901	93,238
McClatchy Co., Class A	†	3,506	23,771
Media General, Inc., Class A	†	1,595	19,060
Mediacom Communications Corp., Class A	*†	3,433	18,332
Morningstar, Inc.	*	1,058	76,208
National CineMedia, Inc.	†	3,917	41,755
National Lampoon, Inc.	*	3,300	5,280
Navarre Corp.	*	6,720	11,021
New Frontier Media, Inc.		2,079	8,129
Playboy Enterprises, Inc., Class B	*†	1,251	6,180
Primedia, Inc.	†	1,508	7,027
R.H. Donnelley Corp.	*†	4,669	14,007
Radio One, Inc., Class A	*†	4,327	6,101
Radio Unica Communications Corp.	*‡da	1,900	—
RCN Corp.	*†	2,170	23,393
Regal Entertainment Group, Class A	†	4,903	74,918
Regent Communications, Inc.	*	3,610	3,236
Salem Communications Corp., Class A		850	1,674
Scholastic Corp.	*†	2,095	60,043
Sinclair Broadcast Group, Inc., Class A	†	4,220	32,072
Sirius Satellite Radio, Inc.	*†	87,151	167,330
Spanish Broadcasting System, Inc., Class A	*†	4,320	4,925
Time Warner Cable, Inc., Class A	*	10,268	271,897
Valassis Communications, Inc.	*†	4,011	50,218
Value Line, Inc.		573	19,052
Virgin Media, Inc.		19,047	259,230
Warner Music Group Corp.	†	2,380	16,993
Westwood One, Inc.	*†	16,919	20,980
World Wrestling Entertainment, Inc., Class A	†	1,031	15,950
XM Satellite Radio Holdings, Inc., Class A	*	20,116	157,709
Young Broadcasting, Inc., Class A	*	831	116

			5,640,481

Metals & Mining—1.8%
AMCOL International Corp.	†	1,767	50,289
Brush Engineered Materials, Inc.	*†	1,805	44,078
Carpenter Technology Corp.		3,068	133,918
Century Aluminum Co.	*†	1,797	119,483
Cleveland-Cliffs, Inc.		5,942	708,227
Coeur d’Alene Mines Corp.	*†	37,188	107,845
Commercial Metals Co.		8,014	302,128
Compass Minerals International, Inc.		2,020	162,731
Esmark, Inc.	*†	2,709	51,796
Haynes International, Inc.	*†	1,057	60,830
Hecla Mining Co.	*†	8,305	76,904
Kaiser Aluminum Corp.		1,080	57,813
Olympic Steel, Inc.	†	630	47,830
Reliance Steel & Aluminum Co.		4,201	323,855
Rock of Ages Corp.	*	1,387	4,591
Royal Gold, Inc.		2,716	85,174
RTI International Metals, Inc.	*†	1,370	48,800
Schnitzer Steel Industries, Inc., Class A		1,484	170,066
Southern Copper Corp.	†	4,741	505,533
Steel Dynamics, Inc.		12,591	491,930
Stillwater Mining Co.	*†	4,292	50,774
Universal Stainless & Alloy Products, Inc.	*†	500	18,520
Worthington Industries, Inc.	†	4,120	84,460

			3,707,575

Multiline Retail—0.2%
99 Cents Only Stores	*†	5,211	34,393
Dollar Tree, Inc.	*	6,490	212,158
Fred’s, Inc., Class A	†	3,463	38,924
Retail Ventures, Inc.	*	5,577	25,654
Saks, Inc.	*†	8,548	93,857
Tuesday Morning Corp.	*	1,816	7,464

			412,450

Multi-Utilities—1.3%
Alliant Energy Corp.		6,922	237,148
Aquila, Inc.	*	23,560	88,821
Avista Corp.	†	3,418	73,350
Black Hills Corp.	†	2,648	84,895
CH Energy Group, Inc.	†	1,074	38,202
Energy East Corp.		10,428	257,780
MDU Resources Group, Inc.		11,080	386,249
NorthWestern Corp.		2,859	72,676
NSTAR		6,464	218,612
OGE Energy Corp.	†	6,120	194,065
PNM Resources, Inc.	†	4,834	57,815
Puget Energy, Inc.		7,924	190,097
SCANA Corp.		6,955	257,335
Vectren Corp.		5,280	164,789
Wisconsin Energy Corp.		7,661	346,430

			2,668,264

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	4,673	152,527

Oil, Gas & Consumable Fuels—9.0%
Abraxas Petroleum Corp.	*†	7,445	40,277
Adams Resources & Energy, Inc.		1,462	49,562
Alliance Resource Partners LP		1,280	71,270
Alpha Natural Resources, Inc.	*	4,616	481,403
American Oil & Gas, Inc.	*	4,104	16,088
APCO Argentina, Inc. (Cayman Islands)	†	2,488	72,028
Arch Coal, Inc.		9,365	702,656
Arena Resources, Inc.	*	2,280	120,430
Arlington Tankers Ltd.	†	1,590	36,920
Atlas America, Inc.		2,823	127,176
Atlas Energy Resources LLC	†	1,862	71,035
Atlas Pipeline Partners LP		2,391	93,392
ATP Oil & Gas Corp.	*†	1,989	78,506
Aurora Oil & Gas Corp.	*†	12,100	5,203
Berry Petroleum Co., Class A	†	2,362	139,075
Bill Barrett Corp.	*	2,112	125,474

232	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Blue Dolphin Energy Co.	*	3,650	$7,738
Boardwalk Pipeline Partners LP		2,501	58,748
Bois d’Arc Energy, Inc.	*	1,634	39,723
BP Prudhoe Bay Royalty Trust		1,528	157,934
BPZ Resources, Inc.	*	4,084	120,070
BreitBurn Energy Partners LP	†	4,554	98,503
Brigham Exploration Co.	*†	3,121	49,405
Buckeye Partners LP		2,828	120,954
Callon Petroleum Co.	*	3,060	83,722
Cano Petroleum, Inc.	*	5,875	46,647
Carrizo Oil & Gas, Inc.	*	1,600	108,944
Cheniere Energy, Inc.	*†	8,135	35,550
Cimarex Energy Co.		5,589	389,386
Clayton Williams Energy, Inc.	*	550	60,473
CNX Gas Corp.	*†	2,120	89,125
Comstock Resources, Inc.	*	3,195	269,754
Concho Resources, Inc.	*	3,431	127,976
Contango Oil & Gas Co.	*†	1,270	118,008
Continental Resources, Inc.	*†	2,672	185,223
Copano Energy LLC		2,947	99,461
CREDO Petroleum Corp.	*	700	9,653
Cross Timbers Royalty Trust		833	50,130
Crosstex Energy, Inc.	†	3,380	117,151
CVR Energy, Inc.	*†	3,255	62,659
DCP Midstream Partners LP		1,386	40,540
Delta Petroleum Corp.	*†	4,988	127,294
Denbury Resources, Inc.	*	15,852	578,598
Dorchester Minerals LP		1,880	59,784
Double Hull Tankers, Inc. (Jersey, C.I.)	†	1,931	19,368
Edge Petroleum Corp.	*†	5,201	28,033
Enbridge Energy Partners LP		3,973	199,882
Encore Acquisition Co.	*	3,216	241,811
Energy Partners Ltd.	*	1,667	24,872
Energy Transfer Equity LP		9,037	261,983
Energy Transfer Partners LP		5,145	223,653
Enterprise GP Holdings LP		2,516	75,681
Enterprise Products Partners LP		18,030	532,606
Evergreen Energy, Inc.	*†	4,470	7,778
EXCO Resources, Inc.	*	5,400	199,314
Forest Oil Corp.	*	5,265	392,243
Foundation Coal Holdings, Inc.		3,128	277,078
Frontier Oil Corp.		7,101	169,785
FX Energy, Inc.	*†	2,797	14,740
General Maritime Corp.		2,040	52,999
Genesis Energy LP		2,211	40,793
Global Partners LP		839	13,281
GMX Resources, Inc.	*	675	50,018
Goodrich Petroleum Corp.	*	1,698	140,798
Harvest Natural Resources, Inc.	*†	3,340	36,940
Holly Corp.	†	2,856	105,444
Holly Energy Partners LP		670	26,130
Hugoton Royalty Trust		3,289	121,693
Inergy LP		3,461	90,055
International Coal Group, Inc.	*	7,310	95,396
James River Coal Co.	*	1,950	114,445
Kinder Morgan Energy Partners LP		10,777	600,602
Kinder Morgan Management LLC	*	4,360	234,786
Kodiak Oil & Gas Corp.	*	6,000	27,360
K-Sea Transportation Partners LP		470	14,979
Linn Energy LLC		8,419	209,212
Magellan Midstream Partners LP		4,527	161,116
Mariner Energy, Inc.	*	5,512	203,779
MarkWest Energy Partners LP		3,316	118,381
Martin Midstream Partners LP		1,200	39,516
McMoRan Exploration Co.	*†	3,772	103,805
Meridian Resource Corp.	*†	11,330	33,423
National Coal Corp.	*	2,117	18,778
Natural Resource Partners LP		2,000	82,400
Newfield Exploration Co.	*	8,443	550,906
NGAS Resources, Inc.	*	6,300	58,464
NuStar Energy LP		2,540	120,371
NuStar GP Holdings LLC		3,028	65,617
ONEOK Partners LP		3,165	176,923
Overseas Shipholding Group, Inc.	†	1,739	138,285
Pacific Ethanol, Inc.	*	9,943	17,997
Parallel Petroleum Corp.	*	2,560	51,533
Patriot Coal Corp.	*	1,842	282,360
Penn Virginia Corp.		2,681	202,201
Penn Virginia Resource Partners LP		2,276	61,634
PetroHawk Energy Corp.	*	13,896	643,524
Petroleum Development Corp.	*	1,030	68,485
Petroquest Energy, Inc.	*†	3,600	96,840
Pioneer Natural Resources Co.		7,869	615,985
Plains All American Pipeline LP		7,065	318,702
Plains Exploration & Production Co.	*	7,375	538,154
Quest Resource Corp.	*	5,130	58,533
Quicksilver Resources, Inc.	*	7,500	289,800
Regency Energy Partners LP		830	20,119
Rentech, Inc.	*	14,020	26,638
Rosetta Resources, Inc.	*	3,732	106,362
SandRidge Energy, Inc.	*	5,340	344,857
Ship Finance International Ltd. (Bermuda)		2,540	75,006
St. Mary Land & Exploration Co.		4,302	278,081
Stone Energy Corp.	*	1,868	123,120
Sunoco Logistics Partners LP		970	45,493
Swift Energy Co.	*†	2,182	144,143
Syntroleum Corp.	*†	9,066	15,503
TC Pipelines LP		1,766	62,234
Teekay Corp. (Bahamas)	†	2,957	133,597
Teekay Offshore Partners LP		883	17,439
TEPPCO Partners LP		4,968	164,888
Toreador Resources Corp.	*†	2,250	19,192
Transmeridian Exploration, Inc.	*	12,000	7,560
Transmontaigne Partners LP		786	21,238
Tri-Valley Corp.	*	2,100	15,603
TXCO Resources, Inc.	*†	3,031	35,645
U.S. Shipping Partners LP		1,660	3,154
Ultra Petroleum Corp.	*	10,085	990,347
Uranium Resources, Inc.	*	5,500	20,295
USEC, Inc.	*†	8,684	52,799
Vaalco Energy, Inc.	*	8,030	68,014
Verenium Corp.	*	1,790	3,455
W&T Offshore, Inc.		2,081	121,759
Warren Resources, Inc.	*†	3,440	50,499
Western Refining, Inc.	†	2,380	28,179
Westmoreland Coal Co.	*†	1,390	29,343
Whiting Petroleum Corp.	*	2,867	304,131
Williams Partners LP		2,767	90,896
World Fuel Services Corp.	†	1,832	40,194

			18,764,701

See accompanying notes to financial statements.	233

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.2%
AbitibiBowater, Inc.		3,872	$36,126
Buckeye Technologies, Inc.	*	2,191	18,536
Deltic Timber Corp.	†	724	38,741
Domtar Corp. (Canada)	*	29,053	158,339
Glatfelter		3,315	44,786
Louisiana-Pacific Corp.	†	6,527	55,414
MAXXAM, Inc.	*	857	21,751
Neenah Paper, Inc.	†	890	14,872
Schweitzer-Mauduit International, Inc.		724	12,199
Wausau Paper Corp.	†	3,503	27,008

			427,772

Personal Products—0.4%
Alberto-Culver Co.		5,896	154,888
Bare Escentuals, Inc.	*†	3,370	63,120
Chattem, Inc.	*†	1,188	77,279
Elizabeth Arden, Inc.	*	1,677	25,457
Herbalife Ltd. (Cayman Islands)		4,225	163,719
Mannatech, Inc.	†	2,631	14,313
Medifast, Inc.	*†	2,284	12,014
NBTY, Inc.	*	4,147	132,953
Nu Skin Enterprises, Inc., Class A		3,019	45,043
Prestige Brands Holdings, Inc.	*	2,900	30,914
Reliv International, Inc.	†	1,110	6,072
USANA Health Sciences, Inc.	*†	743	19,964

			745,736

Pharmaceuticals—0.9%
Adolor Corp.	*	8,628	47,281
Alexza Pharmaceuticals, Inc.	*†	2,897	11,414
Alpharma, Inc., Class A	*†	2,513	56,618
Anesiva, Inc.	*	1,779	5,248
APP Pharmaceuticals, Inc.	*†	1,744	29,160
Atherogenics, Inc.	*	2,914	1,709
Auxilium Pharmaceuticals, Inc.	*†	2,347	78,906
AVANIR Pharmaceuticals, Class A	*	9,525	9,525
Bentley Pharmaceuticals, Inc.	*†	2,011	32,478
BioMimetic Therapeutics, Inc.	*†	2,327	27,738
Cadence Pharmaceuticals, Inc.	*†	3,700	22,533
Columbia Laboratories, Inc.	*†	5,940	19,602
Cypress Bioscience, Inc.	*†	4,031	28,983
Depomed, Inc.	*†	2,500	8,025
Discovery Laboratories, Inc.	*†	10,296	16,988
Durect Corp.	*	7,330	26,901
Emisphere Technologies, Inc.	*	3,412	9,144
Endo Pharmaceuticals Holdings, Inc.	*	8,848	214,033
Heska Corp.	*	4,463	5,356
Hi-Tech Pharmacal Co., Inc.	*†	2,404	24,040
Hollis-Eden Pharmaceuticals	*	3,834	5,866
Immtech Pharmaceuticals, Inc.	*†	3,841	3,764
Inspire Pharmaceuticals, Inc.	*	4,570	19,560
KV Pharmaceutical Co., Class A	*†	3,009	58,164
Matrixx Initiatives, Inc.	*†	1,810	30,155
Medicines Co. (The)	*	3,094	61,323
Medicis Pharmaceutical Corp., Class A		4,522	93,967
NitroMed, Inc.	*	2,250	2,250
Noven Pharmaceuticals, Inc.	*†	1,350	14,432
Optimer Pharmaceuticals, Inc.	*†	4,269	34,622
Pain Therapeutics, Inc.	*†	3,499	27,642
Par Pharmaceutical Cos, Inc.	*†	3,271	53,088
Penwest Pharmaceuticals Co.	*†	5,730	15,471
Perrigo Co.		5,083	161,487
Pharmos Corp.	*	1,375	536
Pozen, Inc.	*†	1,922	20,911
Salix Pharmaceuticals Ltd.	*†	4,445	31,248
Santarus, Inc.	*	7,750	15,578
Sciele Pharma, Inc.	*†	2,476	47,911
SCOLR Pharma, Inc.	*	2,400	2,400
Sepracor, Inc.	*	7,237	144,161
SuperGen, Inc.	*†	3,719	7,624
SupportSoft, Inc.	*	4,962	16,127
Valeant Pharmaceuticals International	*†	5,975	102,232
Viropharma, Inc.	*†	4,402	48,686
Vivus, Inc.	*†	4,800	32,064
Warner Chilcott Ltd., Class A (Bermuda)	*	5,318	90,140
XenoPort, Inc.	*	1,873	73,103

			1,890,194

Real Estate Investment Trusts (REIT)—4.9%
Acadia Realty Trust REIT	†	2,059	47,666
Agree Realty Corp. REIT	†	1,045	23,042
Alesco Financial, Inc. REIT	†	5,693	11,386
Alexander’s, Inc. REIT	*†	119	36,961
Alexandria Real Estate Equities, Inc. REIT	†	2,006	195,264
AMB Property Corp. REIT	†	6,448	324,850
American Campus Communities, Inc. REIT	†	2,323	64,672
American Land Lease, Inc. REIT	†	729	13,851
American Mortgage Acceptance Co. REIT		1,732	1,091
Annaly Capital Management, Inc. REIT		34,335	532,536
Anthracite Capital, Inc. REIT	†	3,940	27,738
Anworth Mortgage Asset Corp. REIT		6,810	44,333
Arbor Realty Trust, Inc. REIT	†	1,450	13,007
Ashford Hospitality Trust, Inc. REIT	†	7,797	36,022
Associated Estates Realty Corp. REIT	†	2,550	27,311
BioMed Realty Trust, Inc. REIT		4,010	98,365
Brandywine Realty Trust REIT	†	6,205	97,791
BRE Properties, Inc. REIT	†	3,450	149,316
BRT Realty Trust REIT	†	916	10,992
Camden Property Trust REIT		3,369	149,112
Capital Alliance Income Trust Ltd. REIT	*	799	3,336
Capital Trust, Inc., Class A REIT	†	923	17,731
CapitalSource, Inc. REIT	†	11,343	125,680
CapLease, Inc. REIT		2,320	17,377
Capstead Mortgage Corp. REIT		3,102	33,657
CBL & Associates Properties, Inc. REIT		4,638	105,932
CBRE Realty Finance, Inc. REIT	†	3,335	11,472
Cedar Shopping Centers, Inc. REIT	†	4,496	52,693
Colonial Properties Trust REIT		2,752	55,095
Corporate Office Properties Trust SBI MD REIT	†	2,852	97,909

234	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cousins Properties, Inc. REIT	†	3,311	$76,484
DCT Industrial Trust, Inc. REIT	†	10,500	86,940
Deerfield Capital Corp. REIT	†	5,227	4,129
DiamondRock Hospitality Co. REIT	†	5,836	63,554
Digital Realty Trust, Inc. REIT	†	3,825	156,481
Douglas Emmett, Inc. REIT	†	7,399	162,556
Duke Realty Corp. REIT	†	9,861	221,379
DuPont Fabros Technology, Inc. REIT		2,483	46,283
EastGroup Properties, Inc. REIT	†	1,761	75,547
Education Realty Trust, Inc. REIT		1,700	19,805
Entertainment Properties Trust REIT	†	1,919	94,875
Equity Lifestyle Properties, Inc. REIT	†	1,281	56,364
Equity One, Inc. REIT	†	2,445	50,245
Essex Property Trust, Inc. REIT		1,578	168,057
Extra Space Storage, Inc. REIT		5,609	86,154
Federal Realty Investment Trust REIT	†	3,700	255,300
FelCor Lodging Trust, Inc. REIT	†	3,938	41,349
First Industrial Realty Trust, Inc. REIT	†	2,823	77,548
First Potomac Realty Trust REIT	†	2,349	35,799
Franklin Street Properties Corp. REIT		3,670	46,389
Friedman Billings Ramsey Group, Inc., Class A REIT		14,580	21,870
Getty Realty Corp. REIT	†	1,418	20,433
Glimcher Realty Trust REIT	†	4,014	44,877
Gramercy Capital Corp., New York REIT	†	3,048	35,326
Health Care, Inc. REIT		5,872	261,304
Healthcare Realty Trust, Inc. REIT	†	3,757	89,304
Hersha Hospitality Trust REIT		5,335	40,279
Highwoods Properties, Inc. REIT		4,003	125,774
HMG Courtland Properties REIT	*a	1,250	9,238
Home Properties, Inc. REIT	†	2,101	100,974
Hospitality Properties Trust REIT		6,378	156,006
HRPT Properties Trust REIT		15,802	106,980
IMPAC Mortgage Holdings, Inc. REIT	*†	9,264	6,948
Inland Real Estate Corp. REIT	†	3,790	54,652
iStar Financial, Inc. REIT	†	8,506	112,364
JER Investors Trust, Inc. REIT	†	2,190	13,797
Kilroy Realty Corp. REIT		2,262	106,382
Kite Realty Group Trust REIT		2,870	35,875
LaSalle Hotel Properties REIT	†	2,501	62,850
Lexington Realty Trust REIT		4,080	55,610
Liberty Property Trust REIT		6,264	207,652
LTC Properties, Inc. REIT	†	1,460	37,318
Macerich Co. (The) REIT	†	4,664	289,774
Mack-Cali Realty Corp. REIT		4,130	141,122
Maguire Properties, Inc. REIT	†	2,300	27,991
Medical Properties Trust, Inc. REIT		5,307	53,707
MFA Mortgage Investments, Inc. REIT		14,151	92,265
Mid-America Apartment Communities, Inc. REIT		1,821	92,944
Mission West Properties, Inc. REIT		1,418	15,541
Monmouth Real Estate Investment Corp., Class A REIT	†	4,925	31,520
National Health Investors, Inc. REIT	†	1,871	53,342
National Retail Properties, Inc. REIT	†	4,114	85,983
Nationwide Health Properties, Inc. REIT	†	6,139	193,317
Newcastle Investment Corp. REIT		4,400	30,844
NorthStar Realty Finance Corp. REIT	†	3,990	33,197
Omega Healthcare Investors, Inc. REIT	†	4,792	79,787
Pacific Office Properties Trust, Inc. REIT		1,050	7,035
Parkway Properties, Inc. REIT	†	1,147	38,688
Pennsylvania Real Estate Investment Trust REIT	†	2,750	63,635
PMC Commercial Trust REIT		2,035	16,280
Post Properties, Inc. REIT	†	3,035	90,291
Potlatch Corp. REIT	†	2,433	109,777
PS Business Parks, Inc. REIT	†	1,123	57,947
RAIT Financial Trust REIT		5,932	44,015
Ramco-Gershenson Properties Trust REIT		1,412	29,003
Rayonier, Inc. REIT		5,154	218,839
Realty Income Corp. REIT	†	6,792	154,586
Redwood Trust, Inc. REIT	†	2,425	55,266
Regency Centers Corp. REIT		4,549	268,937
Resource Capital Corp. REIT	†	3,788	27,312
Saul Centers, Inc. REIT		882	41,445
Senior Housing Properties Trust REIT		6,322	123,469
SL Green Realty Corp. REIT		3,849	318,389
Sovran Self Storage, Inc. REIT	†	1,711	71,109
Strategic Hotels & Resorts, Inc. REIT	†	4,710	44,133
Sun Communities, Inc. REIT		1,061	19,342
Sunstone Hotel Investors, Inc. REIT		3,566	59,196
Tanger Factory Outlet Centers REIT	†	2,180	78,327
Taubman Centers, Inc. REIT	†	3,271	159,134
Thornburg Mortgage, Inc.	†	8,965	1,811
UDR, Inc. REIT	†	9,100	203,658
Universal Health Realty Income Trust REIT	†	617	18,510
Urstadt Biddle Properties, Inc. REIT	†	2,334	34,216
U-Store-It Trust REIT	†	3,040	36,328
Ventas, Inc. REIT		9,192	391,303
Washington Real Estate Investment Trust REIT	†	2,885	86,694
Weingarten Realty Investors REIT	†	4,779	144,899

			10,192,147

Real Estate Management & Development—0.4%
Brookfield Properties Corp. (Canada)		13,501	240,183

See accompanying notes to financial statements.	235

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Consolidated-Tomoka Land Co.	†	530	$22,292
Forest City Enterprises, Inc., Class A	†	4,558	146,859
Forestar Real Estate Group, Inc.	*	2,113	40,253
FX Real Estate and Entertainment, Inc.	*†	824	1,565
Grubb & Ellis Co.	†	2,553	9,829
Jones Lang LaSalle, Inc.		2,490	149,873
St. Joe Co. (The)		5,875	201,630
Tejon Ranch Co.	*†	763	27,514
Thomas Properties Group, Inc.	†	2,396	23,576

			863,574

Retail—0.0%
DineEquity, Inc.	†	1,079	40,311
Walking Co. Holdings, Inc. (The)	*	1,621	9,110

			49,421

Road & Rail—0.7%
Amerco, Inc.	*†	547	26,081
Arkansas Best Corp.	†	1,383	50,673
Avis Budget Group, Inc.	*	6,267	52,455
Celadon Group, Inc.	*†	1,972	19,700
Con-way, Inc.		2,747	129,823
Dollar Thrifty Automotive Group	*†	1,428	13,495
Genesee & Wyoming, Inc., Class A	*†	2,371	80,661
Heartland Express, Inc.		4,044	60,296
Hertz Global Holdings, Inc.	*	8,962	86,035
J.B. Hunt Transport Services, Inc.	†	6,256	208,200
Kansas City Southern	*†	5,104	224,525
Knight Transportation, Inc.		3,878	70,967
Landstar System, Inc.	†	3,340	184,435
Old Dominion Freight Line, Inc.	*†	1,783	53,526
PAM Transportation Services, Inc.	*	1,139	12,130
Quality Distribution, Inc.	*†	914	2,212
Saia, Inc.	*	2,862	31,253
Werner Enterprises, Inc.	†	2,916	54,179
YRC Worldwide, Inc.	*†	4,618	68,670

			1,429,316

Semiconductors & Semiconductor Equipment—2.5%
Actel Corp.	*	4,134	69,658
Advanced Energy Industries, Inc.	*†	2,649	36,291
Amkor Technology, Inc.	*†	7,212	75,077
Anadigics, Inc.	*†	4,986	49,112
Applied Micro Circuits Corp.	*†	4,025	34,454
Asyst Technologies, Inc.	*†	3,243	11,578
Atheros Communications, Inc.	*†	3,455	103,650
Atmel Corp.	*	25,393	88,368
ATMI, Inc.	*†	2,219	61,954
Axcelis Technologies, Inc.	*	6,926	33,799
AXT, Inc.	*	4,552	19,073
Brooks Automation, Inc.	*	4,415	36,512
Cabot Microelectronics Corp.	*†	1,450	48,068
California Micro Devices Corp.	*	2,476	7,700
Catalyst Semiconductor, Inc.	*	2,416	10,485
Cavium Networks, Inc.	*†	1,626	34,146
Centillium Communications, Inc.	*	1,589	1,033
Ceva, Inc.	*	3,092	24,643
Cirrus Logic, Inc.	*	5,397	30,007
Cohu, Inc.		1,889	27,731
Conexant Systems, Inc.	*†	2,553	11,489
Credence Systems Corp.	*†	12,850	16,705
Cree, Inc.	*†	4,821	109,967
Cymer, Inc.	*†	1,929	51,852
Cypress Semiconductor Corp.	*†	10,012	247,797
Diodes, Inc.	*†	1,956	54,064
DSP Group, Inc.	*†	4,251	29,757
Electroglas, Inc.	*†	3,991	7,583
Emcore Corp.	*†	6,178	38,674
Entegris, Inc.	*	7,678	50,291
ESS Technology, Inc.	*	1,759	2,867
Exar Corp.	*†	3,475	26,201
Fairchild Semiconductor International, Inc.	*	7,633	89,535
FEI Co.	*†	2,138	48,704
Formfactor, Inc.	*†	3,763	69,352
FSI International, Inc.	*†	4,280	5,735
HI/FN, Inc.	*†	1,882	8,676
Integrated Device Technology, Inc.	*	11,957	118,853
Integrated Silicon Solution, Inc.	*	2,930	16,291
International Rectifier Corp.	*	4,883	93,754
Intersil Corp., Class A		8,868	215,670
inTEST Corp.	*	950	1,881
IXYS Corp.	*	3,270	39,044
Kopin Corp.	*	5,031	14,439
Kulicke & Soffa Industries, Inc.	*	4,089	29,809
Lam Research Corp.	*	7,856	283,994
Lattice Semiconductor Corp.	*	7,425	23,240
LTX Corp.	*	6,381	14,038
Marvell Technology Group Ltd. (Bermuda)	*	29,891	527,875
Mattson Technology, Inc.	*†	4,081	19,426
Maxim Integrated Products, Inc.		2,247	47,524
Micrel, Inc.		3,731	34,139
Microsemi Corp.	*†	4,144	104,346
Mindspeed Technologies, Inc.	*	4,010	3,450
MIPS Technologies, Inc., Class A	*†	5,359	20,096
MKS Instruments, Inc.	*†	3,260	71,394
MoSys, Inc.	*†	3,592	17,637
NVE Corp.	*	771	24,410
Omnivision Technologies, Inc.	*	4,446	53,752
ON Semiconductor Corp.	*†	27,218	249,589
PDF Solutions, Inc.	*†	3,093	18,403
Pericom Semiconductor Corp.	*	2,254	33,449
Photronics, Inc.	*	1,989	14,003
PLX Technology, Inc.	*†	2,950	22,508
PMC—Sierra, Inc.	*†	14,713	112,554
Power Integrations, Inc.	*	1,948	61,576
QuickLogic Corp.	*	4,080	6,814
Rambus, Inc.	*†	6,688	127,540
Ramtron International Corp.	*	1,920	8,083
RF Micro Devices, Inc.	*†	18,530	53,737
Rudolph Technologies, Inc.	*†	2,516	19,373
Semitool, Inc.	*†	2,320	17,423
Semtech Corp.	*†	4,634	65,200
Sigma Designs, Inc.	*†	1,937	26,905
Silicon Image, Inc.	*†	6,882	49,894
Silicon Laboratories, Inc.	*	3,387	122,237
Silicon Storage Technology, Inc.	*	7,634	21,146
SiRF Technology Holdings, Inc.	*†	3,832	16,554

236	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Skyworks Solutions, Inc.	*	11,729	$115,765
Spansion, Inc., Class A	*†	5,768	12,978
Standard Microsystems Corp.	*	1,446	39,259
Tegal Corp.	*	312	1,292
Tessera Technologies, Inc.	*	3,278	53,661
Transwitch Corp.	*	2,483	2,284
Trident Microsystems, Inc.	*†	5,092	18,586
TriQuint Semiconductor, Inc.	*	8,519	51,625
Ultra Clean Holdings	*†	1,756	13,978
Ultratech, Inc.	*	2,462	38,210
Varian Semiconductor Equipment Associates, Inc.	*†	4,645	161,739
Veeco Instruments, Inc.	*	2,611	41,985
Virage Logic Corp.	*	3,332	23,857
Volterra Semiconductor Corp.	*†	2,210	38,145
White Electronic Designs Corp.	*	2,284	10,484
Zoran Corp.	*	3,474	40,646

			5,159,132

Software—3.1%
ACI Worldwide, Inc.	*†	3,078	54,142
Activision, Inc.	*	19,352	659,323
Actuate Corp.	*†	6,674	26,095
Advent Software, Inc.	*†	1,325	47,806
American Software, Inc., Class A		1,950	10,998
Ansys, Inc.	*	5,191	244,600
Authentidate Holding Corp.	*	1,023	399
Blackbaud, Inc.	†	3,188	68,223
Blackboard, Inc.	*†	2,275	86,973
Borland Software Corp.	*†	6,776	9,215
Bottomline Technologies, Inc.	*	3,578	34,814
Cadence Design Systems, Inc.	*	18,175	183,568
Callidus Software, Inc.	*†	2,703	13,515
Captaris, Inc.	*	3,554	14,394
Catapult Communications Corp.	*	750	5,340
Concur Technologies, Inc.	*†	3,019	100,321
DataTRAK International, Inc.	*	1,359	612
Datawatch Corp.	*	3,500	8,190
Double-Take Software, Inc.	*	1,672	22,973
Ebix, Inc.	*†	1,040	80,829
Epicor Software Corp.	*	3,383	23,377
EPIQ Systems, Inc.	*	2,722	38,652
ePresence, Inc.	*‡da	1,173	—
Evans & Sutherland Computer Co.	*	1,883	1,902
Evolving Systems, Inc.	*	1,054	2,393
Factset Research Systems, Inc.	†	2,999	169,024
Fair Isaac Corp.	†	3,740	77,680
FalconStor Software, Inc.	*†	1,374	9,728
infoGROUP, Inc.		2,708	11,888
Informatica Corp.	*	6,099	91,729
Interactive Intelligence, Inc.	*†	950	11,058
InterVoice, Inc.	*†	4,035	23,000
Jack Henry & Associates, Inc.	†	5,229	113,156
JDA Software Group, Inc.	*	2,379	43,060
Lawson Software, Inc.	*†	8,950	65,067
Magma Design Automation, Inc.	*†	3,929	23,849
Manhattan Associates, Inc.	*	2,125	50,426
McAfee, Inc.	*	10,396	353,776
Mentor Graphics Corp.	*†	5,458	86,236
Micros Systems, Inc.	*	5,578	170,073
MicroStrategy, Inc., Class A	*	791	51,217
Napster, Inc.	*	6,796	9,650
NAVTEQ Corp.	*	6,341	488,257
Netscout Systems, Inc.	*	3,784	40,413
Nuance Communications, Inc.	*†	11,463	179,625
Parametric Technology Corp.	*	6,972	116,223
Pegasystems, Inc.		2,142	28,831
Phoenix Technologies Ltd.	*	2,710	29,810
PLATO Learning, Inc.	*	1,826	4,839
Progress Software Corp.	*†	2,503	64,002
PROS Holdings, Inc.	*	1,506	16,912
QAD, Inc.		1,363	9,228
Quality Systems, Inc.	†	1,208	35,370
Quest Software, Inc.	*	4,128	61,136
Radiant Systems, Inc.	*†	2,709	29,068
Red Hat, Inc.	*	12,786	264,542
Renaissance Learning, Inc.	†	1,354	15,178
Salesforce.com, Inc.	*	6,750	460,553
Scientific Learning Corp.	*	3,146	12,112
Secure Computing Corp.	*	5,420	22,439
Smith Micro Software, Inc.	*†	2,612	14,888
Solera Holdings, Inc.	*	3,302	91,333
Sonic Foundry, Inc.	*	6,100	3,721
Sonic Solutions, Inc.	*†	1,810	10,788
SourceForge, Inc.	*†	6,619	10,590
SPSS, Inc.	*	1,231	44,771
SumTotal Systems, Inc.	*	1,899	8,887
Sybase, Inc.	*	6,272	184,522
Symyx Technologies	*†	1,965	13,716
Synchronoss Technologies, Inc.	*†	1,415	12,777
Synopsys, Inc.	*	9,737	232,812
Take-Two Interactive Software, Inc.	*	4,344	111,076
TeleCommunication Systems, Inc., Class A	*	6,400	29,632
THQ, Inc.	*†	4,685	94,918
TIBCO Software, Inc.	*	13,039	99,748
Tivo, Inc.	*	5,766	35,576
Tyler Technologies, Inc.	*	3,715	50,413
Ultimate Software Group, Inc.	*†	2,043	72,792
Vasco Data Security International, Inc.	*	1,767	18,607
Versant Corp.	*	330	8,643
VMware, Inc., Class A	*†	2,506	134,973
Wave Systems Corp., Class A	*	1,004	994
Wayside Technology Group, Inc.		1,787	13,974
Wind River Systems, Inc.	*	6,438	70,110

			6,348,070

Specialty Retail—2.2%
A.C. Moore Arts & Crafts, Inc.	*†	1,967	13,867
Aaron Rents, Inc.		3,865	86,305
Advance Auto Parts, Inc.		6,810	264,432
Aeropostale, Inc.	*	5,417	169,715
American Eagle Outfitters, Inc.		11,536	157,236
America’s Car-Mart, Inc.	*†	1,569	28,116
AnnTaylor Stores Corp.	*†	3,874	92,821
Asbury Automotive Group, Inc.		2,072	26,625
Barnes & Noble, Inc.	†	3,301	81,997
Bebe Stores, Inc.	†	2,040	19,604
Big 5 Sporting Goods Corp.	†	1,892	14,322
Blockbuster, Inc., Class A	*†	16,050	40,125
Borders Group, Inc.	†	3,582	21,492
Brown Shoe Co., Inc.		3,758	50,921
Buckle, Inc. (The)		1,042	47,651
Build-A-Bear Workshop, Inc., Class A	*	960	6,979
Cabela’s, Inc.	*†	3,090	34,021
Cache, Inc.	*†	2,130	22,791

See accompanying notes to financial statements.	237

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Carmax, Inc.	*†	14,256	$202,293
Casual Male Retail Group, Inc.	*†	2,471	7,537
Cato Corp. (The), Class A		1,762	25,091
Charlotte Russe Holding, Inc.	*†	1,100	19,536
Charming Shoppes, Inc.	*†	10,301	47,282
Chico’s FAS, Inc.	*†	11,979	64,327
Childrens Place Retail Stores, Inc. (The)	*†	2,219	80,106
Christopher & Banks Corp.		2,379	16,177
Circuit City Stores, Inc.	†	10,088	29,154
Coldwater Creek, Inc.	*†	3,983	21,030
Collective Brands, Inc.	*†	4,848	56,382
Cost Plus, Inc.	*†	2,725	6,813
CSK Auto Corp.	*	4,270	44,750
Dick’s Sporting Goods, Inc.	*	5,503	97,623
Dress Barn, Inc.	*†	2,592	34,681
DSW, Inc., Class A	*†	1,395	16,433
Eddie Bauer Holdings, Inc.	*	2,438	10,118
Finish Line, Class A	*†	3,667	31,903
Foot Locker, Inc.		10,828	134,809
Genesco, Inc.	*	1,421	43,866
Group 1 Automotive, Inc.		1,591	31,613
Guess ?, Inc.		3,690	138,191
Gymboree Corp.	*	1,960	78,537
Haverty Furniture Cos, Inc.	†	2,301	23,102
Hibbett Sports, Inc.	*†	1,926	40,639
Hot Topic, Inc.	*	2,815	15,229
J Crew Group, Inc.	*†	2,936	96,917
Jo-Ann Stores, Inc.	*†	2,192	50,482
JOS A. Bank Clothiers, Inc.	*†	1,078	28,837
Kirkland’s, Inc.	*†	833	1,874
Lithia Motors, Inc., Class A	†	2,689	13,230
MarineMax, Inc.	*†	3,026	21,696
Men’s Wearhouse, Inc.	†	3,382	55,093
Midas, Inc.	*†	1,278	17,253
Monro Muffler, Inc.		1,635	25,326
Mothers Work, Inc.	*	684	6,888
NexCen Brands, Inc.	*†	4,629	2,593
OfficeMax, Inc.		4,961	68,958
O’Reilly Automotive, Inc.	*	7,547	168,675
Pacific Sunwear of California, Inc.	*†	5,046	43,042
Penske Auto Group, Inc.	†	3,166	46,667
PEP Boys-Manny Moe & Jack	†	3,451	30,093
PetSmart, Inc.		8,991	179,370
Pier 1 Imports, Inc.	*†	6,447	22,178
Rent-A-Center, Inc., Class A	*	4,059	83,494
Rex Stores Corp.	*	1,034	11,943
Ross Stores, Inc.		8,596	305,330
Sally Beauty Holdings, Inc.	*†	6,343	40,976
Select Comfort Corp.	*	3,139	5,148
Sonic Automotive, Inc., Class A	†	1,869	24,091
Stage Stores, Inc.	†	3,672	42,852
Stein Mart, Inc.	†	5,792	26,122
Systemax, Inc.		1,358	23,969
Talbots, Inc.	†	1,205	13,966
Tractor Supply Co.	*†	2,356	68,418
Trans World Entertainment Corp.	*†	1,932	5,487
TravelCenters of America LLC	*	964	2,188
Tween Brands, Inc.	*	1,441	23,719
Urban Outfitters, Inc.	*†	7,217	225,098
West Marine, Inc.	*†	2,443	10,016
Wet Seal, Inc. (The), Class A	*†	16,190	77,226
Williams-Sonoma, Inc.	†	5,416	107,453
Zale Corp.	*†	2,902	54,819

			4,527,729

Textiles, Apparel & Luxury Goods—0.6%
Carter’s, Inc.	*†	2,956	40,852
Charles & Colvard Ltd.	*	693	776
Cherokee, Inc.	†	995	20,049
Columbia Sportswear Co.	†	940	34,545
CROCS, Inc.	*†	4,977	39,866
Culp, Inc.	*	888	6,234
Deckers Outdoor Corp.	*†	840	116,928
Forward Industries, Inc.	*	630	1,688
Fossil, Inc.	*†	3,335	96,948
Hallwood Group, Inc.	*	100	6,914
Hanesbrands, Inc.	*	5,900	160,126
Iconix Brand Group, Inc.	*†	4,935	59,615
Kenneth Cole Productions, Inc., Class A	†	956	12,141
K-Swiss, Inc., Class A	†	1,706	25,078
Lazare Kaplan International, Inc.	*	1,140	10,146
Movado Group, Inc.	†	1,527	30,235
Nitches, Inc.	*	2,850	2,765
Oxford Industries, Inc.	†	956	18,307
Phillips-Van Heusen Corp.		3,743	137,069
Quiksilver, Inc.	*	7,789	76,488
Skechers U.S.A., Inc., Class A	*†	2,697	53,293
Sport-Haley, Inc.	*	1,043	2,180
Steven Madden Ltd.	*	1,528	28,085
Tarrant Apparel Group	*	1,107	697
Timberland Co., Class A	*	3,249	53,121
Under Armour, Inc., Class A	*†	2,477	63,510
Unifi, Inc.	*†	9,669	24,366
Warnaco Group, Inc. (The)	*	2,900	127,803
Wolverine World Wide, Inc.		3,299	87,984

			1,337,809

Thrifts & Mortgage Finance—1.0%
Anchor Bancorp Wisconsin, Inc.	†	1,412	9,898
Astoria Financial Corp.		5,705	114,556
Bank Mutual Corp.	†	5,557	55,792
BankAtlantic Bancorp, Inc., Class A	†	3,411	6,003
BankUnited Financial Corp., Class A	†	2,413	2,317
Beneficial Mutual Bancorp, Inc.	*†	3,251	35,989
Brookline Bancorp, Inc.		6,167	58,895
Capitol Federal Financial	†	1,516	57,017
Centerline Holding Co.	†	3,935	6,571
CFS Bancorp, Inc.		1,873	22,083
Charter Financial Corp.		350	8,400
Corus Bankshares, Inc.	†	4,380	18,221
Dime Community Bancshares		3,549	58,594
Doral Financial Corp. (Puerto Rico)	*	585	7,921
Downey Financial Corp.	†	4,878	13,512
Federal Agricultural Mortgage Corp., Class C		1,507	37,344
First Financial Holdings, Inc.		990	17,008
First Financial Northwest, Inc.	†	2,164	21,489
First Financial Service Corp.		988	17,843
First Niagara Financial Group, Inc.	†	8,276	106,429
First Place Financial Corp.		1,727	16,234
FirstFed Financial Corp.	*†	2,632	21,161
Flagstar Bancorp, Inc.	†	2,770	8,338
Flushing Financial Corp.	†	1,450	27,478

238	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Franklin Bank Corp.	*†	1,930	$1,177
Guaranty Financial Group, Inc.	*†	6,461	34,696
Harrington West Financial Group, Inc.		1,172	4,489
Imperial Capital Bancorp, Inc.		680	3,896
IndyMac Bancorp, Inc.	†	6,281	3,894
Kearny Financial Corp.		3,008	33,088
NASB Financial, Inc.	†	529	9,406
New York Community Bancorp, Inc.	†	21,841	389,643
NewAlliance Bancshares, Inc.	†	7,265	90,667
Northwest Bancorp, Inc.		1,598	34,868
Ocwen Financial Corp.	*†	3,062	14,238
Parkvale Financial Corp.		1,077	25,126
People’s United Financial, Inc.		10,532	164,299
PFF Bancorp, Inc.	†	1,563	1,688
PMI Group, Inc. (The)	†	5,087	9,920
Provident Financial Services, Inc.		5,182	72,600
Provident New York Bancorp	†	3,488	38,577
Radian Group, Inc.		7,245	10,505
Riverview Bancorp, Inc.		2,602	19,255
SouthFirst Bancshares, Inc.		400	3,300
TFS Financial Corp.	†	6,639	76,946
TierOne Corp.		1,971	9,047
Triad Guaranty, Inc.	*†	5,663	5,890
Trustco Bank Corp.	†	7,080	52,534
United Western Bancorp, Inc.		974	12,233
Washington Federal, Inc.	†	5,612	101,577
Westfield Financial, Inc.	†	4,068	36,815
Willow Financial Bancorp, Inc.		1,237	10,082
WSFS Financial Corp.		610	27,206

			2,046,755

Tobacco—0.1%
Alliance One International, Inc.	*†	6,420	32,806
Universal Corp.	†	1,971	89,129
Vector Group Ltd.	†	2,389	38,534

			160,469

Trading Companies & Distributors—0.6%
Aceto Corp.		1,070	8,175
Aircastle Ltd. (Bermuda)	†	3,110	26,155
Applied Industrial Technologies, Inc.	†	2,868	69,320
Beacon Roofing Supply, Inc.	*†	2,640	28,010
Building Materials Holding Corp.		4,826	8,542
Electro Rent Corp.		951	11,925
Fastenal Co.		9,186	396,468
GATX Corp.		2,878	127,582
H&E Equipment Services, Inc.	*†	1,490	17,910
Houston Wire & Cable Co.	†	1,569	31,223
Interline Brands, Inc.	*	2,320	36,958
Kaman Corp., Class A		1,920	43,699
MSC Industrial Direct Co., Class A		2,782	122,714
Rush Enterprises, Inc., Class A	*	3,059	36,739
United Rentals, Inc.	*	5,536	108,561
Watsco, Inc.	†	1,593	66,587
WESCO International, Inc.	*	2,870	114,915
Willis Lease Finance Corp.	*	1,234	13,179

			1,268,662

Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	3,017	76,300

Water Utilities—0.2%
American States Water Co.	†	1,492	52,130
American Water Works Co., Inc.	*	3,772	83,663
Aqua America, Inc.		8,998	143,698
California Water Service Group	†	1,589	52,072
Connecticut Water Service, Inc.	†	500	11,200
Middlesex Water Co.		550	9,125
SJW Corp.	†	1,012	26,717
Southwest Water Co.	†	2,215	22,194

			400,799

Wireless Telecommunication Services—1.2%
Centennial Communications Corp.	*	5,437	38,005
Clearwire Corp., Class A	*†	4,151	53,797
Crown Castle International Corp.	*	17,141	663,871
FiberTower Corp.	*†	6,580	9,212
iPCS, Inc.	*†	1,789	53,008
Kratos Defense & Security Solutions, Inc.	*†	2,399	4,702
LCC International, Inc., Class A	*	1,000	960
Leap Wireless International, Inc.	*	3,284	141,770
MetroPCS Communications, Inc.	*	12,141	215,017
NII Holdings, Inc., Class B	*	11,168	530,368
Rural Cellular Corp., Class A	*	1,266	56,350
SBA Communications Corp., Class A	*	7,115	256,211
Syniverse Holdings, Inc.	*	1,860	30,132
Telephone & Data Systems, Inc.	†	5,823	275,253
Telephone & Data Systems, Inc. (Special Shares), Class L		1,314	57,947
US Cellular Corp.	*	921	52,083

			2,438,686

TOTAL COMMON STOCKS (Cost $180,142,016)			203,687,081

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bill—0.1%
U.S. Treasury Bill
1.959%	09/18/2008	‡‡
(Cost $184,209)			$185,000	184,276

See accompanying notes to financial statements.	239

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
RIGHTS—0.0%
Apparel—0.0%
Mossimo, Inc.,
Expires TBD	*‡da
(Cost $—)		2,807	$—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc.,
Expires 02/7/2010	*‡da	264	—
Equitex, Inc.,
Expires 02/7/2010	*‡da	264	—
Pegasus Wireless Corp.,
Expires 08/11/2008	*‡da	200	—

TOTAL WARRANTS (Cost $—)			—

CASH EQUIVALENTS—27.0%
Institutional Money Market Funds—27.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	11,692,039	11,692,039
AIM Short-Term Investments Trust Prime Assets Portfolio	††	40,748,813	40,748,813
JPMorgan Prime Money Market Fund, Capital Shares		3,750,556	3,750,556

TOTAL CASH EQUIVALENTS (Cost $56,191,408)			56,191,408

TOTAL INVESTMENTS—125.1% (Cost $236,517,633)			260,062,765
Other assets less liabilities—(25.1%)			(52,256,833)

NET ASSETS—100.0%			$207,805,932

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing.
d	Security has no market value at 06/30/2008.
a	Illiquid Security.
‡	Security valued at fair value as determined by policies approved by the board of directors.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

240	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—95.4%
Australia—6.6%
AGL Energy Ltd.		7,248	$99,285
Alumina Ltd.		20,052	91,027
Amcor Ltd.		11,838	57,349
AMP Ltd.		30,846	197,512
Aristocrat Leisure Ltd.		6,119	37,583
Asciano Group		9,173	30,512
ASX Ltd.		3,254	97,977
Australia & New Zealand Banking Group Ltd.		30,788	553,341
AXA Asia Pacific Holdings Ltd.		14,164	63,507
Babcock & Brown Ltd.	†	3,777	27,117
Bendigo and Adelaide Bank Ltd.	†	3,459	36,248
BHP Billiton Ltd.		55,892	2,378,780
Billabong International Ltd.		3,672	37,974
BlueScope Steel Ltd.		12,806	139,148
Boart Longyear Group		23,649	50,568
Boral Ltd.		7,953	43,082
Brambles Ltd.		22,972	192,274
Caltex Australia Ltd.		2,904	36,285
CFS Retail Property Trust REIT	†	24,195	42,927
Coca-Cola Amatil Ltd.		7,823	52,573
Cochlear Ltd.		767	32,214
Commonwealth Bank of Australia		22,089	851,740
Computershare Ltd.		9,803	86,409
Crown Ltd.		8,998	80,041
CSL Ltd.		8,915	305,169
CSR Ltd.		18,904	44,343
Dexus Property Group REIT		55,958	74,079
Fairfax Media Ltd.		24,051	67,566
Fortescue Metals Group Ltd.	*	21,130	240,058
Foster’s Group Ltd.		31,606	153,650
Goodman Fielder Ltd.		12,355	16,647
Goodman Group REIT		24,482	72,527
GPT Group REIT		30,675	65,364
Harvey Norman Holdings Ltd.		10,998	32,548
Incitec Pivot Ltd.		766	135,635
Insurance Australia Group Ltd.		31,863	106,174
Leighton Holdings Ltd.	†	2,521	122,759
Lend Lease Corp. Ltd.	†	6,835	62,625
Lion Nathan Ltd.		6,303	51,632
Macquarie Airports		9,138	18,074
Macquarie Group Ltd.	†	4,238	197,302
Macquarie Infrastructure Group	†	40,325	89,724
Macquarie Office Trust REIT		42,146	31,448
Meinl European Land Ltd.	*	5,430	60,879
Metcash Ltd.		10,088	35,789
Mirvac Group REIT		19,844	56,358
National Australia Bank Ltd.		27,496	698,164
Newcrest Mining Ltd.		7,242	200,987
OneSteel Ltd.		14,808	105,552
Orica Ltd.		5,586	156,785
Origin Energy Ltd.		16,532	255,776
Oxiana Ltd.	†	43,462	108,844
Paladin Energy Ltd.	*	9,064	55,341
Perpetual Ltd.		532	21,809
Qantas Airways Ltd.		18,484	53,864
QBE Insurance Group Ltd.		14,106	303,294
Rio Tinto Ltd.		4,708	609,155
Santos Ltd.		10,914	224,801
Sims Group Ltd.		2,622	104,848
Sonic Healthcare Ltd.		5,297	73,968
St George Bank Ltd.		8,511	221,458
Stockland REIT		24,404	126,188
Suncorp-Metway Ltd.		16,390	205,385
Tabcorp Holdings Ltd.		9,246	86,935
Tatts Group Ltd.		17,158	38,708
Telstra Corp. Ltd.		76,003	308,828
Toll Holdings Ltd.		9,173	53,080
Transurban Group	†	18,847	76,620
Wesfarmers Ltd.		13,328	477,158
Westfield Group REIT		28,734	448,986
Westpac Banking Corp.		31,404	603,175
Woodside Petroleum Ltd.		7,778	502,740
Woolworths Ltd.		20,256	474,696
WorleyParsons Ltd.		2,239	81,127

			14,034,095

Austria—0.6%
Andritz AG		484	30,359
Erste Bank der Oesterreichischen Sparkassen AG	†	3,450	213,370
Immoeast AG	*	7,515	66,458
Immofinanz Immobilien Anlagen AG		7,160	73,719
OMV AG		2,644	206,576
Raiffeisen International Bank Holding AG	†	778	98,846
Strabag SE	†	850	66,039
Telekom Austria AG		6,281	136,101
Verbund—Oesterreichische Elektrizitaetswirtschafts AG, Class A		1,510	134,834
Vienna Insurance Group		618	40,723
Voestalpine AG		1,825	149,349
Wienerberger AG	†	1,303	54,482

			1,270,856

Belgium—1.0%
Belgacom SA		2,883	123,686
Colruyt SA		332	87,515
Delhaize Group		1,861	124,646
Dexia SA	†	8,587	136,721
Fortis		34,845	553,492
Groupe Bruxelles Lambert SA		1,526	165,878
InBev NV		3,045	210,534
KBC Ancora		284	24,730
KBC Groep NV		2,886	319,022
Mobistar SA		449	36,242
Nationale A Portefeuille		359	26,800
Solvay SA		1,015	132,234
UCB SA		2,101	77,509
Umicore		1,995	98,121

			2,117,130

Bermuda—0.1%
Seadrill Ltd.		4,479	136,713

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	39,781

Denmark—1.0%
A P Moller—Maersk A/S, Class B		18	219,546
A P Moller—Maersk A/S, Class A		8	97,730
Carlsberg A/S, Class B		1,354	130,430
Coloplast A/S, Class B		274	23,801
Danisco A/S		833	53,406

See accompanying notes to financial statements.	241

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Danske Bank A/S		7,929	$228,314
DSV A/S		4,086	97,476
FLSmidth & Co. A/S		950	103,793
Jyske Bank A/S	*	1,193	70,987
Novo Nordisk A/S, Class B		7,599	500,246
Novozymes A/S, Class B		839	75,533
Sydbank A/S		700	26,604
Topdanmark A/S	*	339	51,009
TrygVesta AS		350	24,704
Vestas Wind Systems A/S	*	3,110	404,913
William Demant Holding	*	358	23,512

			2,132,004

Finland—1.5%
Cargotec Corp., Class B		834	28,854
Elisa Oyj	†	1,951	40,720
Fortum Oyj		7,265	367,721
Kesko Oyj, Class B		1,238	39,835
Kone Oyj, Class B		3,042	106,335
Metso Oyj		2,116	95,772
Neste Oil Oyj	†	2,491	73,011
Nokia Oyj		65,558	1,602,425
Nokian Renkaat Oyj		1,550	73,519
Orion Oyj, Class B		1,592	31,618
Outokumpu Oyj		2,272	78,953
Pohjola Bank plc		1,100	18,990
Rautaruukki Oyj		1,584	71,903
Sampo Oyj, Class A		7,783	195,514
SanomaWSOY Oyj		1,909	42,234
Stora Enso Oyj, Class R		9,940	92,608
UPM-Kymmene Oyj		9,367	152,625
Wartsila Oyj		1,429	89,230
YIT Oyj		1,800	44,948

			3,246,815

France—9.5%
Accor SA		3,273	217,425
Aeroports de Paris		565	52,721
Air France-KLM		2,488	59,346
Air Liquide		4,186	551,089
Alcatel-Lucent	*	38,733	233,825
Alstom SA		1,670	382,940
Atos Origin		1,417	78,054
AXA SA		25,733	758,244
BNP Paribas		13,782	1,240,612
Bouygues		3,628	239,363
Bureau Veritas SA		488	28,926
Cap Gemini SA		2,519	147,682
Carrefour SA		10,925	615,817
Casino Guichard Perrachon SA		865	97,683
Christian Dior SA		796	81,767
Cie de Saint-Gobain	†	4,861	301,044
Cie Generale de Geophysique-Veritas	*	2,080	98,203
Cie Generale d’Optique Essilor International SA	†	3,156	192,513
CNP Assurances		676	76,217
Compagnie Generale des Etablissements Michelin, Class B		2,404	171,900
Credit Agricole SA	†	14,914	302,760
Dassault Systemes SA		1,254	76,126
Eiffage SA		489	33,396
Electricite de France		3,010	285,139
Eramet		86	84,999
Eurazeo		242	25,751
Eutelsat Communications		1,153	31,984
France Telecom SA		30,288	888,256
Gaz de France SA	†	3,477	222,627
Gecina SA REIT		146	17,645
Groupe Danone	†	7,418	519,067
Hermes International		1,113	174,761
Icade REIT		336	39,185
Imerys SA		730	52,714
JC Decaux SA		1,530	38,783
Klepierre REIT		990	49,632
Lafarge SA		2,413	367,951
Lagardere SCA		2,073	117,266
Legrand SA		862	21,691
L’Oreal SA		4,245	460,439
LVMH Moet Hennessy Louis Vuitton SA		4,140	431,871
M6-Metropole Television		1,711	36,815
Natixis		6,203	68,282
Neopost SA		600	63,258
PagesJaunes Groupe	†	1,314	19,219
Pernod-Ricard SA		2,725	278,072
Peugeot SA	†	2,438	131,681
PPR		1,274	140,640
Publicis Groupe		2,281	73,595
Renault SA		3,133	254,984
Safran SA		2,404	46,366
Sanofi-Aventis SA		16,979	1,128,263
Schneider Electric SA		3,613	388,680
SCOR SE		3,593	81,812
Societe BIC SA		239	12,477
Societe Generale		7,865	681,887
Societe Television Francaise 1		2,508	41,751
Sodexo		1,672	109,381
Suez SA		17,217	1,167,096
Suez SA VVPR Strips	*	880	14
Technip SA		1,700	156,875
Thales SA		1,497	85,152
Total SA		35,908	3,056,428
Unibail-Rodamco REIT	*	1,288	296,797
Valeo SA		1,258	40,266
Vallourec		870	304,265
Veolia Environnement		5,919	330,441
Vinci SA	†	6,855	418,593
Vivendi Universal SA		19,737	744,208
Wendel		384	38,878
Zodiac SA		569	26,031

			20,089,621

Germany—8.3%
Adidas AG		3,316	208,818
Allianz SE (Registered)		7,464	1,312,940
Arcandor AG	*	920	10,710
BASF SE		16,122	1,111,149
Bayer AG	†	12,337	1,038,012
Bayerische Motoren Werke AG	†	4,977	239,128
Beiersdorf AG		1,579	115,923
Bilfinger Berger AG		720	62,434
Celesio AG		1,532	55,333
Commerzbank AG	†	10,489	311,605
Continental AG	†	2,550	262,468
Daimler AG		15,194	942,419
Deutsche Bank AG (Registered)		8,617	743,860
Deutsche Boerse AG		3,297	372,693
Deutsche Lufthansa AG		4,369	94,134
Deutsche Post AG		13,562	354,091
Deutsche Postbank AG		1,429	125,629
Deutsche Telekom AG		48,159	789,336
E.ON AG		10,375	2,091,018

242	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fresenius Medical Care AG & Co. KGaA		3,132	$172,564
Fresenius SE		330	28,573
GEA Group AG		2,256	79,653
Hamburger Hafen und Logistik AG		293	22,758
Hannover Rueckversicherung AG		795	39,160
HeidelbergCement AG		348	50,468
Henkel AG & Co. KGaA		2,008	75,294
Hochtief AG		816	82,770
Hypo Real Estate Holding AG	†	3,623	101,939
Infineon Technologies AG	*	12,151	105,465
IVG Immobilien AG		1,302	25,645
K+S AG		590	339,698
Linde AG		2,048	287,662
MAN AG		1,752	194,269
Merck KGAA		1,015	144,233
Metro AG		2,019	128,801
Muenchener Rueckversicherungs AG		3,413	598,618
Puma AG Rudolf Dassler Sport		91	30,475
Q-Cells AG	*	906	91,779
Rheinmetall AG		723	52,190
RWE AG	†	7,554	953,736
Salzgitter AG		639	117,057
SAP AG	†	14,938	781,815
Siemens AG		14,506	1,608,134
Solarworld AG	†	1,548	73,665
ThyssenKrupp AG		5,881	368,942
TUI AG	†	3,859	89,335
United Internet AG		1,658	32,666
Volkswagen AG	†	2,443	705,656
Wacker Chemie AG		213	44,498

			17,669,218

Greece—0.6%
Alpha Bank AE		6,130	185,577
Coca Cola Hellenic Bottling Co. SA		2,441	66,412
EFG Eurobank Ergasias SA		5,185	123,458
Hellenic Petroleum SA		890	12,232
Hellenic Telecommunications Organization SA	*	4,880	122,933
Marfin Investment Group SA	*	10,995	86,986
National Bank of Greece SA		7,807	351,368
OPAP SA		3,163	110,670
Piraeus Bank SA		4,966	135,156
Public Power Corp. SA		2,009	69,682
Titan Cement Co. SA		500	19,856

			1,284,330

Hong Kong—2.0%
ASM Pacific Technology Ltd.		2,000	15,116
Bank of East Asia Ltd.		25,200	137,011
BOC Hong Kong Holdings Ltd.		59,500	157,718
Cathay Pacific Airways Ltd.		18,000	34,284
Cheung Kong Holdings Ltd.		24,000	324,552
Cheung Kong Infrastructure Holdings Ltd.		5,000	21,186
CLP Holdings Ltd.		31,000	265,850
Esprit Holdings Ltd.		17,500	182,219
Hang Lung Group Ltd.		12,000	53,520
Hang Lung Properties Ltd.		38,000	121,994
Hang Seng Bank Ltd.		12,300	259,704
Henderson Land Development Co. Ltd.		20,000	125,045
Hong Kong & China Gas Co. Ltd.		72,600	172,756
Hong Kong Exchanges and Clearing Ltd.		18,000	263,677
HongKong Electric Holdings	†	26,000	155,576
Hopewell Holdings		11,000	39,102
Hutchison Telecommunications International Ltd.	*	28,000	39,650
Hutchison Whampoa Ltd.		35,000	352,951
Hysan Development Co. Ltd.		7,000	19,263
Kerry Properties Ltd.		11,000	57,850
Kingboard Chemical Holdings Ltd.		11,000	50,791
Li & Fung Ltd.		39,600	119,491
Link (The) REIT		38,000	86,585
Mongolia Energy Co. ltd	*†	56,000	108,213
MTR Corp.		27,000	85,063
New World Development Ltd.		37,600	76,801
Noble Group Ltd.		31,200	54,609
Orient Overseas International Ltd.		2,200	11,019
Pacific Basin Shipping Ltd.		28,000	40,064
PCCW Ltd.		58,000	35,127
Pou Sheng International Holdings Ltd.	*	275	85
Shangri-La Asia Ltd.		18,000	42,175
Shun Tak Holdings Ltd.	†	12,000	11,248
Sino Land Co.		26,000	51,743
Sun Hung Kai Properties Ltd.		23,000	312,664
Swire Pacific Ltd.		14,500	148,420
Television Broadcasts Ltd.		5,000	28,881
Wharf Holdings Ltd.		21,125	88,443
Wheelock & Co. Ltd.		8,000	21,495
Wing Hang Bank Ltd.		2,000	26,487
Yue Yuen Industrial Holdings Ltd.		11,000	26,134

			4,224,562

Ireland—0.6%
Allied Irish Banks plc		14,714	226,756
Anglo Irish Bank Corp. plc		11,206	104,524
Bank of Ireland		17,295	149,174
CRH plc		9,192	267,152
Elan Corp. plc	*	7,416	262,279
Experian Group Ltd.		17,497	129,407
Kerry Group plc, Class A		2,758	81,409

			1,220,701

Italy—3.6%
A2A SpA		17,876	65,268
Alleanza Assicurazioni SpA		6,413	69,367
Assicurazioni Generali SpA		17,887	683,612
Atlantia SpA		4,057	122,532
Autogrill SpA	*†	2,618	31,302
Banca Carige SpA		9,271	32,607
Banca Monte dei Paschi di Siena SpA		33,744	95,113
Banca Popolare di Milano Scarl		8,299	77,459
Banco Popolare SC		10,888	192,351
Bulgari SpA		2,013	20,236
Enel SpA	†	73,413	696,425
ENI SpA		43,293	1,608,347
Fiat SpA		11,496	187,119
Finmeccanica SpA		4,830	126,285
Fondiaria-Sai SpA		1,454	47,917
IFIL—Investments SpA		3,300	21,326

See accompanying notes to financial statements.	243

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Intesa Sanpaolo SpA		130,790	$743,520
Intesa Sanpaolo SpA RNC		14,283	73,598
Italcementi SpA		992	16,411
Lottomatica SpA		894	26,637
Luxottica Group SpA	†	2,714	63,339
Mediaset SpA		13,265	87,245
Mediobanca SpA		7,721	130,847
Mediolanum SpA		3,095	12,816
Parmalat SpA		23,969	62,352
Pirelli & C SpA		39,884	27,363
Prysmian SpA		1,905	48,093
Saipem SpA		3,909	182,697
Snam Rete Gas SpA		14,205	96,827
Telecom Italia RNC		100,213	161,781
Telecom Italia SpA	†	176,142	352,300
Terna Rete Elettrica Nazionale SpA	†	24,044	101,603
UniCredit SpA		183,799	1,118,020
Unione di Banche Italiane SCPA		10,800	252,349
Unipol Gruppo Finanziario SpA		21,870	51,383

			7,686,447

Japan—20.5%
77 Bank Ltd. (The)		8,000	50,305
Acom Co. Ltd.		960	29,714
Advantest Corp.		2,400	50,587
Aeon Co. Ltd.		11,500	142,354
Aeon Credit Service Co. Ltd.		900	11,278
Aeon Mall Co. Ltd.		600	17,749
Aiful Corp.		2,075	24,004
Aisin Seiki Co. Ltd.		3,200	105,116
Ajinomoto Co., Inc.	†	11,000	104,213
Alfresa Holdings Corp.		700	50,100
All Nippon Airways Co. Ltd.	†	9,000	33,660
Alps Electric Co. Ltd.		2,000	20,686
Amada Co. Ltd.		5,000	39,555
Aozora Bank Ltd.		6,000	13,725
Asahi Breweries Ltd.	†	7,600	142,071
Asahi Glass Co. Ltd.		16,000	193,711
Asahi Kasei Corp.		22,000	115,344
Asics Corp.		4,000	43,719
Astellas Pharma, Inc.		8,275	351,896
Bank of Kyoto Ltd. (The)		4,000	41,810
Bank of Yokohama Ltd. (The)		21,000	145,221
Benesse Corp.		900	36,451
Bridgestone Corp.		11,200	171,819
Brother Industries Ltd.		2,300	31,712
Canon Marketing Japan, Inc.		900	15,831
Canon, Inc.		18,000	926,567
Casio Computer Co. Ltd.		4,500	51,203
Central Japan Railway Co.		26	286,584
Chiba Bank Ltd. (The)		14,000	98,304
Chubu Electric Power Co., Inc.		11,400	278,456
Chugai Pharmaceutical Co. Ltd.	†	4,500	71,954
Chugoku Bank Ltd. (The)		2,000	29,058
Chugoku Electric Power Co., Inc. (The)		4,000	85,354
Chuo Mitsui Trust Holdings, Inc.		13,000	77,430
Citizen Holdings Co. Ltd.		4,700	35,856
Coca-Cola West Holdings Co. Ltd.	†	1,200	28,005
Cosmo Oil Co. Ltd.		12,000	43,478
Credit Saison Co. Ltd.	†	2,400	50,344
CSK Holdings Corp.		800	15,762
Dai Nippon Printing Co. Ltd.		11,000	161,944
Daicel Chemical Industries Ltd.		3,000	16,899
Daido Steel Co. Ltd.		8,000	44,764
Daiichi Sankyo Co. Ltd.		11,702	322,371
Daikin Industries Ltd.		4,200	212,364
Daito Trust Construction Co. Ltd.		1,600	77,602
Daiwa House Industry Co. Ltd.		9,000	84,724
Daiwa Securities Group, Inc.		22,000	202,307
Dena Co. Ltd.		5	29,451
Denki Kagaku Kogyo K K		6,000	22,251
Denso Corp.		7,900	272,087
Dentsu, Inc.		33	70,028
DIC Corp.		14,000	40,628
Dowa Holdings Co., Ltd.	†	3,000	21,915
East Japan Railway Co.		56	456,137
Eisai Co. Ltd.		4,100	144,828
Electric Power Development Co. Ltd.		2,340	86,875
Elpida Memory, Inc.	*†	1,500	48,106
FamilyMart Co. Ltd.		600	24,559
Fanuc Ltd.		3,100	303,172
Fast Retailing Co. Ltd.		1,000	94,873
Fuji Electric Holdings Co. Ltd.	†	7,000	24,750
Fuji Heavy Industries Ltd.		7,000	34,341
FUJIFILM Holdings Corp.		8,500	292,787
Fujitsu Ltd.		30,000	222,775
Fukuoka Financial Group, Inc.		12,000	54,246
Furukawa Electric Co. Ltd.		8,000	34,822
Gunma Bank Ltd. (The)		5,000	33,333
Hachijuni Bank Ltd. (The)		6,000	38,929
Hakuhodo DY Holdings, Inc.		660	35,229
Hankyu Hanshin Holdings, Inc.		18,600	78,158
Haseko Corp.		17,000	22,747
Hikari Tsushin, Inc.		200	6,598
Hino Motors Ltd.		2,000	12,422
Hirose Electric Co. Ltd.		630	63,301
Hiroshima Bank Ltd. (The)		10,000	44,587
Hisamitsu Pharmaceutical Co., Inc.		800	34,836
Hitachi Chemical Co. Ltd.		2,300	47,467
Hitachi Construction Machinery Co. Ltd.		2,000	56,072
Hitachi High-Technologies Corp.		700	16,243
Hitachi Ltd.		58,000	417,686
Hokkaido Electric Power Co., Inc.		3,000	61,096
Hokuhoku Financial Group, Inc.		19,000	55,114
Hokuriku Electric Power Co.		2,400	57,076
Honda Motor Co. Ltd.		26,300	897,531
HOYA Corp.		7,100	164,452
Ibiden Co. Ltd.		2,200	80,115
Idemitsu Kosan Co. Ltd.		200	17,787
IHI Corp.		21,000	42,538
Inpex Holdings, Inc.		14	176,797
Isetan Mitsukoshi Holdings Ltd.	*†	5,940	63,604
Isuzu Motors Ltd.		18,000	86,679
Ito En Ltd.	†	800	12,602
ITOCHU Corp.		25,000	266,544
Itochu Techno-Solutions Corp.		300	9,749
Iyo Bank Ltd./The		3,000	35,126
J Front Retailing Co. Ltd.		8,600	45,531

244	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Jafco Co. Ltd.		400	$13,695
Japan Airlines Corp.	*	14,000	29,405
Japan Petroleum Exploration Co.		500	35,697
Japan Prime Realty Investment Corp. REIT		12	35,504
Japan Real Estate Investment Corp. REIT		6	63,372
Japan Retail Fund Investment Corp. REIT		4	23,063
Japan Steel Works Ltd. (The)		6,000	116,699
Japan Tobacco, Inc.		78	332,659
JFE Holdings, Inc.	†	8,900	448,722
JGC Corp.		3,000	59,075
Joyo Bank Ltd. (The)		14,000	68,180
JS Group Corp.		4,900	78,017
JSR Corp.		3,800	75,518
JTEKT Corp.		3,700	58,781
Jupiter Telecommunications Co. Ltd.		23	17,842
Kajima Corp.	†	19,000	66,472
Kamigumi Co. Ltd.		5,000	37,908
Kaneka Corp.		6,000	40,871
Kansai Electric Power Co., Inc. (The)		12,600	295,185
Kansai Paint Co. Ltd.		2,000	13,849
Kao Corp.		9,000	236,272
Kawasaki Heavy Industries Ltd.		30,000	80,130
Kawasaki Kisen Kaisha Ltd.		9,000	84,579
KDDI Corp.		46	284,621
Keihin Electric Express Railway Co. Ltd.	†	7,000	43,388
Keio Corp.	†	12,000	60,729
Keisei Electric Railway Co. Ltd.		7,000	35,832
Keyence Corp.		630	150,175
Kikkoman Corp.		2,000	24,432
Kinden Corp.		1,000	10,095
Kintetsu Corp.	†	30,000	94,107
Kirin Holdings Co. Ltd.		13,000	203,285
Kobe Steel Ltd.		46,000	131,727
Komatsu Ltd.		15,000	418,892
Konami Corp.		1,200	41,971
Konica Minolta Holdings, Inc.		7,500	127,039
Kubota Corp.		19,000	136,551
Kuraray Co. Ltd.		7,000	83,523
Kurita Water Industries Ltd.	†	1,500	55,655
Kyocera Corp.		2,900	273,567
Kyowa Hakko Kogyo Co. Ltd.		4,000	41,011
Kyushu Electric Power Co., Inc.		6,000	125,549
Lawson, Inc.		800	38,976
Leopalace21 Corp.		2,400	34,429
Mabuchi Motor Co. Ltd.		400	21,724
Makita Corp.		2,100	85,942
Marubeni Corp.		27,000	225,207
Marui Group Co. Ltd.	†	4,000	31,141
Matsushita Electric Industrial Co. Ltd.		31,000	663,207
Matsushita Electric Works Ltd.		7,000	71,431
Mazda Motor Corp.		12,000	62,469
Mediceo Paltac Holdings Co. Ltd.		2,100	38,672
Meiji Dairies Corp.		6,000	30,787
Minebea Co. Ltd.		5,000	28,594
Mitsubishi Chemical Holdings Corp.		22,000	128,106
Mitsubishi Corp.		22,300	734,801
Mitsubishi Electric Corp.		33,000	356,924
Mitsubishi Estate Co. Ltd.		19,000	434,998
Mitsubishi Gas Chemical Co., Inc.		7,000	50,428
Mitsubishi Heavy Industries Ltd.		56,000	267,472
Mitsubishi Logistics Corp.	†	3,000	32,859
Mitsubishi Materials Corp.		18,000	76,975
Mitsubishi Motors Corp.	*	52,000	94,655
Mitsubishi Rayon Co. Ltd.	†	10,000	31,542
Mitsubishi Tanabe Pharma Corp.		4,000	52,499
Mitsubishi UFJ Financial Group, Inc.		167,820	1,483,100
Mitsubishi UFJ Lease & Finance Co. Ltd.		710	30,850
Mitsubishi UFJ NICOS Co, Ltd.	*	6,000	19,850
Mitsui & Co. Ltd.		28,000	617,990
Mitsui Chemicals, Inc.	†	13,000	64,197
Mitsui Engineering & Shipbuilding Co. Ltd.	†	12,000	38,058
Mitsui Fudosan Co. Ltd.		14,000	299,642
Mitsui Mining & Smelting Co. Ltd.		12,000	35,434
Mitsui OSK Lines Ltd.		18,000	256,715
Mitsui Sumitomo Insurance Group Holdings, Inc.	*	6,300	217,738
Mitsumi Electric Co. Ltd.		1,700	37,901
Mizuho Financial Group, Inc.		157	730,495
Mizuho Trust & Banking Co. Ltd.		18,000	31,027
Murata Manufacturing Co. Ltd.		3,600	169,843
Namco Bandai Holdings, Inc.		4,150	47,057
NEC Corp.		34,000	178,516
NEC Electronics Corp.	*†	300	7,497
NGK Insulators Ltd.		5,000	97,478
NGK Spark Plug Co. Ltd.	†	2,000	23,021
NHK Spring Co. Ltd.		2,000	15,962
Nidec Corp.		2,000	133,219
Nikon Corp.	†	6,000	175,639
Nintendo Co. Ltd.		1,700	964,025
Nippon Building Fund, Inc. REIT		7	82,549
Nippon Electric Glass Co. Ltd.		6,500	112,983
Nippon Express Co. Ltd.		14,000	67,236
Nippon Meat Packers, Inc.		2,000	27,101
Nippon Mining Holdings, Inc.		16,000	100,458
Nippon Oil Corp.		21,000	141,484
Nippon Paper Group, Inc.		21	57,451
Nippon Sheet Glass Co. Ltd.	†	8,000	39,650
Nippon Steel Corp.		87,000	471,508
Nippon Telegraph & Telephone Corp.		87	429,282
Nippon Yusen Kabushiki Kaisha		18,000	173,373
Nipponkoa Insurance Co. Ltd.		9,000	78,164
Nishi-Nippon City Bank Ltd. (The)		16,000	47,718
Nissan Chemical Industries Ltd.		2,000	24,611
Nissan Motor Co. Ltd.		36,800	305,642
Nisshin Seifun Group, Inc.		2,200	27,652
Nisshin Steel Co. Ltd.		15,000	51,060
Nisshinbo Industries, Inc.	†	4,000	47,603
Nissin Food Products Co. Ltd.	†	2,000	67,057
Nitori Co. Ltd.		300	15,411
Nitto Denko Corp.		2,800	107,633
NOK Corp.		1,400	22,280

See accompanying notes to financial statements.	245

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nomura Holdings, Inc.		29,000	$429,443
Nomura Real Estate Holdings, Inc.		600	12,678
Nomura Real Estate Office Fund, Inc. REIT		5	37,656
Nomura Research Institute Ltd.		2,250	52,755
NSK Ltd.		7,000	61,334
NTN Corp.		9,000	60,012
NTT Data Corp.		25	97,874
NTT DoCoMo, Inc.		279	409,220
NTT Urban Development Corp.	†	24	31,464
Obayashi Corp.		11,000	49,855
Obic Co. Ltd.	†	100	16,816
Odakyu Electric Railway Co. Ltd.		9,000	58,497
OJI Paper Co. Ltd.		16,000	75,245
OKUMA Corp.		2,000	19,911
Olympus Corp.	†	4,000	135,605
Omron Corp.		4,100	88,490
Ono Pharmaceutical Co. Ltd.		1,300	71,697
Onward Holdings Co. Ltd.		2,000	21,029
Oracle Corp. Japan	†	300	12,231
Oriental Land Co. Ltd.		700	41,821
ORIX Corp.		1,530	219,137
Osaka Gas Co. Ltd.		35,000	128,390
OSAKA Titanium Technologies Co.	†	200	10,504
Otsuka Corp.		200	13,812
Pioneer Corp.		2,000	16,089
Promise Co. Ltd.		1,060	29,636
Rakuten, Inc.		94	47,454
Resona Holdings, Inc.	†	94	144,378
Ricoh Co. Ltd.		12,000	217,192
Rohm Co. Ltd.		1,900	109,705
Sankyo Co. Ltd.		600	39,094
Santen Pharmaceutical Co. Ltd.		700	17,568
Sanyo Electric Co. Ltd.	*†	21,000	48,824
Sapporo Hokuyo Holdings, Inc.		4	27,067
Sapporo Holdings Ltd.		4,000	28,005
SBI Holdings, Inc.		111	24,294
SBI SECURITIES Co. Ltd.		25	19,526
Secom Co. Ltd.		3,500	170,479
Sega Sammy Holdings, Inc.		4,348	38,062
Seiko Epson Corp.		1,800	49,471
Sekisui Chemical Co. Ltd.		8,000	54,559
Sekisui House Ltd.		8,000	74,794
Seven & I Holdings Co. Ltd.		14,240	407,735
Sharp Corp.		17,000	277,122
Shikoku Electric Power Co., Inc.		2,700	74,240
Shimadzu Corp.		3,000	29,914
Shimamura Co. Ltd.		500	30,830
Shimano, Inc.		1,000	50,268
Shimizu Corp.		10,000	47,385
Shin-Etsu Chemical Co. Ltd.		6,700	415,769
Shinko Electric Industries Co. Ltd.		800	9,900
Shinko Securities Co. Ltd.		13,000	38,329
Shinsei Bank Ltd.		14,000	47,994
Shionogi & Co. Ltd.		4,000	79,199
Shiseido Co. Ltd.		6,000	137,502
Shizuoka Bank Ltd. (The)		11,000	112,416
Showa Denko KK		22,000	58,407
Showa Shell Sekiyu KK		2,900	31,838
SMC Corp.		1,100	120,732
Softbank Corp.	†	12,200	205,728
Sojitz Corp.		17,200	57,377
Sompo Japan Insurance, Inc.		14,000	131,635
Sony Corp.		17,000	745,172
Sony Financial Holdings, Inc.		18	72,467
Stanley Electric Co. Ltd.		2,500	60,609
Sumco Corp.		1,900	42,096
Sumitomo Chemical Co. Ltd.		28,000	176,402
Sumitomo Corp.		18,000	236,489
Sumitomo Electric Industries Ltd.		12,600	160,014
Sumitomo Heavy Industries Ltd.		10,000	67,824
Sumitomo Metal Industries Ltd.		66,000	290,585
Sumitomo Metal Mining Co. Ltd.		9,000	137,667
Sumitomo Mitsui Financial Group, Inc.		111	834,743
Sumitomo Realty & Development Co. Ltd.		6,000	119,358
Sumitomo Rubber Industries, Inc.		1,900	14,212
Sumitomo Trust & Banking Co. Ltd. (The)		22,000	153,695
Suruga Bank Ltd.		4,000	52,079
Suzuken Co. Ltd.		960	35,461
Suzuki Motor Corp.	†	5,300	125,528
T&D Holdings, Inc.		3,600	222,050
Taiheiyo Cement Corp.		15,000	30,138
Taisei Corp.		22,000	52,477
Taisho Pharmaceutical Co. Ltd.		2,300	42,788
Taiyo Nippon Sanso Corp.		6,000	50,062
Takashimaya Co. Ltd.	†	6,000	54,513
Takeda Pharmaceutical Co. Ltd.		14,320	728,308
Takefuji Corp.		2,390	33,281
TDK Corp.		2,000	119,676
Teijin Ltd.		13,000	44,606
Terumo Corp.		2,800	143,267
THK Co. Ltd.		1,600	31,134
Tobu Railway Co. Ltd.		13,000	61,626
Toho Co. Ltd.	†	1,400	28,614
Toho Gas Co. Ltd.		5,000	27,418
Toho Titanium Co. Ltd.	†	300	5,883
Tohoku Electric Power Co., Inc.		7,700	167,718
Tokai Rika Co. Ltd.		700	14,494
Tokio Marine Holdings, Inc.		11,900	463,804
Tokuyama Corp.		3,000	22,356
Tokyo Broadcasting System, Inc.		200	3,799
Tokyo Electric Power Co., Inc. (The)		20,000	514,968
Tokyo Electron Ltd.		3,000	173,004
Tokyo Gas Co. Ltd.		36,000	145,457
Tokyo Steel Manufacturing Co. Ltd.		1,300	15,057
Tokyo Tatemono Co. Ltd.		4,000	25,906
Tokyu Corp.		21,000	108,965
Tokyu Land Corp.		9,000	51,248
TonenGeneral Sekiyu KK	†	6,000	54,505
Toppan Printing Co. Ltd.		8,000	88,124
Toray Industries, Inc.	†	24,000	128,807
Toshiba Corp.	†	50,000	368,877
Tosoh Corp.	†	9,000	36,849
Toto Ltd.		3,000	21,137
Toyo Seikan Kaisha Ltd.		3,300	58,257
Toyo Suisan Kaisha Ltd.		1,000	22,633
Toyoda Gosei Co. Ltd.		900	26,338

246	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Toyota Boshoku Corp.		1,400	$37,541
Toyota Industries Corp.		2,700	86,689
Toyota Motor Corp.		45,100	2,128,901
Toyota Tsusho Corp.		4,300	100,927
Trend Micro, Inc.	†	2,000	65,954
Ube Industries Ltd.		19,000	67,299
Unicharm Corp.	†	500	35,567
UNY Co. Ltd.		2,000	19,716
Ushio, Inc.		2,600	42,576
USS Co. Ltd.		200	13,215
West Japan Railway Co.		30	147,248
Yahoo! Japan Corp.		290	111,695
Yakult Honsha Co. Ltd.		1,900	53,524
Yamada Denki Co. Ltd.		1,400	99,748
Yamaguchi Financial Group, Inc.		2,000	27,682
Yamaha Corp.		3,700	71,548
Yamaha Motor Co. Ltd.		2,900	54,311
Yamato Holdings Co. Ltd.		7,000	97,712
Yamato Kogyo Co. Ltd.		700	33,428
Yamazaki Baking Co. Ltd.		1,000	11,005
Yaskawa Electric Corp.		5,000	49,067
Yokogawa Electric Corp.		3,400	31,150

			43,438,224

Luxembourg—0.8%
ArcelorMittal		14,541	1,429,012
Millicom International Cellular		1,019	104,901
Oriflame Cosmetics SA		337	21,536
SES		4,413	111,476

			1,666,925

Netherlands—4.6%
Aegon NV		23,053	303,071
Akzo Nobel NV		4,432	303,298
ASML Holding NV		7,336	179,558
Corio NV REIT		518	40,347
European Aeronautic Defence and Space Co. NV		5,785	108,997
Fugro NV		1,178	100,309
Heineken Holding NV, Class A		1,582	72,409
Heineken NV		4,091	208,328
ING Groep NV		31,928	1,009,487
James Hardie Industries NV		6,561	26,638
Koninklijke Ahold NV		21,058	282,295
Koninklijke DSM		2,591	151,863
Koninklijke KPN		32,374	553,491
Koninklijke Philips Electronics NV		18,172	615,401
Randstad Holding NV		1,746	60,764
Reed Elsevier NV		11,277	188,729
Royal Dutch Shell plc, Class A		58,953	2,416,589
Royal Dutch Shell plc, Class B		45,921	1,838,833
SBM Offshore NV		2,337	85,991
SNS Reaal		1,725	33,329
TNT NV		6,285	213,904
TomTom NV	*†	1,191	34,025
Unilever NV		27,312	772,344
Wolters Kluwer NV		4,949	115,192

			9,715,192

New Zealand—0.1%
Auckland International Airport Ltd.		8,084	12,019
Contact Energy Ltd.		5,052	30,747
Fletcher Building Ltd.		10,277	49,709
Sky City Entertainment Group Ltd.		8,062	18,801
Telecom Corp of New Zealand Ltd.	†	27,345	74,307

			185,583

Norway—1.0%
Aker Solutions ASA		3,235	76,227
DnB NOR ASA		13,364	169,778
Norsk Hydro ASA	†	11,436	166,753
Orkla ASA		14,782	189,409
Petroleum Geo-Services ASA	*	2,899	70,992
Renewable Energy Corp. AS	*†	2,650	68,419
StatoilHydro ASA		21,541	803,690
Storebrand ASA		6,908	51,152
Telenor ASA		14,385	270,037
Yara International ASA		3,275	289,234

			2,155,691

Portugal—0.3%
Banco BPI SA, Class G		2,502	10,323
Banco Comercial Portugues SA, Class R	†	34,512	74,438
Banco Espirito Santo SA	†	3,113	48,420
Brisa	†	6,944	80,000
Cimpor Cimentos de Portugal SGPS SA	†	1,457	9,770
Energias de Portugal SA		31,876	165,752
Portugal Telecom SGPS SA		11,716	132,514
Sonae SGPS SA	†	18,467	22,123
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA		3,994	33,128

			576,468

Singapore—1.1%
Ascendas Real Estate Investment Trust REIT		7,300	11,836
CapitaCommercial Trust REIT		20,000	28,123
CapitaLand Ltd.		23,000	96,648
CapitaMall Trust REIT		22,000	48,524
City Developments Ltd.		10,000	80,044
ComfortDelgro Corp. Ltd.		37,000	40,902
Cosco Corp. Singapore Ltd.		18,000	42,475
DBS Group Holdings Ltd.		19,000	264,346
Fraser and Neave Ltd.		10,000	33,362
Golden Agri-Resources Ltd.		83,000	54,788
Jardine Cycle & Carriage Ltd.		1,000	12,533
Keppel Corp. Ltd.		20,000	164,050
Keppel Land Ltd.		4,000	14,610
Neptune Orient Lines Ltd.		4,000	9,514
Olam International Ltd.		6,600	11,773
Oversea-Chinese Banking Corp.		40,600	244,544
Parkway Holdings Ltd.		15,000	25,594
SembCorp Industries Ltd.		10,340	31,741
SembCorp Marine Ltd.		21,000	62,598
Singapore Airlines Ltd.		8,400	90,915
Singapore Exchange Ltd.		15,000	76,518
Singapore Press Holdings Ltd.		24,500	76,604
Singapore Technologies Engineering Ltd.		26,000	52,636
Singapore Telecommunications Ltd.		135,159	360,298
United Overseas Bank Ltd.		20,000	274,566
UOL Group Ltd.		13,000	32,441
Venture Corp. Ltd.		5,000	36,180
Wilmar International Ltd.		10,000	37,158

			2,315,321

See accompanying notes to financial statements.	247

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Spain—3.9%
Abertis Infraestructuras SA		4,221	$99,864
Acciona SA		445	105,192
Acerinox SA		2,413	55,366
ACS Actividades de Construccion y Servicios SA	†	3,374	168,831
Banco Bilbao Vizcaya Argentaria SA		59,424	1,132,250
Banco de Sabadell SA	†	13,655	115,097
Banco Popular Espanol SA		13,647	188,063
Banco Santander SA		104,145	1,900,028
Bankinter SA		3,604	40,876
Cintra Concesiones de Infraestructuras de Transporte SA	†	2,974	33,180
Criteria Caixacorp SA		11,251	67,137
Enagas		2,796	78,925
Fomento de Construcciones y Contratas SA		687	40,645
Gamesa Corp. Tecnologica SA		2,739	134,092
Gas Natural SDG SA		1,797	104,354
Gestevision Telecinco SA		2,112	26,895
Grifols SA		1,686	53,699
Grupo Ferrovial SA	†	1,190	73,311
Iberdrola Renovables SA	*	11,579	89,207
Iberdrola SA	†	59,482	792,525
Iberia Lineas Aereas de Espana		9,947	23,682
Inditex SA	†	3,636	166,677
Indra Sistemas SA	†	1,576	40,858
Mapfre SA	†	13,081	62,444
Promotora de Informaciones SA	†	1,051	11,204
Red Electrica de Espana	†	2,045	132,747
Repsol YPF SA		12,303	482,823
Sacyr Vallehermoso SA		1,382	42,189
Telefonica SA		71,571	1,894,035
Union Fenosa SA		1,695	98,500
Zardoya Otis SA	†	2,751	56,937

			8,311,633

Sweden—2.0%
Alfa Laval AB		5,944	91,831
Assa Abloy AB, Class B	†	4,945	71,149
Atlas Copco AB, Class A		11,228	164,214
Atlas Copco AB, Class B		6,758	89,374
Boliden AB		4,792	38,691
Electrolux AB	†	4,438	56,393
Getinge AB, Class B		3,096	75,484
Hennes & Mauritz AB, Class B		8,223	443,633
Holmen AB, Class B	†	741	21,664
Husqvarna AB, Class B	†	3,553	30,905
Investor AB, Class B		6,722	141,125
Lundin Petroleum AB	*	2,845	41,865
Modern Times Group AB, Class B		680	39,806
Nordea Bank AB		34,197	468,585
Sandvik AB		16,020	217,656
Scania AB, Class B		5,968	81,255
Securitas AB, Class B		6,443	74,528
Skandinaviska Enskilda Banken AB, Class A		7,991	147,427
Skanska AB, Class B		5,991	85,446
SKF AB, Class B	†	6,189	96,457
Ssab Svenskt Stal AB		669	18,905
Ssab Svenskt Stal AB, Class A		2,460	78,895
Svenska Cellulosa AB, Class B		10,516	147,967
Svenska Handelsbanken AB, Class A		7,663	181,539
Swedbank AB	†	5,327	102,353
Swedish Match AB		4,102	83,597
Tele2 AB, Class B		4,495	87,413
Telefonaktiebolaget LM Ericsson, Class B		49,746	517,282
TeliaSonera AB		37,998	280,919
Volvo AB, Class B		17,694	215,461

			4,191,819

Switzerland—6.9%
ABB Ltd. (Registered)	*	36,907	1,044,684
Actelion Ltd.	*†	1,353	72,174
Adecco SA (Registered)		2,218	109,640
Baloise Holding AG		677	71,007
Compagnie Financiere Richemont SA		8,744	485,255
Credit Suisse Group AG (Registered)		17,336	789,083
EFG International AG		542	14,750
Geberit AG		650	95,432
Givaudan SA (Registered)		95	84,684
Holcim Ltd. (Registered)		3,416	276,122
Julius Baer Holding AG		3,883	260,406
Kuehne + Nagel International AG		1,071	101,340
Lindt & Spruengli AG		17	46,848
Logitech International SA	*	2,953	78,946
Lonza Group AG		741	102,405
Nestle SA (Registered)		65,040	2,931,006
Nobel Biocare Holding AG (Registered)		2,035	66,166
Novartis AG (Registered)		38,636	2,126,224
OC Oerlikon Corp. AG	*	92	25,386
Pargesa Holding SA		356	39,471
Roche Holding AG (Genusschein)		11,706	2,104,415
SGS SA (Registered)		84	119,788
Sonova Holding AG		891	73,534
STMicroelectronics NV		12,142	125,616
Straumann Holding AG		152	36,335
Sulzer AG		610	77,067
Swatch Group AG		1,197	156,640
Swiss Life Holding	*	529	140,724
Swiss Reinsurance (Registered)		6,044	400,668
Swisscom AG (Registered)		356	118,571
Syngenta AG (Registered)		1,735	562,093
Synthes, Inc.		987	135,754
UBS AG (Registered)	*	48,818	1,017,281
Zurich Financial Services AG (Registered)		2,448	623,884

			14,513,399

United Kingdom—18.8%
3i Group plc		6,812	111,432
Acergy SA		2,569	57,243
Alliance & Leicester plc		4,938	28,819
AMEC plc		4,597	81,005
Anglo American plc		22,035	1,547,612
Antofagasta plc		5,660	73,596
Associated British Foods plc		5,113	77,017
AstraZeneca plc		24,257	1,031,375
Aviva plc		43,493	431,197
BAE Systems plc		58,865	516,680
Balfour Beatty plc		8,544	71,875
Barclays plc		108,836	617,483
Berkeley Group Holdings plc	*	994	13,421

248	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
BG Group plc		55,949	$1,453,983
BHP Billiton plc		36,645	1,405,347
BP plc		312,268	3,619,397
British Airways plc		10,357	44,114
British American Tobacco plc		25,082	865,181
British Energy Group plc		16,175	227,552
British Land Co. plc REIT		9,097	127,927
British Sky Broadcasting Group plc		18,337	171,868
BT Group plc, Class A		136,413	540,429
Bunzl plc		6,330	82,219
Burberry Group plc		8,387	75,434
Cadbury plc		22,754	285,416
Cairn Energy plc	*	1,827	117,258
Capita Group plc (The)		10,792	147,218
Carnival plc		2,625	83,341
Carphone Warehouse Group plc		9,216	36,215
Centrica plc		61,989	381,265
Cobham plc		22,875	89,783
Compass Group plc		31,270	235,213
Daily Mail & General Trust, Class A		5,678	35,276
Diageo plc		43,343	794,101
Enterprise Inns plc		10,091	81,208
Eurasian Natural Resources Corp.	*	5,453	143,675
Firstgroup plc		6,943	71,599
Friends Provident plc		34,247	69,253
G4S plc		21,040	84,510
GKN plc		12,327	54,408
GlaxoSmithKline plc		90,759	2,006,313
Hammerson plc REIT		4,335	76,784
Hays plc		22,745	40,778
HBOS plc		63,374	346,963
Home Retail Group plc		15,769	68,141
HSBC Holdings plc		196,351	3,023,344
ICAP plc		8,924	95,588
IMI plc		4,190	36,184
Imperial Tobacco Group plc		17,112	635,692
Inchcape plc		8,732	55,269
Intercontinental Hotels Group plc		4,710	62,776
International Power plc		24,040	205,945
Invensys plc	*	15,349	79,308
Investec plc		7,041	42,872
J Sainsbury plc		19,488	123,024
Johnson Matthey plc		3,762	137,661
Kazakhmys plc		2,945	92,856
Kingfisher plc		43,785	97,072
Ladbrokes plc		10,175	51,700
Land Securities Group plc REIT		8,073	197,007
Legal & General Group plc		104,947	208,251
Liberty International plc REIT		4,854	82,843
Lloyds TSB Group plc		95,210	584,142
Logica plc		23,317	49,929
London Stock Exchange Group plc		2,311	35,683
Lonmin plc		2,297	144,956
Man Group plc		27,453	339,138
Marks & Spencer Group plc		27,328	177,702
Meggitt plc		11,533	48,653
Mondi plc		6,179	36,268
National Express Group plc		2,122	40,029
National Grid plc		43,163	565,796
Next plc		3,913	75,222
Old Mutual plc		92,615	170,018
Pearson plc		12,875	156,896
Persimmon plc		4,747	29,712
Prudential plc		41,215	434,728
Punch Taverns plc		4,246	26,388
Reckitt Benckiser Group plc		10,165	513,418
Reed Elsevier plc		19,747	225,029
Rentokil Initial plc		31,388	61,824
Rexam plc		9,593	73,694
Rio Tinto plc		16,596	1,998,621
Rolls-Royce Group plc	*	29,035	196,242
Royal Bank of Scotland Group plc		268,009	1,140,958
RSA Insurance Group plc		54,123	134,743
SABMiller plc		15,547	355,202
Sage Group plc		23,751	98,326
Schroders plc		2,678	48,493
Scottish & Southern Energy plc		14,681	409,056
Segro plc REIT		6,198	48,464
Serco Group plc		9,839	87,311
Severn Trent plc		4,129	105,070
Shire Ltd.		8,436	137,908
Smith & Nephew plc		14,645	160,678
Smiths Group plc		6,367	137,189
Stagecoach Group plc		7,725	42,848
Standard Chartered plc		22,635	641,015
Standard Life plc		35,072	145,806
Tate & Lyle plc		8,459	66,657
Taylor Wimpey plc		19,815	24,274
Tesco plc		130,591	955,190
Thomas Cook Group plc		10,332	47,901
Thomson Reuters plc		3,300	88,012
Tomkins plc		18,433	55,186
TUI Travel plc		12,225	49,679
Tullow Oil plc		11,565	219,770
Unilever plc		22,079	627,310
United Business Media plc		5,209	56,189
United Utilities plc		14,131	192,296
Vedanta Resources plc		2,066	89,222
Vodafone Group plc		884,434	2,605,838
Whitbread plc		3,770	91,936
William Hill plc		4,532	28,742
WM Morrison Supermarkets plc		36,417	191,979
Wolseley plc		11,133	82,950
WPP Group plc		18,522	176,991
Xstrata plc		10,638	847,434

			39,923,027

TOTAL COMMON STOCKS (Cost $176,304,608)			202,145,555

See accompanying notes to financial statements.	249

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
CONVERTIBLE PREFERRED STOCKS—0.0%
Germany—0.0%
Bayerische Motoren Werke AG		620	$24,629

Italy—0.0%
IFI-Istituto Finanziario Industriale SpA	*	679	13,457

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $48,394)			38,086

PREFERRED STOCKS—0.4%
Germany—0.4%
Fresenius SE		1,113	96,162
Henkel AG & Co. KGaA		2,868	113,969
Porsche Automobil Holding SE		1,500	230,968
ProSiebenSat.1 Media AG	†	1,687	16,865
RWE AG		768	77,258
Volkswagen AG		1,699	246,027

			781,249

Italy—0.0%
Unipol Gruppo Finanziario SpA		16,591	31,878

Switzerland—0.0%
Schindler Holding AG		697	51,773

TOTAL PREFERRED STOCKS (Cost $673,554)			864,900

RIGHTS—0.0%
United Kingdom—0.0%
Barclays plc, Expires 07/17/2008	*‡	23,321	4,413
HBOS plc, Expires 07/18/2008	*	25,349	5,428

TOTAL RIGHTS (Cost $—)			9,841

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bill—0.3%
U.S. Treasury Bill
1.960%	09/18/2008	‡‡
(Cost $697,005)			$700,000	697,261

		Shares	Value
CASH EQUIVALENTS—7.7%
Institutional Money Market Funds—7.7%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	4,301,078	$4,301,078
AIM Short-Term Investments Trust Prime Assets Portfolio	††	9,213,899	9,213,899
JPMorgan Prime Money Market Fund, Capital Shares		2,690,345	2,690,345

TOTAL CASH EQUIVALENTS (Cost $16,205,322)			16,205,322

TOTAL INVESTMENTS—103.8% (Cost $193,928,883)			219,960,965
Other assets less liabilities—(3.8%)			(7,958,978)

NET ASSETS—100.0%			$212,001,987

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
RNC	Risparmio Non-Convertible Savings Shares
VVPR	Verlaagde Vooheffing Precompte Reduit
†	Denotes all or a portion of security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the board of directors.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

250	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS — (Continued)

June 30, 2008 (Unaudited)

Vantagepoint Overseas Equity Index Fund

Percentage of Portfolio by Industry (unaudited):
COMMON STOCKS
Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	8.4%
Metals & Mining	7.3%
Pharmaceuticals	5.5%
Insurance	4.3%
Diversified Telecommunication Services	4.1%
Electric Utilities	3.9%
Chemicals	3.5%
Automobiles	3.0%
Food Products	2.5%
Capital Markets	2.3%
Food & Staples Retailing	2.1%
Machinery	2.0%
Multi-Utilities	2.0%
Industrial Conglomerates	1.7%
Wireless Telecommunication Services	1.7%
Real Estate Management & Development	1.5%
Diversified Financial Services	1.5%
Electrical Equipment	1.5%
Electronic Equipment & Instruments	1.3%
Media	1.3%
Beverages	1.3%
Communications Equipment	1.2%
Trading Companies & Distributors	1.1%
Software	1.0%
Household Durables	1.0%
Tobacco	0.9%
Commercial Services & Supplies	0.8%
Road & Rail	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Office Electronics	0.7%
Real Estate Investment Trusts (REIT)	0.7%
Aerospace & Defense	0.7%
Specialty Retail	0.7%
Marine	0.6%
Gas Utilities	0.6%
Auto Components	0.6%
Construction & Engineering	0.6%
Building Products	0.5%
Hotels, Restaurants & Leisure	0.5%
Semiconductors & Semiconductor Equipment	0.5%
Energy Equipment & Services	0.5%
Health Care Equipment & Supplies	0.5%
Household Products	0.4%
Transportation Infrastructure	0.4%
Air Freight & Logistics	0.4%
Construction Materials	0.4%
Personal Products	0.4%
Computers & Peripherals	0.4%
IT Services	0.3%
Paper & Forest Products	0.3%
Biotechnology	0.2%
Multiline Retail	0.2%
Independent Power Producers & Energy Traders	0.2%
Airlines	0.1%
Food	0.1%
Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Consumer Finance	0.1%
Health Care Providers & Services	0.1%
Internet Software & Services	0.1%
Leisure Equipment & Products	0.1%
Distributors	0.1%

95.4%
PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%

0.4%
TOTAL COMMON STOCKS/PREFERRED STOCKS	95.8%

CASH EQUIVALENTS
Institutional Money Market Funds	7.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.3%

TOTAL CASH EQUIVALENTS/ U.S. TREASURY OBLIGATIONS	8.0%

TOTAL INVESTMENTS	103.8%
Other assets less liabilities	(3.8)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.	251

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	4,179,540	$40,708,715
Vantagepoint Diversified Assets Fund	3,111,680	31,241,264
Vantagepoint Equity Income Fund	3,397,613	29,457,309
Vantagepoint Growth & Income Fund	3,179,422	29,727,592
Vantagepoint Inflation Protected Securities Fund	2,672,209	28,432,303
Vantagepoint International Fund	1,353,501	15,023,864
Vantagepoint Low Duration Bond Fund	13,717,613	134,295,433

		308,886,480

TOTAL INVESTMENTS—100.0% (Cost $314,587,226)		308,886,480
Other assets less liabilities—(0.0%)		(47,845)

NET ASSETS—100.0%		$308,838,635

252	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,651,647	$16,433,892
Vantagepoint Core Bond Index Fund Class I	12,118,548	118,034,653
Vantagepoint Diversified Assets Fund	5,747,313	57,703,027
Vantagepoint Equity Income Fund	6,915,681	59,958,953
Vantagepoint Growth & Income Fund	5,287,000	49,433,447
Vantagepoint Growth Fund	3,570,726	32,993,512
Vantagepoint Inflation Protected Securities Fund	3,551,191	37,784,676
Vantagepoint International Fund	3,994,599	44,340,047
Vantagepoint Low Duration Bond Fund	13,526,702	132,426,413
Vantagepoint Select Value Fund	1,899,758	16,546,892

		565,655,512

TOTAL INVESTMENTS—100.0% (Cost $562,042,032)		565,655,512
Other assets less liabilities—(0.0%)		(73,434)

NET ASSETS—100.0%		$565,582,078

See accompanying notes to financial statements.	253

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,591,422	$75,534,645
Vantagepoint Core Bond Index Fund Class I	26,662,790	259,695,570
Vantagepoint Discovery Fund	4,883,560	41,607,933
Vantagepoint Diversified Assets Fund	14,394,369	144,519,463
Vantagepoint Equity Income Fund	18,780,172	162,824,090
Vantagepoint Growth & Income Fund	17,548,688	164,080,236
Vantagepoint Growth Fund	14,825,443	136,987,091
Vantagepoint Inflation Protected Securities Fund	5,487,934	58,391,614
Vantagepoint International Fund	14,934,066	165,768,129
Vantagepoint Low Duration Bond Fund	11,780,541	115,331,497
Vantagepoint Select Value Fund	8,720,176	75,952,735

		1,400,693,003

TOTAL INVESTMENTS—100.0% (Cost $1,374,372,420)		1,400,693,003
Other assets less liabilities—(0.0%)		(145,620)

NET ASSETS—100.0%		$1,400,547,383

254	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	13,322,783	$132,561,691
Vantagepoint Core Bond Index Fund Class I	25,396,008	247,357,117
Vantagepoint Discovery Fund	8,330,081	70,972,291
Vantagepoint Diversified Assets Fund	16,468,739	165,346,135
Vantagepoint Equity Income Fund	23,191,104	201,066,868
Vantagepoint Growth & Income Fund	21,638,847	202,323,224
Vantagepoint Growth Fund	19,341,350	178,714,071
Vantagepoint International Fund	22,712,927	252,113,486
Vantagepoint Select Value Fund	15,277,248	133,064,827

		1,583,519,710

TOTAL INVESTMENTS—100.0% (Cost $1,569,651,618)		1,583,519,710
Other assets less liabilities—(0.0%)		(162,036)

NET ASSETS—100.0%		$1,583,357,674

See accompanying notes to financial statements.	255

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,198,939	$51,729,447
Vantagepoint Discovery Fund	5,835,348	49,717,166
Vantagepoint Equity Income Fund	11,358,368	98,477,052
Vantagepoint Growth & Income Fund	9,984,388	93,354,025
Vantagepoint Growth Fund	10,120,890	93,517,028
Vantagepoint International Fund	10,017,899	111,198,682
Vantagepoint Select Value Fund	5,967,421	51,976,239

		549,969,639

TOTAL INVESTMENTS—100.0% (Cost $594,086,804)		549,969,639
Other assets less liabilities—(0.0%)		(65,877)

NET ASSETS—100.0%		$549,903,762

256	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone Retirement Income Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	607,662	$5,918,629
Vantagepoint Diversified Assets Fund	534,108	5,362,444
Vantagepoint Equity Income Fund	716,458	6,211,689
Vantagepoint Growth & Income Fund	667,174	6,238,073
Vantagepoint Inflation Protected Securities Fund	459,142	4,885,269
Vantagepoint International Fund	283,302	3,144,655
Vantagepoint Low Duration Bond Fund	2,195,280	21,491,791

		53,252,550

TOTAL INVESTMENTS—100.0% (Cost $56,133,899)		53,252,550
Other assets less liabilities—(0.0%)		(6,766)

NET ASSETS—100.0%		$53,245,784

See accompanying notes to financial statements.	257

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2010 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	823,859	$8,024,384
Vantagepoint Diversified Assets Fund	723,721	7,266,159
Vantagepoint Equity Income Fund	1,173,056	10,170,395
Vantagepoint Growth & Income Fund	901,271	8,426,886
Vantagepoint Growth Fund	219,854	2,031,453
Vantagepoint Inflation Protected Securities Fund	549,840	5,850,298
Vantagepoint International Fund	497,464	5,521,846
Vantagepoint Low Duration Bond Fund	2,455,726	24,041,553
Vantagepoint Mid/Small Company Index Fund Class I	96,577	1,446,721

		72,779,695

TOTAL INVESTMENTS—100.0% (Cost $77,239,476)		72,779,695
Other assets less liabilities—(0.0%)		(28,911)

NET ASSETS—100.0%		$72,750,784

258	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2015 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,095,798	$20,413,071
Vantagepoint Diversified Assets Fund	1,389,193	13,947,503
Vantagepoint Equity Income Fund	2,907,144	25,204,937
Vantagepoint Growth & Income Fund	1,594,868	14,912,012
Vantagepoint Growth Fund	1,081,236	9,990,625
Vantagepoint Inflation Protected Securities Fund	517,576	5,507,006
Vantagepoint International Fund	1,339,178	14,864,871
Vantagepoint Low Duration Bond Fund	2,491,170	24,388,556
Vantagepoint Mid/Small Company Index Fund Class I	556,494	8,336,283

		137,564,864

TOTAL INVESTMENTS—100.0% (Cost $149,098,268)		137,564,864
Other assets less liabilities—(0.0%)		(32,419)

NET ASSETS—100.0%		$137,532,445

See accompanying notes to financial statements.	259

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2020 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,392,242	$23,300,436
Vantagepoint Diversified Assets Fund	1,239,342	12,442,990
Vantagepoint Equity Income Fund	3,065,576	26,578,541
Vantagepoint Growth & Income Fund	1,527,129	14,278,658
Vantagepoint Growth Fund	1,115,187	10,304,328
Vantagepoint International Fund	1,414,438	15,700,258
Vantagepoint Low Duration Bond Fund	1,014,788	9,934,779
Vantagepoint Mid/Small Company Index Fund Class I	735,829	11,022,717

		123,562,707

TOTAL INVESTMENTS—100.0% (Cost $134,455,188)		123,562,707
Other assets less liabilities—(0.0%)		(31,748)

NET ASSETS—100.0%		$123,530,959

260	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2025 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,462,468	$14,244,436
Vantagepoint Diversified Assets Fund	917,068	9,207,365
Vantagepoint Equity Income Fund	2,381,805	20,650,250
Vantagepoint Growth & Income Fund	1,252,493	11,710,811
Vantagepoint Growth Fund	906,153	8,372,854
Vantagepoint International Fund	1,181,303	13,112,464
Vantagepoint Low Duration Bond Fund	281,588	2,756,751
Vantagepoint Mid/Small Company Index Fund Class I	683,252	10,235,118

		90,290,049

TOTAL INVESTMENTS—100.0% (Cost $99,574,211)		90,290,049
Other assets less liabilities—(0.0%)		(29,985)

NET ASSETS—100.0%		$90,260,064

See accompanying notes to financial statements.	261

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2030 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	915,525	$8,917,211
Vantagepoint Diversified Assets Fund	552,900	5,551,121
Vantagepoint Equity Income Fund	1,950,143	16,907,739
Vantagepoint Growth & Income Fund	1,052,139	9,837,501
Vantagepoint Growth Fund	778,744	7,195,592
Vantagepoint International Fund	999,468	11,094,096
Vantagepoint Mid/Small Company Index Fund Class I	653,910	9,795,577

		69,298,837

TOTAL INVESTMENTS—100.0% (Cost $77,262,152)		69,298,837
Other assets less liabilities—(0.0%)		(29,208)

NET ASSETS—100.0%		$69,269,629

262	See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2035 Fund

	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	453,397	$4,416,084
Vantagepoint Diversified Assets Fund	119,265	1,197,420
Vantagepoint Equity Income Fund	1,144,635	9,923,986
Vantagepoint Growth & Income Fund	614,461	5,745,211
Vantagepoint Growth Fund	481,087	4,445,246
Vantagepoint International Fund	611,050	6,782,654
Vantagepoint Mid/Small Company Index Fund Class I	447,101	6,697,574

		39,208,175

TOTAL INVESTMENTS—100.1% (Cost $44,445,532)		39,208,175
Other assets less liabilities—(0.1%)		(27,845)

NET ASSETS—100.0%		$39,180,330

See accompanying notes to financial statements.	263

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Vantagepoint Milestone 2040 Fund

	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	398,543	$3,881,805
Vantagepoint Equity Income Fund	1,136,327	9,851,957
Vantagepoint Growth & Income Fund	607,986	5,684,667
Vantagepoint Growth Fund	490,613	4,533,264
Vantagepoint International Fund	617,368	6,852,786
Vantagepoint Mid/Small Company Index Fund Class I	478,248	7,164,155

		37,968,634

TOTAL INVESTMENTS—100.1% (Cost $43,452,515)		37,968,634
Other assets less liabilities—(0.1%)		(28,616)

NET ASSETS—100.0%		$37,940,018

264	See accompanying notes to financial statements.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
SAR000-001-200806-188

Item 2	(Code of Ethics):

Sub-item 2a. Not applicable to this filing.

Sub-item 2c. Effective June 27, 2008, the registrant adopted amendments to the code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3	(Audit Committee Financial Expert): Not applicable to this filing.

Item 4	(Principal Accountant Fees and Services): Not applicable to this filing.

Item 5	(Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6	(Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act.

Item 7	(Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8	(Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9	(Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 10	(Submission of Matters to a Vote of Security Holders): Not applicable; no material changes.

Item 11	(Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12	(Exhibits):

Sub-item 12a(1). The amended and restated code of ethics exhibit is attached.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	September 8, 2008

By:	/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer

Date:	September 8, 2008